UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1	– Reports to Stockholders

SEMIANNUAL REPORT

JUNE 30, 2006

The Prudential Series Fund

■	Conservative Balanced Portfolio

■	Diversified Bond Portfolio

■	Equity Portfolio

■	Flexible Managed Portfolio

■	Global Portfolio

■	Government Income Portfolio

■	High Yield Bond Portfolio

■	Jennison Portfolio

■	Money Market Portfolio

■	Natural Resources Portfolio

■	Small Capitalization Stock Portfolio

■	Stock Index Portfolio

■	Value Portfolio

Please note that inside is a Prospectus Supplement dated August 25, 2006. This document is separate from and not a part of the semiannual report.

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

213 Washington Street, Newark, NJ 07102-3777

Pruco Life Insurance Company is not licensed to do business in New York.

IFS-A105620

T

his report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you. A list of the variable contracts that this report supports is located on the inside back cover.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your policy’s insurance protection.

DISCOVER THE BENEFITS OF E-DELIVERY

■	Eliminate receiving printed reports.

■	View documents on-line as they become available.

■	Download and store e-reports on your PC.

■	Help the environment by using less paper.

To receive your semiannual/annual reports on-line, go to www.prudential.com/edelivery and enroll. Instead of receiving printed reports, you will receive notification via e-mail when new materials are available for your review. You can cancel your enrollment or change your e-mail address at any time by visiting the internet address listed above.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

The Prudential Series Fund

June 30, 2006

■	LETTER TO CONTRACT OWNERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

A1 Financial Statements

B1 Schedule of Investments

C1 Notes to Financial Statements

D1 Financial Highlights

■	APPROVALS OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund

Letter to Contract Owners

June 30, 2006

■	DEAR CONTRACT OWNER

Because your success is important to us, we hope this semiannual report for the Prudential Series Fund serves as both an informative and useful resource.

With the first half of the year complete, we continue to emphasize that a diversified portfolio is a prudent way to make the best of developing investment opportunities. A portfolio utilizing a diversified asset allocation strategy helps manage risk because it is not exposed to a particular asset class. In addition, it provides an opportunity to better position your investments as asset classes rotate in and out of favor. With the current volatility of today’s stock market, this concept is more important than ever.

When creating your diversified investment strategy, speak with your investment professional to develop a plan that takes into account your reasons for investing, as well as your personal investment horizons and tolerance for risk. By carefully choosing a wide variety of assets and reviewing them periodically over time, you can enhance your focus on meeting your long-term objectives.

As always, we at Prudential are committed to meeting your current and future needs by providing financial solutions that are designed to help you grow and protect your wealth. We thank you for your confidence in our products.

Sincerely,

David R. Odenath, Jr.

President,

The Prudential Series Fund	July 31, 2006

PRESIDENT

DAVID R. ODENATH, JR.

Presentation of Portfolio Holdings for the Prudential Series Fund as of June 30, 2006 (Unaudited)

Conservative Balanced		Diversified Bond		Equity
Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	1.7%	Federal National Mortgage Association,		PepsiCo, Inc.	1.9%
General Electric Co.	1.5%	5.5%, 7/15/35	3.7%	Merrill Lynch & Co., Inc.	1.9%
Citigroup, Inc.	1.1%	Federal National Mortgage Association,		Wal-Mart Stores, Inc.	1.8%
Bank of America Corp.	1.0%	5.0%, 3/1/34	2.6%	Microsoft Corp.	1.8%
Microsoft Corp.	0.9%	United States Treasury Inflation Bonds,		Sempra Energy	1.7%
		3.875%, 1/15/09	1.7%
		Federal National Mortgage Association,
		4.5%, 7/01/19	1.3%
		MBNA Master Credit Card Trust, Series
		1999-J, Class A, 7.00%, 2/15/12	1.3%

Flexible Managed		Global		Government Income
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)
Exxon Mobil Corp.	2.2%	UnitedHealth Group, Inc.	1.2%	United States Treasury Inflation Index
General Electric Co.	1.7%	Genentech, Inc.	1.1%	Notes, 3.875%, 1/15/09	4.9%
Microsoft Corp.	1.6%	FedEx Corp.	1.1%	United States Treasury Notes,
Citigroup, Inc.	1.5%	HBOS PLC	1.0%	4.875%, 4/30/11	4.8%
ChevronTexaco Corp.	1.1%	Comcast Corp. (Class “A” Stock)	1.0%	Federal National Mortgage Association,
				5.30%, 2/22/11	4.5%
				Federal National Mortgage Association, 5.00%, TBA	4.5%
				Federal National Mortgage Association, 4.50%, 2/15/11	2.7%

High Yield Bond		Jennison		Natural Resources
Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Ford Motor Credit Co., 7.88%, 6/15/10	1.5%	Google, Inc. (Class "A" Stock)	4.0%	GlobalSantaFe Corp.	3.4%
Accelent Inc., 10.50%, 12/01/13	1.0%	PepsiCo, Inc.	2.6%	Suncor Energy, Inc.	3.3%
General Motors Acceptance Corp., 6.88%,		UBS AG	2.5%	Halliburton Co.	2.9%
8/28/12	1.0%	Novartis AG, ADR	2.5%	OPTI Canada, Inc. (Canada)	2.8%
Skilled Healthcare Group, Inc., 11.00%,		Roche Holdings Group, ADR	2.5%	National-Oilwell Varco, Inc.	2.8%
1/15/14	0.8%
Warner Chilcott Corp., 8.75%, 2/01/15	0.8%

Small Capitalization Stock		Stock Index		Value
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
iShares S&P SmallCap 600 Index	0.7%	Exxon Mobil Corp.	3.2%	Citigroup, Inc.	2.9%
Frontier Oil Corp.	0.7%	General Electric Co.	2.9%	Bank of America Corp.	2.8%
Cimarex Energy Co.	0.6%	Citigroup, Inc.	2.1%	Altria Group, Inc.	2.7%
ResMed, Inc.	0.6%	Bank of America Corp.	1.9%	Kroger Co. (The)	2.6%
Global Payments, Inc.	0.6%	Microsoft Corp.	1.8%	TXU Corp.	2.3%

For a complete listing of holdings, refer to the Schedule of Investments section of this report.

Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Fees and Expenses (Unaudited)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Conservative Balanced (Class I)	Actual	$1,000.00	$1,012.40	0.58%	$2.89
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

Diversified Bond (Class I)	Actual	$1,000.00	$992.00	0.45%	$2.22
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26

Equity (Class I)	Actual	$1,000.00	$1,006.20	0.47%	$2.34
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36

Equity (Class II)	Actual	$1,000.00	$1,004.10	0.87%	$4.32
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Flexible Managed (Class I)	Actual	$1,000.00	$1,019.60	0.63%	$3.15
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Global (Class I)	Actual	$1,000.00	$1,058.90	0.87%	$4.44
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Government Income (Class I)	Actual	$1,000.00	$993.70	0.49%	$2.42
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

High Yield Bond (Class I)	Actual	$1,000.00	$1,027.50	0.59%	$2.97
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

Jennison (Class I)	Actual	$1,000.00	$933.50	0.63%	$3.02
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Jennison (Class II)	Actual	$1,000.00	$931.70	1.03%	$4.93
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

Money Market (Class I)	Actual	$1,000.00	$1,021.70	0.46%	$2.31
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31

Natural Resources (Class I)	Actual	$1,000.00	$1,175.70	0.48%	$2.59
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41

Natural Resources (Class II)	Actual	$1,000.00	$1,173.40	0.88%	$4.74
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

Small Capitalization Stock (Class I)	Actual	$1,000.00	$1,074.50	0.46%	$2.37
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31

Stock Index (Class I)	Actual	$1,000.00	$1,026.30	0.38%	$1.91
	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

Value (Class I)	Actual	$1,000.00	$1,067.30	0.43%	$2.20
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

Value (Class II)	Actual	$1,000.00	$1,065.10	0.83%	$4.25
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2006 (to reflect the six-month period).

CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $175,510,683:
Unaffiliated investments (cost $2,166,780,933)	$2,396,293,511
Affiliated investments (cost $453,760,772)	453,828,350
Receivable for investments sold	58,764,207
Dividends and interest receivable	9,864,202
Receivable for Series shares sold	51,530
Foreign tax reclaim receivable	46,572
Prepaid expenses	17,572

Total Assets	2,918,865,944

LIABILITIES
Collateral for securities on loan	182,177,266
Payable for investments purchased	85,920,251
Management fee payable	1,194,327
Payable for Series shares repurchased	701,591
Payable to custodian	619,774
Accrued expenses and other liabilities	505,757
Foreign currency, at value (cost $39,707)	40,527
Due to broker—variation margin	10,469
Outstanding options written (premiums received $32,695)	388
Transfer agent fee payable	308

Total Liabilities	271,170,658

NET ASSETS	$2,647,695,286

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$1,781,565
Paid-in capital in excess of par	2,484,275,720

2,486,057,285
Undistributed net investment income	38,878,534
Accumulated net realized loss on investments	(107,116,123)
Net unrealized appreciation on investments and foreign currencies	229,875,590

Net assets, June 30, 2006	$2,647,695,286

Net asset value and redemption price per share, $2,647,695,286 / 178,156,464 outstanding shares of beneficial interest (authorized 525,000,000 shares)	$14.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Interest	$25,457,249
Unaffiliated dividend income (net of foreign withholding taxes of $146,803)	14,705,748
Affiliated dividend income	6,408,325
Affiliated income from securities loaned, net	133,681

46,705,003

EXPENSES
Management fee	7,445,408
Custodian’s fees and expenses	167,000
Shareholders’ reports	89,000
Insurance expenses	74,000
Trustees’ fees	23,000
Audit fee	10,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fee and expenses (including affiliated expense of $900) (Note 4)	1,000
Miscellaneous	5,061

Total expenses	7,826,469

NET INVESTMENT INCOME	38,878,534

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(80,882,588)
Short sales	12,773
Futures transactions	(1,606,267)
Foreign currency transactions	(33,033)
Swaps	(349,796)

(82,858,911)

Net change in unrealized appreciation (depreciation) on:
Investments	78,987,529
Futures	(84,540)
Options written	6,975
Foreign currencies	(575)

78,909,389

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(3,949,522)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,929,012

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$38,878,534	$68,482,581
Net realized loss on investments, swaps and foreign currency transactions	(82,858,911)	(14,618,230)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	78,909,389	39,591,655

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	34,929,012	93,456,006

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(69,851,558)	(65,771,642)
Distributions from net realized capital gains	(5,874,856)	(28,275,553)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(75,726,414)	(94,047,195)

SERIES SHARE TRANSACTIONS:
Series shares sold (1,068,942 and 2,034,058 shares, respectively)	16,083,376	30,062,884
Series shares issued in reinvestment of dividends and distributions (5,014,994 and 6,595,175 shares, respectively)	75,726,414	94,047,195
Series shares repurchased (10,172,777 and 18,072,236 shares, respectively)	(153,110,040)	(267,289,008)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(61,300,250)	(143,178,929)

TOTAL DECREASE IN NET ASSETS	(102,097,652)	(143,770,118)
NET ASSETS:
Beginning of period	2,749,792,938	2,893,563,056

End of period (a)	$2,647,695,286	$2,749,792,938

(a) Includes undistributed net investment income of:	$38,878,534	$69,851,558

SEE NOTES TO FINANCIAL STATEMENTS.

A1

DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $66,176,073:
Unaffiliated investments (cost $1,177,963,564)	$1,146,052,203
Affiliated investments (cost $154,429,780)	154,493,083
Cash	954,514
Foreign currency, at value (cost $380,061)	381,997
Receivable for investments sold	72,074,847
Interest receivable	11,822,585
Unrealized appreciation on swaps	334,274
Unrealized appreciation on forward foreign currency contracts	186,007
Receivable for Series shares sold	50,047
Due from broker—variation margin	44,057
Prepaid expenses	9,587

Total Assets	1,386,403,201

LIABILITIES
Payable for investments purchased	157,988,568
Collateral for securities on loan	67,462,845
Securities sold short, at value (proceeds $15,700,313)	15,592,500
Unrealized depreciation on forward foreign currency contracts	679,879
Payable for Series shares repurchased	478,477
Accrued expenses and other liabilities	410,247
Management fee payable	378,129
Unrealized depreciation on swaps	32,821
Deferred trustees’ fees	7,745
Outstanding options written (premiums received $68,013)	806
Transfer agent fee payable	435

Total Liabilities	243,032,452

NET ASSETS	$1,143,370,749

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$1,086,923
Paid-in capital in excess of par	1,181,682,897

1,182,769,820
Undistributed net investment income	821,516
Accumulated net realized loss on investments	(8,290,974)
Net unrealized appreciation on investments and foreign currencies	(31,929,613)

Net assets, June 30, 2006	$1,143,370,749

Net asset value and redemption price per share, $1,143,370,749 / 108,692,333 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$10.52

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Interest (net of foreign withholding taxes of $8,204)	$29,979,136
Affiliated dividend income	2,659,604
Affiliated income from securities loaned, net	89,827

32,728,567

EXPENSES
Management fee	2,363,547
Custodian’s fees and expenses	137,000
Shareholders’ reports	103,000
Insurance expenses	43,000
Trustees’ fees	11,000
Audit fee	10,000
Legal fees and expenses	9,000
Commitment fee on syndicated credit agreement	3,000
Transfer agent’s fee and expenses (including affiliated expense of $1,200) (Note 4)	1,200
Miscellaneous	3,897

Total expenses	2,684,644

NET INVESTMENT INCOME	30,043,923

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(6,676,141)
Short sales	135,137
Futures transactions	(611,158)
Swaps	(122,581)
Foreign currency transactions	1,327,148

(5,947,595)

Net change in unrealized appreciation (depreciation) on:
Investments	(30,999,015)
Securities sold short	107,813
Futures	(1,029,501)
Swaps	(400,857)
Options written	14,513
Foreign currencies	(1,046,281)

(33,353,328)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(39,300,923)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,257,000)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$30,043,923	$58,610,798
Net realized gain (loss) on investments, swaps and foreign currency transactions	(5,947,595)	9,146,862
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(33,353,328)	(28,627,041)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,257,000)	39,130,619

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(27,649,596)	(64,066,702)
Distributions from net realized capital gains	(11,072,647)	(8,967,165)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(38,722,243)	(73,033,867)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,628,152 and 13,510,338 shares, respectively]	17,621,573	149,284,047
Series shares issued in reinvestment of dividends and distributions [3,628,108 and 6,639,907 shares, respectively]	38,722,243	73,033,867
Series shares repurchased [8,875,333 and 21,634,412 shares, respectively]	(95,639,807)	(241,438,250)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(39,295,991)	(19,120,336)

TOTAL DECREASE IN NET ASSETS	(87,275,234)	(53,023,584)
NET ASSETS:
Beginning of period	1,230,645,983	1,283,669,567

End of period (a)	$1,143,370,749	$1,230,645,983

(a) Includes undistributed net investment income of:	$821,516	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A2

EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $276,715,290:
Unaffiliated investments (cost $3,492,507,374)	$3,995,013,856
Affiliated investments (cost $367,504,511)	367,504,511
Cash	16,668,433
Receivable for investments sold	21,099,622
Dividends and interest receivable	4,590,703
Receivable for Series shares sold	120,561
Tax reclaim receivable	17,041
Prepaid expenses	75,579

Total Assets	4,405,090,306

LIABILITIES
Collateral for securities on loan	286,877,190
Payable for investments purchased	3,254,803
Management fee payable	1,508,122
Payable for Series shares repurchased	1,325,232
Accrued expenses and other liabilities	698,529
Deferred trustees’ fees	2,073
Transfer agent fee payable	900
Administration fee payable	658
Distribution fee payable	366

Total Liabilities	293,667,873

NET ASSETS	$4,111,422,433

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$1,659,374
Paid-in capital in excess of par	3,747,687,420

3,749,346,794
Undistributed net investment income	25,215,076
Accumulated net realized loss on investments	(165,645,580)
Net unrealized appreciation on investments and foreign currencies	502,506,143

Net assets, June 30, 2006	$4,111,422,433

Class I:
Net asset value and redemption price per share, $4,109,684,679 / 165,867,273 shares of beneficial interest (authorized 525,000,000 shares)	$24.78

Class II:
Net asset value and redemption price per share, $1,737,754 / 70,095 shares of beneficial interest (authorized 50,000,000 shares)	$24.79

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $937,662)	$33,310,107
Affiliated dividend income	1,764,481
Affiliated income from securities lending, net	226,170
Interest	608

35,301,366

EXPENSES
Management fee	9,614,253
Distribution fee—Class II	2,659
Administration fee—Class II	1,595
Custodian’s fees and expenses	242,000
Shareholders’ reports	99,000
Insurance expenses	50,000
Trustees’ fees	36,000
Legal fees and expenses	12,000
Commitment fee on syndicated credit agreement	9,000
Audit fee	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,700) (Note 4)	4,000
Miscellaneous	6,666

Total expenses	10,084,173

NET INVESTMENT INCOME	25,217,193

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	204,627,757
Foreign currency transactions	407

204,628,164

Net change in unrealized appreciation (depreciation) on:
Investments and foreign currencies	(199,940,173)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,687,991

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,905,184

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$25,217,193	$41,399,720
Net realized gain on investments and foreign currency transactions	204,628,164	423,884,584
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(199,940,173)	(16,875,093)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,905,184	448,409,211

DIVIDENDS:
Dividends from net investment income
Class I	(2,152,237)	(39,989,141)
Class II	—	(9,415)

TOTAL DIVIDENDS	(2,152,237)	(39,998,556)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [1,400,255 and 3,037,919 shares, respectively]	35,294,587	69,318,202
Series shares issued in reinvestment of dividends [84,072 and 1,608,907 shares, respectively]	2,152,237	39,998,556
Net asset value of shares issued in merger [0 and 1,320,590 shares, respectively]	—	28,041,417
Series shares repurchased [9,505,358 and 17,423,309 shares, respectively]	(239,718,032)	(396,681,659)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(202,271,208)	(259,323,484)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(174,518,261)	149,087,171
NET ASSETS:
Beginning of period	4,285,940,694	4,136,853,523

End of period (a)	$4,111,422,433	$4,285,940,694

(a) Includes undistributed net investment income of	$25,215,076	$2,150,120

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $252,833,903:
Unaffiliated Investments (cost $2,982,917,136)	$3,161,826,468
Affiliated Investments (cost $632,350,866)	632,438,535
Cash	61,082
Receivable for investments sold	62,420,275
Dividends and interest receivable	10,661,335
Due from broker—variation margin	164,678
Tax reclaim receivable	71,842
Receivable for Series shares sold	52,492
Prepaid expenses	13,009

Total Assets	3,867,709,716

LIABILITIES
Collateral for securities on loan	260,889,198
Payable for investments purchased	113,394,493
Management fee payable	1,704,846
Accrued expenses and other liabilities	806,433
Payable for Series shares repurchased	620,956
Foreign currency, at value (cost $63,758)	64,762
Transfer agent fee payable	482
Outstanding options written (premiums received $25,846)	306

Total Liabilities	377,481,476

NET ASSETS	$3,490,228,240

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$2,092,859
Paid-in capital in excess of par	3,217,322,615

3,219,415,474
Undistributed net investment income	42,835,179
Accumulated net realized gain on investments	49,711,883
Net unrealized appreciation on investments	178,265,704

Net assets June 30, 2006	$3,490,228,240

Net asset value and redemption price per share $3,490,228,240 ÷ 209,285,892 outstanding shares of beneficial interest (authorized 600,000,000 shares)	$16.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $217,237)	$23,412,512
Interest	22,486,086
Affiliated dividend income	7,842,078
Affiliated income from securities loaned, net	206,131

53,946,807

EXPENSES
Management fee	10,596,924
Custodian’s fees and expenses	247,000
Insurance expenses	102,000
Shareholders’ reports	86,000
Trustees’ fees	30,000
Commitment fee on syndicated credit agreement	15,000
Audit fee	10,000
Legal fees and expenses	9,000
Loan interest expense (Note 8)	4,000
Transfer agent’s fee and expenses (including affiliated expense of $900) (Note 4)	1,000
Miscellaneous	10,704

Total expenses	11,111,628

NET INVESTMENT INCOME	42,835,179

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	74,358,957
Swaps	(320,264)
Futures transactions	(1,103,508)
Foreign currency transactions	(48,894)
Short sales	51,719

72,938,010

Net change in unrealized appreciation (depreciation) on:
Investments	(43,827,091)
Options written	5,513
Futures	(1,479,952)
Foreign currencies	(510)

(45,302,040)

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	27,635,970

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,471,149

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$42,835,179	$69,761,928
Net realized gain on investments, swaps and foreign currency transactions	72,938,010	187,998,027
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(45,302,040)	(116,399,356)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	70,471,149	141,360,599

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(70,753,332)	(68,680,004)
Distributions from net realized capital gains	(51,561,230)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(122,314,562)	(68,680,004)

SERIES SHARE TRANSACTIONS:
Series shares sold (726,524 and 2,131,903 shares, respectively)	12,306,424	35,053,816
Series shares issued in reinvestment of dividends and distributions (7,199,209 and 4,311,362 shares, respectively)	122,314,562	68,680,004
Series shares repurchased (8,030,792 and 31,247,534 shares, respectively)	(136,478,377)	(515,965,873)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(1,857,391)	(412,232,053)

TOTAL DECREASE IN NET ASSETS	(53,700,804)	(339,551,458)
NET ASSETS:
Beginning of period	3,543,929,044	3,883,480,502

End of period (a)	$3,490,228,240	$3,543,929,044

(a) Includes undistributed net investment income of:	$42,835,179	$70,753,332

SEE NOTES TO FINANCIAL STATEMENTS.

A4

GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $55,947,331:
Unaffiliated investments (cost $747,177,175)	$804,113,967
Affiliated investments (cost $77,723,318)	77,723,318
Receivable for investments sold	12,308,764
Foreign currency, at value (cost $11,379,513)	11,501,999
Dividends and interest receivable	728,532
Foreign tax reclaim receivable	404,655
Prepaid expenses	6,622

Total Assets	906,787,857

LIABILITIES
Collateral for securities on loan	57,878,843
Payable for investments purchased	4,340,264
Management fee payable	510,014
Accrued expenses and other liabilities	266,227
Payable to custodian	164,448
Transfer agent fee payable	826

Total Liabilities	63,160,622

NET ASSETS	$843,627,235

Net assets were comprised of:
Shares of beneficial interest, at $.01 par value	$423,080
Paid-in capital in excess of par	809,486,251

809,909,331
Undistributed net investment income	5,782,971
Accumulated net realized loss on investments	(29,132,183)
Net unrealized appreciation on investments and foreign currencies	57,067,116

Net assets, June 30, 2006	$843,627,235

Net asset value and redemption price per share, $843,627,235 / 42,308,046 outstanding shares of beneficial interest (authorized 125,000,000 shares)	$19.94

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $804,904)	$9,575,920
Affiliated dividend income	618,558
Unaffiliated income from securities loaned, net	111,453
Interest	5,394

10,311,325

EXPENSES
Management fee	3,187,156
Interest Expense	204,077
Custodian’s fees and expenses	149,000
Shareholders’ reports	79,000
Insurance expenses	20,000
Trustees’ fees	10,000
Audit fee	7,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	3,000
Transfer agent’s fees and expenses (including affiliated expense of $2,500) (Note 4)	2,500
Miscellaneous	23,881

Total expenses	3,689,614

NET INVESTMENT INCOME	6,621,711

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	21,778,551
Futures transactions	(172,946)
Foreign currency transactions	108,643

21,714,248

Net change in unrealized appreciation (depreciation) on:
Investments	19,068,395
Futures	159,503
Foreign currencies	57,868

19,285,766

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	41,000,014

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,621,725

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,621,711	$5,696,521
Net realized gain on investments and foreign currency transactions	21,714,248	172,527,940
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currencies	19,285,766	(64,514,700)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	47,621,725	113,709,761

DIVIDENDS:
Dividends from net investment income	(5,516,655)	(4,467,100)

SERIES SHARE TRANSACTIONS
Series shares sold (1,484,514 and 5,440,330 shares, respectively)	29,712,457	90,659,307
Series shares issued in reinvestment of dividends (272,832 and 279,893 shares, respectively)	5,516,655	4,467,100
Series shares repurchased ( 2,392,992 and 4,829,904 shares, respectively)	(47,846,792)	(81,315,937)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(12,617,680)	13,810,470

TOTAL INCREASE IN NET ASSETS	29,487,390	123,053,131
NET ASSETS:
Beginning of period	814,139,845	691,086,714

End of period (a)	$843,627,235	$814,139,845

(a) Includes undistributed net investment income of:	$5,782,971	$4,677,915

SEE NOTES TO FINANCIAL STATEMENTS.

A5

GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $28,375,690:
Unaffiliated investments (cost $365,934,995)	$356,297,050
Affiliated investments (cost $60,299,378)	60,314,184
Cash	241
Receivable for investments sold	52,640,611
Dividends and interest receivable	2,684,945
Unrealized appreciation on forward currency contracts	14,399
Receivable for Series shares sold	13,562
Prepaid expenses	3,097

Total Assets	471,968,089

LIABILITIES
Payable for investments purchased	73,983,543
Collateral for securities on loan	29,006,243
Securities sold short, at value (proceeds $14,448,125)	14,404,680
Payable for Series shares repurchased	233,980
Management fee payable	116,734
Accrued expenses and other liabilities	99,137
Unrealized depreciation on forward currency contracts	68,372
Due to broker—variation margin	30,064
Deferred trustees’ fees	3,346
Foreign currency (cost $2,134)	2,171
Transfer agent fee payable	2,134
Outstanding option written (premium received $22,688)	269

Total Liabilities	117,950,673

NET ASSETS	$354,017,416

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$320,512
Paid-in capital in excess of par	369,563,243

369,883,755
Undistributed net investment income	811,957
Accumulated net realized loss on investments	(7,004,211)
Net unrealized depreciation on investments	(9,674,085)

Net assets, June 30, 2006	$354,017,416

Net asset value and redemption price per share, ($354,017,416 / 32,051,244 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$11.05

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated interest income	$8,295,283
Affiliated dividend income	1,247,179
Affiliated income from securities loaned, net	23,050

9,565,512

EXPENSES
Management fee	723,789
Custodian’s fees and expenses	80,000
Shareholders’ reports	40,000
Insurance expenses	11,000
Audit fee	10,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	2,000
Transfer agent’s fee and expenses (including affiliated expense of $600) (Note 4)	1,000
Miscellaneous	6,245

Total expenses	888,034

NET INVESTMENT INCOME	8,677,478

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(3,347,486)
Foreign currency transactions	(250,916)
Futures transactions	373,668
Swaps	(38,628)
Short sales	135,185

(3,128,177)

Net change in unrealized appreciation (depreciation) on:
Investments	(7,729,587)
Foreign currencies	(52,866)
Futures	(296,855)
Short sales	43,445
Swaps	(132,959)
Options written	4,837

(8,163,985)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(11,292,162)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,614,684)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,677,478	$16,624,367
Net realized gain (loss) on investments, swaps and foreign currency transactions	(3,128,177)	225,247
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(8,163,985)	(6,657,947)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,614,684)	10,191,667

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(8,959,201)	(18,278,784)
Distributions from net realized capital gains	—	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(8,959,201)	(18,278,784)

SERIES SHARE TRANSACTIONS:
Series shares sold [656,224 and 1,193,333 shares, respectively]	7,403,923	13,825,736
Series shares issued in reinvestment of dividends and distributions [803,131 and 1,593,500 shares, respectively]	8,959,201	18,278,784
Series shares repurchased [2,565,725 and 5,694,737 shares, respectively]	(28,934,172)	(66,011,678)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(12,571,048)	(33,907,158)

TOTAL DECREASE IN NET ASSETS	(24,144,933)	(41,994,275)
NET ASSETS:
Beginning of period	378,162,349	420,156,624

End of period (a)	$354,017,416	$378,162,349

(a) Includes undistributed net investment income of:	$811,957	$1,093,680

SEE NOTES TO FINANCIAL STATEMENTS.

A6

HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $292,733,608:
Unaffiliated investments (cost $1,555,522,197)	$1,541,448,931
Affiliated investments (cost $352,891,610)	352,924,491
Cash	1,762,954
Foreign currency, at value (cost $1,212,097)	1,267,729
Dividends and interest receivable	31,207,545
Receivable for investments sold	8,359,218
Receivable for Series shares sold	26,137
Prepaid expenses	10,742

Total Assets	1,937,007,747

LIABILITIES
Collateral for securities on loan	300,648,225
Payable for investments purchased	21,037,393
Management fee payable	729,469
Accrued expenses and other liabilities	298,969
Payable for Series shares repurchased	99,417
Unrealized depreciation on swaps	99,325
Deferred trustees’ fees	3,225
Transfer agent fee payable	424

Total Liabilities	322,916,447

NET ASSETS	$1,614,091,300

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$3,117,202
Paid-in capital in excess of par	1,879,942,552

1,883,059,754
Undistributed net investment income	5,438,662
Accumulated net realized loss on investments	(260,323,037)
Net unrealized depreciation on investments, swaps and foreign currencies	(14,084,079)

Net assets, June 30, 2006	$1,614,091,300

Net asset value and redemption price per share, $1,614,091,300 / 311,720,226 outstanding shares of beneficial interest (authorized 600,000,000 shares)	$5.18

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Interest	$62,448,091
Affiliated dividend income	1,430,493
Affiliated income from securities loaned, net	366,893
Unaffiliated dividend income (net of foreign withholding taxes of $4,928)	89,774

Total income	64,335,251

EXPENSES
Management fee	4,446,909
Custodian’s fees and expenses	140,000
Shareholders’ reports	66,000
Insurance expenses	31,000
Trustees’ fees	21,000
Audit fee	10,000
Legal fees and expenses	9,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fee and expenses (including affiliated expense of $1,200) (Note 4)	1,300
Miscellaneous	30,130

Total expenses	4,762,339

NET INVESTMENT INCOME	59,572,912

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	2,517,133
Swaps	53,084
Foreign currency transactions	206

2,570,423

Net change in unrealized appreciation (depreciation) on:
Investments	(19,151,859)
Swaps	116,645
Foreign currencies	78,329

(18,956,885)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(16,386,462)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,186,450

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$59,572,912	$114,505,158
Net realized gain (loss) on investments, swaps and foreign currency transactions	2,570,423	(711,848)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(18,956,885)	(59,030,655)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	43,186,450	54,762,655

DIVIDENDS:
Dividends from net investment income	(59,048,575)	(110,212,418)

SERIES SHARE TRANSACTIONS:
Series shares sold (1,083,590 and 20,763,375 shares, respectively)	5,706,070	110,658,866
Series shares issued in reinvestment of dividends (11,344,928 and 20,967,075 shares, respectively)	59,048,575	110,212,418
Series shares repurchased (13,366,739 and 23,489,952 shares, respectively)	(70,550,360)	(125,355,809)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(5,795,715)	95,515,475

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,657,840)	40,065,712
NET ASSETS:
Beginning of period	1,635,749,140	1,595,683,428

End of period (a)	$1,614,091,300	$1,635,749,140

(a) Includes undistributed net investment income of:	$5,438,662	$4,914,325

SEE NOTES TO FINANCIAL STATEMENTS.

A7

JENNISON PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $185,272,412:
Unaffiliated investments (cost $1,643,803,992)	$1,985,392,192
Affiliated investments (cost $190,548,499)	190,548,499
Receivable for investments sold	4,023,626
Dividends and interest receivable	972,443
Foreign tax reclaim receivable	311,876
Receivable for Series shares sold	242,766
Prepaid expenses	6,257

Total Assets	2,181,497,659

LIABILITIES
Collateral for securities on loan	190,548,478
Management fee payable	980,313
Loan payable	820,000
Payable for Series shares repurchased	349,509
Accrued expenses	308,436
Loan interest payable	19,235
Payable to custodian	4,104
Distribution fee payable	3,500
Administration fee payable	2,100
Transfer agent fee payable	1,040

Total Liabilities	193,036,715

NET ASSETS	$1,988,460,944

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$1,026,069
Paid-in capital in excess of par	2,602,088,589

2,603,114,658
Undistributed net investment income	4,523,394
Accumulated net realized loss on investments	(960,765,308)
Net unrealized appreciation on investments	341,588,200

Net assets, June 30, 2006	$1,988,460,944

Class I:
Net asset value and redemption price per share, $1,971,093,358 / 101,697,181 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$19.38

Class II:
Net asset value and redemption price per share, $17,367,586 / 909,740 outstanding shares of beneficial interest (authorized 75,000,000 shares)	$19.09

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $805,384)	$10,912,501
Affiliated dividend income	499,899
Affiliated income from securities loaned, net	140,817

11,553,217

EXPENSES
Management fee	6,603,598
Distribution fee—Class II	22,217
Administration fee—Class II	13,330
Shareholders’ reports	134,000
Custodian’s fees and expenses	79,000
Insurance expenses	50,000
Trustees’ fees	20,000
Loan interest expense (Note 8)	17,475
Audit fee	8,000
Commitment fee on syndicated credit agreement	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $3,100) (Note 4)	3,200
Miscellaneous	19,592

Total expenses	6,980,412

NET INVESTMENT INCOME	4,572,805

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	60,289,064
Foreign currency transactions	42,132

60,331,196
Net change in unrealized appreciation (depreciation) on investments	(210,154,104)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(149,822,908)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(145,250,103)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,572,805	$1,937,182
Net realized gain on investments and foreign currency transactions	60,331,196	134,204,369
Net change in unrealized appreciation (depreciation) on investments	(210,154,104)	164,158,729

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(145,250,103)	300,300,280

DIVIDENDS:
Dividends from net investment income
Class I	—	(2,181,501)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [1,937,044 and 14,492,389 shares, respectively]	39,768,657	269,056,619
Series shares issued in reinvestment of dividends [0 and 107,900 shares, respectively]	—	2,181,501
Series shares repurchased [10,874,756 and 20,487,671 shares, respectively]	(221,298,182)	(383,146,862)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(181,529,525)	(111,908,742)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(326,779,628)	186,210,037
NET ASSETS:
Beginning of period	2,315,240,572	2,129,030,535

End of period (a)	$1,988,460,944	$2,315,240,572

(a) Includes undistributed net investment income of:	$4,523,394	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A8

MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value (amortized cost $999,703,653)	$999,703,653
Cash	757
Receivable for investments sold	9,971,268
Interest receivable	5,664,957
Receivable for Series shares sold	1,427,172
Prepaid expenses	7,502

Total Assets	1,016,775,309

LIABILITIES
Payable for Series shares reacquired	616,309
Management fee payable	323,441
Accrued expenses	298,750
Transfer agent fee payable	956

Total Liabilities	1,239,456

NET ASSETS	$1,015,535,853

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$1,015,536
Paid-in capital in excess of par	1,014,520,317

Net assets, June 30, 2006	$1,015,535,853

Net asset value and redemption price per share, $1,015,535,853 / 101,553,585 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$10.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Interest	$21,177,974

EXPENSES
Management fee	1,773,219
Shareholders’ reports	121,000
Custodian’s fees and expenses	79,000
Insurance expenses	19,000
Trustees’ fees	10,000
Audit fee	7,000
Legal fees and expenses	5,000
Transfer agent's fee and expenses (including affiliated expense of $2,900) (Note 4)	3,000
Miscellaneous	3,019

Total expenses	2,020,238

NET INVESTMENT INCOME	19,157,736

NET REALIZED LOSS ON INVESTMENTS	(2,349)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,155,387

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$19,157,736	$25,832,139
Net realized gain (loss) on investments	(2,349)	781

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,155,387	25,832,920

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(19,154,872)	(25,832,139)
Distributions from net realized capital gains	(515)	(781)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(19,155,387)	(25,832,920)

SERIES SHARE TRANSACTIONS:
Series shares sold [36,047,672 and 53,191,964 shares, respectively]	360,476,717	531,919,640
Series shares issued in reinvestment of dividends and distributions [1,924,605 and 2,574,174 shares, respectively]	19,246,053	25,741,744
Series shares repurchased [21,612,940 and 59,107,465 shares, respectively]	(216,129,404)	(591,074,644)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	163,593,366	(33,413,260)

TOTAL INCREASE (DECREASE) IN NET ASSETS	163,593,366	(33,413,260)
NET ASSETS:
Beginning of period	851,942,487	885,355,747

End of period	$1,015,535,853	$851,942,487

SEE NOTES TO FINANCIAL STATEMENTS.

A9

NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value, including securities on loan of $312,374,623:
Unaffiliated investments (cost $697,818,012)	$1,142,570,344
Affiliated investments (cost $384,673,282)	384,673,282
Foreign currency, at value (cost $37,988)	37,988
Receivable for investments sold	10,024,047
Dividends and interest receivable	422,359
Receivable for Series shares sold	159,867
Tax reclaims receivable	81,282
Prepaid expenses	3,693

Total Assets	1,537,972,862

LIABILITIES
Collateral for securities on loan	321,470,322
Management fee payable	425,107
Payable for Series shares repurchased	116,652
Accrued expenses and other liabilities	78,053
Payable to custodian	36,385
Distribution fee payable	2,840
Administration fee payable	1,704
Transfer agent fee payable	264

Total Liabilities	322,131,327

NET ASSETS	$1,215,841,535

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$276,726
Paid-in capital in excess of par	647,782,380

648,059,106
Distributions in excess of net investment income	(15,709,588)
Accumulated net realized gain on investments	138,739,598
Net unrealized appreciation on investments and foreign currencies	444,752,419

Net assets, June 30, 2006	$1,215,841,535

Class I:
Net asset value and redemption price per share, $1,197,548,787 / 27,256,005 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$43.94

Class II:
Net asset value and redemption price per share, $18,292,748 / 416,637 outstanding shares of beneficial interest (authorized 10,000,000 shares)	$43.91

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $203,462)	$6,949,152
Affiliated dividend income	489,139
Affiliated income from securities loaned, net	465,763
Interest	42,365

7,946,419

EXPENSES
Management fee	2,599,842
Distribution fee—Class II	15,632
Administration fee—Class II	9,379
Custodian’s fees and expenses	86,000
Shareholders’ reports	30,000
Insurance expenses	24,000
Trustees’ fees	10,000
Audit fee	7,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	2,000
Transfer agent’s fee and expenses (including affiliated expense of $800) (Note 4)	1,000
Miscellaneous	11,879

Total expenses	2,801,732

NET INVESTMENT INCOME	5,144,687

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	140,410,344
Foreign currency transactions	(62,230)

140,348,114

Net change in unrealized appreciation (depreciation) on:
Investments	33,744,462
Foreign currencies	2,819

33,747,281

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	174,095,395

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$179,240,082

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,144,687	$5,198,136
Net realized gain on investments and foreign currency transactions	140,348,114	185,328,105
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	33,747,281	168,013,381

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	179,240,082	358,539,622

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(21,621,477)	(27,981)
Class II	(193,094)	—
Distributions from net realized capital gains
Class I	(174,305,193)	(60,008,879)
Class II	(1,960,122)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(198,079,886)	(60,036,860)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [1,593,828 and 2,586,211 shares, respectively]	72,597,351	96,654,278
Series shares issued in reinvestment of dividends and distributions [4,866,801 and 1,857,002 shares, respectively]	198,079,886	60,036,860
Series shares repurchased [1,258,160 and 1,503,940 shares, respectively]	(57,362,972)	(56,381,759)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	213,314,265	100,309,379

TOTAL INCREASE IN NET ASSETS	194,474,461	398,812,141
NET ASSETS:
Beginning of period	1,021,367,074	622,554,933

End of period (a)	$1,215,841,535	$1,021,367,074

(a) Includes undistributed net investment income of:	$—	$960,296

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SMALL CAPITALIZATION STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $128,662,963:
Unaffiliated investments (cost $518,508,560)	$749,624,540
Affiliated investments (cost $143,558,324)	143,558,324
Dividends and interest receivable	723,281
Due from broker—Variation margin	173,799
Receivable for Series shares sold	77,022
Prepaid expenses	3,254

Total Assets	894,160,220

LIABILITIES
Collateral for securities on loan	132,551,231
Payable for investments purchased	1,093,173
Payable for Series shares repurchased	386,495
Management fee payable	244,387
Accrued expenses and other liabilities	189,007
Payable to custodian	6,255
Transfer agent fee payable	286

Total Liabilities	134,470,834

NET ASSETS	$759,689,386

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$346,262
Paid-in capital in excess of par	496,189,219

496,535,481
Undistributed net investment income	2,416,279
Accumulated net realized gain on investments	29,486,836
Net unrealized appreciation on investments	231,250,790

Net assets, June 30, 2006	$759,689,386

Net asset value and redemption price per share, $759,689,386 / 34,626,176 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$21.94

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $768)	$3,691,473
Affiliated dividend income	259,164
Affiliated income from securities loaned, net	238,836
Interest	13,035

4,202,508

EXPENSES
Management fee	1,545,717
Custodian’s fees and expenses	108,000
Shareholders’ reports	45,000
Insurance expenses	20,000
Trustees’ fees	13,000
Audit fee	8,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	3,000
Transfer agent’s fee and expenses (including affiliated expense of $800) (Note 4)	800
Miscellaneous	36,712

Total expenses	1,786,229

NET INVESTMENT INCOME	2,416,279

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	34,721,640
Futures transactions	(749,969)

33,971,671

Net change in unrealized appreciation (depreciation) on:
Investments	18,228,724
Futures	187,210

18,415,934

NET GAIN ON INVESTMENTS	52,387,605

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,803,884

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,416,279	$4,464,450
Net realized gain on investments	33,971,671	34,189,019
Net change in unrealized appreciation (depreciation) on investments	18,415,934	11,665,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	54,803,884	50,319,024

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(296,825)	(4,346,380)
Distributions from net realized capital gains	(35,432,577)	(42,621,094)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(35,729,402)	(46,967,474)

SERIES SHARE TRANSACTIONS:
Series shares sold [768,290 and 1,735,176 shares, respectively]	17,355,163	35,830,020
Series shares issued in reinvestment of dividends and distributions [1,592,929 and 2,375,052 shares, respectively]	35,729,402	46,967,474
Series shares repurchased [2,269,262 and 4,422,312 shares, respectively]	(50,801,970)	(91,046,543)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	2,282,595	(8,249,049)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,357,077	(4,897,499)
NET ASSETS:
Beginning of period	738,332,309	743,229,808

End of period (a)	$759,689,386	$738,332,309

(a) Includes undistributed net investment income of:	$2,416,279	$296,825

SEE NOTES TO FINANCIAL STATEMENTS.

A11

STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $272,089,680:
Unaffiliated investments (cost $1,993,555,243)	$3,023,539,479
Affiliated investments (cost $337,129,846)	337,129,846
Cash	56,850
Dividends receivable	3,535,867
Receivable for investments sold	2,805,750
Receivable for Series shares sold	164,088
Prepaid expenses	12,092

Total Assets	3,367,243,972

LIABILITIES
Collateral for securities on loan	282,292,568
Payable for investments purchased	2,917,525
Payable for Series shares repurchased	1,510,463
Management fee payable	879,674
Accrued expenses	669,780
Due to broker-variation margin	149,600
Transfer agent fee payable	1,427

Total Liabilities	288,421,037

NET ASSETS	$3,078,822,935

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$958,226
Paid-in capital in excess of par	2,089,563,529

2,090,521,755
Undistributed net investment income	24,971,280
Accumulated net realized loss on investments	(68,472,623)
Net unrealized appreciation on investments	1,031,802,523

Net assets, June 30, 2006	$3,078,822,935

Net asset value and redemption price per share, $3,078,822,935 / 95,822,632 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$32.13

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income	$29,608,341
Affiliated dividend income	1,120,670
Affiliated income from securities loaned, net	172,148
Affiliated interest	115,368

31,016,527

EXPENSES
Management fee	5,567,291
Custodian’s fees and expenses	151,000
Shareholders’ reports	174,000
Insurance expenses	88,000
Trustees’ fees	27,000
Commitment fee on syndicated credit agreement	12,000
Legal fees and expenses	7,000
Audit fee	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	5,000
Miscellaneous	6,957

Total expenses	6,045,248

NET INVESTMENT INCOME	24,971,279

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(45,230,550)
Futures transactions	(2,374,733)

(47,605,283)

Net change in unrealized appreciation (depreciation) on:
Investments	105,385,487
Futures	2,772,700

108,158,187

NET GAIN ON INVESTMENTS	60,552,904

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,524,183

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$24,971,279	$48,182,909
Net realized gain (loss) on investments	(47,605,283)	(10,086,564)
Net change in unrealized appreciation (depreciation) on investments	108,158,187	103,847,958

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	85,524,183	141,944,303

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(1,844,407)	(47,928,302)
Distributions from net realized capital gains	(8,975,304)	(80,427,226)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(10,819,711)	(128,355,528)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,308,659 and 10,979,065 shares, respectively]	42,230,841	339,642,147
Series shares issued in reinvestment of dividends and distributions [328,767 and 4,228,580 shares, respectively]	10,819,711	128,355,528
Series shares repurchased [8,108,688 and 11,826,004 shares, respectively]	(261,676,161)	(363,515,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(208,625,609)	104,482,286

TOTAL INCREASE IN NET ASSETS	(133,921,137)	118,071,061
NET ASSETS:
Beginning of period	3,212,744,072	3,094,673,011

End of period (a)	$3,078,822,935	$3,212,744,072

(a) Includes undistributed net investment income of:	$24,971,280	$1,844,408

SEE NOTES TO FINANCIAL STATEMENTS.

A12

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $147,000,012:
Unaffiliated investments (cost $1,446,824,132)	$1,777,741,130
Affiliated investments (cost $188,904,607)	188,904,607
Cash	187,013
Foreign currency, at value (cost $9,505)	10,032
Dividends and interest receivable	3,139,141
Receivable for Series shares sold	166,886
Prepaid expenses	5,986

Total Assets	1,970,154,795

LIABILITIES
Collateral for securities on loan	152,190,048
Management fee payable	588,626
Payable for Series shares repurchased	838,374
Accrued expenses and other liabilities	650,452
Transfer agent fee payable	875
Distribution fee payable	622
Administration fee payable	373

Total Liabilities	154,269,370

NET ASSETS	$1,815,885,425

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$768,372
Paid-in capital in excess of par	1,338,641,331

1,339,409,703
Undistributed net investment income	14,082,205
Accumulated net realized gain on investments and foreign currencies	131,475,992
Net unrealized appreciation on investments and foreign currencies	330,917,525

Net assets, June 30, 2006	$1,815,885,425

Class I:
Net asset value and redemption price per share, $1,812,778,690 / 76,705,756 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$23.63

Class II:
Net asset value and redemption price per share, $3,106,735 / 131,415 outstanding shares of beneficial interest (authorized 50,000,000 shares)	$23.64

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $388,858)	$17,309,150
Affiliated dividend income	582,433
Affiliated income from securities loaned, net	107,474
Interest	18,349

18,017,406

EXPENSES
Management fee	3,621,734
Distribution fee—Class II	3,904
Administration fee—Class II	2,342
Shareholders’ reports	118,000
Custodian’s fees and expenses	50,000
Insurance expenses	35,000
Trustees’ fees	16,000
Audit fee	7,000
Legal fees and expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,600) (Note 4)	3,000
Miscellaneous	42,041

Total expenses	3,906,021

NET INVESTMENT INCOME	14,111,385

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	133,568,791
Foreign currency transactions	(10,391)

133,558,400

Net change in unrealized appreciation (depreciation) on:
Investments	(30,311,383)
Foreign currencies	527

(30,310,856)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	103,247,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,358,929

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$14,111,385	$22,164,814
Net realized gain on investments and foreign currency transactions	133,558,400	205,030,786
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(30,310,856)	28,679,032

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	117,358,929	255,874,632

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(1,253,344)	(22,610,679)
Class II	—	(26,899)
Distributions from net realized gains
Class I	(63,913,888)	—
Class II	(110,255)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(65,277,487)	(22,637,578)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [1,978,070 and 3,300,330 shares, respectively]	46,952,736	69,873,234
Series shares issued in reinvestment of dividends [2,753,154 and 990,895 shares, respectively]	65,277,487	22,637,578
Series shares repurchased [4,282,520 and 8,118,990 shares, respectively]	(101,678,774)	(171,071,091)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	10,551,449	(78,560,279)

TOTAL INCREASE IN NET ASSETS	62,632,891	154,676,775
NET ASSETS:
Beginning of period	1,753,252,534	1,598,575,759

End of period (a)	$1,815,885,425	$1,753,252,534

(a) Includes undistributed net investment income of:	$14,082,205	$1,224,164

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 90.4%
COMMON STOCKS — 54.0%	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
Boeing Co.	93,600	$7,666,775
European Aeronautic Defense and Space Co. (Netherlands)	11,445	328,786
General Dynamics Corp.	46,600	3,050,436
Goodrich Corp.	16,500	664,785
Honeywell International, Inc.	97,012	3,909,584
L-3 Communications Holdings, Inc.	15,500	1,169,010
Lockheed Martin Corp.	42,000	3,013,080
Northrop Grumman Corp.	41,062	2,630,432
Raytheon Co.	52,200	2,326,554
Rockwell Collins, Inc.	19,700	1,100,639
United Technologies Corp.	118,900	7,540,638

		33,400,719

Air Freight & Couriers — 0.6%
FedEx Corp.	36,300	4,242,018
Nippon Express Co. Ltd. (Japan)	17,000	91,804
Ryder System, Inc.	6,900	403,167
United Parcel Service, Inc.(b)	127,900	10,530,007

		15,266,996

Airlines — 0.1%
Air France KLM (France)	16,031	376,872
British Airways PLC (United Kingdom)(a)	19,992	126,713
Deutsche Lufthansa AG (Germany)	6,131	113,158
Singapore Airlines Ltd. (Singapore)	20,000	160,470
Southwest Airlines Co.	80,700	1,321,059

		2,098,272

Apparel — 0.2%
Coach, Inc.(a)	45,800	1,369,420
Jones Apparel Group, Inc.	12,600	400,554
Liz Claiborne, Inc.	13,400	496,604
NIKE, Inc. “Class B”	20,700	1,676,700
Onward Kashiyama Co. Ltd. (Japan)	2,000	30,776
Swatch Group AG (Switzerland)	920	32,133

		4,006,187

Autos – Cars & Trucks — 0.4%
Autobacs Seven Co. Ltd. (Japan)	1,600	69,626
Continental AG (Germany)	3,907	399,880
Cooper Tire & Rubber Co.(b)	1,000	11,140
DaimlerChrysler AG (Germany)	1,857	91,588
Ford Motor Co.(b)	225,495	1,562,681
General Motors Corp.(b)	68,291	2,034,390
Genuine Parts Co.	20,900	870,694
Goodyear Tire & Rubber Co. (The)(a)(b)	24,500	271,950
Hino Motors Ltd. (Japan)	8,000	46,557
Honda Motor Co. Ltd. (Japan)	23,800	754,928
Johnson Controls, Inc.	22,500	1,849,951
Michelin (CDGE) “Class B” (France)	731	43,944
NGK Spark Plug Co. Ltd. (Japan)	4,000	80,391
Nissan Motor Co. Ltd. (Japan)	28,300	309,114
NOK Corp. (Japan)	1,300	37,714
Porsche AG – Pfd (Germany)	395	382,799
Renault SA (France)	1,903	204,459
Scania AB-B (Sweden)	5,500	249,904

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Autos – Cars & Trucks (cont’d.)
Toyota Motor Corp. (Japan)	19,300	$1,010,197
Volkswagen AG (Germany)	2,865	200,813
Volvo AB-A Shares (Sweden)	1,000	48,216
Volvo AB-B Shares (Sweden)	500	24,594

		10,555,530

Banks & Savings & Loans — 4.1%
ABN Amro Holding NV (Netherlands)	4,566	124,921
Allied Irish Banks PLC (Ireland)	1,050	25,195
Alpha Credit Bank (Greece)	4,298	107,089
AmSouth Bancorp.	43,600	1,153,220
Australia And New Zealand Banking Group Ltd. (Australia)	16,859	333,118
Banca Intesa Spa (Italy)	75,083	439,840
Bancassurance Holding Formerly Kredietbank NV (Belgium)	231	24,789
Banche Popolari Unite Scpa (Italy)	2,737	70,820
Banco Bilbao Vizcaya Argentaria SA (Spain)	26,929	553,852
Banco Comercial Portugues SA (Portugal)	127,436	361,854
Banco Espirito Santo SA (Portugal)	2,929	39,486
Banco Popolare di Verona (Italy)	3,882	104,022
Banco Santander Central Hispano SA (Spain)	69,504	1,015,228
Bank of America Corp.	544,638	26,197,088
Bank of New York Co., Inc. (The)	90,200	2,904,440
Barclay’s PLC (United Kingdom)	56,065	637,091
BB&T Corp.(b)	62,700	2,607,693
BNP Paribas (France)	9,011	862,685
Capitalia Spa (Italy)	4,899	40,197
Chiba Bank Ltd. (Japan)	3,000	28,050
Comerica, Inc.	18,700	972,213
Comerzbank AG (Germany)	3,271	118,777
Commerce Bancorp, Inc.	16,700	595,689
Commonwealth Bank of Australia (Australia)	4,594	151,607
Compass Bancshares, Inc.	11,800	656,080
Credit Agricole SA (France)	12,806	487,291
Credit Suisse Group (Switzerland)	12,085	676,139
Danske Bank A/S (Denmark)	13,000	494,869
Den Norske BK (Norway)	29,500	366,090
Dexia (Belgium)	11,357	273,092
Fifth Third Bancorp	68,221	2,520,766
First Horizon National Corp.	15,800	635,160
Golden West Financial Corp.	29,800	2,211,160
HSBC Holdings PLC (United Kingdom)	104,148	1,832,513
Huntington Bancshares, Inc.	30,736	724,755
KeyCorp	45,600	1,627,008
Lloyds TSB Group PLC (United Kingdom)	33,095	325,277
M&T Bank Corp.	8,300	978,736
Marshall & Ilsley Corp.	23,700	1,084,038
Mellon Financial Corp.	47,500	1,635,425
MGIC Investment Corp.(b)	10,900	708,500
Mitsubishi Tokyo Financial Group, Inc. (Japan)	23	321,566

SEE NOTES TO FINANCIAL STATEMENTS.

B1

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Banks & Savings & Loans (cont’d.)
Mitsui Trust Holdings, Inc. (Japan)	17,000	$204,256
Mizuho Financial Group, Inc. (Japan)	117	990,676
National City Corp.(b)	65,200	2,359,588
North Fork Bancorporation, Inc.	57,700	1,740,809
Northern Trust Corp.	19,700	1,089,410
Oko Bank (Finland)	1,800	26,476
PNC Financial Services Group, Inc.	33,900	2,378,763
Regions Financial Corp.(b)	53,835	1,783,015
Royal Bank of Scotland Group PLC (United Kingdom)	34,725	1,141,725
San Paolo – IMI SpA (Italy)	12,995	229,872
Skandinaviska Enskilda Banken “A Shares” (Sweden)	7,600	181,110
Societe Generale (France)	5,155	758,253
Sovereign Bancorp, Inc.	38,955	791,176
Sumitomo Mitsui Financial Group, Inc. (Japan)	36	380,636
SunTrust Banks, Inc.	44,900	3,424,074
Svenska Handelbanken-A (Sweden)	7,400	190,739
Synovus Financial Corp.	35,050	938,639
U.S. Bancorp	218,685	6,752,993
UBS AG Reg. (Switzerland)	10,997	1,205,348
UniCredito Italiano SpA (Italy)	22,408	175,405
United Overseas Bank Ltd. (Singapore)	23,000	226,680
Wachovia Corp.(b)(e)	189,680	10,257,894
Wells Fargo & Co.	196,200	13,161,096
Zions Bancorp.	10,250	798,885

		108,214,947

Chemicals — 0.9%
Air Products and Chemicals, Inc.	25,900	1,655,528
Ashland, Inc.	8,100	540,270
BASF AG (Germany)	8,861	711,074
Ciba Special Chemicals-REG (Switzerland)	1,209	67,395
Clariant AG-REG (Switzerland)	1,309	18,577
Dow Chemical Co. (The)	113,431	4,427,212
Du Pont E. I. de Nemours & Co.	107,820	4,485,311
Eastman Chemical Co.	10,500	567,000
Ecolab, Inc.	21,200	860,296
Hercules, Inc.(a)	17,500	267,050
International Flavors & Fragrances, Inc.	9,100	320,684
Koninklijke (Royal) DSM NV (Netherlands)	30,010	337,398
Koninklijke DSM NV (Netherlands)	1,565	65,176
Linde AG (Germany)	188	14,495
Mitsubishi Chemical Holdings (Japan)	72,500	452,967
Mitsubishi Gas Chemical Co., Inc. (Japan)	6,000	68,787
Mitsubishi Rayon Co. Ltd. (Japan)	6,000	48,864
Monsanto Co.	30,597	2,575,961
Nitto Denko Corp. (Japan)	600	42,730
PPG Industries, Inc.	19,000	1,254,000
Praxair, Inc.	38,500	2,079,000
Rohm & Haas Co.	16,711	837,555
Sigma-Aldrich Corp.	8,200	595,648

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Chemicals (cont’d.)
Sumitomo Bakelite Co. Ltd. (Japan)	8,000	$75,079
Sumitomo Chemical Co. Ltd. (Japan)	4,000	33,345
Teijin Ltd. (Japan)	52,000	329,885
Toray Industries, Inc. (Japan)	15,000	130,156
Yara International ASA (Norway)	4,800	64,001

		22,925,444

Commercial Services & Supplies — 0.4%
Allied Waste Industries, Inc.(a)	30,400	345,344
Avery Dennison Corp.	13,800	801,228
Cendant Corp.	120,700	1,966,203
Cintas Corp.	16,100	640,136
Equifax, Inc.	14,600	501,364
Monster Worldwide, Inc.(a)	15,400	656,964
Pitney Bowes, Inc.	28,200	1,164,660
Randstad Holding NV (Netherlands)	3,008	176,364
Robert Half International, Inc.	19,900	835,800
RR Donnelley & Sons Co.(b)	25,900	827,505
Tokyo Tatemono Co. Ltd. (Japan)	7,000	74,991
Waste Management, Inc.	64,042	2,297,827

		10,288,386

Communications Equipment — 1.4%
ADC Telecommunications, Inc.(a)	14,771	249,039
Andrew Corp.(a)	18,800	166,568
Avaya, Inc.(a)	49,570	566,089
Ciena Corp.(a)	64,000	307,840
Cisco Systems, Inc.(a)	720,200	14,065,505
Comverse Technology, Inc.(a)(b)	10,800	213,516
Corning, Inc.(a)	181,000	4,378,390
Foxconn International Holdings Ltd. (China)(a)	11,000	23,512
JDS Uniphase Corp.(a)	133,000	336,490
Juniper Networks, Inc.(a)	48,500	775,515
KDDI Corp. (Japan)	10	61,430
Lucent Technologies, Inc.(a)	524,855	1,270,149
Motorola, Inc.	294,325	5,930,649
Nokia Corp. (Finland)	26,350	537,900
QUALCOMM, Inc.	197,500	7,913,825
Telent PLC (United Kingdom)(a)	4,333	41,706
Tellabs, Inc.(a)	41,900	557,689
Uniden Corp. (Japan)	6,000	66,271
YIT Oyj (Finland)	16,750	410,700

		37,872,783

Computer Services — 2.3%
Adobe Systems, Inc.(a)	64,900	1,970,364
Affiliated Computer Services, Inc.(a)	13,700	707,057
Autodesk, Inc.(a)	23,300	802,918
Automatic Data Processing, Inc.	66,200	3,002,170
BMC Software, Inc.(a)	28,000	669,200
CA, Inc.	56,164	1,154,170
Citrix Systems, Inc.(a)	18,400	738,576
Computer Sciences Corp.(a)	22,300	1,080,212
Compuware Corp.(a)	45,900	307,530
Convergys Corp.(a)	14,800	288,600
Electronic Arts, Inc.(a)	31,200	1,342,848
Electronic Data Systems Corp.	54,100	1,301,646
EMC Corp.(a)	281,250	3,085,313

SEE NOTES TO FINANCIAL STATEMENTS.

B2

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Computer Services (cont’d.)
First Data Corp.	88,310	$3,977,482
Fiserv, Inc.(a)	23,300	1,056,888
Intuit, Inc.(a)	20,600	1,244,034
Microsoft Corp.	1,050,600	24,478,980
Novell, Inc.(a)	41,200	273,156
Oracle Corp.(a)	448,700	6,501,663
Parametric Technology Corp.(a)	16,480	209,461
Paychex, Inc.	39,300	1,531,914
Sabre Holdings Corp.	14,526	319,572
SAP AG (Germany)	1,425	300,554
Sun Microsystems, Inc.(a)	399,400	1,657,510
Symantec Corp.(a)(b)	122,578	1,904,862
Unisys Corp.(a)	49,200	308,976

		60,215,656

Computers & Peripherals — 1.6%
Apple Computer, Inc.(a)	96,200	5,494,944
Dell, Inc.(a)(b)	277,600	6,776,216
Hewlett-Packard Co.	348,648	11,045,169
International Business Machines Corp.	191,600	14,718,712
Lexmark International, Inc.(a)	14,233	794,628
NCR Corp.(a)	20,900	765,776
Network Appliance, Inc.(a)	44,600	1,574,380
QLogic Corp.(a)	20,600	355,144
SanDisk Corp.(a)	19,000	968,620
Wincor Nixdorf AG (Germany)	486	61,696

		42,555,285

Construction — 0.4%
ACS Actividades de Constuccion y Servicios SA (Spain)	1,038	43,295
American Standard Cos., Inc.	21,400	925,978
Bouygues SA (France)	2,186	112,399
Bovis Homes Group PLC (United Kingdom)	7,889	117,145
Centex Corp.	12,300	618,690
Cie de Saint-Gobain (France)	4,328	309,447
CRH PLC (Ireland)	851	27,669
D.R. Horton, Inc.	25,700	612,174
Fletcher Building Ltd. (New Zealand)	7,371	41,094
Fluor Corp.	9,700	901,421
Geberit AG (Switzerland)	44	50,890
Hitachi Construction Machine (Japan)	2,300	55,370
Holcim Ltd. “B-Shares” (Switzerland)	3,487	267,254
Italcementi Spa (Italy)	951	24,060
JS Group Corp. (Japan)	7,800	163,920
Kajima Corp. (Japan)	23,000	105,514
KB Home	9,200	421,820
Lafarge SA (France)	2,544	319,371
Lennar Corp.(b)	16,400	727,668
Macquarie Airports (Australia)	171,364	390,937
Masco Corp.	48,600	1,440,505
Nippon Sheet Glass Co. Ltd. (Japan)	25,000	138,937
Obayashi Corp. (Japan)	56,000	385,110
Pulte Homes, Inc.	25,400	731,266

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Construction (cont’d.)
Rinker Group Ltd. (Australia)	19,428	$236,622
Sanwa Shutter Corp. (Japan)	3,000	17,669
Shimizu Corp. (Japan)	26,000	145,631
Sumitomo Osaka Cement Co. Ltd. (Japan)	24,000	73,820
Taiheiyo Cement Corp. (Japan)	6,000	22,125
Taylor Woodrow PLC (United Kingdom)	60,330	372,621
Vulcan Materials Co.(b)	11,900	928,201
Wienerberger AG (Austria)	953	45,283
Worley Parsons Ltd. (Australia)	8,981	134,143

		10,908,049

Containers — 0.1%
Ball Corp.	12,000	444,480
Bemis Co.	11,300	346,006
Pactiv Corp.(a)	15,600	386,100
Sealed Air Corp.(a)	10,100	526,008
Temple-Inland, Inc.	15,100	647,337

		2,349,931

Distribution/Wholesaler — 0.1%
Itochu Corp. (Japan)	52,000	456,658
Marubeni Corp. (Japan)	58,000	309,158
Mitsubishi Corp. (Japan)	19,000	379,369
Mitsui & Co. Ltd. (Japan)	4,000	56,484
Sumitomo Corp. (Japan)	19,000	250,533

		1,452,202

Diversified Consumer Services — 0.1%
Apollo Group, Inc.(a)	16,700	862,889
H&R Block, Inc.	39,900	952,014

		1,814,903

Drugs & Medical Supplies — 5.5%
Abbott Laboratories	181,800	7,928,298
Allergan, Inc.(b)	16,700	1,791,242
Altana AG (Germany)	2,862	159,824
AmerisourceBergen Corp.(b)	24,000	1,006,080
Amgen, Inc.(a)	139,860	9,123,068
Applera Corp. – Applied Biosystems Group	20,300	656,705
AstraZeneca PLC (United Kingdom)	19,124	1,154,294
Bard (C.R.), Inc.	12,200	893,772
Barr Pharmaceuticals, Inc.(a)	7,900	376,751
Bausch & Lomb, Inc.	6,700	328,568
Baxter International, Inc.	77,600	2,852,576
Becton, Dickinson & Co.	34,000	2,078,420
Biogen Idec, Inc.(a)(b)	42,190	1,954,663
Biomet, Inc.(b)	26,300	822,927
Boston Scientific Corp.(a)	135,967	2,289,684
Bristol-Myers Squibb Co.	225,200	5,823,672
Cardinal Health, Inc.	49,050	3,155,387
Caremark Rx, Inc.	49,300	2,458,591
Cochlear Ltd. (Australia)	2,907	118,012
CSL Ltd. (Australia)	1,550	61,910
Eisai Co. Ltd. (Japan)	1,100	49,502
Eli Lilly & Co.	136,100	7,522,247
Express Scripts, Inc.(a)	16,600	1,190,884

SEE NOTES TO FINANCIAL STATEMENTS.

B3

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Drugs & Medical Supplies (cont’d.)
Fisher Scientific International, Inc.(a)	14,800	$1,081,140
Forest Laboratories, Inc.(a)	39,000	1,508,910
Genzyme Corp.(a)	30,000	1,831,500
Gilead Sciences, Inc.(a)	51,600	3,052,656
GlaxoSmithKline PLC (United Kingdom)	56,618	1,582,000
Hospira, Inc.(a)	18,760	805,554
Johnson & Johnson	348,448	20,879,003
King Pharmaceuticals, Inc.(a)	28,366	482,222
Laboratory Corp. of America Holdings(a)(b)	14,500	902,335
Maune Pharma Ltd. (Australia)(a)	24,590	47,509
Medco Health Solutions, Inc.(a)	35,449	2,030,519
MedImmune, Inc.(a)	23,000	623,300
Medtronic, Inc.	141,400	6,634,488
Merck & Co., Inc.	256,100	9,329,723
Millipore Corp.(a)	4,700	296,053
Mylan Laboratories, Inc.	20,900	418,000
Novartis AG (Switzerland)	6,170	334,100
Patterson Cos., Inc.(a)(b)	10,000	349,300
PerkinElmer, Inc.	12,800	267,520
Pfizer, Inc.	865,545	20,314,341
Phonak Holding AG (Switzerland)	1,827	114,248
Quest Diagnostics, Inc.	19,800	1,186,416
Rieter Holding AG (Switzerland)	168	64,586
Roche Holding AG (Switzerland)	4,109	679,260
Sanofi-Aventis (France)	4,470	436,234
Santen Pharmaceutical Co. Ltd. (Japan)	8,900	211,534
Schering-Plough Corp.	172,100	3,275,063
St. Jude Medical, Inc.(a)	41,600	1,348,672
Stryker Corp.	32,600	1,372,786
Suzuken Co. Ltd. (Japan)	3,800	150,751
Takeda Chemical Industries Ltd. (Japan)	7,400	460,398
Thermo Electron Corp.(a)	17,900	648,696
Waters Corp.(a)	12,500	555,000
Watson Pharmaceuticals, Inc.(a)	12,200	284,016
William Demant Holding (Denmark)(a)	450	33,643
Wyeth	158,800	7,052,308
Zimmer Holdings, Inc.(a)(b)	26,900	1,525,768

		145,966,629

Electronics — 1.7%
Advanced Micro Devices, Inc.(a)	51,300	1,252,746
Agilent Technologies, Inc.(a)	52,214	1,647,874
Alps Electric Co. Ltd. (Japan)	6,200	77,473
Altera Corp.(a)(b)	42,200	740,610
American Power Conversion Corp.	12,100	235,829
Analog Devices, Inc.	42,900	1,378,806
Applied Materials, Inc.	205,800	3,350,424
Broadcom Corp. “Class A”(a)	53,150	1,597,158
Canon, Inc. (Japan)	13,950	683,847
Cooper Industries Ltd.	10,300	957,076
Emerson Electric Co.	52,200	4,374,882
Fanuc Ltd. (Japan)	1,500	134,743
Freescale Semiconductor, Inc. “Class B”(a)	50,130	1,473,822

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Electronics (cont’d.)
Fujikura Ltd. (Japan)	9,000	$99,327
Hitachi Ltd. (Japan)	49,000	323,698
Hoya Corp. (Japan)	6,700	238,282
Ibiden Co. Ltd. (Japan)	1,100	52,866
Intel Corp.	688,800	13,052,761
Jabil Circuit, Inc.	19,600	501,760
KLA-Tencor Corp.	19,000	789,830
Kyocera Corp. (Japan)	2,000	154,841
Linear Technology Corp.	31,000	1,038,190
LSI Logic Corp.(a)	47,100	421,545
Matsushita Electric Works (Japan)	3,000	33,319
Maxim Integrated Products, Inc.	44,500	1,428,895
Micron Technology, Inc.(a)(b)	67,400	1,015,044
Mitsubishi Electronics CP (Japan)	5,000	40,065
Molex, Inc.	17,700	594,189
National Semiconductor Corp.	40,500	965,925
Nikon Corp. (Japan)	8,000	139,671
Novellus Systems, Inc.(a)	16,000	395,200
NVIDIA Corp.(a)	40,600	864,374
Oce NV (Netherlands)	11,000	161,518
PMC – Sierra, Inc.(a)	19,000	178,600
Ricoh Co. Ltd. (Japan)	7,000	137,321
Rockwell Automation, Inc.	20,800	1,497,808
Sanmina-SCI Corp.(a)	54,200	249,320
Schneider Electric SA (France)	2,217	231,106
Sharp Corp. (Japan)	5,000	78,993
Solectron Corp.(a)(b)	109,300	373,806
Sony Corp. (Japan)	1,400	61,779
Sumitomo Electric Industries Ltd. (Japan)	11,100	162,562
Symbol Technologies, Inc.	31,900	344,201
TDK Corp. (Japan)	4,600	349,703
Tektronix, Inc.	10,600	311,852
Xerox Corp.(a)	113,800	1,582,958

		45,776,599

Financial Services — 4.8%
Allianz AG (Germany)	3,014	475,907
American Express Co.	145,200	7,727,544
Ameriprise Financial, Inc.	31,020	1,385,663
Babcock & Brown Ltd. (Australia)	7,267	117,129
Bear Stearns Cos., Inc. (The)(b)	15,616	2,187,489
Capital One Financial Corp.(b)	37,000	3,161,650
Charles Schwab Corp. (The)	121,950	1,948,761
CIT Group, Inc.	27,100	1,417,059
Citigroup, Inc.	586,358	28,285,910
Countrywide Financial Corp.	70,800	2,696,064
D Carnegie AB (Sweden)	4,200	77,035
Daiwa Securities Group, Inc. (Japan)	17,000	202,621
Deutsche Bank AG (Germany)	6,986	785,962
E*TRADE Financial Corp.(a)	48,200	1,099,924
Fannie Mae(b)	113,800	5,473,780
Federated Investors, Inc. “Class B”	6,700	211,050
Franklin Resources, Inc.	17,900	1,553,899
Freddie Mac	80,900	4,612,109
Goldman Sachs Group, Inc.	55,800	8,393,994
ING Groep NV (Netherlands)	18,062	709,931
Janus Capital Group, Inc.(b)	18,700	334,730

SEE NOTES TO FINANCIAL STATEMENTS.

B4

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Financial Services (cont’d)
JPMorgan Chase & Co.	425,101	$17,854,242
Legg Mason, Inc.(b)	13,500	1,343,520
Lehman Brothers Holdings, Inc.	73,000	4,755,950
Matsui Securities Co. Ltd. (Japan)	14,100	133,435
Merrill Lynch & Co., Inc.	119,000	8,277,640
Moody’s Corp.	29,000	1,579,340
Morgan Stanley	137,880	8,715,395
Nomura Holdings, Inc. (Japan)	12,600	236,167
Orix Corp. (Japan)	770	188,059
SLM Corp.	46,400	2,455,488
State Street Corp.	38,300	2,224,847
T. Rowe Price Group, Inc.	27,600	1,043,556
Takefuji Corp. (Japan)	990	58,999
Washington Mutual, Inc.	116,778	5,322,741
Zurich Financial Services AG (Switzerland)	1,501	329,040

		127,376,630

Food & Beverage — 1.8%
A/S Det Ostasiatiske Kompagni (The East Asiatic Company Ltd.) (Denmark)	1,150	43,432
Anheuser-Busch Cos., Inc.	90,300	4,116,777
Archer-Daniels-Midland Co.	75,926	3,134,225
Brown-Forman Corp. “Class B”	7,700	550,165
Cadbury Schweppes PLC (United Kingdom)	13,571	130,874
Campbell Soup Co.	22,900	849,819
Carlsberg A/S (Denmark)	600	43,880
Coca-Cola Co. (The)	241,200	10,376,424
Coca-Cola Enterprises, Inc.	37,600	765,912
Coca-Cola Hellenic Bottling Company SA (Greece)	4,040	120,400
ConAgra Foods, Inc.	57,300	1,266,903
Constellation Brands, Inc.(a)	17,700	442,500
Dean Foods Co.(a)	15,600	580,164
Foster’s Brewing Group Ltd. (Australia)	22,455	91,274
General Mills, Inc.	42,700	2,205,882
H.J. Heinz Co.	38,700	1,595,214
Heineken NV (Netherlands)	4,423	187,538
Hershey Co. (The)(b)	18,300	1,007,781
Kellogg Co.	29,200	1,414,156
McCormick & Co., Inc.	15,000	503,250
Molson Coors Brewing Co.	6,400	434,432
Nestle SA “B Shares” (Switzerland)	3,022	949,203
Nisshin Flour Milling (Japan)	7,500	83,559
Nissin Food Products (Japan)	3,000	105,907
Pepsi Bottling Group, Inc.	16,600	533,690
PepsiCo, Inc.	194,030	11,649,560
Pernod-Ricard (France)	354	70,182
SABMmiller PLC (United Kingdom)	26,325	474,392
Sara Lee Corp.	91,500	1,465,830
Tyson Foods, Inc. “Class A”	33,000	490,380
Unilever NV – Cva (Netherlands)	9,729	220,630
Wrigley (William) Jr. Co.	18,075	819,882
Wrigley (William) Jr. Co. “Class B”	5,025	227,633

		46,951,850

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Food & Staples Retailing — 1.4%
Aeon Co. Ltd. (Japan)	2,100	$46,059
Coles Myer Ltd. (Australia)	12,341	104,178
Costco Wholesale Corp.	55,800	3,187,854
Delhaize-Le Lion S.A. (Belgium)	5,943	411,996
Kroger Co. (The)	87,446	1,911,570
Safeway, Inc.	54,400	1,414,400
Sainsbury (United Kingdom)	74,197	458,955
SUPERVALU, Inc.	22,810	700,267
Sysco Corp.	68,300	2,087,248
Target Corp.	103,200	5,043,384
Walgreen Co.	118,000	5,291,120
Wal-Mart Stores, Inc.	292,500	14,089,724
Whole Foods Market, Inc.	15,600	1,008,384

		35,755,139

Hospital/Hospital Management — 0.7%
HCA, Inc.	48,800	2,105,720
Health Management Associates, Inc. “Class A”(b)	28,600	563,706
Humana, Inc.(a)	19,000	1,020,300
IMS Health, Inc.	25,800	692,730
Manor Care, Inc.(b)	7,500	351,900
McKesson Corp.	36,930	1,746,050
Tenet Healthcare Corp.(a)	44,600	311,308
UnitedHealth Group, Inc.	158,100	7,079,718
WellPoint, Inc.(a)	77,600	5,646,952

		19,518,384

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	11,124	195,010
Black & Decker Corp.	8,700	734,802
Daito Trust Construct Co. Ltd. (Japan)	900	49,860
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)	29,455	82,735
Fortune Brands, Inc.	14,200	1,008,342
Harman International Industries, Inc.	8,000	682,960
Leggett & Platt, Inc.	22,500	562,050
Lowe’s Cos., Inc.(b)	97,600	5,921,391
Makita Corp. (Japan)	5,200	164,488
Matsushita Electric Industrial Co. Ltd. (Japan)	14,000	295,439
Newell Rubbermaid, Inc.	32,314	834,671
Stanley Works (The)	4,700	221,934
The Berkeley Group Holdings (United Kingdom)	6,860	153,877
Whirlpool Corp.(b)	7,526	622,024
Wimpey(George) PLC (United Kingdom)	11,935	100,365

		11,629,948

Household Products & Personal Care — 1.2%
Alberto-Culver Co.	9,050	440,916
Avon Products, Inc.	48,800	1,512,800
Clorox Co.(b)	16,500	1,006,005
Colgate-Palmolive Co.(b)	58,600	3,510,140
Estee Lauder Cos., Inc. (The) “Class A”	13,500	522,045

SEE NOTES TO FINANCIAL STATEMENTS.

B5

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Household Products & Personal Care (cont’d.)
Kimberly-Clark Corp.	54,400	$3,356,480
Procter & Gamble Co.	385,125	21,412,950
Reckitt Benckiser PLC. (United Kingdom)	5,772	215,608
Unilever PLC (United Kingdom)	7,065	158,867

		32,135,811

Industrial Conglomerates — 2.1%
3M Co.	88,200	7,123,914
Cookson Group PLC (United Kingdom)	16,043	155,826
General Electric Co.	1,222,500	40,293,599
Orkla Asa (Norway)	1,300	60,250
Siemens AG (Germany)	1,368	119,070
Textron, Inc.	14,800	1,364,264
Tomkins PLC (United Kingdom)	28,628	152,333
Tyco International Ltd. (Bermuda)	235,561	6,477,928

		55,747,184

Insurance — 2.6%
ACE Ltd. (Bermuda)	37,700	1,907,243
Aegon NV (Netherlands)	24,582	420,374
Aetna, Inc.	65,400	2,611,422
AFLAC, Inc.	58,100	2,692,935
Allstate Corp. (The)	84,500	4,624,685
AMBAC Financial Group, Inc.	12,400	1,005,640
American International Group, Inc.	305,888	18,062,687
Aon Corp.	36,800	1,281,376
Assicurazioni Generali SpA (Italy)	633	23,059
Aviva PLC (United Kingdom)	45,158	639,245
AXA SA (France)	24,363	799,604
Chubb Corp.	46,100	2,300,390
CIGNA Corp.	17,000	1,674,670
Cincinnati Financial Corp.	19,737	927,836
Coventry Health Care, Inc.(a)	22,050	1,211,427
Fortis (Belgium)	12,089	411,610
Genworth Financial, Inc.	45,200	1,574,768
Hartford Financial Services Group, Inc.	35,300	2,986,380
Lincoln National Corp.	33,917	1,914,275
Loews Corp.	46,200	1,637,790
Louisiana-Pacific Corp.	14,500	317,550
Marsh & McLennan Cos., Inc.	64,700	1,739,783
MBIA, Inc.(b)	15,850	928,018
MetLife, Inc.(b)	90,400	4,629,384
Muenchener Rueckversicherungs – Gesellschaft AG (Germany)	2,370	323,991
Principal Financial Group	31,300	1,741,845
Progressive Corp. (The)	93,200	2,396,172
Royal & Sun Alliance (United Kingdom)	184,801	459,636
SAFECO Corp.	14,000	788,900
Sampo Insurance Co. “Class A” (Finland)	17,900	341,593
Scor (France)	79,916	174,790
St. Paul Travelers Cos., Inc. (The)	85,535	3,813,150
Swiss RE-Reg (Switzerland)	2,400	167,748
Topdanmark A/S (Denmark)(a)	850	118,496
Torchmark Corp.	12,900	783,288

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Insurance (cont’d.)
TrygVesta AS (Denmark)	550	$34,329
UnumProvident Corp.(b)	37,410	678,243
XL Capital Ltd. “Class A” (Bermuda)(b)	20,300	1,244,390

		69,388,722

Internet Services — 0.8%
Amazon.com, Inc.(a)(b)	28,300	1,094,644
eBay, Inc.(a)	131,100	3,839,919
Google, Inc. “Class A”(a)	23,600	9,896,187
NTT Data Corp. (Japan)	24	103,810
Verisign, Inc.(a)(b)	26,500	614,005
Yahoo Japan Corp. (Japan)	302	159,920
Yahoo!, Inc.(a)(b)	146,600	4,837,800

		20,546,285

Leisure — 0.7%
Brunswick Corp.(b)	12,500	415,625
Carnival Corp.	47,800	1,995,172
Eastman Kodak Co.(b)	27,400	651,572
Enterprise Inns PLC (United Kingdom)	20,592	360,989
First Choice Holidays PLC (United Kingdom)	59,612	252,163
Greek Organization of Football Prognostics SA Greece)	1,940	70,222
Harrah’s Entertainment, Inc.	22,800	1,622,904
Hilton Hotels Corp.	37,500	1,060,500
International Game Technology	35,900	1,362,046
Marriott International, Inc. “Class A”	35,000	1,334,200
Sankyo Co. Ltd. (Japan)	2,300	146,111
Sega Sammy Holdings Inc. (Japan)	8,300	307,515
Sky City Ltd. (New Zealand)	22,932	75,451
Starwood Hotels & Resorts Worldwide, Inc.	25,600	1,544,704
Walt Disney Co. (The)	254,900	7,647,001

		18,846,175

Machinery — 0.8%
Amada Co. Ltd. (Japan)	14,000	146,802
Caterpillar, Inc.(b)	78,900	5,876,471
Cummins, Inc.	6,200	757,950
Deere & Co.	28,000	2,337,720
Dover Corp.	24,400	1,206,092
Eaton Corp.	17,700	1,334,580
Illinois Tool Works, Inc.	48,800	2,318,000
Ingersoll-Rand Co. Ltd. “Class A” (Bermuda)(b)	39,200	1,676,976
Komatsu Ltd. (Japan)	24,000	477,106
Komori Corp. (Japan)	5,000	106,388
Kubota Corp. (Japan)	15,000	142,214
Navistar International Corp.(a)	4,200	103,362
Norsk Hydro Asa (Norway)	10,200	270,366
Nsk Ltd. (Japan)	6,000	49,755
Paccar, Inc.	20,475	1,686,731
Parker Hannifin Corp.	14,310	1,110,456
Sgs Societe Generale Surveilla (Switzerland)	131	124,298
Snap-on, Inc.	4,900	198,058
Vallourec (France)	409	491,744

		20,415,069

SEE NOTES TO FINANCIAL STATEMENTS.

B6

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Marine
Compagnie Maritime Belge SA (Belgium)	784	$22,773
Nippon Yusen KK (Japan)	63,000	409,577

		432,350

Media — 1.5%
CBS Corp. “Class B”	92,434	2,500,340
Clear Channel Communications, Inc.	62,400	1,931,280
Comcast Corp. “Class A”(a)(b)	255,760	8,373,582
Dow Jones & Co., Inc.(b)	6,800	238,068
E.W. Scripps Co.	8,600	371,004
Fuji Television Network, Inc. (Japan)	12	26,634
Gannett Co., Inc.(b)	27,900	1,560,447
Interpublic Group of Cos., Inc.(a)(b)	37,200	310,620
Itv PLC (United Kingdom)	212,500	424,395
McGraw-Hill Cos., Inc. (The)	42,600	2,139,798
Meredith Corp.	2,700	133,758
New York Times Co. (The) “Class A”	17,800	436,812
News Corp. “Class A”	278,100	5,333,958
Omnicom Group, Inc.(b)	21,700	1,933,253
Pagesjaunes Groupe SA (France)	619	19,437
Prosieben SAT.1 Media AG (Germany)	1,799	44,916
The McClatchy Co.	3,992	160,159
Time Warner, Inc.	518,500	8,970,049
Tribune Co.(b)	30,850	1,000,466
Univision Communications, Inc.(a)	25,900	867,650
Viacom, Inc. “Class B”(a)	83,434	2,990,275
Vivendi Universal SA (France)	19,700	690,406
Wolters Kluwer NV (Netherlands)	3,918	92,559

		40,549,866

Metals & Mining — 0.6%
Alcoa, Inc.	106,940	3,460,579
Allegheny Technologies, Inc.	8,200	567,768
Alumina Ltd. (Australia)	40,928	205,292
Anglo American PLC (United Kingdom)	12,039	493,787
Arcelor (Luxembourg)	11,471	553,721
BHP Billiton Ltd. (Australia)	39,725	856,072
Billiton PLC (United Kingdom)	20,005	388,062
BlueScope Steel Ltd. (Australia)	5,515	32,581
Boehler-Uddeholm (Austria)	1,268	69,333
Daido Steel Co Ltd. (Japan)	7,000	54,928
Freeport-McMoRan Copper & Gold, Inc.(b)	20,500	1,135,905
Mitsui Mining & Smelting Co. Ltd. (Japan)	5,000	29,491
Newmont Mining Corp.	52,400	2,773,533
NTN Corp. (Japan)	21,000	166,070
Nucor Corp.	37,000	2,007,250
Outokumpu Oyj “Class A” (Finland)	8,600	201,297
Phelps Dodge Corp.	26,086	2,143,226
Rio Tinto Ltd. (Australia)	5,753	332,600
Rio Tinto PLC (United Kingdom)	1,060	56,041
Sumitomo Metal Industries Ltd. (Japan)	83,000	342,328
Thyssenkrupp AG (Germany)	8,168	278,942

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Metals & Mining (cont’d.)
United States Steel Corp.	13,300	$932,596
Zinifex Ltd. (Australia)	6,150	45,792

		17,127,194

Miscellaneous Basic Industry — 0.1%
Danaher Corp.	28,500	1,833,120
ITT Industries, Inc.	21,000	1,039,500
Pall Corp.	10,000	280,000
W.W. Grainger, Inc.	9,600	722,208

		3,874,828

Motorcycles — 0.1%
Harley-Davidson, Inc.	31,400	1,723,546

Oil & Gas — 4.0%
Anadarko Petroleum Corp.	53,654	2,558,759
B.J. Services Co.	38,800	1,445,688
BP PLC (United Kingdom)	107,931	1,258,400
Chesapeake Energy Corp.	52,400	1,585,100
Chevron Corp.	260,622	16,174,201
ConocoPhillips	193,177	12,658,889
CONSOL Energy, Inc.	14,200	663,424
Devon Energy Corp.	51,800	3,129,238
Dynegy, Inc. “Class A”(a)	37,500	205,125
Eni SpA (Italy)	24,136	710,963
EOG Resources, Inc.(b)	28,600	1,983,124
Exxon Mobil Corp.	720,040	44,174,453
Hess Corp.	29,700	1,569,645
Kerr-McGee Corp.	26,548	1,841,104
Kinder Morgan, Inc.	11,700	1,168,713
Murphy Oil Corp.(b)	19,700	1,100,442
Nabors Industries Ltd. (Bermuda)(a)(b)	40,300	1,361,737
Neste Oil Oyj (Finland)	8,150	287,084
Nippon Mining Holdings, Inc. (Japan)	47,500	399,707
Nippon Mitsubishi Oil Corp. (Japan)	33,000	241,070
Omv AG (Austria)	1,795	106,874
Repsol YPF SA (Spain)	16,744	479,514
Royal Dutch Shell PLC “B Shares” (Netherlands)	31,778	1,111,234
Santos Ltd. (Australia)	5,339	48,006
Statoil Asa (Norway)	4,750	134,681
Sunoco, Inc.	15,000	1,039,350
Tokyo Gas Co. Ltd. (Japan)	19,000	89,488
Total SA (France)	11,808	777,051
Valero Energy Corp.	72,800	4,842,656
Williams Cos., Inc.	70,100	1,637,536

		104,783,256

Oil & Gas Exploration & Production — 0.5%
National Oilwell Varco, Inc.(a)	20,300	1,285,396
Noble Corp.	14,800	1,101,416
Occidental Petroleum Corp.	50,500	5,178,775
Rowan Cos., Inc.	12,200	434,198
Transocean, Inc.(a)	39,797	3,196,495
Woodside Petroleum Ltd. (Australia)	2,511	82,101
XTO Energy, Inc.	45,233	2,002,465

		13,280,846

SEE NOTES TO FINANCIAL STATEMENTS.

B7

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Oil & Gas Services — 1.0%
Apache Corp.	38,914	$2,655,881
Baker Hughes, Inc.	40,050	3,278,093
D/S Torm A/S (Denmark)	400	19,068
El Paso Corp.	76,136	1,142,040
Euronav NV (Belgium)	622	19,141
Halliburton Co.	60,400	4,482,284
Marathon Oil Corp.	43,191	3,597,810
Royal Dutch Shell (Netherlands)	27,286	918,330
Schlumberger Ltd.	140,900	9,173,999
TGS Nopec Geophysical Co. Asa(a) (Norway)	2,552	45,096
Weatherford International Ltd.(a)(b)	41,600	2,064,192

		27,395,934

Paper & Forest Products — 0.2%
International Paper Co.(b)	58,473	1,888,678
MeadWestvaco Corp.	20,714	578,542
Svenska Cellulosa AB (SCA) “B Shares” (Sweden)	7,900	326,571
Weyerhaeuser Co.	29,200	1,817,700

		4,611,491

Railroads — 0.4%
Burlington Northern Santa Fe Corp.	45,500	3,605,875
Central Japan Railway Co. (Japan)	26	259,000
CSX Corp.	26,000	1,831,440
East Japan Railway Co. (Japan)	13	96,557
Norfolk Southern Corp.	49,100	2,613,102
Stagecoach Group PLC (United Kingdom)	14,479	30,858
Union Pacific Corp.	30,800	2,863,168

		11,300,000

Real Estate
British Land Co. PLC (United Kingdom)	5,825	136,046
Hammerson PLC (United Kingdom)	3,571	78,186
Leopalace21 Corp. (Japan)	2,100	72,483
PSP Swiss Property AG (Switzerland)	1,258	65,033
Sumitono Realty & Development (Japan)	7,000	172,492
Swire Pacific Ltd. (Hong Kong)	19,500	201,245
Wharf Holdings (Hong Kong)	17,000	60,415

		785,900

Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co. “Class A”	8,100	351,945
Archstone-Smith Trust(b)	23,300	1,185,271
Boston Properties, Inc.	7,500	678,000
Equity Office Properties Trust(b)	46,600	1,701,366
Equity Residential(b)	32,300	1,444,779
General Property Trust (Australia)	22,916	73,906
Hopewell Holdings (Hong Kong)	44,000	124,075
Kerry Properties Ltd. (Hong Kong)	12,500	42,572
Kimco Realty Corp.	21,500	784,535
Mirvac Group (Australia)	42,345	136,880
Plum Creek Timber Co., Inc.	21,500	763,250
ProLogis	31,100	1,620,932
Public Storage, Inc.	8,000	607,200
Simon Property Group, Inc.	21,400	1,774,915

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (cont’d.)
Vornado Realty Trust(b)	13,000	$1,268,150
Wereldhave NV (Netherlands)	1,362	132,484

		12,690,260

Restaurants — 0.4%
Darden Restaurants, Inc.	15,150	596,910
Establissements Economiques du Casino Guichard-Perrachon SA (France)	5,740	436,467
Kuoni Reisen Holding AG (Switzerland)	100	56,112
McDonald’s Corp.	147,600	4,959,360
Starbucks Corp.(a)(b)	89,900	3,394,624
Wendy’s International, Inc.	11,900	693,651
Yum! Brands, Inc.	32,500	1,633,775

		11,770,899

Retail — 1.4%
Aoyama Trading Co. Ltd. (Japan)	1,600	50,052
AutoNation, Inc.(a)	18,474	396,083
AutoZone, Inc.(a)	4,800	423,360
Bed Bath & Beyond, Inc.(a)	32,500	1,078,025
Best Buy Co., Inc.	47,525	2,606,271
Big Lots, Inc.(a)	14,100	240,828
Circuit City Stores, Inc.	19,000	517,180
CVS Corp.	98,400	3,020,880
Dillard’s, Inc.	7,800	248,430
Dollar General Corp.	38,356	536,217
Family Dollar Stores, Inc.	18,900	461,727
Fast Retailing Co. Ltd. (Japan)	500	40,851
Federated Department Stores, Inc.	65,674	2,403,668
Gap, Inc. (The)	66,000	1,148,400
Home Depot, Inc.	248,750	8,902,762
J.C. Penney Co., Inc.	27,800	1,876,778
Kohl’s Corp.(a)	40,900	2,418,008
Limited Brands, Inc.	37,506	959,779
Marks & Spencer Group (United Kingdom)	34,058	369,696
Nordstrom, Inc.	26,100	952,650
Office Depot, Inc.(a)	34,600	1,314,800
OfficeMax, Inc.	7,500	305,625
Pinault Printemps Redoute SA (France)	602	76,768
RadioShack Corp.	12,700	177,800
Ryohin Keikaku Co. Ltd. (Japan)	900	73,768
Sears Holding Corp.(a)(b)	11,042	1,709,743
Sherwin-Williams Co. (The)	13,700	650,476
Staples, Inc.	85,549	2,080,552
Tiffany & Co.	15,200	501,904
TJX Cos., Inc. (The)	55,300	1,264,158
USS Co. Ltd. (Japan)	420	27,746

		36,834,985

Semiconductors & Semiconductor Equipment — 0.3%
ASM Pacific Technology Ltd. (Hong Kong)	4,500	21,931
Elpida Memory, Inc. (Japan)(a)	9,800	368,228
Sumco Corp. (Japan)	2,300	131,038
Teradyne, Inc.(a)	22,100	307,853
Texas Instruments, Inc.	199,400	6,039,827
Tokyo Electron Ltd. (Japan)	5,200	363,509
Xilinx, Inc.(b)	49,400	1,118,910

		8,351,296

SEE NOTES TO FINANCIAL STATEMENTS.

B8

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Telecommunications — 1.8%
Alltel Corp.	45,900	$2,929,797
AT&T, Inc.	454,273	12,669,675
BellSouth Corp.	212,100	7,678,020
BT Group (United Kingdom)	126,583	560,034
CenturyTel, Inc.(b)	14,000	520,100
Citizens Communications Co.(b)	36,000	469,800
Deutsche Telekom AG (Germany)	24,185	388,838
Embarq Corp.(a)	17,743	727,286
France Telecom SA (France)	1,419	30,510
Mobistar SA (Belgium)	765	60,714
Nippon Telegraph & Telephone Corp. (Japan)	128	627,473
NTT DoCoMo, Inc. (Japan)	85	124,782
Portugal Telecom, SGPS, SA (Portugal)	22,897	276,464
Qwest Communications International, Inc.(a)(b)	171,257	1,385,469
Singapore Telecommunications (Singapore)	114,000	182,936
Sprint Nextel Corp.	350,777	7,012,032
Telecom Italia Spa (Italy)	96,858	250,250
Telefonica SA (Spain)	24,673	410,885
Telekom Austria (Austria)	2,204	49,079
Telenor Asa (Norway)	2,200	26,595
Telia AB (Sweden)	14,500	82,405
Verizon Communications, Inc.	342,676	11,476,219
Vodafone Group PLC (United Kingdom)	238,149	507,548

		48,446,911

Textiles
Gunze Ltd. (Japan)	14,000	83,432
VF Corp.(b)	10,100	685,992
Yue Yuen Industrial Holdings (Hong Kong)	10,000	27,491

		796,915

Tobacco — 0.8%
Altria Group, Inc.	244,400	17,946,292
British American Tobacco (United Kingdom)	21,111	531,708
Imperial Tobacco Group (United Kingdom)	2,881	88,917
Reynolds American, Inc.(b)	9,900	1,141,470
Swedish Match AB (Sweden)	27,400	441,644
UST, Inc.	15,500	700,445

		20,850,476

Toys
Hasbro, Inc.	21,500	389,365
Mattel, Inc.	47,651	786,718

		1,176,083

Utilities – Electric & Gas — 1.9%
AES Corp. (The)(a)(b)	76,100	1,404,045
Allegheny Energy, Inc.(a)	19,200	711,744
Ameren Corp.	25,200	1,272,600
American Electric Power Co., Inc.	47,060	1,611,805
CenterPoint Energy, Inc.	36,700	458,750

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Utilities – Electric & Gas (cont’d.)
Chubu Electric Power Co., Inc. (Japan)	3,800	$102,604
CLP Holdings Ltd. (Hong Kong)	35,500	207,753
CMS Energy Corp.(a)(b)	25,000	323,500
Consolidated Edison, Inc.	28,900	1,284,316
Constellation Energy Group, Inc.	22,000	1,199,440
Dominion Resources, Inc.	41,316	3,090,024
DTE Energy Co.	22,100	900,354
Duke Energy Corp.	146,924	4,315,159
E.On AG (Germany)	5,466	629,216
Edison International	38,700	1,509,300
Endesa SA (Spain)	19,112	664,665
Enel Spa (Italy)	43,105	371,600
Energias de Portugal SA (Portugal)	41,491	162,922
Entergy Corp.	24,800	1,754,600
Exelon Corp.	74,774	4,249,406
FirstEnergy Corp.	37,601	2,038,350
FPL Group, Inc.(b)	48,400	2,002,792
Gas Natural SDG-E (Spain)	2,261	69,030
Hokkaido Electric Power Co., Inc. (Japan)	2,800	66,428
Hong Kong Electric Holdings Ltd. (Hong Kong)	7,000	31,682
Iberdrola SA (Spain)	5,399	185,968
Kansai Electric Power (Japan)	7,900	176,721
KeySpan Corp.	18,200	735,280
National Grid PLC (United Kingdom)	58,991	638,159
Nicor, Inc.	4,600	190,900
NiSource, Inc.	33,300	727,272
Osaka Gas Co. Ltd. (Japan)	30,000	96,470
Peoples Energy Corp.(b)	1,600	57,456
PG&E Corp.	41,100	1,614,408
Pinnacle West Capital Corp.	11,500	458,965
PPL Corp.(b)	44,100	1,424,430
Progress Energy, Inc.	29,683	1,272,510
Public Service Enterprise Group, Inc.	28,400	1,877,808
Sempra Energy	29,719	1,351,620
Southern Co. (The)	88,800	2,846,040
TECO Energy, Inc.	25,300	377,982
The Tokyo Electric Power Co., Inc. (Japan)	7,600	209,857
TXU Corp.	53,600	3,204,744
Union Fenosa SA (Spain)	5,956	230,521
Xcel Energy, Inc.	50,210	963,028

		49,072,224

TOTAL COMMON STOCKS (cost $1,169,437,584)		1,429,834,975

RIGHTS
AXA SA, expiring 07/01/06 (France)	3	3
Holcim Ltd., expiring 08/24/06 (Switzerland)	3,487	1,854
Linde AG, expiring 07/10/06 (Germany)	188	726

TOTAL RIGHTS (cost $0)		2,583

SEE NOTES TO FINANCIAL STATEMENTS.

B9

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS — 36.4%
Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.(k)
4.75%	08/15/10	Baa2	$2,000	$1,916,343
5.20%	08/15/15	Baa2	1,170	1,089,421
Boeing Capital Corp.(b)
6.10%	03/01/11	A2	975	990,386
Goodrich Corp.(k)
6.80%	07/01/36	Baa3	1,301	1,297,684
Lockheed Martin Corp.
8.50%	12/01/29	Baa1	670	843,289
Northrop Grumman Corp.
7.125%	02/15/11	Baa2	1,025	1,078,586
Raytheon Co.
4.50%	11/15/07	Baa2	194	190,461
5.50%	11/15/12	Baa2	625	612,278
6.55%	03/15/10	Baa2	1,150	1,176,899
8.30%	03/01/10	Baa2	700	755,756

				9,951,103

Airlines — 0.1%
Continental Airlines, Inc.
6.648%	09/15/17	Baa3	369	366,713
6.703%	06/15/21	Baa3	197	195,969
Southwest Airlines Co.(b)
6.50%	03/01/12	Baa1	1,290	1,316,880

				1,879,562

Asset Backed Securities — 1.7%
American Express Credit Account Master Trust I Series 2004-4, Class C(h)(k)
5.669%	03/15/12	Baa2	1,510	1,519,438
Series 2004-C, Class C(h)(k)
5.699%	02/15/12	Baa2	1,041	1,043,594
Amortizing Residential Collateral Trust, Series 2002-BC9, Class M1(h)
6.423%	12/25/32	Aa2	2,664	2,669,047
Bank One Issuance Trust, Series 2003-C1, Class C1
4.54%	09/15/10	Baa2	2,445	2,399,778
CDC Mortgage Capital Trust Series 2002-HE3, Class M1(h)
6.423%	03/25/33	Aa2	1,051	1,052,244
Series 2003-HE1, Class M2(h)
7.272%	08/25/33	A2	453	454,671
Centex Home Equity, Series 2005-A, Class M2(h)
5.823%	01/25/35	Aa2	2,250	2,262,720
Chase Issuance Trust, Series 2005-A4, Class A4
4.23%	01/15/13	Aaa	4,000	3,820,448
Citibank Credit Card Issuance Trust Series 2003-C3, Class C3
4.45%	04/07/10	Baa2	1,700	1,661,561
Series 2006-C1, Class C1(h)
5.667%	02/20/15	Baa2	1,500	1,505,736
Credit-Based Asset Servicing and Securitization, Series 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,740	1,707,046
Equity One ABS, Inc., Series 2004-3, Class M1
5.70%	07/25/34	Aa2	1,660	1,630,808

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M2(h)
5.843%	06/25/36	Aa2	$1,800	$1,815,202
HFC Home Equity Loan Trust, Series 2005-2, Class M2(h)
5.757%	01/20/35	Aa1	1,127	1,131,424
Home Equity Asset Trust, Series 2005-7, Class 2A4(h)
5.702%	01/25/36	Aaa	1,400	1,406,086
Household Mortgage Loan Trust, Series 2004-HC1, Class M(h)
5.767%	02/20/34	Aa2	256	255,738
MBNA Master Credit Card Trust Series 1999-J, Class A
7.00%	02/15/12	Aaa	2,370	2,473,472
Series 2000-E, Class A
7.80%	10/15/12	Aaa	3,810	4,124,305
Morgan Stanley ABS Capital I, Series 2004-NC3, Class M2(h)
6.423%	03/25/34	A2	1,800	1,816,978
Morgan Stanley Dean Witter Capital I Series 2002-HE1, Class M1(h)
5.923%	07/25/32	Aa2	1,900	1,922,370
Series 2002-NC4, Class M1(h)
6.173%	09/25/32	Aaa	1,879	1,923,464
Prestige Auto Receivables Trust, Series 2004-1, Class A2(k)
3.69%	06/15/11	Aaa	912	898,597
Saxon Asset Securities Trust, Series 2005-2, Class M2(h)
5.763%	10/25/35	Aa2	1,480	1,489,812
Securitized Asset Bank Receivables LLC, Series 2004-OP1, Class M1(h)
5.832%	02/25/34	Aa2	1,755	1,761,700
Structured Asset Securities Corp., Series 2005-RMS1, Class A3(h)
5.622%	02/25/35	AAA(d)	1,400	1,407,900
SVO VOI Mortgage Corp., Series 2005-AA, Class A(k)
5.25%	02/20/21	Aaa	1,059	1,038,823
WFS Financial Owner Trust, Series 2004-4, Class D
3.58%	05/17/12	A3	955	934,405

				46,127,367

Automotive — 0.1%
Auburn Hills Trust, Inc.
12.375%	05/01/20	A3	640	903,356
DaimlerChrysler NA Holding Corp.
8.50%	01/18/31	A3	231	261,556
Equus Cayman Finance Ltd. (Cayman Islands)(k)
5.50%	09/12/08	Baa3	410	403,749
Hyundai Motor Manufacturing LLC(k)
5.30%	12/19/08	Baa3	650	636,091
Johnson Controls, Inc.
5.50%	01/15/16	Baa1	350	332,085

				2,536,837

SEE NOTES TO FINANCIAL STATEMENTS.

B10

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Banking — 0.7%
Bank of America Corp.
6.00%	06/15/16	Aa2	$1,960	$1,960,464
Bank One Corp.
7.875%	08/01/10	A1	2,500	2,690,092
Citigroup, Inc.
5.00%	09/15/14	Aa2	513	480,151
5.625%	08/27/12	Aa2	1,900	1,877,242
6.625%	06/15/32	Aa2	735	756,705
Credit Suisse First Boston USA, Inc.
5.125%	08/15/15	Aa3	360	336,469
HSBC Bank USA, Senior Notes
3.875%	09/15/09	Aa2	250	236,665
HSBC Finance Corp.
5.50%	01/19/16	Aa3	270	257,139
5.70%	06/01/11	Aa3	585	581,189
ICICI Bank Ltd. (Singapore)(k)
5.75%	11/16/10	Baa2	1,350	1,307,491
J.P. Morgan Chase & Co.
4.60%	01/17/11	Aa3	975	931,730
5.15%	10/01/15	A1	140	130,676
6.50%	01/15/09	A1	1,100	1,117,846
Mizuho Finance Group Ltd. (Cayman Islands)(b)(k)
5.79%	04/15/14	A2	1,060	1,037,752
MUFG Capital Finance 1 Ltd. (Cayman Islands)
6.346%	07/29/49	Baa2	800	771,672
Santander Central Hispano Issuances Ltd. (Cayman Islands)
7.625%	09/14/10	A1	805	860,411
Wachovia Corp.
7.80%	08/18/10	Aa3	2,230	2,386,668
Washington Mutual, Inc.
5.65%	08/15/14	A3	270	260,295
Wells Fargo Bank
5.75%	05/16/16	Aa1	1,000	983,588
6.45%	02/01/11	Aa1	90	92,672

				19,056,917

Brokerage — 0.4%
Bear Stearns Companies, Inc. (The)
5.30%	10/30/15	A1	550	520,398
Goldman Sachs Group, Inc. (The)
5.35%	01/15/16	Aa3	2,135	2,016,295
6.45%	05/01/36	A1	1,770	1,695,695
Lehman Brothers Holdings, Inc.
5.50%	04/04/16	A1	100	95,555
6.625%	01/18/12	A1	1,800	1,863,468
Merrill Lynch & Co., Inc.
4.25%	02/08/10	Aa3	1,470	1,397,159
4.79%	08/04/10	Aa3	375	362,275
5.00%	01/15/15	Aa3	460	428,188
5.45%	07/15/14	Aa3	200	193,071
Morgan Stanley Group, Inc.
4.75%	04/01/14	A1	1,510	1,384,398
5.30%	03/01/13	Aa3	1,030	996,273
5.375%	10/15/15	Aa3	30	28,400

				10,981,175

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Building Materials & Construction — 0.1%
American Standard, Inc.(b)
7.625%	02/15/10	Baa3	$1,000	$1,044,124
Hanson PLC (United Kingdom)
7.875%	09/27/10	Baa1	1,270	1,357,633
Lennar Corp.(k)
6.50%	04/15/16	Baa2	905	877,013
Ryland Group, Inc.
5.375%	06/01/08	Baa3	575	566,258

				3,845,028

Cable — 0.3%
AT&T Broadband
9.455%	11/15/22	Baa2	115	142,887
Comcast Corp.
5.65%	06/15/35	Baa2	405	343,731
6.45%	03/15/37	Baa2	640	601,142
6.50%	11/15/35	Baa2	215	202,954
Cox Communications, Inc.
6.75%	03/15/11	Baa3	1,195	1,216,889
7.875%	08/15/09	Baa3	1,160	1,218,723
CSC Holdings, Inc.
7.875%	12/15/07	B2	2,135	2,161,687
Tele-Communications, Inc.
9.875%	06/15/22	Baa2	1,440	1,818,415

				7,706,428

Capital Goods — 0.5%
Caterpillar Financial Service Corp.
5.50%	03/15/16	A2	780	756,531
Caterpillar, Inc.
7.25%	09/15/09	A2	1,000	1,048,484
Cooper Cameron Corp.
2.65%	04/15/07	Baa1	425	413,112
Erac USA Finance Co.(k)
7.35%	06/15/08	Baa1	2,450	2,514,636
FedEx Corp.
2.65%	04/01/07	Baa2	2,100	2,050,543
7.25%	02/15/11	Baa2	480	505,971
Honeywell International, Inc.
5.70%	03/15/36	A2	535	500,211
6.125%	11/01/11	A2	1,120	1,140,616
Tyco International Group SA (Luxembourg)
6.00%	11/15/13	Baa3	1,530	1,515,765
United Technologies Corp.(f)
6.35%	03/01/11	A2	810	829,186
8.875%	11/15/19	A2	640	800,083
Waste Management, Inc.
7.75%	05/15/32	Baa3	240	270,738

				12,345,876

Chemicals — 0.4%
Dow Chemical Co.
5.97%	01/15/09	A3	430	432,551
6.125%	02/01/11	A3	690	698,302
Huntsman International LLC
9.875%	03/01/09	B2	2,200	2,288,000
ICI Wilmington, Inc.
5.625%	12/01/13	Baa3	780	747,912

SEE NOTES TO FINANCIAL STATEMENTS.

B11

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Chemicals (cont’d.)
IMC Global, Inc.(b)
11.25%	06/01/11	Ba3	$2,250	$2,373,749
Lubrizol Corp.
4.625%	10/01/09	Baa3	1,090	1,049,492
6.50%	10/01/34	Baa3	395	377,777
Lyondell Chemical Co.
9.50%	12/15/08	B1	1,607	1,651,193
Monsanto Co., Series 1
5.50%	07/30/35	Baa1	635	559,980
Union Carbide Corp.
7.50%	06/01/25	Ba2	500	508,125

				10,687,081

Collateralized Mortgage Obligations — 0.6%
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	4,740	4,675,495
Bank of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1(h)
4.458%	02/25/35	Aaa	1,537	1,488,205
Series 2005-B, Class 2A1(h)
4.395%	03/25/35	Aaa	1,556	1,503,715
Countrywide Alternative Loan Trust, Pass-Thru Certificates, Series 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	2,564	2,467,336
Master Alternative Loans Trust, Pass-Thru Certificates, Series 2004-4, Class 4A1
5.00%	04/25/19	Aaa	634	603,121
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3(h)
4.17%	02/25/34	Aaa	1,639	1,593,980
Washington Mutual Alternative Loan Trust, Mortgage Pass-Thru Certificates, Series 2005-1, Class 3A
5.00%	03/25/20	AAA(d)	1,406	1,374,762
Washington Mutual, Inc., Series 2002-AR15, Class A-5(h)
4.38%	12/25/32	Aaa	828	807,361

				14,513,975

Commercial Mortgage Backed Securities — 4.1%
Bank of America Commercial Mortgage, Inc. Series 2003-2, Class A3
4.873%	03/11/41	AAA(d)	3,350	3,198,120
Series 2004-2, Class A4
4.153%	11/10/38	Aaa	3,680	3,428,614
Series 2004-3, Class A4
5.176%	06/10/39	Aaa	2,000	1,942,679
Series 2005-1, Class ASB(h)
5.018%	11/10/42	AAA(d)	1,100	1,064,829
Series 2005-3, Class A4
4.668%	07/10/43	Aaa	4,400	4,037,092
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6
4.75%	02/13/46	AAA(d)	3,500	3,244,769
Series 2005-T18, Class AAB(h)
4.823%	02/13/42	Aaa	2,250	2,122,551

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
Series 2005-T20, Class AAB
5.287%	10/12/42	Aaa	$3,000	$2,902,489
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2
7.37%	06/19/29	AAA(d)	1,147	1,149,049
Citigroup Commercial Mortgage Trust 2006-C4 Class A3
5.721%	03/15/49	Aaa	2,190	2,165,451
Commercial Mortgage Pass-Thru Certificate, Series 2004-LB2A, Class X2, I/O(k)
1.002%	03/10/39	AAA(d)	17,349	523,672
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,500	1,399,439
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4
5.558%	02/15/39	AAA(d)	4,330	4,224,960
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A1B
7.62%	06/10/33	AAA(d)	3,200	3,396,177
GE Commercial Mortgage Corp., Series 2004-C2, Class X2, I/O(h)(k)
0.609%	03/10/40	Aaa	32,275	692,236
Greenwich Capital Commercial Funding Corp. Series 2003-C1, Class A-4
4.111%	07/05/35	Aaa	5,000	4,531,122
Series 2003-C2, Class A3
4.533%	01/05/36	Aaa	3,570	3,392,333
GS Mortgage Securities Corp. II, Series 2006-GG6 Class A4
5.553%	04/10/38	AAA(d)	3,000	2,927,496
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2000-C10, Class A2
7.371%	08/15/32	Aaa	6,333	6,626,315
Series 2004-C2, Class A3(h)
5.382%	05/15/41	Aaa	6,228	5,988,293
Series 2005-CB13, Class A4
5.472%	01/12/43	Aaa	2,800	2,692,706
Series 2005-LDP5, Class A4(h)
5.345%	12/15/44	Aaa	3,630	3,472,927
Series 2006-LDP6, Class X2(h)
0.256%	04/15/43	Aaa	165,000	1,053,525
Series 2005-LDA4, Class A4(h)
4.918%	10/15/42	Aaa	3,100	2,887,582
Series 2005-LDP2, Class ASB(h)
4.659%	07/15/42	Aaa	6,380	6,005,180
Keycorp., Series 2000-C1, Class A2
7.727%	05/17/32	Aaa	10,981	11,604,206
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3
4.83%	11/15/27	Aaa	2,720	2,604,596
LB-UBS Commercial Mortgage Trust Series 2004-C6, Class A5(h)
4.826%	08/15/29	AAA(d)	5,000	4,754,506
Series 2005-C3, Class A5
4.739%	07/15/30	Aaa	695	641,057

SEE NOTES TO FINANCIAL STATEMENTS.

B12

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
Series 2006-C3, Class A4
5.661%	03/15/39	Aaa	$4,950	$4,871,267
Merrill Lynch Mortgage Trust, Series 2004-Key 2, Class A3
4.615%	08/12/39	Aaa	1,900	1,781,612
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4
5.91%	06/12/46	Aaa	2,210	2,210,345
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B
7.33%	12/10/32	AAA(d)	3,796	3,952,526
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2 A4
4.98%	11/15/34	Aaa	1,700	1,626,554

				109,116,275

Consumer — 0.1%
Cendant Corp.
6.25%	01/15/08	Baa1	1,010	1,019,074
6.875%	08/15/06	Baa1	1,715	1,716,914
Whirlpool Corp.(b)
6.125%	06/15/11	Baa2	1,045	1,039,051

				3,775,039

Electric — 0.9%
Appalachian Power Co.
4.40%	06/01/10	Baa2	790	748,130
Boston Edison Co.
4.875%	04/15/14	A1	730	688,635
Carolina Power & Light Co.
5.25%	12/15/15	A3	660	622,007
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,050,742
6.95%	03/15/33	Baa2	300	319,782
Consolidated Edison, Inc.
5.375%	12/15/15	A1	820	785,765
Consumers Energy Co., First Mortgage Bonds, Series D(b)
5.375%	04/15/13	Baa3	435	417,457
Dominion Resources, Inc.
5.125%	12/15/09	Baa2	1,255	1,223,875
Duke Capital LLC
4.331%	11/16/06	Baa2	920	915,974
6.25%	02/15/13	Baa2	205	206,975
8.00%	10/01/19	Baa2	280	316,581
El Paso Electric Co.
6.00%	05/15/35	Baa3	845	769,912
Empresa Nacional de Electricidad S.A. (Chile)
8.50%	04/01/09	Ba1	1,350	1,424,994
8.625%	08/01/15	Ba1	310	341,214
Energy East Corp.
6.75%	09/15/33	Baa2	805	800,033
Exelon Corp.
4.90%	06/15/15	Baa2	195	178,054
FirstEnergy Corp.
7.375%	11/15/31	Baa3	860	922,652
Florida Power & Light Co.
5.95%	10/01/33	Aa3	380	365,177

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Electric (cont’d.)
Indiana Michigan Power Co.
5.05%	11/15/14	Baa2	$575	$532,714
Natural Rural Utilities Cooperative Finance Corp.
7.25%	03/01/12	A2	135	143,845
Nevada Power Co.(k)
6.50%	05/15/18	Ba1	1,180	1,150,527
NiSource Finance Corp.
5.45%	09/15/20	Baa3	1,760	1,588,602
Ohio Edison(b)
6.40%	07/15/16	Baa2	730	735,402
Oncor Electric Delivery Co.
6.375%	01/15/15	Baa2	465	466,078
7.00%	09/01/22	Baa2	545	564,798
7.25%	01/15/33	Baa2	240	256,296
Pacific Gas & Electric Co.
6.05%	03/01/34	Baa1	1,610	1,519,542
Pepco Holdings, Inc.
5.50%	08/15/07	Baa2	735	732,360
PPL Electric Utilities Corp.
6.25%	08/15/09	A3	1,900	1,924,881
Southern California Edison Co.
4.65%	04/01/15	A3	610	556,954
5.625%	02/01/36	A3	340	306,485
Xcel Energy, Inc.
3.40%	07/01/08	Baa1	785	748,956
6.50%	07/01/36	Baa1	445	436,424
7.00%	12/01/10	Baa1	250	260,410

				24,022,233

Energy – Integrated — 0.1%
Conoco, Inc.
6.95%	04/15/29	A1	145	157,781
Marathon Oil Corp.
6.125%	03/15/12	Baa1	390	393,533
Phillips Petroleum Co.
8.75%	05/25/10	A1	1,900	2,099,829

				2,651,143

Energy – Other — 0.3%
Anadarko Finance (Canada)
7.50%	05/01/31	Baa1	5	5,372
Devon Energy Corp.
2.75%	08/01/06	Baa2	2,810	2,803,381
7.875%	09/30/31	Baa2	280	319,750
Halliburton Co.
5.50%	10/15/10	Baa1	200	198,109
Occidental Petroleum Corp.
6.75%	01/15/12	A3	1,555	1,636,143
Talisman Energy, Inc. (Canada)(b)
5.125%	05/15/15	Baa2	750	698,568
Valero Energy Corp.
7.50%	04/15/32	Baa3	185	200,856
Woodside Finance Ltd. (Australia)(k)
5.00%	11/15/13	Baa1	1,660	1,556,167
XTO Energy, Inc.
5.65%	04/01/16	Baa3	355	336,625

				7,754,971

SEE NOTES TO FINANCIAL STATEMENTS.

B13

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Foods — 0.5%
Archer-Daniels-Midland Co.
8.125%	06/01/12	A2	$195	$216,851
Bottling Group LLC
5.50%	04/01/16	A3	415	400,415
Cadbury Schweppes American Finance, Inc.(k)
3.875%	10/01/08	Baa2	1,050	1,006,735
ConAgra Foods, Inc.
7.875%	09/15/10	Baa2	585	625,937
General Mills, Inc.
5.125%	02/15/07	Baa2	500	498,346
HJ Heinz Co.(k)
6.428%	12/01/08	Baa1	1,620	1,645,904
Kellogg Co.
6.60%	04/01/11	Baa1	2,285	2,360,448
Kraft Foods, Inc.
4.625%	11/01/06	A3	1,405	1,400,171
5.25%	06/01/07	A3	400	397,582
5.625%	11/01/11	A3	965	950,501
Kroger Co. (The)
6.75%	04/15/12	Baa2	310	318,252
6.80%	04/01/11	Baa2	575	590,320
7.00%	05/01/18	Baa2	530	539,306
Safeway, Inc.
7.25%	02/01/31	Baa2	175	177,609
Tricon Global Restaurants, Inc.
8.875%	04/15/11	Baa2	235	261,729
Tyson Foods, Inc.
6.60%	04/01/16	Baa3	785	767,308
7.25%	10/01/06	Baa3	525	526,573
8.25%	10/01/11	Baa3	110	116,453
Whitman Corp.
6.375%	05/01/09	Baa1	1,645	1,669,030

				14,469,470

Foreign Government Bonds — 0.2%
Export-Import Bank of Korea (The) (South Korea)(k)
4.125%	02/10/09	A3	1,120	1,072,170
Korea Development Bank (South Korea)
4.75%	07/20/09	A3	1,530	1,484,010
Petrobras International Finance Co. (PIFCO) (Cayman Islands)
8.375%	12/10/18	Baa2	465	498,713
9.75%	07/06/11	A2	280	316,400
Province of Quebec (Canada)(b)
4.60%	05/26/15	Aa3	1,585	1,467,874

				4,839,167

Gaming — 0.2%
Harrah’s Operating Co., Inc.
5.50%	07/01/10	Baa3	970	946,330
5.75%	10/01/17	Baa3	735	669,573
6.50%	06/01/16	Baa3	840	818,483
7.125%	06/01/07	Baa3	365	368,269
Mandalay Resort Group(b)
9.375%	02/15/10	Ba3	12	12,630
Station Casinos
6.625%	03/15/18	B1	1,800	1,629,000

				4,444,285

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Health Care & Pharmaceutical — 0.9%
Abbott Laboratories
5.60%	05/15/11	A1	$840	$835,351
5.875%	05/15/16	A1	2,015	1,997,737
Aetna, Inc.
5.75%	06/15/11	A3	430	426,977
Baxter International, Inc.
5.196%	02/16/08	Baa1	1,085	1,075,512
Boston Scientific
6.40%	06/15/16	Baa3	2,135	2,079,828
Bristol-Myers Squibb Co.
5.75%	10/01/11	A1	460	458,774
Cardinal Health, Inc.
5.85%	12/15/17	Baa2	1,475	1,406,377
Coventry Health Care, Inc.
6.125%	01/15/15	Ba1	1,070	1,017,262
Genentech, Inc.
4.75%	07/15/15	A1	920	842,540
Laboratory Corp. of America Holdings
5.625%	12/15/15	Baa3	925	884,829
Merck & Co., Inc.
5.95%	12/01/28	Aa3	205	191,487
Pharmacia Corp.
6.60%	12/01/28	Aaa	225	240,920
Schering-Plough Corp.
5.55%	12/01/13	Baa1	1,860	1,802,995
Teva Pharmaceutical Finance LLC (Israel)
6.15%	02/01/36	Baa2	1,400	1,257,087
UnitedHealth Group, Inc.
5.25%	03/15/11	A2	1,470	1,431,170
5.375%	03/15/16	A2	695	657,483
5.80%	03/15/36	A2	650	581,810
Ventas Realty LP, Sr. Notes
6.625%	10/15/14	Ba2	840	814,800
Wellpoint, Inc.
3.50%	09/01/07	Baa1	1,970	1,914,318
5.00%	12/15/14	Baa1	1,085	1,009,150
5.25%	01/15/16	Baa1	335	313,960
5.95%	12/15/34	Baa1	210	192,821
Wyeth
5.50%	03/15/13-02/01/14	Baa1	1,540	1,494,679
6.45%	02/01/24	Baa1	615	616,246

				23,544,113

Insurance — 0.3%
Allstate Corp. (The)
5.55%	05/09/35	A1	170	148,526
5.95%	04/01/36	A1	635	583,550
American International Group, Inc.
4.25%	05/15/13	Aa2	1,355	1,231,724
5.05%	10/01/15(k)	Aa2	125	116,613
AXA SA (France)
8.60%	12/15/30	A3	230	273,722
Everest Reinsurance Holdings (Bermuda)
5.40%	10/15/14	A3	780	729,710
Liberty Mutual Group(k)
7.00%	03/15/34	Baa3	910	840,256

SEE NOTES TO FINANCIAL STATEMENTS.

B14

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Insurance (cont’d.)
Marsh & Mclennan Cos., Inc.
5.15%	09/15/10	Baa2	$335	$323,353
MetLife, Inc.
5.70%	06/15/35	A2	1,185	1,057,079
6.125%	12/01/11	A2	435	442,466
6.375%	06/15/34	A2	85	83,433
St. Paul Travelers
6.75%	06/20/36	A3	740	730,623
W.R. Berkley Corp.
5.60%	05/15/15	Baa2	705	665,428
6.15%	08/15/19	Baa2	575	547,164
XL Capital Ltd. (Cayman Islands)
5.25%	09/15/14	A3	110	101,427

				7,875,074

Lodging — 0.2%
Carnival Corp. (Panama)
3.75%	11/15/07	A3	2,845	2,764,205
P&O Princess (United Kingdom)
7.30%	06/01/07	A3	345	348,992
Royal Caribbean Cruises Ltd. (Liberia)
8.00%	05/15/10	Ba1	2,220	2,321,003

				5,434,200

Media & Entertainment — 0.3%
British Sky Broadcasting Group PLC (United Kingdom)
7.30%	10/15/06	Baa2	785	787,983
CBS Corp.
7.875%	07/30/30	Baa3	345	362,064
Chancellor Media Corp.
8.00%	11/01/08	Baa3	745	774,577
Clear Channel Communications, Inc.
4.40%	05/15/11	Baa3	70	63,438
6.25%	03/15/11	Baa3	120	117,842
News America Holdings, Inc.
7.625%	11/30/28	Baa2	1,360	1,439,826
Time Warner, Inc.
6.75%	04/15/11	Baa2	1,970	2,019,657
7.25%	10/15/17	Baa2	745	780,021
9.15%	02/01/23	Baa2	625	741,171
Viacom Inc.(k)
6.25%	04/30/16	Baa3	710	689,232
6.875%	04/30/36	Baa3	740	714,145
Walt Disney Co. (The)
5.375%	06/01/07	A3	300	299,208

				8,789,164

Metals — 0.1%
Alcan, Inc. (Canada)
5.00%	06/01/15	Baa1	755	697,572
5.20%	01/15/14	Baa1	230	217,905
Falconbridge Ltd. (Canada)
6.20%	06/15/35	Baa3	905	800,547
Southern Copper Corp.(k)
7.50%	07/27/35	Baa2	1,090	1,040,655
United States Steel Corp., Sr. Notes
10.75%	08/01/08	Ba1	830	892,250

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Metals (cont’d.)
Vale Overseas Ltd. (Cayman Islands)
8.25%	01/17/34	Baa3	$150	$161,813

				3,810,742

Municipals
Illinois State Taxable Pension, G.O.
5.10%	06/01/33	Aa3	1,060	950,301

Non Captive Finance — 0.4%
Berkshire Hathaway, Inc.(k)
4.75%	05/15/12	Aaa	945	894,783
Capital One Bank(g)
6.50%	06/13/13	Baa1	10	10,226
Capital One Financial Corp.
5.50%	06/01/15	Baa1	275	260,085
CIT Group Funding Co. of Canada (Canada)
5.20%	06/01/15	A2	745	697,768
CIT Group, Inc.
4.25%	02/01/10	A2	480	457,111
5.50%	11/30/07	A2	1,285	1,280,753
General Electric Capital Corp.
5.50%	04/28/11	Aaa	1,105	1,096,700
6.75%	03/15/32	Aaa	1,785	1,905,351
Household Finance Corp.
4.75%	05/15/09	Aa3	370	361,275
6.375%	10/15/11	Aa3	1,080	1,103,696
International Lease Finance Corp.
3.50%	04/01/09	A1	750	707,702
Residential Capital Corp.
6.00%	02/22/11	Baa3	1,540	1,492,222
6.375%	06/30/10	Baa3	610	601,699

				10,869,371

Oil & Gas Exploration Services — 0.1%
Encana Corp. (Canada)
6.50%	08/15/34	Baa2	255	254,031
Kerr-McGee Corp.
5.875%	09/15/06	Ba2	1,305	1,304,546

				1,558,577

Paper — 0.1%
Plum Creek Timberlands
5.875%	11/15/15	Baa3	745	711,659
Stora Enso Oyj (Finland)(k)
7.25%	04/15/36	Baa2	885	863,891
Weyerhaeuser Co.
7.375%	03/15/32	Baa2	820	830,184

				2,405,734

Pipelines & Other — 0.3%
Atmos Energy Corp.
4.00%	10/15/09	Baa3	1,815	1,711,924
Duke Energy Field Services Corp.
7.875%	08/16/10	Baa2	1,830	1,955,945
Enterprise Products Operating LP
4.00%	10/15/07	Baa3	1,000	972,979
6.875%	03/01/33	Baa3	140	136,891

SEE NOTES TO FINANCIAL STATEMENTS.

B15

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Pipelines & Other (cont’d.)
Kinder Morgan Finance (Canada)
5.70%	01/05/16	Baa2	$800	$694,618
Oneok, Inc.
5.51%	02/16/08	Baa2	1,630	1,619,439
Sempra Energy
4.621%	05/17/07	Baa1	790	782,302
6.00%	02/01/13	Baa1	80	79,615

				7,953,713

Railroads — 0.2%
Burlington Northern Santa Fe Corp.
6.70%	08/01/28	Baa2	735	767,953
Norfolk Southern Corp.
5.64%	05/17/29	Baa1	571	530,253
7.80%	05/15/27	Baa1	24	27,932
Union Pacific Corp.
3.625%	06/01/10	Baa2	1,395	1,290,561
6.625%	02/01/08	Baa2	1,755	1,777,994
6.65%	01/15/11	Baa2	760	785,871

				5,180,564

Real Estate Investments Trusts — 0.2%
Brandywine Operating Partnership LP
5.75%	04/01/12	Baa3	1,405	1,375,204
ERP Operating LP
5.125%	03/15/16	Baa1	430	397,323
Mack-Cali Realty Corp.
7.25%	03/15/09	Baa2	1,595	1,638,674
Post Apartment Homes LP
5.45%	06/01/12	Baa3	545	518,797
6.30%	06/01/13	Baa3	650	647,468
Simon Property Group LP
5.75%	05/01/12	Baa1	1,625	1,600,875

				6,178,341

Retailers — 0.3%
Gap, Inc. (The)
6.90%	09/15/07	Baa3	1,550	1,559,498
Home Depot, Inc.
5.40%	03/01/16	Aa3	3,090	2,962,016
J.C. Penney Co., Inc.
7.95%	04/01/17	Baa3	980	1,094,890
May Department Stores Co.
6.65%	07/15/24	Baa1	120	117,534
8.50%	06/01/19	Baa1	285	329,896
Wal-Mart Stores, Inc.
5.25%	09/01/35	Aa2	1,605	1,400,407

				7,464,241

Sovereign — 0.4%
Republic of Italy (Italy)
5.375%	06/15/33	AA-(d)	1,080	1,005,428
Republic of Malaysia (Malaysia)
7.50%	07/15/11	A3	375	399,585
Republic of South Africa (South Africa)
6.50%	06/02/14	Baa1	520	518,700
United Mexican States (Mexico)
5.875%	01/15/14	Baa1	3,130	3,036,100

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Sovereign (cont’d.)
8.125%	12/30/19	Baa1	$1,175	$1,327,750
8.30%	08/15/31	Baa1	1,010	1,166,550
8.375%	01/14/11	Baa1	1,920	2,092,800

				9,546,913

Structured Notes — 0.1%
TRAINS, Series HY-1 2006(b)(k)
Zero	05/01/16	B1	1,500	1,470,000

Technology — 0.5%
Computer Associates International, Inc.(k)
5.25%	12/01/09	Ba1	1,450	1,381,728
Equifax, Inc.
4.95%	11/01/07	Baa1	475	467,894
First Data Corp.
4.85%	10/01/14	A2	580	539,237
Freescale Semiconductor, Inc.
6.875%	07/15/11	Ba1	2,125	2,135,625
International Business Machines Corp.
5.875%	11/29/32	A1	575	550,113
Jabil Circuit, Inc.
5.875%	07/15/10	Baa3	1,330	1,318,966
Motorola, Inc.
4.608%	11/16/07	Baa2	1,220	1,202,442
7.625%	11/15/10	Baa2	155	165,986
Oracle Corp.
5.00%	01/15/11	A3	1,080	1,042,282
Seagate Technology International (Cayman Islands)
8.00%	05/15/09	Ba2	1,545	1,583,625
Xerox Corp.
6.40%	03/15/16	Ba2	1,925	1,816,719

				12,204,617

Telecommunications — 0.9%
ALLTEL Ohio LP(k)
8.00%	08/15/10	A2	860	921,405
America Movil SA de CV (Mexico)
6.375%	03/01/35	A3	630	547,609
AT&T Corp.
8.00%	11/15/31	A2	760	872,558
AT&T Wireless Services, Inc.
8.125%	05/01/12	Baa2	800	880,349
8.75%	03/01/31	Baa2	705	864,347
BellSouth Corp.
4.20%	09/15/09	A2	1,365	1,301,331
British Telecommunications PLC (United Kingdom)
7.00%	05/23/07	Baa1	1,400	1,412,972
8.875%	12/15/30(f)	Baa1	245	301,106
Cingular Wireless LLC
7.125%	12/15/31	Baa2	535	556,602
Deutsche Telekom International Finance BV (Netherlands)
8.25%	06/15/30	A3	345	398,320
Embarq Corp.
7.082%	06/01/16	Baa3	350	348,077
7.995%	06/01/36	Baa3	1,035	1,040,282

SEE NOTES TO FINANCIAL STATEMENTS.

B16

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
France Telecom SA (France)
8.50%	03/01/31	A3	$385	$463,260
Nextel Communications, Inc.
5.95%	03/15/14	Baa2	1,475	1,416,950
Royal KPN NV (Netherlands)
8.00%	10/01/10	Baa2	645	684,136
SBC Communications, Inc.(b)
4.125%	09/15/09	A2	1,335	1,268,326
5.30%	11/15/10	A2	1,180	1,151,279
Sprint Capital Corp.
6.875%	11/15/28	Baa2	265	266,963
8.75%	03/15/32	Baa2	220	265,298
Telecom Italia Finance (Luxembourg)
5.25%	11/15/13	Baa2	170	157,159
6.375%	11/15/33	Baa2	520	470,161
Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico)
6.80%	05/15/09	Baa1	2,220	2,252,375
Telefonica Emisiones Sau (Spain)
6.421%	06/20/16	Baa1	630	628,693
7.045%	06/20/36	Baa1	1,375	1,374,251
TELUS Corp. (Cananda)
8.00%	06/01/11	Baa2	1,500	1,624,349
US Cellular Corp.
6.70%	12/15/33	Baa3	600	560,962
Verizon Global Funding Corp.
5.85%	09/15/35	A3	700	608,962
7.75%	12/01/30	A3	450	485,347
Vodafone Group PLC (United Kingdom)
7.75%	02/15/10	A3	950	1,004,080

				24,127,509

Tobacco — 0.1%
Altria Group, Inc.
7.65%	07/01/08	Baa2	765	791,176
7.75%	01/15/27	Baa2	370	415,169
Reynolds American, Inc.(k)
7.625%	06/01/16	Ba2	2,000	1,955,000

				3,161,345

Mortgage Backed Securities — 12.3%
Federal Home Loan Mortgage Corp.
4.50%	02/01/19-07/01/20		9,261	8,751,149
5.00%	07/01/18-05/01/34		16,797	16,061,749
5.262%	12/01/35		4,743	4,623,216
5.50%	12/01/33-01/01/34		13,767	13,266,107
6.00%	03/01/32-12/01/33		4,084	4,040,009
6.50%	12/01/14-09/01/16		1,053	1,064,280
7.00%	08/01/31-09/01/33		7,683	7,874,025
5.00%	TBA		4,000	3,735,000
5.50%	TBA		9,000	8,642,808
6.00%	TBA		7,000	6,890,625
Federal National Mortgage Association
4.00%	06/01/19		3,166	2,924,637
4.50%	11/01/18-01/01/35		20,384	19,072,847
4.981%	07/01/33		1,519	1,513,836

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Mortgage Backed Securities (cont’d.)
5.00%	01/01/19-07/01/33		$48,875	$46,035,547
5.50%	03/01/16-10/01/35		66,526	64,210,237
6.00%	04/01/13-02/01/35		32,480	32,102,291
6.50%	07/01/17-09/01/34		7,776	7,838,800
7.00%	08/01/11-06/01/32		2,114	2,165,751
7.50%	05/01/12-05/01/32		1,694	1,749,943
5.00%	TBA		4,000	3,851,248
5.00%	TBA		9,000	8,412,192
5.50%	TBA		4,500	4,415,625
5.50%	TBA		21,000	20,166,552
6.00%	TBA		4,500	4,428,279
6.50%	TBA		1,000	1,005,000
Government National Mortgage Association
5.50%	08/15/33-03/15/34		2,533	2,457,572
6.00%	04/15/33-06/20/34		3,720	3,689,944
6.50%	2/15/24-06/15/35		8,356	8,468,376
7.00%	09/15/31		268	276,981
8.00%	01/15/24-04/15/25		236	249,199
5.50%	TBA		14,500	14,051,398
6.50%	TBA		1,000	1,012,188

				325,047,411

U.S. Government Agency Obligations — 3.1%
Federal Farm Credit Bank
4.125%	07/17/09		1,230	1,185,561
5.375%	07/18/11		3,575	3,557,329
Federal Home Loan Bank
4.25%	04/16/07		15,950	15,791,489
5.125%	06/18/08		16,105	16,002,154
5.375%	07/17/09		3,945	3,940,151
5.625%	06/13/16		2,710	2,676,626
Federal Home Loan Mortgage Corp.
4.75%	01/18/11		180	174,666
4.90%	11/03/08		7,630	7,510,827
5.25%	05/21/09		7,400	7,364,088
5.40%	02/28/11		6,040	5,977,867
5.75%	06/27/16		3,020	3,020,039
Federal National Mortgage Association
4.25%	07/27/07		6,485	6,400,176
4.50%	02/15/11		5,580	5,365,310
5.125%	04/15/11		2,120	2,088,043
5.375%	07/15/16		160	157,850
Tennessee Valley Authority, Series B
5.88%	04/01/36		1,305	1,352,168

				82,564,344

U.S. Treasury Securities — 3.9%
United States Treasury Bonds
4.50%	02/15/36		3,844	3,446,688
5.375%	02/15/31		2,094	2,130,155
6.00%	02/15/26		250	270,801
8.125%	05/15/21-08/15/21		5,005	6,446,391
United States Treasury Inflation Index
0.875%	04/15/10		4,527	4,270,538
1.625%	01/15/15		3,100	2,889,754

SEE NOTES TO FINANCIAL STATEMENTS.

B17

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
U.S. Treasury Securities (cont’d.)
1.875%	07/15/13-07/15/15		$6,011	$5,743,521
2.00%	01/15/14-01/15/26		10,777	10,291,174
2.375%	04/15/11-01/15/25		5,798	5,682,671
3.00%	07/15/12		3,549	3,655,132
3.375%	01/15/12-04/15/32		1,888	2,089,409
3.50%	01/15/11		1,909	1,996,376
3.625%	01/15/08-04/15/28		5,399	5,946,328
3.875%	01/15/09-04/15/29		14,194	15,334,341
4.25%	01/15/10		1,819	1,932,256
United States Treasury Notes
4.875%	04/30/08-05/31/11		17,230	17,054,926
United States Treasury Strips
Zero	02/15/19-11/15/26		27,630	12,773,719

				101,954,180

TOTAL LONG-TERM BONDS (cost $993,611,649)				962,794,386

TOTAL LONG-TERM INVESTMENTS (cost $2,163,049,233)				2,392,631,944

	Shares
SHORT-TERM INVESTMENTS — 17.2%
Affiliated Mutual Funds — 17.1%
Dryden Core Investment Fund — Dryden Short Term Bond Series(j)	9,027,908	90,369,364
Dryden Core Investment Fund — Taxable Money Market Series (Includes $182,177,266 of cash collateral received for securities on loan)(i)(j)	363,458,986	363,458,986

TOTAL MUTUAL FUNDS (cost $453,760,772)		453,828,350

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Government Agency Obligations — 0.1%
United States Treasury Bills(c)(g)
4.85%	09/21/06	$3,200	$3,165,984
5.13%	09/14/06	500	495,195

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,659,820)			3,661,179

		Contracts
OUTSTANDING OPTIONS PURCHASED
Call Options
90 day Euro Future, expiring 09/18/06 @ $95.25 (cost $71,880)		62	388

TOTAL SHORT-TERM INVESTMENTS (cost $457,492,472)			457,489,917

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 107.6% (cost $2,620,541,705)			2,850,121,861

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro Future expiring 9/18/06 @ $95.75 (premium received $32,695)		62	(388)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 107.6% (cost $2,620,509,010)			2,850,121,473

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (7.6%)			(202,426,187)

TOTAL NET ASSETS — 100.0%			$2,647,695,286

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
LP	Limited Partnership
TBA	Securities purchased on a forward commitment basis

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $175,510,683; cash collateral of $182,177,266 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates an affiliated security.

(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Indicates variable rate security.

(i)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and Dryden Core Investment Fund — Short-Term Bond Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B18

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

(k)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(l)	Other liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures as follows:

Open	futures contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation/ (Depreciation)
Long Positions:
135	Eurodollar Futures	Sep. 06	$31,918,433	$31,866,750	$(51,683)
89	U.S. Treasury Long Bonds	Sep. 06	9,482,470	9,492,406	9,936
160	S&P 500 Index	Sep. 06	50,853,512	51,176,000	322,488
118	U.S. Treasury 10 Yr Notes	Sep. 06	12,432,680	12,373,406	(59,274)

					221,467
Short Positions:
8	U.S. Treasury 2 Yr Notes	Sep. 06	1,625,736	1,622,250	3,486
54	U.S. Treasury 5 Yr Notes	Sep. 06	5,622,687	5,583,938	38,749

					42,235

					$263,702

This industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Affiliated Mutual Funds (including 6.9% of collateral received for securities on loan)	17.1%
Mortgage Backed Securities	12.3
Drugs & Medical Supplies	5.5
Financial Services	4.8
Banks & Savings & Loans	4.1
Commercial Mortgage Backed Securities	4.1
Oil & Gas	4.0
U.S. Treasury Securities	3.9
U.S. Government Agency Obligations	3.2
Insurance	2.9
Telecommunications	2.7
Computer Services	2.3
Industrial Conglomerates	2.1
Utilities – Electric & Gas	1.9
Food & Beverage	1.8
Aerospace & Defense	1.7
Asset Backed Securities	1.7
Electronics	1.7
Computers & Peripherals	1.6
Media	1.5
Communications Equipment	1.4
Food & Staples Retailing	1.4
Retail	1.4
Chemicals	1.3
Household Products & Personal Care	1.2
Oil & Gas Exploration Services	1.1
Electric	0.9
Health Care & Pharmaceutical	0.9
Tobacco	0.9
Internet Services	0.8
Machinery	0.8
Banking	0.7
Hospital/Hospital Management	0.7
Leisure	0.7
Real Estate Investment Trusts	0.7
Air Freight & Couriers	0.6
Collateralized Mortgage Obligations	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

B19

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Metals & Mining	0.6%
Railroads	0.6
Capital Goods	0.5
Foods	0.5
Oil & Gas Exploration & Production	0.5
Technology	0.5
Autos – Cars & Trucks	0.4
Brokerage	0.4
Commercial Services & Supplies	0.4
Construction	0.4
Household Durables	0.4
Non Captive Finance	0.4
Restaurants	0.4
Sovereign	0.4
Cable	0.3
Energy – Other	0.3
Media & Entertainment	0.3
Pipelines & Other	0.3
Retailers	0.3
Semiconductors & Semiconductor Equipment	0.3
Airlines	0.2
Apparel	0.2
Foreign Government Bonds	0.2
Gaming	0.2
Lodging	0.2
Paper & Forest Products	0.2
Automotive	0.1
Building Materials & Construction	0.1
Consumer	0.1
Containers	0.1
Distribution/Wholesaler	0.1
Diversified Consumer Services	0.1
Energy – Integrated	0.1
Structured Notes	0.1
Metals	0.1
Miscellaneous Basic Industry	0.1
Motorcycles	0.1
Paper	0.1

107.6
Other liabilities in excess of other assets	(7.6)

100%

SEE NOTES TO FINANCIAL STATEMENTS.

B20

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 100.3% LONG-TERM BONDS	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Aerospace/Defense — 0.7%
BAE Systems Holdings, Inc., 144A(h)	Baa2	5.20%	08/15/15		$6,850	$6,378,234
Raytheon Co.	Baa2	4.50%	11/15/07		335	328,888
Raytheon Co.	Baa2	8.30%	03/01/10		725	782,748

						7,489,870

Airlines — 0.2%
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa3	6.703%	06/15/21		4	3,698
Southwest Airlines Co.	Baa1	5.25%	10/01/14		2,550	2,400,337

						2,404,035

Asset-Backed Securities — 4.7%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)(h)	Baa2	5.699%	02/15/12		1,227	1,229,720
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(g)	Baa2	7.272%	10/25/31		725	726,014
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(g)	AA+(f)	6.223%	10/25/32		990	990,615
Bank One Issuance Trust, Series 2003-C1, Class E1	Baa2	4.54%	09/15/10		2,980	2,924,883
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(g)	A2	7.527%	03/25/33		2,250	2,253,615
Centex Home Equity, Series 2005-A, Class M4(g)	A1	6.122%	01/25/35		2,400	2,423,477
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00%	06/10/15		6,500	6,112,499
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	5.982%	03/25/35		2,670	2,702,376
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(g)	A2	6.831%	08/25/32		537	537,347
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34		2,100	2,063,070
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(g)	Aa2	5.763%	05/25/36		2,575	2,593,882
Home Equity Asset Trust, Series 2005-7, Class 2A4(g)	Aaa	5.702%	01/25/36		1,500	1,506,521
Ixis Real Estate Capital Trust, Series 2006-HE1, Class A4(g)	Aaa	5.622%	03/25/36		3,200	3,205,098
MBNA Master Credit Card Trust, Series 1999-J, Class A	Aaa	7.00%	02/15/12		14,300	14,924,321
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	6.122%	05/25/33		2,187	2,197,773
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(g)	Aa3	6.122%	12/25/34		2,100	2,124,761
Saxon Asset Securities Trust, Series 2002-3, Class M1(g)	Aa2	6.072%	12/25/32		1,930	1,935,377
Structured Asset Securities Corp., Series 2002-HF2, Class M3(g)	AAA(f)	7.322%	07/25/32		1,345	1,346,795
Structured Asset Securities Corp., Series 2005-RMS1, Class A3(g)	AAA(f)	6.222%	02/25/35		1,500	1,508,464

						53,306,608

Automotive — 1.7%
Auburn Hills Trust, Inc.	A3	12.375%	05/01/20		640	903,356
Equus Cayman Finance, Ltd. (Cayman Islands), 144A(h)	Baa3	5.50%	09/12/08		830	817,346
Ford Motor Credit Co.	Ba2	6.625%	06/16/08		3,500	3,331,279
General Motors Acceptance Corp.(a)	Ba1	6.125%	09/15/06		4,090	4,083,959
General Motors Acceptance Corp.	Ba1	6.125%	03/15/07	EUR	3,260	4,173,152
General Motors Acceptance Corp.(a)	Ba1	6.15%	04/05/07		3,710	3,688,304
Hyundai Motor Manufacturing LLC, 144A(h)	Baa3	5.30%	12/19/08		1,820	1,781,056
Johnson Controls Inc.	Baa1	5.50%	01/15/16		300	284,644

						19,063,096

Banking — 2.7%
Chuo Mitsui Trust & Banking Co., Ltd. (Japan), 144A(g)(h)	Baa1	5.506%	12/31/49		3,050	2,781,408
Citigroup, Inc.(a)	Aa2	6.625%	06/15/32		980	1,008,939
HSBC Finance Corp.	Aa3	5.836%	02/15/08		710	711,781
HSBC Finance Corp.	Aa3	5.70%	06/01/11		565	561,319
ICICI Bank, Ltd. (Singapore), 144A(h)	Baa2	5.75%	11/16/10		2,500	2,421,280
Kazkommerts International BV (Netherlands), 144A(a)(h)	Baa1	7.875%	04/07/14		4,150	4,077,375
KBC Bank Funding Trust III, 144A(g)(h)	A2	9.86%	12/31/49		5,000	5,552,600
Mizuho Finance Group (Cayman Islands), MTN, 144A(a)(h)	A2	5.79%	04/15/14		1,880	1,840,541
Resona Bank Ltd., 144A(g)(h)	Baa1	5.85%	09/29/49		2,900	2,698,085
Resona Preferred Global Securities Cayman Ltd. (Cayman Islands) 144A(a)(g)(h)	Baa3	7.191%	12/30/49		3,550	3,560,970
Sumitomo Mitsui Banking Corp., 144A(a)(g)(h)	A2	5.625%	07/15/49		6,380	5,950,090

						31,164,388

SEE NOTES TO FINANCIAL STATEMENTS.

B21

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Brokerage — 0.6%
Goldman Sachs Group Inc.	A1	6.45%	05/01/36		$4,025	$3,856,030
Goldman Sachs Group, Inc.	Aa3	5.35%	01/15/16		2,975	2,809,593

						6,665,623

Building Materials & Construction — 1.2%
American Standard, Inc.(a)	Baa3	7.625%	02/15/10		3,800	3,967,671
Lennar Corp. 144A(h)	Baa2	6.50%	04/15/16		3,050	2,955,679
RPM International, Inc.	Baa3	4.45%	10/15/09		5,150	4,906,081
Ryland Group, Inc.	Baa3	5.375%	06/01/08		1,900	1,871,114

						13,700,545

Cable — 0.6%
AT&T Broadband	Baa2	9.455%	11/15/22		1,550	1,925,870
CSC Holdings, Inc.	B2	7.875%	12/15/07		3,800	3,847,500
TCI Communications, Inc.	Baa2	7.875%	02/15/26		750	807,609

						6,580,979

Capital Goods — 1.4%
Briggs & Stratton Corp.(a)	Ba1	8.875%	03/15/11		3,905	4,217,400
FedEx Corp.	Baa2	7.25%	02/15/11		1,750	1,844,687
Hertz Corp., 144A(h)	B1	8.875%	01/01/14		425	435,625
Rockwell Automation, Inc.	A3	5.20%	01/15/98		6,500	4,973,813
Tyco International Group SA (Luxembourg)	Baa3	6.00%	11/15/13		200	198,139
Tyco International Group SA (Luxembourg)	Baa3	6.75%	02/15/11		805	830,559
Waste Management, Inc.	Baa3	7.125%	10/01/07		1,550	1,571,818
Waste Management, Inc.	Baa3	7.65%	03/15/11		2,100	2,249,329

						16,321,370

Chemicals — 2.7%
Dow Chemical Co.	A3	5.97%	01/15/09		1,490	1,498,839
Dow Chemical Co.	A3	7.375%	11/01/29		845	938,492
Huntsman International LLC	B2	9.875%	03/01/09		2,400	2,496,000
Huntsman International LLC	Ba3	11.625%	10/15/10		2,100	2,320,500
ICI Wilmington, Inc.	Baa3	4.375%	12/01/08		2,040	1,968,735
IMC Global, Inc.(a)	B1	6.875%	07/15/07		2,000	1,995,000
IMC Global, Inc.	Ba3	10.875%	08/01/13		610	678,625
Ineos Group Holdings PLC, 144A(h)	B2	7.875%	02/15/16	EUR	1,600	1,908,343
Lubrizol Corp.	Baa3	4.625%	10/01/09		5,600	5,391,888
Lubrizol Corp.	Baa3	5.875%	12/01/08		550	548,753
Lubrizol Corp.	Baa3	6.50%	10/01/34		1,775	1,697,605
Lyondell Chemical Co.	B1	9.50%	12/15/08		1,768	1,816,620
Monsanto Co.	A-(f)	5.50%	08/15/25		4,560	4,134,132
Union Carbide Chemical & Plastics Co.	Ba2	7.875%	04/01/23		3,058	3,186,882

						30,580,414

Collateralized Mortgage Obligations — 1.1%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19		3,172	3,051,705
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19		634	603,121
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(g)	Aaa	4.17%	02/25/34		4,590	4,463,142
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	Aaa	5.00%	03/25/20		2,157	2,109,010
Washington Mutual, Series 2002-AR15, Class A5(g)	AAA(f)	4.38%	12/25/32		1,789	1,743,900

						11,970,878

Commercial Mortgage-Backed Securities — 9.1%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	5.018%	11/10/42		5,950	5,759,755
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aaa	4.668%	07/10/43		9,400	8,624,696
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42		2,475	2,334,806

SEE NOTES TO FINANCIAL STATEMENTS.

B22

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage-Backed Securities (cont’d)
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(g)	Aaa	5.287%	10/12/42	$3,400	$3,289,488
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2	AAA(f)	7.37%	06/19/29	891	892,975
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3(g)	Aaa	5.721%	06/15/36	2,310	2,284,105
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,125,388
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	11,509,051
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767%	03/12/39	4,969	4,688,278
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4(g)	Aaa	5.472%	01/12/43	3,275	3,149,504
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	9,300	8,753,632
JP Morgan Chase Commercial Mortgage Secutities Corp., Series 2005-LDP4, Class A4(g)	Aaa	4.918%	10/15/42	3,700	3,446,469
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,231,806
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(g)	Aaa	4.799%	12/15/29	4,200	3,912,638
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4(g)	Aaa	5.899%	06/15/38	6,130	6,156,819
Merrill Lynch/Countrywide Commercial Mortgage, Series 2006-2, Class A4(g)	Aaa	5.91%	06/12/46	2,325	2,325,363
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36%	02/23/34	1,154	1,177,539
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B	AAA(f)	7.33%	12/10/32	4,721	4,915,059
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	4,228	4,234,294
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,391,991
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867%	02/15/35	7,330	6,957,524
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608%	12/15/35	4,750	4,518,902
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,421,255

					104,101,337

Electric — 3.5%
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	2,950	2,896,906
CMS Energy Corp.	B1	8.90%	07/15/08	2,570	2,672,800
Consumers Energy Co.	Baa3	5.00%	02/15/12	1,000	945,624
Consumers Energy Co.(a)	Baa3	5.375%	04/15/13	1,000	959,672
Dominion Resources Inc	Baa2	5.15%	07/15/15	875	804,308
Duke Capital LLC	Baa2	4.331%	11/16/06	650	647,156
Edison Mission Energy(a)	B1	7.73%	06/15/09	1,480	1,494,800
Edison Mission Energy, 144A(h)	B1	7.75%	06/15/16	2,200	2,161,500
El Paso Electric Co.	Baa3	6.00%	05/15/35	2,325	2,118,396
Empresa Nacional de Electricidad SA (Chile)	Ba1	8.35%	08/01/13	625	672,849
Energy East Corp.	Baa2	6.75%	06/15/12	750	775,124
Energy East Corp.	Baa2	6.75%	09/15/33	1,150	1,142,905
Enersis SA (Chile)(a)	Ba1	7.375%	01/15/14	3,700	3,745,764
Exelon Corp.	Baa2	4.90%	06/15/15	500	456,548
FirstEnergy Corp.	Baa3	5.50%	11/15/06	1,700	1,697,982
FirstEnergy Corp.	Baa3	7.375%	11/15/31	1,125	1,206,957
Korea East-West Power Co., Ltd. (South Korea), 144A(h)	A1	4.875%	04/21/11	1,700	1,621,220
National Power Corp. (Philippines)	B1	9.625%	05/15/28	2,095	2,221,092
NiSource Finance Corp.	Baa3	5.25%	09/15/17	500	454,871
NiSource Finance Corp.	Baa3	5.45%	09/15/20	3,000	2,707,845
Northern States Power Co.	A2	8.00%	08/28/12	2,800	3,108,568
Oncor Electric Delivery Co.	Baa2	7.00%	09/01/22	300	310,898
Southern California Edison Co.	Baa1	7.625%	01/15/10	1,100	1,159,574
Teco Energy, Inc.	Ba2	7.50%	06/15/10	955	974,100
TXU Corp.	Ba1	4.446%	11/16/06	100	99,402
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,268,932
Xcel Energy, Inc.	Baa1	7.00%	12/01/10	1,850	1,927,030

					40,252,823

SEE NOTES TO FINANCIAL STATEMENTS.

B23

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Integrated — 0.1%
Tosco Corp.	A1	7.25%	01/01/07	$1,500	$1,509,087

Energy – Other — 0.8%
GS Caltex Corp., 144A(h)	Baa1	7.75%	07/25/11	3,250	3,478,563
Halliburton Co.	Baa1	5.50%	10/15/10	625	619,091
Occidental Petroleum Corp.	A3	4.25%	03/15/10	3,250	3,105,947
Talisman Energy, Inc., (Canada)(a)	Baa2	5.125%	05/15/15	2,300	2,142,275

					9,345,876

Foods — 1.1%
Cadbury Schweppes US Finance LLC, 144A(h)	Baa2	3.875%	10/01/08	2,600	2,492,867
HJ Heinz Co., 144A(h)	Baa1	6.428%	12/01/08	3,550	3,606,764
Kraft Foods, Inc.	A3	5.625%	11/01/11	860	847,079
The Kroger Co.	Baa2	6.75%	04/15/12	1,375	1,411,601
Tricon Global Restaurants, Inc.	Baa2	8.875%	04/15/11	1,705	1,898,930
Tyson Foods, Inc.	Baa3	6.60%	04/01/16	1,000	977,463
Tyson Foods, Inc.	Baa3	7.25%	10/01/06	1,250	1,253,746

					12,488,450

Gaming — 0.3%
Harrah’s Operating Co., Inc.	Baa3	5.75%	10/01/17	2,240	2,040,604
Harrah’s Operating Co., Inc.	Baa3	6.50%	06/01/16	1,795	1,749,019
Mandalay Resorts Group(a)	Ba3	9.375%	02/15/10	33	34,733

					3,824,356

Health Care & Pharmaceutical — 2.1%
Cardinal Health, Inc.	Baa2	5.85%	12/15/17	3,130	2,984,380
Coventry Health Care, Inc.	Ba1	6.125%	01/15/15	4,025	3,826,615
HCA, Inc.	Ba2	7.69%	06/15/25	1,100	1,039,488
HCA, Inc.	Ba2	8.36%	04/15/24	2,900	2,902,314
Merck & Co., Inc.	Aa3	5.95%	12/01/28	255	238,191
Teva Pharmaceutical Finance LLC.	Baa2	6.15%	02/01/36	750	673,439
United Healthcare Corp.	A2	5.80%	03/15/36	2,500	2,237,730
Wellpoint, Inc.	Baa1	5.00%	12/15/14	1,310	1,218,421
Wellpoint, Inc.	Baa1	5.85%	01/15/36	3,500	3,127,527
Wyeth	Baa1	6.00%	02/15/36	1,625	1,514,656
Wyeth(b)	Baa1	5.50%	03/15/13	1,250	1,216,908
Wyeth(b)	Baa1	6.45%	02/01/24	2,370	2,374,802

					23,354,471

Insurance — 0.7%
Allstate Corp.	A1	5.55%	05/09/35	995	869,313
Allstate Corp.	A1	5.95%	04/01/36	3,730	3,427,780
American International Group, Inc.	Aa2	4.25%	05/15/13	1,820	1,654,418
American International Group, Inc., 144A(h)	Aa2	5.05%	10/01/15	315	293,865
Everest Reinsurance Holdings, Inc.	A3	5.40%	10/15/14	1,900	1,777,498
XL Capital, Ltd., Class A (Cayman Islands)	A3	5.25%	09/15/14	140	129,089

					8,151,963

Lodging — 0.9%
Carnival Corp. (Panama)	A3	3.75%	11/15/07	3,600	3,497,764
Carnival PLC (United Kingdom)	A3	7.30%	06/01/07	825	834,545
MGM Mirage, Inc., 144A(h)	Ba2	6.875%	04/01/16	3,000	2,801,250
Starwood Hotels & Resorts Worldwide, Inc.	Ba1	7.375%	05/01/07	3,000	3,018,750

					10,152,309

Media & Entertainment — 1.6%
Clear Channel Communications, Inc.	Baa3	8.00%	11/01/08	4,720	4,907,385
Comcast Corp.(a)	Baa2	6.45%	03/15/37	2,970	2,789,676
Thomson Corp. (Canada)	A3	5.75%	02/01/08	2,750	2,745,553
Time Warner, Inc.	Baa2	7.70%	05/01/32	825	896,653

SEE NOTES TO FINANCIAL STATEMENTS.

B24

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Media & Entertainment (cont’d)
Time Warner, Inc.	Baa2	9.15%	02/01/23		$975	$1,156,226
Viacom, Inc., 144A(h)	Baa3	5.75%	04/30/11		1,300	1,276,883
Viacom, Inc., 144A(h)	Baa3	6.25%	04/30/16		4,100	3,980,071
Viacom, Inc.	Baa3	7.875%	07/30/30		425	446,021

						18,198,468

Metals — 0.8%
Arch Western Finance LLC, Sr. Notes	Ba3	6.75%	07/01/13		3,000	2,872,500
Noranda, Inc.	Baa3	6.20%	06/15/35		2,150	1,901,851
Oregon Steel Mills, Inc.	Ba3	10.00%	07/15/09		3,065	3,218,250
Southern Copper Corp. 144A(h)	Baa2	7.50%	07/27/35		1,600	1,527,568

						9,520,169

Non-Captive Finance — 2.5%
Alfa Diversified Payment Rights Finance Co., 144A(g)(h)	Baa3	6.53%	03/15/11		3,624	3,617,001
Berkshire Hathaway Finance Corp.	Aaa	4.75%	05/15/12		3,400	3,219,324
General Electric Capital Australia Funding	Aaa	6.00%	04/15/15	AUD	4,440	3,187,805
General Electric Capital Corp.(a)	Aaa	4.875%	10/21/10		11,200	10,878,873
HSBC Finance Corp.(a)	Aa3	5.00%	06/30/15		2,855	2,634,657
Residential Capital Corp.	Baa3	6.50%	04/17/13		3,500	3,434,711
Residential Capital Corp.	Baa3	6.875%	06/30/15		1,550	1,543,320

						28,515,691

Non-Corporate Foreign Agency — 1.2%
Gazprom OAO (Russia)	BB+(f)	10.50%	10/21/09		1,685	1,883,493
Pemex Project Funding Master Trust (Mexico)	Baa1	8.85%	09/15/07		4,450	4,590,175
Petronas Capital, Ltd. (Malaysia), 144A(h)	A1	7.00%	05/22/12		7,300	7,652,758

						14,126,426

Non-Corporate Sovereign — 7.5%
Australian Government (Australia)	Aaa	6.25%	04/15/15	AUD	2,835	2,174,587
Canadian Treasury Bill (Canada)	Aaa	Zero%	02/22/07	CAD	3,600	3,134,802
Deutsche Bundesrepublik (Denmark)	Aaa	4.00%	01/04/37	EUR	5,075	6,151,822
Federal Republic of Argentina (Argentina)	B3	3.00%	04/30/13		2,468	1,759,328
Federal Republic of Brazil (Brazil)(a)	Ba3	9.25%	10/22/10		5,325	5,870,813
Federal Republic of Brazil (Brazil)(a)	Ba3	12.50%	01/05/16	BRL	4,750	2,149,222
Government of Hungary (Hungary)	A1	8.00%	02/12/15	HUF	2,893,570	13,001,861
Republic of Panama (Panama)	Ba1	9.375%	07/23/12		1,295	1,443,925
Republic of Panama (Panama)(g)	Ba1	5.562%	07/17/14		2,008	2,008,433
Republic of Peru (Peru)(g)	Ba3	5.00%	03/07/17		2,336	2,232,269
Republic of Poland (Poland)	A2	6.25%	10/24/15	PLN	36,085	11,796,337
Republic of South Africa (South Africa)	A2	13.50%	09/15/15	ZAR	10,700	1,942,878
Republic of Uruguay (Uruguay)	B3	7.25%	02/15/11		660	658,350
Russian Government International Bond (Russia), 144A(h)	Baa2	8.25%	03/31/10		2,356	2,446,850
South African Government Bond	A2	13.00%	08/31/10	ZAR	21,990	3,532,753
Swedish Government Bond (Sweden)	Aaa	6.75%	05/05/14	SEK	58,795	9,675,328
United Mexican States (Mexico)	Baa1	8.375%	01/14/11		8,000	8,720,000
United Mexican States (Mexico)	Baa1	9.00%	12/20/12	MXP	77,200	6,877,122

						85,576,680

Paper — 0.4%
Jefferson Smurfit Corp.	B2	8.25%	10/01/12		48	45,000
Stora Enso Oyj (Finland), 144A(h)	Baa2	7.25%	04/15/36		4,000	3,904,592
Weyerhaeuser Co.	Baa2	7.375%	03/15/32		460	465,713

						4,415,305

Pipelines & Other — 1.3%
Atmos Energy Corp.(e)	Baa3	4.00%	10/15/09		5,300	4,999,008
Enterprise Products Operating LP	Baa3	4.00%	10/15/07		4,000	3,891,916
Oneok, Inc.	Baa2	5.51%	02/16/08		6,000	5,961,126

						14,852,050

SEE NOTES TO FINANCIAL STATEMENTS.

B25

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Investment Trusts — 0.3%
Equity One, Inc.	Baa3	3.875%	04/15/09	$1,450	$1,369,603
Post Apartment Homes LP	Baa3	5.45%	06/01/12	2,300	2,189,419

					3,559,022

Retailers — 1.4%
Home Depot, Inc.	Aa3	5.20%	03/01/11	5,040	4,948,086
May Department Stores Co.	Baa1	6.65%	07/15/24	900	881,503
May Department Stores Co.(a)	Baa1	6.70%	07/15/34	1,215	1,186,482
The Gap, Inc.	Baa3	6.90%	09/15/07	8,875	8,929,385

					15,945,456

Structured Notes — 1.9%
Dow Jones CDX HY, 144A(a)(h)	B3	8.625%	06/29/11	3,800	3,728,750
Dow Jones CDX HY, 144A(a)(h)	B3	8.25%	12/29/10	8,500	8,452,188
Preferred Term Securities X, Class A-1, 144A(g)(h)(i)	Aaa	5.68%	07/03/33	3,900	3,929,250
Trains HY-1 2006 144A(a)(h)	B1	7.548%	05/01/16	5,250	5,145,000

					21,255,188

Technology — 2.0%
Certegy, Inc.	Ba1	4.75%	09/15/08	1,900	1,770,620
Equifax, Inc.	Baa1	4.95%	11/01/07	1,340	1,319,954
First Data Corp.(a)	A2	4.95%	06/15/15	2,225	2,063,594
International Business Machines Corp.	A1	8.375%	11/01/19	575	693,628
Jabil Circuit, Inc.	Baa3	5.875%	07/15/10	2,000	1,983,408
Motorola, Inc.	Baa2	4.608%	11/16/07	2,870	2,828,695
Motorola, Inc.	Baa2	7.625%	11/15/10	146	156,348
Seagate Technology International	Ba2	8.00%	05/15/09	1,030	1,055,750
Sun Microsystems, Inc.	Ba1	7.50%	08/15/06	5,835	5,849,035
SunGard Data Systems, Inc.	B2	3.75%	01/15/09	720	666,900
Xerox Corp.	Ba2	6.40%	03/15/16	4,450	4,199,688

					22,587,620

Telecommunications — 5.9%
ALLTEL LP, 144A(h)	A2	8.00%	08/15/10	1,550	1,660,672
AT&T Corp.(a)	A2	4.125%	09/15/09	4,150	3,942,737
AT&T Corp.	A2	8.00%	11/15/31	2,475	2,841,555
AT&T Wireless Services, Inc.	Baa2	8.75%	03/01/31	2,375	2,911,807
BellSouth Corp.	A2	4.20%	09/15/09	2,750	2,621,729
Citizens Communications Co.	Ba3	7.625%	08/15/08	903	923,318
Embarq Corp.(a)	Baa3	7.082%	06/01/16	5,600	5,569,239
Intelsat Bermuda Ltd. (Bermuda),144A(h)	B2	9.25%	06/15/16	2,300	2,374,750
LCI International, Inc.	NR	7.25%	06/15/07	6,675	6,658,312
New Cingular Wireless Services, Inc.	Baa2	8.125%	05/01/12	1,810	1,991,789
Sprint Capital Corp.	Baa2	4.78%	08/17/06	6,665	6,657,358
Sprint Capital Corp.	Baa2	8.75%	03/15/32	2,215	2,671,073
Telecom de Puerto Rico (Puerto Rico)	Baa1	6.80%	05/15/09	4,365	4,428,659
Telecom Italia Capital (Luxembourg)	Baa2	4.95%	09/30/14	605	541,630
Telecom Italia Capital (Luxembourg)	Baa2	5.25%	10/01/15	1,355	1,226,446
Telefonica Emisiones SAU	Baa1	6.421%	06/20/16	5,500	5,488,588
TELUS Corp. (Canada)	Baa2	7.50%	06/01/07	6,250	6,341,469
TELUS Corp. (Canada)	Baa2	8.00%	06/01/11	150	162,435
Verizon Wireless Capital, Inc.	A2	5.375%	12/15/06	5,900	5,893,498
Windstream Corp. 144A(h)	Ba3	8.625%	08/01/16	2,450	2,505,125

					67,412,189

Tobacco — 0.7%
Altria Group, Inc.	Baa2	7.65%	07/01/08	1,100	1,137,639
Altria Group, Inc.	Baa2	7.75%	01/15/27	980	1,099,637
RJ Reynolds Tobacco Holdings, Inc. 144A(h)	Ba2	6.50%	07/15/10	4,000	3,870,000
RJ Reynolds Tobacco Holdings, Inc. 144A(h)	Ba2	7.625%	06/01/16	2,250	2,199,375

					8,306,651

SEE NOTES TO FINANCIAL STATEMENTS.

B26

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal National Mortgage Association	Aaa	6.625%	11/15/30	$170	$192,508
Tennessee Valley Authority	Aaa	5.88%	04/01/36	1,315	1,362,530

					1,555,038

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 34.1%
Federal Home Loan Mortgage Corp.	Aaa	4.50%	02/01/19-07/01/19	18,687	17,666,105
Federal Home Loan Mortgage Corp.	Aaa	5.00%	07/01/19-05/01/34	9,353	8,919,813
Federal Home Loan Mortgage Corp.	Aaa	5.00%	TBA	8,500	7,936,875
Federal Home Loan Mortgage Corp.	Aaa	5.50%	10/01/33-06/01/34	6,852	6,609,464
Federal Home Loan Mortgage Corp.	Aaa	5.50%	TBA	12,000	11,767,500
Federal Home Loan Mortgage Corp.	Aaa	6.00%	11/01/33-06/01/34	7,644	7,544,754
Federal Home Loan Mortgage Corp.	Aaa	6.00%	TBA	2,500	2,460,937
Federal Home Loan Mortgage Corp.	Aaa	6.50%	08/01/32	3,670	3,705,569
Federal Home Loan Mortgage Corp.	Aaa	7.00%	10/01/32-11/01/33	7,621	7,810,413
Federal National Mortgage Association	Aaa	4.00%	06/01/19	8,746	8,079,653
Federal National Mortgage Association	Aaa	4.50%	06/01/18-02/01/35	36,299	34,101,614
Federal National Mortgage Association	Aaa	5.00%	01/01/19-03/01/34	51,780	48,829,350
Federal National Mortgage Association	Aaa	5.00%	TBA	11,000	10,590,932
Federal National Mortgage Association	Aaa	5.00%	TBA	7,000	6,542,816
Federal National Mortgage Association(g)	Aaa	5.278%	01/01/36	4,250	4,146,486
Federal National Mortgage Association	Aaa	5.50%	12/01/16-09/01/34	79,901	77,287,917
Federal National Mortgage Association	Aaa	5.50%	TBA	44,000	42,253,728
Federal National Mortgage Association	Aaa	6.00%	09/01/17-02/01/35	23,834	23,580,838
Federal National Mortgage Association	Aaa	6.00%	TBA	12,000	11,808,744
Federal National Mortgage Association	Aaa	6.50%	11/01/09-11/01/33	8,839	8,932,171
Federal National Mortgage Association	Aaa	7.00%	05/01/32-06/01/32	752	770,520
Federal National Mortgage Association	Aaa	9.00%	10/01/16-09/01/21	30	31,020
Government National Mortgage Association	Aaa	5.50%	05/15/33-06/20/35	11,756	11,372,179
Government National Mortgage Association	Aaa	5.50%	TBA	8,000	7,752,496
Government National Mortgage Association	Aaa	6.00%	12/15/32-11/15/34	12,606	12,507,867
Government National Mortgage Association	Aaa	6.50%	09/15/32-11/15/33	6,836	6,926,265
Government National Mortgage Association	Aaa	7.50%	10/15/25-02/15/26	222	232,288

					390,168,314

U.S. GOVERNMENT TREASURY SECURITIES — 2.4%
United States Treasury Inflation Bonds	Aaa	3.875%	01/15/09	18,541	19,204,768
United States Treasury Bonds(a)	Aaa	5.375%	02/15/31	620	630,705
United States Treasury Notes(e)	Aaa	4.875%	05/31/11	3,235	3,202,145
United States Treasury Notes(e)	Aaa	5.125%	05/15/16	2,010	2,007,644
United States Treasury Bonds(e)	Aaa	8.00%	11/15/21	2,020	2,583,390

					27,628,652

TOTAL LONG-TERM BONDS (cost $1,177,814,090)					1,146,051,397

SHORT-TERM INVESTMENTS — 13.5%				Shares
Affiliated Mutual Funds — 13.5%
Dryden Core Investment Fund — Dryden Short-Term Bond Series(d)				7,293,902	73,011,956
Dryden Core Investment Fund — Taxable Money Market Series (includes $67,462,845 of cash collateral received for securities on loan)(Note 4)(c)(d)				81,481,127	81,481,127

TOTAL MUTUAL FUNDS (cost $154,429,780)					154,493,083

SEE NOTES TO FINANCIAL STATEMENTS.

B27

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM BONDS (Continued)				Contracts	Value (Note 2)
OUTSTANDING OPTIONS PURCHASED
Call Options
90 Day Euro, expiring 9/18/06 @ $95.25 (cost $149,474)				129	$806

TOTAL SHORT-TERM INVESTMENTS (cost $154,579,254)					154,493,889

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 113.8% (cost $1,332,393,344)					1,300,545,286

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro, expiring 9/18/06 @ $95.75 (premium received $68,013)				(129)	(806)

SECURITIES SOLD SHORT — (1.4)%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Mortgage-Backed Securities
Federal National Mortgage Association (proceeds $15,700,313)	Aaa	4.50%	TBA	$16,500	(15,592,500)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 112.4% (cost $1,316,624,441)					1,284,951,980

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (12.4%)					(141,581,231)

TOTAL NET ASSETS — 100.0%					$1,143,370,749

The following abbreviations are used in portfolio descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Dollar
HUF	Hungarian Forint
PLN	Polish Zloty
NR	Not Rated by Moody’s or Standard & Poor’s
MTN	Medium Term Note
MXP	Mexican Peso
SEK	Swedish Krona
TBA	Securities purchased on a forward commitment basis
ZAR	South African Rand

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $66,176,073; cash collateral of $67,462,845 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poors rating.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Dryden Short-Term Bond Series.

(e)	Security segregated as collateral for future contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2006.

(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(i)	Indicates a security that has been deemed illiquid.

SEE NOTES TO FINANCIAL STATEMENTS.

B28

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

(j)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts and credit default swaps as follows:

Open future contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation/ (Depreciation)
Long Positions:
295	Eurodollar Futures	Sep 2006	$69,747,676	$69,634,750	$(112,926)
72	Euro Yen Futures	Mar 2007	15,598,642	15,591,926	(6,716)
153	Euro BOBL Futures	Sep 2006	21,468,574	21,352,250	(116,324)
90	U.S. Treasury 5 Yr. Note	Sep 2006	9,361,669	9,306,562	(55,107)
315	U.S. Treasury 30 Yr. Note	Sep 2006	33,705,313	33,596,719	(108,594)

					(399,667)
Short Positions:
21	Euro Bond Futures	Sep 2006	3,138,412	3,097,502	40,910
393	U.S. Treasury 10 Yr. Notes	Sep 2006	41,410,988	41,209,734	201,254
382	U.S. Treasury 2 Yr. Notes	Sep 2006	77,593,045	77,462,437	130,608

					372,772

					$(26,895)

Forward foreign currency exchange contracts outstanding at June 30, 2006:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Euro Dollar expiring 07/25/06	$71,579	$71,644	$65
Mexican Peso expiring 07/13/06	2,419,251	2,434,048	14,797
New Zealand Dollar expiring 07/19/06	2,786,566	2,793,163	6,597

	5,277,396	5,298,855	21,459

Sold:
Australian Dollar expiring 07/19/2006	5,431,100	5,454,835	(23,735)
Canadian Dollar expiring 07/13/06	3,009,387	2,983,306	26,081
Euro Dollar expiring 07/05/06	71,480	71,537	(57)
expiring 07/25/06	12,524,890	12,668,716	(143,826)
Hungarian Forint expiring 07/24/06	14,025,197	13,952,096	73,101
Mexican Peso expiring 07/13/06	8,514,329	8,552,901	(38,572)
New Zealand Dollar expiring 07/19/06	2,858,529	2,793,163	65,366
Polish Zloty expiring 07/24/06	12,093,319	12,310,272	(216,953)
Swedish Krona expiring 07/24/06	6,773,240	6,895,838	(122,598)
expiring 07/24/06	1,417,900	1,447,494	(29,594)
South African Rand expiring 07/26/06	5,708,365	5,812,909	(104,544)

	72,427,738	72,943,067	(515,331)

			$(493,872)

SEE NOTES TO FINANCIAL STATEMENTS.

B29

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Credit default swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	09/20/2015	$4,000	0.57%	Dow Chemical Co. (The), 6.00%, due 10/1/12	$63,450
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	5,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	209,447
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	1,855	0.75%	RPM International, Inc., 6.25%, due 12/15/13	(17,535)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	3,295	0.60%	RPM International, Inc., 6.25%, due 12/15/13	(15,286)
Morgan Stanley Capital Services, Inc.(a)	06/20/2009	4,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	61,377

					$301,453

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

U.S. Government Mortgage – Backed Securities	34.1%
Affiliated Mutual Funds (including 5.9% of collateral received for securities on loan)	13.5
Commercial Mortgage Backed Securities	9.1
Non-Corporate Sovereign	7.5
Telecommunications	5.9
Asset Backed Securities	4.7
Electric	3.5
Banking	2.7
Chemicals	2.7
Non-Captive Finance	2.5
U.S. Government Treasury Securities	2.4
Health Care & Pharmaceutical	2.1
Technology	2.0
Structured Notes	1.9
Automotive	1.7
Media & Entertainment	1.6
Capital Goods	1.4
Retailers	1.4
Pipelines & Other	1.3
Building Materials & Construction	1.2
Non-Corporate Foreign Agency	1.2
Foods	1.1
Collateralized Mortgage Obligations	1.1
Lodging	0.9
Energy – Other	0.8
Metals	0.8
Aerospace/Defense	0.7
Insurance	0.7
Tobacco	0.7
Brokerage	0.6
Cable	0.6
Paper	0.4
Gaming	0.3
Real Estate Investment Trusts	0.3
Airlines	0.2
Energy – Integrated	0.1
U.S. Government Agency Obligations	0.1

113.8
Securities Sold Short	(1.4)
Other liabilities in excess of other assets	(12.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B30

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 4.0%
Boeing Co.	750,157	$61,445,360
Honeywell International, Inc.	1,058,700	42,665,610
Lockheed Martin Corp.	1,326	95,127
Orbital Sciences Corp.(a)*	591,300	9,543,582
Raytheon Co.	542,265	24,168,751
United Technologies Corp.	400,700	25,412,394

		163,330,824

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)	1,735	142,843

Beverages — 1.9%
PepsiCo, Inc.	1,322,223	79,386,269

Biotechnology — 3.0%
Amgen, Inc.*	969,667	63,251,379
Genentech, Inc.(a)*	361,413	29,563,583
Gilead Sciences, Inc.*	536,552	31,742,416

		124,557,378

Building & Construction
Arkema ADR (France)	70	2,731

Building Materials — 0.9%
Masco Corp.(a)	1,221,862	36,215,990

Building Products — 0.8%
American Standard Cos., Inc.	712,900	30,847,183

Capital Markets — 5.7%
Bank of New York Co., Inc. (The)	961,900	30,973,180
Goldman Sachs Group, Inc.(a)	402,412	60,534,837
Mellon Financial Corp.	16,538	569,403
Merrill Lynch & Co., Inc.	1,097,849	76,366,377
Schwab, (Charles) Corp.	1,388,600	22,189,828
UBS AG	380,000	41,686,000

		232,319,625

Chemicals — 1.9%
Air Products & Chemicals, Inc.	900	57,528
E.I. Du Pont de Nemours & Co.(a)	1,348,414	56,094,023
Ecolab, Inc.	537,428	21,808,828

		77,960,379

Clothing & Apparel
Cintas Corp.	844	33,557

Commercial Banks — 1.6%
Royal Bank of Scotland Group PLC (United Kingdom)	525,055	17,263,306
Wachovia Corp.	1,400	75,712
Wells Fargo & Co.	730,257	48,985,639

		66,324,657

Commercial Services & Supplies — 0.8%
Accenture Ltd. (Class A Stock)*	2,802	79,353
Waste Management, Inc.	883,600	31,703,568

		31,782,921

Communication Equipment — 4.4%
Cisco Systems, Inc.*	2,962,889	57,865,222
Corning, Inc.(a)*	1,099,875	26,605,976
Motorola, Inc.(a)	1,376,062	27,727,649

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Communication Equipment (cont’d.)
Nokia Corp., ADR (Finland)	7,542	$152,801
Nortel Networks Corp. (Canada)*	19,265	43,154
QUALCOMM, Inc.	1,663,360	66,650,835

		179,045,637

Computers & Peripherals — 0.7%
Apple Computer, Inc.*	467,100	26,680,752
Dell, Inc.*	10,365	253,009
EMC Corp.*	8,140	89,296
Sun Microsystems, Inc.	5,400	22,410

		27,045,467

Conglomerates
Cooper Industries Ltd. (Bermuda) (Class A Stock)*	410	38,097

Construction — 0.5%
Toll Brothers, Inc.*	844,400	21,591,308

Consumer Finance — 1.6%
American Express Co.	1,224,046	65,143,728

Consumer Products & Services — 0.4%
Fortune Brands, Inc.	246,700	17,518,167

Diversified — 0.5%
Textron, Inc.	205,985	18,987,697

Diversified Financial Services — 6.0%
Bank of America Corp.	1,312,848	63,147,989
Capital One Financial Corp.(a)	285,175	24,368,203
Citigroup, Inc.(a)	707,604	34,134,817
Freddie Mac	622,990	35,516,660
JP Morgan Chase & Co.	1,060,347	44,534,574
KKR Private Equity Investors LLP, RDU, 144A (Netherlands)(c)(d)*	1,142,700	25,025,130
NYSE Group, Inc.(a)*	290,200	19,872,896

		246,600,269

Diversified Telecommunication Services
Verizon Communications, Inc.	6,846	229,273

Electronic Components — 0.9%
Dolby Laboratories, Inc. (Class A Stock)*	684,158	15,940,881
Parker Hannifin Corp.	291,700	22,635,920

		38,576,801

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.*	299,100	9,439,596

Energy Equipment & Services — 1.0%
BJ Services Co.	5,010	186,673
Cameron International Corp.(a)*	6,490	310,027
ENSCO International, Inc.	430,026	19,789,796
GlobalSantaFe Corp.	2,000	115,500
Transocean, Inc.*	272,000	21,847,040

		42,249,036

Financial – Bank & Trust — 1.2%
Golden West Financial Corp.	416,457	30,901,109
Hudson City Bancorp, Inc.(a)	1,386,200	18,478,046
PNC Financial Services Group, Inc.	1,986	139,358

		49,518,513

SEE NOTES TO FINANCIAL STATEMENTS.

B31

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Financial – Brokerage
Ameriprise Financial, Inc.	177	$7,907

Food & Staples Retailing — 3.2%
Kroger Co. (The)	1,516,000	33,139,760
Wal-Mart Stores, Inc.	1,547,392	74,537,873
Whole Foods Market, Inc.	371,700	24,026,688

		131,704,321

Food Products — 2.6%
Cadbury Schweppes PLC, ADR (United Kingdom)(a)	686,800	26,661,576
ConAgra Foods, Inc.(a)	1,232,100	27,241,731
General Mills, Inc.	792	40,915
Kellogg Co.	701,715	33,984,057
McCormick & Co., Inc.	597,323	20,040,187
Sara Lee Corp.	4,000	64,080

		108,032,546

Healthcare Equipment & Supplies — 0.6%
Alcon, Inc.	265,300	26,145,315
Medtronic, Inc.	1,486	69,723
St. Jude Medical, Inc.*	833	27,006

		26,242,044

Healthcare Providers & Services — 1.3%
Caremark Rx, Inc.	263,300	13,130,771
Coventry Health Care, Inc.*	363,423	19,966,459
Tenet Healthcare Corp.*	2,352	16,417
UnitedHealth Group, Inc.	437,347	19,584,399

		52,698,046

Hotels & Motels — 0.5%
Station Casinos, Inc.(a)	277,178	18,870,278

Hotels, Restaurants & Leisure — 1.9%
Marriott International, Inc. (Class A Stock)	722,000	27,522,640
McDonald’s Corp.	790,361	26,556,130
OSI Restaurant Partners, Inc.(a)	746,060	25,813,676

		79,892,446

Household Durables — 0.3%
Newell Rubbermaid, Inc.(a)	534,908	13,816,674

Household Products — 1.3%
Kimberly-Clark Corp.	445,100	27,462,670
Procter & Gamble Co.	486,978	27,075,977

		54,538,647

Independent Power Producers & Energy Traders — 0.8%
TXU Corp.	558,600	33,398,694

Industrial Conglomerates — 2.1%
3M Co.	238,800	19,287,876
General Electric Co.	2,063,363	68,008,444
Tyco International Ltd.	16,708	459,470

		87,755,790

Insurance — 3.9%
AFLAC, Inc.	515,570	23,896,670
Allstate Corp. (The)	2,922	159,921
American International Group, Inc.	628,510	37,113,515
Axis Capital Holdings Ltd.	811,700	23,222,737

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Insurance (cont’d.)
Berkshire Hathaway, Inc. (Class A Stock)*	211	$19,340,049
Chubb Corp.	494,764	24,688,724
Conseco, Inc.	2,165	50,012
Hartford Financial Services Group, Inc.	614	51,944
Loews Corp.	943,200	33,436,440

		161,960,012

Internet Software & Services — 2.1%
eBay, Inc.*	243,100	7,120,399
Google, Inc. (Class A Stock)*	100,000	41,933,000
Oracle Corp.*	10,373	150,305
Yahoo!, Inc.*	1,165,625	38,465,625

		87,669,329

Leisure Equipment & Products
Mattel, Inc.	2,812	46,426

Media — 5.1%
CBS Corp. (Class B Stock)	3,523	95,297
Comcast Corp. (Class A Stock)(a)*	904,100	29,600,234
Comcast Corp. (Special Class A Stock)*	1,045	34,255
EchoStar Communications Corp. (Class A Stock)(a)	590,119	18,181,566
Liberty Global, Inc.*	1,170,220	24,071,425
News Corp. (Class A Stock)	1,752,926	33,621,121
News Corp. (Class B Stock)(a)	1,335,838	26,957,211
Time Warner, Inc.*	1,390,206	24,050,564
Univision Communications, Inc. (Class A Stock)*	1,102	36,917
Viacom, Inc. (Class B Stock)*	576,619	20,666,025
Walt Disney Co.(a)	1,039,100	31,173,000

		208,487,615

Metals & Mining — 3.5%
Barrick Gold Corp. (Canada)	1,950,538	57,735,925
Cia Vale Do Rio Doce, ADR (Brazil)	1,402,700	33,720,908
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	425,000	23,549,250
Phelps Dodge Corp.(a)	326,600	26,833,456

		141,839,539

Multi-Utilities — 1.7%
Sempra Energy	1,507,346	68,554,096

Multiline Retail — 1.3%
Federated Department Stores, Inc.	806,000	29,499,600
J.C. Penney Co., Inc.	1,300	87,763
Kohl’s Corp.*	530	31,334
Staples, Inc.	543,741	13,223,781
Target Corp.	236,513	11,558,390

		54,400,868

Office Electronics — 0.8%
Xerox Corp.*	2,246,100	31,243,251

SEE NOTES TO FINANCIAL STATEMENTS.

B32

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Oil, Gas & Consumable Fuels — 7.8%
Apache Corp.	412,210	$28,133,332
ConocoPhillips	291,786	19,120,737
Exxon Mobil Corp.(a)	772,528	47,394,593
Marathon Oil Corp.	321,300	26,764,290
Nexen, Inc.	842,831	47,653,665
Occidental Petroleum Corp.	306,200	31,400,810
Petroleo Brasileiro SA, ADR (Brazil)	276,100	24,658,491
Suncor Energy, Inc. (Canada)	624,825	50,584,439
Total SA, ADR (France)	655,426	42,943,511

		318,653,868

Pharmaceuticals — 5.0%
Abbott Laboratories	3,655	159,394
Eli Lilly & Co.	1,697	93,793
Johnson & Johnson	2,172	130,146
MedImmune, Inc.*	1,986	53,821
Merck & Co., Inc.	4,000	145,720
Novartis AG, ADR (Switzerland)	902,700	48,673,584
Pfizer, Inc.	798,200	18,733,754
Roche Holdings Ltd., ADR (Switzerland)	442,200	36,476,990
Sanofi-Aventis, ADR (France)	1,144,722	55,747,961
Sepracor, Inc.(a)*	1,200	68,568
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	908,212	28,690,417
Wyeth	400,609	17,791,046

		206,765,194

Retail & Merchandising — 0.7%
Best Buy Co., Inc.	501,800	27,518,712
CVS Corp.	1,060	32,542
TJX Cos., Inc.	1,310	29,947

		27,581,201

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	1,080	34,711
ASML Holding NV (Netherlands)(a)*	940,416	19,015,212
Broadcom Corp., (Class A Stock)*	768,450	23,091,922
Fisher Scientific International, Inc.*(a)	275	20,089
Intel Corp.	4,300	81,485
KLA-Tencor Corp.*	552	22,947
Marvell Technology Group Ltd.*(a)	495,905	21,983,469
Maxim Integrated Products, Inc.(a)	652,900	20,964,619
Texas Instruments, Inc.	1,104,155	33,444,855
Xilinx, Inc.	1,070	24,235

		118,683,544

Software — 4.1%
Adobe Systems, Inc.*	1,571,913	47,723,279
Electronic Arts, Inc.*	323,052	13,904,158
Mercury Interactive Corp.*	922	32,242
Microsoft Corp.	3,184,295	74,194,074

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Software (cont’d.)
SAP AG, ADR (Germany)(a)	579,400	$30,430,088
Symantec Corp.(a)*	13,210	205,283

		166,489,124

Specialty Retail — 1.2%
Bed Bath & Beyond, Inc.*	770	25,541
Home Depot, Inc.	1,090,045	39,012,710
Lowe’s Cos., Inc.	1,492	90,520
Williams-Sonoma, Inc.	307,100	10,456,755

		49,585,526

Supplies — 0.5%
Paychex, Inc.	529,810	20,651,994

Technology
Seagate Technology, Inc.	176	—

Telecommunications — 0.4%
ADC Telecommunications, Inc.	5,100	85,986
Alltel Corp.	272,448	17,390,356
Comverse Technology, Inc.*	24,803	490,355
Embarq Corp.	661	27,094

		17,993,791

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.*	542,600	16,223,740
NIKE, Inc. (Class B Stock)	242,000	19,602,000

		35,825,740

Tobacco — 1.3%
Altria Group, Inc.	724,800	53,222,064

Transportation
Expeditors International Washington, Inc.(a)	566	31,702
FedEx Corp.	250	29,215

		60,917

Wireless Telecommunication Services — 1.4%
Sprint Nextel Corp.	2,974,208	59,454,418

TOTAL LONG-TERM INVESTMENTS (cost $3,492,507,374)		3,995,013,856

SHORT-TERM INVESTMENT — 8.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund —Taxable Money Market Series (cost $367,504,511; includes $286,877,190 of cash collateral for securities on loan) (Note 4)(b)(w)	367,504,511	367,504,511

TOTAL INVESTMENTS — 106.1% (cost $3,860,011,885)		4,362,518,367
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(251,095,934)

NET ASSETS — 100.0%		$4,111,422,433

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
RDU	Restricted Depositary Unit.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $276,715,290; cash collateral of $286,877,190 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.
(d)	As of June 30, 2006, one security representing $25,025,130 and 0.6% of the total market value of the Portfolio was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B33

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Affiliated Money Market Fund (including 7.0% of collateral received for securities on loan)	8.9%
Oil, Gas & Consumable Fuels	7.8
Diversified Financial Services	6.0
Capital Markets	5.7
Media	5.1
Pharmaceuticals	5.0
Communication Equipment	4.4
Software	4.1
Aerospace & Defense	4.0
Insurance	3.9
Metals & Mining	3.5
Food & Staples Retailing	3.2
Biotechnology	3.0
Semiconductors & Semiconductor Equipment	2.9
Food Products	2.6
Industrial Conglomerates	2.1
Internet Software & Services	2.1
Beverages	1.9
Chemicals	1.9
Hotels, Restaurants & Leisure	1.9
Multi-Utilities	1.7
Commercial Banks	1.6
Consumer Finance	1.6
Wireless Telecommunication Services	1.4
Healthcare Providers & Services	1.3
Household Products	1.3
Multiline Retail	1.3
Tobacco	1.3
Financial – Bank & Trust	1.2
Specialty Retail	1.2
Energy Equipment & Services	1.0
Building Materials	0.9
Electronic Components	0.9
Textiles, Apparel & Luxury Goods	0.9
Building Products	0.8
Commercial Services & Supplies	0.8
Independent Power Producers & Energy Traders	0.8
Office Electronics	0.8
Computers & Peripherals	0.7
Retail & Merchandising	0.7
Healthcare Equipment & Supplies	0.6
Construction	0.5
Diversified	0.5
Hotels & Motels	0.5
Supplies	0.5
Consumer Products & Services	0.4
Telecommunications	0.4
Household Durables	0.3
Electronic Equipment & Instruments	0.2

106.1
Liabilities in excess of other assets	(6.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B34

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 90.5%		Value (Note 2)
COMMON STOCKS — 65.4%	Shares

Advertising
Pagesjaunes Groupe SA (France)	1,270	$39,879

Aerospace/Defense — 1.7%
Armor Holdings, Inc.(a)	22,600	1,239,158
European Aeronautic Defence and Space Company (Netherlands)	18,303	525,799
General Dynamics Corp.	47,400	3,102,804
Honeywell International, Inc.	97,900	3,945,370
L-3 Communications Holdings, Inc.	56,400	4,253,688
Lockheed Martin Corp.	287,900	20,653,946
Northrop Grumman Corp.	310,000	19,858,600
Raytheon Co.	122,600	5,464,282
United Technologies Corp.	19,400	1,230,348

		60,273,995

Apparel — 0.6%
Coach, Inc.(a)	425,800	12,731,420
Fossil, Inc.(b)	30,700	552,907
Liz Claiborne, Inc.	84,900	3,146,394
Sega Sammy Holdings, Inc. (Japan)	17,500	648,375
The Berkeley Group Holdings PLC (United Kingdom)	8,224	184,472
The Gap, Inc.	66,100	1,150,140
V.F. Corp.(b)	24,200	1,643,664
Yue Yuen Industrial Holdings (Hong Kong)	12,500	34,363

		20,091,735

Autos – Cars & Trucks — 0.7%
Continental AG (Germany)	6,813	697,308
DaimlerChrysler AG (Germany)	4,178	206,060
Ford Motor Co.(b)	505,900	3,505,887
Harley-Davidson, Inc.	54,100	2,969,549
Hino Motors Limited (Japan)	11,000	64,016
Honda Motor Co., Ltd. (Japan)	35,800	1,135,564
NGK Spark Plug Co., Ltd. (Japan)	7,000	140,685
Nissan Motor Co., Ltd. (Japan)	45,400	495,893
PACCAR, Inc.(b)	139,000	11,450,820
Renault SA (France)	3,003	322,643
Rieter Holding AG (Switzerland)	317	121,868
Toyota Motor Corp. (Japan)	24,400	1,277,141
Volkswagen AG (Germany)	4,897	343,240
Volvo AB (Class “A” Stock) (Sweden)	1,400	67,503
Volvo AB (Class “B” Stock) (Sweden)	1,000	49,189

		22,847,366

Banks & Savings & Loans — 4.1%
ABN Amro Holding NV (Netherlands)	7,715	211,074
Allied Irish Banks PLC (Ireland)	1,492	35,801
Alpha Credit Bank (Greece)	6,594	164,295
AmSouth Bancorporation	29,200	772,340
Australia and New Zealand Banking Group Ltd. (Australia)	21,850	431,736
Banca Intesa S.p.A (Italy)	117,140	686,212
Banca Popolare di Milano (Italy)	2,430	30,972
Banche Popolari Unite Scpa (Italy)	5,055	130,799
Banco Bilbao Vizcaya Argentaria SA (Spain)	40,234	827,498

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Banks & Savings & Loans (cont’d.)
Banco Comercial Portugues SA (Portugal)	176,183	$500,270
Banco Espirito Santo SA (Portugal)	5,035	67,878
Banco Popolare di Verona e Novara Scrl (Italy)	5,671	151,961
Banco Santander Central Hispano SA (Spain)	104,257	1,522,857
Bank of America Corp.	652,282	31,374,763
Barclays PLC (United Kingdom)	85,075	966,744
BB&T Corp.(b)	189,000	7,860,510
BNP Paribas (France)	15,359	1,470,423
Capitalia S.p.A (Italy)	4,414	36,217
Chiba Bank Ltd. (The) (Japan)	8,000	74,799
Comerica, Inc.	176,800	9,191,832
Commonwealth Bank of Australia (Australia)	8,469	279,487
Credit Agricole SA (France)	18,220	693,303
Danske Bank A/S (Denmark)	18,900	719,463
Dexia (Belgium)	14,203	341,527
DNB NOR ASA (Norway)	38,600	479,020
First BanCorp. (Puerto Rico)	83,100	772,830
FirstFed Financial Corp.(b)	33,000	1,903,110
HSBC Holdings PLC (United Kingdom)	156,222	2,748,770
Huntington Bancshares, Inc.	47,500	1,120,050
KeyCorp.	268,200	9,569,376
Lloyds TSB Group PLC (United Kingdom)	53,801	528,787
Mitsubishi Tokyo Financial Group, Inc. (Japan)	33	461,377
Mitsui Trust Holdings, Inc. (Japan)	27,000	324,406
Mizuho Financial Group, Inc. (Japan)	176	1,490,248
National City Corp.	237,900	8,609,601
Popular, Inc. (Puerto Rico)	42,900	823,680
Regions Financial Corp.	90,500	2,997,360
Royal Bank of Scotland Group PLC (United Kingdom)	52,087	1,712,571
Sanpaolo IMI S.p.A. (Italy)	20,597	364,346
Shinsei Bank Ltd. (Japan)	13,000	82,358
Skandinaviska Enskilda Banken (Class “A” Stock) (Sweden)	11,600	276,430
Societe Generale (France)	7,733	1,137,453
Sumitomo Mitsui Financial Group, Inc. (Japan)	51	539,235
SunTrust Banks, Inc.	56,500	4,308,690
Svenska Handelbanken (Class “A” Stock) (Sweden)	11,200	288,686
U.S. Bancorp	639,832	19,758,012
UniCredito Italiano S.p.A. (Italy)	16,456	128,814
United Overseas Bank Ltd. (Singapore)	31,000	305,525
Wachovia Corp.(b)	210,600	11,389,248
Wells Fargo & Co.	152,600	10,236,408

		140,899,152

SEE NOTES TO FINANCIAL STATEMENTS.

B35

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Biotechnology — 0.3%
Biogen Idec, Inc.(a)(b)	163,100	$7,556,423
ImClone Systems, Inc.(b)	26,100	1,008,504

		8,564,927

Building Materials
CRH PLC (Ireland)	1,336	43,438
Italcementi S.p.A (Italy)	2,577	65,197
Orkla ASA (Class “A” Stock) (Norway)	2,950	136,721

		245,356

Capital Goods — 0.2%
Amada Co., Ltd. (Japan)	23,000	241,174
CIE DE Saint-Gobain (France)	7,856	561,696
Geberit AG (Switzerland)	60	69,396
Hitachi Construction Machine (Japan)	5,300	127,591
JS Group Corp. (Japan)	9,600	201,748
Kajima Corp. (Japan)	40,000	183,502
Komatsu Ltd. (Japan)	37,000	735,539
Komori Corp. (Japan)	8,000	170,220
Marubeni Corp. (Japan)	99,000	527,700
Matsushita Electric Works (Japan)	5,000	55,531
Mitsubishi Electronics Corp. (Japan)	12,000	96,155
Nippon Sheet Glass Co., Ltd. (Japan)	33,000	183,397
NTN Corp. (Japan)	29,000	229,334
Obayashi Corp. (Japan)	85,000	584,542
Sandvik AB (Sweden)	2,500	29,093
Sanwa Shutter Corp. (Japan)	6,000	35,337
Schneider Electric SA (France)	3,945	411,237
Shimizu Corp. (Japan)	39,000	218,446
Sumitomo Electric Industries Ltd. (Japan)	15,700	229,930
Tomkins PLC (United Kingdom)	43,587	231,931
Vallourec SA (France)	609	732,206
Wienerberger AG (Austria)	1,379	65,526
Yit Oyj (Finland)	25,500	625,245

		6,546,476

Chemicals — 0.5%
CF Industries Holding, Inc.	37,000	527,620
Clariant AG (Switzerland)	3,379	47,954
Eastman Chemical Co.	25,400	1,371,600
Mitsubishi Chemical Holdings (Japan)	108,500	677,888
Mitsubishi Gas Chemical Co., Inc. (Japan)	8,000	91,716
NOK Corp. (Japan)	2,500	72,527
OM Group, Inc.	52,000	1,604,200
Sumitomo Bakelite Co., Ltd. (Japan)	10,000	93,848
Sumitomo Chemical Co., Ltd. (Japan)	8,000	66,690
The Dow Chemical Co.	362,700	14,156,181

		18,710,224

Commercial Services
Capita Group PLC (United Kingdom)	6,147	52,459
Imperial Tobacco Group PLC (United Kingdom)	6,261	193,236

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Commercial Services (cont’d.)
Randstad Holdings NV (Netherlands)	2,745	$160,944
Societe Generale Surveilla (Switzerland)	215	204,000

		610,639

Communications Equipment
Polycom, Inc.	40,900	896,528

Computers — 1.9%
Dell, Inc.(a)(b)	244,000	5,956,040
Hewlett-Packard Co.	742,665	23,527,627
International Business Machines Corp.	466,400	35,828,848

		65,312,515

Computer Services — 2.4%
Black Box Corp.	16,700	640,111
Cisco Systems, Inc.(a)	610,700	11,926,971
EMC Corp.(a)	324,000	3,554,280
Lexmark International, Inc.(a)	111,000	6,197,130
Microsoft Corp.(b)	2,341,000	54,545,300
MicroStrategy, Inc. (Class “A” Stock)(a)	32,600	3,179,152
Western Digital Corp.	146,100	2,894,241

		82,937,185

Construction — 0.9%
ACS Actividades de Construccion y Servicios SA (Spain)	587	24,484
American Woodmark Corp.	10,200	357,408
Barratt Developments PLC (United Kingdom)	14,680	257,349
Bovis Homes Group PLC (United Kingdom)	10,253	152,249
Daito Trust Construction Co., Ltd. (Japan)	1,600	88,640
Eagle Materials, Inc.	207,800	9,870,499
Fletcher Building Ltd. (New Zealand)	9,932	55,372
George Wimpey PLC (United Kingdom)	17,956	150,997
Granite Construction, Inc.	34,800	1,575,396
Hammerson PLC (United Kingdom)	5,947	130,208
Jones Lang Lasalle, Inc.(b)	39,700	3,475,735
Leopalace21 Corp. (Japan)	4,200	144,967
Martin Marietta Materials, Inc.	94,800	8,641,020
Masco Corp.	120,400	3,568,656
NCI Buildings Systems, Inc.(b)	18,400	978,328
Sumitono Realty & Development (Japan)	11,000	271,059
Taylor Woodrow PLC (United Kingdom)	79,217	489,274
Vulcan Materials Co.(b)	8,400	655,200

		30,886,841

Construction Materials
Holcim, Ltd (Switzerland)	4,535	347,576
Lafarge SA (France)	3,794	476,295

SEE NOTES TO FINANCIAL STATEMENTS.

B36

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Construction Materials (cont’d.)
Sumitomo Osaka Cement Co., Ltd. (Japan)	40,000	$123,034
Taiheiyo Cement Corp. (Japan)	14,000	51,625

		998,530

Consumer
Makita Corp. (Japan)	7,200	227,753

Distribution/Wholesaler — 0.1%
Building Materials Holding Corp.(b)	97,600	2,720,111
Hays PLC (United Kingdom)	18,051	45,063
Itochu Corp. (Japan)	69,000	605,951
Mitsubishi Corp. (Japan)	29,600	591,017
Mitsui & Co., Ltd. (Japan)	6,000	84,726
Sumitomo Corp. (Japan)	28,000	369,207
The Sherwin-Williams Co.	11,500	546,020
United Stationers, Inc.	5,000	246,600

		5,208,695

Diversified Consumer Services
Bright Horizons Family Solutions, Inc.	4,000	150,760
Corinthian Colleges, Inc.	16,600	238,376
ITT Educational Services, Inc.	16,900	1,112,189

		1,501,325

Diversified Financial Services — 0.3%
Credit Suisse Group (Switzerland)	17,803	996,053
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	8,000	51,453
ING Groep NV (Netherlands)	27,412	1,077,435
Moody’s Corp.	80,000	4,356,799
Oko Bank (Finland)	4,500	66,191
Orix Corp. (Japan)	1,120	273,541
Takefuji Corp. (Japan)	1,250	74,493
The Nomura Holdings, Inc. (Japan)	14,100	264,283
UBS AG (Switzerland)	16,442	1,802,158

		8,962,406

Diversified Operations — 2.6%
Cendant Corp.	80,300	1,308,087
Eaton Corp.	42,800	3,227,120
General Electric Co.	1,824,100	60,122,336
Illinois Tool Works, Inc.	53,100	2,522,250
Ingersoll-Rand Co. (Class “A” Stock) (Bermuda)(b)	389,000	16,641,420
Mueller Industries, Inc.	38,100	1,258,443
Tyco International, Ltd. (Bermuda)	171,300	4,710,750

		89,790,406

Drugs & Medical Supplies — 4.9%
Abbott Laboratories	110,000	4,797,100
Amgen, Inc.(a)	382,508	24,950,997
Baxter International, Inc.	388,300	14,273,908
Becton, Dickinson & Co.	234,100	14,310,533
Biosite, Inc.	14,400	657,504
C.R. Bard, Inc.(b)	86,800	6,358,968
Coherent, Inc.	28,000	944,440
Johnson & Johnson	381,098	22,835,392

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Drugs & Medical Supplies (cont’d.)
Laboratory Corp. of America Holdings(a)	5,100	$317,373
Lilly (Eli) & Co.	439,500	24,291,165
Merck & Co., Inc.	673,400	24,531,962
Pfizer, Inc.	1,020,265	23,945,620
PolyMedica Corp.	33,900	1,219,044
Quest Diagnostics, Inc.	78,400	4,697,728

		168,131,734

Electrical Equipment
Belden CDT, Inc.(b)	42,900	1,417,845

Electronic Components
Fujikura Ltd. (Japan)	13,000	143,473
Nitto Denko Corp. (Japan)	800	56,973
Perkin Elmer, Inc.	26,800	560,120

		760,566

Electronics — 1.1%
Agilent Technologies, Inc.(a)	258,100	8,145,636
Analogic Corp.	6,000	279,660
Arrow Electronics, Inc.	11,400	367,080
Cookson Group PLC (United Kingdom)	19,042	184,955
Emerson Electric Co.	179,600	15,052,276
Fanuc Ltd. (Japan)	2,700	242,538
Nikon Corp. (Japan)	13,000	226,966
Rockwell Automation, Inc.	400	28,804
Sharp Corp. (Japan)	3,000	47,396
Siemens AG (Germany)	2,011	175,036
Synopsys, Inc.(a)	178,200	3,344,814
Tech Data Corp.(a)	62,800	2,405,868
Thomas & Betts Corp.(a)	3,300	169,290
Vishay Intertechnology, Inc.	120,900	1,901,757
Waters Corp.(a)	167,300	7,428,120

		40,000,196

Energy — 1.0%
BG Group PLC (United Kingdom)	2,761	36,889
BP PLC (United Kingdom)	162,769	1,897,773
Chesapeake Energy Corp.	435,500	13,173,876
Eni S.p.A (Italy)	37,716	1,110,983
Hess Corp.	126,000	6,659,100
Motor Oil (Hellas) SA (Greece)	1,502	40,036
Neste Oil Oyj (Finland)	11,300	398,043
Nippon Oil Corp. (Japan)	47,000	343,341
Norsk Hydro ASA (Norway)	15,100	400,247
OMV AG (Austria)	2,194	130,630
Questar Corp.	10,600	853,194
Repsol YPF SA (Spain)	30,796	881,934
Royal Dutch Shell PLC (United Kingdom)	39,481	1,328,761
Royal Dutch Shell PLC (Class “B” Stock) (United Kingdom)	47,667	1,666,851
Santos Ltd. (Australia)	11,262	101,263
Sempra Energy	91,973	4,182,932
Statoil ASA (Norway)	11,250	318,981
TGS Nopec Geophysical Co., ASA (Norway)	1,893	33,451

SEE NOTES TO FINANCIAL STATEMENTS.

B37

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Energy (cont’d)
Total SA (France)	12,792	$841,805
Woodside Petroleum Ltd. (Australia)	2,861	93,545
Worley Group Ltd. (Australia)	18,078	270,019

		34,763,654

Energy Equipment & Services — 0.1%
Basic Energy Services, Inc.	18,700	571,659
D/S Torm A/S (Denmark)	1,300	61,970
ENSCO International, Inc.	7,600	349,752
National-Oilwell Varco, Inc.	29,300	1,855,276
Patterson-UTI Energy, Inc.	51,300	1,452,303
Seacor Smit, Inc.(b)	10,700	878,470

		5,169,430

Engineering
Linde AG (Germany)	748	57,672

Financial Services — 6.8%
Accredited Home Lenders Holdings, Co.(b)	37,900	1,811,999
American Express Co.	22,500	1,197,450
AmeriCredit Corp.(a)(b)	157,000	4,383,440
Babcock & Brown Ltd. (Australia)	11,265	181,568
Bear, Stearns & Co., Inc.	25,300	3,544,024
Capital One Financial Corp.	13,700	1,170,665
CIT Group, Inc.	218,800	11,441,052
Citigroup, Inc.	1,100,762	53,100,759
Comerzbank AG (Germany)	5,363	194,743
Countrywide Credit Industries, Inc.	193,800	7,379,904
D. Carnegie & Co. AB (Sweden)	6,400	117,386
Daiwa Securities Group, Inc. (Japan)	27,000	321,811
Deutsche Bank AG (Germany)	10,563	1,188,393
Fiserv, Inc.(a)	295,600	13,408,416
Fortis (Belgium)	18,120	616,956
Freddie Mac	168,300	9,594,783
Goldman Sachs Group, Inc.	189,200	28,461,356
Greenhill & Co., Inc.	21,500	1,306,340
J.P. Morgan Chase & Co.	788,594	33,120,948
Lehman Brothers Holdings, Inc.	305,000	19,870,750
Merrill Lynch & Co., Inc.	199,200	13,856,352
Morgan Stanley	390,690	24,695,515
R. R. Donnelley & Sons Co.(b)	137,800	4,402,710

		235,367,320

Food & Beverage — 2.8%
Anheuser-Busch Cos., Inc.	2,100	95,739
Archer-Daniels-Midland Co.	31,300	1,292,064
Cadbury Schweppes PLC (United Kingdom)	16,113	155,388
Carlsberg A/S (Denmark)	1,250	91,416
Chiquita Brands International, Inc.	174,400	2,403,232
Coca-Cola Co.	702,900	30,238,758
Coca-Cola Enterprises, Inc.	292,200	5,952,114
Coca-Cola Hellenic Bottling Co., SA (Greece)	5,250	156,460
Dean Foods Co.	27,600	1,026,444
Diageo PLC (United Kingdom)	4,238	71,277
East Asiatic Co. Ltd. A/S (Denmark)	2,500	94,417
Foster’s Group Ltd. (Australia)	41,690	169,460
General Mills, Inc.	63,900	3,301,074

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Food & Beverage (cont’d.)
Heineken NV (Netherlands)	5,715	$242,319
Hormel Foods Corp.	20,000	742,800
Kraft Foods, Inc.	72,100	2,227,890
Meiji Dairies Corp. (Japan)	5,000	34,909
Molson Coors Brewing Co.	13,200	896,016
Nestle SA (Class “B” Stock) (Switzerland)	4,294	1,348,735
Nisshin Flour Milling (Japan)	16,500	183,830
Nissin Food Products Co. Ltd. (Japan)	3,700	130,619
Pepsi Bottling Group, Inc.	148,900	4,787,135
PepsiAmericas, Inc.	10,600	234,366
PepsiCo, Inc.	266,520	16,001,861
Pernod-Ricard SA (France)	523	103,686
Sabmiller PLC (United Kingdom)	39,487	711,579
Sara Lee Corp.	61,600	986,832
Smithfield Foods, Inc.(a)	32,600	939,858
Sonic Corp.	73,300	1,523,907
Suedzucker AG (Germany)	2,756	61,195
SUPERVALU, Inc.	300,600	9,228,420
The Kroger Co.(a)	457,100	9,992,206
Toyo Suisan Kaisha Ltd. (Japan)	2,000	31,318
Unilever NV (Netherlands)	15,567	353,022
Unilever PLC (United Kingdom)	10,309	231,813

		96,042,159

Food & Staples Retailing
Casino Guichard-Perrachon SA (France)	9,015	685,497

Forest Products — 0.2%
Louisiana-Pacific Corp.	128,600	2,816,340
Svenska Cellulosa AB (Sca) (Class “B” Stock) (Sweden)	12,400	512,592
Temple-Inland, Inc.	104,600	4,484,202

		7,813,134

Healthcare — 0.2%
Altana AG (Germany)	4,760	265,814
Boston Scientific Corp.(a)	449,300	7,566,212
UnitedHealth Group, Inc.	11,900	532,882

		8,364,908

Healthcare Equipment & Supplies
Cochlear Ltd. (Australia)	4,644	188,526
Phonak Holding AG (Switzerland)	2,894	180,971
William Demant Holding (Denmark)	1,550	115,881

		485,378

Healthcare Providers & Services — 0.3%
Coventry Health Care Inc.	106,200	5,834,628
H & E Equipment Services, Inc.	14,300	421,135
Health Net, Inc.	99,500	4,494,415
Lincare Holdings, Inc.	19,800	749,232

		11,499,410

Healthcare Technology — 0.1%
Emdeon Corp.	417,700	5,183,657
Trizetto Group	2,100	31,059

		5,214,716

SEE NOTES TO FINANCIAL STATEMENTS.

B38

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Hospital Management — 0.5%
HCA, Inc.(b)	271,800	$11,728,170
WellPoint, Inc.(a)	102,000	7,422,540

		19,150,710

Household & Personal Care Products — 0.6%
Chattem, Inc.(a)	54,100	1,643,017
Kimberly-Clark Corp.	317,400	19,583,580
Tempur-Pedic International, Inc.(b)	76,700	1,036,217

		22,262,814

Household Durables
Jarden Corp.	11,300	344,085
Leggett & Platt, Inc.	16,800	419,664
Matsushita Electric Industrial Co. Ltd. (Japan)	22,000	464,261

		1,228,010

Household Products — 0.8%
Energizer Holdings, Inc.(a)(b)	53,200	3,115,924
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)	30,119	84,600
Procter & Gamble Co.	415,205	23,085,398
Reckitt Benckiser PLC (United Kingdom)	9,343	349,000

		26,634,922

Industrial
Kubota Corp. (Japan)	19,000	180,138

Insurance — 3.5%
ACE Ltd. (Cayman Islands)	22,200	1,123,098
Aegon NV (Netherlands)	36,040	616,317
Allianz AG (Germany)	4,824	761,704
Allstate Corp.	376,800	20,622,265
American International Group, Inc.	310,835	18,354,807
Aviva PLC (United Kingdom)	65,961	933,727
AXA SA (France)	36,544	1,199,390
CIGNA Corp.	120,400	11,860,604
CNA Financial Corp.(a)	25,700	847,072
LandAmerica Financial Group, Inc.	25,800	1,666,680
Loews Corp.	81,400	2,885,630
MBIA, Inc.(b)	141,200	8,267,260
MetLife, Inc.(b)	109,000	5,581,890
MGIC Investment Corp.(b)	178,600	11,609,000
Muenchener Rueckversicherungs —Gesellschaft AG (Germany)	3,883	530,825
QBE Insurance Group Ltd. (Australia)	3,606	54,932
Royal & Sun Alliance (United Kingdom)	277,202	689,455
SAFECO Corp.	42,400	2,389,240
Sampo OYJ (Class “A” Stock) (Finland)	24,900	475,177
Swiss Reinsurance (Switzerland)	3,962	276,924
The Hartford Financial Services Group, Inc.(b)	83,200	7,038,720
The St. Paul Travelers Cos., Inc.	429,400	19,142,652
Topdanmark A/S (Denmark)	1,350	188,199
TrygVesta AS (Denmark)	850	53,053
Zurich Financial Services AG (Switzerland)	2,250	493,231

		117,661,852

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Internet & Catalog Retail
IAC/Interactive Corp.(b)	55,300	$1,464,897

Internet Software & Services — 0.2%
Ariba, Inc.	123,200	1,013,936
Digital River, Inc.	70,100	2,831,339
Matsui Securities Co., Ltd. (Japan)	24,700	233,748
Verisign, Inc.(b)	187,700	4,349,009

		8,428,032

Leisure — 0.3%
First Choice Holidays PLC (United Kingdom)	70,252	297,172
Sabre Holdings Corp. (Class “A” Stock)	71,300	1,568,600
Sankyo Co., Ltd. (Japan)	3,200	203,286
Sky City Entertainment Group Ltd. (New Zealand)	30,326	99,779
Starbucks Corp.(a)(b)	208,300	7,865,407

		10,034,244

Machinery & Equipment — 0.4%
Caterpillar, Inc.	32,000	2,383,360
Cummins, Inc.	98,200	12,004,950
Metso Oyj (Finland)	1,500	54,430
Oskosh Truck Corp. (Class “B” Stock)	19,300	917,136

		15,359,876

Manufacturing — 0.3%
3M Co.	97,400	7,866,999
Actuant Corp.	1,800	89,910
Acuity Brands, Inc.	19,300	750,963
Gunze Ltd. (Japan)	23,000	137,067
Koninklijke DSM NV (Netherlands)	1,569	65,342
Mitsubishi Rayon Co., Ltd. (Japan)	11,000	89,584
Parker Hannifin Corp.	7,000	543,200
Rinker Group, Ltd.	27,782	338,369
Teijin Ltd. (Japan)	67,000	425,044
Thyssenkrupp AG (Germany)	12,551	428,625
Yara International ASA (Norway)	6,800	90,668

		10,825,771

Media — 1.6%
CBS Corp. (Class “B” Stock)	569,219	15,397,375
Comcast Corp. (Special Class “A” Stock)(a)(b)	416,982	13,651,991
Echostar Communications Corp. (Class “A” Stock)	44,000	1,355,640
Emap PLC (United Kingdom)	2,676	42,136
Fuji Television Network, Inc. (Japan)	38	84,341
Gannett Co., Inc.(b)	225,500	12,612,215
ITV PLC (United Kingdom)	318,749	636,590
McGraw-Hill Cos., Inc. (The)	11,400	572,622
Publicis Groupe (France)	776	29,975
Time Warner, Inc.	341,350	5,905,355
Viacom, Inc. (Class “B” Stock)	145,619	5,218,985
Vivendi Universal SA (France)	30,348	1,063,575
Wolters Kluwer NV (Netherlands)	7,536	178,031

		56,748,831

SEE NOTES TO FINANCIAL STATEMENTS.

B39

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Media & Entertainment — 0.6%
Greek Organization of Football (Greece)	3,130	$113,297
Sony Corp. (Japan)	3,900	172,099
The Directv Group, Inc.(a)	251,400	4,148,100
Tribune Co.(b)	157,400	5,104,482
Univision Communications, Inc.(a)(b)	338,800	11,349,800

		20,887,778

Metals — 0.1%
Arcelor (Luxembourg)	14,267	688,688
BlueScope Steel Ltd. (Australia)	17,346	102,474
Boehler-Uddeholm AG (Austria)	1,436	78,520
Commercial Metals Co.	15,300	393,210
NSK Ltd. (Japan)	7,000	58,048
Outokumpu Oyj (Finland)	12,000	280,879
Sumitomo Metal Industries Ltd. (Japan)	132,000	544,425

		2,146,244

Metals – Non Ferrous — 0.4%
BASF AG (Germany)	13,292	1,066,651
BHP Billiton PLC (United Kingdom)	31,684	614,615
Mitsui Mining & Smelting Co., Ltd. (Japan)	8,000	47,186
Phelps Dodge Corp.	168,300	13,827,528

		15,555,980

Metal – Steel — 0.3%
Daido Steel Co., Ltd. (Japan)	6,000	47,081
Reliance Steel & Aluminum Co.(b)	72,600	6,022,170
United States Steel Corp.	75,500	5,294,060

		11,363,311

Metals & Mining — 0.4%
Alcoa, Inc.	211,600	6,847,375
Alumina, Ltd. (Australia)	46,668	234,084
BHP Billiton, Ltd. (Australia)	65,564	1,412,902
Cleveland-Cliffs, Inc.	7,200	570,888
Quanex Corp.	95,050	4,093,804
Wheeling-Pittsburgh Corp.	15,900	316,251
Zinifex, Ltd. (Australia)	10,810	80,490

		13,555,794

Mining — 0.1%
Anglo American PLC (United Kingdom)	17,333	710,923
Nippon Mining Holdings, Inc. (Japan)	74,000	622,702
Rio Tinto Ltd. (Australia)	8,913	515,290
Rio Tinto PLC (United Kingdom)	2,154	113,880

		1,962,795

Office Equipment & Supplies — 0.3%
Herman Miller, Inc.	74,100	1,909,557
Xerox Corp.(a)	611,700	8,508,747

		10,418,304

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Oil, Gas & Consumable Fuels — 6.1%
Apache Corp.	90,200	$6,156,150
ChevronTexaco Corp.	618,656	38,393,791
Conoco, Inc. (Class “B” Stock)	375,134	24,582,531
Devon Energy Corp.	213,724	12,911,067
Exxon Mobil Corp.	1,223,516	75,062,707
Helmerich & Payne, Inc.	8,900	536,314
Nabors Industries, Ltd. (Bermuda)(a)(b)	360,400	12,177,916
Parker Drilling Co.(a)	93,500	671,330
Schlumberger, Ltd. (Netherlands Antilles)	342,300	22,287,153
Tidewater, Inc.	67,800	3,335,760
Transocean, Inc. (Cayman Islands)(a)	119,000	9,558,080
Unit Corp.(a)	70,400	4,005,056

		209,677,855

Pharmaceuticals — 1.0%
AstraZeneca PLC (United Kingdom)	28,908	1,744,840
Ciba Specialty Chemicals AG (Switzerland)	3,092	172,361
CSL Limited (Australia)	2,317	92,545
Eisai Co., Ltd. (Japan)	2,300	103,504
GlaxoSmithKline PLC (United Kingdom)	85,651	2,393,229
King Pharmaceuticals, Inc.(a)	260,600	4,430,200
Maune Pharma, Ltd. (Australia)	48,103	92,938
Novartis AG (Switzerland)	9,259	501,367
Roche Holding AG-Genusshein (Switzerland)	6,478	1,070,880
Sanofi-Aventis (France)	4,958	483,859
Santen Pharmaceutical Co., Ltd. (Japan)	12,100	287,592
Suzuken Co., Ltd. (Japan)	5,600	222,160
Takeda Chemical Industies (Japan)	11,000	684,376
Wyeth	493,000	21,894,129

		34,173,980

Real Estate
Swire Pacific, Ltd. (Hong Kong)	29,000	299,287
Tokyo Tatemono Co., Ltd. (Japan)	7,000	74,991

		374,278

Real Estate Investment Trusts — 0.2%
American Home Mortgage Investment Corp.(b)	88,200	3,251,052
British Land Co. PLC (United Kingdom)	9,655	225,498
FelCor Lodging Trust, Inc.	12,200	265,228
General Property Trust (Australia)	36,104	116,438
Hospitality Properties Trust	7,700	338,184
Istar Financial, Inc.	6,500	245,375
Kerry Properties, Ltd. (Hong Kong)	17,500	59,600
Mirvac Group (Australia)	52,872	170,908
Nationwide Health Properties, Inc.	20,200	454,702
Newcastle Investment Corp.	11,500	291,180
PSP Swiss Property AG (Switzerland)	1,104	57,072

SEE NOTES TO FINANCIAL STATEMENTS.

B40

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Real Estate Investment Trusts (cont’d.)
SCOR (France)	101,461	$221,913
Wereldhave NV (Netherlands)	1,562	151,939
Wharf Holdings, Ltd. (Hong Kong)	28,000	99,507

		5,948,596

Restaurants — 1.1%
Applebee’s International, Inc.	71,500	1,374,230
Brinker International, Inc. (Australia)	109,000	3,956,700
Darden Restaurants, Inc.	172,500	6,796,500
Jack in the Box, Inc.(a)	12,300	482,160
McDonald’s Corp.	486,400	16,343,040
Yum! Brands, Inc.	177,800	8,938,006

		37,890,636

Retail — 3.2%
American Eagle Outfitters, Inc.	320,400	10,906,416
Aoyama Trading Co., Ltd. (Japan)	2,200	68,822
Autobacs Seven Co., Ltd. (Japan)	1,900	82,681
Bed Bath & Beyond, Inc.(a)	25,800	855,786
Carter’s, Inc.(a)	5,400	142,722
Coles Myer, Ltd. (Australia)	15,451	130,432
Costco Wholesale Corp.	11,800	674,134
Delhaize Group (Belgium)	9,678	670,923
Enterprise Inns PLC (United Kingdom)	27,948	489,944
Family Dollar Stores, Inc.	11,300	276,059
Fast Retailing Co., Ltd. (Japan)	1,300	106,213
Federated Department Stores, Inc.	34,500	1,262,700
Home Depot, Inc.	603,350	21,593,896
J.C. Penney Co., Inc.	254,600	17,188,046
Jones Apparel Group, Inc.	24,400	775,676
Lowe’s Cos., Inc. (The)	334,400	20,288,047
Marks & Spencer Group PLC (United Kingdom)	50,286	545,849
Men’s Wearhouse, Inc.	14,400	436,320
Nordstrom, Inc.	11,000	401,500
Petsmart, Inc.(b)	71,600	1,832,960
Pinault Printemps Redoute SA (France)	471	60,063
Rent-A-Center, Inc.(a)	26,500	658,790
Ryohin Keikaku Co., Ltd. (Japan)	1,300	106,554
Safeway, Inc.	420,200	10,925,200
Sainsbury PLC (United Kingdom)	94,968	587,436
Select Comfort Corp.(a)(b)	86,950	1,997,242
Swatch Group AG (Switzerland)	1,061	37,058
USS Co., Ltd. (Japan)	400	26,424
Wal-Mart Stores, Inc.	296,700	14,292,039

		107,419,932

Semiconductors & Semiconductor Equipment — 2.3%
Amkor Technology, Inc.(b)	79,400	751,124
Analog Devices, Inc.	118,600	3,811,804
Applied Materials, Inc.	990,100	16,118,828
ASM Pacific Technology, Ltd. (Hong Kong)	6,500	31,679
Elpida Memory, Inc. (Japan)	13,800	518,525
Freescale Semiconductor, Inc.(a)	122,400	3,598,560
Intel Corp.	487,100	9,230,545
Maxim Integrated Products, Inc.	251,000	8,059,610

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Semiconductors & Semiconductor Equipment (cont’d.)
MEMC Electronic Materials, Inc.	49,800	$1,867,500
Micrel, Inc.(a)	190,900	1,910,909
QLogic Corp.(a)(b)	309,400	5,334,056
Sumco Corp. (Japan)	3,300	188,011
Teradyne, Inc.	26,100	363,573
Texas Instruments, Inc.	710,100	21,508,929
Xilinx, Inc.(b)	284,500	6,443,925

		79,737,578

Software — 0.5%
BMC Software, Inc.(a)	11,000	262,900
Cadence Design System, Inc.(a)	106,800	1,831,620
Informatica Corp.	164,400	2,163,504
Intuit, Inc.(a)	72,800	4,396,392
J2 Global Communications, Inc.(b)	100,400	3,134,488
McAfee, Inc.	56,100	1,361,547
NTT Data Corp. (Japan)	39	168,691
SAP AG (Germany)	2,245	473,505
Vignette Corp.	17,500	255,150
Websense, Inc.	163,200	3,352,128

		17,399,925

Technology — 0.1%
Alps Electric Co., Ltd. (Japan)	13,700	171,190
Canon, Inc. (Japan)	20,850	1,022,094
Foxconn International Holdings Ltd. (Cayman Islands)	19,000	40,611
Hitachi Ltd. (Japan)	65,000	429,395
Hoya Corp. (Japan)	9,800	348,532
Ibiden Co., Ltd. (Japan)	2,300	110,538
Kyocera Corp. (Japan)	3,400	263,230
Nokia Corp. Oyj (Finland)	39,850	813,484
Oce, NV (Netherlands)	16,244	238,519
Ricoh Co., Ltd. (Japan)	8,000	156,938
TDK Corp. (Japan)	6,200	471,339
Telent PLC (United Kingdom)	4,705	45,286
Toray Industries, Inc. (Japan)	19,000	164,864
Uniden Corp. (Japan)	7,000	77,316
Wincor Nixdorf AG (Germany)	561	71,217

		4,424,553

Technology – Software/Services
Yahoo Japan Corp. (Japan)	507	268,474

Telecommunication Services — 0.1%
Bouygues SA (France)	2,881	148,135
KDDI Corp. (Japan)	22	135,145
Nippon Telegraph & Telephone Corp. (Japan)	191	936,307
NTT Docomo, Inc. (Japan)	150	220,203
Singapore Telecommunications (Singapore)	146,000	234,286
Vodafone Group PLC (United Kingdom)	369,514	787,516

		2,461,592

Telecommunications — 2.8%
ALLTEL Corp.	64,800	4,136,184
AT&T, Inc.	746,912	20,831,375
BellSouth Corp.	27,800	1,006,360

SEE NOTES TO FINANCIAL STATEMENTS.

B41

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Telecommunications (cont’d.)
BT Group PLC (United Kingdom)	183,235	$810,677
CenturyTel, Inc.(b)	149,300	5,546,495
Citizens Communications Co.(b)	26,600	347,130
Crown Castle International Corp.(a)(b)	39,900	1,378,146
Deutsche Telekom AG (Germany)	37,298	599,665
Embarq Corp.	5,290	216,837
France Telecom SA (France)	3,424	73,619
Harris Corp.	74,400	3,088,344
Koninklijke (Royal) KPN NV (Netherlands)	47,819	537,622
Motorola, Inc.	970,100	19,547,515
Portugal Telecom, SGPS, SA (Portugal)	35,112	423,951
QUALCOMM, Inc.	405,800	16,260,406
Sprint Nextel Corp.	105,800	2,114,942
Telecom Italia S.p.A (Italy)	128,150	331,099
Telefonica SA (Spain)	27,198	452,935
Telekom Austria AG (Austria)	2,393	53,288
Telia AB (Sweden)	24,000	136,395
Verizon Communications, Inc.	619,588	20,750,001

		98,642,986

Tobacco — 0.9%
Altria Group, Inc.	260,000	19,091,800
British American Tobacco PLC (United Kingdom)	32,134	809,337
Reynolds American, Inc.(b)	89,000	10,261,700
Swedish Match AB (Sweden)	34,000	548,025

		30,710,862

Transportation — 0.1%
Air France KLM (France)	21,878	514,329
British Airways PLC (United Kingdom)	36,995	234,481
Burlington Northern Santa Fe Corp.	29,000	2,298,250
Central Japan Railway Co. (Japan)	44	438,308
Compagnie Maritime Belge SA (Belgium)	907	26,346
Deutsche Lufthansa AG (Germany)	11,278	208,155
East Japan Railway Co. (Japan)	21	155,977
Egl, Inc.(a)	20,300	1,019,059
Euronav NV (Belgium)	880	27,081
Hopewell Holdings (Hong Kong)	57,000	160,733
Kuoni Reisen Holding AG (Switzerland)	122	68,457
Macquarie Airports (Australia)	255,735	583,414
Nippon Express Co., Ltd. (Japan)	13,000	70,203
Nippon Yusen Kabushiki Kaish (Japan)	85,000	552,604
Scania AB (Class “B” Stock) (Sweden)	7,400	336,235
Singapore Airlines Ltd. (Singapore)	26,000	208,611
Stagecoach Group PLC (United Kingdom)	22,121	47,145

		6,949,388

Trucking & Shipping — 1.1%
FedEx Corp.	89,400	10,447,284
OMI Corp.	6,100	132,065

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Trucking & Shipping (cont’d.)

Ryder System, Inc.	19,500	$1,139,385
United Parcel Service, Inc. (Class “B” Stock)(b)	340,500	28,033,365

		39,752,099

Utilities — 0.3%
CMS Energy Corp.	59,300	767,342
Duke Energy Corp.	163,100	4,790,247
Endesa SA (Spain)	28,729	999,119
Energy East Corp.	36,400	871,052
Gas Natural SDG SA (Spain)	4,086	124,749
Hokkaido Electric Power Co., Inc. (Japan)	3,000	71,173
Hong Kong Electric Holdings Ltd. (Hong Kong)	13,500	61,101
Iberdrola SA (Spain)	8,600	296,226
National Grid PLC (United Kingdom)	88,486	957,233
Osaka Gas Co., Ltd. (Japan)	49,000	157,567
The Tokyo Electric Power Co., Inc. (Japan)	10,900	300,979
Tokyo Electron Ltd. (Japan)	7,500	524,292
Tokyo Gas Co., Ltd. (Japan)	19,000	89,488

		10,010,568

Utilities – Electric — 1.4%
Alliant Energy Corp.	9,800	336,140
American Electric Power Co., Inc.	308,500	10,566,125
Chubu Electric Power Co., Inc. (Japan)	5,700	153,906
CLP Holdings Ltd. (Hong Kong)	45,500	266,275
DTE Energy Co.	103,100	4,200,294
E.On AG (Germany)	8,699	1,001,381
Edison International	100,900	3,935,100
Electricidade de Portugal SA (Portugal)	68,772	270,046
Enel S.p.A (Italy)	73,034	629,612
FirstEnergy Corp.	74,400	4,033,224
FPL Group, Inc.(b)	161,900	6,699,422
Gaz de France (France)	1,994	66,949
Kansai Electric Power (Japan)	10,500	234,883
Pinnacle West Capital Corp.	91,900	3,667,729
PPL Corp.(b)	13,900	448,970
TXU Corp.	202,900	12,131,391
Union Fenosa, SA (Spain)	7,205	278,863

		48,920,310

TOTAL COMMON STOCKS (cost $2,075,820,853)		2,281,959,467

PREFERRED STOCKS
Automobiles & Parts
Porsche AG (Germany)	639	619,262

Media
ProSiebenSat.1 Media AG (Germany)	2,496	62,318

TOTAL PREFERRED STOCKS (cost $681,255)		681,580

SEE NOTES TO FINANCIAL STATEMENTS.

B42

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

		Value (Note 2)
	Shares

RIGHTS
Industrial
Holcim Ltd. (Switzerland)	4,535	$2,411
Linde AG (Germany)	748	2,890

		5,301

Insurance
AXA (France)	4	3

TOTAL RIGHTS		5,304

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS — 25.1%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.,(h) Notes, 144A
4.75%	08/15/10	Baa2	$1,450	$1,389,349
5.20%	08/15/15	Baa2	1,060	986,997
Boeing Capital Corp.,(b) Sr. Notes
6.10%	03/01/11	A3	925	939,597
Goodrich Corp.,(h) Notes, 144A
6.80%	07/01/36	Baa3	1,018	1,015,406
Lockheed Martin Corp., Bonds
8.50%	12/01/29	Baa2	120	151,037
Northrop Grumman Corp.
Notes
7.125%	02/15/11	Baa2	3,500	3,682,977
Raytheon Co., Notes
4.50%	11/15/07	Baa2	177	173,771
5.50%	11/15/12	Baa2	595	582,888
6.55%	03/15/10	Baa2	870	890,349
8.30%	03/01/10	Baa2	530	572,216

				10,384,587

Airlines
Continental Airlines, Inc., Pass-thru Certs.
6.648%	09/15/17	Baa3	404	401,823
Southwest Airlines Co., Notes
6.50%	03/01/12	Baa1	1,005	1,025,942

				1,427,765

Asset Backed Securities — 1.1%
American Express Credit Account Master Trust,(g)(h) Ser. 2004-4, Class C, 144A
5.669%	03/15/12	Baa2	1,170	1,177,313
Ser. 2004-C, Class C, 144A
5.699%	02/15/12	Baa2	746	747,871
Amortizing Residential Collateral Trust,(g) 2002-BC7 M2
6.223%	10/25/32	AA+(f)	789	789,620
2002-BC9 M1
6.423%	12/25/32	Aa2	2,498	2,502,232

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
Bank One Issuance Trust, Ser. 2003-C1, Class C1
4.54%	09/15/10	Baa2	$1,820	$1,786,338
CDC Mortgage Capital Trust,(g) Ser. 2002-HE3, Class M1
6.423%	03/25/33	Aa2	834	835,219
Centex Home Equity,(g) Ser. 2005-A, Class M2
5.823%	01/25/35	Aa2	1,790	1,800,119
Chase Issuance Trust, Ser. 2005-A4, Class A4
4.23%	01/15/13	Aaa	3,200	3,056,358
Citibank Credit Card Issurance Trust, Ser. 2003-C3, Class C3
4.45%	04/07/10	Baa2	1,300	1,270,606
Ser. 2006-C1, Class C1
5.667%	02/20/15	Baa2	1,350	1,355,163
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,400	1,373,485
Equity One ABS, Inc., Ser. 2004-3, Class M1
5.70%	07/25/34	Aa2	1,280	1,257,490
First Franklin Mortgage Loan Trust,(g)
Ser. 2005-FFH1, Class M2
5.843%	06/25/36	Aa2	1,450	1,462,246
Home Equity Asset Trust,(g) Ser. 2005-7, Class 2A4
5.702%	01/25/36	Aaa	1,100	1,104,782
Household Home Equity Loan Trust,(g) Ser. 2005-2, Class M2
5.757%	01/20/35	Aa1	911	913,843
Household Mortgage Loan Trust,(g) Ser. 2004-HC1, Class M
5.767%	02/20/34	Aa2	203	203,429
MBNA Master Credit Card Trust, Ser. 1999-J, Class A
7.00%	02/15/12	Aaa	1,830	1,909,896
Ser. 2000-E, Class A
7.80%	10/15/12	Aaa	2,940	3,182,534
Morgan Stanley ABS Capital I,(g) Ser. 2004-NC3, Class M2
6.423%	03/25/34	A2	1,460	1,473,771
Morgan Stanley Dean Witter Capital I,(g)
Ser. 2002-HE1, Class M1
5.923%	07/25/32	Aa2	1,750	1,770,604
Ser. 2002-NC2, Class M2
6.872%	04/25/32	A(f)	1,400	1,431,082
Ser. 2002-NC4, Class M1
6.173%	09/25/32	Aaa	1,432	1,465,496
Prestige Auto Receivables Trust,(h) Ser. 2004-1, Class A2, 144A
3.69%	06/15/11	Aaa	717	706,624
Saxon Asset Securities Trust,(g) Ser. 2005-2, Class M2
5.763%	10/25/35	Aa2	1,170	1,177,756

SEE NOTES TO FINANCIAL STATEMENTS.

B43

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
Securitized Asset Backed Receivables LLC,(g) Ser. 2004-OP1, Class M1
5.832%	02/25/34	Aa2	$1,400	$1,405,345
Structured Asset Securities Corp.,(g) Ser. 2005-RMS1, Class A3
5.622%	02/25/35	AAA(f)	1,100	1,106,207
SVO VOI Mortgage Corp. Ser. 2005-AA. Class A
5.25%	02/20/21	Aaa	847	831,058
WFS Financial Owner Trust, Ser. 2004-4, Class D
3.58%	05/17/12	A3	760	743,394

				38,839,881

Automotive — 0.1%
Auburn Hills Trust, Debs.
12.375%	05/01/20	A3	510	719,861
DaimlerChrysler NA Holding Corp., Gtd. Notes
8.50%	01/18/31	A3	279	315,905
Equus Cayman Finance Ltd.,(h) Notes, 144A (Cayman Islands)
5.50%	09/12/08	Baa3	315	310,198
Hyundai Motor Manufacturing LLC,(h)
Gtd. Notes, 144A
5.30%	12/19/08	Baa3	500	489,301
Johnson Controls, Inc.,
Sr. Notes
5.50%	01/15/16	Baa1	310	294,132

				2,129,397

Banking — 0.5%
Bank of America Corp.
Sub. Notes
6.00%	06/15/16	Aa2	1,775	1,775,421
Bank One Corp.,
Sub. Notes
7.875%	08/01/10	A1	2,250	2,421,083
Citigroup, Inc.,
Notes
5.625%	08/27/12	Aa2	2,800	2,766,461
Notes(b)
6.625%	06/15/32	Aa2	275	283,121
Sub. Notes
5.00%	09/15/14	Aa2	454	424,929
Credit Suisse First Boston USA, Inc.,
Notes
5.125%	08/15/15	Aa3	320	299,084
First Union National Bank,
Sub. Notes
7.80%	08/18/10	Aa3	2,100	2,247,536
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	250	236,665

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Banking (cont’d.)
HSBC Finance Corp.,
Notes(b)
5.00%	06/30/15	Aa3	$310	$286,075
Sr. Notes
5.70%	06/01/11	Aa3	440	437,133
J.P. Morgan Chase & Co.,
Sr. Notes
5.15%	10/01/15	A1	725	676,716
5.25%	05/30/07	Aa3	210	209,025
Sub. Notes
4.60%	01/17/11	Aa3	720	688,046
5.875%	06/13/16	Aa3	535	527,350
6.50%	01/15/09	A1	1,100	1,117,846
Mizuho Finance Ltd. (Cayman Islands),(b)(h)
Bank Gtd. Notes, 144A
5.79%	04/15/14	A2	815	797,894
Santander Central Hispano Issuances,
Bank Gtd. Notes
7.625%	09/14/10	A1	695	742,839
Washington Mutual Bank,
5.65%	08/15/14	A3	290	279,576
Wells Fargo Bank,
Sub. Notes
5.75%	05/16/16	Aa1	500	491,794
6.45%	02/01/11	Aa1	65	66,930

				16,775,524

Brokerage — 0.3%
Bear Stearns Co., Inc.,
Unsec. Notes
5.30%	10/30/15	A1	515	487,282
Lehman Brothers Holdings, Inc.,
Notes
6.625%	01/18/12	A1	1,670	1,728,884
Merrill Lynch & Co., Inc.,
Notes
4.25%	02/08/10	Aa3	1,170	1,112,024
4.79%	08/04/10	Aa3	295	284,990
5.00%	01/15/15	Aa3	460	428,188
5.45%	07/15/14	Aa3	160	154,456
Morgan Stanley,
Notes
5.30%	03/01/13	Aa3	845	817,330
5.375%	10/15/15	Aa3	295	279,265
Sub. Notes
4.75%	04/01/14	A1	1,170	1,072,679
The Goldman Sachs Group Inc.,
Sr. Notes
5.35%	01/15/16	Aa3	1,990	1,879,359
Sub. Notes
6.45%	05/01/36	A1	1,615	1,547,202

				9,791,659

SEE NOTES TO FINANCIAL STATEMENTS.

B44

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Building Materials & Construction — 0.1%
American Standard, Inc.,(b)
Gtd. Notes
7.625%	02/15/10	Baa3	$770	$803,975
Hanson PLC,
Sr. Unsub.
7.875%	09/27/10	Baa1	1,000	1,069,002
Lennar Corp.,(h)
Gtd. Notes, 144A
6.50%	04/15/16	Baa2	835	809,178
The Ryland Group, Inc.,
Sr. Notes
5.375%	06/01/08	Baa3	440	433,311

				3,115,466

Cable — 0.2%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa2	255	316,837
Comcast Corp.,
Class A
5.65%	06/15/35	Baa2	840	712,923
Gtd. Notes(b)
6.45%	03/15/37	Baa2	675	634,017
Sr. Unsec. Notes
6.50%	11/15/35	Baa2	450	424,787
Cox Communications, Inc.,
Notes, Class A
6.75%	03/15/11	Baa3	950	967,401
7.875%	08/15/09	Baa3	1,275	1,339,544
CSC Holdings, Inc.,
Sr. Notes
7.875%	12/15/07	B2	1,970	1,994,626

				6,390,135

Capital Goods — 0.3%
Caterpillar Financial Services Corp.,
Series, MTN
5.50%	03/15/16	A2	825	800,177
Caterpillar, Inc.,
Debs.
7.25%	09/15/09	A2	700	733,939
Cooper Cameron Corp.,
Sr. Notes
2.65%	04/15/07	Baa1	330	320,770
ERAC USA Finance Co.,(h)
Gtd. Notes, 144A
7.35%	06/15/08	Baa1	1,950	2,001,445
FedEx Corp.,
Gtd. Notes
7.25%	02/15/11	Baa2	400	421,643
Notes
2.65%	04/01/07	Baa2	1,600	1,562,318
Honeywell International, Inc.,
Bonds
6.125%	11/01/11	A2	1,095	1,115,156
Sr. Unsec. Notes
5.70%	03/15/36	A2	470	439,437

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Capital Goods (cont’d.)
Tyco International Group SA (Bermuda),
Gtd. Notes
6.00%	11/15/13	Baa3	$1,265	$1,253,230
United Technologies Corp.,
Debs.
8.875%	11/15/19	A2	460	575,059
Notes
6.35%	03/01/11	A2	825	844,542
Waste Management, Inc.,
Gtd. Notes
7.75%	05/15/32	Baa3	220	248,177

				10,315,893

Chemicals — 0.3%
Huntsman International LLC,
Gtd. Notes
9.875%	03/01/09	B2	1,750	1,820,000
ICI Wilmington, Inc.,
5.625%	12/01/13	Baa3	720	690,380
IMC Global, Inc.,
Gtd. Notes, Ser. B
11.25%	06/01/11	Ba3	1,750	1,846,250
Lubrizol Corp.
Debs.
6.50%	10/01/34	Baa3	400	382,559
Sr. Notes
4.625%	10/01/09	Baa3	860	828,040
Lyondell Chemical Co.,
Gtd. Notes
9.50%	12/15/08	B1	1,272	1,306,980
Monsanto Co.,
Bonds, Series 1
5.50%	07/30/35	Baa1	500	440,929
The Dow Chemical Co.,
Notes
5.97%	01/15/09	A3	390	392,313
6.125%	02/01/11	A3	685	693,242
Union Carbide Corp.
7.50%	06/01/25	Ba2	460	467,475

				8,868,168

Collateralized Mortgage Obligations — 0.4%
Banc of America Mortgage Securities,(g)
Ser. 2005-A, Class 2A1
4.46%	02/25/35	Aaa	1,271	1,230,249
Ser. 2005-B, Class 2A1
4.40%	03/25/35	Aaa	1,286	1,243,071
Bank of America Alternative Loan Trust,
Ser. 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	4,740	4,675,496
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	2,024	1,947,897
Master Alternative Loan Trust,
Ser. 2004-4, Class 4A1
5.00%	04/25/19	Aaa	634	603,121

SEE NOTES TO FINANCIAL STATEMENTS.

B45

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)		Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Collateralized Mortgage Obligations (cont’d.)
Structured Adjustable Rate Mortgage Loan,(g)
Ser. 2004-1, Class 4A3
4.17%	02/25/34	Aaa		$1,311	$1,275,184
Washington Mutual Mortgage, Pass-Through Certificates,
Ser. 2005-1, Class 3A
5.00%	03/25/20	AAA(f)		719	703,003
Washington Mutual, Inc.,(g)
Ser. 2002-AR15, Class A5
4.38%	12/25/32	Aaa		663	645,889

					12,323,910

Commercial Mortgage Backed Securities — 2.8%
Banc of America Commercial Mortgage, Inc.,
Ser. 2003-2, Class A3
4.873%	03/11/41	AAA(f)		2,500	2,386,657
Ser. 2004-2, Class A4
4.153%	11/10/38	Aaa		2,800	2,608,728
Ser. 2005-1 , Class ASB(g)
5.018%	11/10/42	AAA(f)		900	871,223
Ser. 2005-3, Class A4
4.67%	07/10/43	Aaa		2,300	2,110,298
Bear Stearns Commercial Mortgage Securities,(g)
Ser. 2004-T16, Class A-6
4.75%	02/13/46	AAA	(f)	4,500	4,171,846
Ser. 2005-T18, Class AAB
4.823%	02/13/42	Aaa		1,775	1,674,457
Ser. 2005-T20, Class AAB
5.287%	10/12/42	Aaa		2,400	2,321,991
Citigroup Commercial Mortgage Trust,
Ser. 2006-C4, Class A3
5.721%	06/15/36	Aaa		1,775	1,755,103
Commercial Mortgage Pass-Through Certificate,(h)
Ser. 2004-LB2A, Class X2, 144A
1.002%	03/10/39	AAA	(f)	13,331	402,383
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4
4.835%	07/15/36	Aaa		880	839,286
Ser. 2004-C4, Class A4
4.283%	10/15/39	Aaa		1,400	1,306,143
CS Mortgage Capital Certificate Corp.,
Ser. 2006-C1, Class A4
5.609%	02/15/39	AAA	(f)	2,700	2,634,502
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B
7.62%	06/10/33	AAA	(f)	2,710	2,876,138
General Electric Capital Commercial Mortgage Corp.,(g)
Ser. 2004-C2, Class X2
.775%	03/10/40	Aaa		25,108	538,530
Greenwich Capital Commercial Funding Corp.,
Ser. 2003-C1, Class A4
4.111%	07/05/35	Aaa		7,700	6,977,928
Ser. 2003-C2, Class A3
4.533%	01/05/36	Aaa		2,750	2,613,142
GS Mortgage Securities Corp. II,
Ser. 2006-GG6, Class AAB
5.587%	04/10/38	AAA	(f)	6,650	6,528,421

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Ser. 2004-C2, Class A3(g)
5.3816%	05/15/41	Aaa	$5,100	$4,903,708
Ser. 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa	6,350	5,976,943
Ser. 2005-LDP4, Class A4
4.918%	10/15/42	Aaa	2,500	2,328,695
Ser. 2006-LDP6, Class X2(g)
.256%	04/15/43	Aaa	150,000	957,750
J.P. Morgan Commercial Mortgage Finance Corp.,
Ser. 2000-C10, Class A2
7.371%	08/15/32	Aaa	8,039	8,410,323
Ser. 2003-CB6, Class A2
5.255%	07/12/37	Aaa	2,100	2,027,521
JPMorgan Chase & Co.,
Ser. 2005-CB13, Class A4
5.472%	01/12/43	Aaa	2,340	2,250,333
Ser. 2005-LDP5, Class A4
5.345%	12/15/44	Aaa	5,000	4,783,647
KeyCorp.,
Ser. 2000-C1, Class A2
7.727%	05/17/32	Aaa	8,840	9,341,488
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C8, Class A3
4.83%	11/15/27	Aaa	1,460	1,398,055
Ser. 2004-C6, Class A5(g)
4.826%	08/15/29	AAA(f)	3,910	3,718,024
Ser. 2006-C3 A4
5.661%	03/15/39	Aaa	4,580	4,507,152
Merrill Lynch Mortgage Trust,
Ser. 2004-KEY2, Class A3
4.615%	08/12/39	Aaa	2,000	1,875,381
Merrill Lynch/Countrywide Commercial Mortgage,
Ser. 2006-2 A4
5.91%	06/12/46	Aaa	1,795	1,795,280
PNC Mortgage Acceptance Corp.,
Ser. 1999-CM1, Class A1B
7.33%	12/10/32	AAA(f)	2,065	2,150,338

				99,041,414

Consumer Products
Whirlpool Corp.,
Notes
6.125%	06/15/11	Baa2	965	959,506

Consumer Services — 0.1%
Cendant Corp.,
Notes
6.875%	08/15/06	Baa1	1,320	1,321,473
Sr. Notes
6.25%	01/15/08	Baa1	885	892,951

				2,214,424

Electric — 0.6%
Appalachian Power Co.,
Sr. Notes
4.40%	06/01/10	Baa2	620	587,140

SEE NOTES TO FINANCIAL STATEMENTS.

B46

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Electric (cont’d.)
Boston Edison Co.,
Debs.
4.875%	04/15/14	A1	$565	$532,985
Carolina Power & Light Co.,
First Mtge.
5.25%	12/15/15	A3	525	494,778
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2
5.70%	03/15/13	Baa2	740	726,681
Mtge. Bonds, Ser. K2
6.95%	03/15/33	Baa2	590	628,905
Con Edison Co. of New York,
Sr. Unsec. Notes
5.375%	12/15/15	A1	730	699,523
Consumers Energy Co.,(b)
First Mtge. Bonds, Ser. B
5.375%	04/15/13	Baa3	325	311,893
Dominion Resources, Inc.,
Sr. Notes
5.125%	12/15/09	Baa2	970	945,943
Duke Capital LLC,
Notes
6.25%	02/15/13	Baa2	235	237,264
8.00%	10/01/19	Baa2	215	243,089
Sr. Notes
4.331%	11/16/06	Baa2	700	696,937
El Paso Electric Co.,
Sr. Unsec. Notes
6.00%	05/15/35	Baa3	670	610,462
Empresa Nacional de Electricidad S.A. (Chile),
Bonds
8.50%	04/01/09	Ba1	1,070	1,129,440
Notes
8.625%	08/01/15	Ba1	360	396,248
Energy East Corp.,
Notes
6.75%	09/15/33	Baa2	630	626,113
Exelon Corp.,
Notes
4.90%	06/15/15	Baa2	155	141,530
FirstEnergy Corp.,
Notes
7.375%	11/15/31	Baa3	735	788,545
Florida Power & Light Co.,
First Mtge.
5.95%	10/01/33	Aa3	295	283,493
Indiana Michigan Power Co.,
Sr. Notes
5.05%	11/15/14	Baa2	460	426,171
National Rural Utilities Cooperative Finance Corp.,
Notes, Ser. MTNC
7.25%	03/01/12	A2	185	197,121
Nevada Power Co.,(h)
Mtge. Bonds, 144A
6.50%	05/15/18	Ba1	1,080	1,053,025

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Electric (cont’d.)
NiSource Finance Corp.,
Gtd. Notes
5.25%	09/15/17	Baa3	$650	$591,332
5.45%	09/15/20	Baa3	1,400	1,263,661
Ohio Edison(b)
Sr. Unsec. Notes
6.40%	07/15/16	Baa2	775	780,735
Oncor Electric Delivery Co.,
Debs.
6.375%	01/15/15	Baa2	345	345,800
Pacific Gas & Electric Co.,
First Mtge.
6.05%	03/01/34	Baa1	1,490	1,406,284
Pepco Holdings, Inc.,
Notes
5.50%	08/15/07	Baa2	565	562,971
PPL Electric Utilities Corp.,
Second Mtge.
6.25%	08/15/09	A3	1,500	1,519,643
Southern California Edison Co.,
First Mtge.
4.65%	04/01/15	A3	470	429,129
5.625%	02/01/36	A3	355	320,007
TXU Electric Delivery Co.,
Debs.
7.00%	09/01/22	Baa2	475	492,255
Sec. Notes
7.25%	01/15/33	Baa2	250	266,975
Xcel Energy, Inc.,
Sr. Notes
3.40%	07/01/08	Baa1	605	577,221
6.50%	07/01/36	Baa1	445	436,424
7.00%	12/01/10	Baa1	190	197,911

				20,947,634

Energy – Integrated — 0.1%
ConocoPhillips,
Sr. Notes
6.95%	04/15/29	A1	200	217,629
Marathon Oil Corp.,
Notes
6.125%	03/15/12	Baa1	310	312,808
Phillips Petroleum Co.,
Notes
8.75%	05/25/10	A1	1,505	1,663,286

				2,193,723

Energy – Other — 0.2%
Anadarko Finance,
7.50%	05/01/31	Baa1	5	5,372
Devon Energy Corp.,
Gtd. Notes
7.875%	09/30/31	Baa2	225	256,942
Sr. Notes
2.75%	08/01/06	Baa2	2,390	2,384,370

SEE NOTES TO FINANCIAL STATEMENTS.

B47

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Energy – Other (cont’d.)
Encana Corp.,
Bonds
6.50%	08/15/34	Baa2	$290	$288,898
Halliburton Co.,
Notes
5.50%	10/15/10	Baa1	150	148,582
Kerr-McGee Corp.,
Gtd. Notes
5.875%	09/15/06	Ba2	930	929,676
Occidental Petroleum Corp.,
Sr. Notes
6.75%	01/15/12	A3	735	773,354
Talisman Energy, Inc.,(b)
Notes
5.125%	05/15/15	Ba2	595	554,197
Valero Energy Corp.,
Notes
7.50%	04/15/32	Baa3	145	157,428
Woodside Petroleum Ltd.,(h)
Gtd. Notes, 144A
5.00%	11/15/13	Baa1	1,315	1,232,747
XTO Energy Inc.,
Sr. Unsec. Notes
5.65%	04/01/16	Baa3	325	308,178

				7,039,744

Foods — 0.4%
Archer-Daniels-Midland Co.,
Debs.
8.125%	06/01/12	A2	300	333,617
Bottling Group LLC,
Sr. Unsec. Notes
5.50%	04/01/16	A3	385	371,470
Cadbury Schweppes US Finance,(h)
Notes, 144A
3.875%	10/01/08	Baa2	810	776,624
Cargill, Inc.,(h)
Notes, 144A
3.625%	03/04/09	A2	1,875	1,779,407
ConAgra Foods, Inc.,
Notes
7.875%	09/15/10	Baa2	430	460,090
General Mills, Inc.,
Notes
5.125%	02/15/07	Baa2	350	348,842
Heinz Co.,(h)
Notes, 144A
6.428%	12/01/08	Baa1	1,290	1,310,627
Kellogg Co.,
Notes
6.60%	04/01/11	Baa1	1,875	1,936,910
Kraft Foods, Inc.,
Notes
4.625%	11/01/06	A3	2,700	2,690,719
5.25%	06/01/07	A3	300	298,186
5.625%	11/01/11	A3	850	837,229

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Foods (cont’d.)
PepsiAmericas, Inc.,
Notes
6.375%	05/01/09	Baa1	$1,530	$1,552,350
Safeway, Inc.,
Sr. Unsec. Notes
7.25%	02/01/31	Baa2	135	137,013
The Kroger Co.,
Gtd. Notes
6.75%	04/15/12	Baa2	45	46,198
6.80%	04/01/11	Baa2	670	687,851
Sr. Notes
7.00%	05/01/18	Baa2	565	574,921
Tricon Global Restaurants,
Sr. Notes
8.875%	04/15/11	Baa2	180	200,474
Tyson Foods, Inc.,
Notes
8.25%	10/01/11	Baa3	95	100,573
Sr. Notes
7.25%	10/01/06	Baa3	405	406,214
Sr. Unsec. Notes
6.60%	04/01/16	Baa3	735	718,435

				15,567,750

Gaming — 0.1%
Harrahs Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3	625	609,749
5.75%	10/01/17	Baa3	685	624,024
Notes
6.50%	06/01/16	Baa3	950	925,665
Mandalay Resorts Group,(b)
Sr. Sub. Notes
9.375%	02/15/10	Ba3	10	10,525
Station Casinos Inc.,
6.625%	03/15/18	B1	1,500	1,357,500

				3,527,463

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories,
Notes
5.60%	05/15/11	A1	770	765,738
5.875%	05/15/16	A1	1,865	1,849,023
Baxter International, Inc.,
Sr. Unsec. Notes
5.196%	02/16/08	Baa1	860	852,479
Boston Scientific Corp.,
Sr. Notes
6.40%	06/15/16	Baa3	1,975	1,923,963
Bristol-Myers Squibb Co.,
Notes
5.75%	10/01/11	A1	555	553,521
Cardinal Health, Inc.,
Unsub. Notes
5.85%	12/15/17	Baa2	1,305	1,244,286

SEE NOTES TO FINANCIAL STATEMENTS.

B48

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Healthcare & Pharmaceutical (cont’d.)
Genentech, Inc.,
Sr. Notes
4.75%	07/15/15	A1	$890	$815,066
Laboratory Corp. of America,
Sr. Unsec. Notes
5.625%	12/15/15	Baa3	730	698,298
Merck & Co., Inc.,
Debs.
5.95%	12/01/28	Aa3	165	154,124
Pharmacia Corp.,
Debs.
6.60%	12/01/28	Aaa	185	198,090
Schering-Plough Corp.,(g)
Sr. Notes
5.55%	12/01/13	Baa1	1,580	1,531,576
Teva Pharmaceutical Finance LLC,
Bonds
6.15%	02/01/36	Baa2	1,295	1,162,805
Wyeth,
Unsub. Notes
5.50%	03/15/13	Baa1	910	885,908
5.50%	02/01/14	Baa1	685	661,877
6.45%	02/01/24	Baa1	475	475,962

				13,772,716

Healthcare Insurance — 0.2%
Aetna Inc.,
Sr. Unsub. Notes
5.75%	06/15/11	A3	390	387,258
Anthem, Inc.,
Notes
3.50%	09/01/07	Baa1	1,560	1,515,907
Coventry Health Care, Inc.,
Sr. Notes
6.125%	01/15/15	Ba1	990	941,205
United Health Group, Inc.,
Sr. Unsec. Notes
5.25%	03/15/11	A2	1,350	1,314,340
5.375%	03/15/16	A2	650	614,912
5.80%	03/15/36	A2	600	537,055
Wellpoint, Inc.,
Notes
5.00%	12/15/14	Baa1	860	799,879
5.95%	12/15/34	Baa1	455	417,779

				6,528,335

Insurance — 0.2%
Allstate Corp. (The),
Sr. Notes
5.55%	05/09/35	A1	145	126,684
5.95%	04/01/36	A1	540	496,247
American International Group, Inc.,
Notes
4.25%	05/15/13	Aa2	1,080	981,742
Notes, 144A(h)
5.05%	10/01/15	Aa2	180	167,923

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Insurance (cont’d.)
AXA SA (France),
Sub. Notes
8.60%	12/15/30	A3	$155	$184,465
Everest Reinsurance Holdings (Bermuda),
Notes
5.40%	10/15/14	A3	615	575,348
Liberty Mutual Group, Inc.,(h)
Gtd. Notes, 144A
7.00%	03/15/34	Baa3	720	664,818
Marsh & McLennan Cos., Inc.,
Sr. Unsec. Notes
5.15%	09/15/10	Baa2	265	255,787
MetLife, Inc.,
Notes
6.125%	12/01/11	A2	335	340,750
Sr. Notes
5.70%	06/15/35	A2	1,020	909,890
6.375%	06/15/34	A2	70	68,710
St. Paul Travelers
Sr. Unsec. Notes
6.75%	06/20/36	A3	685	676,320
W.R. Berkley Corp.,
Sr. Notes
5.60%	05/15/15	Baa2	555	523,848
6.15%	08/15/19	Baa2	460	437,731
XL Capital Ltd.,
Sr. Notes
5.25%	09/15/14	A3	85	78,376

				6,488,639

Lodging — 0.1%
Carnival Corp.,
Gtd. Notes
3.75%	11/15/07	A3	2,205	2,142,380
P&O Princess,
Notes
7.30%	06/01/07	A3	260	263,008
Royal Caribbean Cruises Ltd.,
Sr. Notes
8.00%	05/15/10	Ba1	1,770	1,850,530

				4,255,918

Media & Entertainment — 0.2%
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes
7.30%	10/15/06	Baa2	660	662,508
CBS Corp.,
Gtd. Notes
7.88%	07/30/30	Baa3	320	335,828
Chancellor Media Corp.,
Gtd. Notes
8.00%	11/01/08	Baa3	575	597,828
Clear Channel Communications, Inc.,
Sr. Notes
4.40%	05/15/11	Baa3	85	77,032
Sr. Unsec. Notes
6.25%	03/15/11	Baa3	150	147,302

SEE NOTES TO FINANCIAL STATEMENTS.

B49

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Media & Entertainment (cont’d.)
Historic TW Inc.,
Gtd. Notes
9.15%	02/01/23	Baa2	$505	$598,866
News America, Inc.,
Gtd. Notes
7.625%	11/30/28	Baa2	1,050	1,111,631
Time Warner Cos., Inc.,
Debs.
7.25%	10/15/17	Baa2	790	827,136
Time Warner, Inc.,
Gtd. Notes
6.75%	04/15/11	Baa2	1,570	1,609,575
7.70%	05/01/32	Baa2	75	81,514
Viacom Inc.,(h)
Sr. Notes, 144A
6.25%	04/30/16	Baa3	650	630,987
6.875%	04/30/36	Baa3	680	656,241
Walt Disney Co.,
Sr. Notes
5.375%	06/01/07	A3	225	224,406

				7,560,854

Metals — 0.1%
Alcan, Inc.,
Notes
5.00%	06/01/15	Baa1	600	554,362
5.20%	01/15/14	Baa1	105	99,479
Noranda Inc.,
Notes
6.20%	06/15/35	Baa3	835	738,626
Southern Copper Corp.,(h)
Notes, 144A
7.50%	07/27/35	Baa2	955	911,766
United States Steel Corp.,
Sr. Notes
10.75%	08/01/08	Ba1	770	827,750
Vale Overseas Ltd.,
Gtd. Notes
8.25%	01/17/34	Baa3	140	151,025

				3,283,008

Municipals
Illinois St., Taxable Pension, G.O.,
5.10%	06/01/33	Aa3	975	874,097

Non Captive Finance — 0.4%
Berkshire Hathaway,
Gtd. Notes
4.75%	05/15/12	Aaa	830	785,894
Capital One Bank Corp.,
Notes
6.50%	06/13/13	Baa1	20	20,452
Capital One Financial Corp.,
Notes
5.50%	06/01/15	Baa1	265	250,627
CIT Group Funding Co. (Canada),
Series WI
5.20%	06/01/15	A2	680	636,889

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Non Captive Finance (cont’d.)
CIT Group, Inc.,
Notes
4.25%	02/01/10	A2	$400	$380,926
Sr. Notes
5.50%	11/30/07	A2	990	986,728
General Electric Capital Corp.,
Notes
5.50%	04/28/11	Aaa	2,605	2,585,435
Notes, MTN(b)
4.875%	10/21/10	Aaa	1,070	1,039,321
Notes, Ser. A, MTN
6.125%	02/22/11	Aaa	5	5,094
6.75%	03/15/32	Aaa	850	907,310
Household Finance Corp.,
Notes
4.75%	05/15/09	Aa3	370	361,275
4.75%	07/15/13	Aa3	150	139,448
6.375%	10/15/11	Aa3	790	807,333
Icici Bank Ltd.,(h)
Notes, 144A
5.75%	11/16/10	Baa2	1,070	1,036,308
International Lease Finance Corp.,
Notes
3.50%	04/01/09	A1	580	547,289
MUFG Capital Finance 1 Ltd.,
Gtd. Notes
6.346%	07/29/49	Baa2	800	771,672
Residential Capital Corp.,
Gtd. Notes
6.00%	02/22/11	Baa3	1,630	1,579,429
Sr. Unsec. Notes
6.375%	06/30/10	Baa3	480	473,468

				13,314,898

Paper — 0.1%
Plum Creek Timberlands,
Gtd. Notes
5.875%	11/15/15	Baa3	690	659,120
Stora Enso OYJ,(h)
Bonds, 144A
7.25%	04/15/36	Baa2	820	800,441
Weyerhaeuser Co.,
Notes
7.375%	03/15/32	Baa2	730	739,067

				2,198,628

Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes
4.00%	10/15/09	Baa3	1,680	1,584,591
Duke Energy Field Services, Inc.,
Notes
7.875%	08/16/10	Baa2	1,760	1,881,126
Enterprise Products Operating LP,
Ser. B, Gtd. Notes
6.875%	03/01/33	Baa3	140	136,891
Ser. B, Sr. Notes
4.00%	10/15/07	Baa3	780	758,924

SEE NOTES TO FINANCIAL STATEMENTS.

B50

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Pipelines & Other (cont’d.)
Kinder Morgan Finance Co. ULC,
Gtd. Notes
5.70%	01/05/16	Baa2	$735	$638,181
Oneok Inc.,
Sr. Notes
5.51%	02/16/08	Baa2	1,290	1,281,642
Sempra Energy,
Sr. Notes
4.621%	05/17/07	Baa1	630	623,861
Sr. Unsec. Notes
6.00%	02/01/13	Baa1	90	89,567

				6,994,783

Railroads — 0.1%
Burlington Northern Santa Fe Corp.,
Debs.
6.70%	08/01/28	Baa2	670	700,039
Norfolk Southern Corp.,
Bonds
7.80%	05/15/27	Baa1	18	20,949
Sr. Unsec. Notes
5.64%	05/17/29	Baa1	477	442,961
Union Pacific Corp.,
Notes
3.625%	06/01/10	Baa2	1,375	1,272,058
6.625%	02/01/08	Baa2	1,390	1,408,211
6.65%	01/15/11	Baa2	750	775,531

				4,619,749

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partners LP,
Gtd. Notes
5.75%	04/01/12	Baa3	1,295	1,267,537
EOP Operating LP,
Sr. Notes
5.125%	03/15/16	Baa1	345	318,783
Mack-Cali Realty LP,
Notes
7.25%	03/15/09	Baa2	1,270	1,304,774
Post Apartment Homes LP,
Notes
6.30%	06/01/13	Baa3	660	657,429
Sr. Notes
5.45%	06/01/12	Baa3	435	414,086
Simon Property Group LP,
Unsec. Notes
5.75%	05/01/12	Baa1	1,500	1,477,731
Ventas Realty LP,
Sr. Notes
6.625%	10/15/14	Ba2	770	746,900

				6,187,240

Retail — 0.2%
Dayton Hudson Corp.,
Notes
7.50%	07/15/06	A2	1,150	1,151,031

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Retail (cont’d.)
Gap, Inc.,
Notes
6.90%	09/15/07	Baa3	$1,230	$1,237,537
Home Depot, Inc.,
Sr. Unsec. Notes
5.40%	03/01/16	Aa3	2,860	2,741,542
JC Penney Corp, Inc.,
Debs.
7.95%	04/01/17	Baa3	905	1,011,098
May Department Stores Co.,
Gtd. Notes
8.50%	06/01/19	Baa1	225	260,444
Notes
6.65%	07/15/24	Baa1	145	142,020
Wal-Mart Stores, Inc.,
Bonds
5.25%	09/01/35	Aa2	1,370	1,195,363

				7,739,035

Structured Notes
Trains HY-1 2006(b)(h)
Sec. Notes, 144A
7.548%	05/01/16	B1	1,400	1,372,000

Technology — 0.3%
Computer Associates International, Inc.,(h)
Sr. Notes, 144A
5.25%	12/01/09	Ba1	1,175	1,119,676
Equifax, Inc.,
Notes
4.95%	11/01/07	Baa1	320	315,213
First Data Corp.,
Notes
4.85%	10/01/14	A2	540	502,048
Freescale Simiconductor, Inc.,
Sr. Notes
6.875%	07/15/11	Ba1	2,000	2,010,000
International Business Machines Corp.,
Debs.
5.875%	11/29/32	A1	1,150	1,100,226
Jabil Circuit, Inc.,
Sr. Notes
5.875%	07/15/10	Baa3	1,230	1,219,796
Motorola, Inc.,
Notes
4.608%	11/16/07	Baa2	950	936,328
7.625%	11/15/10	Baa2	120	128,505
Oracle Corp. and Ozark Holding Inc.,(h)
Notes, 144A
5.00%	01/15/11	A3	980	945,774
Seagate Technology HDD Holdings,
Gtd. Notes
8.00%	05/15/09	Ba2	1,225	1,255,625
Xerox Corp.,
Sr. Unsec. Notes
6.40%	03/15/16	Ba2	1,725	1,627,969

				11,161,160

SEE NOTES TO FINANCIAL STATEMENTS.

B51

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Telecommunications — 0.6%
ALLTEL Ohio LP,(h)
Gtd. Notes, 144A
8.00%	08/15/10	A2	$680	$728,553
America Movil SA de CV,
Unsec. Notes
6.375%	03/01/35	A3	580	504,148
AT&T Corp.,
Sr. Notes(b)
8.00%	11/15/31	A2	615	706,083
AT&T Wireless Services, Inc.,
Notes
8.125%	05/01/12	Baa2	640	704,279
Sr. Notes
8.75%	03/01/31	Baa2	539	660,827
BellSouth Corp.,
Notes
4.20%	09/15/09	A2	1,175	1,120,193
British Telecom PLC (United Kingdom),
Bonds
7.00%	05/23/07	Baa1	1,265	1,276,721
8.875%	12/15/30	Baa1	210	258,091
Cingular Wireless LLC,
Sr. Notes
7.125%	12/15/31	Baa2	505	525,390
Deutsche Telekom International Finance BV (Netherlands),(g)
Gtd. Notes
8.25%	06/15/30	A3	295	340,592
Embarq Corp.,
Notes
7.082%	06/01/16	Baa3	350	348,077
7.995%	06/01/36	Baa3	940	944,797
France Telecom SA (France),
Notes
8.50%	03/01/31	A3	385	463,260
Koninklijke (Royal) KPN NV (Netherlands),
Sr. Notes
8.00%	10/01/10	Baa2	530	562,158
Nextel Communications, Inc.,
Sr. Notes
5.95%	03/15/14	Baa2	1,160	1,114,347
SBC Communications Inc.,
Notes
4.125%	09/15/09(b)	A2	1,070	1,016,561
5.30%	11/15/10	A2	1,260	1,229,332
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	Baa2	295	297,185
8.75%	03/15/32	Baa2	230	277,357
Telecom de Puerto Rico,
Gtd. Notes
6.80%	05/15/09	Baa1	3,065	3,109,701
Telecom Italia Capital,
Gtd. Notes
5.25%	11/15/13	Baa2	320	295,829
6.375%	11/15/33	Baa2	395	357,141

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
Telefonica Emisiones SAU,
Gtd. Notes
6.421%	06/20/16	Baa1	$580	$578,797
7.045%	06/20/36(b)	Baa1	1,270	1,269,308
Telus Corp.,
Notes
8.00%	06/01/11	Baa2	1,255	1,359,038
US Cellular Corp.,
Sr. Notes
6.70%	12/15/33	Baa3	470	439,420
Verizon Global Funding Corp.,
Bonds
5.85%	09/15/35	A3	750	652,460
Notes
7.75%	12/01/30	A3	105	113,248
Vodafone Group PLC (United Kingdom),
Notes
7.75%	02/15/10	A3	800	845,541

				22,098,434

Tobacco — 0.1%
Altria Group, Inc.,
Debs.
7.75%	01/15/27	Baa2	297	333,257
Notes
7.65%	07/01/08	Baa2	590	610,188
Reynolds American Inc.,(h)
Sec. Notes, 144A
7.625%	06/01/16	Ba2	1,900	1,857,250

				2,800,695

Foreign Government Bonds — 0.4%
Korea Development Bank (Korea),
Notes
4.75%	07/20/09	A3	1,180	1,144,530
Petrobras International Finance Co. (Cayman Islands),
Sr. Notes
9.75%	07/06/11	A2	225	254,250
Bonds
8.375%	12/10/18	Baa2	450	482,625
Quebec Province (Canada),(b)
Debs.
5.75%	02/15/09	Aa3	500	502,846
Notes
4.60%	05/26/15	Aa3	735	680,686
Republic of Italy (Italy),
Notes
5.375%	06/15/33	AA-(f)	800	744,762
Republic of Malaysia (Malaysia),
Bonds
7.50%	07/15/11	A3	300	319,668
Republic of South Africa (South Africa),
Notes
6.50%	06/02/14	Baa1	475	473,813
The Export-Import Bank of Korea (Korea),(h)
Notes, 144A
4.125%	02/10/09	A3	860	823,274

SEE NOTES TO FINANCIAL STATEMENTS.

B52

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Foreign Government Bonds (cont’d.)
United Mexican States Global Bond (Mexico),
Bonds, Ser MTN
8.30%	08/15/31	Baa1	$965	$1,114,575
Notes
5.875%	01/15/14	Baa1	3,145	3,050,649
8.125%	12/30/19	Baa1	930	1,050,900
8.375%	01/14/11	Baa1	1,520	1,656,799

				12,299,377

Mortgage Backed Securities — 8.4%
Federal Home Loan Mortgage Corp.,
4.50%	07/01/20-07/01/20(e)		7,873	7,439,394
5.00%	TBA		6,000	5,602,500
5.00%	07/01/18-05/01/34(e)		13,486	12,892,663
5.262%	12/01/35(e)		4,405	4,294,456
5.50%	12/01/33-04/01/34(e)		11,738	11,306,200
5.50%	TBA		8,000	7,682,496
6.00%	3/01/32-12/01/33(e)		4,084	4,040,008
6.00%	07/01/34(e)		5,000	4,921,875
6.50%	12/01/14(e)		561	567,074
7.00%	3/01/31-11/01/33(e)		5,766	5,910,175
Federal National Mortgage Assn.,
4.00%	06/01/19(e)		2,374	2,193,478
4.50%	11/01/18-01/01/35(e)		16,738	15,679,739
4.981%	07/01/33(e)		1,142	1,137,686
5.00%	TBA		17,500	16,567,970
5.00%	01/01/19-07/01/35(e)		42,193	39,707,731
5.50%	TBA		7,500	7,359,375
5.50%	TBA		28,500	27,368,891
5.50%	03/01/16-10/01/35(e)		53,518	51,665,102
6.00%	TBA		10,500	10,332,651
6.00%	04/01/13-02/01/35(e)		23,108	22,852,585
6.50%	07/01/17-10/01/34(e)		5,543	5,587,412
7.00%	08/01/11-03/01/32(e)		1,901	1,948,319
7.50%	06/01/12-05/01/32(e)		1,592	1,636,451
Government National Mortgage Assn.,
5.50%	TBA		14,000	13,566,868
5.50%	8/15/33-02/15/34(e)		2,037	1,977,626
6.00%	02/15/33-06/20/34(e)		3,230	3,206,079
6.50%	02/15/24-07/15/35(e)		8,199	8,312,465
8.00%	01/15/24-04/15/25(e)		290	307,158

				296,064,427

U.S. Government Agency Obligations — 2.1%
Federal Farm Credit Bank,
4.125%	07/17/09		1,180	1,137,368
5.375%	07/18/11(b)		3,980	3,960,327
Federal Home Loan Bank,
4.25%	04/16/07		9,880	9,781,813
4.50%	05/13/11		160	153,198
5.125%	06/18/08		15,545	15,445,730
5.375%	07/17/09(b)		1,900	1,897,664
5.625%	06/13/16		2,090	2,064,262

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
U.S. Government Agency Obligations (cont’d.)
Federal Home Loan Mortgage Corp.,
4.75%	01/18/11		$325	$315,369
4.90%	11/03/08		7,840	7,717,547
5.25%	05/21/09(b)		7,000	6,966,029
5.40%	02/28/11		8,150	8,066,161
5.75%	06/27/16		2,330	2,330,030
Federal National Mortgage Assn.,
4.25%	07/27/07		4,021	3,968,405
4.50%	02/15/11(e)		6,210	5,971,070
5.125%	04/15/11		2,360	2,324,425
5.375%	07/15/16		450	443,954
Tennessee Valley Authority,
5.88%	04/01/36		990	1,025,783

				73,569,135

U.S. Government Treasury Obligations — 2.9%
United States Treasury Bonds,
4.50%	02/15/36		4,987	4,471,549
5.375%	02/15/31(b)		1,850	1,881,942
6.00%	02/15/26(b)		2,215	2,399,295
6.875%	08/15/25		545	646,251
8.125%	08/15/21		3,995	5,150,118
8.75%	08/15/20		620	830,316
9.00%	11/15/18		987	1,319,033
9.125%	05/15/18		730	977,573
United States Treasury Inflation Index Securites,
.875%	04/15/10		4,378	4,130,116
1.625%	01/15/15		2,973	2,771,754
1.875%	07/15/15-07/15/15		5,861	5,598,825
2.00%	07/15/14-01/15/26		10,422	9,952,584
2.375%	01/15/25-01/15/25		5,628	5,516,830
3.00%	07/15/12		3,437	3,539,760
3.375%	01/15/12-04/15/32		1,837	2,032,890
3.50%	01/15/11		1,851	1,935,844
3.625%	04/15/28-04/15/28		5,237	5,766,777
3.875%	01/15/09-04/15/29		13,347	14,435,772
4.25%	01/15/10		1,795	1,906,801
8.875%	02/15/19		715	950,056
United States Treasury Notes,
4.00%	06/15/09		680	659,095
4.75%	05/15/14		130	126,816
4.875%	04/30/11-05/31/11(b)		14,280	14,134,979
United States Treasury Strips, I/O,
Zero	05/15/18		1,248	668,532
Zero	02/15/19		11,340	5,839,657
Zero	05/15/19(b)		6,005	3,036,680

				100,679,845

TOTAL LONG-TERM BONDS (cost $902,896,372)				875,717,016

TOTAL LONG-TERM INVESTMENTS (cost $2,979,398,480)				3,158,363,367

SEE NOTES TO FINANCIAL STATEMENTS.

B53

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

SHORT-TERM INVESTMENTS — 18.2%
U.S. Government Obligation — 0.1%
United States Treasury Bill (i)
4.79%	09/21/06		$3,500	$3,462,795

			Shares
Affiliated Money Market Mutual Fund — 18.1%
Dryden Money Market Core Investment Fund —Dryden Short-Term Bond Series(d)			106,554,971	106,642,640
Dryden Core Investment Fund — Taxable Money Market Series (includes $260,889,198 of cash collateral for securities lending) (Note 4)(c)(d)			525,795,895	525,795,895

				632,438,535

TOTAL SHORT-TERM INVESTMENTS (cost $635,812,680)				635,901,330

	Contracts	Value (Note 2)
OUTSTANDING OPTIONS PURCHASED
Call Options
90 Day Euro, expiring 09/18/06 @ $95.25 (cost $56,842)	49	$306

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN — 108.7% (cost $3,615,268,002)		3,794,265,003

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro, expiring 09/18/06 @ $95.75 (premium received $25,846)	49	(306)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 108.7% (cost $3,615,242,156)		3,794,264,697

LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (8.7%)		(304,036,457)

TOTAL NET ASSETS — 100.0%		$3,490,228,240

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
TBA	Securities purchased on a forward commitment basis

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $252,833,903; cash collateral of $260,889,198 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of Dryden Core Investment Fund-Taxable Money Market Series and the Dryden Core Investment Fund – Dryden Short-Term Bond Series.

(e)	Security segregated as collateral for TBAs.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security.

(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(i)	Security segregated as collateral for futures contracts.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation (Depreciation)
Long Positions:
114	U.S. Treasury 20 Yr. Bond	Sep. 06	$12,162,440	$12,158,813	$(3,627)
70	U.S. Treasury 10 Yr. Note	Sep. 06	7,375,319	7,340,156	(35,163)
558	U.S. Treasury 5 Yr. Note	Sep. 06	58,005,844	57,700,687	(305,157)
20	U.S. Treasury 2 Yr. Note	Sep. 06	4,071,296	4,055,625	(15,671)
125	Eurodollar 90 Day Futures	Sep. 06	29,554,101	29,506,250	(47,851)
113	S&P 500	Sep. 06	36,538,550	36,143,050	(395,500)

					(802,969)

Short Positions:
65	U.S. Treasury 5 Yr. Note	Sep. 06	6,768,049	6,721,406	46,643

					$(756,326)

SEE NOTES TO FINANCIAL STATEMENTS.

B54

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Affiliated Money Market Mutual Fund (including 7.5% of collateral received for securities on loan)	18.1%
Mortgage Backed Securities	8.4
Financial Services	6.8
Oil, Gas & Consumable Fuels	6.1
Drugs & Medical Supplies	4.9
Banks & Savings & Loans	4.1
Insurance	3.7
Retail	3.4
Telecommunications	3.4
U.S. Government Treasury Obligations	2.9
Commercial Mortgage Backed Securities	2.8
Food & Beverage	2.8
Diversified Operations	2.6
Computer Services	2.4
Semiconductors & Semiconductor Equipment	2.3
U.S. Government Agency Obligations	2.1
Aerospace/Defense	2.0
Computers	1.9
Media	1.6
Utilities – Electric	1.4
Asset Backed Securities	1.1
Electronics	1.1
Restaurants	1.1
Trucking & Shipping	1.1
Energy	1.0
Pharmaceuticals	1.0
Tobacco	1.0
Construction	0.9
Chemicals	0.8
Household Products	0.8
Media & Entertainment	0.8
Autos – Cars & Trucks	0.7
Apparel	0.6
Electric	0.6
Household & Personal Care Products	0.6
Banking	0.5
Capital Goods	0.5
Hospital Management	0.5
Software	0.5
Collateralized Mortgage Obligations	0.4
Foods	0.4
Foreign Government Bonds	0.4
Healthcare & Pharmaceutical	0.4
Machinery & Equipment	0.4
Metals – Non Ferrous	0.4
Metals & Mining	0.4
Non Captive Finance	0.4
Real Estate Investment Trusts	0.4
Technology	0.4
Biotechnology	0.3
Brokerage	0.3
Diversified Financial Services	0.3
Healthcare Providers & Services	0.3
Leisure	0.3
Manufacturing	0.3
Metal – Steel	0.3
Office Equipment & Supplies	0.3
Utilities	0.3
Cable	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

B55

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Energy – Other	0.2%
Forest Products	0.2
Healthcare	0.2
Healthcare Insurance	0.2
Internet Software & Services	0.2
Metals	0.2
Pipelines & Other	0.2
Automotive	0.1
Building Materials & Construction	0.1
Consumer Services	0.1
Distribution/Wholesaler	0.1
Energy – Integrated	0.1
Energy Equipment & Services	0.1
Gaming	0.1
Healthcare Technology	0.1
Lodging	0.1
Mining	0.1
Paper	0.1
Railroads	0.1
Telecommunications Services	0.1
Transportation	0.1
U.S. Government Obligations	0.1

108.7
Liabilities in excess of other assets	(8.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B56

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 95.2%		Value (Note 2)
COMMON STOCKS	Shares

Australia — 1.5%
AWB Ltd.	271,500	$873,587
BlueScope Steel Ltd.	251,400	1,485,186
Commonwealth Bank of Australia	81,200	2,679,695
CSR Ltd.	173,200	431,163
Macquarie Bank Ltd.	54,900	2,814,944
Quantas Airways Ltd.	515,500	1,133,885
Santos Ltd.	82,000	737,306
Smorgon Steel Group Ltd.	936,900	1,169,637
Suncorp-Metway Ltd.	60,100	864,180
Telstra Corp. Ltd.	198,000	541,454

		12,731,037

Austria — 0.5%
Boehler-Uddeholm AG	23,200	1,268,562
Erste Bank der Oesterreichischen Sparkassen AG	31,452	1,770,063
Raiffeisen International Bank-Holding AG	11,800	1,024,801

		4,063,426

Belgium — 0.3%
Fortis	74,100	2,522,981

Bermuda — 0.3%
Tyco International Ltd.	89,500	2,461,250

Brazil — 0.9%
Banco Itau Holding Financeira, ADR	49,700	1,449,252
Cia de Concessoes Rodoviarias	82,300	664,966
Cia Vale do Rio Doce, ADR(b)	77,896	1,872,620
Gol Linhas Aereas Inteligentes SA, ADR	28,000	994,000
Localiza Rent A Car SA	18,000	340,736
Natura Cosmeticos SA	48,700	498,040
Petroleo Brasilerio SA, ADR	25,900	2,067,856

		7,887,470

Canada — 1.3%
Cameco Corp.	54,900	2,187,049
Canadian National Railway Co.	50,400	2,201,473
Manulife Financial Corp.	112,600	3,567,735
Shoppers Drug Mart Corp.	24,800	899,758
Suncor Energy, Inc.	27,800	2,249,800

		11,105,815

China — 0.3%
China Life Insurance Co.	1,219,000	1,922,762
Focus Media Holding Ltd., ADR(a)	12,700	827,532

		2,750,294

Colombia — 0.1%
BanColombia SA, ADR	26,400	636,240

Denmark — 0.2%
Danske Bank A/S	36,600	1,393,246

Finland — 0.3%
Perlos Oyj	73,300	694,720
Rautaruukki Oyj	53,600	1,619,319

		2,314,039

France — 5.5%
Arkema(a)	530	20,683
BNP Paribas SA	80,960	7,750,861
Cie Generale D’Optique Essilor International SA	24,000	2,415,870

SEE NOTES TO FINANCIAL STATEMENTS.

B57

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

France (cont’d.)
Ciments Francais	5,200	$863,973
CNP Assurances	10,300	979,503
Compagnie Generale des Etablissements Michelin “Class B”	24,600	1,478,838
Credit Agricole SA	58,900	2,241,248
Eurazeo	9,975	988,148
Iliad SA	10,400	869,959
L’Oreal SA	70,800	6,687,618
LVMH Moet Hennessy Louis Vuitton SA	39,800	3,950,322
Natexis Banques Populaires	5,700	1,311,577
Peugeot SA	26,000	1,617,871
Rallye SA	13,400	595,590
Renault SA	11,800	1,267,795
Schneider Electric SA	8,900	927,759
Societe Generale	5,300	779,581
Technip SA	28,700	1,589,489
Total SA	21,200	1,395,111
Total SA, ADR	83,300	5,457,816
Valeo SA	30,700	1,093,189
Vinci SA	24,200	2,493,266

		46,776,067

Republic of Germany — 3.9%
BASF AG	39,300	3,153,732
Bayer AG	21,600	994,037
Bijou Brigitte AG	2,050	548,271
Celesio AG	12,300	1,118,725
Continental AG	20,800	2,128,872
DaimlerChrysler AG	24,800	1,223,141
Deutsche Bank AG	21,900	2,463,866
Deutsche Telekom AG	57,400	922,858
E.ON AG	32,500	3,741,223
MAN AG	29,500	2,138,649
Salzgitter AG	12,200	1,029,111
SAP AG	20,500	4,323,766
Siemens AG	61,100	5,318,106
Solarworld AG	10,400	653,932
ThyssenKrupp AG	60,200	2,055,869
TUI AG	45,600	904,616

		32,718,774

Greece — 0.7%
Coca Cola Hellenic Bottling Co., SA, ADR	54,900	1,657,980
EFG Eurobank Ergasias	36,240	1,004,928
Motor Oil Hellas Corinth Refineries SA	31,000	826,318
National Bank of Greece SA, ADR(b)	262,100	2,096,800

		5,586,026

Hong Kong — 0.8%
Chaoda Modern Agriculture	1,203,600	751,640
CITIC International Financial Holdings Ltd.	1,621,000	913,160
Citic Pacific Ltd.	324,500	956,833
Esprit Holdings Ltd.	141,500	1,155,132
Hopson Devolpment Holdings Ltd.	218,000	449,120
Li & Fung Ltd.	1,081,600	2,186,513

		6,412,398

SEE NOTES TO FINANCIAL STATEMENTS.

B58

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

India — 0.7%
HDFC Bank Ltd., ADR	46,500	$2,536,575
Infosys Technologies Ltd., ADR	47,000	3,591,270

		6,127,845

Ireland — 0.6%
Anglo Irish Bank Corp. PLC (Great Britain)	13,100	203,580
Anglo Irish Bank Corp. PLC (Ireland)	128,800	2,009,849
Iaws Group	32,400	571,889
Irish Life & Permanent PLC	86,900	2,080,718

		4,866,036

Israel — 0.2%
Teva Pharmaceutical Industries Ltd., ADR	67,300	2,126,007

Italy — 1.7%
Azimut Holdings SpA	46,700	486,813
Banche Popolari Unite Scpa	33,200	859,056
Benetton Group SpA	103,000	1,538,749
ENI SpA	97,900	2,883,794
IFIL – Investments SpA	163,900	930,785
Luxottica Group SpA	137,300	3,730,034
Saipem SpA	121,000	2,753,271
Sanpaolo IMI SpA	53,700	949,914

		14,132,416

Japan — 10.9%
Aeon Credit Service Co. Ltd.	41,900	1,017,843
Aeon Mall Co. Ltd.	23,500	987,723
Alpine Electronics, Inc.	41,600	572,527
Alps Electric Co. Ltd.	49,700	621,033
Asahi Breweries Ltd.	89,400	1,255,381
Asahi Kasei Corp.	226,100	1,475,854
Capcom Co. Ltd.	93,200	1,117,358
Chiyoda Corp.	48,000	981,475
Cosmo Oil Co. Ltd.	303,300	1,364,903
Daiwa Securities Group, Inc.	89,400	1,065,551
Denki Kagaku Kogyo K K	224,900	935,446
Denso Corp.	111,600	3,647,186
Hitachi Ltd.	202,900	1,340,374
Hokkaido Electric Power Co., Inc.	53,200	1,262,129
Hokuetsu Paper Mills Ltd.	113,900	664,848
Honda Motor Co. Ltd.	95,400	3,026,057
Honeys Co. Ltd.	15,200	650,821
Hosiden Corp.	51,900	537,413
Hoya Corp.	58,000	2,062,740
JS Group Corp.	30,800	647,274
Kaken Pharmaceutical Co. Ltd.	129,500	972,042
Kansai Electric Power Co., Inc. (The)	72,300	1,617,337
Keyence Corp.	9,950	2,540,537
KK Davinci Advisors(a)	690	681,318
Komatsu Ltd.	239,000	4,751,180
Kurabo Industries Ltd.	173,100	549,068
Kyowa Hakko Kogyo Co. Ltd.	118,000	794,984
Kyushu Electric Power Co., Inc.	30,700	713,579
Marubeni Corp.	191,700	1,021,819
MISUMI Group, Inc.	32,200	602,132
Mitsubishi UFJ Financial Group, Inc.	466	6,515,204
Mori Seiki Co. Ltd.	30,100	650,974
Nippon Oil Corp.	284,200	2,076,120

SEE NOTES TO FINANCIAL STATEMENTS.

B59

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Japan (cont’d.)
Nippon Paper Group, Inc.	261	$1,067,354
Nippon Telegraph and Telephone Corp.	700	3,431,492
Nissan Motor Co. Ltd.	200,100	2,185,643
Nitto Denko Corp.	15,600	1,110,975
NSK Ltd.	110,400	915,498
NTT DoCoMo, Inc.	2,100	3,082,838
Okasan Holdings, Inc.	81,100	779,535
ORIX Corp.	23,400	5,715,047
Osaka Gas Co. Ltd.	439,300	1,412,639
Point, Inc.	10,000	564,488
Rengo Co. Ltd.	118,900	898,711
Ricoh Co. Ltd.	95,600	1,875,411
Ryohin Kiekaku Co. Ltd.	9,300	762,268
Santen Pharmaceutical Co. Ltd.	26,700	634,603
Sumitomo Trust & Banking Co. Ltd. (The)	31,200	340,790
Takeda Pharmaceutical Co. Ltd.	16,100	1,001,678
Takefuji Corp.	20,000	1,191,891
Tanabe Seiyaku Co. Ltd.	143,600	1,766,767
Tohoku Electric Power Co., Inc.	38,900	853,189
Toppan Printing Co. Ltd.	85,000	961,115
Toyota Motor Corp.	58,800	3,077,700
Toyota Motor Corp., ADR	59,828	6,257,411
UNY Co., Ltd.	41,500	611,766
Yamada Denki Co. Ltd.	17,900	1,825,350
Yokohama Rubber Co. Ltd. (The)	174,300	770,673

		91,815,062

Mexico — 1.0%
America Movil – Ser. L, ADR	80,618	2,681,355
America Movil SA de CV	1,629,500	2,722,718
Wal-Mart de Mexico SA de CV	1,003,300	2,804,330

		8,208,403

Netherlands — 1.3%
ABN AMRO Holding NV	22,700	621,047
Aegon NV	108,800	1,860,578
ING Groep NV	69,300	2,723,852
Qiagen NV(a)	71,300	966,681
Royal Dutch Shell PLC, ADR	30,500	2,042,890
Royal KPN NV	154,700	1,739,269
TomTom NV(a)	24,400	949,061

		10,903,378

New Zealand — 0.1%
Fisher & Paykel Appliances Holdings Ltd.	319,700	897,995

Norway — 0.5%
Norsk Hydro ASA	70,500	1,868,705
Statoil ASA	81,200	2,302,334

		4,171,039

Portugal — 0.1%
Energias de Portugal SA	231,100	907,457

Singapore — 0.6%
CapitaLand Ltd.	1,208,000	3,434,311
MobileOne Ltd.	433,700	567,179
Neptune Orient Lines Ltd.	432,800	494,910
Singapore Airlines Ltd.	128,000	1,027,008

		5,523,408

SEE NOTES TO FINANCIAL STATEMENTS.

B60

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

South Africa — 0.2%
MTN Group Ltd.	52,800	$389,556
Naspers Ltd.	24,700	419,831
Sasol Ltd.	23,600	905,161

		1,714,548

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	83,800	1,723,526
Banco Santander Central Hispano SA	146,800	2,144,272
Grupo Ferrovial SA	29,700	2,267,872
Inditex SA	88,700	3,741,638
Repsol YPF SA	93,200	2,669,056

		12,546,364

Sweden — 0.7%
Capio AB(a)	30,600	548,498
Electrolux AB, Ser. B	68,800	994,227
Husqvarna AB “Class B”(a)	68,800	829,319
Modern Times Group AB “Class B”	14,100	741,564
Modern Times Group AB “Redemption Shares”	14,100	48,275
Nordea Bank AB	244,700	2,924,124

		6,086,007

Switzerland — 5.1%
Baloise Holding AG	24,000	1,844,342
Credit Suisse Group	68,700	3,843,671
EFG International(a)	38,800	1,079,056
Georg Fischer AG(a)	2,500	1,073,576
Kuehne & Nagel International AG	27,000	1,965,564
Nobel Biocare Holding AG	4,200	997,137
Rieter Holding AG	2,200	845,773
Roche Holdings AG	47,300	7,819,172
SGS SA	1,640	1,556,092
Swisscom AG	2,900	954,767
Syngenta AG	8,200	1,089,935
Synthes, Inc.	26,500	3,197,211
UBS AG	70,327	7,714,872
UBS AG – New	68,130	7,467,523
Verwalt & Privat-Bank AG	2,578	546,682
Zurich Financial Services AG	5,900	1,293,362

		43,288,735

Taiwan — 0.4%
Himax Technologies, Inc., ADR(a)	65,900	376,948
HON HAI Precision Industry Co. Ltd., GDR	132,400	1,602,040
Taiwan Semiconductor Manufacturing Co. Ltd., SP, ADR	172,523	1,583,761

		3,562,749

United Kingdom — 10.0%
Alliance & Leicester PLC	76,000	1,638,700
AstraZeneca PLC	70,100	4,231,122
Aviva PLC	144,700	2,048,336
BAE Systems PLC	158,200	1,081,688
Barclays PLC	299,200	3,399,937
BG Group PLC	505,400	6,752,436
BP PLC	153,600	1,790,869
Bradford & Bingley PLC	178,100	1,530,632
BT Group PLC	756,400	3,346,500
Cairn Energy PLC(a)	39,500	1,601,855
Carphone Warehouse Group PLC	180,800	1,061,523

SEE NOTES TO FINANCIAL STATEMENTS.

B61

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United Kingdom (cont’d.)
CSR PLC(a)	45,600	$1,062,485
DSG International PLC	566,000	1,999,112
Firstgroup PLC	127,000	1,101,448
GKN PLC	263,300	1,329,232
GlaxoSmithKline PLC	37,400	1,045,017
Hanson PLC	70,700	858,305
HBOS PLC	491,800	8,548,772
House of Fraser PLC	379,200	932,626
Imperial Chemical Industries PLC	225,200	1,511,689
Interserve PLC	174,800	1,228,323
Legal & General Group PLC	359,600	852,834
Lloyds TSB Group PLC	346,200	3,402,654
Northern Foods PLC	211,500	310,932
Northern Rock PLC	140,700	2,601,846
Northumbrian Water Group PLC	225,900	1,024,502
Old Mutual PLC	319,100	963,313
Reckitt Benckiser PLC	127,800	4,773,860
Rolls-Royce Group PLC	558,700	4,277,268
Rotork PLC	51,500	652,357
Royal Bank of Scotland Group PLC (The)	57,300	1,883,969
Royal Dutch Shell PLC “Class B”	195,600	6,839,869
Shanks Group PLC	13,229	41,588
Standard Chartered PLC	106,700	2,604,508
Tate & Lyle PLC	99,500	1,114,101
Taylor Woodrow PLC	148,300	915,957
Tullow Oil PLC	91,300	644,943
Vedanta Resources Ltd.	61,300	1,545,054
Viridain Group PLC	46,100	815,405
Vodafone Group PLC	614,600	1,309,848

		84,675,415

United States — 43.0%
Air Products & Chemicals, Inc.	5,161	329,891
Alltel Corp.	25,800	1,646,814
Altria Group, Inc.	23,600	1,732,948
American Express Co.	35,900	1,910,598
American International Group, Inc.	44,300	2,615,915
Ameriprise Financial, Inc.	40,200	1,795,734
Amylin Pharmaceuticals, Inc.(a)(b)	67,684	3,341,559
Anheuser-Busch Cos., Inc.	64,700	2,949,673
Archer-Daniels-Midland Co.	87,278	3,602,836
AT&T, Inc.	91,400	2,549,146
Avon Products, Inc.	68,100	2,111,100
Baker Hughes, Inc.	66,200	5,418,470
Bank of America Corp.	114,800	5,521,880
Boston Scientific Corp.(a)	75,300	1,268,052
Bowater, Inc.	34,100	775,775
Bristol-Myers Squibb Co.	45,000	1,163,700
Burlington Northern Santa Fe Corp.	94,740	7,508,145
Cablevision Systems Corp. “Class A”(a)	20,500	439,725
Campbell Soup Co.	44,400	1,647,684
Caterpillar, Inc.	82,322	6,131,343
CB Richard Ellis Group, Inc.(a)	29,749	740,750
CBS Corp., “Class B”	39,800	1,076,590
Charles Schwab Corp. (The)	74,300	1,187,314
ChevronTexaco Corp.	79,700	4,946,182
Chicago Mercantile Exchange Holdings, Inc.(b)	8,382	4,116,819
Cisco Systems, Inc.(a)	204,369	3,991,327

SEE NOTES TO FINANCIAL STATEMENTS.

B62

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
Citigroup, Inc.	67,100	$3,236,904
Coca-Cola Co. (The)	74,600	3,209,292
Comcast Corp. “Class A”(a)(b)	245,391	8,034,101
Comcast Corp. “Special Class A”(a)	14,500	475,310
Deere & Co.	31,499	2,629,852
Dow Chemical Co. (The)	28,900	1,127,967
Dow Jones & Co., Inc.(b)	36,900	1,291,869
Duke Energy Corp.	94,700	2,781,339
E.I. du Pont de Nemours & Co.	57,700	2,400,320
Entergy Corp.	35,300	2,497,475
Exxon Mobil Corp.	78,300	4,803,705
Fannie Mae	33,800	1,625,780
FedEx Corp.	79,775	9,322,507
Fifth Third Bancorp	69,200	2,556,940
Genentech, Inc.(a)	115,170	9,420,906
General Dynamics Corp.	85,774	5,614,766
General Electric Co.	189,300	6,239,328
General Mills, Inc.	31,300	1,616,958
General Motors Corp.(b)	48,900	1,456,731
Genworth Financial, Inc.	74,345	2,590,180
Genzyme Corp.(a)	33,609	2,051,829
Goldman Sachs Group, Inc.	44,469	6,689,472
Halliburton Co.(b)	64,751	4,805,172
Hartford Financial Services Group, Inc.	27,700	2,343,420
Home Depot, Inc. (The)	125,335	4,485,740
Honeywell International, Inc.	85,000	3,425,500
Intel Corp.	132,700	2,514,665
International Business Machines Corp.	37,900	2,911,478
International Paper Co.(b)	91,600	2,958,680
J.P. Morgan Chase & Co.	146,800	6,165,600
Johnson & Johnson	53,100	3,181,752
KB Home	46,405	2,127,669
Las Vegas Sands Corp.(a)	57,418	4,470,565
Lehman Brothers Holdings, Inc.	92,040	5,996,406
Lennar Corp. “Class A”(b)	66,220	2,938,181
Liberty Media Holding Corp. – Interactive “Class A”(a)	86,400	1,491,264
Liberty Media Holding Corp. – Capital “Class A”(a)	18,480	1,548,070
Lincoln National Corp.	27,800	1,569,032
Lockheed Martin Corp.	35,173	2,523,311
Lowe’s Cos., Inc.(b)	100,411	6,091,935
Marsh & McLennan Cos., Inc.	141,700	3,810,313
Mellon Financial Corp.	74,200	2,554,706
Merck & Co., Inc.	102,000	3,715,860
Merrill Lynch & Co., Inc.	33,500	2,330,260
Microsoft Corp.(b)	161,700	3,767,610
Monsanto Co.	7,994	673,015
Morgan Stanley	46,000	2,907,660
Motorola, Inc.	175,260	3,531,489
Murphy Oil Corp.(b)	51,600	2,882,376
New York Times Co. (The) “Class A”	67,600	1,658,904
Newell Rubbermaid, Inc.	86,500	2,234,295
NiSource, Inc.	126,100	2,754,024
Nordstrom, Inc.	106,497	3,887,141
Nucor Corp.	24,000	1,302,000
Peabody Energy Corp.	54,626	3,045,400
Pfizer, Inc.	133,800	3,140,286
Praxair, Inc.	91,780	4,956,120

SEE NOTES TO FINANCIAL STATEMENTS.

B63

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
Procter & Gamble Co. (The)	136,019	$7,562,656
Progressive Corp. (The)	77,164	1,983,886
QUALCOMM, Inc.	114,603	4,592,142
Qwest Communications International, Inc.(a)(b)	171,400	1,386,626
RadioShack Corp.	67,800	949,200
Raytheon Co.	49,100	2,188,387
Schering-Plough Corp.	96,500	1,836,395
Schlumberger Ltd.	65,760	4,281,634
SLM Corp.	71,970	3,808,652
Sprint Nextel Corp.	126,500	2,528,735
St. Joe Co. (The)(b)	49,051	2,282,834
St. Paul Travelers Cos., Inc. (The)	50,200	2,237,916
Starbucks Corp.(a)(b)	81,671	3,083,897
State Street Corp.	41,000	2,381,690
Target Corp.(b)	50,828	2,483,964
Texas Instruments, Inc.	51,774	1,568,234
Time Warner Cos., Inc.	191,500	3,312,950
U.S. Bancorp	110,200	3,402,976
Union Pacific Corp.	97,444	9,058,394
United Technologies Corp.	40,059	2,540,542
UnitedHealth Group, Inc.	234,247	10,489,580
Verizon Communications, Inc.	68,600	2,297,414
Viacom, Inc. “Class B”(a)	34,400	1,232,896
Walgreen Co.	69,211	3,103,421
Wal-Mart Stores, Inc.(b)	76,786	3,698,782
Walt Disney Co.	75,900	2,277,000
Waste Management, Inc.	82,600	2,963,688
Wells Fargo & Co.(b)	25,854	1,734,286
Wyeth	46,900	2,082,829
Wynn Resorts Ltd.(a)(b)	86,729	6,357,236

		362,602,242

TOTAL LONG-TERM INVESTMENTS (cost $746,577,562)		803,514,169

SHORT-TERM INVESTMENTS — 9.3%
Affiliated Money Market Mutual Fund — 9.2%
Dryden Core Investment Fund — Taxable Money Market Series (includes $57,878,843 of cash collateral received for securities on loan) (Note 4)(c)(d)	77,723,318	77,723,318

	Interest Rate		Maturity Date	Principal Amount
U. S. Treasury Securities — 0.1%
U.S. Treasury Bills	4.68%	(e)	07/06/06	$600,000	599,798

TOTAL SHORT-TERM INVESTMENTS (cost $78,322,931)					78,323,116

TOTAL INVESTMENTS — 104.5% (cost $824,900,493)					881,837,285
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5%)					(38,210,050)

TOTAL NET ASSETS — 100.0%					$843,627,235

SEE NOTES TO FINANCIAL STATEMENTS.

B64

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $55,947,331; cash collateral of $57,878,843 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Represents yield to maturity as of June 30, 2006.

The industry classification of portfolio holdings and of the liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Diversified Financial Services	11.2%
Affiliated Money Market Mutual Fund (including 6.9% of collateral received for securities on loan)	9.2
Commercial Banks	8.9
Oil, Gas & Consumable Fuels	7.4
Telecommunications	5.5
Pharmaceuticals	4.2
Insurance	4.1
Retail	3.6
Media	2.8
Aerospace & Defense	2.6
Road & Rail	2.5
Automobiles	2.4
Utilities	2.4
Chemicals	2.3
Energy Equipment & Services	2.2
Food & Beverages	2.2
Machinery	2.2
Biotechnology	1.8
Hotels Restaurants & Leisure	1.8
Industrial Conglomerates	1.8
Metals & Mining	1.8
Food & Staples Retailing	1.5
Household Products	1.5
Electrical Equipment	1.4
Health Care Providers & Services	1.4
Household Durables	1.4
Auto Components	1.3
Textiles, Apparel & Luxury Goods	1.2
Air Freight & Logistics	1.1
Personal Products	1.1
Software	1.1
Real Estate	1.0
Health Care Equipment & Supplies	0.9
Construction	0.8
Commercial Services	0.7
Semiconductors & Semiconductor Equipment	0.7
Thrifts & Mortgage Finance	0.7
Paper & Forest Products	0.6
Trading Companies & Distributors	0.5
Airlines	0.4
IT Services	0.4
Computers & Peripherals	0.3
Building Materials	0.3
Internet	0.3
Marine	0.3
Electronics	0.2
Tobacco	0.2
Containers & Packaging	0.1
Life Sciences Tools & Services	0.1
U.S. Treasury Securities	0.1

104.5
Liabilities in excess of other assets	(4.5)

100%

SEE NOTES TO FINANCIAL STATEMENTS.

B65

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 100.7%	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Asset Backed Securities — 4.2%
Small Business Administration Participation Certificates,
Series 1996-20J, Class 1	7.20%	10/01/16		$ 5,123	$5,275,925
Series 1997-20A, Class 1	7.15%	01/01/17		4,681	4,817,398
Series 1997-20G, Class 1	6.85%	07/01/17		1,543	1,581,174
Series 1998-20I, Class 1	6.00%	09/01/18		3,251	3,277,585

					14,952,082

Collateralized Mortgage Obligations — 6.6%
Federal Home Loan Mortgage Corp.,
Series 2496, Class PM	5.50%	09/15/17		2,819	2,736,156
Series 2501, Class MC	5.50%	09/15/17		2,000	1,985,590
Series 2513, Class HC	5.00%	10/15/17		2,339	2,206,935
Series 2518, Class PV	5.50%	06/15/19		1,920	1,843,560
Federal National Mortgage Association,
Series 1993-29, Class PH	6.50%	01/25/23		389	388,557
Series 2002-18, Class PC	5.50%	04/25/17		5,000	4,961,562
Series 2002-57, Class ND	5.50%	09/25/17		2,600	2,580,512
Series 2002-94, Class HQ	4.50%	01/25/18		6,419	5,889,989
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A-3(a)	4.17%	02/25/34		754	733,231

					23,326,092

Commercial Mortgage Backed Securities — 6.0%
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A5	4.857%	07/10/43		1,750	1,627,665
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2000-WF1, Class A1	7.64%	02/15/32		838	855,365
Series 2004-T16, Class A5	4.60%	02/13/46		4,200	3,903,492
Series 2005-PWR8, Class A4	4.674%	06/11/41		1,750	1,602,921
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A4	4.686%	07/15/37		1,750	1,607,104
First Union National Bank Commercial Mortgage Trust,
Series 2000-C1, Class A1	7.739%	05/17/32		527	534,977
Series 2000-C2, Class A1	6.94%	10/15/32		740	743,043
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3	4.608%	01/10/40		6,800	6,364,798
Merrill Lynch Mortgage Trust, Series 2006-C1, Class ASB	5.844%	05/12/39		1,500	1,488,815
Morgan Stanley Capital I, Series 2005-T19, Class AAB	4.852%	06/12/47		1,375	1,304,452
Morgan Stanley Dean Witter I, Series 2001-TOP1, Class A2	6.32%	02/15/33		1,107	1,108,805

					21,141,437

Foreign Agency — 0.4%
International Bank for Reconstruction & Development	4.75%	02/15/35		1,670	1,453,638

Foreign Government Bonds — 1.6%
Australian Government Bond, Series 415	6.25%	04/15/15	AUD	2,075	1,591,629
Deutsche Bundesrepublik, Series 05	4.00%	01/04/37	EUR	1,000	1,212,182
Sweden Government Bond, Series 1041	6.75%	05/05/14	SEK	18,125	2,982,657

					5,786,468

Mortgage Backed Securities — 46.0%
Federal Home Loan Mortgage Corp.	4.75%	01/18/11		645	625,887
Federal Home Loan Mortgage Corp.	5.00%	06/01/33-05/01/34		12,230	11,465,591
Federal Home Loan Mortgage Corp.	5.25%	07/18/11		3,900	3,857,042
Federal Home Loan Mortgage Corp.	5.75%	06/27/16		1,305	1,305,017
Federal Home Loan Mortgage Corp.	6.00%	09/01/34		769	758,366
Federal Home Loan Mortgage Corp.	6.50%	06/01/08-09/01/32		1,392	1,406,222
Federal Home Loan Mortgage Corp.	7.00%	08/01/11-10/01/32		1,763	1,787,619
Federal Home Loan Mortgage Corp.	5.00%	TBA		5,500	5,135,625
Federal Home Loan Mortgage Corp.	6.00%	TBA		3,000	2,953,125
Federal National Mortgage Association(a)	4.073%	08/01/33		4,377	4,150,163
Federal National Mortgage Association(a)	4.252%	04/01/34		2,571	2,509,455

SEE NOTES TO FINANCIAL STATEMENTS.

B66

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS (Continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
Mortgage Backed Securities (cont’d.)
Federal National Mortgage Association(a)	4.438%	06/01/34	$2,382	$2,321,464
Federal National Mortgage Association(a)	4.876%	10/01/34	3,133	3,048,534
Federal National Mortgage Association	5.00%	08/01/18-03/01/34	16,272	15,560,185
Federal National Mortgage Association	5.375%	07/15/16	1,190	1,174,011
Federal National Mortgage Association(b)	5.50%	01/01/17-11/01/35	46,250	44,514,567
Federal National Mortgage Association	6.00%	11/01/14-01/01/36	9,964	9,835,962
Federal National Mortgage Association	6.276%	03/01/11	1,278	1,300,735
Federal National Mortgage Association	6.50%	11/01/09-10/01/32	5,567	5,617,152
Federal National Mortgage Association	7.00%	02/01/12-01/01/36	4,949	5,063,402
Federal National Mortgage Association	7.50%	12/01/06-10/01/12	475	485,127
Federal National Mortgage Association	8.00%	03/01/22-05/01/26	71	74,726
Federal National Mortgage Association	9.00%	02/01/25-04/01/25	307	333,561
Federal National Mortgage Association	5.00%	TBA	16,500	15,886,397
Federal National Mortgage Association	6.00%	TBA	4,500	4,428,279
Government National Mortgage Association	5.00%	07/15/33-07/01/34	4,972	4,710,840
Government National Mortgage Association	6.50%	07/15/32-08/15/32	1,149	1,163,998
Government National Mortgage Association	7.00%	03/15/23-08/15/28	2,573	2,654,507
Government National Mortgage Association	7.50%	12/15/25-02/15/26	549	574,752
Government National Mortgage Association	8.50%	09/15/24-04/15/25	663	716,083
Government National Mortgage Association	5.00%	TBA	3,000	2,838,750
Government National Mortgage Association	5.50%	TBA	4,500	4,360,779

				162,617,923

Municipal Bonds — 1.0%
New Jersey Economic Development Authority State Pension Funding, Series B	Zero	02/15/12	4,609	3,370,608

U.S. Government Agency Obligations — 17.2%
Federal Farm Credit Bank	4.125%	07/17/09	3,110	2,997,639
Federal Farm Credit Bank	5.375%	07/18/11	6,485	6,452,945
Federal Home Loan Bank	4.75%	08/13/10	3,755	3,656,127
Federal Home Loan Bank	5.125%	06/18/08	2,620	2,603,269
Federal Home Loan Bank	5.625%	06/13/16	1,170	1,155,591
Federal Home Loan Bank	6.045%	02/20/07	2,000	2,007,740
Federal Home Loan Mortgage Corp.(c)	5.25%	05/21/09	4,000	3,980,588
Federal National Mortgage Association	4.50%	02/15/11	10,115	9,725,826
Federal National Mortgage Association	5.30%	02/22/11	16,310	16,027,951
FICO Strip Principal	Zero	05/11/18	4,000	2,085,556
Tennessee Valley Authority, Series B	4.375%	06/15/15	9,850	9,082,448
Tennessee Valley Authority, Series B	5.88%	04/01/36	1,090	1,129,397

				60,905,077

U.S. Government Treasury Securities — 17.7%
United States Treasury Bonds(b)	8.125%	05/15/21	840	1,080,384
United States Treasury Bonds(b)	13.25%	05/15/14	5,600	6,800,937
United States Treasury Inflation Index Notes	2.375%	04/15/11	3,034	3,021,716
United States Treasury Inflation Index Notes	3.875%	01/15/09	16,885	17,488,734
United States Treasury Notes(b)	4.125%	08/15/10	1,417	1,366,188
United States Treasury Notes(c)	4.875%	04/30/08-05/31/11	20,836	20,623,760
United States Treasury Notes(c)	5.125%	05/15/16	709	708,169
United States Treasury Strip Principal(c)	Zero	02/15/19-08/15/20	23,230	11,614,193

				62,704,081

TOTAL LONG-TERM INVESTMENTS (cost $365,831,243)				356,257,406

SEE NOTES TO FINANCIAL STATEMENTS.

B67

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

SHORT-TERM INVESTMENTS — 17.0%			Shares	Value (Note 1)
Affiliated Money Market Mutual Fund — 17.0%
Dryden Core Investment Fund — Dryden Short Term Bond Series(e)			1,491,359	$14,928,503
Dryden Core Investment Fund — Taxable Money Market Series; includes $29,006,243 of cash collateral received for securities on loan) (Note 4)(d)(e)			45,385,681	45,385,681

TOTAL AFFILIATED MONEY MARKET MUTUAL FUND (cost $60,299,378)				60,314,184

OUTSTANDING OPTIONS PURCHASED			Contracts
Call Options
90 Day Euro Dollar Futures, expiring 9/18/06 @ $95.25			43	269
U.S. Treasury Notes Futures, expiring 9/20/06 @ $107.00			280	26,250
Put Option
U.S. Treasury Notes Futures, expiring 9/29/06 @ $102.00			280	13,125

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $103,752)				39,644

TOTAL SHORT-TERM INVESTMENTS (cost $60,403,130)				60,353,828

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 117.7% (cost $426,234,373)				416,611,234

OUTSTANDING OPTIONS WRITTEN
Call Option
90 Day Euro Dollar Futures, expiring 9/18/06 @ $95.75 (premium received $22,688)			43	(269)

SECURITIES SOLD SHORT — (4.1)%	Interest Rate	Maturity Date	Principal Amount (000)
Mortgage Backed Securities
Federal National Mortgage Association (proceeds received $14,448,125)	5.50%	TBA	$15,000	(14,404,680)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 113.6% (cost $411,763,560)				402,206,285
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (13.6)%				(48,188,869)

TOTAL NET ASSETS — 100.0%				$354,017,416

The following abbreviations are used in the portfolio descriptions:

AUD	Australian Dollar
EUR	Euro
FICO	Financing Corporation
NZD	New Zealand Dollar
SEK	Swedish Krona
TBA	To Be Announced security

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2006.

(b)	Security segregated as collateral for futures contracts and options.

(c)	All or portion of security is on loan. The aggregate market value of such securities is $28,375,690; cash collateral of $29,006,243 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series and Dryden Core Investment Fund – Dryden Short-Term Bond Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B68

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

(f)	Other liabilities in excess of other assets include net unrealized appreciation/depreciation on financial futures contracts and forward foreign currency contracts as follows:

Open futures contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at June 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
137	U.S. Treasury 2 Yr. Notes	Sep 06	$27,781,030	$27,888,380	$(107,350)
3	U.S. Treasury 30 Yr. Bonds	Sep 06	319,969	321,097	(1,128)

					(108,478)

Short Positions:
8	U.S. Treasury 5 Yr. Notes	Sep 06	827,250	833,227	5,977
160	U.S. Treasury 10 Yr. Notes	Sep 06	16,777,500	16,816,057	38,557

					44,534

					$(63,944)

Open forward foreign currency exchange contracts outstanding at June 30, 2006:

Sales Contracts:	Contracts to Deliver	Receivable at Statement Date	Value at June 30, 2006	Unrealized Appreciation (Depreciation)
Australian Dollar expiring 7/19/06	AUD 2,227,603	$1,647,669	$1,654,869	$(7,200)
Euros expiring 7/25/06	EUR 985,171	1,248,094	1,262,426	(14,332)
New Zealand Dollar expiring 7/19/06	NZD 918,311	571,961	558,882	13,079
Swedish Krona expiring 7/24/06	SEK15,219,044	2,081,664	2,119,343	(37,679)
expiring 7/24/06	SEK 3,217,532	438,900	448,061	(9,161)

				(55,293)

Purchase Contracts:	Contracts to Receive	Payable at Statement Date	Value at June 30, 2006	Unrealized Appreciation (Depreciation)
New Zealand Dollar expiring 7/19/06	NZD 918,311	557,562	558,882	1,320

				$(53,973)

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Mortgage Backed Securities	46.0%
U.S. Government Treasury Securities	17.7
U.S. Government Agency Obligations	17.2
Affiliated Money Market Mutual Fund (including 8.2% of collateral received for securities on loan)	17.0
Collateralized Mortgage Obligations	6.6
Commercial Mortgage Backed Securities	6.0
Asset Backed Securities	4.2
Foreign Government Bonds	1.6
Municipal Bond	1.0
Foreign Agency	0.4
Options	0.0

117.7
Securities Sold Short	(4.1)
Other liabilities in excess of other assets	(13.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B69

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 95.5% CORPORATE BONDS — 92.7%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Aerospace & Defense — 2.6%
Argo Tech Corp., Sr. Notes	B3	9.25%	06/01/11	$915	$942,450
BE Aerospace, Inc., Sr. Sub Notes, Ser. B	B3	8.875%	05/01/11	3,485	3,606,975
Bombardier, Inc., Notes (Canada)(j)	Ba2	6.30%	05/01/14	1,000	870,000
DRS Technologies, Inc., Gtd. Notes	B2	6.625%	02/01/16	4,600	4,450,500
DRS Technologies, Inc., Gtd. Notes(b)	B3	7.625%	02/01/18	3,050	3,034,750
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75%	06/15/13	4,500	4,556,250
K&F Acquisition, Inc., Gtd. Notes	Caa1	7.75%	11/15/14	2,750	2,708,750
K&F Industry, Inc., Bank Loan(f)(h)	B2	7.12%	11/18/12	2,172	2,172,102
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	11,050	11,215,749
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	2,000	1,880,000
Sequa Corp., Sr. Notes	B1	9.00%	08/01/09	575	606,625
Sequa Corp., Sr. Notes, Ser. B	B1	8.875%	04/01/08	3,475	3,618,344
Standard Aero Holdings, Inc., Gtd. Notes	Caa1	8.25%	09/01/14	2,050	1,824,500

					41,486,995

Airlines — 0.7%
AMR Corp., Debs.	Caa2	10.00%	04/15/21	1,695	1,580,588
AMR Corp., MTN	CCC+(g)	10.40%	03/10/11	1,000	941,250
AMR Corp., MTN	CCC+(g)	10.40%	03/15/11	1,000	941,250
AMR Corp., MTN	NR	10.55%	03/12/21	1,425	1,252,219
Calair Capital Corp., Gtd. Notes	Caa2	8.125%	04/01/08	1,978	1,908,770
Continental Airlines, Inc., Pass-thru Certs.,
Ser. 98-1, Class B(b)	Ba2	6.748%	09/15/18	1,576	1,489,337
Ser. 99-2, Class B	Ba2	7.566%	03/15/20	487	473,744
Ser. D, Class D(b)	B3	7.568%	12/01/06	2,850	2,842,765

					11,429,923

Automotive — 6.5%
ArvinMeritor, Inc., Notes(b)	Ba3	8.75%	03/01/12	4,135	4,031,625
Ford Motor Credit Co., Notes	Ba2	7.875%	06/15/10	26,380	24,335,338
General Motors Acceptance Corp., Notes(b)	Ba1	6.125%	09/15/06	11,225	11,208,421
General Motors Acceptance Corp., Notes(b)	Ba1	6.75%	12/01/14	7,790	7,235,508
General Motors Acceptance Corp., Notes(b)	Ba1	6.875%	09/15/11-08/28/12	26,450	25,025,291
General Motors Corp., Notes(b)	Caa1	7.20%	01/15/11	5,905	5,225,925
General Motors Nova Scotia Finance Co., Gtd. Notes (Canada)(b)	Caa1	6.85%	10/15/08	4,100	3,884,750
Goodyear Tire & Rubber Co. (The), Sr. Notes	B3	9.00%	07/01/15	2,035	1,943,425
Lear Corp., Gtd. Notes, Ser. B(b)	B3	8.11%	05/15/09	5,375	5,240,625
TRW Automotive, Inc., Sr. Notes	Ba3	9.375%	02/15/13	4,594	4,881,125
TRW Automotive, Inc., Sr. Sub. Notes	B1	11.00%	02/15/13	975	1,065,188
Visteon Corp., Sr. Notes(b)	B3	7.00%	03/10/14	5,505	4,493,456
Visteon Corp., Sr. Notes(b)	B3	8.25%	08/01/10	6,905	6,456,175

					105,026,852

Banking — 0.4%
Halyk Savings Bank of Kazakhstan, Notes (Kazakhstan)(j)	Baa1	8.125%	10/07/09	1,305	1,339,256
Kazkommerts International BV, Gtd. Notes (Netherlands)(b)(j)	Baa1	7.00%	11/03/09	1,685	1,663,938
Kazkommerts International BV, Gtd. Notes (Netherlands)(j)	Baa1	8.50%	04/16/13	3,360	3,444,000

					6,447,194

Building Materials & Construction — 1.3%
Beazer Homes USA, Inc., Gtd. Notes	Ba1	8.625%	05/15/11	1,820	1,833,650
D.R. Horton, Inc., Gtd. Notes	Baa3	8.00%	02/01/09	500	519,885
Goodman Global Holdings, Inc., Sr. Notes, Ser. B(h)	B2	8.329%	06/15/12	1,524	1,527,810
Goodman Global Holdings, Inc., Sr. Sub. Notes(b)	B3	7.875%	12/15/12	790	754,450
K Hovnanian Enterprises, Inc., Gtd. Notes	Ba1	6.25%	01/15/15	2,525	2,212,531
KB Home, Notes	Ba1	6.375%	08/15/11	700	666,730
KB Home, Sr. Sub. Notes	Ba2	8.625%	12/15/08	2,800	2,901,506
KB Home, Sr. Sub. Notes	Ba2	9.50%	02/15/11	250	261,250

SEE NOTES TO FINANCIAL STATEMENTS.

B70

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Building Materials & Construction (cont’d.)
Nortek, Inc., Sr. Sub. Notes(b)	Caa1	8.50%	09/01/14	$5,725	$5,538,937
Toll Corp., Sr. Sub. Notes	Ba2	8.25%	02/01/11	4,150	4,284,875

					20,501,624

Cable — 4.0%
Cablevision Systems Corp., Sr. Notes, Ser. B(b)	B3	8.00%	04/15/12	875	862,969
Callahan Nordrhein-Westfalen, Sr. Disc. Notes, (Germany)(c)(f)	NR	16.00%	07/15/10	7,000	70
Charter Communications Holdings I LLC, Gtd. Notes(b)	Ca	10.00%	05/15/14	2,517	1,510,200
Charter Communications Holdings I LLC, Gtd. Notes	Ca	11.125%	01/15/14	1,515	924,150
Charter Communications Holdings I LLC, Gtd. Notes	Ca	11.75%	05/15/14	3,150	1,984,500
Charter Communications Holdings I LLC, Gtd. Notes(b)	Ca	13.50%	01/15/14	1,000	665,000
Charter Communications Holdings I LLC, Sec’d. Notes(b)	Caa3	11.00%	10/01/15	7,598	6,648,249
Charter Communications Holdings II LLC, Sr. Notes(j)	Caa1	10.25%	09/15/10	4,725	4,734,313
Charter Communications Holdings LLC, Bank Loan(f)	B2	7.75%	04/21/13	8,500	8,512,503
Charter Communications Holdings LLC, Sr. Notes	Ca	10.75%	10/01/09	4,650	3,673,500
Charter Communications Operating LLC, Sr. Notes(j)	B2	8.375%	04/30/14	4,440	4,445,549
Comcast Cable Communications Holdings, Inc., Gtd Notes(i)	Baa2	8.375%	03/15/13	100	111
CSC Holdings, Inc., Debs.	B2	7.625%	07/15/18	3,800	3,762,000
CSC Holdings, Inc., Debs.	B2	7.875%	02/15/18	800	798,000
CSC Holdings, Inc., Sr. Notes(b)	B2	7.875%	12/15/07	3,775	3,822,188
CSC Holdings, Inc., Sr. Notes, Ser. B(b)	B2	7.625%	04/01/11	350	350,000
CSC Holdings, Inc., Sr. Notes, Ser. B(b)	B2	8.125%	07/15/09	2,410	2,452,175
CSC Holdings, Inc., Debs.	B2	8.125%	08/15/09	5,450	5,545,375
Rogers Cable, Inc., Sec’d. Notes (Canada)	Ba2	6.75%	03/15/15	800	762,000
UPC Broadbank Holdings BV, Bank Loan(f)(h)	B1	7.108%	03/31/13	2,500	2,494,198
UPC Broadbank Holdings BV, Bank Loan(f)(h)	B1	7.108%	12/31/13	2,500	2,494,198
Videotron Ltee, Gtd. Notes (Canada)	Ba3	6.375%	12/15/15	3,450	3,148,125
Videotron Ltee, Gtd. Notes (Canada)	Ba3	6.875%	01/15/14	4,570	4,330,075

					63,919,448

Capital Goods — 5.8%
ALH Finance LLC, Sr. Sub. Notes(b)	B3	8.50	01/15/13	1,400	1,351,000
Allied Waste of North America, Inc., Sec’d Notes, Ser. B(b)	B2	5.75	02/15/11	5,320	4,960,900
Allied Waste of North America, Inc., Sr. Notes	B2	7.25	03/15/15	900	859,500
Allied Waste of North America, Inc., Sr. Notes	B2	7.875	04/15/13	675	675,000
Allied Waste of North America, Inc., Sr. Notes, Ser. B	B2	8.50	12/01/08	8,200	8,486,999
Avis Budget Car Rental LLC, Sr. Notes(b)(j)	Ba3	7.625	05/15/14	1,835	1,779,950
Blount, Inc., Sr. Sub Notes	B2	8.875	08/01/12	7,825	7,785,875
Case New Holland, Inc., Gtd. Notes	Ba3	9.25	08/01/11	3,360	3,536,400
Columbus Mckinnon Corp., Sr. Sub. Notes(b)	B3	8.875	11/01/13	3,870	3,947,400
Hertz Corp., Sr. Notes(j)	B1	8.875	01/01/14	9,275	9,506,874
Hertz Corp., Sr. Sub. Notes(b)(j)	B3	10.50	01/01/16	4,450	4,717,000
Holt Group, Inc., Gtd. Notes(c)(f)(j)	NR	9.75	01/15/06	800	8
Invensys PLC, Sr. Notes (United Kingdom)(j)	B3	9.875	03/15/11	1,805	1,958,425
Johnsondiversey Holdings, Inc., Disc. Notes(b)	Caa1	10.67	05/15/13	2,615	2,222,750
Johnsondiversey, Inc., Gtd. Notes, Ser. B	Caa1	9.625	05/15/12	1,550	1,542,250
Manitowoc Co., Inc., Gtd. Notes	B2	10.50	08/01/12	6,120	6,640,200
Mueller Group, Inc., Sr. Sub. Notes	B3	10.00	05/01/12	1,465	1,574,875
Rexnord Corp., Gtd. Notes	B3	10.125	12/15/12	3,575	3,958,741
Stena AB, Sr. Notes (Sweden)(b)	Ba3	7.50	11/01/13	5,175	5,019,750
Stena AB, Sr. Notes (Sweden)	Ba3	9.625	12/01/12	3,375	3,585,938
Terex Corp., Gtd. Notes(b)	B2	7.375	01/15/14	2,790	2,776,050
Terex Corp., Gtd. Notes	B2	9.25	07/15/11	2,825	3,001,563
Terex Corp., Gtd. Notes	B2	10.375	04/01/11	3,615	3,822,863
Trism, Inc., Gtd. Notes(c)(f)	NR	12.00	02/15/05	1,305	13
United Rentals North America, Inc., Gtd. Notes	B3	6.50	02/15/12	1,800	1,701,000

SEE NOTES TO FINANCIAL STATEMENTS.

B71

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Capital Goods (cont’d.)
United Rentals North America, Inc., Sr. Sub. Notes(b)	Caa1	7.75%	11/15/13	$3,150	$2,992,500
Valmont Industries, Inc., Gtd. Notes	Ba3	6.875%	05/01/14	4,920	4,747,800

					93,151,624

Chemicals — 5.5%
BCI Finance Corp., Sec’d. Notes(h)(j)	B3	10.58%	07/15/10	3,690	3,763,800
Equistar Chemicals LP, Gtd. Notes	B1	10.125%	09/01/08	5,420	5,704,550
Equistar Chemicals LP, Sr. Notes	B1	10.625%	05/01/11	2,185	2,346,144
Hexion U.S. Finance Corp., Sec’d. Notes	B3	9.00%	07/15/14	1,600	1,620,000
Huntsman International LLC, Gtd. Notes	B2	9.875%	03/01/09	8,850	9,203,999
Huntsman International LLC, Gtd. Notes	B3	10.125%	07/01/09	835	847,525
Huntsman International LLC, Gtd. Notes	Ba3	11.625%	10/15/10	5,301	5,857,605
IMC Global, Inc., Debs.(b)	B1	6.875%	07/15/07	2,500	2,493,750
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	10.875%	06/01/08	2,943	3,134,295
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	11.25%	06/01/11	10,599	11,181,944
Ineos Group Holdings PLC, Notes (United Kingdom)(b)(j)(k)	B2	8.50%	02/15/16	2,275	2,129,969
Koppers, Inc., Gtd. Notes	B1	9.875%	10/15/13	5,417	5,809,733
Lyondell Chemical Co., Gtd. Notes	Ba3	9.50%	12/15/08	6,362	6,536,956
Lyondell Chemical Co., Gtd. Notes(b)	Ba3	10.50%	06/01/13	4,050	4,455,000
Lyondell Chemical Co., Sec’d. Notes, Ser. A	Ba3	9.625%	05/01/07	6,000	6,089,999
Nalco Co., Sr. Notes	B2	7.75%	11/15/11	2,450	2,443,875
Nalco Co., Sr. Sub. Notes(b)	Caa1	8.875%	11/15/13	4,050	4,080,375
OM Group, Inc., Gtd. Notes(b)	Caa1	9.25%	12/15/11	2,140	2,204,200
Rhodia SA, Sr. Notes (France)(b)	B3	10.25%	06/01/10	1,602	1,710,135
Rhodia SA, Sr. Sub. Notes (France)(b)	Caa1	8.875%	06/01/11	4,338	4,321,733
Rockwood Specialties Group, Inc., Sr. Sub. Notes	B3	10.625%	05/15/11	2,633	2,814,019

					88,749,606

Consumer — 1.8%
Alderwoods Group, Inc., Gtd. Notes	B2	7.75%	09/15/12	950	1,002,250
Dycom Industries, Inc., Notes	Ba3	8.125%	10/15/15	3,625	3,634,063
Levi Strauss & Co., Sr. Notes(j)	B3	8.875%	04/01/16	450	429,750
Levi Strauss & Co., Sr. Notes(b)	B3	12.25%	12/15/12	4,005	4,425,525
Levi Strauss & Co., Sr. Unsub. Notes(h)	B3	9.74%	04/01/12	950	966,625
Mac-Gray Corp., Sr. Notes	B1	7.625%	08/15/15	2,950	2,979,500
Playtex Products, Inc., Gtd. Notes(b)	Caa1	9.375%	06/01/11	6,160	6,414,100
Playtex Products, Inc., Sec’d Notes	B2	8.00%	03/01/11	625	646,875
Service Corp. International, Debs.	Ba3	7.875%	02/01/13	2,000	2,017,500
Service Corp. International, Sr. Notes(j)	Ba3	8.00%	06/15/17	2,100	1,963,500
Service Corp. International, Sr. Unsec’d. Notes	Ba3	6.50%	03/15/08	2,000	1,985,000
Simmons Bedding Co., Sr. Sub. Notes(b)	Caa1	7.875%	01/15/14	2,525	2,360,875

					28,825,563

Electric — 7.0%
AES Corp., Sec’d. Notes(j)	Ba3	8.75%	05/15/13	3,195	3,418,650
AES Corp., Sec’d Notes(j)	Ba3	9.00%	05/15/15	1,625	1,746,875
AES Corp., Sr. Notes	B1	9.375%	09/15/10	9,200	9,844,000
AES Corp., Sr. Notes(b)	B1	9.50%	06/01/09	1,325	1,404,500
AES Eastern Energy LP, Pass-thru-Certs., Ser. 99-A	Ba1	9.00%	01/02/17	2,950	3,208,300
Aquila, Inc., Sr. Notes	B2	9.95%	02/01/11	204	229,625
CMS Energy Corp., Sr. Notes(b)	B1	7.50%	01/15/09	3,290	3,331,125
CMS Energy Corp., Sr. Notes	B1	8.50%	04/15/11	1,310	1,365,675
CMS Energy Corp., Sr. Notes	B1	9.875%	10/15/07	4,725	4,914,000
Dynegy Holdings, Inc., Debs.	B2	7.125%	05/15/18	675	590,625
Dynegy Holdings, Inc., Debs.	B2	7.625%	10/15/26	1,425	1,246,875
Dynegy Holdings, Inc., Sr. Notes(b)	B2	6.875%	04/01/11	1,210	1,143,450
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(b)(j)	B2	8.375%	05/01/16	5,875	5,786,875
Edison Mission Energy, Sr. Notes(b)	B1	7.73%	06/15/09	5,790	5,847,900

SEE NOTES TO FINANCIAL STATEMENTS.

B72

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Electric (cont’d.)
Edison Mission Energy, Sr. Notes(b)(j)	B1	7.75%	06/15/16	$3,750	$3,684,375
Empresa Nacional de Electricidad S.A., Notes (Chile)(b)	Ba1	8.625%	08/01/15	4,700	5,173,243
Empresa Nacional de Electricidad S.A., Unsub. Notes (Chile)	Ba1	8.35%	08/01/13	4,415	4,753,004
Homer City Funding LLC, Gtd. Notes	Ba2	8.14%	10/01/19	1,495	1,588,438
Midwest Generation LLC, Pass-thru Certs., Ser. A(f)	B1	8.30%	07/02/09	4,195	4,257,925
Midwest Generation LLC, Pass-thru Certs., Ser. B	B1	8.56%	01/02/16	1,175	1,233,514
Midwest Generation LLC, Sr. Sec’d. Notes	Ba3	8.75%	05/01/34	4,625	4,902,500
Mirant Americas Generation LLC, Sr. Notes	B2	8.30%	05/01/11	1,900	1,876,250
Mirant Corp., Sr. Notes(c)(f)(j)	NR	7.40%	07/15/04	1,825	9,125
Mirant North America LLC, Sr. Notes(j)	B1	7.375%	12/31/13	1,500	1,447,500
Mission Energy Holding Co., Sr. Sec’d. Notes	B2	13.50%	07/15/08	1,775	1,979,125
Nevada Power Co., Gen Ref. Mtge. Notes, Ser. Ser. A	Ba1	8.25%	06/01/11	1,675	1,790,443
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	11,000	10,725,000
Orion Power Holdings, Inc., Sr. Notes	B3	12.00%	05/01/10	5,055	5,712,150
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(f)	B2	9.24%	07/02/17	1,791	1,933,782
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. C	B2	9.68%	07/02/26	250	280,000
Reliant Energy, Inc., Sec. Notes	B2	9.50%	07/15/13	4,015	4,035,075
Sierra Pacific Power Co., Gen. Ref. Mtge. Notes, Ser. A	Ba1	8.00%	06/01/08	1,505	1,545,110
Sierra Pacific Resources, Inc., Sr. Notes(b)	B1	8.625%	03/15/14	1,530	1,620,799
TECO Energy, Inc., Sr. Notes	Ba2	7.50%	06/15/10	3,800	3,876,000
TXU Corp., Sr. Notes, Ser. P(b)	Ba1	5.55%	11/15/14	1,200	1,088,419
TXU Corp., Sr. Notes, Ser. Q	Ba1	6.50%	11/15/24	2,825	2,519,990
UtiliCorp Finance, Gtd., Notes (Canada)(b)	B2	7.75%	06/15/11	1,990	2,059,650
York Power Funding Cayman Ltd., Gtd. Notes (Cayman Islands)(c)(f)(j)	D(g)	12.00%	10/30/07	540	46,709

					112,216,601

Energy — Other — 3.2%
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.25%	01/15/18	2,650	2,418,125
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.50%	08/15/17	3,450	3,148,125
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.75%	01/15/15	3,054	3,061,635
Chesapeake Energy Corp., Sr. Notes	Ba2	6.375%	06/15/15	3,950	3,663,625
Chesapeake Energy Corp., Sr. Notes(b)	Ba2	7.00%	08/15/14	2,350	2,273,625
Chesapeake Energy Corp., Sr. Notes	Ba2	7.50%	06/15/14	1,000	997,500
Compton Petroleum Corp., Gtd. Notes (Canada)	B2	7.625%	12/01/13	2,100	2,005,500
Encore Acquisition Co., Sr. Sub. Notes	B2	6.00%	07/15/15	1,100	990,000
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25%	04/15/14	1,500	1,380,000
Forest Oil Corp., Sr. Notes	Ba3	8.00%	06/15/08	440	449,350
Hanover Equipment Trust, Sec’d. Notes, Ser. A	B2	8.50%	09/01/08	2,053	2,104,325
Hanover Equipment Trust, Sec’d. Notes, Ser. B(b)	B2	8.75%	09/01/11	3,445	3,548,350
Houston Exploration Co., Sr. Sub. Notes	B2	7.00%	06/15/13	1,625	1,600,625
Kerr-McGee Corp., Sec’d. Notes	Ba2	6.95%	07/01/24	4,700	4,724,411
Magnum Hunter Resources, Inc., Gtd. Notes	Ba3	9.60%	03/15/12	341	360,608
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	4,200	3,958,500
Parker Drilling Co., Sr. Notes(b)	B2	9.625%	10/01/13	4,030	4,372,550
Pioneer Natural Resource Co., Bonds(b)	Ba1	6.875%	05/01/18	1,925	1,854,940
Pioneer Natural Resource Co., Sr. Notes	Ba1	5.875%	07/15/16	2,150	1,957,706
Pogo Producing Co., Sr. Sub. Notes(b)	B2	6.875%	10/01/17	2,475	2,292,469
Pogo Producing Co., Sr. Sub. Notes(j)	B2	7.875%	05/01/13	1,500	1,503,750
Pride International, Inc., Sr. Notes	Ba2	7.375%	07/15/14	2,000	2,010,000
Tesoro Corp., Sr. Notes(j)	Ba1	6.25%	11/01/12	400	380,000

					51,055,719

Foods — 1.7%
Ahold Finance USA, Inc., Notes	Ba1	8.25%	07/15/10	1,120	1,167,600
Birds Eye Foods, Inc., Gtd. Notes	B3	11.875%	11/01/08	465	473,719
Carrols Corp., Gtd. Notes	B3	9.00%	01/15/13	500	501,250
Dean Foods Co., Gtd. Notes(b)	Ba2	7.00%	06/01/16	2,300	2,225,250
Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	1,830	1,884,900

SEE NOTES TO FINANCIAL STATEMENTS.

B73

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Foods (cont’d.)
Delhaize America, Inc., Gtd. Notes	Ba1		8.125%	04/15/11	$3,400	$3,575,725
Dole Food Co., Inc., Gtd. Notes	B3		7.25%	06/15/10	1,760	1,575,200
Dole Food Co., Inc., Sr. Notes	B3		8.625%	05/01/09	1,173	1,120,215
Domino’s, Inc., Sr. Sub. Notes	B2		8.25%	07/01/11	1,276	1,323,850
National Beef Packing Co., LLC, Sr. Notes	B3		10.50%	08/01/11	3,150	3,181,500
Pathmark Stores, Inc., Gtd. Notes	Caa2		8.75%	02/01/12	2,590	2,460,500
Pilgrim’s Pride Corp., Gtd. Notes	Ba2		9.625%	09/15/11	2,125	2,210,000
Smithfield Foods, Inc., Sr. Notes	Ba2		7.00%	08/01/11	1,965	1,901,138
Smithfield Foods, Inc., Sr. Notes, Ser. B(b)	Ba2		7.75%	05/15/13	140	137,200
Smithfield Foods, Inc., Sr. Notes, Ser. B	Ba2		8.00%	10/15/09	2,040	2,060,400
Stater Brothers Holdings, Inc., Sr. Notes(b)	B1		8.125%	06/15/12	2,140	2,113,250

						27,911,697

Foreign Agencies — 0.4%
Gazprom OAO, Notes (Russia)(j)	BB+	(g)	9.625%	03/01/13	3,750	4,298,438
Gazprom OAO, Notes (Russia)	BB+	(g)	10.50%	10/21/09	1,720	1,922,616

						6,221,054

Gaming — 5.5%
Aztar Corp., Sr. Sub. Notes(b)	Ba3		7.875%	06/15/14	5,800	6,133,499
Boyd Gaming Corp., Sr. Sub. Notes	B1		8.75%	04/15/12	1,500	1,571,250
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba1		8.125%	05/15/11	3,230	3,403,613
CCM Merger, Inc., Notes(b)(j)	B3		8.00%	08/01/13	5,240	4,951,800
Greektown Holdings LLC, Sr. Notes(j)	B3		10.75%	12/01/13	4,925	5,195,875
Isle of Capri Casinos, Inc., Gtd. Notes	B2		9.00%	03/15/12	2,530	2,640,688
Jacobs Entertainment, Inc., Sr. Notes(j)	B3		9.75%	06/15/14	2,310	2,321,550
Kerzner International Ltd., Sr. Sub. Notes	B2		6.75%	10/01/15	2,670	2,786,813
Mandalay Resort Group, Sr. Notes	Ba2		9.50%	08/01/08	845	893,588
Mandalay Resort Group, Sr. Sub. Notes(b)	Ba3		9.375%	02/15/10	581	611,503
MGM Mirage, Inc., Gtd. Notes	Ba2		6.00%	10/01/09	6,565	6,384,462
MGM Mirage, Inc., Gtd. Notes(b)	Ba2		6.625%	07/15/15	4,305	4,014,413
MGM Mirage, Inc., Gtd. Notes(b)	Ba3		8.375%	02/01/11	1,292	1,324,300
MGM Mirage, Inc., Gtd. Notes	Ba3		9.75%	06/01/07	9,051	9,299,902
MGM Mirage, Inc., Sr. Notes	Ba2		5.875%	02/27/14	1,250	1,120,313
MGM Mirage, Inc., Sr. Notes(j)	Ba2		6.875%	04/01/16	5,150	4,808,813
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3		6.375%	07/15/09	1,400	1,363,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes(b)	Ba3		8.00%	04/01/12	2,845	2,891,231
Mohegan Tribal Gaming Authority, Sr. Sub. Notes(f)	Ba3		8.375%	07/01/11	400	418,000
Seneca Gaming Corp., Sr. Unsec’d. Notes, Ser. B	B1		7.25%	05/01/12	5,375	5,207,031
Station Casinos, Inc., Sr. Notes	Ba3		6.00%	04/01/12	4,100	3,838,625
Station Casinos, Inc., Sr. Sub. Notes(b)	B1		6.50%	02/01/14	1,500	1,395,000
Station Casinos, Inc., Sr. Sub. Notes	B1		6.625%	03/15/18	1,300	1,176,500
Station Casinos, Inc., Sr. Sub. Notes	B1		6.875%	03/01/16	2,850	2,657,625
Trump Entertainment Resorts, Inc., Sec’d. Notes(b)	Caa1		8.50%	06/01/15	6,555	6,300,993
Wynn Las Vegas LLC, 1st Mortgage Bond	B2		6.625%	12/01/14	6,350	5,984,874

						88,695,511

Health Care & Pharmaceutical — 8.7%
Accellent Inc., Gtd. Notes	Caa1		10.50%	12/01/13	16,563	16,935,667
Alliance Imaging, Inc., Sr. Sub. Notes(b)	B3		7.25%	12/15/12	1,825	1,624,250
Angiotech Pharmaceuticals, Inc., Sr. Sub. Notes (Canada)(j)	B2		7.75%	04/01/14	1,475	1,408,625
Columbia/HCA Healthcare Corp., Debs.	Ba2		7.50%	12/15/23	600	556,174
Columbia/HCA Healthcare Corp., MTN	Ba2		8.70%	02/10/10	1,800	1,883,398
Columbia/HCA Healthcare Corp., MTN	Ba2		8.85%	01/01/07	259	261,873
Columbia/HCA Healthcare Corp., MTN	Ba2		9.00%	12/15/14	4,100	4,455,458
Concentra Operating Corp., Gtd. Notes	B3		9.125%	06/01/12	2,275	2,354,625
Concentra Operating Corp., Gtd. Notes	B3		9.50%	08/15/10	200	207,000
Coventry Health Care, Inc., Sr. Notes	Ba1		6.125%	01/15/15	1,000	950,712

SEE NOTES TO FINANCIAL STATEMENTS.

B74

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Health Care & Pharmaceutical (cont’d.)
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125%	02/15/12	$2,675	$2,765,281
Elan Finance PLC, Gtd. Notes (Ireland)(b)	B3	7.75%	11/15/11	4,885	4,665,175
Elan Finance PLC, Gtd. Notes (Ireland)(h)	B3	9.17%	11/15/11	1,020	1,030,200
Hanger Orthopedic Group, Inc., Sr. Notes(b)(j)	B3	10.25%	06/01/14	3,500	3,465,000
HCA, Inc., Debs.	Ba2	8.36%	04/15/24	2,000	2,001,596
HCA, Inc., Notes(b)	Ba2	5.25%	11/06/08	2,000	1,947,284
HCA, Inc., Notes	Ba2	6.25%	02/15/13	3,500	3,268,195
HCA, Inc., Notes	Ba2	7.69%	06/15/25	1,000	944,989
HCA, Inc., Notes	Ba2	8.75%	09/01/10	2,200	2,319,383
HCA, Inc., Sr. Unsec’d. Notes(b)	Ba2	5.50%	12/01/09	5,000	4,818,285
HCA, Inc., Sr. Unsec’d. Notes(b)	Ba2	6.375%	01/15/15	4,000	3,706,196
Healthsouth Corp., Sr. Notes(b)(j)	B3	10.75%	06/15/16	3,850	3,773,000
IASIS Healthcare LLC, Sr. Sub. Notes	B3	8.75%	06/15/14	4,650	4,557,000
Inverness Medical Innovations, Inc., Sr. Sub. Notes(b)(f)	Caa3	8.75%	02/15/12	4,505	4,369,850
Medco Health Solutions, Inc., Sr. Notes	Ba1	7.25%	08/15/13	455	481,754
MedQuest, Inc., Gtd. Notes	Caa3	11.875%	08/15/12	1,390	1,289,225
Omnicare, Inc., Sr. Sub. Notes(b)	Ba3	6.125%	06/01/13	2,500	2,318,750
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.875%	12/15/15	1,800	1,710,000
Res-Care, Inc., Sr. Notes(b)(j)	B1	7.75%	10/15/13	4,800	4,764,000
Select Medical Corp., Gtd. Notes	B3	7.625%	02/01/15	4,125	3,588,750
Senior Housing Properties Trust, Sr. Notes	Ba2	7.875%	04/15/15	1,300	1,316,250
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625%	01/15/12	3,730	3,944,475
Skilled Healthcare Group, Inc., Sr. Sub. Notes(j)	Caa1	11.00%	01/15/14	12,565	13,444,549
Tenet Healthcare Corp., Sr. Notes(b)(j)	B3	9.50%	02/01/15	3,610	3,546,825
Vanguard Health Holdings Co. II, Sr. Sub. Notes	Caa1	9.00%	10/01/14	5,595	5,581,013
Ventas Realty LP, Gtd. Notes	Ba2	7.125%	06/01/15	4,500	4,500,000
Ventas Realty LP, Gtd. Notes	Ba2	8.75%	05/01/09	2,000	2,100,000
Ventas Realty LP, Gtd. Notes	Ba2	9.00%	05/01/12	3,648	3,994,560
Ventas Realty LP, Sr. Notes(b)	Ba2	6.50%	06/01/16	1,000	958,750
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75%	02/01/15	12,625	13,003,749

					140,811,866

Lodging — 2.6%
Felcor Lodging LP, Gtd. Notes	Ba3	9.00%	06/01/11	6,275	6,651,500
Felcor Lodging LP, Sr. Notes(h)	Ba3	9.57%	06/01/11	1,875	1,931,250
Gaylord Entertainment Co., Sr. Notes	B3	8.00%	11/15/13	2,000	1,997,500
Hilton Hotels Corp., Notes	Ba2	7.625%	12/01/12	1,050	1,082,370
Hilton Hotels Corp., Sr. Notes	Ba2	7.50%	12/15/17	450	459,002
Host Marriott LP, Gtd. Notes, Ser. I	Ba2	9.50%	01/15/07	6,350	6,508,750
Host Marriott LP, Sr. Notes(j)	Ba2	6.75%	06/01/16	4,600	4,387,250
Host Marriott LP, Sr. Notes(b)	Ba2	7.125%	11/01/13	3,890	3,875,413
Host Marriott LP, Sr. Notes, Ser. M(b)	Ba2	7.00%	08/15/12	8,150	8,078,688
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	6.875%	12/01/13	1,300	1,273,848
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	8.75%	02/02/11	1,150	1,236,302
Starwood Hotels & Resorts Worldwide, Inc., Debs.	Ba1	7.375%	11/15/15	2,850	2,871,375
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	2,235	2,332,781

					42,686,029

Media & Entertainment — 7.7%
AMC Entertainment, Inc., Gtd Notes(b)	B3	11.00%	02/01/16	2,465	2,637,550
AMC Entertainment, Inc., Gtd. Notes, Ser. B	B2	8.625%	08/15/12	2,125	2,183,438
AMC Entertainment, Inc., Sr. Sub. Notes(b)	B3	8.00%	03/01/14	675	618,469
Cinemark USA, Inc., Sr. Sub. Notes	B3	9.00%	02/01/13	850	892,500
Cinemark, Inc., Sr. Disc Notes	Caa1	9.67%	03/15/14	3,050	2,363,750
Dex Media East LLC, Gtd. Notes	B1	12.125%	11/15/12	7,298	8,192,004
Dex Media West LLC, Sr. Sub. Notes, Ser. B	B2	9.875%	08/15/13	7,725	8,371,929
Dex Media, Inc., Notes	B3	8.00%	11/15/13	2,825	2,839,125
DirecTV Holdings LLC, Gtd. Notes	Ba2	6.375%	06/15/15	2,777	2,561,783

SEE NOTES TO FINANCIAL STATEMENTS.

B75

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Media & Entertainment (cont’d.)
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	$4,675	$4,394,500
Echostar DBS Corp., Gtd. Notes(j)	Ba3	7.125%	02/01/16	3,150	3,031,875
Formula One Group, Inc., Bank Loan(f)	NR	7.33%	12/31/07	11,405	11,404,907
Gray Television, Inc., Gtd. Notes	Ba3	9.25%	12/15/11	4,605	4,789,200
Intelsat Bermuda Ltd., Gtd Notes (Bermuda)(j)	B2	9.25%	06/15/16	2,900	2,994,250
Intelsat Bermuda, Ltd., Sr. Notes (Bermuda)(j)	Caa1	11.25%	06/15/16	6,875	7,046,875
Intelsat Subsidiary Holding Co., Ltd., Sr. Notes (Bermuda)	B2	8.25%	01/15/13	7,610	7,552,924
Intrawest Corp., Sr. Notes (Canada)	B1	7.50%	10/15/13	5,025	4,999,875
Medianews Group, Inc., Sr. Sub. Notes	B2	6.375%	04/01/14	2,375	2,078,125
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875%	10/01/13	1,375	1,251,250
Morris Publishing Group LLC, Gtd. Notes	B1	7.00%	08/01/13	1,050	997,500
New Skies Satellites NV, Sr. Notes (Netherlands)(h)	B1	10.41%	11/01/11	1,325	1,368,063
New Skies Satellites NV, Sr. Sub. Notes (Netherlands)(b)	B2	9.125%	11/01/12	1,425	1,506,938
PRIMEDIA, Inc., Sr. Notes(h)	B2	8.875%	05/15/11	2,000	1,920,000
PRIMEDIA, Inc., Sr. Notes(b)(h)	B2	10.545%	05/15/10	2,145	2,190,581
Quebecor Media, Inc., Sr. Notes (Canada)(j)	B2	7.75%	03/15/16	2,930	2,871,400
Quebecor World Capital Corp., Sr. Notes (Canada)(j)	Ba3	8.75%	03/15/16	415	378,688
R.H. Donnelley Corp., Sr. Discount Notes(j)	Caa1	6.875%	01/15/13	9,000	8,280,000
R.H. Donnelley Corp., Sr. Notes(j)	Caa1	8.875%	01/15/16	2,000	2,017,500
R.H. Donnelley Finance Corp I., Gtd. Notes(j)	B2	10.875%	12/15/12	2,995	3,287,013
R.H. Donnelley, Inc., Gtd. Notes(b)	B2	10.875%	12/15/12	800	878,000
Rainbow National Services LLC, Sr. Notes(j)	B2	8.75%	09/01/12	2,000	2,100,000
Rainbow National Services LLC, Sr. Sub. Debs.(j)	B3	10.375%	09/01/14	325	359,938
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.00%	03/15/12	875	888,125
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.75%	12/15/11	2,500	2,612,500
Six Flags, Inc., Sr. Notes(b)	Caa1	9.625%	06/01/14	980	891,800
Universal City Florida Holding Co. I/II, Sr. Notes(b)	B3	8.375%	05/01/10	4,050	4,070,250
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75%	02/15/14	2,295	2,180,250
Vertis, Inc., Gtd. Notes, Ser. B(b)	Caa2	10.875%	06/15/09	900	886,500
Vertis, Inc., Sec’d. Notes	B3	9.75%	04/01/09	3,765	3,830,888
Warner Music Group Sr. Sub. Notes	B2	7.375%	04/15/14	1,250	1,212,500

					124,932,763

Metals — 4.3%
AK Steel Corp., Gtd. Notes	B1	7.75%	06/15/12	2,517	2,466,660
AK Steel Corp., Gtd. Notes(b)	B1	7.875%	02/15/09	712	708,440
Arch Western Finance LLC, Sr. Notes	Ba3	6.75%	07/01/13	3,635	3,480,513
Century Aluminum Co., Gtd. Notes	B1	7.50%	08/15/14	4,225	4,225,000
Chaparral Steel Co., Gtd. Notes(b)	B1	10.00%	07/15/13	5,000	5,450,000
CSN Islands VII Corp., Gtd. Notes (Cayman Islands)(j)	B1	10.75%	09/12/08	4,945	5,291,150
Earle M. Jorgensen Co., Sec’d. Notes	Ba3	9.75%	06/01/12	5,750	6,123,750
Gerdau AmeriSteel Corp., Sr. Notes	Ba2	10.375%	07/15/11	4,225	4,531,313
Indalex Holdings Corp., Sec’d. Notes(j)	B3	11.50%	02/01/14	2,300	2,346,000
Ispat Inland ULC, Sec’d. Notes (Canada)	Baa3	9.75%	04/01/14	6,314	6,961,184
Massey Energy Co., Sr. Notes	B1	6.625%	11/15/10	250	246,250
Metals USA, Inc., Sec’d. Notes(j)	B3	11.125%	12/01/15	6,575	7,199,624
Novelis, Inc., Sr. Notes (Canada)(j)	B1	8.00%	02/15/15	5,715	5,486,400
Peabody Energy Corp., Sr. Notes	Ba2	5.875%	04/15/16	1,450	1,326,750
Ryerson Tull, Inc., Sr. Notes	B2	8.25%	12/15/11	2,485	2,453,938
Southern Copper Corp., Sr. Notes	Baa2	7.50%	07/27/35	3,550	3,389,292
United States Steel Corp., Sr. Notes(b)	Ba1	9.75%	05/15/10	2,200	2,343,000
United States Steel Corp., Sr. Notes	Ba1	10.75%	08/01/08	5,000	5,375,000
Wise Metals Group LLC, Sec’d. Notes(b)	Caa1	10.25%	05/15/12	600	522,000

					69,926,264

Non Captive Finance — 0.3%
Residential Capital Corp., Sr. Unsec’d. Notes	Baa3	6.375%	06/30/10	4,800	4,734,677

SEE NOTES TO FINANCIAL STATEMENTS.

B76

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Packaging — 2.9%
Berry Plastics Corp., Gtd. Notes	B3	10.75%	07/15/12	$4,945	$5,352,963
Crown Americas LLC, Sr. Notes(b)(j)	B1	7.625%	11/15/13	8,000	7,860,000
Crown Cork & Seal PLC, Gtd. Notes (United Kingdom)(b)	B2	7.00%	12/15/06	1,850	1,852,313
Graham Packaging Co., Inc. Gtd. Notes	Caa1	8.50%	10/15/12	3,600	3,528,000
Graham Packaging Co., Inc. Sub. Notes(b)	Caa2	9.875%	10/15/14	3,925	3,885,750
Greif Brothers Corp., Gtd. Notes	B1	8.875%	08/01/12	8,925	9,393,562
Owens-Brockway Glass Container, Inc., Gtd. Notes	B1	7.75%	05/15/11	4,250	4,281,875
Owens-Brockway Glass Container, Inc., Sr. Sec’d. Notes	B1	8.75%	11/15/12	7,755	8,074,893
Silgan Holdings, Inc., Sr. Sub. Notes(b)	B1	6.75%	11/15/13	2,825	2,754,375

					46,983,731

Paper — 2.9%
Abitibi-Consolidated Co. of Canada, Gtd. Notes (Canada)(b)	B1	8.375%	04/01/15	2,445	2,231,063
Abitibi-Consolidated, Inc., Debs. (Canada)	B1	8.85%	08/01/30	1,500	1,267,500
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B1	5.25%	06/20/08	1,200	1,122,000
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B1	6.00%	06/20/13	2,270	1,838,700
Abitibi-Consolidated, Inc., Notes (Canada)	B1	7.75%	06/15/11	880	807,400
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B1	8.55%	08/01/10	1,500	1,421,250
Ainsworth Lumber Co., Ltd., Gtd. Notes (Canada)(h)	B2	9.25%	10/01/10	1,100	1,056,000
Ainsworth Lumber Co., Ltd., Sr. Notes (Canada)	B2	6.75%	03/15/14	5,055	3,841,800
Bowater Canada Finance, Gtd. Notes (Canada)	B1	7.95%	11/15/11	2,150	2,042,500
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13	5,775	5,341,874
Catalyst Paper Corp., Gtd. Notes, Ser. D (Canada)	B1	8.625%	06/15/11	2,770	2,700,750
Catalyst Paper Corp., Sr. Notes (Canada)	B1	7.375%	03/01/14	1,000	895,000
Cellu Tissue Holdings, Inc., Sr. Sec’d Notes	B2	9.75%	03/15/10	4,000	3,900,000
Domtar, Inc., Notes (Canada)	B1	7.875%	10/15/11	650	611,000
Georgia-Pacific Corp., Debs.	B2	7.375%	12/01/25	1,000	905,000
Graphic Packaging International Corp., Sr. Notes(b)	B2	8.50%	08/15/11	2,925	2,917,688
Graphic Packaging International Corp., Sr. Sub. Notes(b)	B3	9.50%	08/15/13	3,550	3,514,500
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50%	06/01/13	2,025	1,812,375
Jefferson Smurfit Corp., Gtd. Notes	B2	8.25%	10/01/12	620	581,250
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75%	11/15/13	2,670	2,029,200
Norampac, Inc., Sr. Notes (Canada)	B1	6.75%	06/01/13	3,075	2,767,500
Smurfit-Stone Container Enterprises, Inc., Sr. Notes(b)	B2	8.375%	07/01/12	1,340	1,266,300
Tembec Industries, Inc., Gtd. Notes (Canada)	Ca	7.75%	03/15/12	3,870	1,973,700

					46,844,350

Pipelines & Other — 4.1%
AmeriGas Partners LP, Sr. Notes	B1	7.125%	05/20/16	3,600	3,375,000
ANR Pipeline Co., Notes(h)	Ba2	8.875%	03/15/10	50	52,813
El Paso Corp., Sr. Notes(b)	B2	7.00%	05/15/11	8,505	8,388,055
El Paso Production Holding Co., Gtd. Notes	B1	7.75%	06/01/13	12,265	12,356,987
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75%	05/01/14	1,175	1,113,313
Inergy LP, Sr. Notes	B1	6.875%	12/15/14	3,000	2,790,000
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%	03/01/16	1,050	1,060,500
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125%	06/15/14	1,975	1,994,750
Southern Natural Gas Co., Unsub. Notes	Ba2	8.875%	03/15/10	2,900	3,063,134
Targa Resources, Inc., Gtd. Notes(j)	B2	8.50%	11/01/13	1,475	1,423,375
Tennessee Gas Pipeline Co., Debs.	Ba2	7.00%	03/15/27-10/15/28	5,655	5,513,599
Tennessee Gas Pipeline Co., Debs.(b)	Ba2	7.625%	04/01/37	4,615	4,521,002
Tesoro Corp., Sec’d. Notes(j)	Ba1	6.625%	11/01/15	1,175	1,113,313
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125%	06/01/10	1,385	1,475,025
Williams Cos., Inc., Debs., Ser. A	Ba2	7.50%	01/15/31	2,075	2,002,375
Williams Cos., Inc., Notes(b)	Ba2	7.125%	09/01/11	4,475	4,475,000
Williams Cos., Inc., Notes(b)	Ba2	7.75%	06/15/31	1,925	1,896,125
Williams Cos., Inc., Notes	B2	7.875%	09/01/21	1,400	1,421,000

SEE NOTES TO FINANCIAL STATEMENTS.

B77

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Pipelines & Other (cont’d.)
Williams Cos., Inc., Sr. Notes	Ba2	7.625%	07/15/19	$525	$532,875
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	8.125%	03/15/12	7,445	7,724,187

					66,292,428

Railroads — 0.2%
Kansas City Southern Railway, Gtd. Notes	B3	7.50%	06/15/09	2,750	2,750,000

Retailers — 2.3%
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00%	03/15/14	1,100	1,067,000
Couche-Tard Finance Corp., Sr. Sub. Notes	Ba2	7.50%	12/15/13	2,475	2,462,625
GSC Holdings Corp., Gtd. Notes(b)	Ba3	8.00%	10/01/12	3,945	3,945,000
GSC Holdings Corp., Gtd. Notes(g)(h)	B+	8.865%	10/01/11	1,200	1,233,000
Jean Coutu Group (PJC), Inc., Sr. Notes (Canada)(b)	B3	7.625%	08/01/12	800	776,000
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes (Canada)(b)	Caa2	8.50%	08/01/14	2,525	2,323,000
Neiman Marcus Group, Inc., Gtd. Notes(j)	B3	10.375%	10/15/15	7,675	8,154,688
Pantry, Inc., Sr. Sub. Notes	B3	7.75%	02/15/14	3,025	2,994,750
Rite Aid Corp., Gtd. Notes(b)	B2	7.50%	01/15/15	3,075	2,952,000
Rite Aid Corp., Sec’d. Notes	B2	8.125%	05/01/10	5,595	5,622,975
Sonic Automotive, Inc., Sr. Sub. Notes, Ser. B	B2	8.625%	08/15/13	1,605	1,588,950
Stripes Acquisition LLC, Sr. Notes(j)	B2	10.625%	12/15/13	4,250	4,483,750

					37,603,738

Technology — 4.3%
Amkor Technology, Inc., Sr. Notes(b)	Caa1	7.125%	03/15/11	800	726,000
Ampex Corp., Sec’d. Notes(b)(c)(f)	NR	12.00%	08/15/08	674	168,533
Avago Technologies, Sr. Notes (Singapore)(b)(j)	B3	10.125%	12/01/13	5,260	5,536,150
Avago Technologies, Sr. Sub. Notes (Singapore)(j)	Caa2	11.875%	12/01/15	1,360	1,479,000
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.25%	11/15/14	200	187,250
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	6.50%	05/15/13	1,990	1,890,500
Freescale Semiconductor, Inc., Sr. Notes	Ba1	6.875%	07/15/11	2,400	2,412,000
Freescale Semiconductor, Inc., Sr. Notes	Ba1	7.125%	07/15/14	3,710	3,747,100
Iron Mountain, Inc., Gtd. Notes	Caa1	8.625%	04/01/13	3,875	3,875,000
Nortel Networks Corp., Gtd. (Canada)	B3	4.25%	09/01/08	2,175	2,049,938
Nortel Networks, Ltd., Gtd. Notes (Canada)(j)	B3	10.125%	07/15/13	1,200	1,221,000
Nortel Networks, LTD., Gtd. Notes (Canada)(j)	B3	10.75%	07/15/16	325	330,688
Sanmina-SCI Corp., Gtd. Notes(b)	B1	6.75%	03/01/13	440	410,300
Sanmina-SCI Corp., Sr. Sub. Notes	B1	8.125%	03/01/16	2,800	2,730,000
Seagate Technology, HDD Holdings, Gtd. Notes (Cayman Islands)	Ba2	8.00%	05/15/09	8,700	8,917,499
Sensata Technologies BV, Sr. Notes (Netherlands)(b)(j)	B2	8.00%	05/01/14	7,850	7,575,249
Serena Software, Inc., Sr. Sub. Notes(j)	Caa1	10.375%	03/15/16	5,840	5,869,200
Spansion Inc., Sr. Notes(j)	Caa1	11.25%	01/15/16	5,300	5,339,750
STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba2	6.75%	11/15/11	1,810	1,687,825
Sungard Data Systems, Inc., Sr. Sub. Notes(j)	Caa1	10.25%	08/15/15	7,390	7,639,412
Sungard Data Systems, Inc., Sr. Unsecd. Notes(h)(j)	B3	9.43%	08/15/13	2,000	2,092,500
Unisys Corp., Sr. Notes	Ba3	6.875%	03/15/10	500	466,875
Unisys Corp., Sr. Notes	Ba3	8.00%	10/15/12	465	432,450
Xerox Corp., Gtd. Notes	Ba2	9.75%	01/15/09	590	629,825
Xerox Corp., Sr. Notes	Ba2	6.875%	08/15/11	1,350	1,341,563
Xerox Corp., Sr. Unsec’d. Notes	Ba2	6.40%	03/15/16	1,525	1,439,219

					70,194,826

Telecommunications — 5.7%
Alamosa Delaware, Inc., Gtd. Notes	Caa1	11.00%	07/31/10	2,650	2,901,750
American Cellular Corp., Sr. Notes, Ser. B	B3	10.00%	08/01/11	1,000	1,052,500
Bestel SA de CV, Sr. Disc. Notes (Mexico)(c)(f)	NR	12.75%	05/15/05	900	153,000
Centennial Communications Corp., Sr. Notes(b)	B3	8.125%	02/01/14	2,875	2,767,188
Centennial Communications Corp., Sr. Notes	Caa2	10.00%	01/01/13	225	222,750
Cincinnati Bell, Inc., Gtd. Notes	B1	7.25%	07/15/13	1,275	1,255,875
Cincinnati Bell, Inc., Sr. Sub. Notes(b)	B3	8.375%	01/15/14	1,740	1,713,900
Citizens Communications Co., Notes	Ba3	9.25%	05/15/11	2,855	3,069,125

SEE NOTES TO FINANCIAL STATEMENTS.

B78

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Telecommunications (cont’d.)
Citizens Communications Co., Sr. Notes(b)	Ba3	6.25%	01/15/13	$4,400	$4,158,000
Citizens Communications Co., Sr. Notes	Ba3	9.00%	08/15/31	1,900	1,923,750
Dobson Cellular Systems, Inc., Sec’d. Notes	B1	8.375%	11/01/11	1,400	1,438,500
Dobson Communications Corp., Sr. Notes(b)(h)	Caa2	9.32%	10/15/12	975	982,313
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(h)	B3	10.79%	05/01/13	3,350	3,383,500
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)	Caa1	12.50%	05/01/15	2,000	2,095,000
Level 3 Financing, Inc., Sr. Notes(b)(j)	B3	12.25%	03/15/13	10,950	11,634,374
Nextel Partners, Inc., Sr. Notes	Ba3	8.125%	07/01/11	5,875	6,146,718
Nordic Telephone Co., Holdings ApS, Sr. Notes, (Denmark)(b)(j)	B2	8.875%	05/01/16	4,950	5,086,125
Qwest Capital Funding, Inc., Gtd. Notes	B3	6.875%	07/15/28	50	43,125
Qwest Communications International, Inc., Gtd. Notes, Ser. B(b)	B2	7.50%	02/15/14	6,225	6,069,375
Qwest Corp., Notes	Ba3	8.875%	03/15/12	2,375	2,505,625
Qwest Corp., Sr. Notes(b)	Ba3	7.625%	06/15/15	5,375	5,307,813
Qwest Corp., Sr. Notes	Ba3	7.875%	09/01/11	7,710	7,806,374
Rogers Wireless, Inc., Debs. (Canada)	Ba2	9.75%	06/01/16	425	489,813
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	6.375%	03/01/14	4,000	3,810,000
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	9.625%	05/01/11	1,300	1,423,500
Rogers Wireless, Inc., Sr. Sub. Notes (Canada)	Ba3	8.00%	12/15/12	425	434,563
Rural Cellular Corp., Sr. Notes	Caa1	9.875%	02/01/10	20	20,575
Rural Cellular Corp., Sr. Sub. Notes(b)(h)(j)	Caa2	10.90%	11/01/12	2,500	2,565,625
UbiquiTel Operating Co., Sr. Notes	Caa1	9.875%	03/01/11	4,300	4,676,250
Windstream Corp., Sr. Notes(j)	Ba3	8.625%	08/01/16	5,950	6,083,875

					91,220,881

Tobacco — 0.3%
Reynolds American, Inc., Sec’d Notes(j)	BB(g)	6.50%	07/15/10	1,260	1,219,050
Reynolds American, Inc., Sec’d Notes(j)	Ba2	7.625%	06/01/16	4,200	4,105,500

					5,324,550

TOTAL CORPORATE BONDS (cost $1,506,143,440)					1,495,945,514

FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Federal Republic of Argentina, Bonds(h)	B3	3.00%	04/30/13	4,589	3,272,224
Federal Republic of Argentina, Bonds(h)	B3	4.89%	08/03/12	3,133	2,896,772
Federal Republic of Brazil, Notes	Ba3	8.75%	02/04/25	3,350	3,676,625
Federal Republic of Brazil, Unsub. Notes	Ba3	10.00%	08/07/11	1,920	2,190,720
Federal Republic of Colombia, Notes	Ba2	10.00%	01/23/12	3,352	3,787,760
Federal Republic of Peru, Bonds(b)	Ba3	8.375%	05/03/16	3,330	3,596,400
Federal Republic of Philippines, Bonds	B1	9.375%	01/18/17	5,015	5,566,650

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $24,079,185)					24,987,151

COMMON STOCKS — 0.4%				Shares
Cable — 0.1%
Adelphia Business Solutions, Inc.(a)(f)				25,755	424,958
Classic Communications, Inc.(a)(f)				6,000	60
Liberty Global, Inc.(a)(b)				42,222	868,506
NTL, Inc.(a)				8,521	212,173

					1,505,697

Capital Goods
Trism, Inc.(a)(f)				82,628	83

Electric — 0.1%
Mirant Corp.(a)				61,702	1,653,614
York Research Corp.(a)(f)				4,155	4

					1,653,618

SEE NOTES TO FINANCIAL STATEMENTS.

B79

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Food
Premium Standard Farms, Inc.(f)	17,260	$280,130

Media & Entertainment — 0.1%
Liberty Media, Inc.(a)	41,633	895,110

Retail
Stage Stores, Inc.	67	2,211

Telecommunications — 0.1%
IMPSAT Fiber Networks, Inc. (Argentina)(a)	29,831	252,072
Netia SA (Poland)	238,168	335,031
TELUS Corp. (Canada)	42,866	1,730,928

		2,318,031

Utilities Gas & Electric
Kaiser Group Holdings, Inc.(a)	8,894	302,396

TOTAL COMMON STOCKS (cost $6,737,687)		6,957,276

PREFERRED STOCKS — 0.8%
Building Materials & Construction
New Millenium Homes LLC(a)(f)	3,000	750,000

Cable
Adelphia Communications Corp., PIK, 13.00%(a)(f)	5,000	1,250
PTV, Inc., Ser. A, 10.00%(a)	13	39

		1,289

Food
AmeriKing, Inc., PIK, 13.00%(a)(f)	36,672	37

Media & Entertainment — 0.7%
Ion Media Networks, Inc 14.25%(a)	1,230	10,576,281

Technology — 0.1%
Xerox Corp., 6.25%(a)	16,920	1,903,838

Telecommunications
World Access, Inc., 13.25%(a)(f)	1,434	1

TOTAL PREFERRED STOCK (cost $14,348,293)		13,231,446

WARRANTS(a)(f)	Expiration Date	Units

Cable
TVN Entertainment	8/21/11	9,347	5,421

Chemicals
Sterling Chemical Holdings, Inc.	8/15/08	560	1

Consumer
ICON Fitness Corp.	9/27/09	18,093	181

Media & Entertainment
XM Satellite Radio, Inc.(j)	3/15/10	5,005	5

Technology
Viasystems Group, Inc.	1/31/10	45,109	5

Telecommunications
Allegiance Telecommunications, Inc.	2/03/08	3,800	4
GT Group Telecommunications, Inc. (Canada)(j)	2/01/10	3,050	3
Price Communications Corp.	8/01/07	6,880	321,096

SEE NOTES TO FINANCIAL STATEMENTS.

B80

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

WARRANTS(a)(f)	Expiration Date	Units	Value (Note 2)

(Continued)
Telecommunications (cont’d.)
Verado Holdings, Inc., Ser. B	4/15/08	1,175	$826
Versatel Telecommunications	5/15/08	2,000	2

			321,931

TOTAL WARRANTS (cost $4,213,592)			327,544

TOTAL LONG-TERM INVESTMENTS (cost $1,555,522,197)			1,541,448,931

SHORT-TERM INVESTMENTS — 21.9%		Shares
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund — Short Term Bond Series(e)		3,396,238	33,996,347
Dryden Core Investment Fund — Taxable Money Market Series (includes $300,648,225 of cash collateral for securities lending) (Note 4)(d)(e)		318,928,144	318,928,144

TOTAL SHORT-TERM INVESTMENTS (cost $352,891,610)			352,924,491

TOTAL INVESTMENTS — 117.4% (cost $1,908,413,807)			1,894,373,422
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (17.4)%			(280,282,122)

NET ASSETS — 100.0%			$1,614,091,300

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $292,733,608; cash collateral of $300,648,225 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents issuer in default on interest payments and/or principal repayment, non-income producing security.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities of loan.

(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and Dryden Core Investment Fund — Short-Term Bond Series.

(f)	Indicates a security that has been deemed illiquid; the aggregate cost of the illiquid securities is $52,536,921. The aggregate value of $40,218,920 is approximately 2.49% of net assets.

(g)	Standard & Poor’s rating.

(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par on the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2006.

(i)	Amount is actual; not rounded to thousands.

(j)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to a qualified institutional buyer. Unless otherwise noted, 144A securities are deemed to be liquid.

(k)	Interest rate reflected represents the rate that would be in effect from the date the bond steps up from zero to an interest paying bond.

(l)	Liabilities in excess of other assets include a credit default swap as follows:

Credit default swap agreement outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Depreciation
Morgan Stanley Capital Services*	09/20/10	$2,500	4.20%	Lear Corp., 8.11%, 05/15/08	$(99,325)

*	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

B81

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Affiliated Mutual Funds (including 18.6% of collateral received for securities on loan)	21.9%
Health Care & Pharmaceutical	8.7
Media & Entertainment	8.5
Electric	7.1
Automotive	6.5
Capital Goods	5.8
Telecommunications	5.8
Chemicals	5.5
Gaming	5.5
Technology	4.4
Metals	4.3
Cable	4.1
Pipelines & Other	4.1
Energy – Other	3.2
Packaging	2.9
Paper	2.9
Aerospace/Defense	2.6
Lodging	2.6
Retailers	2.3
Consumer	1.8
Foods	1.7
Foreign Government Obligations	1.6
Building Materials & Construction	1.3
Airlines	0.7
Banking	0.4
Foreign Agencies	0.4
Non Captive Finance	0.3
Tobacco	0.3
Railroads	0.2

117.4
Liabilities in excess of other assets	(17.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B82

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 99.8%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace — 3.2%
Boeing Co.(b)	338,700	$27,742,917
United Technologies Corp.	573,400	36,365,028

		64,107,945

Beverages — 2.6%
PepsiCo, Inc.	852,600	51,190,104

Biotechnology — 6.7%
Amgen, Inc.(a)(b)	722,200	47,109,106
Genentech, Inc.(a)	526,300	43,051,340
Gilead Sciences, Inc.(a)	713,400	42,204,744

		132,365,190

Capital Markets — 7.5%
Charles Schwab Corp. (The)	2,074,300	33,147,314
Goldman Sachs Group, Inc. (The)	226,200	34,027,266
Merrill Lynch & Co., Inc.	473,400	32,929,704
UBS AG	454,800	49,891,560

		149,995,844

Communications Equipment — 8.1%
Cisco Systems, Inc.(a)	2,096,000	40,934,880
Corning, Inc.(a)	1,222,600	29,574,694
Motorola, Inc.	975,000	19,646,250
Nokia Corp., ADR (Finland)	1,423,400	28,838,084
QUALCOMM, Inc.	1,050,300	42,085,521

		161,079,429

Computers & Peripherals — 1.8%
Apple Computer, Inc.(a)	622,600	35,562,912

Consumer Finance — 2.2%
American Express Co.	805,700	42,879,354

Diversified Financial Services — 2.0%
KKR Private Equity Investors LLP, RDU, 144A (Netherlands)(a)(e)(f)	804,900	17,627,310
NYSE Group Inc.(a)(b)	326,100	22,331,328

		39,958,638

Electronic Equipment & Instruments — 1.7%
Agilent Technologies, Inc.(a)	1,070,400	33,781,824

Energy Equipment & Services — 2.3%
Schlumberger Ltd.(b)	706,400	45,993,704

Food & Staples Retailing — 2.1%
Whole Foods Market, Inc.	635,200	41,059,328

Health Care Equipment & Supplies — 3.2%
Alcon, Inc.	429,200	42,297,660
St. Jude Medical, Inc.(a)	677,400	21,961,308

		64,258,968

Health Care Providers & Services — 2.7%
Caremark Rx, Inc.	603,100	30,076,597
WellPoint, Inc.(a)	320,000	23,286,400

		53,362,997

Hotels, Restaurants & Leisure — 3.4%
Cheesecake Factory (The)(a)(b)	375,700	10,125,115
Chipotle Mexican Grill Inc. (Class “A” Stock)(a)	76,900	4,687,055
Marriott International, Inc. (Class “A” Stock)	973,400	37,106,008
Starbucks Corp.(a)(b)	455,700	17,207,232

		69,125,410

SEE NOTES TO FINANCIAL STATEMENTS.

B83

JENNISON PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Household Products — 1.6%
Procter & Gamble Co. (The)	586,857	$32,629,249

Industrial Conglomerates — 3.8%
3M Co.	371,900	30,038,363
General Electric Co.	1,381,400	45,530,944

		75,569,307

Insurance — 1.5%
American International Group, Inc.	490,900	28,987,645

Internet Software & Services — 6.8%
eBay, Inc.(a)(b)	506,400	14,832,456
Google, Inc. (Class “A” Stock)(a)	188,800	79,169,505
Yahoo!, Inc.(a)(b)	1,265,100	41,748,300

		135,750,261

Media — 3.5%
News Corp. (Class “A” Stock)	1,097,600	21,051,968
Walt Disney Co.	1,608,500	48,255,000

		69,306,968

Multiline Retail — 4.4%
Federated Department Stores, Inc.	1,049,000	38,393,400
Kohl’s Corp.(a)	351,800	20,798,416
Target Corp.	582,700	28,476,549

		87,668,365

Oil, Gas & Consumable Fuels — 2.8%
Apache Corp.	159,100	10,858,575
Occidental Petroleum Corp.	262,500	26,919,375
Suncor Energy, Inc.	225,500	18,267,755

		56,045,705

Pharmaceuticals — 6.3%
Novartis AG, ADR (Switzerland)	915,500	49,363,760
Roche Holdings Group, ADR (Switzerland)	595,200	49,097,928
Sanofi-Aventis (France)	267,700	26,125,258

		124,586,946

Semiconductors & Semiconductor Equipment — 6.7%
Broadcom Corp. (Class “A” Stock)(a)(b)	1,264,900	38,010,245
Marvell Technology Group, Ltd.(a)(b)	828,600	36,731,838
Maxim Integrated Products, Inc.	928,600	29,817,346
Texas Instruments, Inc.	991,500	30,032,535

		134,591,964

Software — 7.0%
Adobe Systems, Inc.(a)(b)	1,595,800	48,448,488
Electronic Arts, Inc.(a)(b)	688,000	29,611,520
Microsoft Corp.	441,800	10,293,940
NAVTEQ Corp.(a)(b)	256,700	11,469,356
SAP AG, ADR (Germany)(b)	734,400	38,570,688

		138,393,992

Specialty Retail — 2.2%
Home Depot, Inc.	703,500	25,178,265
Urban Outfitters, Inc.(a)(b)	351,900	6,154,731
Williams-Sonoma, Inc.	385,500	13,126,275

		44,459,271

Wireless Telecommunication Services — 0.8%
NII Holdings, Inc.(a)(b)	277,900	15,668,002

SEE NOTES TO FINANCIAL STATEMENTS.

B84

JENNISON PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods — 2.9%
Coach, Inc.(a)	831,300	$24,855,870
NIKE, Inc. (Class “B” Stock)(b)	397,000	32,157,000

		57,012,870

TOTAL LONG TERM INVESTMENTS (cost $1,643,803,992)		1,985,392,192

SHORT TERM INVESTMENT — 9.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $190,548,499; includes $190,548,478 of cash collateral received for securities on loan) (Note 4)(c)(d)	190,548,499	190,548,499

TOTAL INVESTMENTS — 109.4% (cost $1,834,352,491)		2,175,940,691
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(187,479,747)

NET ASSETS — 100.0%		$1,988,460,944

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt.
RDU	Restricted Depositary Unit.

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $185,272,412; cash collateral of $190,548,478 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted. 144A securities are deemed to be liquid.

(f)	As of June 30, 2006, one security representing $17,627,310 and 0.8% of the total market value of the Portfolio was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

B85

JENNISON PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Affiliated Money Market Mutual Fund (including 9.6% of collateral received for securities on loan)	9.6%
Communications Equipment	8.1
Capital Markets	7.5
Software	7.0
Internet Software & Services	6.8
Biotechnology	6.7
Semiconductors & Semiconductor Equipment	6.7
Pharmaceuticals	6.3
Multiline Retail	4.4
Industrial Conglomerates	3.8
Media	3.5
Hotels, Restaurants & Leisure	3.4
Aerospace	3.2
Health Care Equipment & Supplies	3.2
Textiles, Apparel & Luxury Goods	2.9
Oil, Gas & Consumable Fuels	2.8
Health Care Providers & Services	2.7
Beverages	2.6
Energy Equipment & Services	2.3
Consumer Finance	2.2
Specialty Retail	2.2
Food & Staples Retailing	2.1
Diversified Financial Services	2.0
Computers & Peripherals	1.8
Electronic Equipment & Instruments	1.7
Household Products	1.6
Insurance	1.5
Wireless Telecommunication Services	0.8

109.4
Liabilities In Excess of Other Assets	(9.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B86

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Certificates of Deposit — 29.5%
Banco Bilbao Vizcaya NY(a)	4.998%	07/17/06	$10,000	$9,999,720
Bank of New York, Inc.	4.550%	10/27/06	10,000	10,000,000
Barclays Bank PLC	5.200%	08/24/06	15,000	15,000,000
Barclays Bank PLC	5.074%	04/05/07	30,000	29,995,068
BNP Paribas	4.760%	10/25/06	20,000	20,000,000
Branch Banking and Trust Co.(a)	5.110%	08/10/06	46,000	45,999,467
Citibank N.A., New York	5.170%	08/23/06	15,000	15,000,000
Fortis Bank NV-S.A.	4.300%	09/28/06	15,000	15,000,000
HBOS Treasury Services PLC	5.315%	04/27/07	15,000	15,000,000
M&I Marshall & Ilsley Bank	5.020%	10/02/06	15,000	15,000,877
Nordea Bank AB	5.700%	06/28/07	14,000	14,000,000
Societe Generale	4.200%	09/01/06	20,000	20,000,000
Suntrust Banks, Inc.(a)	5.100%	02/09/07	20,000	19,998,803
Toronto Dominion Bank NY	3.795%	07/03/06	25,000	25,000,000
Wells Fargo Bank NA	4.880%	02/01/07	10,000	10,000,000
Wells Fargo Bank NA	5.240%	04/11/07	20,000	20,000,000

				299,993,935

Commercial Paper — 29.6%
Bank Of America Corp.(e)	5.280%	08/08/06	20,000	19,888,533
Caisse Nationale Des Caisses D’Epargne 144A(c)(e)	5.280%	08/08/06	10,000	9,944,267
Citigroup Funding Inc.(e)	5.250%	08/04/06	25,000	24,876,042
Citigroup Funding Inc.(e)	5.300%	08/07/06	10,000	9,945,528
DaimlerChrysler Rev Auto(e)	5.250%	07/19/06	5,947	5,931,389
DaimlerChrysler Rev Auto(e)	5.300%	07/31/06	20,000	19,911,667
Falcon Asset Securitization Corp. 144A(c)(e)	5.270%	07/26/06	21,495	21,416,334
Falcon Asset Securitization Corp. 144A(c)(e)	5.240%	08/07/06	25,000	24,865,361
KBC Financial Products International Ltd 144A(c)(e)	5.330%	07/03/06	5,975	5,973,231
Long Lane Master Trust IV 144A(c)(e)	5.250%	07/20/06	30,000	29,916,875
Park Granada LLC 144A(c)(e)	5.225%	07/17/06	10,000	9,976,778
PB Finance Delaware, Inc.(e)	5.310%	07/24/06	21,977	21,902,443
Sheffield Receivables Corp. 144A(c)(e)	5.190%	07/17/06	24,000	23,944,640
Sheffield Receivables Corp. 144A(c)(e)	5.260%	08/03/06	7,000	6,966,248
Stadshypotek Delaware 144A(c)(e)	5.310%	08/08/06	25,000	24,859,469
Tulip Funding Corp. 144A(c)(e)	5.320%	08/01/06	32,459	32,310,302
UBS Finance Delaware LLC(e)	5.180%	07/10/06	8,280	8,269,277

				300,898,384

Other Corporate Obligations — 39.3%
American Express Credit Corp. M.T.N.(a)	5.229%	07/05/07	27,000	27,006,511
Genworth Life Insurance Co. (cost $11,000,000; purchased 7/22/2005)(a)(b)	5.374%	07/24/06	11,000	11,000,000
General Electric Capital Corp.(a)	5.250%	07/09/07	11,750	11,750,000
General Electric Capital Corp. M.T.N.(a)	5.352%	07/17/07	21,000	21,000,000
Goldman Sachs & Co., Inc. M.T.N.	5.599%	03/30/07	43,000	43,034,754
HSBC Finance Corp. M.T.N.	5.200%	05/10/07	20,000	20,006,493
HSBC USA Inc. M.T.N.(a)	5.179%	07/13/07	30,000	30,000,000
Irish Life and Permanent PLC M.T.N. 144A(a)(c)	5.299%	07/20/07	25,000	24,998,604
JPMorgan Chase & Co. M.T.N.(a)	5.115%	07/02/07	13,000	13,000,000
Merrill Lynch & Co., Inc. M.T.N.(a)	5.420%	07/11/07	34,000	34,006,947
Metropolitan Life Insurance Co. of Connecticut (cost $6,000,000; purchased 7/7/06)(a)(b)	5.220%	07/07/06	6,000	6,000,000
Metropolitan Life Insurance Co. (cost $10,000,000; purchased 10/3/05)(a)(b)	5.179%	10/02/06	10,000	10,000,000
Metropolitan Life Insurance Co. (cost $9,000,000; purchased 2/1/06)(a)(b)	5.219%	02/01/07	9,000	9,000,000
Morgan Stanley, Inc. M.T.N.(a)	5.149%	07/03/07	31,000	31,000,000
National City Bank Cleveland(a)	5.080%	07/07/06	11,000	10,999,958
Nationwide Building Society 144A(a)(c)	5.550%	07/26/07	15,000	15,008,148
Nordea Bank AB 144A(a)(c)	5.150%	07/10/07	20,000	20,000,000
Pacific Life Insurance Co. (cost $7,000,000; purchased 6/15/06)(a)(b)	5.461%	07/13/07	7,000	7,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

B87

MONEY MARKET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Other Corporate Obligations (cont’d.)
Royal Bank of Canada M.T.N.(a)	5.200%	07/09/07	5,000	$5,000,000
Skandinaviska Enskilda Banken AB 144A(a)(c)	5.242%	07/16/07	36,000	36,000,001
Westpac Banking Corp. M.T.N.(a)	5.340%	07/11/07	13,000	12,999,918

				398,811,334

TOTAL INVESTMENTS — 98.4% (amortized cost $999,703,653)(d)				999,703,653
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%				15,832,200

TOTAL NET ASSETS — 100.0%				$1,015,535,853

The following abbreviation is used in portfolio descriptions:

M.T.N.	Medium Term Notes

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2006.

(b)	Indicates a restricted security and deemed illiquid. The aggregate cost and value of restricted securities is $43,000,000 and represents 4.2% of net assets.

(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(d)	Federal income tax basis is the same as for financial reporting purposes.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

The Industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 was as follows:

Commercial Banks	47.4%
Security Broker & Dealers	21.8
Insurance	12.8
Non Captive Finance	12.8
Automotive	3.6

98.4
Other assets in excess of liabilities	1.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B88

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 94.0%		Value (Note 2)
COMMON STOCKS — 93.0%	Shares

Aluminum — 1.9%
Alcoa, Inc.(b)	573,800	$18,568,168
Aluminum Corp. of China, Ltd., ADR (China)(b)	68,400	5,109,480

		23,677,648

Basic Metals — 7.3%
Cameco Corp. (Canada)	529,000	21,073,753
Falconbridge Ltd.	453,500	23,967,474
First Quantum Minerals, Ltd. (Canada)	424,900	19,046,848
FNX Mining Co., Inc. (Canada)(a)	336,900	3,199,086
FNX Mining Co., Inc., 144A (Canada)(a)(h)	56,300	534,606
Inco, Ltd.(b)	220,400	14,524,360
Northern Dynasty Minerals, Ltd.(a)(b)	671,000	5,898,090

		88,244,217

Coal — 3.2%
Alpha Natural Resources, Inc.(a)	432,800	8,491,536
CONSOL Energy, Inc.(b)	647,600	30,255,872

		38,747,408

Copper — 4.8%
Freeport-McMoRan Copper & Gold, Inc. (Class B)	249,800	13,841,418
Peru Copper, Inc. (Canada)(a)	849,800	4,362,048
Phelps Dodge Corp.	392,000	32,206,720
Southern Peru Copper Corp.(b)	91,700	8,173,221

		58,583,407

Crude Oil Production — 5.6%
Denbury Resources, Inc.(a)	39,800	1,260,466
Endeavour International Corp.(a)(b)	744,100	1,778,399
OPTI Canada, Inc. (Canada)(a)	1,680,148	34,391,635
Talisman Energy, Inc.	605,300	10,580,644
UTS Energy Corp. (Canada)(a)	1,647,900	8,665,388
Western Oil Sands, Inc. (Canada)(a)	389,600	10,798,373

		67,474,905

Diversified Resources — 5.4%
Anhui Conch Cement Co., Ltd. (Class H) (China)	3,626,000	5,906,146
Evergreen Solar, Inc.(a)(b)	134,600	1,747,108
Halliburton Co.(b)	469,400	34,834,174
Railpower Technologies Corp.(Canada)(a)	105,500	226,821
Railpower Technologies Corp., 144A (Canada)(a)(h)	232,300	499,435
SEACOR Holdings, Inc.(a)(b)	152,200	12,495,620
SXR Uranium One, Inc. (Canada)(a)(b)	1,381,380	10,221,445

		65,930,749

Forest Products — 0.9%
Plum Creek Timber Co., Inc. (REIT)	313,000	11,111,500

Gold — 13.5%
African Rainbow Minerals Ltd. (South Africa)(a)	552,800	3,720,028
AXMIN, Inc. (Canada)(a)	2,370,600	2,017,442
Barrick Gold Corp.(b)	618,994	18,322,222
Cia de Minas Buenaventura SA, ADR (Peru)(b)	563,500	15,372,280
Crystallex International Corp.(a)(b)	2,200,100	6,336,288
Eldorado Gold Corp. (Canada)(a)	2,115,100	10,269,499
European Goldfields, Ltd. (Canada)(a)	2,228,400	6,587,584
Gabriel Resources, Ltd. (Canada)(a)	749,000	1,939,093
Glamis Gold, Ltd.(a)	735,100	27,830,887
Gold Fields, Ltd., ADR (South Africa)	559,200	12,805,680
Gold Reserve, Inc. (Canada)(a)	131,900	757,394

SEE NOTES TO FINANCIAL STATEMENTS.

B89

NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Gold (cont’d.)
Goldcorp, Inc.	393,800	$11,900,636
Harmony Gold Mining Co., Ltd., ADR (South Africa)(a)(b)	787,200	12,823,488
Highland Gold Mining, Ltd. (United Kingdom)(a)	974,300	4,139,383
IAMGOLD Corp. (Canada)	1,063,700	9,452,570
Nevsun Resources, Ltd. (Canada)(a)	911,800	2,621,946
Newcrest Mining, Ltd. (Australia)	1,024,000	16,040,544
Orezone Resources, Inc. (Canada)(a)	1,032,100	1,516,298

		164,453,262

Integrated Oil/Domestic — 7.4%
Frontier Oil Corp	386,000	12,506,400
Hess Corp	258,900	13,682,865
Marathon Oil Corp.	263,200	21,924,560
Occidental Petroleum Corp.	218,600	22,417,430
Valero Energy Corp.	286,100	19,031,372

		89,562,627

Integrated Oil/International — 6.8%
Petroleo Brasileiro SA, ADR (Brazil)(b)	210,800	18,826,548
Sasol Ltd., ADR (South Africa)(b)	588,900	22,755,096
Suncor Energy, Inc.	501,400	40,618,414

		82,200,058

Iron & Steel — 1.8%
Companhia Vale Do Rio Doce, ADR (Brazil)(b)	908,000	21,828,320

Natural Gas Production — 11.8%
Apache Corp.	88,900	6,067,425
Bill Barrett Corp.(a)(b)	168,300	4,983,363
BPI Industries, Inc. (cost $4,109,547; purchased 12/31/04-9/23/05)(a)(f)	2,800,000	3,225,600
Cheniere Energy, Inc.(a)(b)	262,600	10,241,400
CNX Gas Corp.(a)	89,800	2,694,000
Complete Production Services(a)	71,000	1,678,440
Compton Petroleum Corp. (Canada)(a)	568,500	6,574,698
Duvernay Oil Corp. (Canada)(a)	152,800	5,364,357
Gasco Energy, Inc.(a)(b)	919,300	4,090,885
Goodrich Petroleum Corp.(a)(b)	184,800	5,246,472
McMoRan Exploration Co.(a)(b)	252,000	4,435,200
Range Resources Corp.	684,550	18,612,915
Southwestern Energy Co.(a)	754,700	23,516,452
Trident Resources Corp. (Canada) (cost $4,402,178; purchased 12/4/03)(a)(f)(g)	412,657	18,483,248
Warren Resources, Inc.(a)(b)	995,600	14,296,816
Western Gas Resoures, Inc.	236,200	14,136,570

		143,647,841

Oil Service — 19.0%
Cameron International Corp(a)(b)	333,000	15,907,410
CARBO Ceramics, Inc.(b)	143,500	7,050,155
GlobalSantaFe Corp.	705,400	40,736,849
Grant Prideco, Inc.(a)	363,900	16,284,525
Hornbeck Offshore Services Inc.(a)	176,100	6,255,072
Hydril Co.(a)	88,200	6,925,464
National-Oilwell Varco, Inc.(a)	531,700	33,667,244
Noble Corp.(b)	133,300	9,920,186
Smith International, Inc.	358,800	15,955,836
Tenaris SA, ADR (Luxembourg)	320,000	12,956,800
Tidewater, Inc.	114,000	5,608,800
Transocean, Inc.(a)(b)	417,100	33,501,472

SEE NOTES TO FINANCIAL STATEMENTS.

B90

NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Oil Service (cont’d.)

Universal Compression Holdings, Inc.(a)	236,800	$14,911,296
Veritas DGC, Inc.(a)	226,400	11,677,712

		231,358,821

Platinum — 1.6%
Impala Platinum Holdings, Ltd., ADR (South Africa)(b)	417,200	19,302,008

Silver — 2.0%
Apex Silver Mines, Ltd.(a)(b)	448,700	6,752,935
Coeur d’Alene Mines Corp.(a)(b)	2,059,000	9,903,790
Pan American Silver Corp. (USD)(a)(b)	361,900	6,510,581
Pan American Silver Corp. (Canada)(a)	84,172	1,516,348

		24,683,654

TOTAL COMMON STOCKS (cost $690,546,937)		1,130,806,425

WARRANTS(a) — 0.1%	Units
Natural Gas Production
BPI Industries, Inc., expiring 12/31/06 (cost $131,255; purchased 12/31/04)(f)(g)	600,000	63,503

Silver — 0.1%
Pan American Silver Corp. (Canada), expiring 2/20/08	49,786	423,692

TOTAL WARRANTS (cost $271,075)		487,195

LINKED NOTE — 0.9%	Principal Amount (000)
Platinum
USD Palladium Linked Bank Note 7/13/07 (cost $7,000,000: purchased 6/30/03-1/9/06)(a)(f)(g)	$38,088	11,276,724

TOTAL LONG-TERM INVESTMENTS (cost $697,818,012)		1,142,570,344

SHORT-TERM INVESTMENTS — 31.6%	Shares
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $384,673,282: includes $321,470,322 of cash collateral received for security on loan) (Note 4)(c)(d)	384,673,282	384,673,282

TOTAL INVESTMENTS(e) — 125.6% (cost $1,082,491,294)		1,527,243,626
LIABILITIES IN EXCESS OF OTHER ASSETS — (25.6%)		(311,402,091)

NET ASSETS — 100.0%		$1,215,841,535

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
USD	United States Dollar-denominated
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $312,374,623; cash collateral of $321,470,322 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities of loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B91

NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

(e)	As of June 30, 2006, 4 securities representing $33,049,075 and 2.7% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(f)	Indicates illiquid securities. The aggregate cost of such securities is $15,642,980. The aggregate value of $33,049,075 is approximately 2.7% of the net assets.

(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $11,533,433. The aggregate value of $29,823,475 is approximately 2.5% of the net assets.

(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Affiliated Money Market Mutual Fund (including 26.4% of collateral received for securities on loan)	31.6%
Oil Service	19.0
Gold	13.5
Natural Gas Production	11.9
Integrated Oil/Domestic	7.4
Basic Metals	7.3
Integrated Oil/International	6.8
Crude Oil Production	5.6
Diversified Resources	5.4
Copper	4.8
Coal	3.2
Platinum	2.5
Silver	2.0
Aluminum	1.9
Iron & Steel	1.8
Forest Products	0.9

125.6
Liabilities in excess of other assets	(25.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B92

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 98.6%		Value (Note 2)
COMMON STOCKS	Shares

Advertising — 0.1%
ADVO, Inc.	42,829	$1,054,022

Aerospace — 1.4%
AAR Corp.(a)	49,278	1,095,450
Curtiss-Wright Corp.	59,216	1,828,590
GenCorp, Inc.(a)(b)	74,672	1,196,992
Kaman Corp. (Class “A” Stock)	32,453	590,645
Moog, Inc. (Class “A” Stock)(a)	50,187	1,717,399
Trimble Navigation, Ltd.(a)	73,803	3,294,566
Triumph Group, Inc.(a)	21,850	1,048,800

		10,772,442

Agricultural Products & Services — 0.3%
Alliance One International, Inc.	117,693	522,557
Delta & Pine Land Co.	48,025	1,411,935

		1,934,492

Airlines — 0.4%
Frontier Airlines, Inc.(a)(b)	49,358	355,871
Mesa Air Group, Inc.(a)	48,809	480,769
SkyWest, Inc.	86,029	2,133,519

		2,970,159

Apparel — 0.9%
Fossil, Inc.(a)(b)	62,673	1,128,741
Genesco, Inc.(a)	31,482	1,066,295
Quiksilver, Inc.(a)(b)	157,091	1,913,368
Russell Corp.	44,947	816,238
Wolverine World Wide, Inc.(b)	75,341	1,757,706

		6,682,348

Autos – Cars & Trucks — 0.6%
Midas, Inc.(a)	16,357	300,969
Myers Industries, Inc.	42,449	729,698
Sonic Automotive, Inc.	40,725	903,281
Standard Motor Products, Inc.	15,892	132,539
Superior Industries International, Inc.	30,898	565,124
Wabash National Corp.	41,998	645,089
Winnebago Industries, Inc.(b)	43,967	1,364,736

		4,641,436

Banks & Savings & Loans — 7.2%
Anchor BanCorp Wisconsin, Inc.	24,884	750,750
Bank Mutual Corp.	82,100	1,003,262
BankAtlantic Bancorp, Inc. (Class “A” Stock)	61,379	910,864
BankUnited Financial Corp. (Class “A” Stock)	43,263	1,320,387
Boston Private Financial Holdings, Inc.	47,639	1,329,128
Brookline Bancorp, Inc.	83,194	1,145,581
Central Pacific Financial Corp.	41,155	1,592,699
Chittenden Corp.	63,226	1,634,392
Community Bank System, Inc.	40,365	814,162
Dime Community Bancshares	36,338	493,107
Downey Financial Corp.(b)	28,220	1,914,727
East West Bancorp, Inc.	82,064	3,111,046
Fidelity Bankshares, Inc.	30,300	964,146
First BanCorp/Puerto Rico	109,114	1,014,760
First Commonwealth Financial Corp.	95,300	1,210,310
First Midwest Bancorp, Inc.	67,392	2,498,895
First Republic Bank	32,416	1,484,653
FirstFed Financial Corp.(a)(b)	22,468	1,295,730

SEE NOTES TO FINANCIAL STATEMENTS.

B93

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Banks & Savings & Loans (cont’d.)
Flagstar Bancorp, Inc.	48,045	$766,798
Franklin Bank Corp.(a)	31,637	638,751
Fremont General Corp.	88,329	1,639,386
Glacier Bancorp, Inc.	43,669	1,278,192
Hanmi Financial Corp.	53,500	1,040,040
Harbor Florida Bancshares, Inc.	26,400	980,496
Independent Bank Corp.	26,000	683,800
Nara Bancorp, Inc.	27,025	506,719
PrivateBancorp, Inc.	23,703	981,541
Prosperity Bancshares, Inc.	34,125	1,122,371
Provident Bankshares Corp.	44,525	1,620,265
Republic Bancorp, Inc.	100,703	1,247,710
Sterling Bancorp	25,300	493,350
Sterling Bancshares, Inc.	61,688	1,156,650
Sterling Financial Corp.	47,341	1,444,374
Susquehanna Bancshares, Inc.	69,911	1,670,873
TrustCo Bank Corp.(b)	101,313	1,116,469
UCBH Holdings, Inc.	127,592	2,110,372
Umpqua Holdings Corp.	77,625	1,991,081
United Bankshares, Inc.	49,611	1,817,251
Whitney Holding Corp.	88,792	3,140,574
Wilshire Bancorp, Inc.	20,500	369,410
Wintrust Financial Corp.	32,830	1,669,406

		53,974,478

Capital Markets — 0.2%
LaBranche & Co., Inc.(a)(b)	82,000	993,020
Tradestation Group, Inc.(a)	31,200	395,304

		1,388,324

Chemicals — 1.5%
A. Schulman, Inc.	39,705	908,847
Arch Chemicals, Inc.	32,366	1,166,794
Cambrex Corp.	36,277	755,650
Georgia Gulf Corp.	46,229	1,156,650
H.B. Fuller Co.	39,755	1,732,126
MacDermid, Inc.	34,204	985,075
OM Group, Inc.(a)	39,599	1,221,629
Omnova Solutions, Inc.(a)	55,949	317,790
Penford Corp.	12,043	203,527
PolyOne Corp.(a)	124,918	1,096,780
Quaker Chemical Corp.	13,250	247,775
Tronox, Inc. “Class B”	55,800	734,886
WD-40 Co.	22,711	762,408
Wellman, Inc.	23,328	94,245

		11,384,182

Collectibles & Gifts — 0.3%
Lennox International, Inc.	77,673	2,056,781
Lenox Group, Inc.(a)	18,977	134,547

		2,191,328

Commercial Services — 3.7%
ABM Industries, Inc.	52,014	889,439
Arbitron, Inc.	40,705	1,560,223
Bowne & Co., Inc.	42,870	613,041
Central Parking Corp.	24,213	387,408
Chemed Corp.(b)	35,340	1,927,090
Coinstar, Inc.(a)	37,647	901,269

SEE NOTES TO FINANCIAL STATEMENTS.

B94

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Commercial Services (cont’d.)
Consolidated Graphics, Inc.(a)	15,944	$830,045
CPI Corp.	7,490	229,943
Dendrite International, Inc.(a)	58,953	544,726
eFunds Corp.(a)	62,837	1,385,556
Gevity HR, Inc.	35,437	940,852
Hooper Holmes, Inc.	89,419	272,728
John H. Harland Co.	36,309	1,579,442
Kendle International, Inc.(a)	16,500	606,045
Labor Ready, Inc.(a)	73,682	1,668,897
Live Nation, Inc.(a)	86,200	1,755,032
MAXIMUS, Inc.	25,746	596,020
MIVA, Inc.(a)	37,990	153,860
Mobile Mini, Inc.(a)	47,658	1,394,473
NCO Group, Inc.(a)	43,691	1,155,190
On Assignment, Inc.(a)	35,238	323,837
PAREXEL International Corp.(a)	36,664	1,057,756
Pre-Paid Legal Services, Inc.(b)	13,469	464,681
Rewards Network, Inc.(a)	28,600	233,662
SOURCECORP, Inc.(a)	21,181	525,077
Sovran Self Storage, Inc.	23,908	1,214,287
Startek, Inc.	15,274	228,346
Universal Technical Institute, Inc.(a)	31,200	687,024
Vertrue, Inc.(a)	13,269	570,965
Viad Corp.	30,008	939,250
Volt Information Sciences, Inc.(a)	11,111	517,773
Watson Wyatt & Co. Holdings	57,180	2,009,305

		28,163,242

Computer Services — 3.3%
Actel Corp.(a)	34,857	500,198
Adaptec, Inc.(a)	154,050	668,577
Agilysys, Inc.	41,215	741,870
Avid Technology, Inc.(a)(b)	57,081	1,902,510
Black Box Corp.	23,632	905,815
CACI International, Inc. (Class “A” Stock)(a)	41,341	2,411,421
Carreker Corp.(a)	29,837	213,335
Cerner Corp.(a)(b)	84,868	3,149,451
Ciber, Inc.(a)	73,676	485,525
FactSet Research Systems, Inc.	46,046	2,177,976
FileNet Corp.(a)	56,893	1,532,128
Hutchinson Technology, Inc.(a)(b)	34,610	748,614
Komag, Inc.(a)	41,550	1,918,779
Manhattan Associates, Inc.(a)	37,114	753,043
Mercury Computer Systems, Inc.(a)	28,343	436,199
MTS Systems Corp.	24,624	972,894
Phoenix Technologies, Ltd.(a)	34,196	164,483
Progress Software Corp.(a)	55,523	1,299,793
Radiant Systems, Inc.(a)	32,146	339,783
Standard Microsystems Corp.(a)	29,856	651,756
Synaptics, Inc.(a)	33,794	723,192
TALX Corp.	43,570	952,876
Teledyne Technologies, Inc.(a)	46,309	1,517,083

		25,167,301

Construction — 2.2%
Coachmen Industries, Inc.	18,982	226,645
Drew Industries, Inc.(a)	20,637	668,639
ElkCorp.	24,640	684,253

SEE NOTES TO FINANCIAL STATEMENTS.

B95

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Construction (cont’d.)
Insituform Technologies, Inc. (Class “A” Stock)(a)	36,695	$839,949
M/I Homes, Inc.	16,500	578,820
Meritage Home Corp.(a)(b)	30,244	1,429,029
NCI Building Systems, Inc.(a)(b)	27,800	1,478,126
NVR, Inc.(a)(b)	6,748	3,314,954
Shaw Group, Inc. (The)(a)(b)	108,465	3,015,327
Simpson Manufacturing Co., Inc.	49,756	1,793,704
Standard Pacific Corp.	89,661	2,304,288

		16,333,734

Consumer Cyclical — 0.1%
Spectrum Brands, Inc.(a)(b)	51,009	659,036

Containers — 0.3%
AptarGroup, Inc.	47,531	2,358,013

Distribution/Wholesalers — 0.9%
Audiovox Corp.	24,757	338,181
Bell Microproducts, Inc. (Class “B” Stock)(a)	40,915	221,759
Brightpoint, Inc.(a)	67,874	918,335
Castle (A.M) & Co.(a)	13,868	447,243
LKQ Corp.	62,700	1,191,300
Peet’s Coffee & Tea, Inc.(a)	18,625	562,289
Scansource, Inc.(a)	34,670	1,016,524
United Stationers, Inc.(a)	42,683	2,105,126

		6,800,757

Diversified Financial Services — 0.1%
Portfolio Recovery Associates, Inc.(a)(b)	21,500	982,550

Diversified Manufacturing Operations — 1.7%
Acuity Brands, Inc.	60,688	2,361,371
Barnes Group, Inc.	48,648	970,528
Ceradyne, Inc.(a)(b)	36,253	1,794,161
CLARCOR, Inc.	69,994	2,085,121
Griffon Corp.(a)(b)	34,199	892,594
Lydall, Inc.(a)	21,815	201,134
Masco Tech, Inc.(a)(b)	64,600	0
Mueller Industries, Inc.	49,809	1,645,191
Smith (A.O.) Corp.	27,715	1,284,867
Standex International Corp.	15,052	456,828
Valmont Industries, Inc.	23,002	1,069,363

		12,761,158

Drugs & Medical Supplies — 5.0%
American Medical Systems Holdings, Inc.(a)(b)	94,319	1,570,411
ArthroCare Corp.(a)(b)	35,281	1,482,155
Coherent, Inc.(a)	41,882	1,412,680
CONMED Corp.(a)	37,965	785,876
CryoLife, Inc.(a)	29,758	160,693
Cyberonics, Inc.(a)	29,604	631,157
Diagnostic Products Corp.	32,003	1,861,615
Enzo Biochem, Inc.(a)(b)	36,987	557,764
Haemonetics Corp.(a)	36,320	1,689,243
Hologic, Inc.(a)(b)	61,563	3,038,750
ICU Medical, Inc.(a)	19,353	817,471
IDEXX Laboratories, Inc.(a)(b)	42,699	3,207,976
Integra LifeSciences Holdings Corp.(a)	23,900	927,559
Invacare Corp.	43,008	1,070,039
NBTY, Inc.(a)	75,370	1,802,097

SEE NOTES TO FINANCIAL STATEMENTS.

B96

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Drugs & Medical Supplies (cont’d.)
Noven Pharmaceuticals, Inc.(a)	31,963	$572,138
Osteotech, Inc.(a)	23,296	94,116
Owens & Minor, Inc.	54,125	1,547,975
PolyMedica Corp.	31,229	1,122,995
Possis Medical, Inc.(a)	23,156	204,004
Regeneron Pharmaceuticals, Inc.(a)	60,005	769,264
ResMed, Inc.(a)(b)	101,903	4,784,345
Respironics, Inc.(a)	98,230	3,361,430
Savient Pharmaceuticals, Inc.(a)	83,476	438,249
SFBC International, Inc.(a)(b)	24,479	371,102
SurModics, Inc.(a)(b)	21,219	766,218
Viasys Healthcare, Inc.(a)	43,768	1,120,461
Vital Signs, Inc.	7,993	395,893
Wilson Greatbatch Technologies, Inc.(a)	29,454	695,114

		37,258,790

Electrical Equipment — 0.7%
ALLETE, Inc.	40,929	1,937,988
Anixter International, Inc.(b)	44,823	2,127,299
C&D Technologies, Inc.	34,455	259,102
Radisys Corp.(a)	28,451	624,784

		4,949,173

Electronic Components — 2.3%
Baldor Electric Co.	36,944	1,155,978
Bel Fuse, Inc. (Class “B” Stock)	15,890	521,351
Cognex Corp.	62,927	1,637,990
Cohu, Inc.	30,462	534,608
CTS Corp.	48,415	720,899
Cubic Corp.	20,867	409,202
Cymer, Inc.(a)	51,214	2,379,403
Daktronics, Inc.	42,458	1,225,762
DSP Group, Inc.(a)	40,921	1,016,887
FLIR Systems, Inc.(a)(b)	93,358	2,059,477
Microsemi Corp.(a)	95,404	2,325,950
Planar Systems, Inc.(a)	20,574	247,711
Rogers Corp.(a)	23,592	1,329,173
Supertex, Inc.(a)	16,115	643,633
Technitrol, Inc.	54,766	1,267,833

		17,475,857

Electronics — 2.4%
Analogic Corp.	18,816	877,014
Belden, Inc.(b)	57,485	1,899,879
Benchmark Electronics, Inc.(a)(b)	86,780	2,093,133
Checkpoint Systems, Inc.(a)	52,865	1,174,132
Dionex Corp.(a)	27,051	1,478,608
EDO Corp.	20,083	488,820
Electro Scientific Industries, Inc.(a)	39,106	703,517
Esterline Technologies, Corp.	34,400	1,430,696
Intermagnetics General Corp.(a)	52,474	1,415,749
Itron, Inc.(a)	34,260	2,030,247
Keithley Instruments, Inc.	19,380	246,707
Littelfuse, Inc.(a)	30,168	1,037,176
Lojack Corp. (a)	25,400	479,044
Magnetek, Inc.(a)	39,307	106,129
Methode Electronics, Inc. (Class “A” Stock)	50,287	528,516
Park Electrochemical Corp.	27,202	700,452

SEE NOTES TO FINANCIAL STATEMENTS.

B97

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Electronics (cont’d.)
Sonic Solutions(a)	34,156	$563,574
Ultratech Stepper, Inc.(a)	32,265	507,851
Vicor Corp.	26,139	433,123
X-Rite, Inc.	25,026	275,036

		18,469,403

Energy — 1.2%
Advanced Energy Industries, Inc.(a)	39,821	527,230
Headwaters, Inc.(a)(b)	57,068	1,458,658
UGI Corp.	142,298	3,503,377
Unisource Energy Corp.	47,367	1,475,482
Veritas DGC, Inc.(a)(b)	48,424	2,497,710

		9,462,457

Engineering — 0.6%
EMCOR Group, Inc.(a)	42,502	2,068,572
URS Corp.(a)	60,095	2,523,990

		4,592,562

Environmental Services — 0.5%
Tetra Tech, Inc.(a)(b)	77,538	1,375,524
Waste Connections, Inc.(a)(b)	60,195	2,191,098

		3,566,622

Exchange Traded Fund — 0.7%
iShares S&P SmallCap 600 Index	84,994	5,278,127

Financial Services — 1.6%
Financial Federal Corp.	36,678	1,020,015
First Indiana Corp.	17,700	460,731
Investment Technology Group, Inc.(a)	58,468	2,973,683
Irwin Financial Corp.	24,910	483,005
MAF Bancorp, Inc.	39,134	1,676,501
Piper Jaffray Cos., Inc.(a)	28,068	1,718,042
South Financial Group, Inc. (The)	101,323	2,675,940
SWS Group, Inc.	21,609	521,209
World Acceptance Corp.(a)	24,742	878,836

		12,407,962

Food & Beverage — 2.4%
American Italian Pasta Co. (Class “A” Stock)(b)	24,897	213,118
Corn Products International, Inc.	100,160	3,064,896
Flowers Foods, Inc.	71,396	2,044,781
Hain Celestial Group, Inc.(a)	52,022	1,340,087
Hansen Natural Corp.(a)(b)	17,600	3,350,512
J & J Snack Foods Corp.	18,364	607,297
Lance, Inc.	40,886	941,196
Nash-Finch Co.	18,021	383,667
Performance Food Group Co.(a)(b)	46,678	1,418,078
Ralcorp Holdings, Inc.(a)	35,801	1,522,617
Sanderson Farms, Inc.(b)	19,256	538,975
TreeHouse Foods, Inc.(a)	41,950	1,002,186
United Natural Foods, Inc.(a)(b)	57,046	1,883,659

		18,311,069

Furniture — 0.7%
Aaron Rents, Inc.	65,072	1,749,136
Bassett Furniture Industries, Inc.	15,895	294,216
Ethan Allen Interiors, Inc.	44,677	1,632,944

SEE NOTES TO FINANCIAL STATEMENTS.

B98

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Furniture (cont’d.)
Interface, Inc.(a)	66,473	$761,116
La-Z-Boy, Inc.(b)	69,830	977,620

		5,415,032

Gas Utilities — 0.1%
South Jersey Industries, Inc.	39,423	1,079,796

Health Care — 2.7%
Amedisys, Inc.(a)(b)	21,623	819,512
ArQule, Inc.(a)	47,850	269,874
Biolase Technology, Inc.(b)	31,466	264,314
Cooper Companies, Inc. (The)(b)	60,766	2,691,326
Datascope Corp.	17,058	526,069
Genesis Healthcare Corp.(a)	26,500	1,255,305
Healthways, Inc.(a)	46,670	2,456,709
Immucor, Inc.(a)	91,583	1,761,141
inVentiv Health, Inc.(a)	39,400	1,133,932
LCA-Vision, Inc.	28,045	1,483,861
Matria Healthcare, Inc.(a)(b)	28,300	606,186
Mentor Corp.	51,682	2,248,167
Merit Medical Systems, Inc.(a)	36,778	506,065
Sierra Health Services, Inc.(a)(b)	67,318	3,031,330
Sunrise Senior Living, Inc.(a)	57,142	1,579,976
Theragenics Corp.(a)	43,230	147,414

		20,781,181

Health Care Equipment & Supplies — 0.1%
Laserscope(a)	27,225	838,802

Hospitals/Health Care Management — 1.8%
AMERIGROUP Corp.(a)	69,872	2,168,827
AmSurg Corp.(a)	40,177	914,027
Biosite, Inc.(a)(b)	23,266	1,062,326
Centene Corp.(a)(b)	58,192	1,369,258
DJ Orthopedics, Inc.(a)	30,774	1,133,406
Healthcare Services Group, Inc.	36,781	770,562
Kensey Nash Corp.(a)	13,576	400,492
Odyssey Healthcare, Inc.(a)(b)	46,657	819,763
Pediatrix Medical Group, Inc.(a)	65,514	2,967,784
RehabCare Group, Inc.(a)	22,902	398,037
United Surgical Partners International, Inc.(a)	60,032	1,805,162

		13,809,644

Household Products — 0.2%
CNS, Inc.	18,825	461,213
Playtex Products, Inc.(a)	85,900	895,937

		1,357,150

Housing Related — 0.3%
Champion Enterprises, Inc.(a)	102,936	1,136,413
Fleetwood Enterprises, Inc.(a)	86,169	649,714
National Presto Industries, Inc.	6,367	332,867
Skyline Corp.	9,243	395,416

		2,514,410

Human Resources — 0.5%
Administaff, Inc.	31,778	1,137,970
CDI Corp.	16,940	491,260
Cross Country Healthcare, Inc.(a)	28,184	512,667
Heidrick & Struggles International, Inc.(a)	24,815	839,740
Spherion Corp.(a)	77,677	708,414

		3,690,051

SEE NOTES TO FINANCIAL STATEMENTS.

B99

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Instrument – Controls — 0.3%
FEI Co.(a)	33,927	$769,464
Woodward Governor Co.	40,220	1,227,113

		1,996,577

Insurance — 2.6%
Delphi Financial Group, Inc.	57,749	2,099,754
Hilb, Rogal & Hamilton Co.	48,853	1,820,751
Infinity Property & Casualty Corp.	27,900	1,143,900
LandAmerica Financial Group, Inc.	23,201	1,498,785
Philadelphia Consolidated Holding Corp.(a)	75,381	2,288,567
Presidential Life Corp.	29,042	713,852
ProAssurance Corp.(a)	42,171	2,031,799
RLI Corp.	28,933	1,393,992
Safety Insurance Group, Inc.	19,200	912,960
SCPIE Holdings, Inc.(a)	13,568	315,456
Selective Insurance Group, Inc.	37,190	2,077,805
Stewart Information Services Corp.	24,601	893,262
United Fire & Casualty Co.	26,355	794,076
Zenith National Insurance Corp.	49,925	1,980,525

		19,965,484

Internet — 0.8%
Blue Coat Systems, Inc.(a)	19,500	328,770
Digital Insight Corp.(a)	46,701	1,601,377
InfoSpace, Inc.(a)	37,450	848,992
Internet Security Systems, Inc.(a)(b)	51,938	979,031
Napster, Inc.(a)	60,679	186,891
Secure Computing Corp.(a)	73,066	628,368
Websense, Inc.(a)(b)	64,810	1,331,197

		5,904,626

Leisure — 1.9%
Aztar Corp.(a)	48,726	2,531,802
Bally Total Fitness Holding Corp.(a)(b)	46,037	312,131
JAKKS Pacific, Inc.(a)(b)	37,128	745,902
K2, Inc.(a)	63,540	695,128
Marcus Corp.	29,363	613,099
Multimedia Games, Inc.(a)(b)	36,577	370,525
Nautilus Group, Inc. (The)(b)	44,303	696,000
Pinnacle Entertainment, Inc.(a)	64,790	1,985,814
Pool Corp.	71,509	3,119,937
RC2 Corp.(a)	28,200	1,090,212
Shuffle Master, Inc.(a)(b)	46,929	1,538,333
Sturm Ruger & Co., Inc.	29,016	181,350
WMS Industries, Inc.(a)	30,671	840,079

		14,720,312

Machinery — 3.4%
Albany International Corp. (Class “A” Stock)(b)	40,218	1,704,841
Applied Industrial Technologies, Inc.	50,082	1,217,493
Astec Industries, Inc.(a)	24,610	839,693
ASV, Inc.(a)(b)	24,200	557,568
Dril-Quip, Inc.(a)	11,088	914,095
Enpro Industries, Inc.(a)	28,537	958,843
Gardner Denver, Inc.(a)	70,756	2,724,106
IDEX Corp.	72,176	3,406,708
JLG Industries, Inc.	143,690	3,233,025
Lindsay Manufacturing Co.	15,543	421,526

SEE NOTES TO FINANCIAL STATEMENTS.

B100

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Machinery (cont’d.)
Manitowoc Co., Inc.	82,744	$3,682,109
Paxar Corp.(a)	49,851	1,025,435
Photo Dynamics, Inc.(a)	22,952	287,359
Regal-Beloit Corp.	41,569	1,835,271
Robbins & Myers, Inc.	15,696	410,293
Toro Co.	57,607	2,690,247

		25,908,612

Media — 0.1%
4Kids Entertainment, Inc.(a)	17,615	285,539
Radio One, Inc. (Class “D” Stock)(a)	106,700	789,580

		1,075,119

Metals – Ferrous — 2.4%
Aleris International, Inc.(a)	42,382	1,943,215
Carpenter Technology Corp.	29,916	3,455,297
Century Aluminum Co.(a)(b)	31,120	1,110,673
Chaparral Steel Co.(a)	31,126	2,241,695
Cleveland-Cliffs, Inc.(b)	29,838	2,365,855
Kaydon Corp.	38,093	1,421,250
Material Sciences Corp.(a)	17,320	156,400
Maverick Tube Corp.(a)(b)	49,899	3,153,117
Quanex Corp.	51,333	2,210,912
Steel Technologies, Inc.	15,049	292,553

		18,350,967

Metals – Non Ferrous — 0.4%
Brush Engineered Materials, Inc.(a)	26,170	545,645
RTI International Metals, Inc.(a)	30,803	1,720,039
Ryerson Tull, Inc.	35,200	950,400
Wolverine Tube, Inc.(a)	20,338	74,640

		3,290,724

Mineral Resources — 0.6%
AMCOL International Corp.	29,935	788,787
Massey Energy Corp.(b)	110,734	3,986,424

		4,775,211

Miscellaneous — 1.4%
Apogee Enterprises, Inc.	37,721	554,499
Armor Holdings, Inc.(a)	40,657	2,229,222
Briggs & Stratton Corp.	69,133	2,150,728
Lawson Products, Inc.	6,203	244,522
Libbey, Inc.	18,982	139,518
Texas Industries, Inc.	32,356	1,718,104
Tredegar Industries, Inc.	37,703	596,461
Watsco, Inc.	32,413	1,938,946
Watts Water Technologies, Inc. (Class “A” Stock)	34,380	1,153,449

		10,725,449

Networking — 0.3%
Aeroflex, Inc.(a)	101,521	1,184,750
C-COR.net Corp.(a)	64,808	500,318
NETGEAR, Inc.(a)	44,725	968,296

		2,653,364

Office Equipment & Supplies — 0.2%
Global Imaging Systems, Inc.(a)	32,344	1,335,160
Standard Register Co. (The)	17,189	203,690

		1,538,850

SEE NOTES TO FINANCIAL STATEMENTS.

B101

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Oil & Gas — 3.4%
Cabot Oil & Gas Corp. (Class “A” Stock)(b)	66,056	$3,236,744
Cascade Natural Gas Corp.	15,474	326,347
Cimarex Energy Co.(a)(b)	111,566	4,797,338
Frontier Oil Corp.	152,956	4,955,775
Laclede Group, Inc. (The)	28,794	989,362
Lone Star Technologies, Inc.(a)	41,589	2,246,638
Penn Virginia Corp.(b)	25,255	1,764,819
Petroleum Development Corp.(a)	22,033	830,644
Remington Oil & Gas Corp.(a)	32,021	1,407,963
Swift Energy Co.(a)	39,402	1,691,528
Unit Corp.(a)	62,514	3,556,421

		25,803,579

Oil & Gas Services — 4.8%
Atwood Oceanics, Inc.(a)	36,488	1,809,805
CARBO Ceramics, Inc.(b)	27,003	1,326,657
Energen Corp.	99,228	3,811,348
Helix Energy Solutions Group, Inc.(a)(b)	105,954	4,276,304
Hydril Co.(a)	26,679	2,094,835
Input/Output, Inc.(a)(b)	95,269	900,292
Lufkin Industries, Inc.	20,000	1,188,600
New Jersey Resources Corp.	37,916	1,773,710
NS Group, Inc.(a)	30,400	1,674,432
Oceaneering International, Inc.(a)	72,634	3,330,269
SEACOR Holdings, Inc.(a)	28,239	2,318,422
St. Mary Land & Exploration Co.(b)	77,253	3,109,433
Stone Energy Corp.(a)	36,845	1,715,135
Tetra Technologies, Inc.(a)	96,516	2,923,470
W-H Energy Services, Inc.(a)	39,839	2,025,016
World Fuel Services Corp.	37,245	1,701,724

		35,979,452

Paper & Forest Products — 1.0%
Brady Corp.	71,804	2,645,259
Buckeye Technologies, Inc.(a)	44,772	342,058
Caraustar Industries, Inc.(a)	39,220	352,980
Chesapeake Corp.	26,763	439,181
Neenah Paper, Inc.	19,927	606,777
Pope & Talbot, Inc.	22,009	137,116
Rock-Tenn Co. (Class “A” Stock)	42,470	677,397
Schweitzer-Mauduit International, Inc.	20,826	450,883
Universal Forest Products, Inc.	22,202	1,392,731
Wausau-Mosinee Paper Corp.	68,978	858,776

		7,903,158

Pharmaceuticals — 0.8%
Alpharma, Inc. (Class “A” Stock)	57,667	1,386,315
Bradley Prarmaceuticals, Inc.(a)(b)	20,526	209,365
Connetics Corp.(a)	45,274	532,422
Gentiva Health Services, Inc.(a)	36,288	581,697
MGI Pharma, Inc.(a)(b)	105,539	2,269,088
Sciele Pharma, Inc.(a)	38,200	885,858
USANA Health Sciences, Inc.(a)(b)	13,425	508,808

		6,373,553

Real Estate Investment Trusts — 3.5%
Acadia Realty Trust	42,874	1,013,970
Colonial Properties Trust(b)	61,835	3,054,649
EastGroup Properties, Inc.	30,025	1,401,567

SEE NOTES TO FINANCIAL STATEMENTS.

B102

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Real Estate Investment Trusts (cont’d.)
Entertainment Properties Trust	35,766	$1,539,726
Essex Property Trust, Inc.	31,008	3,462,353
Glenborough Realty Trust, Inc.	43,439	935,676
Kilroy Realty Corp.	42,952	3,103,282
Lexington Corporate Properties Trust(b)	71,439	1,543,082
LTC Properties, Inc.	27,400	612,390
National Retail Properties, Inc.	78,208	1,560,250
New Century Financial Corp.	76,243	3,488,117
Parkway Properties, Inc.	19,173	872,372
Shurgard Storage Centers, Inc. (Class “A” Stock)	63,937	3,996,063

		26,583,497

Restaurants — 2.3%
CEC Entertainment, Inc.(a)	44,983	1,444,854
IHOP Corp.	24,861	1,195,317
Jack in the Box, Inc.(a)	47,787	1,873,250
Landry’s Restaurants, Inc.	23,048	747,908
Lone Star Steakhouse & Saloon, Inc.	24,504	642,740
O’Charleys, Inc.(a)	31,174	529,958
P.F. Chang’s China Bistro, Inc.(a)(b)	35,802	1,361,192
Panera Bread Co. “Class A”(a)	42,407	2,851,446
Papa John’s International, Inc.(a)(b)	31,288	1,038,762
RARE Hospitality International, Inc.(a)	45,796	1,317,093
Red Robin Gourmet Burgers, Inc.(a)(b)	19,640	835,878
Ryan’s Restaurant Group, Inc.(a)	56,958	678,370
Sonic Corp.(a)	115,944	2,410,476
Steak N Shake Co. (The)(a)	37,978	574,987

		17,502,231

Retail — 6.7%
Arctic Cat, Inc.	17,233	336,216
Brown Shoe Co., Inc.	38,537	1,313,341
Building Materials Holding Corp.(b)	39,060	1,088,602
Casey’s Gen. Stores, Inc.	68,080	1,702,681
Cash America International, Inc.	39,983	1,279,456
Cato Corp. (The) (Class “A” Stock)	42,471	1,097,875
Children’s Place Retail Stores, Inc. (The)(a)	29,965	1,799,398
Christopher & Banks Corp.	48,885	1,417,665
Cost Plus, Inc.(a)(b)	29,760	436,282
Deckers Outdoor Corp.(a)(b)	14,700	566,832
Dress Barn, Inc.(a)(b)	61,574	1,560,901
Finish Line, Inc. (The) “Class A”	58,661	693,960
Fred’s, Inc.	53,939	720,086
Great Atlantic & Pacific Tea Co., Inc.(a)	24,553	557,844
Group 1 Automotive, Inc.(a)	29,541	1,664,340
Guitar Center, Inc.(a)	35,502	1,578,774
Gymboree Corp. (The)(a)	44,123	1,533,715
Hancock Fabrics, Inc.	25,804	86,185
Haverty Furniture Companies, Inc.	30,424	477,353
Hibbett Sporting Goods, Inc.(a)	48,544	1,160,202
Hot Topic, Inc.(a)	59,614	686,157
Insight Enterprises, Inc.	65,131	1,240,746
Jo-Ann Stores, Inc.(a)(b)	32,524	476,477
Jos. A. Bank Clothiers, Inc.(a)(b)	21,175	507,353
K-Swiss, Inc.	35,180	939,306
Longs Drug Stores Corp.	36,314	1,656,645
Marinemax, Inc.(a)	22,637	593,769
Men’s Wearhouse, Inc. (The)(a)	72,071	2,183,751

SEE NOTES TO FINANCIAL STATEMENTS.

B103

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Retail (cont’d.)
Pep Boys-Manny, Moe & Jack	73,294	$859,739
PetMed Express, Inc.(a)	32,400	355,428
Phillips-Van Heusen Corp.	64,939	2,478,071
Polaris Industries, Inc.	55,892	2,420,124
Russ Berrie & Co., Inc.	16,021	196,417
School Specialty, Inc.(a)	30,974	986,522
Select Comfort Corp.(a)(b)	72,638	1,668,495
Skechers USA, Inc., (Class “A” Stock)(a)	34,800	839,028
Stage Stores, Inc.	36,028	1,188,924
Stamps.com, Inc.(a)	26,500	737,230
Stein Mart, Inc.	35,925	531,690
Stride Rite Corp.	49,534	653,353
Too, Inc.(a)(b)	44,220	1,697,606
Tractor Supply Co.(a)	45,903	2,537,058
Triarc Co., Inc. (Class “B” Stock)	84,418	1,319,453
Tuesday Morning Corp.(b)	35,200	462,880
Zale Corp.(a)	65,086	1,567,922

		49,855,852

Semiconductors — 1.7%
ATMI, Inc.(a)	50,546	1,244,443
Axcelis Technologies, Inc.(a)	136,424	804,902
Brooks Automation, Inc.(a)	100,785	1,189,263
Diodes, Inc.(a)	25,900	1,073,296
ESS Technology, Inc.(a)	47,025	101,574
Exar Corp.(a)	48,558	644,365
Kopin Corp.(a)	92,274	333,109
Kulicke & Soffa Industries, Inc.	76,613	567,702
Pericom Semiconductor Corp.(a)	35,488	294,550
Phototronics, Inc.	55,931	827,779
Power Integrations, Inc.(a)	39,894	697,347
Rudolph Technologies, Inc.(a)	32,148	466,146
Skyworks Solutions, Inc.(a)	216,672	1,193,863
Varian Semiconductor Equipment Associates, Inc.(a)	77,325	2,521,567
Veeco Instruments, Inc.(a)	36,328	866,060

		12,825,966

Software — 3.8%
Altiris, Inc.(a)	32,098	579,048
ANSYS, Inc.(a)	51,761	2,475,211
Bankrate, Inc.(a)(b)	15,100	570,176
Captaris, Inc.(a)	38,143	177,365
Catapult Communications Corp.(a)	13,900	151,510
Epicor Software Corp.	74,000	779,220
EPIQ Systems, Inc.(a)	18,566	308,938
Gerber Scientific, Inc.(a)	30,476	396,493
Global Payments, Inc.	90,353	4,386,637
Hyperion Solution Corp.(a)	80,081	2,210,236
Inter-Tel, Inc.	28,481	599,810
JDA Software Group, Inc.(a)	39,388	552,614
Keane, Inc.(a)	60,650	758,125
Kronos, Inc.	43,275	1,566,988
ManTech International Corp. (Class “A” Stock)(a)	24,371	752,089
Mapinfo Corp.(a)	28,670	374,144
MICROS Systems, Inc.(a)	52,496	2,293,025
MRO Software, Inc.(a)	29,929	600,675
Neoware, Inc.(a)	26,700	328,143
Open Solutions, Inc.(a)	27,400	729,114

SEE NOTES TO FINANCIAL STATEMENTS.

B104

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Software (cont’d.)
PC-Tel, Inc.(a)	29,787	$254,381
Per-Se Technologies, Inc.	44,762	1,127,107
Quality Systems, Inc.	22,400	824,768
SPSS, Inc.(a)	23,484	754,776
Take -Two Interactive Software, Inc.(a)(b)	97,947	1,044,115
THQ, Inc.(a)(b)	86,960	1,878,336
United Online, Inc.	86,700	1,040,400
WebEx Communications, Inc.(a)	47,974	1,704,996

		29,218,440

Telecommunications — 1.1%
Applied Signal Technology, Inc.	15,835	269,828
Commonwealth Telephone Enterprises, Inc.	28,891	958,026
Comtech Telecommunications Corp.(a)	27,431	802,905
Digi International, Inc.(a)	28,018	351,066
Ditech Communications Corp.	43,650	380,628
General Communication, Inc. (Class “A” Stock)(a)	62,890	774,805
Harmonic, Inc.(a)	100,162	448,726
J2 Global Communications, Inc.(a)(b)	67,072	2,093,987
Network Equipment Technologies, Inc.(a)	33,612	105,542
Novatel Wireless, Inc.(a)	39,745	412,553
Symmetricom, Inc.(a)	62,058	438,750
Tollgrade Communications, Inc.(a)	17,821	172,864
ViaSat, Inc.(a)	31,071	797,903

		8,007,583

Textiles — 0.4%
Angelica Corp.	12,647	221,828
Ashworth, Inc.(a)	19,512	175,608
G&K Services, Inc. (Class “A” Stock)	28,708	984,684
Kellwood Co.	34,662	1,014,558
Oxford Industries, Inc.	19,728	777,480

		3,174,158

Timber — 0.1%
Deltic Timber Corp.	16,822	948,256

Transportation — 1.0%
Bristow Group, Inc.	31,644	1,139,184
EGL, Inc.(a)(b)	45,371	2,277,624
HUB Group, Inc.(a)	55,774	1,368,136
Kansas City Southern Industries, Inc.(a)	101,641	2,815,456

		7,600,400

Trucking/Shipping — 2.0%
Arkansas Best Corp.	34,160	1,715,174
Forward Air Corp.	42,562	1,733,550
Heartland Express, Inc.	81,064	1,450,235
Kirby Corp.(a)	71,252	2,814,454
Knight Transportation, Inc.	77,695	1,569,439
Landstar System, Inc.	79,663	3,762,483
Monaco Coach Corp.	36,031	457,594
Old Dominion Freight Line, Inc.(a)	38,275	1,438,757

		14,941,686

Utilities – Electric — 2.5%
Atmos Energy Corp.	109,620	3,059,494
Avista Corp.	66,057	1,508,081
Central Vermont Public Services Corp.	13,585	251,051
CH Energy Group, Inc.	18,309	878,832

SEE NOTES TO FINANCIAL STATEMENTS.

B105

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Utilities – Electric (cont’d.)
Cleco Corp.(b)	68,032	$1,581,744
El Paso Electric Co.(a)	65,319	1,316,831
Green Mountain Power Corp.	7,136	242,553
Northwest Natural Gas Co.	37,234	1,378,775
Piedmont Natural Gas Co., Inc.(b)	101,647	2,470,022
Southern Union Co.	132,984	3,598,547
Southwest Gas Corp.	54,160	1,697,374
UIL Holdings Corp.	17,561	988,509

		18,971,813

Utilities – Water — 0.1%
American States Water Co.	22,735	810,503

TOTAL LONG-TERM INVESTMENTS (cost $517,766,640)		748,882,512

SHORT-TERM INVESTMENTS — 19.0%
Affiliated Money Market Mutual Fund — 18.9%
Dryden Core Investment Fund — Taxable Money Market Series (includes $132,551,231 of cash collateral received for securities on loan) (Note 4)(c)(d)	143,558,324	143,558,324

	Principal Amount (000)
U.S. Government Obligation — 0.1%
U.S. Treasury Bills(e)(f) 4.79%, 9/21/06	$750	742,028

TOTAL SHORT-TERM INVESTMENTS (cost $144,300,244)		144,300,352

TOTAL INVESTMENTS — 117.6% (cost $662,066,884)		893,182,864
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (17.6)%		(133,493,478)

NET ASSETS — 100.0%		$759,689,386

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $128,662,963; cash collateral of $132,551,231 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation
Long Positions:
1	Russell 2000	Jul 06	$72,815	$73,150	$335
34	Russell 2000	Sep 06	12,301,025	12,435,500	134,475

					$134,810

SEE NOTES TO FINANCIAL STATEMENTS.

B106

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Affiliated Money Market Mutual Fund (includes 17.4% of cash collateral received for securities on loan)	18.9%
Banks & Savings & Loans	7.2
Retail	6.7
Drugs & Medical Supplies	5.0
Oil & Gas Services	4.8
Software	3.8
Commercial Services	3.7
Real Estate Investment Trusts	3.5
Machinery	3.4
Oil & Gas	3.4
Computer Services	3.3
Health Care	2.7
Insurance	2.6
Utilities – Electric	2.5
Electronics	2.4
Food & Beverage	2.4
Metals – Ferrous	2.4
Electrical Components	2.3
Restaurants	2.3
Construction	2.2
Trucking/Shipping	2.0
Leisure	1.9
Hospitals/Health Care Management	1.8
Diversified Manufacturing Operations	1.7
Semiconductors	1.7
Financial Services	1.6
Chemicals	1.5
Aerospace	1.4
Miscellaneous	1.4
Energy	1.2
Telecommunications	1.1
Paper & Forest Products	1.0
Transportation	1.0
Apparel	0.9
Distribution/Wholesalers	0.9
Internet	0.8
Pharmaceuticals	0.8
Electrical Equipment	0.7
Exchange Traded Fund	0.7
Furniture	0.7
Autos – Cars & Trucks	0.6
Engineering	0.6
Mineral Resources	0.6
Environmental Services	0.5
Human Resources	0.5
Airlines	0.4
Metals – Non Ferrous	0.4
Textiles	0.4
Agricultural Products & Services	0.3
Collectibles & Gifts	0.3
Containers	0.3
Housing Related	0.3
Instrument – Controls	0.3
Networking	0.3
Capital Markets	0.2
Household Products	0.2
Office Equipment & Supplies	0.2
Advertising	0.1
Consumer Cyclical	0.1
Diversified Financial Services	0.1
Gas Utilities	0.1
Health Care Equipment & Supplies	0.1
Media	0.1
Timber	0.1
U.S. Government Obligation	0.1
Utilities – Water	0.1

117.6
Liabilities in excess of other assets	(17.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B107

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 98.1% COMMON STOCKS	Shares	Value (Note 2)

Advertising — 0.1%
Omnicom Group, Inc.	47,400	$4,222,866

Aerospace — 2.1%
Boeing Co.	210,236	17,220,431
General Dynamics Corp.	104,600	6,847,116
L-3 Communications Holdings, Inc.	31,700	2,390,814
Lockheed Martin Corp.	103,798	7,446,469
Northrop Grumman Corp.	104,826	6,715,154
Raytheon Co.	120,518	5,371,487
Rockwell Collins, Inc.	45,100	2,519,737
United Technologies Corp.	267,700	16,977,534

		65,488,742

Airlines — 0.1%
Southwest Airlines Co.	176,637	2,891,548

Apparel — 0.1%
Jones Apparel Group, Inc.	28,000	890,120
NIKE, Inc. (Class “B” Stock)	43,000	3,483,000

		4,373,120

Autos – Cars & Trucks — 0.7%
Cummins, Inc.(b)	12,400	1,515,900
Ford Motor Co.(b)	502,045	3,479,172
General Motors Corp.(b)	139,100	4,143,789
Genuine Parts Co.	46,225	1,925,734
Harley-Davidson, Inc.	69,700	3,825,833
Johnson Controls, Inc.	46,100	3,790,342
Navistar International Corp.(a)	16,900	415,909
PACCAR, Inc.(b)	44,835	3,693,507

		22,790,186

Banks and Savings & Loans — 6.9%
AmSouth Bancorporation(b)	93,900	2,483,655
Bank of New York Co., Inc.	205,600	6,620,320
BankAmerica Corp.	1,209,207	58,162,856
Capital One Financial Corp.	80,000	6,836,000
Comerica, Inc.	46,150	2,399,339
Commerce Bancorp, Inc.	34,700	1,237,749
Compass Bancshares, Inc.	33,800	1,879,280
Fifth Third Bancorp	143,249	5,293,051
First Horizon National Corp.	35,900	1,443,180
Golden West Financial Corp.	62,000	4,600,400
Huntington Bancshares, Inc.	60,875	1,435,433
KeyCorp	113,300	4,042,544
M & T Bank Corp.	20,100	2,370,192
Mellon Financial Corp.	111,400	3,835,502
National City Corp.	141,500	5,120,885
North Fork Bancorporation, Inc.	123,250	3,718,453
Northern Trust Corp.	48,800	2,698,640
PNC Financial Services Group	80,600	5,655,702
Regions Financial Corp.(b)	123,937	4,104,793
Sovereign Bancorp, Inc.(b)	100,905	2,049,381
State Street Corp.	85,600	4,972,504
SunTrust Banks, Inc.	97,200	7,412,472
Synovus Financial Corp.	85,100	2,278,978
U.S. Bancorp	478,481	14,775,493
Wachovia Corp.	426,585	23,069,717
Wells Fargo & Co.	441,560	29,619,845
Zions Bancorporation	27,700	2,158,938

		210,275,302

SEE NOTES TO FINANCIAL STATEMENTS.

B108

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Capital Markets — 0.1%
Legg Mason, Inc.(b)	30,800	$3,065,216

Chemicals — 1.1%
Air Products & Chemicals, Inc.	60,300	3,854,376
Dow Chemical Co.	259,761	10,138,472
Du Pont (E.I.) de Nemours & Co.	246,691	10,262,346
Eastman Chemical Co.	22,400	1,209,600
Hercules, Inc.(a)	27,900	425,754
Praxair, Inc.	79,000	4,266,000
Rohm and Haas Co.	38,800	1,944,656
Sigma-Aldrich Corp.	12,800	929,792

		33,030,996

Commercial Services — 0.7%
Cendant Corp.	277,818	4,525,655
Cintas Corp.	35,800	1,423,408
Convergys Corp.(a)	37,600	733,200
eBay, Inc.(a)	292,600	8,570,254
Equifax, Inc.	37,500	1,287,750
Fiserv, Inc.(a)	54,900	2,490,264
Monster Worldwide, Inc.(a)(b)	32,900	1,403,514

		20,434,045

Computers — 3.1%
Apple Computer, Inc.(a)	218,400	12,475,008
Automatic Data Processing, Inc.	152,800	6,929,480
Citrix Systems, Inc.(a)	42,800	1,717,992
Comverse Technology, Inc.(a)(b)	32,600	644,502
Dell, Inc.(a)(b)	621,200	15,163,492
Hewlett-Packard Co.(b)	757,316	23,991,771
International Business Machines Corp.	420,400	32,295,128
Sun Microsystems, Inc.(a)	842,600	3,496,790

		96,714,163

Computer Services — 5.4%
Adobe Systems, Inc.	141,700	4,302,012
Affiliated Computer Services, Inc. (Class “A” Stock)(a)(b)	25,300	1,305,733
Autodesk, Inc.	48,700	1,678,202
Avaya, Inc.(a)	110,908	1,266,569
BMC Software, Inc.(a)	57,900	1,383,810
CA, Inc.	121,673	2,500,380
Cisco Systems, Inc.(a)	1,605,300	31,351,509
Computer Sciences Corp.(a)	49,800	2,412,312
Compuware Corp.(a)	108,600	727,620
EMC Corp.(a)	627,074	6,879,002
First Data Corp.	193,704	8,724,428
Gateway, Inc.(a)	22,000	41,800
Intuit, Inc.(a)	51,100	3,085,929
Juniper Networks, Inc.(a)	107,700	1,722,123
Lexmark International, Inc.(a)	33,514	1,871,087
Micron Technology, Inc.(a)(b)	153,100	2,305,686
Microsoft Corp.	2,335,300	54,412,489
NCR Corp.(a)	48,300	1,769,712
Network Appliance, Inc.(a)	96,800	3,417,040
Novell, Inc.(a)	89,100	590,733
NVIDIA Corp.(a)	80,400	1,711,716
Oracle Corp.(a)	990,720	14,355,533
Parametric Technology Corp.(a)	32,720	415,871
SanDisk Corp.	41,200	2,100,376

SEE NOTES TO FINANCIAL STATEMENTS.

B109

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Computer Services (cont’d.)
Symantec Corp.(a)(b)	279,811	$4,348,263
Symbol Technologies, Inc.	67,400	727,246
Unisys Corp.(a)	67,000	420,760
Yahoo!, Inc.(a)(b)	313,600	10,348,800

		166,176,741

Construction — 0.3%
Centex Corp.	33,000	1,659,900
D.R. Horton, Inc.	70,200	1,672,164
Fluor Corp.	23,500	2,183,855
KB Home	21,932	1,005,582
Pulte Corp.	56,800	1,635,272
Vulcan Materials Co.(b)	27,000	2,106,000

		10,262,773

Containers — 0.1%
Ball Corp.	27,400	1,014,896
Bemis Co., Inc.	25,900	793,058
Pactiv Corp.(a)	43,900	1,086,525

		2,894,479

Cosmetics & Soaps — 2.1%
Alberto-Culver Co. (Class “B” Stock)	21,100	1,027,992
Avon Products, Inc.	109,400	3,391,400
Clorox Co.(b)	37,900	2,310,763
Colgate-Palmolive Co.(b)	136,300	8,164,370
Estee Lauder Cos., Inc. (The) (Class “A”Stock)	25,500	986,085
International Flavors & Fragrances, Inc.	18,700	658,988
Procter & Gamble Co.	858,081	47,709,303

		64,248,901

Diversified Consumer Products — 1.4%
Altria Group, Inc.	550,400	40,415,871
Eastman Kodak Co.(b)	59,000	1,403,020

		41,818,891

Diversified Manufacturing Operations — 3.1%
American Standard Cos., Inc.	45,900	1,986,093
Cooper Industries Ltd. (Class “A” Stock)	25,000	2,323,000
General Electric Co.	2,741,600	90,363,135

		94,672,228

Diversified Office Equipment — 0.1%
Avery Dennison Corp.	27,600	1,602,456
Pitney Bowes, Inc.	65,500	2,705,150

		4,307,606

Diversified Operations — 0.3%
Corning, Inc.(a)	411,700	9,959,023

Drugs & Medical Supplies — 8.6%
Abbott Laboratories(b)	406,400	17,723,104
Allergan, Inc.(b)	36,300	3,893,538
AmerisourceBergen Corp.	58,400	2,448,128
Bard (C.R.), Inc.(b)	26,600	1,948,716
Barr Laboratories, Inc.	19,100	910,879
Bausch & Lomb, Inc.	16,100	789,544
Baxter International, Inc.	174,700	6,421,972
Becton Dickinson & Co.	71,000	4,340,230
Biogen Idec, Inc.(a)(b)	90,825	4,207,922
Biomet, Inc.(b)	56,525	1,768,667

SEE NOTES TO FINANCIAL STATEMENTS.

B110

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Drugs & Medical Supplies (cont’d.)
Boston Scientific Corp.(a)	307,199	$5,173,231
Bristol-Myers Squibb Co.	514,160	13,296,178
Cardinal Health, Inc.	113,275	7,286,981
Genzyme Corp.(a)	61,900	3,778,995
Hospira, Inc.(a)	42,820	1,838,691
Johnson & Johnson	783,171	46,927,605
King Pharmaceuticals, Inc.(a)	71,033	1,207,561
Laboratory Corp. of America Holdings(a)	33,800	2,103,374
Lilly (Eli) & Co.	301,200	16,647,324
Medtronic, Inc.	316,000	14,826,720
Merck & Co., Inc.	596,100	21,715,923
Mylan Laboratories, Inc.	40,900	818,000
Pfizer, Inc.	1,965,308	46,125,778
Quest Diagnostics, Inc.	44,300	2,654,456
Schering-Plough Corp.	390,500	7,431,215
St. Jude Medical, Inc.(a)	99,600	3,229,032
Stryker Corp.	67,500	2,842,425
Watson Pharmaceuticals, Inc.(a)	31,400	730,992
Wyeth	368,700	16,373,967
Zimmer Holdings, Inc.(a)(b)	59,286	3,362,702

		262,823,850

Education
Apollo Group, Inc. (Class “A” Stock)(a)	28,300	1,462,261

Electrical Services — 0.4%
American Power Conversion	34,500	672,405
Rockwell Automation, Inc.	48,800	3,514,088
TXU Corp.	125,512	7,504,362
Xcel Energy, Inc.	109,495	2,100,114

		13,790,969

Electronics — 3.6%
Advanced Micro Devices, Inc.(a)(b)	103,200	2,520,144
Altera Corp.(a)(b)	95,200	1,670,760
Analog Devices, Inc.	98,900	3,178,646
Applied Materials, Inc.	441,100	7,181,108
Broadcom Corp.(a)	109,350	3,285,968
Electronic Arts, Inc.(a)	70,000	3,012,800
Electronic Data Systems Corp.	123,300	2,966,598
Emerson Electric Co.	113,200	9,487,292
Fisher Scientific International, Inc.(a)(b)	31,200	2,279,160
Freescale Semiconductor, Inc. (Class “B” Stock)(a)	107,446	3,158,912
Intel Corp.	1,530,700	29,006,765
Jabil Circuit, Inc.(a)	51,000	1,305,600
JDS Uniphase Corp.(a)	289,100	731,423
KLA-Tencor Corp.	36,600	1,521,462
Linear Technology Corp.(b)	66,900	2,240,481
LSI Logic Corp.(a)	110,800	991,660
Maxim Integrated Products, Inc.	88,000	2,825,680
Molex, Inc.	40,500	1,359,585
National Semiconductor Corp.	93,100	2,220,435
Novellus Systems, Inc.(a)	40,000	988,000
Perkin Elmer, Inc.	31,000	647,900
Pinnacle West Capital Corp.(b)	26,000	1,037,660
PMC-Sierra, Inc.(a)	34,800	327,120
PPL Corp.(b)	103,800	3,352,740
QLogic Corp.(a)	51,800	893,032
RadioShack Corp.	39,760	556,640

SEE NOTES TO FINANCIAL STATEMENTS.

B111

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Electronics (cont’d.)
Sanmina-SCI Corp.(a)	150,600	$692,760
Solectron Corp.(a)(b)	282,000	964,440
Tektronix, Inc.	18,300	538,386
Teradyne, Inc.(a)	36,800	512,624
Texas Instruments, Inc.	444,000	13,448,760
Waters Corp.(a)	34,100	1,514,040
Xerox Corp.(a)	251,892	3,503,818
Xilinx, Inc.(b)	92,200	2,088,330

		112,010,729

Financial Services — 8.8%
Ambac Financial Group, Inc.	28,800	2,335,680
American Express Co.	327,400	17,424,228
Ameriprise Financial, Inc.	69,600	3,109,032
Bear Stearns Cos., Inc.(b)	32,110	4,497,969
CIT Group, Inc.	57,800	3,022,362
Citigroup, Inc.	1,326,776	64,003,673
Countrywide Financial Corp.	164,098	6,248,852
E*TRADE Financial Corp.(a)	106,800	2,437,176
Fannie Mae	253,300	12,183,730
Federated Investors, Inc. (Class “B” Stock)	22,600	711,900
Franklin Resources, Inc.	40,400	3,507,124
Freddie Mac	185,200	10,558,252
Goldman Sachs Group, Inc.	120,700	18,156,901
H&R Block, Inc.	87,900	2,097,294
JPMorgan Chase & Co.	935,785	39,302,969
Janus Capital Group, Inc.(b)	48,000	859,200
Lehman Brothers Holdings, Inc.	155,600	10,137,340
Marshall & Ilsley Corp.	58,700	2,684,938
Merrill Lynch & Co., Inc.	245,900	17,104,804
Moody’s Corp.	70,020	3,813,289
Morgan Stanley	298,410	18,862,496
Paychex, Inc.	89,350	3,482,863
Schwab (Charles) Corp.	275,400	4,400,892
SLM Corp.	110,200	5,831,784
T. Rowe Price Group, Inc.	66,600	2,518,146
Washington Mutual, Inc.	255,926	11,665,107

		270,958,001

Food & Beverage — 3.7%
Anheuser-Busch Cos., Inc.	209,000	9,528,310
Archer-Daniels-Midland Co.	168,138	6,940,737
Brown-Forman Corp. (Class “B” Stock)	16,200	1,157,490
Campbell Soup Co.	48,800	1,810,968
Coca-Cola Co.	545,700	23,476,014
Coca-Cola Enterprises, Inc.	84,700	1,725,339
ConAgra Foods, Inc.	135,800	3,002,538
Constellation Brands, Inc. (Class “A” Stock)(a)	43,200	1,080,000
Dean Foods Company	27,200	1,011,568
General Mills, Inc.	94,300	4,871,538
Heinz (H.J.) & Co.	80,350	3,312,027
Hershey Foods Corp.(b)	49,900	2,747,993
Kellogg Co.	66,000	3,196,380
McCormick & Co., Inc.	31,300	1,050,115
Molson Coors Brewing Co. (Class “B” Stock)	16,000	1,086,080
Monsanto Co.	66,198	5,573,210
Pepsi Bottling Group, Inc.	33,600	1,080,240
PepsiCo, Inc.	435,640	26,155,826

SEE NOTES TO FINANCIAL STATEMENTS.

B112

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage (cont’d.)
Sara Lee Corp.	209,900	$3,362,598
Sysco Corp.	165,500	5,057,680
Tyson Foods, Inc. (Class “A” Stock)	51,800	769,748
Whole Foods Market, Inc.	31,300	2,023,232
Wrigley (William) Jr. Co.	49,100	2,226,483

		112,246,114

Forest Products — 0.4%
International Paper Co.	123,267	3,981,524
Louisiana-Pacific Corp.	31,000	678,900
MeadWestvaco Corp.	48,289	1,348,712
Plum Creek Timber Co., Inc.(b)	48,200	1,711,100
Temple-Inland, Inc.	29,600	1,268,952
Weyerhaeuser Co.	64,700	4,027,575

		13,016,763

Gas Pipelines — 0.2%
Peoples Energy Corp.(b)	11,400	409,374
Sempra Energy	70,054	3,186,056
Williams Cos., Inc.(b)	150,000	3,504,000

		7,099,430

Hospitals/Health Care Management — 3.3%
Aetna, Inc.	153,948	6,147,144
Agilent Technologies, Inc.(a)	111,682	3,524,684
Amgen, Inc.(a)	315,764	20,597,286
Applera Corp. - Applied Biosystems Group	49,100	1,588,385
Caremark Rx, Inc.(a)	111,400	5,555,518
Coventry Health Care, Inc.(a)	39,750	2,183,865
Express Scripts, Inc.(a)	32,100	2,302,854
Forest Laboratories, Inc.(a)	89,700	3,470,493
Gilead Sciences, Inc.(a)	120,800	7,146,528
HCA, Inc.(b)	111,598	4,815,454
Health Management Associates, Inc. (Class “A” Stock)(b)	66,300	1,306,773
Humana, Inc.(a)	41,900	2,250,030
IMS Health, Inc.	51,320	1,377,942
Manor Care, Inc.(b)	9,950	466,854
McKesson Corp.	74,107	3,503,779
Medco Health Solutions, Inc.(a)	73,396	4,204,123
MedImmune, Inc.(a)	51,200	1,387,520
Millipore Corp.(a)	14,200	894,458
Patterson Cos., Inc.(a)(b)	20,900	730,037
Tenet Healthcare Corp.(a)	119,100	831,318
UnitedHealth Group, Inc.	349,500	15,650,610
WellPoint, Inc.(a)	171,800	12,501,886

		102,437,541

Household Products & Personal Care — 0.4%
Harman International Industries, Inc.	13,400	1,143,958
Kimberly-Clark Corp.	124,788	7,699,420
Leggett & Platt, Inc.	54,900	1,371,402
Lennar Corp. (Class “A” Stock)(b)	26,800	1,189,116

		11,403,896

Housing Related — 0.2%
Masco Corp.	124,400	3,687,216
Newell Rubbermaid, Inc.	58,249	1,504,572
Stanley Works	12,200	576,084
Whirlpool Corp.(b)	15,507	1,281,654

		7,049,526

SEE NOTES TO FINANCIAL STATEMENTS.

B113

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Human Resources — 0.1%
Robert Half International, Inc.	45,800	$1,923,600

Insurance — 4.4%
ACE, Ltd.	87,200	4,411,448
AFLAC, Inc.(b)	125,400	5,812,290
Allstate Corp.	177,288	9,702,972
American International Group, Inc.	682,687	40,312,666
Aon Corp.	74,725	2,601,925
Chubb Corp.	107,000	5,339,300
CIGNA Corp.	39,000	3,841,890
Cincinnati Financial Corp.	45,628	2,144,972
Genworth Financial, Inc. (Class “A” Stock)	93,500	3,257,540
Hartford Financial Services Group, Inc.	82,500	6,979,500
Lincoln National Corp.	73,763	4,163,184
Loews Corp.	106,300	3,768,335
Marsh & McLennan Cos., Inc.	135,700	3,648,973
MBIA, Inc.(b)	36,850	2,157,568
MetLife, Inc.(b)	204,000	10,446,840
MGIC Investment Corp.(b)	25,600	1,664,000
Principal Financial Group, Inc.(b)	74,800	4,162,620
Progressive Corp.	195,800	5,034,018
SAFECO Corp.	33,200	1,870,820
St. Paul Cos., Inc.	192,798	8,594,935
Torchmark Corp.	24,100	1,463,352
UnumProvident Corp.(b)	80,456	1,458,667
XL Capital Ltd. (Bermuda) (Class “A” Stock)(b)	45,300	2,776,890

		135,614,705

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(a)(b)	67,400	2,607,032

Internet Software & Services — 0.8%
Google, Inc. (Class “A” Stock)(a)	53,100	22,266,423
Verisign, Inc.(b)	50,500	1,170,085

		23,436,508

Leisure — 1.0%
Brunswick Corp.(b)	26,400	877,800
Carnival Corp.(b)	103,500	4,320,090
Disney (Walt) Co.	568,401	17,052,030
Harrah’s Entertainment, Inc.	44,650	3,178,187
Hilton Hotels Corp.	71,100	2,010,708
Marriott International, Inc. (Class “A” Stock)	78,000	2,973,360
Sabre Group Holdings, Inc. (Class “A” Stock)	39,619	871,618

		31,283,793

Machinery — 1.1%
Caterpillar, Inc.	181,300	13,503,224
Deere & Co.	61,700	5,151,333
Dover Corp.	55,100	2,723,593
Eaton Corp.	41,600	3,136,640
Ingersoll-Rand Co. (Class “A” Stock)	99,900	4,273,722
Parker-Hannifin Corp.	32,325	2,508,420
Snap-on, Inc.	12,300	497,166
Thermo Electron Corp.(a)	42,400	1,536,576

		33,330,674

Media — 2.8%
CBS Corp. (Class “B” Stock)	227,568	6,155,714
Clear Channel Communications, Inc.	126,100	3,902,795
Comcast Corp. (Class “A” Stock)(a)(b)	572,130	18,731,536

SEE NOTES TO FINANCIAL STATEMENTS.

B114

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Media (cont’d.)
Dow Jones & Co., Inc.(b)	17,400	$609,174
E.W. Scripps Co. (The)(Class “A” Stock)	16,700	720,438
Gannett Co., Inc.(b)	66,400	3,713,752
Interpublic Group of Cos., Inc.(a)(b)	75,200	627,920
McClatchy Co.	8,854	355,222
McGraw-Hill, Inc.	94,200	4,731,666
Meredith Corp.	11,000	544,940
New York Times Co. (Class “A” Stock)	41,900	1,028,226
News Corp. (Class “A” Stock)	630,700	12,096,826
R. R. Donnelley & Sons Co.(b)	63,600	2,032,020
Time Warner, Inc.	1,146,520	19,834,796
Tribune Co.(b)	62,600	2,030,118
Univision Communications, Inc. (Class “A” Stock)(a)(b)	60,400	2,023,400
Viacom, Inc. (Class “B” Stock)	172,268	6,174,085

		85,312,628

Metals – Ferrous — 0.2%
Allegheny Technologies, Inc.	16,140	1,117,534
Nucor Corp.	83,400	4,524,450
United States Steel Corp.	27,740	1,945,129

		7,587,113

Metals – Non Ferrous — 0.2%
Alcoa, Inc.(b)	236,976	7,668,543

Mineral Resources — 0.1%
Phelps Dodge Corp.	55,656	4,572,697

Miscellaneous – Basic Industry — 2.0%
AES Corp.(a)(b)	159,700	2,946,465
BB&T Corp. (b)	147,800	6,147,002
Danaher Corp.	64,900	4,174,368
Ecolab, Inc.	48,800	1,980,304
Fortune Brands, Inc.	35,000	2,485,350
Honeywell International, Inc.	229,950	9,266,985
Illinois Tool Works, Inc.	106,600	5,063,500
International Game Technology	79,000	2,997,260
ITT Industries, Inc.	50,000	2,475,000
Pall Corp.	17,600	492,800
PPG Industries, Inc.	42,600	2,811,600
Sealed Air Corp.(a)	20,910	1,088,993
Textron, Inc.	32,100	2,958,978
Tyco International, Ltd.	525,143	14,441,433
W.W. Grainger, Inc.	20,300	1,527,169

		60,857,207

Miscellaneous Consumer Growth/Staples — 0.6%
3M Co.	198,600	16,040,922
Black & Decker Corp.	21,000	1,773,660

		17,814,582

Oil & Gas — 5.6%
Anadarko Petroleum Corp.	122,526	5,843,265
Ashland, Inc.	18,600	1,240,620
ChevronTexaco Corp.	597,192	37,061,736
El Paso Corp.	176,311	2,644,665
EOG Resources, Inc.(b)	65,400	4,534,836
Exxon Mobil Corp.	1,604,570	98,440,369
Hess Corp.	66,000	3,488,100
Kerr-McGee Corp.	59,178	4,103,994

SEE NOTES TO FINANCIAL STATEMENTS.

B115

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Oil & Gas (cont’d.)
Marathon Oil Corp.	97,997	$8,163,150
Murphy Oil Corp.(b)	43,100	2,407,566
NICOR, Inc.	12,200	506,300
Sunoco, Inc.	37,000	2,563,730

		170,998,331

Oil & Gas Exploration/Production — 1.9%
Chesapeake Energy Corp.	95,700	2,894,925
ConocoPhillips	444,579	29,133,262
Consol Energy, Inc.	35,200	1,644,544
Devon Energy Corp.	118,400	7,152,544
Occidental Petroleum Corp.	114,200	11,711,210
XTO Energy, Inc.	100,000	4,427,000

		56,963,485

Oil & Gas Services — 2.8%
Apache Corp.	89,250	6,091,313
B.J. Services Co.	87,400	3,256,524
Baker Hughes, Inc.	90,930	7,442,621
Halliburton Co.(b)	137,600	10,211,296
Kinder Morgan, Inc.	24,400	2,437,316
Nabors Industries, Ltd. (Barbados)(a)(b)	86,800	2,932,972
National-Oilwell Varco, Inc.(a)	43,200	2,735,424
Noble Corp.	32,800	2,440,976
PG&E Corp.	83,500	3,279,880
Rowan Cos., Inc.	18,700	665,533
Schlumberger, Ltd.	321,700	20,945,887
Transocean, Inc.(a)	88,633	7,119,003
Valero Energy Corp.	168,400	11,201,968
Weatherford International, Ltd.(a)(b)	85,500	4,242,510

		85,003,223

Precious Metals — 0.3%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	49,100	2,720,631
Newmont Mining Corp.	119,503	6,325,294

		9,045,925

Railroads — 0.8%
Burlington Northern Santa Fe Corp.	99,226	7,863,661
CSX Corp.	58,912	4,149,761
Norfolk Southern Corp.	110,500	5,880,810
Union Pacific Corp.	69,400	6,451,424

		24,345,656

Real Estate Investment Trust — 0.8%
Apartment Investment & Management Co. (Class “A” Stock)	17,700	769,065
Archstone-Smith Trust(b)	50,300	2,558,761
Boston Properties, Inc.	20,000	1,808,000
Equity Office Properties Trust(b)	84,000	3,066,840
Equity Residential Properties Trust(b)	68,700	3,072,951
Kimco Realty Corp.	47,700	1,740,573
ProLogis	58,100	3,028,172
Public Storage, Inc.	16,000	1,214,400
Simon Property Group, Inc.	48,000	3,981,120
Vornado Realty Trust(b)	27,800	2,711,890

		23,951,772

Restaurants — 0.7%
Darden Restaurants, Inc.	38,650	1,522,810
McDonald’s Corp.	351,400	11,807,040

SEE NOTES TO FINANCIAL STATEMENTS.

B116

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Restaurants (cont’d.)
Starwood Hotels & Resorts World(b)	53,300	$3,216,122
Wendy’s International, Inc.(b)	23,700	1,381,473
Yum! Brands, Inc.	72,500	3,644,575

		21,572,020

Retail — 5.7%
AutoNation, Inc.(a)	40,589	870,228
AutoZone, Inc.(a)	15,600	1,375,920
Bed Bath & Beyond, Inc.(a)	70,200	2,328,534
Best Buy Co., Inc.	104,225	5,715,699
Big Lots, Inc.(a)	26,200	447,496
Circuit City Stores, Inc.	37,000	1,007,140
Coach, Inc.(a)	106,400	3,181,360
Costco Wholesale Corp.	124,332	7,103,087
CVS Corp.(b)	206,600	6,342,620
Dillard’s, Inc. (Class “A” Stock)	20,750	660,888
Dollar General Corp.	90,203	1,261,038
Family Dollar Stores, Inc.(b)	45,600	1,114,008
Federated Department Stores, Inc.	139,820	5,117,412
Gap, Inc.	155,787	2,710,694
Home Depot, Inc.	569,819	20,393,822
J.C. Penney Co., Inc.	61,900	4,178,869
Kohl’s Corp.(a)	84,700	5,007,464
Kroger Co.(a)	197,800	4,323,908
Limited Brands	95,496	2,443,743
Liz Claiborne, Inc.	26,400	978,384
Lowe’s Cos., Inc.(b)	216,900	13,159,323
Nordstrom, Inc.	60,800	2,219,200
Office Depot, Inc.(a)	77,000	2,926,000
OfficeMax, Inc.	16,786	684,030
Safeway, Inc.	125,300	3,257,800
Sears Holding Corp.(a)(b)	25,712	3,981,246
Sherwin-Williams Co.	31,400	1,490,872
Staples, Inc.	180,000	4,377,600
Starbucks Corp.(a)(b)	204,400	7,718,144
Supervalu, Inc.	57,208	1,756,286
Target Corp.	229,268	11,204,327
Tiffany & Co.	30,300	1,000,506
TJX Cos., Inc.	126,400	2,889,504
Wal-Mart Stores, Inc.	661,300	31,854,821
Walgreen Co.	257,900	11,564,236

		176,646,209

Rubber — 0.1%
B.F. Goodrich Corp.	31,800	1,281,222
Cooper Tire & Rubber Co.(b)	5,000	55,700
Goodyear Tire & Rubber Co.(a)(b)	49,200	546,120

		1,883,042

Telecommunications — 4.5%
ADC Telecommunications, Inc.(a)	27,200	458,592
Alltel Corp.	99,200	6,331,936
Andrew Corp.(a)	28,112	249,072
AT&T Corp.(b)	1,021,609	28,492,675
BellSouth Corp.	471,200	17,057,440
CenturyTel, Inc.(b)	30,000	1,114,500
CIENA Corp.(a)	151,600	729,196
Citizens Communications Co.(b)	90,300	1,178,415
Embarq CORP-W/I	39,376	1,614,022

SEE NOTES TO FINANCIAL STATEMENTS.

B117

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Telecommunications (cont’d.)
Lucent Technologies, Inc.(a)	1,225,805	$2,966,448
Motorola, Inc.	677,595	13,653,539
QUALCOMM, Inc.	453,600	18,175,752
Qwest Communications International, Inc.(a)(b)	411,647	3,330,224
Sprint Nextel Corp.	787,522	15,742,565
Tellabs, Inc.(a)	116,000	1,543,960
Verizon Communications, Inc.	778,938	26,086,634

		138,724,970

Textiles — 0.1%
VF Corp.(b)	24,536	1,666,485

Tobacco — 0.1%
Reynolds American, Inc.(b)	22,200	2,559,660
UST, Inc.	42,200	1,907,018

		4,466,678

Toy Manufacturer — 0.1%
Hasbro, Inc.	42,650	772,392
Mattel, Inc.	107,481	1,774,511

		2,546,903

Trucking & Shipping — 1.1%
FedEx Corp.	83,340	9,739,112
Ryder System, Inc.(b)	17,600	1,028,368
United Parcel Service, Inc. (Class “B” Stock)(b)	296,100	24,377,913

		35,145,393

Utilities – Electric — 2.0%
Allegheny Energy, Inc.(a)	36,200	1,341,934
Ameren Corp.	48,300	2,439,150
American Electric Power Co., Inc.	109,940	3,765,445
CenterPoint Energy, Inc.	90,610	1,132,625
CMS Energy Corp.(a)(b)	53,000	685,820
Consolidated Edison, Inc.	62,800	2,790,832
Constellation Energy Group	51,050	2,783,246
Dominion Resources, Inc.(b)	89,642	6,704,325
DTE Energy Co.	48,600	1,979,964
Duke Energy Corp.	333,282	9,788,492
Edison International	91,700	3,576,300
Entergy Corp.	52,100	3,686,075
FirstEnergy Corp.	87,436	4,739,906
FPL Group, Inc.(b)	107,000	4,427,660
Public Service Enterprise Group, Inc.	60,300	3,987,036
Southern Co.	199,900	6,406,795
TECO Energy, Inc.	37,900	566,226

		60,801,831

Utilities – Electric & Gas — 0.5%
Dynegy, Inc. (Class “A” Stock)(a)	87,800	480,266
Exelon Corp.(b)	169,550	9,635,527
KeySpan Corp.	37,800	1,527,120
NiSource, Inc.	73,000	1,594,320
Progress Energy, Inc.	61,314	2,628,531

		15,865,764

Waste Management — 0.2%
Allied Waste Industries, Inc.(a)(b)	71,800	815,648
Waste Management, Inc.	145,030	5,203,676

		6,019,324

TOTAL LONG-TERM INVESTMENTS (cost $1,989,598,339)		3,019,581,999

SEE NOTES TO FINANCIAL STATEMENTS.

B118

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

SHORT-TERM INVESTMENTS — 11.1%	Shares	Value (Note 2)

Affiliated Money Market Mutual Fund — 11.0%
Dryden Core Investment Fund — Taxable Money Market Series (includes $282,292,568 of cash collateral received for securities on loan)(Note 4)(c)(f)	337,129,846	$337,129,846

	Principal (000)
U.S. Government Obligation — 0.1%
United States Treasury Bills(d)(e) 4.83%, 9/21/06	$4,000	3,957,480

TOTAL SHORT-TERM INVESTMENTS (cost $341,086,750)		341,087,326

TOTAL INVESTMENTS — 109.2% (cost $2,330,685,089)		3,360,669,325
LIABILITIES IN EXCESS OF OTHER ASSETS (g) — (9.2%)		(281,846,390)

NET ASSETS — 100.0%		$3,078,822,935

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $272,089,680; cash collateral of $282,292,568 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity at purchase date.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contract outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at June 30, 2006	Value at Trade Date	Unrealized Appreciation
Long Position:
187	S&P 500 Index	Sept. 2006	$59,811,950	$57,993,663	$1,818,287

SEE NOTES TO FINANCIAL STATEMENTS.

B119

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Affiliated Money Market Mutual Fund (including 9.2% of collateral received for securities on loan)	11.0%
Financial Services	8.8
Drugs & Medical Supplies	8.6
Banks and Savings & Loans	6.9
Retail	5.7
Oil & Gas	5.6
Computer Services	5.4
Telecommunications	4.5
Insurance	4.4
Food & Beverage	3.7
Electronics	3.6
Hospitals/Health Care Management	3.3
Computers	3.1
Diversified Manufacturing Operations	3.1
Media	2.8
Oil & Gas Services	2.8
Aerospace	2.1
Cosmetics & Soaps	2.1
Miscellaneous – Basic Industry	2.0
Utilities – Electric	2.0
Oil & Gas Exploration/Production	1.9
Diversified Consumer Products	1.4
Chemicals	1.1
Machinery	1.1
Trucking & Shipping	1.1
Leisure	1.0
Internet Software & Services	0.8
Railroads	0.8
Real Estate Investment Trust	0.8
Autos – Cars & Trucks	0.7
Commercial Services	0.7
Restaurants	0.7
Miscellaneous Consumer Growth/Staples	0.6
Utilities – Electric & Gas	0.5
Electrical Services	0.4
Forest Products	0.4
Household Products & Personal Care	0.4
Construction	0.3
Diversified Operations	0.3
Precious Metals	0.3
Gas Pipelines	0.2
Housing Related	0.2
Metals – Ferrous	0.2
Metals – Non Ferrous	0.2
Waste Management	0.2
Advertising	0.1
Airlines	0.1
Apparel	0.1
Capital Markets	0.1
Containers	0.1
Diversified Office Equipment	0.1
Human Resources	0.1
Internet & Catalog Retail	0.1
Mineral Resources	0.1
Rubber	0.1
Textiles	0.1
Tobacco	0.1
Toy Manufacturer	0.1
U.S. Government Obligation	0.1
Education	0.0

109.2
Liabilities in excess of other assets	(9.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B120

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.1%
Honeywell International, Inc.	961,400	$38,744,420

Biotechnology — 1.0%
Amgen, Inc.(a)(b)	282,500	18,427,475

Building Products — 1.3%
American Standard Companies, Inc.	550,600	23,824,462

Capital Markets — 8.4%
Bank of New York Co., Inc. (The)	937,300	30,181,060
Lazard Ltd. (Class “A” Stock)(b)	435,900	17,610,360
Lehman Brothers Holdings, Inc.	257,600	16,782,640
Mellon Financial Corp.	399,900	13,768,557
Merrill Lynch & Co., Inc.	543,300	37,791,948
UBS AG	328,700	36,058,390

		152,192,955

Chemicals — 2.5%
E.I. du Pont de Nemours & Co.	650,100	27,044,160
Mosaic Co. (The)(a)(b)	1,139,200	17,828,480

		44,872,640

Commercial Banks — 1.3%
Royal Bank of Scotland Group PLC (United Kingdom)	697,747	22,941,254

Commercial Services & Supplies — 2.0%
Waste Management, Inc.	1,015,300	36,428,964

Communications Equipment — 3.3%
Avaya, Inc.(a)	2,186,200	24,966,404
Motorola, Inc.	1,061,700	21,393,255
Nokia Corp. ADR (Finland)	697,500	14,131,350

		60,491,009

Computers & Peripherals — 0.9%
Dell, Inc.(a)(b)	698,600	17,052,826

Consumer Finance — 1.1%
American Express Co.	365,700	19,462,554

Diversified Financial Services — 8.1%
Bank of America Corp.	1,050,372	50,522,893
Citigroup, Inc.	1,094,300	52,789,032
JP Morgan Chase & Co.(b)	570,100	23,944,200
KKR Private Equity Investors LLP, RDU, 144A (Netherlands)(a)(g)(h)	907,900	19,883,010

		147,139,135

Diversified Telecommunications Services — 1.0%
Verizon Communications, Inc.	533,800	17,876,962

Electric Utilities — 1.2%
Exelon Corp.(b)	388,100	22,055,723

Energy Equipment & Services — 1.1%
Transocean, Inc.(a)	253,200	20,337,024

Food Products — 3.1%
Cadbury Schweppes PLC ADR (United Kingdom)	852,000	33,074,640
ConAgra Foods, Inc.(b)	1,051,300	23,244,243

		56,318,883

Food & Staples Retailing — 3.6%
Kroger Co. (The)	2,158,400	47,182,624
Wal-Mart Stores, Inc.	382,300	18,415,391

		65,598,015

SEE NOTES TO FINANCIAL STATEMENTS.

B121

VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Healthcare Providers & Services — 1.3%
CIGNA Corp.	231,700	$22,824,767

Hotels, Restaurants & Leisure — 3.9%
GTECH Holdings Corp.	829,400	28,846,532
Hilton Hotels Corp.	377,500	10,675,700
McDonald’s Corp.	425,600	14,300,160
OSI Restaurant Partners, Inc.(b)	504,400	17,452,240

		71,274,632

Household Products — 1.7%
Kimberly-Clark Corp.(b)	491,700	30,337,890

Independent Power Producers & Energy Traders — 2.3%
TXU Corp.	711,700	42,552,543

Industrial Conglomerates — 3.1%
General Electric Co.	743,900	24,518,944
Tyco International Ltd. (Bermuda)	1,177,900	32,392,250

		56,911,194

Insurance — 7.9%
American International Group, Inc.	657,600	38,831,280
Axis Capital Holdings Ltd.	819,300	23,440,173
Genworth Financial, Inc. (Class “A” Stock)	385,700	13,437,788
Loews Corp.	1,009,500	35,786,775
Montpelier Re Holdings Ltd.	1,818,200	31,436,678

		142,932,694

Internet & Catalog Retail — 0.9%
IAC/InterActiveCorp(a)(b)	604,500	16,013,205

Media — 4.7%
Comcast Corp. (Class “A” Stock)(a)	993,200	32,517,368
Liberty Global, Inc., Series C(a)	1,165,891	23,982,378
Viacom, Inc. (Class “B” Stock)(a)	779,614	27,941,366

		84,441,112

Metals & Mining — 1.3%
Phelps Dodge Corp.	277,400	22,791,184

Multi-Utilities — 1.3%
Sempra Energy	518,000	23,558,640

Office Electronics — 1.9%
Xerox Corp.(a)	2,479,700	34,492,627

Oil, Gas & Consumable Fuels — 12.7%
Hess Corp.	463,200	24,480,120
Marathon Oil Corp.	374,900	31,229,170
Nexen, Inc.	523,700	29,609,998
Occidental Petroleum Corp.	408,300	41,871,164
Petroleo Brasileiro SA ADR (Brazil)(b)	319,800	28,561,338
Suncor Energy, Inc.	503,500	40,788,535
Trident Resources Corp. (Canada) (cost $16,980,633; purchased 3/11/05 – 1/05/06)(a)(e)(f)	404,537	18,119,547
Valero Energy Corp.	252,300	16,782,996

		231,442,868

Pharmaceuticals — 2.6%
Novartis AG ADR (Switzerland)	495,700	26,728,144
Sanofi-Aventis ADR (France)	426,300	20,760,810

		47,488,954

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	355,900	6,744,305

SEE NOTES TO FINANCIAL STATEMENTS.

B122

VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software — 0.9%
Computer Associates International, Inc.(b)	819,406	$16,838,793

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc. (Class “B” Stock)	228,400	18,500,400

Thrifts & Mortgage Finance — 0.7%
Countrywide Financial Corp.	324,300	12,349,344

Tobacco — 2.7%
Altria Group, Inc.	671,200	49,286,216

Wireless Telecommunication Services — 4.6%
Alltel Corp.	592,800	37,838,424
Sprint Nextel Corp.	1,702,336	34,029,697
Vodafone Group PLC ADR (United Kingdom)(b)	531,800	11,327,340

		83,195,461

TOTAL LONG -TERM INVESTMENTS
(cost $1,446,824,132)		1,777,741,130

SHORT-TERM INVESTMENT — 10.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $188,904,607; includes $152,190,048 of cash collateral for securities on loan)(Note 4)(c)(d)	188,904,607	188,904,607

TOTAL INVESTMENTS — 108.3%
(cost $1,635,728,739)		1,966,645,737
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3%)		(150,760,312)

NET ASSETS — 100.0%		$1,815,885,425

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
RDU	Restricted Depositary Unit

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $147,000,012; cash collateral of $152,190,048 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(e)	Indicates illiquid securities.

(f)	Indicates a security restricted to resale. The aggregate cost of such security was $16,980,633. The aggregate value of $18,119,547 is approximately 1.0% of the net assets.

(g)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(h)	As of June 30, 2006, one security representing $19,883,010 and 1.0% of the total market value of the Portfolio was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

B123

VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Oil, Gas & Consumable Fuels	12.7%
Affiliated Money Market Mutual Fund (including 8.4% of collateral received for securities on loan)	10.4
Capital Markets	8.4
Diversified Financial Services	8.1
Insurance	7.9
Media	4.7
Wireless Telecommunication Services	4.6
Hotels, Restaurants & Leisure	3.9
Food & Staples Retailing	3.6
Communications Equipment	3.3
Food Products	3.1
Industrial Conglomerates	3.1
Tobacco	2.7
Pharmaceuticals	2.6
Chemicals	2.5
Independent Power Producers & Energy Traders	2.3
Aerospace & Defense	2.1
Commercial Services & Supplies	2.0
Office Electronics	1.9
Household Products	1.7
Building Products	1.3
Commercial Banks	1.3
Healthcare Providers & Services	1.3
Metals & Mining	1.3
Multi-Utilities	1.3
Electric Utilities	1.2
Consumer Finance	1.1
Energy Equipment & Services	1.1
Biotechnology	1.0
Diversified Telecommunications	1.0
Textiles, Apparel & Luxury Goods	1.0
Computers & Peripherals	0.9
Internet & Catalog Retail	0.9
Software	0.9
Thrifts & Mortgage Finance	0.7
Semiconductors & Semiconductor Equipment	0.4

108.3
Liabilities in excess of other assets	(8.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B124

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), a Maryland corporation, organized on November 15, 1982, was a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of thirty-two Portfolios (“Portfolio” or “Portfolios”), each with a separate series of capital stock. The information presented in these financial statements pertains to thirteen Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Jennison Portfolio, Money Market Portfolio, Natural Resources Portfolio, Small Capitalization Stock Portfolio, Stock Index Portfolio and Value Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. Treasuries and agencies and mortgage-related securities.

High Yield Bond Portfolio:    High total return by investing primarily in medium to lower rated debt securities.

Jennison Portfolio:    Long-term growth of capital by investing primarily in equity securities of established companies that the Portfolio manager believes offer above-average growth prospects.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity by investing in high quality short-term money market securities issued by the U.S. government and its agencies, as well as commercial paper, asset backed securities, certificates of deposit and other obligations issued by banks, corporations and other companies, that generally mature in 13 months or less.

Natural Resources Portfolio:    Long-term growth of capital by investing primarily in stocks of companies that operate within, or do business with, the natural resources sector of the economy.

Small Capitalization Stock Portfolio:    Long-term growth of capital that corresponds to the price and yield performance of the Standard & Poor’s Small Capitalization Stock Index (the “S&P 600 SmallCap Index”) by investing primarily in stocks of the S&P 600 SmallCap Index.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

Value Portfolio:    Capital appreciation by investing in equity and equity-related securities that are undervalued.

C1

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Money Market, Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The Diversified Bond, High Yield Bond and Natural Resources Portfolios may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by these portfolios at June 30, 2006 include registration rights, under which the portfolios may demand registration by the issuer, of which the portfolios may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to

C2

market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities – at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    The High Yield Bond Portfolio may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency

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exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    The Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

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Securities Lending:    The Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions:    Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio will declare and reinvest dividends from net investment income and net realized capital gains daily. The Diversified Bond, Government Income and High Yield Bond Portfolios will declare and distribute dividends from net investment income, if any, quarterly and distributions from net capital gains, if any, at least annually. All other Portfolios will declare and distribute dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management, LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), Salomon Brothers Asset Management (“Salomon”),

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T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Company, L.L.C. (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
High Yield Bond Portfolio	0.55	0.55
Jennison Portfolio	0.60	0.60
Money Market Portfolio	0.40	0.40
Natural Resources Portfolio	0.45	0.45
Small Capitalization Stock Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.35
Value Portfolio	0.40	0.40

At June 30, 2006 the Subadvisors that provide investment advisory services to the Portfolios are as follows. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison, Salomon
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, T. Rowe & William Blair
Government Income Portfolio	PIM
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	QMA
Stock Index Portfolio	QMA
Value Portfolio	Jennison

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

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PI has agreed to reimburse each Portfolio (other than Global Portfolio) the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeded the percentage stated below, of the Portfolio’s average daily net assets.

Portfolio	Class I Expense Limit	Class II Expense Limit
Conservative Balanced Portfolio	0.75%	N/A
Diversified Bond Portfolio	0.75	N/A
Equity Portfolio	0.75	1.15%
Flexible Managed Portfolio	0.75	N/A
Government Income Portfolio	0.75	N/A
High Yield Bond Portfolio	0.75	N/A
Jennison Portfolio	0.75	1.15
Money Market Portfolio	0.75	N/A
Natural Resources Portfolio	0.75	1.15
Small Capitalization Stock Portfolio	0.75	N/A
Stock Index Portfolio	0.75	N/A
Value Portfolio	0.75	1.15

N/A – Not applicable – There are no Class II shares outstanding for this portfolio.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Series Fund’s security lending agent. For the six months ended June 30, 2006, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$57,293
Diversified Bond Portfolio	38,497
Equity Portfolio	95,935
Flexible Managed Portfolio	88,342
Global Portfolio	47,767
Government Income Portfolio	9,878
High Yield Bond Portfolio	157,240
Jennison Portfolio	60,350
Natural Resources Portfolio	199,613
Small Capitalization Stock Portfolio	102,358
Stock Index Portfolio	73,770
Value Portfolio	46,060

For the six months ended June 30, 2006, Prudential Equity Group, LLC, an indirect, wholly-owned subsidiary of Prudential, and Wachovia Securities, LLC, an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Prudential Equity Group	Wachovia
Jennison Portfolio	$17,485	$8,226
Natural Resources Portfolio	4,616	—
Value Portfolio	29,724	—

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Portfolios”), portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and

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Exchange Commission. The Portfolios are a money market mutual fund and a short term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2006 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$290,260,575
Diversified Bond Portfolio	371,520,287
Equity Portfolio	1,374,427,515
Flexible Managed Portfolio	1,201,702,204
Global Portfolio	206,852,481
Government Income Portfolio	1,000,050,352
High Yield Bond Portfolio	444,698,641
Jennison Portfolio	780,478,075
Natural Resources Portfolio	304,692,275
Small Capitalization Stock Portfolio	42,858,000
Stock Index Portfolio	60,399,393
Value Portfolio	513,333,297

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$429,709,745
Diversified Bond Portfolio	344,989,463
Equity Portfolio	1,588,751,791
Flexible Managed Portfolio	1,397,599,837
Global Portfolio	214,186,248
Government Income Portfolio	1,026,215,283
High Yield Bond Portfolio	420,737,595
Jennison Portfolio	940,587,234
Natural Resources Portfolio	344,284,812
Small Capitalization Stock Portfolio	77,139,393
Stock Index Portfolio	256,128,186
Value Portfolio	575,291,921

The Conservative Balanced, Diversified Bond, Flexible Managed and Government Income Portfolios’ written options activity for the six months ended June 30, 2006 were as follows:

Conservative Balanced Portfolio
	Contracts	Premiums
Balance as of December 31, 2005	62	$32,695
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—

Balance as of June 30, 2006	62	$32,695

Diversified Bond Portfolio
	Contracts	Premiums
Balance as of December 31, 2005	129	$68,013
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—

Balance as of June 30, 2006	129	$68,013

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Flexible Managed Portfolio
	Contracts	Premiums
Balance as of December 31, 2005	49	$25,846
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—

Balance as of June 30, 2006	49	$25,846

Government Income Portfolio
	Contracts	Premiums
Balance as of December 31, 2005	43	$22,688
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—

Balance as of June 30, 2006	43	$22,688

Note 6:	Tax Information

After January 2, 2006 Portfolios are treated as partnerships for tax purposes. As a result, each Portfolio’s income, gains, losses, deductions, and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes.

Prior to January 3, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2006, the Equity, Jennison, Natural Resources and Value Portfolios have class II shares outstanding.

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Transaction in shares of beneficial interest of the Equity, Jennison, Natural Resources and Value Portfolios were as follows:

Equity Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2006:
Series shares sold	1,375,647	$34,673,514
Series shares issued in reinvestment of dividends and distributions	84,072	2,152,237
Series shares repurchased	(9,467,596)	(238,757,931)

Net increase (decrease) in shares outstanding	(8,007,877)	$(201,932,180)

Year ended December 31, 2005:
Series shares sold	2,989,262	$68,173,944
Series shares issued in reinvestment of dividends and distributions	1,608,530	39,989,141
Series shares issued in connection with the merger	1,320,590	28,041,417
Series shares repurchased	(17,406,826)	(396,297,859)

Net increase (decrease) in shares outstanding	(11,488,444)	$(260,093,357)

Class II
Six months ended June 30, 2006:
Series shares sold	24,608	$621,073
Series shares issued in reinvestment of dividends and distributions	—	—
Series shares repurchased	(37,762)	(960,101)

Net increase (decrease) in shares outstanding	(13,154)	$(339,028)

Year ended December 31, 2005:
Series shares sold	48,657	$1,144,258
Series shares issued in reinvestment of dividends and distributions	377	9,415
Series shares repurchased	(16,483)	(383,800)

Net increase (decrease) in shares outstanding	32,551	$769,873

Jennison Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2006:
Series shares sold	1,815,832	$37,306,091
Series shares issued in reinvestment of dividends and distributions	—	—
Series shares repurchased	(10,771,512)	(219,158,947)

Net increase (decrease) in shares outstanding	(8,955,680)	$(181,852,856)

Year ended December 31, 2005:
Series shares sold	14,164,344	$263,061,616
Series shares issued in reinvestment of dividends and distributions	107,900	2,181,501
Series shares repurchased	(16,325,260)	(304,605,918)

Net increase (decrease) in shares outstanding	(2,053,016)	$(39,362,801)

Class II
Six months ended June 30, 2006:
Series shares sold	121,212	$2,462,566
Series shares issued in reinvestment of dividends and distributions	—	—
Series shares repurchased	(103,244)	(2,139,235)

Net increase (decrease) in shares outstanding	17,968	$323,331

Year ended December 31, 2005:
Series shares sold	328,045	$5,995,003
Series shares issued in reinvestment of dividends and distributions	—	—
Series shares repurchased	(4,162,411)	(78,540,944)

Net increase (decrease) in shares outstanding	(3,834,366)	$(72,545,941)

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Natural Resources Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2006:
Series shares sold	1,247,121	$56,325,591
Series shares issued in reinvestment of dividends and distributions	4,813,923	195,926,670
Series shares repurchased	(1,163,700)	(53,244,517)

Net increase (decrease) in shares outstanding	4,897,344	$199,007,744

Year ended December 31, 2005:
Series shares sold	2,361,004	$87,612,149
Series shares issued in reinvestment of dividends and distributions	1,857,002	60,036,860
Series shares repurchased	(1,390,245)	(51,805,248)

Net increase (decrease) in shares outstanding	2,827,761	$95,843,761

Class II
Six months ended June 30, 2006:
Series shares sold	346,707	$16,271,760
Series shares issued in reinvestment of dividends and distributions	52,878	2,153,216
Series shares repurchased	(94,460)	(4,118,455)

Net increase (decrease) in shares outstanding	305,125	$14,306,521

Period ended December 31, 2005*:
Series shares sold	225,207	$9,042,129
Series shares issued in reinvestment of dividends and distributions	—	—
Series shares repurchased	(113,695)	(4,576,511)

Net increase (decrease) in shares outstanding	111,512	$4,465,618

* Commencement of offering, April 28, 2005.

Value Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2006:
Series shares sold	1,974,488	$46,867,231
Series shares issued in reinvestment of dividends and distributions	2,748,512	65,167,232
Series shares repurchased	(4,269,217)	(101,361,767)

Net increase (decrease) in shares outstanding	453,783	$10,672,696

Year ended December 31, 2005:
Series shares sold	3,282,027	$69,499,816
Series shares issued in reinvestment of dividends	989,733	22,610,679
Series shares repurchased	(8,085,951)	(170,356,605)

Net increase (decrease) in shares outstanding	(3,814,191)	$(78,246,110)

Class II
Six months ended June 30, 2006:
Series shares sold	3,582	$85,505
Series shares issued in reinvestment of dividends and distributions	4,642	110,255
Series shares repurchased	(13,303)	(317,007)

Net increase (decrease) in shares outstanding	(5,079)	$(121,247)

Year ended December 31, 2005:
Series shares sold	18,303	$373,418
Series shares issued in reinvestment of dividends	1,162	26,899
Series shares repurchased	(33,039)	(714,486)

Net increase (decrease) in shares outstanding	(13,574)	$(314,169)

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Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Series Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006.

The following Portfolio utilized the line of credit during the six months ended June 30, 2006. The average balance outstanding is for the number of days the Portfolio had an outstanding balance.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates
Jennison Portfolio	$7,175,000	16	5.48%

Note 9:	Ownership and Affiliates

As of June 30, 2006, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Change in Federal Income Tax Status and Related Reorganization

On January 2, 2006, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership as a result of that conversion. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” Subsequent to January 2, 2006, each Portfolio’s income, gains, losses and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes. Furthermore, subsequent to January 2, 2006 each portfolio will not be able to realize any future benefit from any unused capital loss carryforward and other losses (if any) deferred from each Portfolio.

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Portfolios have not changed. In addition, the Fund obtained opinions of counsel that the change in the tax status and the related reorganization had no adverse federal income tax consequences for the Portfolios or Contract owners.

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Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.09		$15.10	$14.34	$12.43	$13.69	$14.63

Income (Loss) From Investment Operations:
Net investment income	.23		.38	.34	.28	.34	.44
Net realized and unrealized gains (losses) on investments	(.04)		.11	.78	1.99	(1.57)	(.75)

Total from investment operations	.19		.49	1.12	2.27	(1.23)	(.31)

Less Dividends and Distributions:
Dividends from net investment income	(.39)		(.35)	(.28)	(.36)	—	(.48)
Distributions from net realized gains	(.03)		(.15)	(.08)	—	(.03)	(.15)

Total dividends and distributions	(.42)		(.50)	(.36)	(.36)	(.03)	(.63)

Net Asset Value, end of period	$14.86		$15.09	$15.10	$14.34	$12.43	$13.69

Total Investment Return(a)	1.24%		3.43%	8.04%	18.77%	(8.98)%	(2.02)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,647.7		$2,749.8	$2,893.6	$2,895.0	$2,660.3	$3,259.7
Ratios to average net assets:
Expenses	.58	%(b)	.58%	.59%	.58%	.58%	.58%
Net investment income	2.87	%(b)	2.45%	2.27%	2.02%	2.49%	3.05%
Portfolio turnover rate	65	%(c)	110%	153%	248%	260%	239%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Diversified Bond Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.96		$11.28	$11.17	$10.82	$11.36	$11.28

Income (Loss) From Investment Operations:
Net investment income	.28		.55	.52	.45	.57	.67
Net realized and unrealized gains (losses) on investments	(.37)		(.20)	.09	.35	.17	.12

Total from investment operations	(.09)		.35	.61	.80	.74	.79

Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.59)	(.50)	(.45)	(1.27)	(.71)
Distributions from net realized gains	(.10)		(.08)	—	—	—	—
Tax return of capital distributions	—		—	—	—	(.01)	—

Total dividends and distributions	(.35)		(.67)	(.50)	(.45)	(1.28)	(.71)

Net Asset Value, end of period	$10.52		$10.96	$11.28	$11.17	$10.82	$11.36

Total Investment Return(a)	(.80)%		3.28%	5.59%	7.49%	7.07%	6.98%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,143.4		$1,230.6	$1,283.7	$1,418.0	$1,370.3	$1,400.7
Ratios to average net assets:
Expenses	.45	%(b)	.45%	.45%	.44%	.44%	.44%
Net investment income	5.08	%(b)	4.81%	4.57%	4.02%	5.25%	6.35%
Portfolio turnover rate	229	%(c)	278%	382%	706%	595%	257%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	Equity Portfolio Class I
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.64		$22.31	$20.55	$15.75	$20.49	$24.50

Income (Loss) From Investment Operations:
Net investment income	.15		.24	.28	.17	.17	.18
Net realized and unrealized gain (loss) on investments	—		2.32	1.75	4.81	(4.75)	(2.83)

Total from investment operations	.15		2.56	2.03	4.98	(4.58)	(2.65)

Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.23)	(.27)	(.18)	(.16)	(.18)
Distributions from net realized gains	—		—	—	—	—	(1.18)

Total dividends and distributions	(.01)		(.23)	(.27)	(.18)	(.16)	(1.36)

Net Asset Value, end of period	$24.78		$24.64	$22.31	$20.55	$15.75	$20.49

Total Investment Return(a)	0.62%		11.47%	9.93%	31.65%	(22.34)%	(11.18)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,109.7		$4,283.9	$4,135.7	$4,012.3	$3,273.6	$4,615.9
Ratios to average net assets:
Expenses	.47	%(b)	.47%	.48%	.49%	.48%	.49%
Net investment income	1.18	%(b)	1.01%	1.29%	.96%	.88%	.84%
Portfolio turnover rate	33	%(c)	77%	50%	54%	54%	153%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Equity Portfolio Class II
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.69		$22.34	$20.58	$15.76	$20.49	$24.51

Income (Loss) From Investment Operations:
Net investment income	.12		.12	.20	.08	.09	.09
Net realized and unrealized gain (loss) on investments	(.02)		2.35	1.74	4.83	(4.72)	(2.83)

Total from investment operations	.10		2.47	1.94	4.91	(4.63)	(2.74)

Less Dividends and Distributions:
Dividends from net investment income	—		(.12)	(.18)	(.09)	(.10)	(.10)
Distributions from net realized gains	—		—	—	—	—	(1.18)

Total dividends and distributions	—		(.12)	(.18)	(.09)	(.10)	(1.28)

Net Asset Value, end of period	$24.79		$24.69	$22.34	$20.58	$15.76	$20.49

Total Investment Return(a)	.41%		11.04%	9.51%	31.11%	(22.62)%	(11.57)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.7		$2.1	$1.1	$0.8	$0.4	$1.1
Ratios to average net assets:
Expenses	.87	%(b)	.87%	.88%	.89%	.88%	.89%
Net investment income	.78	%(b)	.64%	.91%	.54%	.46%	.45%
Portfolio turnover rate	33	%(c)	77%	50%	54%	54%	153%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005(b)	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.92		$16.58	$15.19	$12.55	$14.79	$16.53

Income (Loss) From Investment Operations:
Net investment income	.21		.32	.29	.22	.27	.42
Net realized and unrealized gains (losses) on investments	.14		.34	1.32	2.70	(2.10)	(1.35)

Total from investment operations	.35		.66	1.61	2.92	(1.83)	(.93)

Less Dividends and Distributions:
Dividends from net investment income	(.34)		(.32)	(.22)	(.28)	(.41)	(.58)
Distributions from net realized gains	(.25)		—	—	—	—	(.23)

Total dividends and distributions	(.59)		(.32)	(.22)	(.28)	(.41)	(.81)

Net Asset Value, end of period	$16.68		$16.92	$16.58	$15.19	$12.55	$14.79

Total Investment Return(a)	1.96%		4.16%	10.74%	23.76%	(12.74)%	(5.68)%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$3,490.2		$3,543.9	$3,883.5	$3,693.6	$3,181.0	$3,896.6
Ratios to average net assets:
Expenses	.63	%(c)	.63%	.62%	.62%	.63%	.64%
Net investment income	2.43	%(c)	1.95%	1.83%	1.55%	1.92%	2.61%
Portfolio turnover rate	77	%(d)	126%	150%	204%	238%	236%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associate with the separated account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Calculated based upon weighted average shares outstanding during the year.

(c)	Annualized.

(d)	Not annualized.

	Global Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.96		$16.43	$15.14	$11.35	$15.29	$23.61

Income (Loss) From Investment Operations:
Net investment income	.16		.13	.11	.10	.07	.09
Net realized and unrealized gains (losses) on investments	.95		2.50	1.33	3.74	(3.87)	(3.58)

Total from investment operations	1.11		2.63	1.44	3.84	(3.80)	(3.49)

Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.10)	(.15)	(.05)	(.14)	(.06)
Distributions in excess of net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	(4.77)

Total dividends and distributions	(.13)		(.10)	(.15)	(.05)	(.14)	(4.83)

Net Asset Value, end of period	$19.94		$18.96	$16.43	$15.14	$11.35	$15.29

Total Investment Return(a)	5.89%		16.06%	9.59%	34.07%	(25.14)%	(17.64)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$843.6		$814.1	$691.1	$665.6	$514.9	$885.0
Ratios to average net assets:
Expenses	.87	%(b)	.82%	.84%	.87%	.82%	.84%
Net investment income	1.56	%(b)	.77%	.67%	.78%	.47%	.58%
Portfolio turnover rate	25	%(c)	155%	128%	88%	75%	67%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown, Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.40		$11.65	$11.92	$12.50	$12.26	$12.02

Income (Loss) From Investment Operations:
Net investment income	.27		.49	.49	.46	.38	.65
Net realized and unrealized gains (losses) on investments	(.34)		(.20)	(.13)	(.15)	1.00	.31

Total from investment operations	(.07)		.29	.36	.31	1.38	.96

Less Dividends and Distributions:
Dividends from net investment income	(.28)		(.54)	(.44)	(.46)	(1.06)	(.72)
Distributions from net realized gains	—		—	(.19)	(.43)	(.08)	—

Total dividends and distributions	(.28)		(.54)	(.63)	(.89)	(1.14)	(.72)

Net Asset Value, end of period	$11.05		$11.40	$11.65	$11.92	$12.50	$12.26

Total Investment Return(a)	(.63)%		2.51%	3.12%	2.46%	12.05%	8.06%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$354.0		$378.2	$420.2	$461.5	$484.3	$311.0
Ratios to average net assets:
Expenses	.49	%(b)	.47%	.47%	.46%	.44%	.47%
Net investment income	4.80	%(b)	4.16%	4.07%	3.76%	4.29%	5.53%
Portfolio turnover rate	474	%(c)	507%	617%	695%	508%	361%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	High Yield Bond Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.23		$5.42	$5.29	$4.59	$5.40	$6.14

Income (Loss) From Investment Operations:
Net investment income	.19		.38	.39	.41	.29	.58
Net realized and unrealized gains (losses) on investments	(.05)		(.20)	.13	.71	(.21)	(.62)

Total from investment operations	.14		.18	.52	1.12	.08	(.04)

Less Dividends:
Dividends from net investment income	(.19)		(.37)	(.39)	(.42)	(.89)	(.70)

Net Asset Value, end of period	$5.18		$5.23	$5.42	$5.29	$4.59	$5.40

Total Investment Return(a)	2.75%		3.41%	10.30%	25.04%	1.50%	(.44)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,614.1		$1,635.7	$1,595.7	$1,466.7	$1,128.6	$655.8
Ratios to average net assets:
Expenses	.59	%(b)	.58%	.59%	.60%	.58%	.60%
Net investment income	7.37	%(b)	7.14%	7.42%	8.11%	9.36%	10.93%
Portfolio turnover rate	27	%(c)	56%	65%	93%	77%	84%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D4

Financial Highlights

(Unaudited)

	Jennison Portfolio Class I
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005(b)	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.76		$18.14	$16.62	$12.79	$18.57	$22.97

Income (Loss) From Investment Operations:
Net investment income	.05		.02	.08	.04	.03	.04
Net realized and unrealized gains (losses) on investments	(1.43)		2.62	1.52	3.83	(5.78)	(4.22)

Total from investment operations	(1.38)		2.64	1.60	3.87	(5.75)	(4.18)

Less Dividends and Distributions:
Dividends from net investment income	—		(.02)	(.08)	(.04)	(.03)	(.03)
Distributions from net realized gains	—		—	—	—	—	(.19)

Total dividends and distributions	—		(.02)	(.08)	(.04)	(.03)	(.22)

Net Asset Value, end of period	$19.38		$20.76	$18.14	$16.62	$12.79	$18.57

Total Investment Return(a)	(6.65)%		14.55%	9.63%	30.25%	(30.95)%	(18.25)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,971.1		$2,297.0	$2,044.1	$1,772.4	$1,388.8	$2,186.9
Ratios to average net assets:
Expenses	.63	%(c)	.63%	.64%	.64%	.61%	.64%
Net investment income	.42	%(c)	.10%	.50%	.28%	.21%	.18%
Portfolio turnover rate	36	%(d)	57%	74%	69%	74%	86%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown, Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Calculated based upon average shares during the year.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D5

Financial Highlights

(Unaudited)

	Jennison Portfolio Class II
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005(b)	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.49		$17.97	$16.46	$12.70	$18.45	$22.88

Income (Loss) From Investment Operations:
Net investment income (loss)	.01		(.05)	.02	(.01)	(.02)	.01
Net realized and unrealized gains (losses) on investments	(1.41)		2.57	1.50	3.77	(5.73)	(4.25)

Total from investment operations	(1.40)		2.52	1.52	3.76	(5.75)	(4.24)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.01)	—	—	— (c)
Distributions from net realized gains	—		—	—	—	—	(.19)

Total dividends and distributions	—		—	(.01)	—	—	(.19)

Net Asset Value, end of period	$19.09		$20.49	$17.97	$16.46	$12.70	$18.45

Total Investment Return(a)	(6.83)%		14.02%	9.22%	29.61%	(31.17)%	(18.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$17.4		$18.2	$84.9	$74.3	$48.1	$59.6
Ratios to average net assets:
Expenses	1.03	%(d)	1.03%	1.04%	1.04%	1.01%	1.04%
Net investment income (loss)	.02	%(d)	(.27)%	.11%	(.13)%	(.19)%	(.19)%
Portfolio turnover rate	36	%(e)	57%	74%	69%	74%	86%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total returns does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown, Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Calculated based upon average shares during the year.

(c)	Less than $.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D6

Financial Highlights

(Unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance :
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income and realized gains	.21		.28	.10	.08	.15	.41
Dividends and distributions	(.21)		(.28)	(.10)	(.08)	(.15)	(.41)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Investment Return(a)	2.12%		2.85%	1.01%	.84%	1.52%	4.22%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,015.5		$851.9	$885.4	$933.7	$1,366.6	$1,501.9
Ratios to average net assets:
Expenses	.46	%(b)	.45%	.45%	.44%	.43%	.43%
Net investment income	4.32	%(b)	2.86%	1.01%	.84%	1.52%	3.86%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and /or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

	Natural Resources Portfolio Class I
	Six Months Ended June 30, 2006(e)		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$45.46		$31.88	$27.49	$22.35	$19.11	$23.59

Income (Loss) From Investment Operations:
Net investment income	.20		.33	.19	.25	.09	.43
Net realized and unrealized gains (losses) on investments	7.07		16.27	6.28	7.38	3.52	(2.89)

Total from investment operations	7.27		16.60	6.47	7.63	3.61	(2.46)

Less Dividends and Distributions:
Dividends from net investment income	(.97)		— (b)	(1.00)	(.98)	(.12)	(.55)
Distributions from net realized gains	(7.82)		(3.02)	(1.08)	(1.51)	(.25)	(1.47)

Total dividends and distributions	(8.79)		(3.02)	(2.08)	(2.49)	(0.37)	(2.02)

Net Asset Value, end of period	$43.94		$45.46	$31.88	$27.49	$22.35	$19.11

Total Investment Return(a)	17.57%		55.91%	25.17%	39.00%	18.92%	(10.08)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,197.5		$1,016.3	$622.6	$498.7	$379.2	$336.1
Ratios to average net assets:
Expenses	.48	%(c)	.49%	.51%	.51%	.50%	.52%
Net investment income	.89	%(c)	.66%	.49%	.80%	.47%	1.94%
Portfolio turnover rate	27	%(d)	59%	24%	24%	37%	23%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Amount is less than $.01 per share.

(c)	Annualized.

(d)	Not annualized.

(e)	Calculated based upon weighted average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

D7

Financial Highlights

(Unaudited)

	Natural Resources Portfolio Class II
	Six Months Ended June 30, 2006(e)	April 28, 2005(d) through December 31, 2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$45.32	$30.10

Income From Investment Operations:
Net investment income	.13	.05
Net realized and unrealized gains on investments	7.05	15.17

Total from investment operations	7.18	15.22

Less Dividends and Distributions:
Dividends from net investment income	(.77)	—
Distributions from net realized gains	(7.82)	—

Total dividends and distributions	(8.59)	—

Net Asset Value, end of period	$43.91	$45.32

Total Investment Return(a)	17.34%	50.56%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18.3	$5.1
Ratios to average net assets:
Expenses(b)	.88%	.89%
Net investment income(b)	.58%	.33%
Portfolio turnover rate(c)	27%	59%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of offering of Class II shares.

(e)	Calculated based upon weighted average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

D8

Financial Highlights

(Unaudited)

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.38		$21.33	$17.64	$12.91	$15.48	$17.11

Income (Loss) From Investment Operations:
Net investment income	.07		.13	.12	.07	.06	.06
Net realized and unrealized gains (losses) on investments	1.55		1.30	3.75	4.82	(2.31)	.67

Total from investment operations	1.62		1.43	3.87	4.89	(2.25)	.73

Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.13)	(.11)	(.07)	(.13)	(.08)
Distributions from net realized gains	(1.05)		(1.25)	(.07)	(.09)	(.19)	(2.28)

Total dividends and distributions	(1.06)		(1.38)	(.18)	(.16)	(.32)	(2.36)

Net Asset Value, end of period	$21.94		$21.38	$21.33	$17.64	$12.91	$15.48

Total Investment Return(a)	7.45%		7.26%	22.04%	38.27%	(14.92)%	5.53%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$759.7		$738.3	$743.2	$619.9	$467.4	$611.1
Ratios to average net assets:
Expenses	.46	%(b)	.46%	.47%	.48%	.46%	.48%
Net investment income	.63	%(b)	.62%	.62%	.47%	.40%	.52%
Portfolio turnover rate	6	%(c)	16%	18%	15%	17%	23%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Stock Index Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.41		$31.29	$29.29	$24.09	$31.64	$38.66

Income (Loss) From Investment Operations:
Net investment income	.26		.48	.50	.36	.37	.36
Net realized and unrealized gains (losses) on investments	.57		.88	2.50	6.14	(7.34)	(5.05)

Total from investment operations	.83		1.36	3.00	6.50	(6.97)	(4.69)

Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.47)	(.49)	(.37)	(.36)	(.35)
Distributions from net realized gains	(.09)		(.77)	(.51)	(.93)	(.22)	(1.98)

Total dividends and distributions	(.11)		(1.24)	(1.00)	(1.30)	(.58)	(2.33)

Net Asset Value, end of period	$32.13		$31.41	$31.29	$29.29	$24.09	$31.64

Total Investment Return(a)	2.63%		4.54%	10.45%	28.18%	(22.19)%	(12.05)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,078.8		$3,212.7	$3,094.7	$2,940.9	$2,352.3	$3,394.1
Ratios to average net assets:
Expenses	.38	%(b)	.38%	.38%	.37%	.37%	.39%
Net investment income	1.57	%(b)	1.52%	1.64%	1.42%	1.25%	1.02%
Portfolio turnover rate	2	%(c)	7%	3%	2%	4%	3%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D9

Financial Highlights

(Unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002(d)	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.95		$19.93	$17.36	$13.75	$17.91	$20.46

Income (Loss) From Investment Operations:
Net investment income	.18		.29	.28	.23	.22	.25
Net realized and unrealized gains (losses) on investments	1.37		3.03	2.55	3.62	(4.15)	(.69)

Total from investment operations	1.55		3.32	2.83	3.85	(3.93)	(.44)

Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.30)	(.26)	(.24)	(.23)	(.30)
Distributions from net realized gains	(.85)		—	—	—	—	(1.81)
Tax return of capital distributions	—		—	—	— (e)	—	—

Total dividends and distributions	(.87)		(.30)	(.26)	(.24)	(.23)	(2.11)

Net Asset Value, end of period	$23.63		$22.95	$19.93	$17.36	$13.75	$17.91

Total Investment Return(a)	6.73%		16.66%	16.31%	28.07%	(21.97)%	(2.08)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,812.8		$1,750.1	$1,595.6	$1,456.1	$1,247.0	$1,801.4
Ratios to average net assets:
Expenses	.43	%(b)	.43%	.44%	.44%	.43%	.44%
Net investment income	1.56	%(b)	1.35%	1.48%	1.49%	1.39%	1.32%
Portfolio turnover rate	29	%(c)	56%	52%	72%	94%	175%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculated based upon weighted average shares outstanding during the year.

(e)	Less than $.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D10

Financial Highlights

(Unaudited)

	Value Portfolio Class II
	Six Months Ended June 30, 2006		Year Ended December 31,				May 14, 2001(d) through December 31, 2001
			2005	2004	2003(e)	2002(e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.98		$19.94	$17.37	$13.75	$17.91	$19.79

Income (Loss) From Investment Operations:
Net investment income	.14		.21	.20	.16	.16	.12
Net realized and unrealized gains (losses) on investments	1.37		3.01	2.55	3.62	(4.15)	(1.01)

Total from investment operations	1.51		3.22	2.75	3.78	(3.99)	(.89)

Less Dividends and Distributions:
Dividends from net investment income	—		(.18)	(.18)	(.16)	(.17)	(.14)
Distributions from net realized gains	(.85)		—	—	—	—	(.85)
Tax return of capital distributions	—		—	—	— (f)	—	—

Total dividends and distributions	(.85)		(.18)	(.18)	(.16)	(.17)	(.99)

Net Asset Value, end of period	$23.64		$22.98	$19.94	$17.37	$13.75	$17.91

Total Investment Return(a)	6.51%		16.21%	15.83%	27.63%	(22.35)%	(4.34)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.1		$3.1	$3.0	$2.9	$1.5	$1.1
Ratios to average net assets:
Expenses	.83	%(b)	.83%	.84%	.84%	.83%	.84	%(b)
Net investment income	1.15	%(b)	.95%	1.08%	1.10%	1.04%	.94	%(b)
Portfolio turnover rate	29	%(c)	56%	52%	72%	94%	175	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Commencement of offering of Class II shares.

(e)	Calculated based upon weighted average shares outstanding during the year.

(f)	Less than $.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D11

The Prudential Series Fund

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board, including all of the Independent Trustees, met on June 21-22, 2006 and approved the renewal of the existing agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the June 2006 meetings.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that three of the Trust’s subadvisers, Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that reduce the fee rate on assets above specified levels, with the exception of the Stock Index Portfolio. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Portfolio does not realize the effect of those rate reductions. The Board took note, however, that the Portfolio’s fee structure would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which their fee rates are reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), administrative service fees received by PI and its affiliates for Class II shares, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the historical performance of the Portfolios during the first quarter of 2006 and (depending on each Portfolio’s inception date) for one-year, three-year, five-year and ten-year periods ending December 31, 2005, as well as fees and expenses of the Portfolios during calendar year 2005, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with variable annuity or variable life insurance contracts.

Conservative Balanced Portfolio. The Board noted that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2005, performance that was in the third quartile over one-year, three-year and five-year periods, and performance that was in the fourth quartile over a ten-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that while the Portfolio’s performance was below the median in its Peer Universe, the Portfolio outperformed in comparison to its benchmark index over one-year, three-year and five-year time periods. The Board also received and considered information from SIRG noting that the Portfolio had achieved positive long-term results while assuming considerably less risk than the mutual funds included in the Peer Universe and the benchmark index. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.550% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Diversified Bond Portfolio. The Board noted that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the first quartile over one-year and three-year periods, and performance that was in the second quartile over five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board also noted that the Portfolio had outperformed its benchmark index over the same time periods. The Board concluded that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Equity Portfolio. The Board noted that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the first quartile over one-year, three-year and five-year periods, and performance that was in the third quartile over a ten-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods, and that the Portfolio’s performance was above the median performance of the other mutual funds included in the Peer Universe over the same time periods. The Board also reviewed the performance of each “sleeve” of the Portfolio managed by Jennison Associates LLC and Salomon Brothers Asset Management, Inc. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.450% was the lowest fee charged among all of the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Flexible Managed Portfolio. The Board noted that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, performance that was in the third quartile over a one-year period, performance that was in the first quartile over a three-year period, performance that was in the third quartile over a five-year period and performance that was in the fourth quartile over a ten-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Global Portfolio. The Board noted that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the second quartile over one-year and three-year periods, and performance that was in the third quartile over five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that PI had taken steps to improve the Portfolio’s performance by replacing the Portfolio’s former subadviser with four new subadvisers (Marsico Capital Management LLC, T. Rowe Price Associates, Inc., LSV Asset Management, and William Blair and Company LLC), who had assumed subadvisory responsibilities in December 2005. In light of this, the Board concluded that it was reasonable to allow the new subadvisers to create a performance record against which they should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.750% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Government Income Portfolio. The Board noted that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, performance that was in the second quartile over a one-year period, performance that was in the third quartile over a three-year period, performance that was in the first quartile over a five-year period and performance that was in the second quartile over a ten-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio had outperformed its benchmark index over the same one-year, three-year and five-year time periods. The Board concluded that in light of the Portfolio’s long-term performance, the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

High Yield Bond Portfolio. The Board noted that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the second quartile over one-year, three-year and five-year periods, and performance that was in the third quartile over a ten-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board concluded that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.550% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Jennison Portfolio. The Board noted that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2006, performance that was in the first quartile over one-year and three-year periods, and performance that was in the second quartile over five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Money Market Portfolio. The Board noted that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year, five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio had outperformed its benchmark index over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Natural Resources Portfolio. The Board noted that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year, five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.450% ranked in the first quartile in its Peer Group and was the lowest fee among all of the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Small Capitalization Stock Portfolio. The Board noted that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, and performance that was in the second quartile over one-year, three-year, five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year and three-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

Stock Index Portfolio. The Board noted that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, performance that was in the third quartile over a one-year period, performance that was in the second quartile over a three-year period, and performance that was in the first quartile over five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board also noted that the Portfolio’s performance during these time periods was consistent with or better than the performance of the Standard & Poor’s 500 Composite Stock Price Index. In light of the Portfolio’s long-term performance record, the Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.350% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75% and to remove the voluntary management fee waiver of 0.05% on assets over $4 billion. In light of the Portfolio’s long-term performance, the Board concluded that the management and subadvisory fees are reasonable.

Value Portfolio. The Board noted that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year, five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods, and that the Portfolio’s performance was above the median performance of the other mutual funds included in the Peer Universe over these same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

This report contains financial information about certain investment choices that may be available on the variable life insurance and variable annuity contracts listed below. You may receive additional reports and should refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

VARIABLE LIFE INSURANCE

■	Prudential’s Variable Appreciable Life®
■	Pruco Life’s Variable Appreciable Life®
■	Pruco Life of New Jersey’s Variable Appreciable Life®
■	Prudential’s Custom VALSM
■	Pruco Life’s Discovery® Life Plus
■	Pruco Life of New Jersey’s Discovery® Life Plus
■	Pruco Life’s Variable Life Insurance
■	Pruco Life of New Jersey’s Variable Life Insurance
■	Pruco Life’s PRUviderSM
■	Pruco Life of New Jersey’s PRUviderSM
■	Prudential’s Survivorship Preferred®
■	Prudential’s Variable Universal Life
■	Pruco Life’s Variable Universal Life®
■	Pruco Life’s Survivorship Variable Universal Life
■	Pruco Life of New Jersey’s Survivorship Variable Universal Life
■	Pruco Life’s Pruselect ISM
■	Pruco Life’s Pruselect IISM
■	Pruco Life’s PruLife® Custom Premier
■	Pruco Life of New Jersey’s PruLife® Custom Premier
■	Pruco Life’s PruSelectSM III
■	Pruco Life of New Jersey’s PruSelectSM III
■	Pruco Life’s Magnastar
■	Pruco Life’s MPremierSM VUL

VARIABLE ANNUITIES

■	Prudential’s Discovery® Plus
■	Pruco Life’s Discovery® Plus
■	Pruco Life of New Jersey’s Discovery® Plus
■	Pruco Life’s Discovery Preferred®
■	Prudential’s Variable Investment Plan®
■	Prudential’s Qualified Variable Investment Plan®
■	Pruco Life’s Discovery Select®
■	Pruco Life of New Jersey’s Discovery Select®
■	Pruco Life’s Discovery Choice®
■	Pruco Life of New Jersey’s Discovery Choice®
■	Pruco Life’s Strategic PartnersSM Annuity One
■	Pruco Life of New Jersey’s Strategic PartnersSM Annuity One
■	Pruco Life’s Strategic PartnersSM Select
■	Pruco Life of New Jersey’s Strategic PartnersSM Select
■	Pruco Life’s Strategic PartnersSM Advisor
■	Pruco Life of New Jersey’s Strategic PartnersSM Advisor
■	Pruco Life’s Strategic PartnersSM FlexElite
■	Pruco Life of New Jersey’s Strategic PartnersSM FlexElite
■	Pruco Life’s Strategic PartnersSM Plus
■	Pruco Life of New Jersey’s Strategic PartnersSM Plus

Variable life insurance is distributed by Pruco Securities LLC, member SIPC, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed through Prudential Investment Management Services LLC (PIMS), member SIPC, Gateway Center Three, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations. Contract guarantees are based on the claims-paying ability of the issuing company.

The 2005 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Prudential Financial and the Rock logo are service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

IFS-A105620    PSF-SAR-A    Ed. 08/2006

SEMIANNUAL REPORT

JUNE 30, 2006

The Prudential Series Fund

■	SP Aggressive Growth Asset Allocation Portfolio

■	SP AIM Core Equity Portfolio

■	SP Balanced Asset Allocation Portfolio

■	SP Conservative Asset Allocation Portfolio

■	SP Davis Value Portfolio

■	SP Growth Asset Allocation Portfolio

■	SP Large Cap Value Portfolio

■	SP LSV International Value Portfolio

■	SP Mid Cap Growth Portfolio

■	SP PIMCO High Yield Portfolio

■	SP PIMCO Total Return Portfolio

■	SP Prudential U.S. Emerging Growth Portfolio

■	SP Small Cap Growth Portfolio

■	SP Small Cap Value Portfolio

■	SP Strategic Partners Focused Growth Portfolio

■	SP T. Rowe Price Large Cap Growth Portfolio

■	SP William Blair International Growth Portfolio

Please note that inside are Prospectus Supplements dated August 25, and August 14, 2006. These documents are separate from and not a part of the semiannual report.

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

213 Washington Street, Newark, NJ 07102-2992

Pruco Life Insurance Company is not licensed to do business in New York.

IFS-A105621

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you. A list of the variable contracts that this report supports is located on the inside back cover.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your policy’s insurance protection.

DISCOVER THE BENEFITS OF E-Delivery

■	Eliminate receiving printed reports.

■	View documents on-line as they become available.

■	Download and store e-reports on your PC.

■	Help the environment by using less paper.

To receive your semiannual/annual reports on-line, go to www.prudential.com/edelivery and enroll. Instead of receiving printed reports, you will receive notification via e-mail when new materials are available for your review. You can cancel your enrollment or change your e-mail address at any time by visiting the internet address listed above.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-ends on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

The Prudential Series Fund

June 30, 2006

■	LETTER TO CONTRACT OWNERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

A1 Financial Statements

B1 Schedule of Investments

C1 Notes to Financial Statements

D1 Financial Highlights

■	APPROVALS OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund

Letter to Contract Owners

June 30, 2006

■	DEAR CONTRACT OWNER

Because your success is important to us, we hope this semiannual report for the Prudential Series Fund serves as both an informative and useful resource.

With the first half of the year complete, we continue to emphasize that a diversified portfolio is a prudent way to make the best of developing investment opportunities. A portfolio utilizing a diversified asset allocation strategy helps manage risk because it is not exposed to a particular asset class. In addition, it provides an opportunity to better position your investments as asset classes rotate in and out of favor. With the current volatility of today’s stock market, this concept is more important than ever.

When creating your diversified investment strategy, speak with your investment professional to develop a plan that takes into account your reasons for investing, as well as your personal investment horizons and tolerance for risk. By carefully choosing a wide variety of assets and reviewing them periodically over time, you can enhance your focus on meeting your long-term objectives.

As always, we at Prudential are committed to meeting your current and future needs by providing financial solutions that are designed to help you grow and protect your wealth. We thank you for your confidence in our products.

Sincerely,

David R. Odenath, Jr.

President,

The Prudential Series Fund	July 31, 2006

PRESIDENT

DAVID R. ODENATH, JR.

Presentation of Portfolio Holdings for the Prudential Series Fund as of June 30, 2006 (Unaudited)

SP Aggressive Growth Asset Allocation Portfolio		SP AIM Core Equity Portfolio		SP Balanced Asset Allocation Portfolio
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
PSF-SP Large Cap Value Portfolio	31.8%	Berkshire Hathaway, Inc. (Class A Stock)	2.4%	PSF-SP PIMCO Total Return Portfolio	27.4%
PSF-Jennison Portfolio (Class I)	16.1%	Exxon Mobil Corp.	2.4%	PSF-SP Large Cap Value Portfolio	20.8%
AST-Marsico Capital Growth Portfolio	16.0%	Tyco International Ltd.	2.3%	PSF-Jennison Portfolio (Class I)	10.6%
PSF-SP William Blair International Growth		Cadbury Schweppes PLC	2.2%	AST-Marsico Capital Growth Portfolio	10.4%
Portfolio (Class I)	12.9%	Estee Lauder Cos., Inc.	2.1%	PSF-SP William Blair International Growth
PSF-SP LSV International Value Portfolio	12.1%			Portfolio (Class I)	8.6%

SP Conservative Asset Allocation Portfolio		SP Davis Value Portfolio		SP Small Cap Value Portfolio
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
PSF-SP PIMCO Total Return Portfolio	43.0%	American Express Co.	4.6%	iShares Russell 2000 Value Index Fund	2.6%
PSF-SP Large Cap Value Portfolio	14.0%	Costco Wholesale Corp.	4.5%	Central Pacific Financial Corp.	0.9%
PSF-Jennison Portfolio (Class I)	7.1%	Altria Group, Inc.	4.4%	AirTran Holdings, Inc.	0.9%
AST-Marsico Capital Growth Portfolio	6.9%	Tyco International Ltd.	4.2%	LaSalle Hotel Properties	0.8%
PSF-SP William Blair International Growth		ConocoPhillips	4.2%	National-Oilwell Varco, Inc.	0.8%
Portfolio (Class I)	5.7%

SP Growth Asset Allocation Portfolio		SP Large Cap Value Portfolio		SP LSV International Value Portfolio
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
PSF-SP Large Cap Value Portfolio	27.6%	Altria Group, Inc.	3.8%	Royal Dutch Shell PLC	2.2%
PSF-Jennison Portfolio (Class I)	14.0%	Bank of America Corp.	3.4%	BNP Paribas SA	1.9%
AST-Marsico Capital Growth Portfolio	13.7%	ConocoPhillips	3.2%	Credit Suisse Group	1.7%
PSF-SP PIMCO Total Return Portfolio	11.5%	Exxon Mobil Corp.	2.8%	Lloyds TSB Group PLC	1.6%
PSF-SP William Blair International Growth		Citigroup, Inc.	2.6%	BT Group PLC	1.6%
Portfolio (Class I)	11.4%

SP Mid-Cap Growth Portfolio		SP PIMCO High Yield Portfolio		SP PIMCO Total Return Portfolio
Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)		Five Largest Issues (% of Net Assets)
Apple Computer, Inc.	3.1%	Qwest Communications International, Inc.,		Government National Mortgage Assoc.,
JLG Industries, Inc.	2.6%	7.50%, 02/15/14	2.3%	6.00%, 07/20/36	9.3%
Jefferies Group, Inc.	2.5%	El Paso Production Holding Co., 7.75%,		Federal National Mortgage Assoc., 5.50%,
MEMC Electronic Materials, Inc.	2.4%	06/01/13	2.0%	11/01/34	4.7%
Harris Corp.	2.4%	Ford Motor Credit Co., 7.375%, 02/01/11	1.7%	Federal National Mortgage Assoc., 5.50%,
		Wynn Las Vegas LLC, 6.625%, 12/01/14	1.4%	09/01/34	3.6%
		Georgia-Pacific Corp., 7.375%, 12/01/25	1.2%	U.S. Treasury Notes, 4.75%, 03/31/11	2.8%
				Federal National Mortgage Assoc., 5.50%,
				02/01/35	2.6%

SP Prudential U.S. Emerging Growth Portfolio		SP Small Cap Growth Portfolio		SP Strategic Partners Focused Growth Portfolio
Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
NII Holdings, Inc.	3.3%	TETRA Technologies, Inc.	2.6%	Google, Inc.	6.4%
Quest Diagnostics, Inc.	2.5%	Bucyrus International, Inc.	2.4%	Apple Computer, Inc.	5.2%
Medco Health Solutions, Inc.	2.2%	Aleris International, Inc.	2.2%	Corning, Inc.	4.8%
ChoicePoint, Inc.	2.2%	Waste Connections, Inc.	1.8%	Qualcomm, Inc.	3.9%
Eaton Vance Corp.	2.2%	Unit Corp.	1.5%	Broadcom Corp.,	3.7%

SP T. Rowe Price Large Cap Growth Portfolio		SP William Blair International Growth Portfolio
Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)
General Electric Co.	5.1%	Roche Holding AG, ADR	3.7%
American Tower Corp.,	3.1%	BG Group PLC	3.1%
Microsoft Corp.	2.9%	L'Oreal SA	3.1%
Yahoo!, Inc.	2.9%	Mitsubishi Tokyo Financial Group, Inc.	3.0%
State Street Corp.	2.6%	UBS AG	2.7%

For a complete listing of holdings, refer to the Schedule of Investments section of this report.

Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Fees and Expenses (Unaudited)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, [distribution and service (12b-1) fees,] and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period

SP Aggressive Growth Asset Allocation (Class I)	Actual	$1,000.00	$1,025.30	0.05%	$0.25
	Hypothetical	$1,000.00	$1,024.55	0.05%	$0.25

SP AIM Core Equity (Class I)	Actual	$1,000.00	$1,038.60	1.03%	$5.21
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

SP Balanced Asset Allocation (Class I)	Actual	$1,000.00	$1,015.20	0.05%	$0.25
	Hypothetical	$1,000.00	$1,024.55	0.05%	$0.25

SP Conservative Asset Allocation (Class I)	Actual	$1,000.00	$1,012.10	0.05%	$0.25
	Hypothetical	$1,000.00	$1,024.55	0.05%	$0.25

SP Davis Value (Class I)	Actual	$1,000.00	$1,032.20	0.81%	$4.08
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

SP Growth Asset Allocation (Class I)	Actual	$1,000.00	$1,020.70	0.05%	$0.25
	Hypothetical	$1,000.00	$1,024.55	0.05%	$0.25

SP Large Cap Value (Class I)	Actual	$1,000.00	$1,040.00	0.82%	$4.15
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

SP LSV International Equity (Class I)	Actual	$1,000.00	$1,122.20	1.00%	$5.26
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period

SP Mid Cap Growth (Class I)	Actual	$1,000.00	$977.80	0.91%	$4.46
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

SP PIMCO High Yield (Class I)	Actual	$1,000.00	$1,018.80	0.67%	$3.35
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

SP PIMCO Total Return (Class I)	Actual	$1,000.00	$991.70	0.62%	$3.06
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

SP Prudential US Emerging Growth (Class I)	Actual	$1,000.00	$1,024.50	0.71%	$3.56
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56

SP Prudential US Emerging Growth (Class II)	Actual	$1,000.00	$1,022.30	1.11%	$5.57
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

SP Small Cap Growth (Class I)	Actual	$1,000.00	$1,060.40	1.08%	$5.52
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

SP Small Cap Value (Class I)	Actual	$1,000.00	$1,057.60	0.95%	$4.85
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

SP Strategic Partners Focused Growth (Class I)	Actual	$1,000.00	$921.80	1.07%	$5.10
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

SP Strategic Partners Focused Growth (Class II)	Actual	$1,000.00	$918.80	1.47%	$6.99
	Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35

SP T. Rowe Price Large-Cap Growth (Class I)	Actual	$1,000.00	$963.10	1.07%	$5.21
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

SP William Blair International Growth (Class I)	Actual	$1,000.00	$1,051.50	0.94%	$4.78
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

SP William Blair International Growth (Class II)	Actual	$1,000.00	$1,047.90	1.34%	$6.80
	Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2006 (to reflect the six-month period).

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Affiliated investments, at value (cost $168,958,980)	$188,572,432
Cash	7,109
Receivable for investments sold	200,000
Receivable for Series shares sold	31,401
Dividends receivable	3,375
Prepaid expenses	903

Total Assets	188,815,220

LIABILITIES
Payable for investments purchased	200,000
Payable for Series shares repurchased	120,424
Management fee payable	7,602

Total Liabilities	328,026

NET ASSETS	$188,487,194

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$201,867
Paid-in capital in excess of par	159,448,087

159,649,954
Undistributed net investment income	1,777,241
Accumulated net realized gain on investments	7,446,547
Net unrealized appreciation on investments	19,613,452

Net assets, June 30, 2006	$188,487,194

Net asset value and redemption price per share, $188,487,194 / 20,186,724 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$9.34

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Affiliated dividend income	$1,825,945

EXPENSES
Management fee	47,893

NET INVESTMENT INCOME	1,778,052

NET REALIZED AND UNREALIZED GAIN ON AFFILIATED INVESTMENTS
Net realized gain on investments	1,317,148
Net capital gain distributions received	6,434,530

7,751,678

Net change in unrealized appreciation (depreciation) on investments	(4,799,406)

NET GAIN ON INVESTMENTS	2,952,272

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,730,324

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,778,052	$3,598,888
Net realized gain on investments	7,751,678	4,624,615
Net change in unrealized appreciation (depreciation) on investments	(4,799,406)	8,995,478

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,730,324	17,218,981

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(3,598,848)	(255,254)
Distributions from net realized capital gains	(4,515,121)	(5,750,072)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(8,113,969)	(6,005,326)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,331,677 and 6,021,182 shares, respectively]	12,882,213	53,233,551
Series shares issued in reinvestment of dividends [843,448 and 720,063 shares, respectively]	8,113,969	6,005,326
Series shares repurchased [1,801,012 and 2,179,013 shares, respectively]	(17,338,394)	(19,146,944)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	3,657,788	40,091,933

TOTAL INCREASE IN NET ASSETS	274,143	51,305,588
NET ASSETS:
Beginning of period	188,213,051	136,907,463

End of period (a)	$188,487,194	$188,213,051

(a) Includes undistributed net investment income of:	$1,777,241	$3,598,037

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP AIM CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value:
Unaffiliated investments (cost $27,997,995)	$29,826,822
Affiliated investments (cost $4,998,705)	4,998,705
Dividends and interest receivable	127,059
Due from Management	47,122
Receivable for Series shares sold	37,991
Tax reclaim receivable	1,751
Prepaid expenses	626

Total Assets	35,040,076

LIABILITIES
Payable to custodian	107,009
Payable for investments purchased	87,954
Foreign currency, at value (cost $65,041)	65,463
Accrued expenses and other liabilities	40,316
Payable for Series shares repurchased	8,423
Deferred trustees’ fees	2,074
Transfer agent fee payable	1,000

Total Liabilities	312,239

NET ASSETS	$34,727,837

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$46,867
Paid-in capital in excess of par	32,251,771

32,298,638
Undistributed net investment income	210,303
Accumulated net realized gain on investments	388,389
Net unrealized appreciation on investments and foreign currencies	1,830,507

Net assets, June 30, 2006	$34,727,837

Net asset value and redemption price per share, $34,727,837 / 4,686,742 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$7.41

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $10,623)	$315,341
Affiliated dividend income	83,879

399,220

EXPENSES
Management fee	148,132
Shareholders’ reports	40,000
Custodian’s fees and expenses	25,000
Audit fee	12,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expenses of $1,600) (Note 4)	3,000
Insurance expense	400
Commitment fee on syndicated credit agreement	100
Miscellaneous	13,441

Total expenses	255,073
Less: expense reimbursements	(76,105)

Net expenses	178,968

NET INVESTMENT INCOME	220,252

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	544,214
Options written	(10,131)
Foreign currency transactions	(1,461)

532,622

Net change in unrealized appreciation (depreciation) on:
Investments	528,920
Options written	30,696
Foreign currencies	1,695

561,311

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	1,093,933

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,314,185

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$220,252	$326,716
Net realized gain on investments and foreign currency transactions	532,622	2,261,732
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	561,311	(1,038,048)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,314,185	1,550,400

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(327,732)	(337,615)
Distributions from net realized gains	(1,939,330)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,267,062)	(337,615)

SERIES SHARE TRANSACTIONS:
Series shares sold [298,480 and 848,731 shares, respectively]	2,270,807	6,198,927
Series shares issued in reinvestment of dividends [300,671 and 47,087 shares, respectively]	2,267,062	337,615
Series shares repurchased [404,353 and 730,652 shares, respectively]	(3,085,705)	(5,361,373)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	1,452,164	1,175,169

TOTAL INCREASE IN NET ASSETS	499,287	2,387,954
NET ASSETS:
Beginning of period	34,228,550	31,840,596

End of period (a)	$34,727,837	$34,228,550

(a) Includes undistributed net investment income of	$210,303	$317,783

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP BALANCED ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Affiliated investments, at value (cost $1,280,413,756)	$1,354,019,817
Cash	6,738
Receivable for investments sold	2,900,000
Receivable for Series shares sold	125,901
Dividends receivable	64,665
Prepaid expenses	5,850

Total Assets	1,357,122,971

LIABILITIES
Payable for investments purchased	1,500,000
Payable for Series shares repurchased	405,698
Management fee payable	55,149

Total Liabilities	1,960,847

NET ASSETS	$1,355,162,124

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$1,274,467
Paid-in capital in excess of par	1,230,669,287

1,231,943,754
Undistributed net investment income	20,224,927
Accumulated net realized gain on investments	29,387,382
Net unrealized appreciation on investments	73,606,061

Net assets, June 30, 2006	$1,355,162,124

Net asset value and redemption price per share, $1,355,162,124 / 127,446,661 outstanding shares of beneficial interest (authorized 225,000,000 shares)	$10.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Affiliated dividend income	$20,570,963

EXPENSES
Management fee	345,066

NET INVESTMENT INCOME	20,225,897

NET REALIZED AND UNREALIZED GAIN ON AFFILIATED INVESTMENTS
Net realized gain on investments	12,199,765
Net capital gain distributions received	18,653,099

30,852,864

Net change in unrealized appreciation (depreciation) on investments	(29,394,762)

NET GAIN ON INVESTMENTS	1,458,102

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,683,999

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,225,897	$35,724,076
Net realized gain on investments	30,852,864	23,316,866
Net change in unrealized appreciation (depreciation) on investments	(29,394,762)	28,223,666

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	21,683,999	87,264,608

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(35,725,046)	(8,722,666)
Distributions from net realized capital gains	(22,545,482)	(30,988,808)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(58,270,528)	(39,711,474)

SERIES SHARE TRANSACTIONS:
Series shares sold [5,799,224 and 53,729,204 shares, respectively]	63,802,469	561,157,881
Series shares issued in reinvestment of dividends and distributions [5,365,610 and 3,999,141 shares, respectively]	58,270,528	39,711,474
Series shares repurchased [9,340,782 and 10,868,002, shares respectively]	(102,093,132)	(113,645,767)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	19,979,865	487,223,588

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,606,664)	534,776,722
NET ASSETS:
Beginning of period	1,371,768,788	836,992,066

End of period (a)	$1,355,162,124	$1,371,768,788

(a) Includes undistributed net investment income of:	$20,224,927	$35,724,076

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Affiliated Investments, at value (cost $606,151,218)	$622,858,440
Cash	6,815
Receivable for investments sold	620,000
Receivable for Series shares sold	85,023
Dividends receivable	48,393

Total Assets	623,618,671

LIABILITIES
Payable for Series shares repurchased	477,655
Management fee payable	22,344

Total Liabilities	499,999

NET ASSETS	$623,118,672

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$574,002
Paid-in capital in excess of par	585,459,122

586,033,124
Undistributed net investment income	11,133,485
Accumulated net realized gain on investments	9,244,841
Net unrealized appreciation on investments	16,707,222

Net assets, June 30, 2006	$623,118,672

Net asset value per share and redemption price per share, $623,118,672 ÷ 57,400,244 outstanding shares of beneficial interest (authorized 140,000,000 shares)	$10.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Affiliated dividend income	$11,293,159

EXPENSES
Management fee	158,705

NET INVESTMENT INCOME	11,134,454

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized gain on investments	596,053
Net capital gain distributions received	9,335,160

9,931,213

Net change in unrealized appreciation (depreciation) on investments	(13,644,323)

NET LOSS ON INVESTMENTS	(3,713,110)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,421,344

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$11,134,454	$22,043,773
Net realized gain on investments	9,931,213	10,154,313
Net change in unrealized appreciation (depreciation) on investments	(13,644,323)	1,938,451

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,421,344	34,136,537

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(22,043,713)	(6,843,974)
Distributions from net realized capital gains	(9,606,189)	(16,727,447)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(31,649,902)	(23,571,421)

SERIES SHARE TRANSACTIONS:
Series shares sold (2,418,249 and 21,064,032 shares, respectively)	27,088,484	229,842,764
Series shares issued in reinvestment of dividends and distributions (2,869,438 and 2,251,330 shares, respectively)	31,649,902	23,571,421
Series shares repurchased (4,775,999 and 7,482,435 shares, respectively)	(53,368,777)	(81,869,348)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	5,369,609	171,544,837

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,858,949)	182,109,953
NET ASSETS:
Beginning of period	641,977,621	459,867,668

End of period (a)	$623,118,672	$641,977,621

(a) Includes undistributed net investment income of:	$11,133,485	$22,042,744

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP DAVIS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value, including securities on loan of $20,385,184:
Unaffiliated investments (cost $230,087,079)	$302,760,469
Affiliated investments (cost $22,999,608)	22,999,608
Receivable for investments sold	952,227
Dividends and interest receivable	442,564
Receivable for Series shares sold	66,133
Tax reclaim receivable	13,014
Prepaid expenses	5,533

Total Assets	327,239,548

LIABILITIES
Collateral for securities on loan	20,995,553
Payable for investments purchased	269,573
Payable for Series shares repurchased	127,094
Management fee payable	109,214
Foreign currency, at value (cost $57,923)	61,308
Accrued expenses and other liabilities	39,502
Payable to custodian	16,320
Deferred trustees’ fees	2,634
Transfer agent fee payable	1,689

Total Liabilities	21,622,887

NET ASSETS	$305,616,661

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$284,105
Paid-in capital in excess of par	227,522,129

227,806,234
Undistributed net investment income	1,384,451
Accumulated net realized gain on investments	3,757,182
Net unrealized appreciation on investments and foreign currencies	72,668,794

Net assets, June 30, 2006	$305,616,661

Net asset value and redemption price per share, $305,616,661 / 28,410,472 outstanding shares of beneficial interest (authorized 225,000,000 shares)	$10.76

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $37,254)	$2,536,504
Affiliated dividend income	90,729
Affiliated income from securities lending, net	24,419

2,651,652

EXPENSES
Management fee	1,163,704
Custodian’s fees and expenses	44,000
Shareholders’ reports	17,000
Audit fee	7,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Insurance expense	4,000
Transfer agent’s fees and expenses (including affiliated expenses of $2,000) (Note 4)	2,000
Loan interest expense (Note 8)	1,860
Commitment fee on syndicated credit agreement	700
Miscellaneous	5,558

Total expenses	1,257,822

NET INVESTMENT INCOME	1,393,830

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	3,984,399
Foreign currency transactions	4,738

3,989,137

Net change in unrealized appreciation (depreciation) on:
Investments	4,468,474
Foreign currencies	(4,776)

4,463,698

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	8,452,835

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,846,665

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,393,830	$2,559,984
Net realized gain on investments and foreign currency transactions	3,989,137	5,920,125
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,463,698	18,783,975

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,846,665	27,264,084

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(2,556,525)	(2,694,772)
Distributions from net realized gains	(5,154,946)	(29,342,603)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(7,711,471)	(32,037,375)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,623,657 and 3,740,896 shares, respectively]	17,491,863	38,659,851
Series shares issued in reinvestment of dividends [714,025 and 3,337,227 shares, respectively]	7,711,471	32,037,375
Series shares repurchased [3,123,695 and 3,887,912 shares, respectively]	(33,466,078)	(39,651,019)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(8,262,744)	31,046,207

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,127,550)	26,272,916
NET ASSETS:
Beginning of period	311,744,211	285,471,295

End of period (a)	$305,616,661	$311,744,211

(a) Includes undistributed net investment income of	$1,384,451	$2,547,146

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP GROWTH ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Affiliated investments, at value (cost $1,122,342,742)	$1,215,731,916
Cash	6,615
Receivable for investments sold	2,100,000
Receivable for Series shares sold	81,150
Dividends receivable	25,271
Prepaid expenses	4,672

Total Assets	1,217,949,624

LIABILITIES
Payable for investments purchased	1,500,000
Payable for Series shares repurchased	434,021
Management fee payable	49,349

Total Liabilities	1,983,370

NET ASSETS	$1,215,966,254

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$1,203,681
Paid-in capital in excess of par	1,072,230,153

1,073,433,834
Undistributed net investment income	14,397,247
Accumulated net realized gain on investments	34,745,999
Net unrealized appreciation on investments	93,389,174

Net assets, June 30, 2006	$1,215,966,254

Net asset value and redemption price per share, $1,215,966,254 / 120,368,092 outstanding shares of beneficial interest (authorized 150,000,000 shares)	$10.10

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Affiliated dividend income	$14,707,301

EXPENSES
Management fee	310,054

NET INVESTMENT INCOME	14,397,247

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized gain on investments	804,948
Net capital gain distributions received	35,352,134

36,157,082

Net change in unrealized appreciation (depreciation) on investments	(24,645,315)

NET GAIN ON INVESTMENTS	11,511,767

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,909,014

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$14,397,247	$23,268,793
Net realized gain on investments	36,157,082	19,853,371
Net change in unrealized appreciation (depreciation) on investments	(24,645,315)	47,018,734

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	25,909,014	90,140,898

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(23,268,793)	(4,573,235)
Distributions from net realized capital gains	(18,477,977)	(26,358,243)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(41,746,770)	(30,931,478)

SERIES SHARE TRANSACTIONS:
Series shares sold [7,320,023 and 57,444,052 shares, respectively]	76,358,037	555,197,559
Series shares issued in reinvestment of dividends [4,029,611 and 3,391,609 shares, respectively]	41,746,770	30,931,478
Series shares repurchased [9,511,544 and 9,905,250 shares, respectively]	(98,304,061)	(96,007,437)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	19,800,746	490,121,600

TOTAL INCREASE IN NET ASSETS	3,962,990	549,331,020
NET ASSETS:
Beginning of period	1,212,003,264	662,672,244

End of period (a)	$1,215,966,254	$1,212,003,264

(a) Includes undistributed net investment income of:	$14,397,247	$23,268,793

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value, including securities on loan of $76,938,590:
Unaffiliated investments (cost $787,107,505)	$846,279,973
Affiliated investments (cost $116,520,958)	116,520,958
Receivable for investments sold	52,500,825
Cash	4,947,898
Dividends and interest receivable	1,509,649
Receivable for Series shares sold	13,888
Prepaid expenses	5,769

Total Assets	1,021,778,960

LIABILITIES
Collateral for securities on loan	79,334,062
Payable for investments purchased	53,912,631
Management fee payable	536,580
Payable for Series shares repurchased	113,365
Due to broker-variation margin	49,600
Accrued expenses and other liabilities	46,070
Deferred trustees’ fees	2,107
Transfer agent fee payable	650

Total Liabilities	133,995,065

NET ASSETS	$887,783,895

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$762,869
Paid-in capital in excess of par	791,853,289

792,616,158
Undistributed net investment income	6,960,417
Accumulated net realized gain on investments	29,090,652
Net unrealized appreciation on investments	59,116,668

Net assets, June 30, 2006	$887,783,895

Net asset value and redemption price per share, $887,783,895 / 76,286,878 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$11.64

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $4,252)	$9,848,045
Affiliated dividend income	563,031
Affiliated income from securities lending, net	43,224

10,454,300

EXPENSES
Management fee	3,401,058
Custodian’s fees and expenses	50,000
Trustees’ fees	10,000
Shareholders’ reports	7,000
Audit fee	7,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expenses of $2,000) (Note 4)	2,000
Insurance expense	1,500
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 8)	569
Miscellaneous	7,604

Total expenses	3,491,731

NET INVESTMENT INCOME	6,962,569

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	32,995,607
Futures transactions	(765,362)

32,230,245

Net change in unrealized appreciation (depreciation) on:
Investments	(4,989,304)
Futures	(55,800)

(5,045,104)

NET GAIN ON INVESTMENTS	27,185,141

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,147,710

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,962,569	$10,904,898
Net realized gain on investments and foreign currency transactions	32,230,245	39,671,466
Net change in unrealized appreciation (depreciation) on investments	(5,045,104)	(2,235,206)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	34,147,710	48,341,158

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(10,904,769)	(5,481,955)
Distributions from net realized gains	(40,739,943)	(16,382,778)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(51,644,712)	(21,864,733)

SERIES SHARE TRANSACTIONS:
Series shares sold [5,683,734 and 24,086,262 shares, respectively]	65,657,229	276,899,408
Series shares issued in reinvestment of dividends [4,380,383 and 1,996,779 shares, respectively]	51,644,712	21,864,733
Series shares repurchased [3,784,852 and 8,095,951 shares, respectively]	(45,112,602)	(93,554,925)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	72,189,339	205,209,216

TOTAL INCREASE IN NET ASSETS	54,692,337	231,685,641
NET ASSETS:
Beginning of period	833,091,558	601,405,917

End of period (a)	$887,783,895	$833,091,558

(a) Includes undistributed net investment income of	$6,960,417	$10,902,617

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP LSV INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value:
Unaffiliated investments (cost $339,878,016)	$403,661,228
Affiliated investments (cost $11,608,411)	11,608,411
Foreign currency, at value (cost $6,321,104)	6,323,947
Dividends and interest receivable	5,959,516
Receivable for Series shares sold	3,229,127
Tax reclaim receivable	349,660
Receivable for investments sold	179,876
Unrealized appreciation on foreign currency forward contracts	64,343
Prepaid expenses	2,813

Total Assets	431,378,921

LIABILITIES
Payable for investments purchased	11,758,137
Management fee payable	288,733
Accrued expenses and other liabilities	116,322
Payable for Series shares repurchased	88,742
Transfer agent fees payable	43,755
Payable to custodian	5,468
Transfer agent fee payable	720

Total Liabilities	12,301,877

NET ASSETS	$419,077,044

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$422,813
Paid-in capital in excess of par	319,301,957

319,724,770
Undistributed net investment income	5,763,815
Accumulated net realized gain on investments	29,847,048
Net unrealized appreciation on investments and foreign currencies	63,741,411

Net assets, June 30, 2006	$419,077,044

Net asset value and redemption price per share, $419,077,044 / 42,281,324 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$9.91

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $786,225)	$8,482,376
Unaffiliated interest	62,866
Affiliated dividend income	55,024

8,600,266

EXPENSES
Management fee	1,863,853
Custodian’s fees and expenses	148,000
Shareholders’ reports	22,000
Audit fee	10,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Loan interest expense (Note 8)	3,014
Transfer agent’s fees and expenses (including affiliated expenses of $2,000) (Note 4)	2,000
Insurance expense	1,000
Commitment fee on syndicated credit agreement	700
Miscellaneous	18,539

Total expenses	2,080,106

NET INVESTMENT INCOME	6,520,160

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	29,562,738
Foreign currency transactions	306,635

29,869,373

Net change in unrealized appreciation (depreciation) on:
Investments	12,928,176
Foreign currencies	(58,506)

12,869,670

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	42,739,043

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,259,203

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,520,160	$6,234,398
Net realized gain on investments and foreign currency transactions	29,869,373	4,922,384
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,869,670	32,126,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	49,259,203	43,283,634

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(6,509,369)	(1,104,157)
Distributions from net realized gains	(5,309,065)	(23,089,120)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(11,818,434)	(24,193,277)

SERIES SHARE TRANSACTIONS:
Series shares sold [3,959,502 and 15,708,031 shares, respectively]	38,546,447	131,395,774
Series shares issued in reinvestment of dividends [1,199,841 and 2,997,928 shares, respectively]	11,818,434	24,193,277
Series shares repurchased [5,773,565 and 3,031,415 shares, respectively]	(58,050,030)	(26,061,363)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(7,685,149)	129,527,688

TOTAL INCREASE IN NET ASSETS	29,755,620	148,618,045
NET ASSETS:
Beginning of period	389,321,424	240,703,379

End of period (a)	$419,077,044	$389,321,424

(a) Includes undistributed net investment income of	$5,763,815	$5,753,024

SEE NOTES TO FINANCIAL STATEMENTS.

A8

SP MID-CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value, including securities on loan of $33,621,881:
Unaffiliated investments (cost $130,145,584)	$141,373,977
Affiliated investments (cost $35,898,014)	35,898,014
Cash	199,626
Foreign currency, at value (cost $2)	2
Receivable for investments sold	483,179
Receivable for Series shares sold	51,666
Dividends and interest receivable	30,840
Prepaid expenses	2,642

Total Assets	178,039,946

LIABILITIES
Collateral for securities on loan	34,708,452
Payable for investments purchased	179,235
Accrued expenses and other liabilities	155,774
Payable for Series shares repurchased	96,789
Management fee payable	70,921
Deferred trustees’ fees	4,169
Transfer agent fee payable	1,810

Total Liabilities	35,217,150

NET ASSETS	$142,822,796

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$202,551
Paid-in capital in excess of par	119,067,279

119,269,830
Undistributed net investment income	548,165
Accumulated net realized gain on investments	11,776,408
Net unrealized appreciation on investments	11,228,393

Net assets, June 30, 2006	$142,822,796

Net asset value and redemption price per share, $142,822,796 / 20,255,103 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$7.05

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $792)	$1,153,069
Unaffiliated interest	41,086
Affiliated dividend income	31,925
Affiliated income from securities lending, net	24,391

1,250,471

EXPENSES
Management fee	614,846
Custodian’s fees and expenses	26,000
Shareholders’ reports	22,000
Audit fee	7,000
Legal fees and expenses	7,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expenses of $2,200) (Note 4)	3,000
Insurance expense	1,800
Commitment fee on syndicated credit agreement	500
Loan interest expense (Note 8)	153
Miscellaneous	10,748

Total expenses	698,047

NET INVESTMENT INCOME	552,424

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	14,233,804
Net change in unrealized appreciation (depreciation) on investments	(17,748,738)

NET LOSS ON INVESTMENTS	(3,514,934)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,962,510)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$552,424	$(746,121)
Net realized gain on investments	14,233,804	2,852,382
Net change in unrealized appreciation (depreciation) on investments	(17,748,738)	9,613,723

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,962,510)	11,719,984

SERIES SHARE TRANSACTIONS:
Series shares sold [1,269,825 and 4,215,893 shares, respectively]	9,510,070	27,851,805
Net asset value of Series shares issued in merger [0 and 5,202,111 shares, respectively]	—	31,565,347
Series shares repurchased [2,232,062 and 3,887,856 shares, respectively]	(16,633,474)	(25,739,227)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(7,123,404)	33,677,925

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,085,914)	45,397,909
NET ASSETS:
Beginning of period	152,908,710	107,510,801

End of period (a)	$142,822,796	$152,908,710

(a) Includes undistributed net investment income of	$548,165	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A9

SP PIMCO HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value:
Unaffiliated investments (cost $271,539,264)	$267,195,971
Affiliated investments (cost $1,292,340)	1,292,340
Dividends and interest receivable	5,116,361
Receivable for investments sold	2,105,103
Unrealized appreciation on swap agreements	142,592
Premium for swaps purchased	44,459
Receivable for Series shares sold	40,849
Prepaid expenses	406,653

Total Assets	276,344,328

LIABILITIES
Payable for investments purchased	5,267,095
Payable to custodian	707,471
Payable for Series shares repurchased	210,828
Unrealized depreciation on foreign currency forward contracts	133,360
Management fee payable	78,454
Unrealized depreciation on swap agreements	63,169
Written options outstanding, at value (cost $173,595)	45,641
Shareholder servicing fees payable	36,558
Deferred trustees’ fees	2,287
Transfer agent fee payable	670
Due to broker-variation margin	469

Total Liabilities	6,546,002

NET ASSETS	$269,798,326

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$271,246
Paid-in capital in excess of par	271,223,932

271,495,178
Undistributed net investment income	638,898
Accumulated net realized gain on investments	2,114,391
Net unrealized depreciation on investments and foreign currencies	(4,450,141)

Net assets, June 30, 2006	$269,798,326

Net asset value and redemption price per share, $269,798,326 / 27,124,585 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$9.95

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated interest	$11,511,852
Unaffiliated dividend income	89,754
Affiliated dividend income	37,531

11,639,137

EXPENSES
Management fee	912,006
Custodian’s fees and expenses	61,000
Shareholders’ reports	12,000
Audit fee	10,000
Trustees’ fees	7,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expenses of $2,000) (Note 4)	2,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 8)	700
Insurance expense	500
Miscellaneous	15,269

Total expenses	1,025,475

NET INVESTMENT INCOME	10,613,662

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	2,370,542
Futures transactions	11,516
Options written	363,864
Swaps	107,059
Foreign currency transactions	(324,683)

2,528,298

Net change in unrealized appreciation (depreciation) on:
Investments	(6,518,072)
Futures	(179,591)
Options written	62,470
Swaps	105,825
Foreign currencies	(87,659)

(6,617,027)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(4,088,729)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,524,933

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$10,613,662	$22,674,636
Net realized gain on investments, swaps and foreign currency transactions	2,528,298	3,634,314
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(6,617,027)	(12,471,858)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,524,933	13,837,092

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(11,437,191)	(22,462,955)
Distributions from net realized gains	(2,779,073)	(4,530,597)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(14,216,264)	(26,993,552)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,053,028 and 9,213,269 shares, respectively]	10,771,065	96,076,697
Series shares issued in reinvestment of dividends [1,407,860 and 2,626,070 shares, respectively]	14,216,264	26,993,552
Series shares repurchased [11,301,597 and 5,161,774 shares, respectively]	(116,105,467)	(53,822,419)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(91,118,138)	69,247,830

TOTAL INCREASE (DECREASE) IN NET ASSETS	(98,809,469)	56,091,370
NET ASSETS:
Beginning of period	368,607,795	312,516,425

End of period	$269,798,326	$368,607,795

(a) Includes undistributed net investment income of	$638,898	$1,462,427

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SP PIMCO TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value:
Unaffiliated investments (cost $1,675,532,911)	$1,655,109,555
Affiliated investments (cost $5,974,604)	5,974,604
Foreign currency, at value (cost $4,715,451)	4,799,794
Premium for swaps purchased	497,009,698
Receivable for investments sold	151,408,657
Dividends and interest receivable	8,061,658
Unrealized appreciation on swap agreements	7,203,758
Due from broker-variation margin	1,369,396
Unrealized appreciation on foreign currency forward contracts	105,362
Interest receivable on swap agreements	83,229
Receivable for Series shares sold	54,462
Prepaid expenses	15,325

Total Assets	2,331,195,498

LIABILITIES
Premium for swaps written	439,773,483
Payable for investments purchased	283,979,593
Securities sold short, at value (proceeds received $148,516,996)	148,521,182
Unrealized depreciation on swap agreements	6,580,574
Unrealized depreciation on foreign currency forward contracts	2,861,439
Payable to custodian	2,726,867
Interest payable on investments sold short	2,081,229
Management fee payable	1,677,172
Payable for Series shares repurchased	161,493
Accrued expenses and other liabilities	48,351
Written options outstanding, at value (cost $2,721,191)	26,413
Deferred trustees’ fees	2,571
Transfer agent fee payable	1,655

Total Liabilities	888,442,022

NET ASSETS	$1,442,753,476

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$1,327,934
Paid-in capital in excess of par	1,502,436,447

1,503,764,381
Undistributed net investment income	1,426,323
Accumulated net realized loss on investments	(36,636,323)
Net unrealized depreciation on investments	(25,800,905)

Net assets, June 30, 2006	$1,442,753,476

Net asset value and redemption price per share, $1,442,753,476 / 132,793,407 outstanding shares of beneficial interest (authorized 225,000,000 shares)	$10.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated interest	$34,044,615
Affiliated dividend income	367,148
Unaffiliated dividend income (net of foreign withholding taxes of $4,048)	38,042

34,449,805

EXPENSES
Management fee	4,511,140
Custodian’s fees and expenses	119,000
Shareholders’ reports	18,844
Trustees’ fees	13,000
Audit fee	10,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	2,200
Transfer agent’s fees and expenses (including affiliated expenses of $2,000) (Note 4)	2,000
Insurance expenses	1,000
Miscellaneous	14,418

Total expenses	4,696,602

NET INVESTMENT INCOME	29,753,203

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	1,435,618
Futures transactions	(15,522,055)
Options written	(48,035)
Swaps	(3,723,993)
Foreign currency transactions	(2,373,331)
Short sales	(1,129,053)

(21,360,849)

Net change in unrealized appreciation (depreciation) on:
Investments	(16,822,828)
Futures	(5,323,529)
Options written	549,581
Swaps	3,097,168
Foreign currencies	(1,828,868)
Short sales	585,302

(19,743,174)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(41,104,023)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,350,820)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$29,753,203	$48,267,176
Net realized loss on investments, swaps and foreign currency transactions	(21,360,849)	(57,548)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(19,743,174)	(15,021,189)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,350,820)	33,188,439

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(34,984,832)	(65,066,623)
Distributions from net realized gains	—	(21,522,555)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(34,984,832)	(86,589,178)

SERIES SHARE TRANSACTIONS:
Series shares sold [4,994,818 and 45,303,572 shares, respectively]	55,186,340	518,342,360
Series shares issued in reinvestment of dividends [3,179,335 and 7,727,423 shares, respectively]	34,984,832	86,589,178
Series shares repurchased [12,649,500 and 9,845,936 shares, respectively]	(139,327,509)	(112,279,676)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(49,156,337)	492,651,862

TOTAL INCREASE (DECREASE) IN NET ASSETS	(95,491,989)	439,251,123
NET ASSETS:
Beginning of period	1,538,245,465	1,098,994,342

End of period (a)	$1,442,753,476	$1,538,245,465

(a) Includes undistributed net investment income of	$1,426,323	$6,657,952

SEE NOTES TO FINANCIAL STATEMENTS.

A11

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value including securities on loan of $48,922,300:
Unaffiliated investments (cost $169,918,942)	$191,977,725
Affiliated investments (cost $59,103,928)	59,103,928
Cash	259
Receivable for investments sold	2,530,414
Dividends and interest receivable	58,736
Receivable for Series shares sold	37,383
Prepaid expenses	1,012

Total Assets	253,709,457

LIABILITIES
Collateral for securities on loan	50,762,884
Payable for investments purchased	1,425,460
Accrued expenses and other liabilities	188,022
Payable for Series shares reacquired	155,197
Management fee payable	98,245
Transfer agent fee payable	742
Deferred trustees’ fees	317
Distribution fee payable	65
Administration fee payable	39

Total Liabilities	52,630,971

NET ASSETS	$201,078,486

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$269,209
Paid-in capital in excess of par	162,128,302

162,397,511
Undistributed net investment income	534,046
Accumulated net realized gain on investments	16,088,146
Net unrealized appreciation on investments	22,058,783

Net assets, June 30, 2006	$201,078,486

Class I:
Net asset value and redemption price per share, $200,759,428 / 26,877,197 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$7.47

Class II:
Net asset value and redemption price per share, $319,058 / 43,728 outstanding shares of beneficial interest (authorized 60,000,000 shares)	$7.30

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $3,567)	$1,017,153
Affiliated dividend income	190,984
Affiliated income from securities loaned, net	58,482
Interest	431

1,267,050

EXPENSES
Management fee	617,281
Distribution fee—Class II	464
Administration fee—Class II	279
Shareholders’ reports	35,000
Custodian’s fees and expenses	44,000
Legal fees and expenses	10,000
Audit fee	7,000
Trustees’ fees	6,000
Insurance expenses	4,000
Transfer agent’s fee and expenses (including affiliated expense of $2,200) (Note 4)	3,000
Miscellaneous	5,144

Total expenses	732,168

NET INVESTMENT INCOME	534,882

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	16,465,428
Net change in unrealized appreciation on investments	(12,586,372)

NET GAIN ON INVESTMENTS	3,879,056

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,413,938

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$534,882	$(445,292)
Net realized gain on investments	16,465,428	15,864,787
Net change in unrealized appreciation (depreciation) on investments	(12,586,372)	15,633,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,413,938	31,053,214

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(429)	(205)
Distributions from net realized capital gains
Class I	(15,437,329)	(22,102,685)
Class II	(30,998)	(57,580)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(15,468,756)	(22,160,470)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [2,531,626 and 4,400,150 shares, respectively]	20,268,358	32,192,747
Net asset value, of Series shares issued in connection with merger [0 and 4,037,693 shares, respectively]	—	24,736,435
Series shares issued in reinvestment of dividends and distributions [1,978,190 and 3,425 266 shares, respectively]	15,468,756	22,160,470
Series shares repurchased [2,385,334 and 3,011,057 shares, respectively]	(18,826,206)	(21,469,947)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	16,910,908	57,619,705

TOTAL INCREASE IN NET ASSETS	5,856,090	66,512,449
NET ASSETS:
Beginning of period	195,222,396	128,709,947

End of period (a)	$201,078,486	$195,222,396

(a) Includes undistributed net investment income of:	$534,046	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A12

SP SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value, including securities on loan of $21,280,647:
Unaffiliated investments (cost $122,182,341)	$137,891,414
Affiliated investments (cost $29,276,218)	29,276,218
Cash	20,831
Receivable for investments sold	511,353
Dividends and interest receivable	61,797
Receivable for Series shares sold	32,673
Prepaid expenses	86,344

Total Assets	167,880,630

LIABILITIES
Collateral for securities on loan	22,250,647
Payable for investments purchased	713,194
Management fee payable	110,765
Payable for Series shares repurchased	16,516
Deferred trustees’ fees	2,073
Transfer agent fee payable	700

Total Liabilities	23,093,895

NET ASSETS	$144,786,735

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$206,289
Paid-in capital in excess of par	127,949,704

128,155,993
Accumulated net investment loss	(304,582)
Accumulated net realized gain on investments	1,226,250
Net unrealized appreciation on investments	15,709,074

Net assets, June 30, 2006	$144,786,735

Net asset value and redemption price per share, $144,786,735 / 20,628,933 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$7.02

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,375)	$278,597
Affiliated dividend income	144,394
Affiliated income from securities lending, net	46,672

469,663

EXPENSES
Management fee	680,286
Shareholders’ reports	35,000
Custodian’s fees and expenses	27,000
Audit fee	7,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expenses of $2,000) (Note 4)	2,000
Insurance expense	600
Commitment fee on syndicated credit agreement	600
Miscellaneous	8,641

Total expenses	772,127

NET INVESTMENT LOSS	(302,464)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	3,055,873
Net change in unrealized appreciation (depreciation) on investments	5,316,008

NET GAIN ON INVESTMENTS	8,371,881

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,069,417

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(302,464)	$(754,922)
Net realized gain on investments	3,055,873	18,176,920
Net change in unrealized appreciation (depreciation) on investments	5,316,008	(12,040,245)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,069,417	5,381,753

SERIES SHARE TRANSACTIONS:
Series shares sold [1,897,493 and 10,844,232 shares, respectively]	13,747,302	67,879,177
Series shares repurchased [1,760,323 and 18,841,264 shares, respectively]	(12,744,693)	(121,618,637)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	1,002,609	(53,739,460)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,072,026	(48,357,707)
NET ASSETS:
Beginning of period	135,714,709	184,072,416

End of period	$144,786,735	$135,714,709

SEE NOTES TO FINANCIAL STATEMENTS.

A13

SP SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value, including securities on loan of $57,314,803:
Unaffiliated investments (cost $315,494,081)	$343,787,615
Affiliated investments (cost $72,053,740)	72,053,740
Receivable for investments sold	1,075,708
Dividends and interest receivable	397,425
Receivable for Series shares sold	139,057
Prepaid expenses	6,074

Total Assets	417,459,619

LIABILITIES
Collateral for securities on loan	59,435,991
Payable for investments purchased	1,042,238
Management fee payable	259,273
Payable for Series shares repurchased	103,705
Payable to custodian	64,594
Accrued expenses and other liabilities	11,565
Deferred trustees’ fees	2,302
Transfer agent fee payable	650

Total Liabilities	60,920,318

NET ASSETS	$356,539,301

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$281,491
Paid-in capital in excess of par	323,402,528

323,684,019
Undistributed net investment income	1,199,984
Accumulated net realized gain on investments	3,361,734
Net unrealized appreciation on investments	28,293,564

Net assets, June 30, 2006	$356,539,301

Net asset value and redemption price per share, $356,539,301 / 28,149,122 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$12.67

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $57)	$2,441,255
Affiliated dividend income	339,015
Affiliated income from securities lending, net	136,606

2,916,876

EXPENSES
Management fee	1,616,630
Custodian’s fees and expenses	38,000
Shareholders’ reports	26,000
Trustees’ fees	8,000
Audit fee	7,000
Legal fees and expenses	6,000
Insurance expense	3,500
Transfer agent’s fees and expenses (including affiliated expenses of $2,000) (Note 4)	2,000
Commitment fee on syndicated credit agreement	500
Miscellaneous	6,912

Total expenses	1,714,542

NET INVESTMENT INCOME	1,202,334

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	4,397,319
Net change in unrealized appreciation (depreciation) on investments	14,800,924

NET GAIN ON INVESTMENTS	19,198,243

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,400,577

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,202,334	$1,888,410
Net realized gain on investments	4,397,319	57,245,116
Net change in unrealized appreciation (depreciation) on investments	14,800,924	(36,955,062)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	20,400,577	22,178,464

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(1,888,268)	(2,140,502)
Distributions from net realized gains	(57,419,087)	(47,092,460)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(59,307,355)	(49,232,962)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,408,461 and 7,412,645 shares, respectively]	18,867,301	103,227,323
Series shares issued in reinvestment of dividends [4,622,553 and 3,763,988 shares, respectively]	59,307,355	49,232,962
Series shares repurchased [2,461,089 and 11,952,082 shares, respectively]	(33,432,918)	(168,010,162)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	44,741,738	(15,549,877)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,834,960	(42,604,375)
NET ASSETS:
Beginning of period	350,704,341	393,308,716

End of period (a)	$356,539,301	$350,704,341

(a) Includes undistributed net investment income of	$1,199,984	$1,885,918

SEE NOTES TO FINANCIAL STATEMENTS.

A14

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value:
Unaffiliated investments (cost $65,282,695)	$67,661,624
Affiliated investments (cost $670,416)	670,416
Receivable for investments sold	1,506,289
Receivable for Series shares sold	94,032
Dividends and interest receivable	27,176
Prepaid expenses	1,266

Total Assets	69,960,803

LIABILITIES
Payable for investments purchased	249,539
Payable for Series shares repurchased	65,191
Management fee payable	51,368
Accrued expenses and other liabilities	33,091
Distribution fee payable	6,707
Administration fee payable	4,024
Payable to custodian	3,062
Deferred trustees’ fees	2,098
Transfer agent fee payable	1,030

Total Liabilities	416,110

NET ASSETS	$69,544,693

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$101,251
Paid-in capital in excess of par	65,341,717

65,442,968
Accumulated net investment loss	(263,879)
Accumulated net realized gain on investments	1,986,675
Net unrealized appreciation on investments	2,378,929

Net assets, June 30, 2006	$69,544,693

Class I:
Net asset value and redemption price per share, $37,181,408 / 5,352,614 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$6.95

Class II:
Net asset value and redemption price per share, $32,363,285 / 4,772,514 outstanding shares of beneficial interest (authorized 60,000,000 shares)	$6.78

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $29,462)	$211,270
Affiliated dividend income	24,664

235,934

EXPENSES
Management fee	352,114
Distribution fee—Class II	49,597
Administration fee—Class II	29,758
Custodian’s fees and expenses	23,000
Shareholders’ reports	15,000
Audit fee	7,000
Legal fees and expenses	4,000
Trustees’ fees	4,000
Transfer agent’s fees and expenses (including affiliated expenses of $1,900) (Note 4)	2,000
Insurance expense	900
Loan interest expense (Note 8)	439
Commitment fee on syndicated credit agreement	200
Miscellaneous	9,662

Total expenses	497,670

NET INVESTMENT LOSS	(261,736)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	4,210,198
Net change in unrealized appreciation (depreciation) on investments	(10,318,773)

NET LOSS ON INVESTMENTS	(6,108,575)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,370,311)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(261,736)	$(453,344)
Net realized gain on investments	4,210,198	7,252,737
Net change in unrealized appreciation (depreciation) on investments	(10,318,773)	3,483,073

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,370,311)	10,282,466

DISTRIBUTIONS:
Distributions from net realized gains
Class I	(2,547,235)	—
Class II	(2,776,508)	—

TOTAL DISTRIBUTIONS	(5,323,743)	—

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [1,064,258 and 3,646,345 shares, respectively]	8,205,072	25,555,392
Series shares issued in reinvestment of dividends [712,648 and 0 shares, respectively]	5,323,743	—
Series shares repurchased [1,807,362 and 2,448,898 shares, respectively]	(13,344,103)	(16,934,804)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	184,712	8,620,588

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,509,342)	18,903,054
NET ASSETS:
Beginning of period	81,054,035	62,150,981

End of period	$69,544,693	$81,054,035

SEE NOTES TO FINANCIAL STATEMENTS.

A15

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value:
Unaffiliated investments (cost $70,323,342)	$72,620,605
Affiliated investments (cost $1,028,753)	1,028,753
Cash	634,291
Receivable for investments sold	398,081
Receivable for Series shares sold	156,017
Dividends receivable	57,463

Total Assets	74,895,210

LIABILITIES
Payable for investments purchased	1,271,182
Payable for Series shares repurchased	103,862
Management fee payable	37,333
Accrued expenses	13,583
Deferred trustees’ fees	2,266
Transfer agent fee payable	1,378

Total Liabilities	1,429,604

NET ASSETS	$73,465,606

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$112,652
Paid-in capital in excess of par	71,908,607

72,021,259
Undistributed net investment income	203,007
Accumulated net realized loss on investments	(1,055,923)
Net unrealized appreciation on investments	2,297,263

Net assets, June 30, 2006	$73,465,606

Net asset value and redemption price per share, $73,465,606 / 11,265,172 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$6.52

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $2,785)	$545,144
Affiliated dividend income	57,162

602,306

EXPENSES
Management fee	333,834
Custodian’s fees and expenses	54,000
Shareholders’ reports	20,000
Audit fee	7,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expenses of $2,000) (Note 4)	2,000
Insurance expense	800
Commitment fee on syndicated credit agreement	200
Loan interest expense (Note 8)	30
Miscellaneous	12,527

Total expenses	441,391
Less: management fee waivers and expense reimbursements	(44,406)

Net expenses	396,985

NET INVESTMENT INCOME	205,321

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(662,206)
Net change in unrealized appreciation (depreciation) on investments	(2,435,605)

NET LOSS ON INVESTMENTS	(3,097,811)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,892,490)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$205,321	$(252,100)
Net realized gain (loss) on investments	(662,206)	12,322,519
Net change in unrealized appreciation on investments	(2,435,605)	(1,525,052)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,892,490)	10,545,367

DISTRIBUTIONS:
Distributions from net realized gains	(9,241,598)	—

SERIES SHARE TRANSACTIONS:
Series shares sold [1,401,453 and 1,686,574 shares, respectively]	10,006,251	11,483,234
Series shares issued in reinvestment of dividends [1,335,491 and 0 shares, respectively]	9,241,598	—
Series shares repurchased [1,045,970 and 2,056,395 shares, respectively]	(7,428,182)	(13,953,855)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	11,819,667	(2,470,621)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(314,421)	8,074,746
NET ASSETS:
Beginning of period	73,780,027	65,705,281

End of period (a)	$73,465,606	$73,780,027

(a) Includes undistributed net investment income of	$203,007	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A16

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value, including securities on loan of $1,852,142:
Unaffiliated investments (cost $397,203,233)	$478,050,764
Affiliated investments (cost $18,635,609)	18,635,609
Foreign currency, at value (cost $5,909,755)	5,836,643
Receivable for investments sold	1,546,306
Dividends and interest receivable	845,511
Tax reclaim receivable	342,228
Receivable for Series shares sold	151,460
Prepaid expenses	5,603

Total Assets	505,414,124

LIABILITIES
Payable for investments purchased	3,416,332
Payable for Series shares repurchased	3,265,858
Collateral for securities on loan	1,883,085
Payable to custodian	1,537,266
Management fee payable	340,585
Accrued expenses and other liabilities	38,939
Administration fee payable	20,482
Transfer agent fees payable	846

Total Liabilities	10,503,393

NET ASSETS	$494,910,731

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$687,240
Paid-in capital in excess of par	394,591,561

395,278,801
Accumulated net investment loss	(4,570,965)
Accumulated net realized gain on investments	23,398,992
Net unrealized appreciation on investments and foreign currencies	80,803,903

Net assets, June 30, 2006	$494,910,731

Class I:
Net asset value and redemption price per share, $472,528,437 / 65,576,707 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$7.21

Class II:
Net asset value and redemption price per share, $22,382,294 / 3,147,329 outstanding shares of beneficial interest (authorized 150,000,000 shares)	$7.11

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $760,935)	$5,340,391
Affiliated dividend income	395,581
Affiliated income from securities lending, net	1,613

5,737,585

EXPENSES
Management fee	2,164,747
Distribution fee—Class II	30,728
Administration fee—Class II	18,437
Custodian’s fees and expenses	150,000
Shareholders’ reports	35,000
Audit fee	10,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Insurance expense	3,000
Transfer agent’s fees and expenses (including affiliated expenses of $2,500) (Note 4)	2,500
Commitment fee on syndicated credit agreement	1,200
Miscellaneous	18,476

Total expenses	2,447,088

NET INVESTMENT INCOME	3,290,497

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	25,718,700
Foreign currency transactions	(1,337,306)

24,381,394

Net change in unrealized appreciation (depreciation) on:
Investments	(3,964,561)
Foreign currencies	(91,111)

(4,055,672)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	20,325,722

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,616,219

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,290,497	$2,643,486
Net realized gain on investments and foreign currency transactions	24,381,394	37,716,469
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,055,672)	28,138,819

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	23,616,219	68,498,774

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(8,952,638)	(1,667,899)
Class II	(372,745)	(307,445)

	(9,325,383)	(1,975,344)

Distributions from net realized gains
Class I	(36,464,195)	(12,334,591)
Class II	(1,928,571)	(6,312,964)

	(38,392,766)	(18,647,555)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(47,718,149)	(20,622,899)

SERIES SHARE TRANSACTIONS:
Series shares sold [8,014,549 and 28,946,819 shares, respectively]	60,940,375	194,846,073
Series shares issued in reinvestment of dividends and distributions [6,452,228 and 3,249,051 shares, respectively]	47,718,149	20,622,899
Series shares repurchased [8,917,188 and 25,901,671 shares, respectively]	(66,298,560)	(174,768,199)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	42,359,964	40,700,773

TOTAL INCREASE IN NET ASSETS	18,258,034	88,576,648
NET ASSETS:
Beginning of period	476,652,697	388,076,049

End of period (a)	$494,910,731	$476,652,697

(a) Includes undistributed net investment income of	$—	$1,463,921

SEE NOTES TO FINANCIAL STATEMENTS.

A17

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 97.4%		Value (Note 2)
	Shares
Affiliated Mutual Funds
American Skandia Trust — Marsico Capital Growth Portfolio	1,590,298	$30,136,146
The Prudential Series Fund —
Jennison Portfolio (Class I)	1,561,520	30,262,263
Natural Resources Portfolio (Class I)	88,039	3,868,421
SP Large Cap Value Portfolio	5,152,770	59,978,241
SP LSV International Value Portfolio	2,305,296	22,845,482
SP Small Cap Growth Portfolio	1,059,665	7,438,845
SP Small Cap Value Portfolio	379,594	4,805,665
SP William Blair International Growth Portfolio (Class I)	3,365,573	24,265,781

TOTAL LONG-TERM INVESTMENTS (cost $163,987,392)		183,600,844

SHORT-TERM INVESTMENT — 2.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $4,971,588) (Note 4)	4,971,588	4,971,588

TOTAL INVESTMENTS — 100.0% (cost $168,958,980)(a)		188,572,432
LIABILITIES IN EXCESS OF OTHER ASSETS		(85,238)

NET ASSETS — 100.0%		$188,487,194

(a)	Prudential Investments LLC, the Manager of the Portfolio, also serves as manager of the underlying funds in which the Portfolio invests.

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Investment Type
Large/Mid-Cap Growth	32.1%
Large/Mid-Cap Value	31.8
International Growth	12.9
International Value	12.1
Small-Cap Growth	4.0
Small-Cap Value	2.5
Sector	2.0

97.4
Short-Term Investment	2.6
Liabilities in excess of other assets	— (b)

100.0%

(b)	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

B1

SP AIM CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 85.9%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace — 2.1%
Northrop Grumman Corp.	5,782	$370,395
United Technologies Corp.	5,600	355,152

		725,547

Automobiles — 1.0%
Renault SA (France)*	3,098	332,850

Beverages — 1.5%
Heineken NV (Netherlands)	11,966	507,365

Biotechnology — 1.8%
Amgen, Inc.*	9,493	619,228

Building Materials — 1.4%
Masco Corp.	16,188	479,812

Commercial Banks — 1.1%
Barclays PLC (United Kingdom)	33,694	382,879

Computer Services & Software — 5.3%
Cisco Systems, Inc.*	32,376	632,303
Microsoft Corp.	29,408	685,207
Symantec Corp.*	33,095	514,296

		1,831,806

Computers — 1.2%
International Business Machines Corp.	5,420	416,364

Consumer Products & Services — 3.6%
Avon Products, Inc.	17,072	529,232
Estee Lauder Cos., Inc. (Class A Stock)	18,814	727,537

		1,256,769

Diversified Manufacturing Operations — 3.9%
General Electric Co.	16,500	543,840
Tyco International Ltd.	28,934	795,685

		1,339,525

Electronic Components — 1.8%
Koninklijke (Royal) Philips Electronics NV (Netherlands)*	20,601	643,724

Electronics — 2.0%
Analog Devices, Inc.	10,283	330,496
Intel Corp.	18,600	352,470

		682,966

Entertainment & Leisure — 1.4%
Nintendo Co. Ltd. (Japan)	1,700	285,215
Walt Disney Co. (The)	6,900	207,000

		492,215

Financial Services — 3.1%
Citigroup, Inc.	6,900	332,856
Morgan Stanley Dean Witter & Co.	5,817	367,693
UBS AG	3,500	383,624

		1,084,173

Food & Beverage — 8.6%
Cadbury Schweppes PLC (United Kingdom)	80,479	776,112
Coca-Cola Co.	12,840	552,377
General Mills, Inc.	7,099	366,734
Kroger Co. (The)*	17,474	381,982
Sysco Corp.	11,833	361,616

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage (cont’d.)
Unilever NV (Netherlands)	23,631	$535,894

		2,974,715

Healthcare-Products — 2.0%
Johnson & Johnson	6,276	376,058
Medtronic, Inc.	7,174	336,604

		712,662

Insurance — 6.5%
Berkshire Hathaway, Inc. (Class A Stock)*	9	824,931
Chubb Corp. (The)	7,234	360,977
Genworth Financial, Inc. (Class A Stock)	10,100	351,884
Marsh & McLennan Cos., Inc.	10,800	290,412
XL Capital Ltd. (Class A Stock)	7,100	435,230

		2,263,434

Iron / Steel — 1.3%
Tenaris SA, ADR (Luxembourg)	10,975	444,378

Machinery — 1.2%
Dover Corp.	8,519	421,094

Media — 3.1%
Gannett Co., Inc.	4,367	244,247
McGraw-Hill Cos., Inc.	5,075	254,917
News Corp. (Class A Stock)	29,900	573,482

		1,072,646

Office Equipment — 2.0%
Xerox Corp.*	49,899	694,095

Oil, Gas & Consumable Fuels — 5.6%
Exxon Mobil Corp.	13,382	820,986
Schlumberger Ltd.	5,460	355,500
Smith International, Inc.	8,153	362,564
Total SA (France) (Class B Stock)	6,356	418,270

		1,957,320

Pharmaceuticals — 8.4%
Bristol-Myers Squibb Co.	22,500	581,850
Forest Laboratories, Inc.*	12,500	483,625
GlaxoSmithKline PLC, ADR (United Kingdom)	12,526	698,951
Merck & Co., Inc.	10,419	379,564
Pfizer, Inc.	13,700	321,539
Teva Pharmaceutical Industries Ltd., ADR (Israel)	14,272	450,853

		2,916,382

Railroads — 1.5%
Union Pacific Corp.	5,750	534,520

Retail — 5.1%
Bed Bath & Beyond, Inc.*	9,558	317,039
Gap, Inc. (The)	18,279	318,055
Kohl’s Corp.*	5,770	341,122
Wal-Mart Stores, Inc.	11,765	566,720
Yum! Brands, Inc.	4,608	231,644

		1,774,580

Semiconductors — 0.9%
Xilinx, Inc.	13,200	298,980

SEE NOTES TO FINANCIAL STATEMENTS.

B2

SP AIM CORE EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software — 1.0%
Automatic Data Processing, Inc.	7,700	$349,195

Telecommunications — 3.3%
AT&T, Inc.	24,657	687,684
Nokia Corp., ADR (Finland)*	23,268	471,409

		1,159,093

Telecommunications Wireless — 1.1%
SK Telecom Co. Ltd., ADR (South Korea)	16,000	374,720

Utilities — Electrical Utilities — 1.4%
FPL Group, Inc.	11,624	481,001

Waste Management — 1.7%
Waste Management, Inc.	16,800	602,784

TOTAL LONG-TERM INVESTMENTS (cost $27,997,995)		29,826,822

SHORT-TERM INVESTMENT — 14.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $4,998,705)(w) (Note 4)	4,998,705	4,998,705

TOTAL INVESTMENTS — 100.3% (cost $32,996,700)		34,825,527
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(97,690)

NET ASSETS — 100.0%		$34,727,837

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Affiliated Money Market Mutual Fund	14.4%
Food & Beverage	8.6
Pharmaceuticals	8.4
Insurance	6.5
Oil, Gas & Consumable Fuels	5.6
Computer Services & Software	5.3
Retail	5.1
Diversified Manufacturing Operations	3.9
Consumer Products & Services	3.6
Telecommunications	3.3
Financial Services	3.1
Media	3.1
Aerospace	2.1
Electronics	2.0
Healthcare-Products	2.0
Office Equipment	2.0
Biotechnology	1.8
Electronic Components	1.8
Waste Management	1.7
Beverages	1.5
Railroads	1.5
Building Materials	1.4
Entertainment & Leisure	1.4
Utilities — Electrical Utilities	1.4
Iron / Steel	1.3
Computers	1.2
Machinery	1.2
Commercial Banks	1.1
Telecommunications Wireless	1.1
Automobiles	1.0
Software	1.0
Semiconductors	0.9

100.3
Liabilities in excess of other assets	(0.3)

100.0%

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B3

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 93.0%		Value (Note 2)
	Shares
Affiliated Mutual Funds
American Skandia Trust — Marsico Capital Growth Portfolio	7,417,280	$140,557,458
The Prudential Series Fund — Jennison Portfolio (Class I)	7,404,997	143,508,832
Natural Resources Portfolio (Class I)	461,401	20,273,955
SP Large Cap Value Portfolio	24,264,399	282,437,609
SP LSV International Value Portfolio	10,745,315	106,486,067
SP PIMCO High Yield Portfolio	2,668,971	26,556,263
SP PIMCO Total Return Portfolio	34,146,852	370,834,814
SP Small Cap Growth Portfolio	4,701,984	33,007,929
SP Small Cap Value Portfolio	1,633,726	20,682,974
SP William Blair International Growth Portfolio (Class I)	16,154,176	116,471,608

TOTAL LONG -TERM INVESTMENTS (cost $1,187,211,448)		1,260,817,509

SHORT–TERM INVESTMENT — 6.9%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund —Taxable Money Market Series (cost $93,202,308) (Note 4)	93,202,308	93,202,308

TOTAL INVESTMENTS — 99.9% (cost $1,280,413,756)(a)		1,354,019,817
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,142,307

NET ASSETS — 100.0%		$1,355,162,124

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying funds in which the Portfolio invests.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 were as follows:

Investment Type
Core Bonds	27.4%
Large/Mid-Cap Growth	21.0
Large/Mid-Cap Value	20.8
International Growth	8.6
International Value	7.8
Small-Cap Growth	2.4
High Yield	2.0
Small-Cap Value	1.5
Sector	1.5

93.0
Short-Term Investment	6.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B4

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 89.0%		Value (Note 2)
	Shares
Affiliated Mutual Funds
American Skandia Trust-Marsico Capital Growth Portfolio	2,281,258	$43,229,844
The Prudential Series Fund — Jennison Portfolio (Class I)	2,274,092	44,071,906
Natural Resources Portfolio (Class I)	144,696	6,357,924
SP Large Cap Value Portfolio	7,496,751	87,262,187
SP LSV International Value Portfolio	.3,419,834	33,890,556
SP PIMCO High Yield Portfolio	1,846,019	18,367,885
SP PIMCO Total Return Portfolio	24,651,017	267,710,044
SP Small Cap Growth Portfolio	1,561,264	10,960,076
SP Small Cap Value Portfolio	512,074	6,482,851
SP William Blair International Growth Portfolio (Class I)	4,954,150	35,719,425

TOTAL LONG-TERM INVESTMENTS (cost $537,345,476)		554,052,698

SHORT-TERM INVESTMENT — 11.0%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $68,805,742)(Note 4)	68,805,742	68,805,742

TOTAL INVESTMENTS — 100.0% (cost $606,151,218)(a)		622,858,440
OTHER ASSETS IN EXCESS OF LIABILITIES		260,232

NET ASSETS — 100.0%		$623,118,672

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 were as follows:

Investment Type
Core Bonds	43.0%
Large/Mid-Cap Growth	14.0
large/Mid-Cap Value	14.0
International Growth	5.7
International Value	5.5
High Yield	3.0
Small-Cap Growth	1.8
Small-Cap Value	1.0
Sector	1.0

89.0
Short-Term Investment	11.0
Other assets in excess of liabilities	— (b)

100.0%

(b)	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

B5

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%		Value (Note 2)
COMMON STOCKS	Shares
Beverages — 0.8%
Heineken Holding NV (Netherlands)	66,750	$2,461,408

Business Services — 1.3%
Iron Mountain, Inc.*(a)	106,600	3,984,708

Computers — 1.3%
Dell, Inc.*	87,200	2,128,552
Hewlett-Packard Co.	55,200	1,748,736

		3,877,288

Construction — 0.2%
Hunter Douglas NV (Netherlands)	10,953	737,597

Consumer Services — 0.4%
Apollo Group, Inc. (Class A Stock)*	22,500	1,162,575

Containers & Packaging — 2.0%
Sealed Air Corp.	116,500	6,067,320

Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	41,400	1,283,400

Diversified Manufacturing Operations — 4.2%
Tyco International Ltd.	466,152	12,819,180

Diversified Metals — 0.5%
BHP Billiton PLC (United Kingdom)	41,900	812,787
Rio Tinto PLC (United Kingdom)	14,900	787,749

		1,600,536

Entertainment & Leisure — 1.8%
Harley-Davidson, Inc.	98,500	5,406,665

Financial — Bank & Trust — 3.8%
HSBC Holdings PLC (United Kingdom)	537,232	9,452,748
Lloyds TSB Group PLC ADR (United Kingdom)(a)	55,200	2,178,744

		11,631,492

Financial Services — 14.8%
American Express Co.	262,000	13,943,640
Ameriprise Financial, Inc.	73,760	3,294,859
Commerce Bancorp, Inc.(a)	48,000	1,712,160
Golden West Financial Corp.	138,300	10,261,860
H&R Block, Inc.	155,300	3,705,458
Moody’s Corp.	67,000	3,648,820
State Street Corp.	10,300	598,327
Wells Fargo & Co.	121,700	8,163,636

		45,328,760

Foods — 1.9%
Diageo PLC, ADR (United Kingdom)	55,100	3,722,005
Hershey Co.(a)	38,900	2,142,223

		5,864,228

Healthcare Providers & Services — 2.6%
Cardinal Health, Inc.	47,600	3,062,108
HCA, Inc.(a)	110,100	4,750,815

		7,812,923

Household Products — 1.1%
Procter & Gamble Co.	57,800	3,213,680

Insurance — 14.7%
American International Group, Inc.	206,400	12,187,920
AON Corp.	62,700	2,183,214

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Insurance (cont’d.)
Berkshire Hathaway, Inc. (Class A Stock)*	115	$10,540,785
Chubb Corp.	18,000	898,200
Loews Corp.	168,500	5,973,325
Markel Corp.*	700	242,900
Principal Financial Group, Inc.	19,600	1,090,740
Progressive Corp.	302,000	7,764,420
Sun Life Financial, Inc. (Canada)	12,500	499,125
Transatlantic Holdings, Inc.	60,975	3,408,503

		44,789,132

Internet Services — 0.3%
Expedia, Inc.*	22,550	337,574
IAC/InterActive Corp.*	21,650	573,508

		911,082

Investment Firms — 6.8%
Citigroup, Inc.	135,100	6,517,224
JPMorgan Chase & Co.	296,016	12,432,672
Morgan Stanley Dean Witter & Co.	30,900	1,953,189

		20,903,085

Materials — 0.9%
Martin Marietta Materials, Inc.	28,600	2,606,890

Media — 6.8%
Comcast Corp. (Special Class A Stock)*	279,400	9,158,732
Gannett Co., Inc.	15,000	838,950
Lagardere SCA (France)	40,400	2,981,569
Liberty Media Holding Corp. (Class A Stock)	52,625	908,308
Liberty Media Holding Corp. (Class A Stock)	10,525	881,679
News Corp. (Class A Stock)	268,900	5,157,502
WPP Group PLC, ADR (United Kingdom)	14,300	862,147

		20,788,887

Mining — 0.7%
Vulcan Materials Co.	27,300	2,129,400

Oil, Gas & Consumable Fuels — 11.9%
ConocoPhillips	195,240	12,794,077
Devon Energy Corp.	110,000	6,645,100
EOG Resources, Inc.	94,600	6,559,564
Occidental Petroleum Corp.	75,100	7,701,505
Transocean, Inc. (Cayman Islands)*	35,000	2,811,200

		36,511,446

Pharmaceuticals — 1.3%
Caremark Rx, Inc.*	77,500	3,864,925

Retail & Merchandising — 6.8%
Bed Bath & Beyond, Inc.*	24,100	799,397
Costco Wholesale Corp.(a)	241,300	13,785,469
Wal-Mart Stores, Inc.	129,400	6,233,198

		20,818,064

Software — 2.9%
Dun & Bradstreet Corp.*	42,600	2,968,368
Microsoft Corp.	255,300	5,948,490

		8,916,858

SEE NOTES TO FINANCIAL STATEMENTS.

B6

SP DAVIS VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Telecommunications Wireless — 2.7%
Nokia Corp., (Class A Stock), ADR (Finland)*	39,300	$796,218
NTL, Inc.*	62,517	1,556,673
SK Telecom Co. Ltd., ADR (South Korea)	73,000	1,709,660
Sprint Nextel Corp.	204,300	4,083,957

		8,146,508

Tobacco — 4.3%
Altria Group, Inc.	181,100	13,298,173

Transportation — 1.3%
Cosco Pacific Ltd. (Hong Kong)	469,200	1,039,136
Kuehne & Nagel International AG (Switzerland)	17,145	1,248,133
United Parcel Service, Inc. (Class B Stock)	22,100	1,819,493

		4,106,762

Transportation/Shipping — 0.6%
China Merchants Holdings International Co. Ltd. (Hong Kong)	564,000	1,717,497

TOTAL LONG-TERM INVESTMENTS (cost $230,087,079)		302,760,469

SHORT-TERM INVESTMENT — 7.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $22,999,608; includes $20,995,553 of cash collateral for securities on loan)(b)(w) (Note 4)	22,999,608	22,999,608

TOTAL INVESTMENTS — 106.6% (cost $253,086,687)		325,760,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(20,143,416)

NET ASSETS — 100.0%		$305,616,661

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Financial Services	14.8%
Insurance	14.7
Oil, Gas & Consumable Fuels	11.9
Affiliated Money Market Mutual Fund (including 6.9% of collateral received for securities on loan)	7.5
Investment Firms	6.8
Media	6.8
Retail & Merchandising	6.8
Tobacco	4.3
Diversified Manufacturing Operations	4.2
Financial — Bank & Trust	3.8
Software	2.9
Telecommunications Wireless	2.7
Healthcare Providers & Services	2.6
Containers & Packaging	2.0
Foods	1.9
Entertainment & Leisure	1.8
Business Services	1.3
Computers	1.3
Pharmaceuticals	1.3
Transportation	1.3
Household Products	1.1
Materials	0.9
Beverages	0.8
Mining	0.7
Transportation/Shipping	0.6
Diversified Metals	0.5
Consumer Services	0.4
Cosmetics & Toiletries	0.4
Internet Services	0.3
Construction	0.2

106.6
Liabilities in excess of other assets	(6.6)

100.0%

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $20,385,184; cash collateral of $20,995,553 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B7

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 97.0%		Value (Note 2)
	Shares
Affiliated Mutual Funds
American Skandia Trust — Marsico Capital Growth Portfolio	8,836,939	$167,459,998
The Prudential Series Fund —
Jennison Portfolio (Class I)	8,764,669	169,859,283
Natural Resources Portfolio (Class I)	552,836	24,291,622
SP Large Cap Value Portfolio	28,853,555	335,855,385
SP LSV International Value Portfolio	12,677,390	125,632,932
SP PIMCO High Yield Portfolio	1,186,172	11,802,413
SP PIMCO Total Return Portfolio	12,875,907	139,832,349
SP Small Cap Growth Portfolio	5,224,105	36,673,215
SP Small Cap Value Portfolio	2,358,092	29,853,441
SP William Blair International Growth Portfolio (Class I)	19,200,984	138,439,095

TOTAL LONG-TERM INVESTMENTS (cost $1,086,310,559)		1,179,699,733

SHORT-TERM INVESTMENT — 3.0%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $36,032,183) (Note 4)	36,032,183	36,032,183

TOTAL INVESTMENTS — 100.0% (cost $1,122,342,742)(a)		1,215,731,916
OTHER ASSETS IN EXCESS OF LIABILITIES		234,338

NET ASSETS — 100.0%		$1,215,966,254

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying funds in which the Portfolio invests.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 were as follows:

Investment Type
Large/Mid-Cap Growth	27.7%
Large/Mid-Cap Value	27.6
Core Bonds	11.5
International Growth	11.4
International Value	10.3
Small Cap Growth	3.0
Small Cap Value	2.5
Sector	2.0
High Yield	1.0

97.0
Short-Term Investments	3.0
Other assets in excess of liabilities	— (b)

100.0%

(b)	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

B8

SP LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 95.3%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 0.1%
Goodrich Corp.	11,400	$459,306

Aerospace/Defense — 1.6%
Lockheed Martin Corp.	66,900	4,799,406
Northrop Grumman Corp.	75,000	4,804,500
Raytheon Co.	102,600	4,572,882

		14,176,788

Auto Components — 0.7%
Johnson Controls, Inc.	53,200	4,374,104
Magna International, Inc. (Class A Stock)	21,800	1,568,946

		5,943,050

Automobile Manufacturers — 0.3%
Paccar, Inc.	33,300	2,743,254

Banks — 0.2%
First Tennessee National Corporation	43,600	1,752,720

Beverages — 0.9%
Coca-Cola Co.	106,400	4,577,328
Coca-Cola Enterprises, Inc.(a)	147,500	3,004,575

		7,581,903

Chemicals — 1.6%
Air Products & Chemicals, Inc.	41,500	2,652,680
Dow Chemical Co.	68,700	2,681,361
Eastman Chemical Co.	89,900	4,854,600
Praxair, Inc.(a)	38,600	2,084,400
Rohm & Haas Co.	40,900	2,049,908

		14,322,949

Commercial Banks — 1.6%
KeyCorp	128,200	4,574,176
Marshall & Ilsley Corp.	82,800	3,787,272
North Fork Bancorp, Inc.	57,200	1,725,724
Regions Financial Corp.	50,700	1,679,184
UnionBanCal Corp.	23,200	1,498,488
Zions Bancorp	16,000	1,247,040

		14,511,884

Commercial Services & Supplies — 0.7%
Cendant Corp.	234,600	3,821,634
PHH Corp.*	5,070	139,628
Waste Management, Inc.	71,900	2,579,772

		6,541,034

Communication Equipment — 0.1%
QUALCOMM, Inc.	18,800	753,316

Computers & Peripherals — 0.3%
Hewlett-Packard Co.	36,100	1,143,648
Sun Microsystems, Inc.	291,500	1,209,725

		2,353,373

Construction — 0.1%
Toll Brothers, Inc.*	44,100	1,127,637

Consumer Products & Services
Kimberly-Clark Corp.	1,000	61,700

Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	136,100	7,567,160

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Financial Services — 15.1%
AmSouth Bancorp	21,700	$573,965
Bank of America Corp.	621,845	29,910,744
BB & T Corp.	8,800	365,992
Capital One Financial Corp.	3,200	273,440
CIT Group, Inc.	86,100	4,502,169
Citigroup, Inc.	483,500	23,324,040
Compass Banshares, Inc.	1,700	94,520
Countrywide Credit Industries, Inc.	122,200	4,653,376
E*TRADE Group Corp.*	31,900	727,958
Fannie Mae	244,800	11,774,880
Goldman Sachs Group, Inc.(a)	24,900	3,745,707
JPMorgan Chase & Co.	129,400	5,434,800
Merrill Lynch & Co., Inc.	39,400	2,740,664
Morgan Stanley Dean Witter & Co.(a)	171,100	10,815,231
PNC Financial Services Group, Inc.	40,300	2,827,851
State Street Corp.	38,500	2,236,465
TCF Financial Corp.(a)	58,900	1,557,905
U.S. Bancorp	363,900	11,237,232
Wachovia Corp.(a)	107,100	5,791,968
Wells Fargo & Co.	175,300	11,759,124

		134,348,031

Diversified Financials
Franklin Resources, Inc.	3,600	312,516

Diversified Telecommunication Services — 3.6%
AT&T, Inc.(a)	420,200	11,719,378
BellSouth Corp.	3,500	126,700
Cisco Systems, Inc.*	41,800	816,354
Corning, Inc.*	102,000	2,467,380
Motorola, Inc.	60,500	1,219,075
Sprint Nextel Corp.	200,700	4,011,993
Verizon Communications, Inc.	350,100	11,724,849

		32,085,729

Electric — 0.2%
Sierra Pacific Resources*(a)	131,300	1,838,200

Electric Utilities — 5.7%
American Electric Power Co., Inc.	108,400	3,712,700
CMS Energy Corp.*	163,700	2,118,278
Consolidated Edison, Inc.	41,900	1,862,036
Edison International	92,600	3,611,400
Entergy Corp.	35,800	2,532,850
FirstEnergy Corp.	32,000	1,734,720
FPL Group, Inc.(a)	218,000	9,020,840
General Electric Co.	534,600	17,620,416
Ingersoll-Rand Co. Ltd. (Class A Stock)	42,100	1,801,038
Northeast Utilities(a)	74,300	1,535,781
Pinnacle West Capital Corp.	17,100	682,461
PPL Corp.	28,900	933,470
Wisconsin Energy Corp.	26,100	1,051,830
Xcel Energy, Inc.	105,800	2,029,244

		50,247,064

Electronics — 0.2%
Fisher Scientific International, Inc.*(a)	25,500	1,862,775

Energy Equipment & Services — 0.2%
Weatherford International Ltd.	32,300	1,602,726

SEE NOTES TO FINANCIAL STATEMENTS.

B9

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Exchange Traded Fund — 0.2%
iShares Russell 1000 Value Index Fund	18,880	$1,380,506

Food & Staples Retailing — 0.4%
Safeway, Inc.	74,800	1,944,800
Sysco Corp.	14,800	452,288
Wal-Mart Stores, Inc.	28,700	1,382,479

		3,779,567

Food Products — 1.2%
Kellogg Co.	4,200	203,406
Kraft Foods, Inc. (Class A Stock)	174,800	5,401,320
Sara Lee Corp.	93,400	1,496,268
Unilever PLC, ADR (United Kingdom)	148,140	3,339,076

		10,440,070

Forest & Paper Products — 0.1%
Smurfit-Stone Container Corp.	6,000	65,640
Temple-Inland, Inc.	16,600	711,642

		777,282

Healthcare Equipment & Supplies
McKesson Corp.	800	37,824

Healthcare Providers & Services — 3.3%
Aetna, Inc.(a)	106,100	4,236,573
HCA, Inc.(a)	107,500	4,638,625
Laboratory Corp. of America Holdings*(a)	79,300	4,934,839
Quest Diagnostics, Inc.	69,500	4,164,440
Tenet Healthcare Corp.*(a)	293,600	2,049,328
UnitedHealth Group, Inc.	123,700	5,539,286
WellPoint, Inc.*	52,500	3,820,425

		29,383,516

Healthcare Supplies — 0.4%
Amgen, Inc.*	26,300	1,715,549
Baxter International, Inc.	7,100	260,996
Becton Dickinson & Co.	12,900	788,577
Zimmer Holdings, Inc.*	9,300	527,496

		3,292,618

Hotels & Motels
Starwood Hotels & Resorts Worldwide, Inc.	1,400	84,476

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp. (Panama)(a)	29,700	1,239,678
Harrah’s Entertainment, Inc.	38,027	2,706,762
Hilton Hotels Corp.	32,200	910,616

		4,857,056

Household Durables — 1.3%
Centex Corp(a)	49,500	2,489,850
Lennar Corp. (Class A Stock)(a)	178,400	7,915,608
Lennar Corp. (Class B Stock)	15,300	624,087
Mohawk Industries, Inc.*(a)	6,700	471,345

		11,500,890

Industrial Conglomerates — 1.6%
Eaton Corp.(a)	38,200	2,880,280
Tyco International Ltd.	407,400	11,203,500

		14,083,780

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Insurance — 7.9%
Allstate Corp. (The)	63,800	$3,491,774
AMBAC Financial Group, Inc.(a)	28,400	2,303,240
American International Group, Inc.	136,400	8,054,420
Assurant, Inc.	55,100	2,666,840
Chubb Corp.	29,300	1,462,070
CIGNA Corp.	11,200	1,103,312
Genworth Financial, Inc. (Class A Stock)	250,100	8,713,484
Hanover Insurance Group, Inc. (The)	46,100	2,187,906
Hartford Financial Services Group, Inc.	82,700	6,996,420
Lincoln National Corp.	41,900	2,364,836
MBIA, Inc.(a)	88,800	5,199,240
MetLife, Inc.(a)	170,200	8,715,942
Protective Life Corp.	23,700	1,104,894
St. Paul Travelers Cos., Inc.(The)	185,000	8,247,300
UnumProvident Corp.(a)	205,200	3,720,276
W.R. Berkely Corp.	46,600	1,590,458
XL Capital Ltd. (Class A Stock)	31,300	1,918,690

		69,841,102

Internet Services — 0.1%
eBay, Inc.	16,500	483,285

IT Consulting & Services — 0.4%
International Business Machines Corp.	48,200	3,702,724

IT Services — 1.3%
Electronic Data Systems Corp.(a)	482,300	11,604,138

Leisure Equipment & Products
Mattel, Inc.	5,800	95,758

Machinery — 0.5%
Deere & Co.	13,500	1,127,115
SPX Corp.(a)	54,000	3,021,300

		4,148,415

Media — 2.2%
CBS Corp. (Class B Stock)	156,500	4,233,325
Clear Channel Communications, Inc.	6,100	188,795
E.W. Scripps Co. (Class A Stock)	20,100	867,114
EchoStar Communications Corp. (Class A Stock)(a)	5,600	172,536
Gannett Co., Inc.(a)	96,800	5,414,024
News Corp. (Class A Stock)	163,700	3,139,766
Time Warner, Inc.	124,900	2,160,770
Viacom, Inc. (Class B Stock)*	83,900	3,006,976

		19,183,306

Metals & Mining — 1.2%
Alcoa, Inc.(a)	252,600	8,174,136
United States Steel Corp.	39,900	2,797,788

		10,971,924

Miscellaneous Manufacturers — 0.7%
3M Co.	73,600	5,944,672
Honeywell International, Inc.	11,400	459,420

		6,404,092

Multi-Utilities — 0.6%
Dynegy, Inc. (Class A Stock)*	33,600	183,792
Public Service Enterprise Group, Inc.	50,600	3,345,672
SCANA Corp.	35,900	1,385,022

		4,914,486

SEE NOTES TO FINANCIAL STATEMENTS.

B10

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Multiline Retail — 0.7%
Abercrombie & Fitch Co., (Class A Stock)	20,000	$1,108,600
Federated Department Stores, Inc.	107,100	3,919,860
Kohl’s Corp.*	10,700	632,584
Target Corp.	11,700	571,779

		6,232,823

Networking Products — 0.1%
Juniper Networks, Inc.*	55,700	890,643

Oil, Gas & Consumable Fuels — 13.2%
Anadarko Petroleum Corp.	63,800	3,042,622
Apache Corp.	88,800	6,060,600
BJ Services Co.	4,800	178,848
ChevronTexaco Corp.	339,900	21,094,194
ConocoPhillips	429,601	28,151,753
Devon Energy Corp.	177,800	10,740,898
Ecnana Corp.	34,000	1,789,760
El Paso Corp.	201,400	3,021,000
EOG Resources, Inc.	6,000	416,040
Exxon Mobil Corp.	402,600	24,699,510
Halliburton Co.	14,600	1,083,466
Hugoton Royalty Trust	—	—
Kerr-McGee Corp.	11,200	776,720
Occidental Petroleum Corp.	67,900	6,963,145
Schlumberger Ltd.	28,200	1,836,102
Tesoro Corp.	42,000	3,123,120
Valero Energy Corp.	48,100	3,199,612
XTO Energy, Inc.	16,500	730,455

		116,907,845

Paper & Forest Products — 0.4%
Weyerhaeuser Co.	57,900	3,604,275

Pharmaceuticals — 4.4%
Abbott Laboratories	54,100	2,359,301
Bristol-Meyers Squibb Co.	84,200	2,177,412
Eli Lilly & Co.	20,500	1,133,035
Merck & Co., Inc.	200,800	7,315,144
Pfizer, Inc.	682,200	16,011,234
Schering-Plough Corp.	51,300	976,239
Sepracor, Inc.(a)	26,100	1,491,354
Wyeth	170,700	7,580,787

		39,044,506

Real Estate Investment Trust — 2.4%
Apartment Investment & Management Co. (Class A Stock)(a)	62,300	2,706,935
Cresent Real Estate EQT Co.	35,700	662,592
Hospitality Properties Trust	30,200	1,326,384
Host Marriott Corp.(a)	172,300	3,768,201
Kilroy Realty Corp.(a)	12,100	874,225
Liberty Property Trust(a)	14,600	645,320
Mack-Cali Realty Corp.	23,100	1,060,752
New Century Financial Corp.	53,000	2,424,750
Plum Creek Timber Co.	44,900	1,593,950
ProLogis	94,300	4,914,916
Realty Income Corp.	19,200	420,480
Simon Property Group, Inc.	12,800	1,061,632

		21,460,137

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Restaurants — 0.1%
McDonald’s Corp.	22,400	$752,640

Retail — 0.5%
Borders Group, Inc.	160,100	2,955,446
Yum! Brands, Inc.	38,600	1,940,422

		4,895,868

Retail & Merchandising — 0.1%
Best Buy Co., Inc.	8,600	471,624
SUPERVALU, Inc.	12,600	386,820

		858,444

Savings & Loan — 0.4%
New York Community Bancorp.	8,000	132,080
Sovereign Bancorp, Inc.	184,485	3,746,890

		3,878,970

Semiconductors — 0.2%
Altera Corp.	22,800	400,140
Broadcom Corp., (Class A Stock)*	23,800	715,190
KLA-Tencor Corp.	4,600	191,222
Xilinx, Inc.	27,200	616,080

		1,922,632

Software — 2.1%
BMC Software, Inc.*	194,400	4,646,160
CA, Inc.	389,100	7,996,005
Microsoft Corp.	206,600	4,813,780
Oracle Corp.*(a)	81,800	1,185,282

		18,641,227

Specialty Retail — 1.7%
Home Depot, Inc.	200,600	7,179,474
JC Penney Co., Inc.	45,700	3,085,207
NIKE, Inc. (Class B Stock)	6,200	502,200
Nordstrom, Inc.	14,100	514,650
Staples, Inc.	153,200	3,725,824

		15,007,355

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.*	31,300	935,870
Jones Apparel Group, Inc.	72,800	2,314,312

		3,250,182

Thrifts & Mortgage Finance — 3.5%
Freddie Mac	281,900	16,071,119
Washington Mutual, Inc.	335,800	15,305,764

		31,376,883

Tobacco — 5.2%
Altria Group, Inc.	463,400	34,027,462
Imperial Tobacco Group ADR	22,700	1,401,498
UST, Inc.	242,400	10,954,056

		46,383,016

Transportation — 1.1%
CSX Corp.	41,400	2,916,216
FedEx Corp.	10,800	1,262,088
Norfolk Southern Corp.	106,300	5,657,286

		9,835,590

SEE NOTES TO FINANCIAL STATEMENTS.

B11

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Utilities — 0.9%
Duke Energy Corp.	118,200	$3,471,534
TXU Corp.	78,700	4,705,473

		8,177,007

TOTAL LONG-TERM INVESTMENTS (cost $787,107,505)		846,279,973

SHORT-TERM INVESTMENT — 13.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund —Taxable Money Market Series (cost $116,520,958; includes $79,334,062 of cash collateral for securities on loan)(b)(w) (Note 4)	116,520,958	116,520,958

TOTAL SHORT-TERM INVESTMENTS (cost $116,520,958)		116,520,958

TOTAL INVESTMENTS — 108.4% (cost $903,628,463)		962,800,931

LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (8.4)%		(75,017,036)

NET ASSETS — 100.0%		$887,783,895

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $76,938,590; cash collateral of $79,334,062 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Cash of $6,433,250 has been segregated with the custodian to cover requirements for open future contracts at June 30, 2006.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2006	Unrealized (Depreciation)
Long Positions:
62	S & P 500	Sep 06	$19,886,500	$19,830,700	$(55,800)

SEE NOTES TO FINANCIAL STATEMENTS.

B12

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Diversified Financial Services	15.1%
Oil, Gas & Consumable Fuels	13.2
Affiliated Money Market Mutual Fund (including 8.9% of collateral received for securities on loan)	13.1
Insurance	7.9
Electric Utilities	5.7
Tobacco	5.2
Pharmaceuticals	4.4
Diversified Telecommunication Services	3.6
Thrifts & Mortgage Finance	3.5
Healthcare Providers & Services	3.3
Real Estate Investment Trust	2.4
Media	2.2
Software	2.1
Specialty Retail	1.7
Aerospace/Defense	1.6
Chemicals	1.6
Commercial Banks	1.6
Industrial Conglomerates	1.6
Household Durables	1.3
IT Services	1.3
Food Products	1.2
Metals & Mining	1.2
Transportation	1.1
Beverages	0.9
Utilities	0.9
Cosmetics & Toiletries	0.8
Auto Components	0.7
Commercial Services & Supplies	0.7
Miscellaneous Manufacturers	0.7
Multiline Retail	0.7
Multi-Utilities	0.6
Hotels, Restaurants & Leisure	0.5
Machinery	0.5
Retail	0.5
Food & Staples Retailing	0.4
Healthcare Supplies	0.4
IT Consulting & Services	0.4
Paper & Forest Products	0.4
Savings & Loan	0.4
Textiles, Apparel & Luxury Goods	0.4
Automobile Manufacturers	0.3
Computers & Peripherals	0.3
Banks	0.2
Electric	0.2
Electronics	0.2
Energy Equipment & Services	0.2
Exchange Traded Fund	0.2
Semiconductors	0.2
Aerospace & Defense	0.1
Communication Equipment	0.1
Construction	0.1
Forest & Paper Products	0.1
Internet Services	0.1
Networking Products	0.1
Restaurants	0.1
Retail & Merchandising	0.1

108.4
Liabilities in excess of other assets	(8.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B13

SP LSV INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 96.3%		Value (Note 2)
COMMON STOCKS	Shares
Australia — 4.1%
AWB Ltd.	317,300	$1,020,955
Bluescope Steel Ltd.	500,700	2,957,966
Commonwealth Bank of Australia	178,500	5,890,708
CSR Ltd.	336,400	837,432
Qantas Airways Ltd.	1,009,600	2,220,698
Santos Ltd.	154,200	1,386,495
Telestra Corp. Ltd.	1,033,800	2,827,046

		17,141,300

Austria — 0.5%
Boehler-Uddeholm AG*	37,200	2,034,074

Belgium — 1.3%
Dexia	31,700	762,263
Fortis	135,200	4,603,333

		5,365,596

Denmark — 0.7%
Danske Bank SA	72,900	2,775,071

Finland — 1.1%
Rautaruukki Oyj	99,900	3,018,096
Upm-Kymmene Oyj	75,400	1,625,021

		4,643,117

France — 9.2%
Arkema	1,130	44,097
BNP Paribas SA	82,800	7,927,017
Ciments Francais SA*	10,300	1,711,331
CNP Assurances	20,000	1,901,948
Compagnie Generale des Establissements Michelin (Class B Stock)	64,300	3,865,418
Credit Agricole SA	142,800	5,433,790
Natexis Banques Populaires*	7,000	1,610,708
PSA Peugeot Citroen SA	51,800	3,223,297
Renault SA*	27,000	2,900,886
Schneider Electric, SA	24,100	2,512,247
Societe Generale	17,000	2,500,544
Total, Sa.	45,200	2,974,483
Valeo SA	58,100	2,068,869

		38,674,635

Germany — 6.5%
BASF AG	79,900	6,415,873
Bayer AG	43,100	1,981,267
Deutsche Bank AG*	43,700	4,918,716
Deutsche Telekom AG	131,300	2,112,677
MAN AG*	49,700	3,599,266
Salzgitter AG*	25,200	2,139,242
ThyssenKrup AG	119,900	4,105,398
TUI AG	90,200	1,787,087

		27,059,526

Hong Kong — 1.7%
Chaoda Modern Agriculture Holdings Ltd.*	2,593,000	1,619,310
CITIC International Financial Holding Ltd.	3,229,000	1,818,997
Citic Pacific Ltd.	609,000	1,795,720
Orient Overseas International Ltd.*	435,392	1,578,137

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Hong Kong (cont’d.)
Solomon Systech International Ltd.	1,347,000	$339,946

		7,152,110

Ireland — 0.6%
Irish Life & Permanent PLC	111,900	2,662,139

Italy — 4.1%
Banche Popolari Unite Scpa	66,200	1,712,938
Banco Popolare di Verona e Novara Scrl	94,000	2,518,834
Benetton Group SpA	176,900	2,642,764
Eni SpA	212,100	6,247,730
IFIL – Investments SpA	333,100	1,891,669
San Paolo – IMI SpA	134,800	2,384,513

		17,398,448

Japan — 23.9%
Alpine Electronics, Inc.	78,300	1,077,617
ALPS Electric Co. Ltd.	131,800	1,646,924
Asahi Breweries Ltd.	137,900	1,936,432
Asahi Kasei Corp.	314,000	2,049,615
Capcom Co. Ltd.	153,800	1,843,880
Cosmo Oil Co. Ltd.	382,000	1,719,067
Denki Kagaku Kogyo Kabushiki Kiasha	448,000	1,863,404
Fuji Heavy Industries, Ltd.	410,000	2,396,802
Hitachi Ltd.	423,000	2,794,373
Hokkaido Electric Power Co., Inc.	105,800	2,510,023
Hokuetsu Paper Mills Ltd.	263,000	1,535,163
Honda Motor Co. Ltd.	190,200	6,033,083
Hosiden Corp.	102,900	1,065,506
JS Group Corp.	61,400	1,290,344
Kaken Pharmaceutical Co. Ltd.	258,000	1,936,578
Kansai Electric Power Co., Inc. (The)	184,900	4,136,176
Kurabo Industries Ltd.	391,000	1,240,239
Kyowa Hakko Kogyo Co. Ltd.	235,000	1,583,231
Kyushu Electric Power Co., Inc.	73,200	1,701,433
Marubeni Corp.	320,600	1,708,895
Mitsubishi Chemical Holdings Corp.	322,000	2,011,797
New Oji Paper Co. Ltd.	339,000	1,928,425
Nihon Kohden Corp.	84,000	1,376,267
Nippon Oil Corp.	561,000	4,098,182
Nippon Telegraph and Telephone Corp.	1,200	5,882,559
Nippon Unipac Group, Inc.	689	2,817,651
Nipro Corp.	65,000	1,167,206
Nissan Motor Co. Ltd.	398,500	4,352,718
NSK Ltd.	256,000	2,122,894
NTT DoCoMo, Inc.	4,000	5,872,073
Okasan Holdings, Inc.	146,900	1,412,006
Osaka Gas Co. Ltd.	610,000	1,961,552
Rengo Co. Ltd.	223,000	1,685,556
Ricoh Co. Ltd.	114,000	2,236,368
Santen Pharmaceutical Co. Ltd.	53,200	1,264,453
Sanyo Electric Credit Co. Ltd.	60,000	1,266,166
Sumitomo Trust & Banking Co. Ltd. (The)	46,400	506,816
Takefuji Corp.	39,900	2,377,822
Tanabe Seiyaku Co. Ltd.	286,000	3,518,770

SEE NOTES TO FINANCIAL STATEMENTS.

B14

SP LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Japan (cont’d.)
Tohoku Electric Power Co., Inc.	77,500	$1,699,799
Toppan Printing Co, Ltd.	163,000	1,843,079
Toyota Motor Corp.	110,300	5,773,305
UNY Co. Ltd.	71,000	1,046,636

		100,290,885

Netherlands — 4.6%
ABN AMRO Holding NV	73,900	2,021,822
Aegon NV	156,000	2,667,741
ING Groep NV, ADR	138,100	5,428,051
Koninklijke (Royal) KPN NV	221,500	2,490,292
Oce NV	107,400	1,577,008
Royal Dutch Shell (Class A Stock)	154,600	5,200,593

		19,385,507

Norway — 1.0%
Norsk Hydro, Asa.	160,500	4,254,285

Portugal — 0.6%
EDP Energias de Portugal SA*	588,700	2,311,639

Singapore — 0.6%
MobileOne Ltd.*	1,256,000	1,642,556
Neptune Orient Lines Ltd.	862,000	985,703

		2,628,259

Spain — 4.1%
Banco Bilbao Vizcaya Argentaria SA	121,300	2,494,793
Banco Santander Central Hispano SA	265,000	3,870,791
Compania Espanola de Petroleos, SA (CEPSA)	18,261	1,303,306
Endesa SA	141,600	4,924,477
Repsol YPF SA	156,200	4,473,246
Union Fenosa SA	3,606	139,567

		17,206,180

Sweden — 2.1%
Electrolux AB, Series B	108,700	1,570,820
Husqvarna AB (B-Shares)	108,700	1,310,276
Nordea Bank AB	488,400	5,836,301

		8,717,397

Switzerland — 6.5%
Baloise Holding	44,700	3,435,087
Ciba Specialty Chemicals AG	5,600	312,167
Credit Suisse Group*	130,800	7,318,081
Georg Fischer AG*	4,900	2,104,208
Rieter Holdings AG	4,400	1,691,546
Swisscom AG	7,800	2,567,993
Syngenta AG*	17,100	2,272,913
UBS AG	23,900	2,619,607
Verwaltungs und Privat Bank AG*	7,900	1,675,249
Zurich Financial Services AG*	13,900	3,047,074

		27,043,925

United Kingdom — 23.1%
Alliance & Leicester PLC	125,900	2,714,637
AstraZeneca PLC	51,000	3,078,277
Aviva PLC	292,000	4,133,476
BAE SYSTEMS PLC	245,700	1,679,967
Barclays PLC	519,300	5,901,027

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
United Kingdom (cont’d.)
Boots Group PLC	125,271	$1,782,566
BP PLC	412,700	4,811,793
Bradford & Bingley PLC	354,800	3,049,232
BT Group PLC	1,506,500	6,665,128
Dairy Crest Group PLC	103,400	962,736
DSG International PLC	975,600	3,445,820
FirstGroup PLC	253,000	2,194,223
GKN PLC*	522,300	2,636,757
GlaxoSmithKline PLC	59,500	1,662,527
Hanson PLC	140,800	1,709,326
HBOS PLC	364,700	6,339,442
Imperial Chemical Industries PLC	278,600	1,870,144
Interserve PLC	339,100	2,382,861
Legal & General PLC	716,300	1,698,790
Lloyds TSB Group PLC	689,500	6,776,804
Northern Foods PLC	417,900	614,366
Northumbrian Water Group PLC	450,000	2,040,840
Old Mutual PLC*	591,800	1,786,552
Royal & Sun Alliance Insurance Group PLC	1,183,200	2,942,848
Royal Bank of Scotland Group PLC	140,400	4,616,218
Royal Dutch Shell PLC (Class B Stock)	263,100	9,200,254
Shanks Group PLC	196,257	616,966
Tate & Lyle PLC	168,200	1,883,335
Taylor Woodrow PLC	276,500	1,707,769
TT Electronics PLC*	327,500	1,120,393
Viridian Group PLC	91,890	1,625,327
Vodafone Group PLC	1,532,800	3,266,734

		96,917,135

TOTAL LONG-TERM INVESTMENTS (cost $339,878,016)		403,661,228

SHORT-TERM INVESTMENT — 2.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund —Taxable Money Market Series (cost $11,608,411)(w)(Note 4)	11,608,411	11,608,411

TOTAL INVESTMENTS — 99.1% (cost $351,486,427)		415,269,639
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		3,807,405

NET ASSETS — 100.0%		$419,077,044

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B15

SP LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of June, 30, 2006 were as follows:

Industry
Financial—Bank & Trust	23.1%
Oil, Gas & Consumable Fuels	11.2
Automobile Manufacturers	5.9
Telecommunications	5.8
Insurance	5.6
Utilities	4.7
Chemicals	4.5
Metals & Mining	3.9
Pharmaceuticals	3.1
Affiliated Money Market Mutual Fund	2.8
Electronic Components	2.2
Telecom — Cellular	2.2
Automotive Parts	2.0
Financial Services	1.9
Building Materials	1.3
Machinery & Equipment	1.3
Paper & Related Products	1.1
Transportation	1.1
Diversified Operations	1.0
Retail & Merchandising	1.0
Clothing & Apparel	0.9
Office Equipment	0.9
Foods	0.8
Paper & Forest Products	0.8
Insurance — Property Insurance	0.7
Oil & Gas	0.7
Commercial Banks	0.6
Electrical Equipment	0.6
Medical Supplies & Equipment	0.6
Airlines	0.5
Beverages	0.5
Forest Products & Paper	0.5
Aerospace	0.4
Business Services	0.4
Commercial Services	0.4
Construction	0.4
Consumer Products & Services	0.4
Diversified	0.4
Electric	0.4
Entertainment & Leisure	0.4
Farming & Agriculture	0.4
Retail	0.4
Software	0.4
Agriculture	0.3
Consumer Products	0.3
Environmental Services	0.2
Semiconductors	0.1

99.1
Other Assets In Excess of Liabilities	0.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B16

SP MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 1.1%
Monster Worldwide, Inc.*(a)	38,000	$1,621,080

Automobile Manufacturers — 1.0%
Thor Industries, Inc.	30,600	1,482,570

Biotechnology — 1.3%
Applera Corp. Applied Biosystems Group	57,000	1,843,950

Broadcasting — 0.6%
Univision Communications, Inc. (Class A Stock)*(a)	24,602	824,167

Building & Construction — 1.0%
Martin Marietta Materials, Inc.	15,000	1,367,250

Chemicals — 0.3%
Airgas, Inc.	4,300	160,175
Rohm & Haas Co.	4,000	200,480

		360,655

Commercial Banks — 0.3%
North Fork Bancorp, Inc.	12,500	377,125

Commercial Services — 5.2%
Alliance Data Systems Corp.*	17,900	1,052,878
Corporate Executive Board Co. (The)	18,100	1,813,620
Equifax, Inc.	13,300	456,722
Laureate Education, Inc.*	29,000	1,236,270
Pharmaceutical Product Development, Inc.	52,000	1,826,240
Weight Watchers International, Inc.*	26,400	1,079,496

		7,465,226

Computer Hardware — 9.0%
Affiliated Computer Services, Inc. (Class A Stock)*(a)	6,200	319,982
Apple Computer, Inc.*(a)	77,600	4,432,512
Cognizant Technology Solutions Corp. (Class A Stock)*	46,700	3,146,179
Perot Systems Corp. (Class A Stock)*	10,700	154,936
Sandisk Corp.*	23,500	1,198,030
Seagate Technology*	92,000	2,082,880
Western Digital Corp.*	79,000	1,564,990

		12,899,509

Computer Services & Software — 5.5%
BEA Systems, Inc.*	21,900	286,671
BMC Software, Inc.*(a)	71,300	1,704,070
Compuware Corp.*	153,700	1,029,790
Fiserv, Inc.*	10,300	467,208
Red Hat, Inc.*	70,000	1,638,000
Synopsys, Inc.*	144,000	2,702,880

		7,828,619

Construction — 0.9%
Shaw Group, Inc.*	46,000	1,278,800

Consumer Products & Services — 1.0%
Scotts Co. (The) (Class A Stock)	33,000	1,396,560

Distribution/Wholesale — 1.2%
WESCO International, Inc.*	24,100	1,662,900

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Drugs & Healthcare — 0.4%
Alkermes, Inc.*	9,500	$179,740
ARAMARK Corp. (Class B Stock)	10,700	354,277

		534,017

Electronic Components — 0.3%
Amphenol Corp. (Class A Stock)	4,400	246,224
PerkinElmer, Inc.	8,800	183,920

		430,144

Financial Services — 8.1%
Affiliated Managers Group, Inc.*(a)	4,450	386,661
Chicago Mercantile Exchange Holdings, Inc.(a)	3,450	1,694,467
Jefferies Group, Inc.	119,000	3,525,970
Nasdaq Stock Market, Inc.*(a)	84,000	2,511,600
Nuveen Investments, Inc. (Class A Stock)(a)	7,900	340,095
T. Rowe Price Group, Inc.	20,000	756,200
TD Ameritrade Holding Corp.	162,700	2,409,587

		11,624,580

Food — 1.0%
Whole Foods Market, Inc.	22,000	1,422,080

Healthcare Equipment & Supplies — 2.1%
Intuitive Surgical, Inc.(a)	25,200	2,972,844

Healthcare Services — 0.6%
Caremark Rx, Inc.*	8,500	423,895
Cerner Corp.*(a)	7,600	282,036
Omnicare, Inc.(a)	4,500	213,390

		919,321

Hotels, Restaurants & Leisure — 1.3%
International Game Technology	7,100	269,374
Marriott International, Inc. (Class A Stock)	41,000	1,562,920

		1,832,294

Insurance — 1.4%
Assurant, Inc.	40,200	1,945,680

Internet Services — 5.9%
Checkfree Corp.*	53,500	2,651,460
Electronic Data Systems Corp. (a)	98,000	2,357,880
Netease.com, Inc., ADR (China)*(a)	68,000	1,518,440
TIBCO Software, Inc.*	24,100	169,905
ValueClick, Inc.*	117,000	1,795,950

		8,493,635

Machinery & Equipment — 3.9%
JLG Industries, Inc.	165,600	3,726,000
Rockwell Automation, Inc.	26,200	1,886,662

		5,612,662

Manufacturing — 1.1%
Harsco Corp.	19,600	1,528,016

Medical Supplies & Equipment — 1.6%
Advanced Medical Optics*(a)	7,800	395,460
Fisher Scientific International, Inc.*(a)	7,600	555,180
Techne Corp.*	25,900	1,318,828

		2,269,468

SEE NOTES TO FINANCIAL STATEMENTS.

B17

SP MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Metals & Mining — 3.0%
Precision Castparts Corp.	24,000	$1,434,240
Titanium Metals Corp.*	39,200	1,347,696
United States Steel Corp.	21,500	1,507,580

		4,289,516

Miscellaneous Manufacturing — 2.0%
Trinity Industries, Inc.(a)	70,500	2,848,200

Oil, Gas & Consumable Fuels — 10.7%
BJ Services Co.	92,200	3,435,372
ENSCO International, Inc.	5,700	262,314
FMC Technologies, Inc.*	21,400	1,443,644
Helmerich & Payne, Inc.	42,400	2,555,024
Nabors Industries Ltd.*(a)	75,800	2,561,282
Oceaneering International, Inc.*	73,400	3,365,390
Range Resources Corp.	58,500	1,590,615

		15,213,641

Pharmaceuticals — 0.9%
Barr Pharmaceuticals, Inc.*	28,000	1,335,320

Retail & Merchandising — 5.9%
Best Buy Co., Inc.	7,950	435,978
Cheesecake Factory, Inc. (The)*	40,000	1,078,000
Circuit City Stores, Inc.*	66,000	1,796,520
Gamestop Corp.	14,000	588,000
Nordstrom, Inc.	60,500	2,208,250
Office Depot, Inc.*	49,000	1,862,000
Staples, Inc.	19,950	485,184

		8,453,932

Semiconductors — 8.7%
Advanced Mirco Devices, Inc.*(a)	80,000	1,953,600
Atmel Corp.*(a)	300,000	1,665,000
KLA-Tencor Corp.	8,100	336,717
MEMC Electronic Materials, Inc.*(a)	92,500	3,468,750
National Semiconductor Corp. (a)	58,300	1,390,455
NVIDIA Corp.*(a)	106,800	2,273,772
Tektronix, Inc.*	47,000	1,382,740

		12,471,034

Telecommunications — 7.8%
Amdocs Ltd.*	7,000	256,200
American Tower Corp. (Class A Stock)	61,500	1,913,880
Harris Corp.	83,200	3,453,632
NII Holdings, Inc.*(a)	61,200	3,450,456
Tellabs, Inc.*	160,000	2,129,600

		11,203,768

Transportation — 2.4%
Expeditors International Washington, Inc.(a)	60,600	3,394,206

Utilities — 1.5%
Consol Energy, Inc.	42,400	1,980,928
DPL, Inc.	7,100	190,280

		2,171,208

TOTAL LONG-TERM INVESTMENTS (cost $130,145,584)		141,373,977

SHORT-TERM INVESTMENT — 25.1%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $35,898,014; includes $34,708,452 of cash collateral for securities on loan) (b)(w) (Note 4)		$35,898,014

TOTAL INVESTMENTS — 124.1% (cost $166,043,598)		177,271,991

LIABILITIES IN EXCESS OF OTHER ASSETS — (24.1)%		(34,449,195)

NET ASSETS — 100.0%		$142,822,796

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $33,621,881; cash collateral of $34,708,452 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B18

SP MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Affiliated Money Market Mutual Fund (including 24.3% of collateral received for securities on loan)	25.1%
Oil, Gas & Consumable Fuels	10.7
Computer Hardware	9.0
Semiconductors	8.7
Financial Services	8.1
Telecommunications	7.8
Internet Services	5.9
Retail & Merchandising	5.9
Computer Services & Software	5.5
Commercial Services	5.2
Machinery & Equipment	3.9
Metals & Mining	3.0
Transportation	2.4
Healthcare Equipment & Supplies	2.1
Miscellaneous Manufacturing	2.0
Medical Supplies & Equipment	1.6
Utilities	1.5
Insurance	1.4
Biotechnology	1.3
Hotels, Restaurants & Leisure	1.3
Distribution/Wholesale	1.2
Advertising	1.1
Manufacturing	1.1
Automobile Manufacturers	1.0
Building & Construction	1.0
Consumer Products & Services	1.0
Food	1.0
Construction	0.9
Pharmaceuticals	0.9
Broadcasting	0.6
Healthcare Services	0.6
Drugs & Healthcare	0.4
Chemicals	0.3
Commercial Banks	0.3
Electronic Components	0.3

124.1
Liabilities in excess of other assets	(24.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B19

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 88.4% CORPORATE BONDS — 88.1%	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Aerospace & Defense — 1.0%
Armor Holdings, Inc., Sr. Sub. Notes	B1	8.25%	08/15/13	$1,000	$1,035,000
DRS Technologies, Inc., Gtd. Notes	B3	7.625%	02/01/18	1,000	995,000
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	300	304,500
L-3 Communications Corp., Sr. Sub. Notes	Ba3	6.375%	10/15/15	475	453,625

					2,788,125

Airlines — 0.6%
Delta Air Lines, Inc., Pass-Through Certs., Series 00-1(i)	Ba2	7.379%	05/18/10	317	317,214
Delta Air Lines, Inc., Pass-Through Certs., Series 00-1(i)	Ba2	7.57%	11/18/10	500	501,875
United AirLines, Inc., Pass-Through Certs., Series 01-1(g)	NR	6.201%	09/01/08	471	471,460
United AirLines, Inc., Pass-Through Certs., Series 01-1(g)	NR	6.602%	09/01/13	277	278,240
US Airways Group, Inc., 1993 A Pass-Through Cert.	D(d)	9.625%	09/01/24	95	340

					1,569,129

Apparel — 1.2%
Quiksilver, Inc., Gtd. Notes	B1	6.875%	04/15/15	1,875	1,743,750
Russell Corp., Gtd. Notes	B2	9.25%	05/01/10	1,500	1,569,375

					3,313,125

Automotive — 3.2%
Arvin Capital I, Gtd. Notes	B1	9.50%	02/01/27	750	757,500
ArvinMeritor, Inc., Notes	Ba3	8.75%	03/01/12	1,890	1,842,750
Cooper-Standard Automotive, Inc., Gtd. Notes	B3	7.00%	12/15/12	1,250	1,118,750
General Motors Corp., Debs.	Caa1	8.25%	07/15/23	1,200	945,000
Tenneco Automotive, Inc., Sec’d. Notes, 144A	B3	8.625%	11/15/14	1,400	1,396,500
Tenneco Automotive, Inc., Sr. Sub. Notes	B2	10.25%	07/15/13	875	959,219
TRW Automotive, Inc., Sr. Notes	Ba3	9.375%	02/15/13	1,565	1,662,812

					8,682,531

Cable — 6.0%
CanWest Media, Inc., Gtd. Notes (Canada)(l)	B2	8.00%	09/15/12	950	940,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	B3	8.75%	11/15/13	2,370	2,310,750
Charter Communications Operating LLC, Sr. Notes, 144A	B2	8.00%	04/30/12	350	348,250
Charter Communications Operating LLC, Sr. Notes, 144A	B2	8.375%	04/30/14	1,415	1,416,769
CSC Holdings, Inc., Sr. Notes	B2	8.125%	07/15/09	800	814,000
CSC Holdings, Inc., Sr. Notes, Series. B	B2	7.625%	04/01/11	2,675	2,675,000
DirecTV Holdings LLC, Gtd. Notes	Ba2	6.375%	06/15/15	1,135	1,047,038
Echostar DBS Corp., Gtd. Notes, 144A	Ba3	7.125%	02/01/16	2,460	2,367,750
Echostar DBS Corp., Sr. Notes	Ba3	6.625%	10/01/14	1,375	1,292,500
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%	07/15/13	1,550	1,637,187
Rogers Cable, Inc., Sec’d. Notes, 144A (Canada)(l)	Ba2	6.75%	03/15/15	1,315	1,252,537

					16,102,281

Capital Goods—Others — 0.1%
Dresser-Rand Group, Inc., Sr. Sub. Notes. (Canada)(l)	B2	7.375%	11/01/14	396	378,180

Chemicals — 3.0%
Equistar Chemicals LP, Notes	B2	8.75%	02/15/09	1,025	1,058,312
Ineos Group Holdings, PLC., Notes (United Kingdom)(l)	B2	8.50%	02/15/16	850	795,813
Nalco Co., Sr. Notes	B2	7.75%	11/15/11	1,200	1,197,000
Nalco Co., Sr. Sub. Notes	Caa1	8.875%	11/15/13	850	856,375
PQ Corp., Co. Gtd. Notes	B3	7.50%	02/15/13	1,000	940,000
Rhodia SA, Sr. Notes (Luxembourg)	B3	8.00%	06/01/10	EUR1,000	1,327,015
Rockwood Specialties Group, Inc., Sub. Notes	B3	7.50%	11/15/14	$2,075	2,033,500

					8,208,015

SEE NOTES TO FINANCIAL STATEMENTS.

B20

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Containers — 2.6%
Crown Americas, Inc., Sr. Notes	B1	7.625%	11/15/13	$350	$343,875
Crown Americas, Inc., Sr. Notes, 144A	B1	7.75%	11/15/15	1,125	1,108,125
Greif, Inc., Gtd. Notes	B1	8.875%	08/01/12	500	526,250
Jefferson Smurfit Corp. US, Gtd. Notes	B2	7.50%	06/01/13	800	716,000
Jefferson Smurfit Corp. US, Gtd. Notes	B2	8.25%	10/01/12	875	820,313
Norampac, Inc., Sr. Notes (Canada)(i)(l)	B1	6.75%	06/01/13	800	720,000
Owens Brockway Glass Container, Inc., Notes	B1	8.75%	11/15/12	150	156,188
Owens-Brockway Glass Container, Inc., Sr. Notes, 144A	B2	6.75%	12/01/14	1,275	1,182,562
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	8.375%	07/01/12	500	472,500
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	9.75%	02/01/11	859	882,622

					6,928,435

Distribution/Wholesale — 0.9%
Aviall, Inc., Sr. Notes	Ba3	7.625%	07/01/11	875	912,188
Buhrmann US, Inc., Sr. Sub. Notes	B2	8.25%	07/01/14	1,500	1,492,500

					2,404,688

Diversified Operations — 0.5%
Invensys PLC, Sr. Notes, 144A (United Kingdom)(l)	B3	9.875%	03/15/11	700	759,500
Trinity Industries, Inc., Sr. Notes	Ba2	6.50%	03/15/14	700	682,500

					1,442,000

Electronic Components — 0.3%
Solectron Global Finance Ltd., Sr. Sub. Notes, 144A	B3	8.00%	03/15/16	950	935,750

Entertainment — 0.4%
Choctaw Resort Development Enterprise, Sr. Notes, 144A	B1	7.25%	11/15/19	1,000	980,000

Financials — 10.6%
AES Ironwood LLC, Sec’d. Notes, Series. A	B2	8.857%	11/30/25	1,431	1,545,430
AES Red Oak LLC, Sec’d. Notes	B2	8.54%	11/30/19	1,002	1,056,863
BCP Crystal US Holdings Corp., Sr. Sub. Notes	B3	9.625%	06/15/14	1,500	1,627,500
Chukchansi Economic Development Authority, Sr. Notes, 144A	B2	8.00%	11/15/13	1,000	1,006,250
Eircom Funding, Gtd. Notes (Ireland)(l)	B1	8.25%	08/15/13	800	848,000
Ford Motor Co., Notes	Ba3	7.45%	07/16/31	1,000	722,500
Ford Motor Credit Co., Bonds	Ba2	7.375%	02/01/11	5,140	4,602,449
Ford Motor Credit Co., Notes	Ba2	7.00%	10/01/13	975	839,122
Ford Motor Credit Co., Notes	Ba2	7.375%	10/28/09	185	171,040
Ford Motor Credit Co., Notes	Ba2	7.875%	06/15/10	2,000	1,844,984
Ford Motor Credit Co., Sr. Notes	Ba2	7.25%	10/25/11	175	155,238
General Motors Acceptance Corp., Bonds	Ba1	6.00%	04/01/11	990	900,696
General Motors Acceptance Corp., Bonds	Ba1	8.00%	11/01/31	1,675	1,609,926
General Motors Acceptance Corp., Notes	Ba1	6.875%	09/15/11-08/28/12	3,125	2,966,461
General Motors Acceptance Corp., Notes	Ba1	7.00%	02/01/12	1,600	1,518,720
General Motors Acceptance Corp., Notes	Ba1	7.25%	03/02/11	1,350	1,308,836
JET Equipment Trust, 144A(g)(i)	NR	10.00%	06/15/12	245	236,475
JET Equipment Trust, Notes(i)	NR	7.628%	08/15/12	70	53,433
JSG Funding PLC, Sr. Notes (Ireland)	B3	9.625%	10/01/12	2,675	2,755,250
KRATON Polymers LLC, Gtd. Notes, 144A	Caa1	8.125%	01/15/14	1,875	1,860,938
Universal City Florida Holding Co. I/II, Sr. Notes	B3	8.375%	05/01/10	950	954,750
Universal City Florida Holding Co. I/II, Sr. Notes(c)	B3	9.899%	05/01/10	50	51,625

					28,636,486

Food & Beverage — 0.9%
Delhaize America, Inc., Gtd. Notes	Ba1	9.00%	04/15/31	1,405	1,540,737
Ingles Markets, Inc., Gtd. Notes	B3	8.875%	12/01/11	975	1,020,094

					2,560,831

Forest & Paper Products — 4.0%
Abitibi-Consolidated Co. of Canada, Gtd. Notes (Canada)(l)	B1	8.375%	04/01/15	1,625	1,482,812
Abitibi-Consolidated, Inc., Debs. (Canada)(l)	B1	8.85%	08/01/30	860	726,700

SEE NOTES TO FINANCIAL STATEMENTS.

B21

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Forest & Paper Products (cont’d.)
Abitibi-Consolidated, Inc., Notes (Canada)(l)	B1	8.55%	08/01/10	$1,350	$1,279,125
Bowater Canada Finance, Gtd. Notes (Canada)(l)	B1	7.95%	11/15/11	725	688,750
Bowater, Inc., Notes	B1	6.50%	06/15/13	500	435,000
Cascades, Inc., Sr. Notes (Canada)(l)	Ba3	7.25%	02/15/13	1,500	1,387,500
Georgia-Pacific Corp., Debs.	B2	7.375%	12/01/25	3,625	3,280,625
Georgia-Pacific Corp., Sr. Notes	B2	8.00%	01/15/24	800	756,000
Smurfit Capital Funding PLC, Debs. (Ireland)(l)	B1	7.50%	11/20/25	700	637,000

					10,673,512

Gaming — 4.8%
Boyd Gaming Corp., Sr. Sub. Notes	B1	7.125%	02/01/16	1,700	1,642,625
Mandalay Resort Group, Sr. Sub. Debs.	Ba3	7.625%	07/15/13	980	970,200
MGM Mirage, Inc., Gtd. Notes	Ba2	6.625%	07/15/15	2,000	1,865,000
MGM Mirage, Inc., Gtd. Notes	Ba2	8.50%	09/15/10	1,250	1,298,437
MGM Mirage, Inc., Sr. Notes, 144A	Ba2	6.75%	04/01/13	425	405,344
Mirage Resorts, Inc., Debs.	Ba2	7.25%	08/01/17	500	478,750
Seneca Gaming Corp., Sr. Notes	B1	7.25%	05/01/12	610	590,938
Seneca Gaming Corp., Sr. Unsec`d. Notes	B1	7.25%	05/01/12	500	484,375
Station Casinos, Inc., Sr. Sub. Notes, 144A	B1	6.50%	02/01/14	975	906,750
Station Casinos, Inc., Sr. Sub. Notes, 144A	B1	6.625%	03/15/18	600	543,000
Wynn Las Vegas LLC, 1st Mortgage, 144A	B2	6.625%	12/01/14	3,900	3,675,750

					12,861,169

Hospitals/Hospital Management — 5.9%
DaVita, Inc., Sr. Sub. Notes	B3	7.25%	03/15/15	1,805	1,732,800
Extendicare Health Services, Inc., Gtd. Notes	B1	9.50%	07/01/10	1,000	1,043,750
Fresenius Medical Care Capital Trust, Gtd. Notes	B1	7.875%	06/15/11	1,925	1,944,250
Fresenius Medical Care Capital Trust II, Gtd. Notes	B1	7.875%	02/01/08	500	507,500
HCA, Inc., Debs.	Ba2	7.19%	11/15/15	200	192,756
HCA, Inc., Notes	Ba2	6.75%	07/15/13	2,000	1,909,856
HCA, Inc., Notes	Ba2	7.69%	06/15/25	681	643,538
HCA, Inc., Sr. Notes	Ba2	6.95%	05/01/12	825	805,306
Rotech Healthcare, Inc., Gtd. Notes	B3	9.50%	04/01/12	2,775	2,310,187
Tenet Healthcare Corp., Sr. Unsec’d. Notes	B3	7.375%	02/01/13	1,900	1,733,750
Triad Hospitals, Inc., Sr. Sub. Notes	B3	7.00%	11/15/13	2,050	1,993,625
VWR International, Inc., Sr. Notes	B3	6.875%	04/15/12	1,300	1,241,500

					16,058,818

Lodging — 0.8%
Host Marriott LP, Sr. Notes	Ba2	7.00%	08/15/12	800	793,000
Host Marriott LP, Sr. Notes	Ba2	7.125%	11/01/13	875	871,719
Host Marriott LP, Sr. Notes, 144A	Ba2	6.75%	06/01/16	500	476,875

					2,141,594

Machinery — 0.9%
Chart Industries, Inc./Pre First Reserve Fund X LP, Sr. Sub. Notes, 144A	B3	9.125%	10/15/15	1,000	1,020,000
VWR International, Inc., Sr. Sub. Notes, 144A(i)	Caa1	8.00%	04/15/14	1,500	1,456,875

					2,476,875

Manufacturing — 0.8%
Dresser, Inc., Gtd. Notes	B2	9.375%	04/15/11	2,190	2,222,850

Media — 1.6%
Lighthouse International Co. SA, Gtd. Notes, 144A (Luxembourg)	B2	8.00%	04/30/14	EUR2,320	3,130,604
Unity Media GmbH, Sr. Notes, 144A (Germany)(l)	Caa2	10.375%	02/15/15	$ 450	429,750
UPC Holding BV, Sr. Notes (Netherlands)	B3	7.75%	01/15/14	EUR 675	811,557

					4,371,911

SEE NOTES TO FINANCIAL STATEMENTS.

B22

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Metals & Mining — 0.7%
Novelis, Inc., Sr. Notes, 144A (Canada)(l)	B1	7.25%	02/15/15	$850	$816,000
Peabody Energy Corp., Gtd. Notes	B2	6.875%	03/15/13	1,000	982,500

					1,798,500

Office Equipment — 0.9%
Xerox Capital Trust I, Gtd. Notes	Ba3	8.00%	02/01/27	1,300	1,304,875
Xerox Corp., Debs.	Ba2	7.20%	04/01/16	150	150,375
Xerox Corp., Sr. Unsec’d. Notes	Ba2	6.40%	03/15/16	950	896,563

					2,351,813

Oil & Gas Exploration/Production — 7.6%
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.75%	01/15/15	300	300,750
Chesapeake Energy Corp., Sr. Notes	Ba2	6.375%	06/15/15	625	579,688
Chesapeake Energy Corp., Sr. Notes	Ba2	7.00%	08/15/14	500	483,750
Chesapeake Energy Corp., Sr. Notes	Ba2	7.50%	06/15/14	1,150	1,147,125
Chesapeake Energy Corp., Sr. Unsec’d. Notes	Ba2	7.625%	07/15/13	300	301,875
El Paso Corp., Debs., 144A	B2	7.75%	01/15/32	400	389,500
El Paso Corp., Sr. Notes	B2	7.80%	08/01/31	675	655,594
El Paso Corp., Sr. Notes	B2	8.05%	10/15/30	1,535	1,538,837
El Paso Production Holding Co., Gtd. Notes	B1	7.75%	06/01/13	5,235	5,274,262
Encore Acquisition Co., Gtd. Notes	B2	7.25%	12/01/17	75	72,000
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25%	04/15/14	525	483,000
Hanover Compressor Co., Sr. Notes	B3	9.00%	06/01/14	1,200	1,254,000
Hanover Equipment Trust, Sec’d. Notes	B2	8.50%	09/01/08	320	328,000
Newpark Resources, Gtd. Notes	B2	8.625%	12/15/07	1,075	1,075,000
Pogo Producing Co. Sr. Sub. Notes	B2	7.875%	05/01/13	400	401,000
Roseton/Danskammer, Gtd. Notes	B2	7.67%	11/08/16	675	673,313
Roseton/Danskammer, Pass-Through Certs.	B2	7.27%	11/08/10	2,200	2,200,000
Semgroup LP, Sr. Notes	B1	8.75%	11/15/15	450	447,750
Williams Cos., Inc., Notes	B2	7.875%	09/01/21	3,000	3,045,000

					20,650,444

Personal Services — 0.4%
Corrections Corp. of America, Gtd. Notes	Ba3	6.75%	01/31/14	1,000	960,000

Printing & Publishing — 1.4%
Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes	B2	9.875%	08/15/13	2,397	2,597,737
R.H. Donnelley Corp., Sr. Disc. Notes, 144A	Caa1	6.875%	01/15/13	175	161,000
R.H. Donnelley Corp., Sr. Notes, 144A	Caa1	8.875%	01/15/16	1,000	1,008,750

					3,767,487

Real Estate Investment Trust — 0.4%
Forest City Enterprises, Inc., Sr. Notes	Ba3	7.625%	06/01/15	1,000	1,007,500

Retail — 2.8%
Amerigas Partners LP/ AmeriGas Eagle Finance Corp., Sr. Notes	B1	7.125%	05/20/16	1,025	960,938
Amerigas Partners LP, Sr. Unsec’d. Notes(g)	B1	7.25%	05/20/15	1,850	1,748,250
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Notes	Ba3	6.75%	05/01/14	1,825	1,729,187
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes	B2	8.75%	06/15/12	1,400	1,421,000
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	1,825	1,706,375

					7,565,750

Semi-Conductors — 0.3%
Sensata Technologies BV (Netherlands)(l)	B2	8.00%	05/01/14	725	699,625

Technology — 1.0%
Sanmina-SCI Corp., Sr. Sub. Notes	B1	8.125%	03/01/16	850	828,750
Sungard Data Systems, Inc., Sr. Unsec’d. Notes, 144A	B3	9.125%	08/15/13	1,750	1,815,625

					2,644,375

SEE NOTES TO FINANCIAL STATEMENTS.

B23

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Telecommunications — 11.4%
American Cellular Corp., Sr. Notes	B3	10.00%	08/01/11	$875	$920,937
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375%	01/15/14	2,200	2,167,000
Citizens Communications Co., Debs.	Ba3	7.00%	11/01/25	50	41,375
Citizens Communications Co., Sr. Notes	Ba3	9.00%	08/15/31	1,125	1,139,062
Hawaiian Telecom Communications, Inc., Sr. Sub. Notes, 144A	B3	9.75%	05/01/13	1,300	1,322,750
Insight Midwest LP/ Insight Capital, Inc., Sr. Notes	B2	9.75%	10/01/09	1,300	1,326,000
Intelsat Bermuda Ltd., Co. Gtd. (Bermuda)(l)	B2	9.25%	06/15/16	675	696,938
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)(l)	B2	8.625%	01/15/15	1,600	1,604,000
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)(c)(l)	B2	9.609%	01/15/12	800	808,000
Intelsat Subsidiary Holding Co. Ltd., Sr. Notes, 144A (Bermuda)(l)	B2	8.25%	01/15/13	325	322,563
Mobile Telesystems Finance SA, Gtd. Notes (Luxembourg)(l)	Ba3	8.375%	10/14/10	500	499,750
Mobile Telesystems Finance SA, Gtd. Notes, 144A (Luxembourg)(l)	Ba3	8.00%	01/28/12	350	341,688
Nordic Tel Co. Holdings,. Sr. Notes (Denmark)(l)	B2	8.875%	05/01/16	800	822,000
Nortel Networks Ltd., Co. Gtd. Notes (United Kingdom)(l)	B3	10.125%	07/15/13	500	508,750
Northwestern Bell Telephone, Debs.	Ba3	7.75%	05/01/30	750	712,500
Qwest Capital Funding, Inc., Gtd. Notes	B3	7.90%	08/15/10	500	497,500
Qwest Communications International, Inc., Gtd. Notes	B2	7.25%	02/15/11	2,000	1,940,000
Qwest Communications International, Inc., Gtd. Notes	B2	7.50%	02/15/14	6,330	6,171,750
Qwest Corp., Debs.	Ba3	7.50%	06/15/23	500	468,750
Qwest Corp., Notes	Ba3	8.875%	03/15/12	2,350	2,479,250
Rogers Wireless, Inc., Sec’d. Notes Sec’d. Notes (Canada)(l)	Ba3	7.50%	03/15/15	1,005	1,015,050
Rogers Wireless, Inc., Sr. Sub. Notes (Canada)(l)	B2	8.00%	12/15/12	580	593,050
Rural Cellular Corp., Sr. Notes, 144A	Caa1	9.875%	02/01/10	1,450	1,491,687
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%	02/15/14	1,350	1,383,750
Time Warner Telecom Holdings, Inc., Sec’d. Notes(c)	B1	9.17%	02/15/11	200	202,500
Wind Acquisition Finance SA, Gtd. Notes, 144A (Luxembourg)	B2	10.75%	12/01/15	600	637,500
Windstream Corp., Sr. Notes	Ba3	8.625%	08/01/16	650	664,625

					30,778,725

Tobacco — 1.2%
Alliance One International, Inc., Gtd. Notes	B3	11.00%	05/15/12	650	617,500
Reynolds American, Inc., 144A	Ba2	7.25%	06/01/13	875	855,312
Reynolds American, Inc., 144A	Ba2	7.625%	06/01/16	550	537,625
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes	Ba2	7.25%	06/01/12	1,190	1,166,200

					3,176,637

Transportation — 1.2%
Hertz Corp., Sr. Notes, 144A	B1	8.875%	01/01/14	1,425	1,460,625
Horizon Lines LLC, Gtd. Notes	B3	9.00%	11/01/12	1,671	1,696,065

					3,156,690

Utilities — 7.1%
AES Corp., Sec’d. Notes, 144A	Ba3	8.75%	05/15/13	1,900	2,033,000
CMS Energy Corp., Sr. Notes	B1	2.875%	12/01/24	1,500	1,599,375
CMS Energy Corp., Sr. Notes	B1	6.30%	02/01/12	700	661,500
CMS Energy Corp., Sr. Unsec’d. Notes	B1	6.875%	12/15/15	1,000	950,000
Homer City Funding LLC, Gtd. Notes	Ba2	8.734%	10/01/26	1,475	1,637,361
IPALCO Enterprises, Inc., Sec’d. Notes	Ba1	8.625%	11/14/11	350	371,000
Midwest Generation LLC, Pass-Through Certs.	B1	8.56%	01/02/16	1,179	1,238,187
Midwest Generation LLC, Sec’d. Notes	Ba3	8.75%	05/01/34	1,000	1,060,000
MSW Energy Holdings II LLC/ MSW Energy Finance Co. II, Inc., Gtd. Notes	Ba3	7.375%	09/01/10	500	500,000
NRG Energy, Inc., Sr. Notes	B1	7.25%	02/01/14	725	706,875
NRG Energy, Inc., Sr. Notes	B1	7.375%	02/01/16	1,400	1,365,000
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	1,000	1,050,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certs.	B1	9.237%	07/02/17	394	425,787
Reliant Energy, Inc., Sec’d. Notes	B2	6.75%	12/15/14	2,075	1,909,000
Sierra Pacific Resources, Notes	B1	8.625%	03/15/14	1,000	1,059,346

SEE NOTES TO FINANCIAL STATEMENTS.

B24

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Utilities (cont’d.)
South Point Energy Center LLC/Broad River Energy LlLC/Rockgen Energy LLC, Gtd. Notes, 144A(i)	NR	8.40%	05/30/12	$1,921	$1,825,278
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	Ba2	7.00%	06/30/21	813	792,207

					19,183,916

Waste Management — 1.6%
Allied Waste North America, Notes	B2	7.125%	05/15/16	650	612,625
Allied Waste North America, Sr. Notes	B2	7.25%	03/15/15	2,100	2,005,500
Allied Waste North America, Sr. Notes	B2	7.875%	04/15/13	1,725	1,725,000

					4,343,125

TOTAL CORPORATE BONDS (cost $242,326,042)					237,820,892

PREFERRED STOCKS — 0.2%				Shares
Oil & Gas Exploration/Production — 0.2%
Chesapeake Energy Corp., 4.5%, CVT (cost $399,676)				4,000	375,000

MUNICIPALS — 0.1%				Principal Amount (000)
Telecommunications — 0.1%
Nortel Networks Ltd. (Canada) (cost $275,000)	B3	10.75%	07/15/16	$275	279,812

FOREIGN GOVERNMENT BONDS
Federal Republic of Brazil, Notes (Brazil)	Ba3	8.75%	02/04/25	25	27,438
Federal Republic of Brazil, Bonds (Brazil)	Ba3	8.875%	10/14/19	25	27,850

TOTAL FOREIGN GOVERNMENT BONDS (cost $57,773)					55,288

TOTAL LONG-TERM INVESTMENTS (cost $243,058,491)					238,530,992

SHORT-TERM INVESTMENTS — 11.1%
BANK NOTES(n) — 6.3%
Charter Communications Term B		7.755%	04/25/13	1,000	1,003,493
CSC Holdings, Inc.		6.58%	02/24/13	571	569,226
CSC Holdings, Inc.		6.67%	02/24/13	857	853,840
CSC Holdings, Inc.		6.74%	02/24/13	571	569,226
Goodyear Tire & Rubber Co.		7.06%	04/01/10	1,500	1,508,125
Headwaters, Inc.		6.43%	04/30/11	674	676,326
Healthsouth Corp.		8.15%	02/02/13	1,250	1,251,228
Hertz Corp.		5.00%	12/21/12	998	1,001,031
Invensys Second Lien		8.529%	12/30/09	500	506,250
Koch Forest Products, Inc.		8.019%	12/23/13	999	1,009,278
Nordic Telephone		5.707%	11/30/13-11/30/14	1,000	1,295,465
Nortel Networks, Inc.		5.125%	02/15/07	800	799,500
NRG Energy, Inc.		9.75%	09/30/12-09/30/12	2,000	2,003,865
Reliant Energy		5.054%	04/30/10	136	135,914
Roundy’s Inc.		7.34%	11/01/11	998	1,005,085
Sigmakalon		4.58%	06/30/12	1,000	1,279,171
UPC Broadband Holding		7.108%	03/31/13-12/31/13	1,500	1,499,464

TOTAL BANK NOTES (cost $16,781,651)					16,966,487

COMMERCIAL PAPER — 4.2%
Bank of Ireland		5.10%	08/23/06	4,200	4,168,147
Dexia Delaware LLC		5.08%	08/07/06	2,300	2,287,873
Societe Generale		5.04%	08/08/06	2,700	2,685,294
Societe Generale		5.055%	08/15/06	200	198,692

SEE NOTES TO FINANCIAL STATEMENTS.

B25

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

SHORT-TERM INVESTMENTS (Continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
COMMERCIAL PAPER (cont’d.)
Societe Generale	5.245%	08/08/06	$1,600	$1,591,142
Total Fina Elf Capital	5.27%	07/03/06	500	499,854

TOTAL COMMERCIAL PAPER (cost $11,431,824)				11,431,002

AFFILIATED MONEY MARKET MUTUAL FUND — 0.5%			Shares
Dryden Core Investment Fund — Taxable Money Market Series (cost $1,292,340) (Note 4)(w)			1,292,340	1,292,340

U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%			Principal Amount (000)
U.S. Treasury Bills	4.795%	09/14/06	$25	24,759
U.S. Treasury Bills	4.796%	09/14/06	20	19,808
U.S. Treasury Bills	4.805%	09/14/06	205	203,030
U.S. Treasury Bills	4.825%	09/14/06	20	19,808

TOTAL U.S. TREASURY OBLIGATIONS (cost $267,298)				267,405

TOTAL SHORT-TERM INVESTMENTS (cost $29,773,113)				29,957,234

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 99.5% (cost $272,831,604; Note 6)				268,488,226

OUTSTANDING OPTION WRITTEN			Contracts
Call Options
U.S. Treasury Note Futures, expiring 08/25/06 @ $108			250	(7,813)
U.S. Treasury Note Futures, expiring 09/30/06 @ $107			19	(1,781)

				(9,594)

Put Options
U.S. Treasury Note Futures, expiring 08/25/06 @ $102			19	(891)
U.S. Treasury Note Futures, expiring 08/25/06 @ $103			250	(35,156)

				(36,047)

TOTAL OUTSTANDING OPTION WRITTEN (premium received $173,595)				$(45,641)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 99.5% (cost $272,658,009)				268,442,585
OTHER ASSETS IN EXCESS OF LIABILITIES(u) — 0.5%				1,355,741

NET ASSETS — 100.0%				$269,798,326

The following abbreviations are used in portfolio descriptions:

144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
CVT	Convertible Security
NR	Not Rated by Moodys or Standard & Poor’s
EUR	Euro

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(l)	US$ Denominated Foreign Bonds.

SEE NOTES TO FINANCIAL STATEMENTS.

B26

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

(n)	Rates shown are the effective yields at purchase date.

(u)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2006:

Sale Contracts	Value at Settlement Date	Current Value	Unrealized Depreciation
EUR 1,015,000, expiring 07/20/06	$1,280,206	$1,300,171	$(19,965)
EUR 4,922,000, expiring 07/20/06	6,191,472	6,304,867	(113,395)

			$(133,360)

Securities or a portion thereof with an aggregate market value of $267,405 have been segregated with the custodian to cover margin requirements for future contracts open at June 30, 2006.

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation (Depreciation)
Long Positions:
94	90 Day Euro Dollar	Dec 06	$22,373,550	$22,185,175	$(188,375)
Short Positions:
14	10 Year U.S. Treasury Notes	Sep 06	1,474,265	1,468,031	6,234

					$(182,141)

Interest rate swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Lehman Brothers(1)	12/15/07	8,700,000	5.00%	3 month LIBOR	$(35,792)
Lehman Brothers(2)	12/20/16	$1,100,000	5.00%	3 month LIBOR	19,125

					$(16,667)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.(1)	06/20/07	$2,000,000	3.40%	Ford Motor Credit Co., 7.00%, due 10/01/13	$10,665
UBS AG(1)	09/20/06	1,000,000	5.05%	General Motors Acceptance Corp., 6.875%, due 08/28/12	8,053
JPMorgan Chase Bank, N.A.(1)	09/20/07	1,000,000	2.20%	Ford Motor Credit Co., 7.00%, due 10/01/13	(9,130)
Morgan Stanley Capital Services, Inc.(1)	09/20/07	500,000	2.45%	Bombardier, Inc., 6.75%, due 05/01/12	6,521
Bank of America(1)	03/20/07	2,000,000	2.35%	ArvinMeritor, Inc., 8.75%, 03/01/12	13,931
Bank of America(1)	03/20/07	2,000,000	2.20%	Abitibi-Consolidated, Inc., 8.55%, due 08/01/10	3,270
JPMorgan Chase Bank, N.A.(1)	03/20/07	2,000,000	7.80%	Lear Corp., Series B, 8.11%, 05/15/09	71,692
Morgan Stanley Capital Services, Inc.(1)	04/20/11	1,500,000	1.05%	JSC “GAZPROM”, 9.125%, due 04/25/07	(18,247)
Merrill Lynch International(1)	06/20/07	800,000	0.95%	AES Corp., 8.75% due 06/15/08	369
Merrill Lynch International(1)	06/20/07	400,000	0.95%	AES Corp., 8.75% due 06/15/08	185
Deutsche Bank(1)	09/20/06	2,000,000	3.45%	General Motors Acceptance Corp.	8,781

					$96,090

(1)	Portfolio receives the fixed rate and pays the counterparty the notional amount in the event that the underlying bond defaults.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B27

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 as follows:

Telecommunications	11.5%
Financials	10.6
Oil & Gas Exploration/Production	7.8
Utilities	7.1
Cable	6.0
Hospitals/Hospital Management	5.9
Gaming	4.8
Forest & Paper Products	4.0
Automotive	3.2
Chemicals	3.0
Retail	2.8
Containers	2.6
Media	1.6
Waste Management	1.6
Printing & Publishing	1.4
Apparel	1.2
Tobacco	1.2
Transportation	1.2
Aerospace & Defense	1.0
Technology	1.0
Distribution/Wholesale	0.9
Food & Beverage	0.9
Machinery	0.9
Office Equipment	0.9
Lodging	0.8
Manufacturing	0.8
Metals & Mining	0.7
Airlines	0.6
Affiliated Money Market Mutual Fund	0.5
Diversified Operations	0.5
Entertainment	0.4
Personal Services	0.4
Real Estate Investment Trust	0.4
Electronic Components	0.3
Semi-Conductors	0.3
Capital Goods — Others	0.1
Short-Term Investments	10.6

99.5
Other assets in excess of liabilities	0.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B28

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 88.3%	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
ASSET-BACKED SECURITIES — 2.4%
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1 , 144A	AAA(d)	5.483%	04/25/36	$ 4,292	$4,294,278
Honda Auto Receivables Owner Trust, Series 2006-1, Class A2	Aaa	5.10%	09/18/08	15,400	15,351,692
Nissan Auto Receivables Owner Trust, Series 2006-B Class A2	Aaa	5.18%	11/15/11	15,300	15,252,115

TOTAL ASSET-BACKED SECURITIES (cost $34,990,347)					34,898,085

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.7%
Argent Securities Inc., Series 2005-W3, Class A2A	NR	5.423%	11/25/35	3,963	3,963,352
Banc of America Mortgage Securities, Series 2004-2, Class 5A1	Aaa	6.50%	10/25/31	300	301,418
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2(c)	Aaa	5.407%	05/25/35	4,455	4,392,716
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1(c)	Aaa	5.619%	02/25/33	551	542,728
Brazos Student Loan Finance Corp., Series 1998-A, Class A2	Aaa	5.90%	06/01/23	101	101,358
Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class Moa1, 144A	Aaa	5.379%	03/15/20	12,400	12,401,803
Conseco Finance Securitizations Corp., Series 2001-4, Class A3	Ba1	6.09%	09/01/33	1,904	1,903,742
Federal National Mortgage Assoc., Series 2001-29, Class Z	Aaa	6.50%	07/25/31	346	346,530
Fremont Home Loan Trust, Series 2005-E, Class 2A1	Aaa	5.413%	01/25/36	9,591	9,598,419
Government Lease Trust, Series 1999-C1A, Class B2 , 144A	AAA(d)	4.00%	05/18/11	1,500	1,397,064
Government National Mortgage Assoc., Series 2005-AR6, Class 2A1	Aaa	4.54%	10/25/35	6,877	6,690,460
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	5.858%	02/16/30	27	27,212
Homeside Mortgage Securities Trust, Series 2001-1, Class A (Australia)(l)	Aaa	5.27%	01/20/27	47	46,750
Indymac ARM Trust, Series 2001-H2, Class A1	Aaa	5.167%	01/25/32	13	13,093
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%	09/25/33	2,814	2,690,429
Mellon Residential Funding Corp., Series 1999-TBC2, Class A3	AAA(d)	3.554%	07/25/29	32	31,700
Quest Trust, Series 2004-X2, Class A1, 144A	Aaa	5.883%	06/25/34	704	706,203
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa	6.50%	03/25/32	695	691,903
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	4.874%	02/27/34	1,277	1,260,234
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa	5.351%	12/25/27	13,605	13,598,591
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa	5.371%	10/25/45	6,870	6,910,473
Washington Mutual, Inc., Series 2003-AR1, Class 2A	Aaa	5.376%	02/25/33	193	191,506

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $68,071,156)					67,807,684

CORPORATE BONDS — 15.1%
Airlines
United Air Lines, Inc., Pass Thru Certificates (cost $95,027; purchased 12/28/01)(g)(i)	NR	9.21%	01/21/17	136	16,892

Automobile Manufacturers — 1.1%
DaimlerChrysler NA Holding Corp., Co. Gtd. Notes(c)	A3	5.486%	03/07/07	11,300	11,301,966
DaimlerChrysler NA Holding Corp., Co. Gtd. Notes(c)	A3	5.74%	03/13/09	3,500	3,502,394
DaimlerChrysler NA Holding Corp., Notes(c)	A3	6.16%	08/08/06	1,700	1,700,670

					16,505,030

Diversified — 0.5%
General Electric Co., Unsec`d. Notes(c)	Aaa	5.323%	12/09/08	6,832	6,831,945

Diversified Financial Services — 0.3%
Preferred Term Securities Ltd., Sr. Notes (cost $4,015,055; purchased 12/09/05)(c)(g)	NR	5.93%	12/23/31	4,000	4,040,000

Environmental Services — 0.2%
Waste Management, Inc., Notes	Baa3	7.00%	10/15/06	2,775	2,784,471

Financial – Bank & Trust — 6.1%
Goldman Sachs Group, Inc., Notes(c)	Aa3	5.025%	12/22/08	15,300	15,307,114
HSBC Bank USA NA, Sr. Notes(c)	Aa2	5.494%	09/21/07	2,300	2,301,964

SEE NOTES TO FINANCIAL STATEMENTS.

B29

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Financial – Bank & Trust (cont’d.)
Norddeutsche Landesbank, Pfandbriefe (Germany)	Aaa	0.45%	01/19/09	JPY 2,456,000	21,226,094
Rabobank Nederland Series, 144A (Netherlands)(l)(c)	Aaa	5.088%	01/15/09	$ 6,700	$6,698,225
Resona Bank Ltd., Notes, 144A	Baa1	5.85%	09/29/49	4,000	3,721,496
Royal Bank of Scotland Group PLC, Sr. Notes, 144A (United Kingdom)(l)(c)	Aa2	5.424%	12/21/07	23,000	23,008,211
Santander US Debt SA Unipersonal, Co. Gtd. Notes, 144A(c)	Aa3	5.22%	02/06/09	15,500	15,501,674

					87,764,778

Financial Services — 4.2%
Citigroup, Inc., Unsec’d. Notes(c)	Aa1	5.166%	01/30/09	2,700	2,699,403
European Investment Bank, Notes (Japan)	Aaa	3.00%	09/20/06	JPY 106,000	931,335
General Electric Capital Corp., Sr. Unsec’d. Notes (Japan)	Aaa	1.40%	11/02/06	JPY 469,000	4,112,287
Morgan Stanley, Sr. Notes(c)	Aa3	5.276%	02/09/09	$ 15,400	15,417,140
Morgan Stanley, Sr. Notes, 144A (cost $29,800,000; purchased 06/28/04)(g)	NR	5.584%	08/03/06	29,800	29,800,000
Pemex Project Funding Master Trust, Co. Gtd. Notes	Baa1	7.375%	12/15/14	300	309,600
Pemex Project Funding Master Trust, Co. Gtd. Notes	Baa1	8.625%	02/01/22	500	559,000
Pemex Project Funding Master Trust, Co. Gtd. Notes	Baa1	9.125%	10/13/10	2,000	2,190,000
Pemex Project Funding Master Trust, Co. Gtd. Notes	Baa1	9.25%	03/30/18	1,700	1,972,000
Petroleum Export-Cayman, Sr. Notes, 144A (Cayman Islands)	Baa1	5.265%	06/15/11	2,391	2,317,309
Simsbury CLO Ltd., Sec’d. Notes , 144A (Cayman Islands)(c)	Aaa	5.669%	09/24/11	368	367,989

					60,676,063

Gaming — 0.3%
Mandalay Resort Group, Sr. Sub. Notes	Ba3	10.25%	08/01/07	4,200	4,352,250
Park Place Entertainment Corp., Sr. Sub. Notes	Ba1	9.375%	02/15/07	500	508,750

					4,861,000

Insurance — 0.5%
ASIF III (Japan)	Aa2	0.95%	07/15/09	JPY 875,000	7,570,317

Oil, Gas & Consumable Fuels — 0.1%
El Paso Corp., Sr. Notes	B2	7.00%	05/15/11	$ 200	197,250
El Paso Corp., Sr. Notes	B2	7.80%	08/01/31	1,050	1,019,813

					1,217,063

Paper & Forest Products — 0.2%
Georgia-Pacific Corp., Notes	B2	7.75%	11/15/29	3,000	2,745,000

Telecommunications — 0.8%
Qwest Corp., Sr. Notes	Ba3	7.625%	06/15/15	7,000	6,912,500
Qwest Corp., Notes, 144A	Ba3	8.875%	03/15/12	1,650	1,740,750
Verizon Global Funding Corp., Bonds	A3	5.85%	09/15/35	2,500	2,174,865

					10,828,115

Tobacco — 0.8%
Reynolds American, Inc., 144A	Ba2	7.625%	06/01/16	12,000	11,730,000

TOTAL CORPORATE BONDS (cost $217,690,554)					217,570,674

FOREIGN GOVERNMENT BONDS — 1.2%
Federal Republic of Brazil (Brazil)(l)	Ba3	7.125%	01/20/37	200	189,500
Federal Republic of Brazil (Brazil)(l)	Ba3	7.875%	03/07/15	75	78,525
Federal Republic of Brazil (Brazil)(l)	Ba3	8.875%	10/14/19-04/15/24	350	389,200
Federal Republic of Brazil (Brazil)(l)	B1	11.00%	08/17/40	3,870	4,798,800
Federal Republic of France (France)	Aaa	4.00%	12/31/49	EUR 1,400	1,673,023
Federal Republic of Germany (Germany)	Aaa	5.625%	01/04/28	EUR 1,500	2,262,605
Federal Republic of Italy (Italy)	Aa2	0.375%	10/10/06	JPY 100,000	874,191
Federal Republic of Panama (Panama)(l)	Ba1	8.875%	09/30/27	$ 750	849,375
Federal Republic of Peru (Peru)(l)	Ba3	9.125%	01/15/08	400	416,000
Japan Bank International Corp. (Japan)	Aaa	0.35%	03/19/08	JPY 350,000	3,040,094
Russian Federation (Russia)(l)	Baa3	5.00%	03/31/30	$ 10	10,643

SEE NOTES TO FINANCIAL STATEMENTS.

B30

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

FOREIGN GOVERNMENT BONDS (Continued)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
United Kingdom Treasury Stock (United Kingdom)	Aaa	5.75%	12/07/09	GBP 1,700	$3,235,775

TOTAL FOREIGN GOVERNMENT BONDS (cost $17,600,780)					17,817,731

MUNICIPAL BONDS — 1.4%
City & County of Honolulu HI, Series 1115, 144A(c)	NR	5.76%	07/01/23	$ 1,538	1,623,231
Dallas Independent School District, Series 1073, 144A(c)	NR	5.76%	02/15/21	1,000	1,050,100
Georgia State Road & Tollway Authority	Aaa	5.00%	03/01/21	700	725,795
Golden State Tobacco Securitization Corp., Series A1	Baa3	6.25%	06/01/33	2,500	2,702,000
Golden State Tobacco Settlement Revenue Bonds	Baa3	6.75%	06/01/39	2,000	2,238,460
Massachusetts Water Resources Authority, Series 1080, 144A(c)	Aaa	5.77%	08/01/32	1,250	1,282,600
Pierce County School District No. 3 , 144A(c)	Aaa	5.76%	12/01/23	1,500	1,570,770
Salt River Project Agricultural Improvement & Power District, 144A(c)	AA(d)	5.26%	01/01/32	1,000	982,480
South Carolina State Highway, Series B	Aaa	5.00%	04/01/17	2,000	2,077,780
Tobacco Settlement Financing Corp.	A1	5.50%	06/01/15	2,000	2,097,740
Tobacco Settlement Financing Corp.	Baa3	6.125%	06/01/32	1,205	1,267,371
Tobacco Settlement Financing Corp.	Baa3	6.25%	06/01/42	400	419,072
Tobacco Settlement Financing Corp.	Baa3	6.375%	06/01/32	2,000	2,171,260

TOTAL MUNICIPAL BONDS (cost $19,203,628)					20,208,659

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 49.8%
Federal Home Loan Mortgage Corp.		4.00%	09/01/18	794	733,595
Federal Home Loan Mortgage Corp.		5.00%	09/01/35-01/01/36	59,491	55,602,847
Federal National Mortgage Assoc.		4.00%	07/01/18-03/01/20	85,809	79,270,921
Federal National Mortgage Assoc.		4.50%	08/01/33-09/01/35	29,183	26,463,795
Federal National Mortgage Assoc.		4.926%	05/01/36	110	110,529
Federal National Mortgage Assoc.		5.00%	12/01/18-07/13/36	28,094	26,280,283
Federal National Mortgage Assoc.		5.50%	09/01/32-09/01/35	405,885	390,589,765
Federal National Mortgage Assoc.		5.736%	12/01/36	2,526	2,512,812
Federal National Mortgage Assoc.		6.00%	04/01/16-01/01/23	2,242	2,246,180
Government National Mortgage Assoc.		4.375%	04/20/25-05/20/25	67	67,250
Government National Mortgage Assoc.		4.50%	09/15/33	46	42,630
Government National Mortgage Assoc.		4.75%	08/20/24-08/20/27	209	209,928
Government National Mortgage Assoc.		6.00%	07/20/36	136,000	134,852,432
Government National Mortgage Assoc.		9.00%	07/15/30-10/15/30	3	4,034

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $743,079,655)					718,987,001

U.S. TREASURY OBLIGATIONS — 13.7%
U.S. Treasury Bonds		4.50%	02/28/11	13,050	12,724,768
U.S. Treasury Bonds		5.50%	08/15/28	21,600	22,192,315
U.S. Treasury Bonds		6.125%	08/15/29	19,000	21,125,625
U.S. Treasury Inflationary Bonds, TIPS		1.625%	01/15/15	1,300	1,279,095
U.S. Treasury Inflationary Bonds, TIPS		2.00%	01/15/26	10,300	9,575,264
U.S. Treasury Inflationary Bonds, TIPS		2.375%	04/15/11	5,100	5,157,806
U.S. Treasury Notes		3.375%	02/15/08	660	641,489
U.S. Treasury Notes		3.625%	01/15/10	5,200	4,950,967
U.S. Treasury Notes		3.75%	05/15/08	7,900	7,700,343
U.S. Treasury Notes		3.875%	05/15/10-09/15/10	6,880	6,573,346
U.S. Treasury Notes		4.00%	04/15/10	1,700	1,635,720
U.S. Treasury Notes		4.25%	10/15/10-11/15/14	6,790	6,402,190
U.S. Treasury Notes		4.375%	12/15/10	23,600	22,923,341
U.S. Treasury Notes		4.50%	11/15/15	6,600	6,286,500
U.S. Treasury Notes		4.75%	03/31/11	41,200	40,580,393
U.S. Treasury Notes		6.50%	11/15/26	1,500	1,720,782
U.S. Treasury Notes		6.625%	02/15/27	5,500	6,404,062
U.S. Treasury Notes		8.125%	08/15/19	7,800	9,874,925
U.S. Treasury Notes		8.875%	08/15/17	5,100	6,655,102
U.S. Treasury Strips		Zero	02/15/22	7,000	3,050,530

TOTAL U.S. TREASURY OBLIGATIONS (cost $201,495,075)					197,454,563

SEE NOTES TO FINANCIAL STATEMENTS.

B31

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

WARRANTS		Expiration Date	Shares	Value (Note 2)
United Mexican State, Series E (Mexico)* (cost $0)		06/01/07	1,000	$26,500

TOTAL LONG-TERM INVESTMENTS (cost $1,302,131,195)				1,274,770,897

SHORT-TERM INVESTMENTS — 26.8%	Interest Rate	Maturity Date	Principal Amount (000)
FOREIGN TREASURY OBLIGATIONS(n) — 19.0%
Belgium Treasury Bill	2.79%	08/17/06	EUR 75,000	95,602,241
French Discount Treasury Bill	2.63%	07/27/06	EUR 31,090	39,694,100
French Discount Treasury Bill	2.65%	07/06/06	EUR 1,680	2,148,375
French Discount Treasury Bill	2.86%	10/12/06	EUR 69,330	87,967,154
French Discount Treasury Bill	2.59%	07/13/06	EUR 33,000	42,174,897
German Treasury Bill	2.76%	08/16/06	EUR 5,220	6,654,944

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $265,955,079)				274,241,711

COMMERCIAL PAPER — 2.8%
Danske Corp.	5.28%	07/17/06	$ 19,100	19,055,179
Societe General	5.25%	07/05/06	14,100	14,091,775
Time Warner, Inc.	5.24%	09/18/06	7,500	7,410,327
UBS Finance	5.27%	07/03/06	200	199,941

TOTAL COMMERCIAL PAPER (cost $40,760,653)				40,757,222

REPURCHASE AGREEMENTS — 2.5%
U.S. Treasury Repurchase Agreement, repurchase price $35,013,417, due 07/03/06 (cost 35,000,000); (The value of the collateral including accrued interest was $35,756,723. The collateral consists of U.S. Treasury Notes.)	4.60%	07/03/06	35,000	35,000,000

CERTIFICATES OF DEPOSIT — 1.6%
Countrywide Bank NA	5.209%	09/15/06	7,500	7,500,000
Countrywide Bank NA	5.262%	10/18/06	15,400	15,399,338

TOTAL CERTIFICATES OF DEPOSIT (cost $22,899,845)				22,899,338

AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%			Shares
Dryden Core Investment Fund — Taxable Money Market Series (cost $5,974,604; Note 4) (w)			5,974,604	5,974,604

U.S. TREASURY OBLIGATIONS — 0.4%			Principal Amount (000)
U.S. Treasury Bills	4.715%	08/31/06	$ 500	496,124
U.S. Treasury Bills(k)	4.805%	09/14/06	5,310	5,258,971

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,752,850)				5,755,095

OUTSTANDING OPTIONS PURCHASED* — 0.1%			Contracts/ Notional Amount
Call Options — 0.1%
Swap Option on 3 Month LIBOR, expiring 04/27/09 @ 5.75%			9,800,000	570,585
Swap Option on 3 Month LIBOR, expiring 05/02/08 @5.75%			7,800,000	380,999
Swap Option on 3 Month LIBOR, expiring 08/07/06 @4.75%			7,200	1
Swap Option on 3 Month LIBOR, expiring 08/08/06 @4.75%			1,820	—
Swap Option on 3 Month LIBOR, expiring 10/18/06 @4.50%			9,010	90
Swap Option on 3 Month LIBOR, expiring 10/25/06 @5.13%			5,410	16,230

				967,905

SEE NOTES TO FINANCIAL STATEMENTS.

B32

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

OUTSTANDING OPTIONS PURCHASED (Continued)			Contracts/ Notional Amount	Value (Note 2)
Put Options
Eurodollar Futures, expiring 6/18/07, Strike Price $91.25			7,070	$4,419
Eurodollar Futures, expiring 9/17/07, Strike Price $90.25			6,450	4,031
Eurodollar Futures, expiring 09/18/06, Strike Price $92.50			1,160	725
Eurodollar Futures, expiring 12/18/06, Strike Price $91.75			2,200	1,375
Eurodollar Futures, expiring 12/18/06, Strike Price $92.00			4,170	2,606
Eurodollar Futures, expiring 9/17/07, Strike Price $90.50			16,140	4,035
Swap Option on 3 Month LIBOR, expiring 04/27/09 @6.00%			13,100,000	556,174
Swap Option on 3 Month LIBOR, expiring 05/02/08 @6.00%			4,500,000	144,022

				717,387

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $3,033,289)				1,685,292

TOTAL SHORT-TERM INVESTMENTS (cost $379,376,320)				386,313,262

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—115.1% (cost $1,681,507,515; Note 6)				1,661,084,159

INVESTMENTS SOLD SHORT — (10.3)%	Interest Rate	Maturity Date	Principal Amount (000)
SHORT SALES — (10.3)%
Federal National Mortgage Assoc.	5.50%	07/13/36	$14,600	(14,020,555)
Federal National Mortgage Assoc.	5.50%	07/19/16	13,200	(12,952,500)
Federal National Mortgage Assoc.	6.00%	07/13/36	2,000	(1,968,124)
U.S. Treasury Notes	4.00%	02/15/14	9,300	(8,639,551)
U.S. Treasury Bonds	9.00%	11/15/18	950	(1,269,586)
U.S. Treasury Notes	3.625%	05/15/13	1,800	(1,646,508)
U.S. Treasury Notes	4.25%	08/15/14	2,100	(1,977,692)
U.S. Treasury Notes	4.375%	08/15/12	85,700	(82,439,372)
U.S. Treasury Notes	4.75%	05/15/14	24,200	(23,607,294)

TOTAL INVESTMENTS SOLD SHORT (proceeds received $148,516,996; Note 2)				(148,521,182)

OUTSTANDING OPTIONS WRITTEN			Contracts/ Notional Amount
PUT OPTION
Swap Option on 3 Month LIBOR Interest Rate Swap, expiring 07/03/06 @ 6.00%			35,300,000	(353)

CALL OPTIONS
Swap Option on 3 Month LIBOR, expiring 08/07/06 @ 4.78%			31,000,000	—
Swap Option on 3 Month LIBOR, expiring 08/08/06 @ 4.78%			7,800,000	—
Swap Option on 3 Month LIBOR, expiring 10/18/06 @ 4.56%			38,700,000	(193)
Swap Option on 3 Month LIBOR, expiring 10/25/06 @ 4.32%			35,300,000	(353)
Swap Option on 3 Month LIBOR, expiring 10/25/06 @ 5.21%			23,300,000	(25,514)

TOTAL CALL OPTIONS				(26,060)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $2,721,191)				(26,413)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 104.8% (cost $1,530,269,328)				1,512,536,564
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (4.8)%				(69,783,088)

NET ASSETS — 100.0%				$1,442,753,476

The following abbreviations are used in portfolio descriptions:

NR	Not Rated by Moodys or Standard & Poor’s
TIPS	Treasury Inflation Protected Securities
EUR	Euro

SEE NOTES TO FINANCIAL STATEMENTS.

B33

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(l)	US$ Denominated Foreign Bonds.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2006:

Purchase Contract	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
EUR 134,000, expiring 07/20/06	$168,561	$171,648	$3,087
JPY 35,283,000, expiring 08/15/06	309,145	310,434	1,289
JPY 680,375,000, expiring 08/15/06	6,020,032	5,986,199	(33,833)

			$(29,457)

Sale Contracts
EUR 52,364,000, expiring 07/31/06	$66,606,536	$67,130,338	$(523,802)
EUR 25,690,000, expiring 07/31/06	33,035,415	32,934,429	100,986
EUR 125,000,000, expiring 09/29/06	158,586,012	160,868,495	(2,282,483)
GBP 1,854,000, expiring 07/27/06	3,417,654	3,430,551	(12,897)
JPY 720,000,000, expiring 08/15/06	6,326,411	6,334,835	(8,424)

			$(2,726,620)

		Total	$(2,756,077)

Securities or a portion thereof with an aggregate market value of $5,258,971 have been segregated with the custodian to cover margin requirements for future contracts open at June 30, 2006.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation (Depreciation)
Long Positions:
47	90 Day Euro Dollar	Jul 06	$11,099,050	$11,104,631	$5,581
2,237	90 Day Euro Dollar	Dec 06	529,512,076	527,959,963	(1,552,113)
2,329	90 Day Euro Dollar	Mar 07	550,809,825	549,876,900	(932,925)
549	90 Day Euro Dollar	Sep 07	130,380,637	129,742,425	(638,212)
55	90 Day Euro Dollar	Dec 07	13,043,625	12,999,938	(43,687)
1,002	90 Day Euro Dollar	Mar 08	237,192,188	236,847,750	(344,438)
2,534	5 Year U.S. Treasury Notes	Sep 06	263,515,484	262,031,437	(1,484,047)
248	30 Year U.S. Treasury Notes	Sep 06	26,423,625	26,450,750	27,125

					$(4,962,716)
Short Positions:
461	10 Year U.S. Treasury Notes	Sep 06	48,033,501	48,340,172	(306,671)

					$(5,269,387)

SEE NOTES TO FINANCIAL STATEMENTS.

B34

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest rate/credit default swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC.(1)	06/15/35		$5,300,000	6.00%	3 month LIBOR	$(383,058)
Barclays Capital, Inc.(2)	06/18/34	GBP	400,000	5.00%	6 month LIBOR	(14,234)
UBS AG(1)	10/15/10	EUR	1,400,000	2.1455%	FRC — Excluding Tobacco — Non-Revised Consumer Price Index	(2,546)
Merrill Lynch & Co.(2)	12/15/15	JPY	820,000,000	2.00%	6 month LIBOR	67,267
Barclays Capital, Inc.(2)	12/15/15	JPY	340,000,000	2.00%	6 month LIBOR	30,031
Barclays Capital, Inc.(1)	09/15/10	GBP	8,000,000	5.00%	6 month LIBOR	(136,104)
Goldman Sachs(2)	06/12/36	GBP	11,600,000	4.25%	6 month LIBOR	1,239,694
Goldman Sachs(2)	12/20/16		$30,000,000	5.00%	3 month LIBOR	511,845
JPMorgan Securities, Inc.(1)	12/20/11		$37,800,000	5.00%	3 month LIBOR	(402,021)
Morgan Stanley & Co.(1)	12/20/11		$7,000,000	5.00%	3 month LIBOR	(74,448)
Morgan Stanley & Co.(1)	12/20/36		$13,100,000	5.00%	3 month LIBOR	(111,767)
UBS AG(1)	12/20/08		$110,000,000	5.00%	3 month LIBOR	(189,967)
Merrill Lynch & Co.(1)	12/20/11		$25,700,000	5.00%	3 month LIBOR	(21,736)

						$512,956

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Depreciation
Morgan Stanley & Co.(1)	12/20/08	$2,700,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	$(5,060)
Merrill Lynch & Co.(1)	12/20/08	1,400,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(8,197)
Morgan Stanley & Co.(1)	12/20/08	1,600,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(4,610)
Barclays Capital, Inc.(1)	12/20/08	2,300,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(4,655)
Banc of America Securities LLC(1)	12/20/08	1,700,000	0.16%	E.I. DuPont de Nemours & Co., 6.50%, due 10/15/09	(1,873)
Bear Stearns International Ltd.(1)	12/20/08	2,200,000	0.32%	Hewlett Packard Co., 6.50%, due 07/12/12	(10,949)
Lehman Brothers, Inc.(1)	12/20/08	2,100,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(4,253)
Lehman Brothers, Inc.(1)	12/20/08	2,200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(3,264)
Citigroup(1)	12/20/08	1,700,000	0.29%	FedEx Corp. 7.25%, due 02/15/11	(7,543)
Lehman Brothers, Inc.(1)	12/20/08	1,100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(635)
Citigroup(1)	12/20/08	2,200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(9,856)
Merrill Lynch & Co.(1)	12/20/08	600,000	0.22%	Gannett Co., Inc., 6.375%, due 08/10/09	(1,102)
Citigroup(1)	12/20/08	3,600,000	0.14%	Walmart Stores, Inc., 6.875%, due 08/10/09	(6,716)
UBS AG(1)	12/20/08	3,200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(9,057)
Lehman Brothers, Inc.(1)	12/20/08	700,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(2,454)
Lehman Brothers, Inc.(1)	12/20/08	1,200,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(675)
Lehman Brothers, Inc.(1)	12/20/08	1,200,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	4,915
Barclays Capital, Inc.(1)	12/20/08	900,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(11,605)
Bear Stearns International Ltd.(1)	12/20/08	400,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(7,719)
Lehman Brothers, Inc.(1)	12/20/08	900,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(7,881)
Lehman Brothers, Inc.(1)	12/20/08	900,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(8,815)
Lehman Brothers, Inc.(1)	12/20/08	900,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(16,990)
Bear Stearns International Ltd.(1)	12/20/08	800,000	0.24%	Deere & Co., 7.85%, due 03/15/07	(2,685)
UBS AG(1)	12/20/08	800,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	2,906
Bear Stearns International Ltd.(1)	12/20/08	800,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(1,466)

SEE NOTES TO FINANCIAL STATEMENTS.

B35

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Depreciation
Morgan Stanley & Co.(1)	12/20/08	$300,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	$(605)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(476)
Lehman Brothers, Inc.(1)	12/20/08	300,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(1,277)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(184)
Citigroup(1)	12/20/08	200,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(702)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(1,025)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(1,055)
Lehman Brothers, Inc.(1)	12/20/08	300,000	0.11%	Johnson & Johnson, 6.48%, due 05/15/13	(694)
Morgan Stanley & Co.(1)	12/20/08	800,000	0.22%	Emerson Electric Co., 7.125%%, due 08/15/10	(2,491)
Merrill Lynch & Co.(1)	12/20/08	1,600,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(6,008)
Bear Stearns International Ltd.(1)	12/20/08	800,000	0.60%	International Paper Co., 6.75%, due 09/01/11	(6,603)
Merrill Lynch & Co.(1)	12/20/08	800,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	(656)
UBS AG(1)	12/20/08	800,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(5,980)
Morgan Stanley & Co.(1)	12/20/08	800,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 07/15/09	(2,010)
Merrill Lynch & Co.(1)	12/20/08	800,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(2,684)
UBS AG(1)	12/20/08	800,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	(5,163)
Morgan Stanley & Co.(1)	12/20/08	800,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(6,533)
Bear Stearns International Ltd.(1)	12/20/08	1,500,000	0.15%	Walmart Stores, Inc., 6.875%, due 08/10/09	(3,148)
Merrill Lynch & Co.(1)	12/20/08	1,200,000	0.85%	Motorola, Inc, 7.625%, due 11/15/10	(19,670)
Bear Stearns International Ltd.(1)	12/20/08	300,000	0.32%	Hewlett Packard Co., 6.50%, due 07/12/12	(1,200)
Banc of America Securities LLC(1)	12/20/08	200,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(278)
Barclays Capital, Inc.(1)	12/20/08	300,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(357)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	148
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(110)
Barclays Capital, Inc.(1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(684)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,161)
Bear Sterns International Ltd.(1)	12/20/08	100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(2,370)
Lehman Brothers, Inc.(1)	12/22/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(411)
Citigroup(1)	12/20/08	300,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(904)
Lehman Brothers, Inc.(1)	06/20/09	6,600,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(41,100)
Bear Stearns International Ltd.(1)	03/20/07	4,500,000	0.62%	Russian Federation, 2.25%, due 03/31/30	6,548
Goldman Sachs(1)	07/25/45	4,500,000	0.54%	Dow Jones CDX IG4 Index	(13,069)
Credit Suisse Securities LLC(1)	07/25/45	25,000,000	0.54%	Dow Jones CDX IG4 Index	(41,356)
Merrill Lynch & Co.(1)	07/25/45	9,000,000	0.54%	Dow Jones CDX IG4 Index	(20,513)
Morgan Stanley & Co.(2)	03/25/35	5,000,000	3.03%	Park Place Securities, Inc., 7.585%, due 03/25/35	—
Goldman Sachs(1)	02/25/34	4,500,000	2.00%	Long Beach Mortgage Loan Trust 2004-1, 8.82% , due 02/25/34(3)	1,762
UBS AG(1)	11/25/32	5,500,000	2.35%	Asset Backed Funding Certificate, 8.82%, due 11/25/32(3)	(12,925)
Barclays Capital, Inc.(1)	06/28/46	2,000,000	3.30%	Camber 6A, 8.758%, due 07/12/43	—
Barclays Capital, Inc.(1)	06/28/46	4,000,000	1.40%	Camber 6A, 6.838%, due 07/12/43	—
JPMorgan Securities, Inc.(2)	05/20/07	300,000	0.77%	Russian Federation, 2.25%, due 03/31/30	916
Morgan Stanley & Co.(1)	05/20/16	15,900,000	0.54%	Republic of Hungary. 4.75%, due 02/03/15	283,578

SEE NOTES TO FINANCIAL STATEMENTS.

B36

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Depreciation
JPMorgan Chase Bank(1)	05/20/16	$7,100,000	0.54%	Republic of Hungary. 4.75%, due 02/03/15	$124,058
Merrill Lynch & Co.(2)	02/25/34	4,500,000	2.25%	Long Beach Mortgage Loan Trust 2004-1, 2.25%, due 02/25/34	—
JPMorgan Chase Bank(2)	06/20/07	16,300,000	0.42%	Russian Federation, 5.00%, due 03/31/30	(215)
JPMorgan Chase Bank(2)	09/20/06	14,700,000	0.38%	Russian Federation, 5.00%, due 03/31/30	7,835
Barclays Bank PLC(1)	06/20/07	16,300,000	0.27%	Federal Republic of Brazil, 12.25%, 03/06/30	(4,153)
Barclays Bank PLC(1)	09/20/06	14,700,000	0.16%	Federal Republic of Brazil, 12.25%, 03/06/30	2,800
Morgan Stanley & Co.(1)	09/20/10	3,300,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	12,126
Lehman Brothers, Inc.(1)	09/20/10	1,000,000	2.26%	Republic of Turkey, 11.875%, due 01/15/30	19,305
Lehman Brothers, Inc.(1)	09/20/08	3,000,000	2.47%	Republic of the Philippines, 8.25%, due 01/15/14	(77,302)
Lehman Brothers, Inc.(1)	10/20/10	2,500,000	2.11%	Republic of Turkey, 11.875%, due 01/15/30	66,531

					$110,296

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(2)	Portfolio pays counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(3)	Variable rate, displayed rate is as of 6/30/06.

The industry classification of long-term portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

U.S. Government Mortgage Backed Obligations	49.8%
U.S. Treasury Obligations	13.7
Financial — Bank & Trust	6.1
Collateralized Mortgage Obligations	4.7
Financial Services	4.2
Asset-Backed Securities	2.4
Municipal Bonds	1.4
Foreign Government Bonds	1.2
Automobile Manufacturers	1.1
Tobacco	0.8
Telecommunications	0.8
Insurance	0.5
Diversified	0.5
Affiliated Money Market Mutual Fund	0.4
Gaming	0.3
Diversified Financial Services	0.3
Environmental Services	0.2
Paper & Forest Products	0.2
Oil, Gas & Consumable Fuels	0.1
Short-Term Investments	26.4

115.1
Investments Sold Short	(10.3)
Liabilities in excess of other assets	(4.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B37

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 95.5%		Value (Note 2)
COMMON STOCKS	Shares
Air Freight & Logistics — 0.7%
UTI Worldwide, Inc.	59,300	$1,496,139

Biotechnology — 2.0%
ImClone Systems, Inc.(a)(b)	101,700	3,929,688

Capital Markets — 6.0%
Eaton Vance Corp.(b)	174,500	4,355,520
Lazard, Ltd. (Class A Stock)(b)	48,500	1,959,400
Nuveen Investments, Inc. (Class “A” Stock)	55,100	2,372,055
TD Ameritrade Holdings Corp.	225,300	3,336,693

		12,023,668

Chemicals — 4.2%
Ecolab, Inc.(b)	87,500	3,550,750
Monsanto Co.	38,000	3,199,220
Nalco Holdings Co.(a)	94,400	1,664,272

		8,414,242

Commercial Services & Supplies — 9.0%
Allied Waste Industries, Inc.(a)(b)	222,800	2,531,008
ARAMARK Corp. (Class B Stock)	46,100	1,526,371
ChoicePoint, Inc.(a)	104,300	4,356,611
Iron Mountain, Inc.(a)	63,800	2,384,844
Monster Worldwide, Inc.(a)(b)	38,700	1,650,942
Paychex, Inc.	54,100	2,108,818
Robert Half International, Inc.	25,900	1,087,800
Stericycle, Inc.(a)	36,400	2,369,640

		18,016,034

Communications Equipment — 2.9%
Avaya, Inc.(a)	220,700	2,520,394
Comverse Technology, Inc.(a)(b)	165,400	3,269,958

		5,790,352

Computers & Peripherals — 0.7%
Avid Technology, Inc.(a)(b)	43,300	1,443,189

Diversified Consumer Services — 1.0%
Apollo Group, Inc. (Class A Stock)(a)	18,900	976,563
ServiceMaster Co. (The)	107,400	1,109,442

		2,086,005

Diversified Financial Services — 1.0%
KKR Private Equity Investors LLP RDU —Physical, Private Placement, 144A(a)(f)	92,400	2,023,560

Electrical Equipment — 1.5%
Ametek Inc.	65,500	3,103,390

Electronic Equipment & Instruments — 3.6%
Amphenol Corp. (Class A Stock)	55,000	3,077,800
Insight Enterprises, Inc.(a)	95,800	1,824,990
Tektronix, Inc.	77,500	2,280,050

		7,182,840

Energy Equipment & Services — 6.4%
Grant Prideco, Inc.(a)	84,400	3,776,900
National-Oilwell Varco, Inc.(a)	48,300	3,058,356
Pride International, Inc.(a)(b)	124,600	3,891,258
Weatherford International, Ltd.(a)(b)	41,400	2,054,268

		12,780,782

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Staples Retailing — 0.7%
Whole Foods Market, Inc.	21,300	$1,376,832

Food Products — 1.5%
ConAgra Foods, Inc.	135,600	2,998,116

Health Care Equipment & Supplies — 4.1%
DENTSPLY International, Inc.	49,400	2,993,640
ResMed, Inc.(a)(b)	66,600	3,126,870
Respironics, Inc.(a)	63,300	2,166,126

		8,286,636

Health Care Providers & Services — 8.6%
DaVita, Inc.(a)	87,600	4,353,720
Medco Health Solutions, Inc.(a)	76,900	4,404,832
Omnicare, Inc.(b)	71,000	3,366,820
Quest Diagnostics, Inc.(b)	83,700	5,015,304

		17,140,676

Healthcare Technology — 0.7%
Cerner Corp.(a)(b)	39,800	1,476,978

Hotels, Restaurants & Leisure — 2.1%
Hilton Hotels Corp.	86,600	2,449,048
Panera Bread Company (Class A Stock)(a)	25,000	1,681,000

		4,130,048

Insurance — 0.7%
Axis Capital Holdings Ltd. (Bermuda)	50,100	1,433,362

Internet & Catalog Retail — 0.6%
GSI Commerce, Inc.(a)(b)	87,600	1,185,228

Internet Software & Services — 2.6%
Digital River, Inc.(a)(b)	56,600	2,286,074
Equinix, Inc.(a)(b)	52,700	2,891,122

		5,177,196

IT Services — 0.6%
CheckFree Corp.(a)	25,400	1,258,824

Life Sciences, Tools & Services — 1.5%
Invitrogen Corp.(a)(b)	46,300	3,059,041

Machinery — 3.0%
Danaher Corp.	55,600	3,576,192
IDEX Corp.	52,000	2,454,400

		6,030,592

Media — 2.6%
E.W. Scripps Co. (The)(Class A Stock)	48,700	2,100,918
Regal Entertainment Group (Class A Stock)(b)	150,000	3,048,000

		5,148,918

Metals & Mining — 3.7%
Arch Coal, Inc.	43,200	1,830,384
Goldcorp, Inc.	94,800	2,864,856
Harmony Gold Mining Co., Ltd. ADR (South Africa)(a)(b)	67,700	1,102,833
Massey Energy Corp.(b)	47,600	1,713,600

		7,511,673

SEE NOTES TO FINANCIAL STATEMENTS.

B38

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 2.2%
Noble Energy, Inc.	38,000	$1,780,680
Southwestern Energy Co.(a)	87,200	2,717,152

		4,497,832

Pharmaceuticals — 1.4%
Endo Pharmaceuticals Holdings, Inc.(a)	55,700	1,836,986
Kos Pharmaceuticals, Inc.(a)(b)	24,800	932,976

		2,769,962

Real Estate Investment Trusts (REIT’s) — 1.0%
Host Hotels & Resorts, Inc.	95,300	2,084,211

Semiconductors & Semiconductor Equipment — 5.2%
Broadcom Corp. (Class A Stock)(a)	59,850	1,798,493
Integrated Device Technology, Inc.(a)	253,100	3,588,958
Intersil Corp. (Class A Stock)	114,000	2,650,500
Teradyne, Inc.(a)	178,900	2,492,077

		10,530,028

Software — 6.2%
Adobe Systems, Inc.(a)(b)	91,228	2,769,682
Amdocs Ltd. (a)	115,100	4,212,660
BEA Systems, Inc.(a)	217,500	2,847,075
Citrix Systems, Inc.(a)	65,600	2,633,184

		12,462,601

Specialty Retail — 2.2%
Abercrombie & Fitch Co. (Class A Stock)	31,100	1,723,873
Ross Stores, Inc.	57,000	1,598,850
Urban Outfitters, Inc.(a)(b)	62,900	1,100,121

		4,422,844

Wireless Telecommunication Services — 5.3%
American Tower Corp. (Class A Stock)(a)(b)	131,700	4,098,504
NII Holdings, Inc.(a)(b)	117,200	6,607,734

		10,706,238

TOTAL LONG-TERM INVESTMENTS (cost $169,918,942)		191,977,725

SHORT-TERM INVESTMENTS — 29.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series(c)(d) (cost $59,103,928; includes $50,762,884 of cash collateral received for securities on loan) (Note 4)	59,103,928	59,103,928

TOTAL INVESTMENTS — 124.9% (cost $229,022,870)		251,081,653
LIABILITIES IN EXCESS OF OTHER ASSETS — (24.9)%		(50,003,167)

NET ASSETS — 100.0%		$201,078,486

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Affiliated Money Market Mutual Fund (including 25.2% of collateral received for securities on loan)	29.4%
Commercial Services & Supplies	9.0
Health Care Providers & Services	8.6
Energy Equipment & Services	6.4
Software	6.2
Capital Markets	6.0
Wireless Telecommunication Services	5.3
Semiconductors & Semiconductor Equipment	5.2
Chemicals	4.2
Health Care Equipment & Supplies	4.1
Metals & Mining	3.7
Electronic Equipment & Instruments	3.6
Machinery	3.0
Communications Equipment	2.9
Internet Software & Services	2.6
Media	2.6
Oil, Gas & Consumable Fuels	2.2
Specialty Retail	2.2
Hotels, Restaurants & Leisure	2.1
Biotechnology	2.0
Life Sciencs, Tools & Services	1.5
Electrical Equipment	1.5
Food Products	1.5
Pharmaceuticals	1.4
Diversified Consumer Services	1.0
Diversified Financial Services	1.0
Real Estate Investment Trusts (REIT’s)	1.0
Healthcare Technology	0.7
Air Freight & Logistics	0.7
Computer & Peripherals	0.7
Food & Staples Retailing	0.7
Insurance	0.7
Internet & Catalog Retail	0.6
IT Services	0.6

124.9
Liabilities in excess of other assets	(24.9)

100.0%

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
RDU	Restricted Depositary Unit
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $48,922,300; cash collateral of $50,762,884 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(e)	As of June 30, 2006, 1 security representing $2,023,560 and 0.8% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SEE NOTES TO FINANCIAL STATEMENTS.

B39

SP SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 95.3%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace — 0.6%
ARGON ST, Inc.	35,100	$934,713

Agricultural Products & Services — 1.3%
Delta & Pine Land Co.	63,065	1,854,111

Autos — Cars & Trucks — 0.5%
Modine Manufacturing Co.	30,500	712,480

Banking — 1.8%
Texas Capital Banshares, Inc.*	15,900	370,470
Wilshire Bancorp, Inc.	37,800	681,156
Wintrust Financial Corp.	31,600	1,606,860

		2,658,486

Biotechnology — 1.2%
Arena Pharmaceuticals, Inc.*	40,215	465,690
Ariad Pharmaceuticals, Inc.	111,922	504,768
deCODE Genetics, Inc.(a)	126,218	781,289

		1,751,747

Building Materials — 0.9%
Drew Industries, Inc.	19,900	644,760
Interline Brands, Inc.*	30,700	717,766

		1,362,526

Chemicals — 1.6%
Aventine Renewable Energy Holdings, Inc.	200	7,780
Cabot Microelectronics Corp.*(a)	25,200	763,812
Rockwood Holdings, Inc.*	36,100	830,661
Spartech Corp.	30,400	687,040

		2,289,293

Commercial Services — 1.5%
Healthspring, Inc.*	20,100	376,875
Korn/Ferry International*	39,100	765,969
Navigant Consulting, Inc.*	44,600	1,010,190

		2,153,034

Commercial Services & Supplies — 2.3%
Corrections Corp. of America*	31,280	1,655,963
H&E Equipment Services, Inc.*	16,700	491,815
Rollins, Inc.	57,700	1,133,228

		3,281,006

Computer Hardware — 0.7%
M-Systems Flash Disk Pioneers (Israel)*(a)	35,405	1,049,050

Computer Services & Software — 5.8%
ANSYS, Inc.*(a)	41,015	1,961,337
Avid Technology, Inc.(a)	35,135	1,171,050
FactSet Research Systems, Inc.	43,088	2,038,062
Kanbay International, Inc.	29,900	434,746
RadiSys Corp.*	74,213	1,629,718
Trident Microsystems, Inc.*(a)	58,250	1,105,585

		8,340,498

Computers — 1.0%
McData Corp.(Class A Stock)(a)	369,956	1,509,420

Conglomerates — 0.3%
Griffon Corp.	14,300	373,230

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Construction — 0.3%
Winnebago Industries(a)	12,200	$378,688

Consulting — 0.5%
Watson Wyatt Worldwide, Inc. (Class A Stock)	19,900	699,286

Consumer Products & Services — 1.6%
Central Garden & Pet Co.	21,100	908,355
Elizabeth Arden, Inc.*	27,800	497,064
Ritchie Bros. Auctioneers, Inc. (Canada)	17,300	920,014

		2,325,433

Distribution/Wholesale — 2.1%
Houston Wire & Cable	19,500	335,400
MWI Veterinary Supply, Inc.	13,300	484,519
Pool Corp.	24,984	1,090,052
ScanSource, Inc.*	40,800	1,196,256

		3,106,227

Diversified Manufacturing Operations — 2.1%
Actuant Corp. (Class A Stock)	42,043	2,100,048
CLARCOR, Inc.(a)	31,600	941,364

		3,041,412

Electrical Equipment — 1.8%
Advanced Energy Industries, Inc.*	66,821	884,710
General Cable Corp.*	50,941	1,782,935

		2,667,645

Electronic Components — 1.8%
LoJack Corp.*	29,400	554,484
Methode Electronics, Inc.	38,500	404,635
Universal Electronics, Inc.*	93,799	1,661,180

		2,620,299

Electronic Equipment & Instruments — 0.8%
Cogent, Inc.*(a)	74,525	1,123,092

Electronics — 2.3%
Coherent, Inc.	52,910	1,784,654
Dolby Laboratories, Inc. (Class A Stock)*	68,615	1,598,730

		3,383,384

Entertainment — 0.6%
Vail Resorts, Inc.*	24,300	901,530

Entertainment & Leisure — 0.4%
RC2 Corp.	14,200	548,972

Financial Services — 2.7%
Boston Private Financial Holdings, Inc.	21,900	611,010
Financial Federal Corp.(a)	30,600	850,986
Global Payments, Inc.	15,121	734,125
Hilb Rogal & Hobbs Co.	18,000	670,860
ITLA Capital Corp.	8,800	462,704
W.P. Stewart & Co. Ltd.	33,900	515,958

		3,845,643

Food — 0.4%
Tootsie Roll Industries, Inc.	19,673	573,074

Gaming — 1.3%
Shuffle Master, Inc.*(a)	55,614	1,823,027

SEE NOTES TO FINANCIAL STATEMENTS.

B40

SP SMALL CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Health Services — 3.5%
Apria Healthcare Group, Inc.*	24,500	$463,050
Centene Corp.*	67,460	1,587,334
Computer Programs & Systems, Inc.	18,600	743,256
Healthways, Inc.*	21,265	1,119,390
Horizon Health Corp.*	55,648	1,161,930

		5,074,960

Healthcare Providers & Services — 0.2%
Matria Healthcare, Inc.	16,290	348,932

Healthcare-Products — 0.5%
LCA-Vision, Inc.	12,700	671,957

Household Products — 0.5%
ACCO Brands Corp.	30,800	674,520

Instruments — Controls — 0.3%
Photon Dynamics, Inc.*	31,616	395,832

Insurance — 1.8%
American Equity Investment Life Holding Co.	45,100	480,766
American Safety Insurance Holdings, Ltd.	22,300	367,950
Amerisafe, Inc.*	34,200	425,448
Philadelphia Consolidated Holding Co.*	44,804	1,360,249

		2,634,413

Internet Services — 2.0%
eCollege.com, Inc.*(a)	30,435	643,396
Internet Capital Group, Inc.*	52,036	468,324
j2 Global ommunications,Inc.(a)	49,400	1,542,268
Online Resources Corp.*	26,400	272,976

		2,926,964

Leisure — 0.6%
International Speedway Corp. (Class A Stock)	18,900	876,393

Machinery — 1.0%
RBC Bearings, Inc.	20,400	463,080
Regal-Beloit Corp.	21,100	931,565

		1,394,645

Machinery & Equipment — 4.2%
Bucyrus International, Inc. (Class A Stock)	70,092	3,539,646
IDEX Corp.	30,800	1,453,760
Middleby Corp.*	12,900	1,116,624

		6,110,030

Media — 2.3%
Emmis Communications Corp. (Class A Stock)*	43,500	680,340
Entravision Communications Corp. (Class A Stock)	106,430	912,105
Journal Communications, Inc. (Class A Stock)	57,600	647,424
Meredith Corp.	22,600	1,119,604

		3,359,473

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Medical Products — 7.2%
American Medical Systems Holdings, Inc.	94,831	$1,578,936
Arrow International, Inc.	27,340	898,666
Dendreon Corp.*(a)	53,214	257,556
DJ Orthopedics, Inc.*	17,322	637,969
ICU Medical, Inc.*	12,600	532,224
K-V Pharmaceutical Co. (Class A Stock)*	53,455	997,470
Landauer, Inc.	17,800	852,620
Respironics, Inc.*	44,394	1,519,163
STERIS Corp.*	37,000	845,820
Techne Corp.*	11,300	575,396
Thoratec Corp.*	31,019	430,233
Young Innovations, Inc.	34,900	1,229,527

		10,355,580

Medical Supplies & Equipment — 1.2%
Quality Systems, Inc.	46,700	1,719,494

Metals & Mining — 2.4%
Aleris International, Inc.	68,148	3,124,586
Cleveland-Cliffs, Inc.	5,200	412,308

		3,536,894

Mineral Resources — 0.4%
AMCOL International Corp.	20,000	527,000

Oil & Gas Equipment & Services — 3.3%
CARBO Ceramics, Inc.(a)	21,000	1,031,730
TETRA Technologies, Inc.*	124,003	3,756,051

		4,787,781

Oil & Gas Exploration/Production — 3.7%
Core Laboratories NV (Netherlands)	19,727	1,204,136
Hydril Co.*	9,700	761,644
Patterson-UTI Energy, Inc.	41,826	1,184,094
Unit Corp.*	38,883	2,212,054

		5,361,928

Oil, Gas & Consumable Fuels — 1.2%
Berry Petroleum Co. (Class A Stock)	30,800	1,021,020
Horizon Offshore, Inc.	34,990	733,390

		1,754,410

Publishing — 1.0%
Courier Corp.	21,700	868,434
Journal Register Co.*	61,100	547,456

		1,415,890

Retail — 5.1%
Build-A-Bear Workshop, Inc.*(a)	39,326	845,902
Cash America International, Inc.	59,967	1,918,944
Genesco, Inc.*(a)	56,298	1,906,814
Red Robin Gourmet Burgers, Inc.	27,525	1,171,464
Ruby Tuesday, Inc.	29,600	722,536
Steak N Shake Co. (The)*	57,900	876,606

		7,442,266

Retail & Merchandising — 1.7%
Allion Healthcare, Inc. *	42,340	367,935
Guitar Center, Inc.*	25,535	1,135,541
J Crew Group, Inc.	1,300	35,685

SEE NOTES TO FINANCIAL STATEMENTS.

B41

SP SMALL CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail & Merchandising (cont’d.)
MSC Industrial Direct, Inc. (Class A Stock)	19,200	$913,344

		2,452,505

School — 0.3%
Universal Technical Institute, Inc.*	21,800	480,036

Semiconductors — 1.1%
ATMI, Inc.*	29,785	733,307
Supertex, Inc.*	20,825	831,750

		1,565,057

Semiconductors & Semiconductor Equipment — 2.3%
Intergrated Device Technology, Inc.	118,192	1,675,963
OYO Geospace Corp.*	28,428	1,623,523

		3,299,486

Software — 0.9%
Netsmart Technologies, Inc.*	43,000	557,280
Per-Se Technologies, Inc.*(a)	29,433	741,123

		1,298,403

Telecommunications — 1.8%
EMS Technologies, Inc.*	36,269	651,754
Ixia*	74,792	673,128
Oplink Communications, Inc.	18,870	345,510
Plantronics, Inc.	40,700	903,947

		2,574,339

Textiles — 0.8%
G & K Services, Inc. (Class A Stock)	31,500	1,080,450

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Transportation Services — 3.7%
Bristow Group, Inc.*	22,100	795,600
Forward Air Corp.(a)	26,800	1,091,564
Heartland Express, Inc.	63,066	1,128,251
HUB Group, Inc. (Class A Stock)	37,800	927,234
Landstar System, Inc.*(a)	31,200	1,473,576

		5,416,225

Waste Management — 2.1%
Stericycle, Inc.*	7,800	507,780
Waste Connections, Inc.*(a)	69,793	2,540,465

		3,048,245

TOTAL LONG-TERM INVESTMENTS (cost $122,182,341)		137,891,414

SHORT-TERM INVESTMENT — 20.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $29,276,218; includes $22,250,647 of cash collateral for securities on loan)(b)(w) (Note 4)		29,276,218

TOTAL INVESTMENTS — 115.5% (cost $151,458,559)		167,167,632

LIABILITIES IN EXCESS OF OTHER ASSETS — (15.5)%		(22,380,897)

NET ASSETS — 100.0%		$144,786,735

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $21,280,647; cash collateral of $22,250,647 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B42

SP SMALL CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Affiliated Money Market Mutual Fund (including 15.4% of collateral received for securities on loan)	20.2%
Medical Products	7.2
Computer Services & Software	5.8
Retail	5.1
Machinery & Equipment	4.2
Oil & Gas Exploration/Production	3.7
Transportation Services	3.7
Health Services	3.5
Oil & Gas Equipment & Services	3.3
Financial Services	2.7
Metals & Mining	2.4
Commercial Services & Supplies	2.3
Electronics	2.3
Media	2.3
Semiconductors & Semiconductor Equipment	2.3
Distribution/Wholesale	2.1
Diversified Manufacturing Operations	2.1
Waste Management	2.1
Internet Services	2.0
Banking	1.8
Electrical Equipment	1.8
Electronic Components	1.8
Insurance	1.8
Telecommunications	1.8
Retail & Merchandising	1.7
Chemicals	1.6
Consumer Products & Services	1.6
Commercial Services	1.5
Agricultural Products & Services	1.3
Gaming	1.3
Biotechnology	1.2
Medical Supplies & Equipment	1.2
Oil, Gas & Consumable Fuels	1.2
Semiconductors	1.1
Computers	1.0
Machinery	1.0
Publishing	1.0
Building Materials	0.9
Software	0.9
Electronic Equipment & Instruments	0.8
Textiles	0.8
Computer Hardware	0.7
Aerospace	0.6
Entertainment	0.6
Leisure	0.6
Autos — Cars & Trucks	0.5
Consulting	0.5
Healthcare-Products	0.5
Household Products	0.5
Entertainment & Leisure	0.4
Food	0.4
Mineral Resources	0.4
Conglomerates	0.3
Construction	0.3
Instruments — Controls	0.3
School	0.3
Healthcare Providers & Services	0.2

115.5
Liabilities in excess of other assets	(15.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B43

SP SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 96.4%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.1%
Lamar Advertising Co.*(a)	4,883	$262,998

Aerospace — 2.4%
Alliant Techsystems, Inc.*(a)	3,243	247,603
DRS Technologies, Inc.*	30,500	1,486,875
Ducommun, Inc.*	16,622	307,840
Harsco Corp.	23,500	1,832,060
Heico Corp. (Class A Stock)	57,100	1,354,412
MTC Technologies, Inc.*	55,332	1,307,495
Orbital Sciences Corp.*	100,300	1,618,842
Rockwell Collins, Inc.	5,159	288,233

		8,443,360

Agriculture/Heavy Equipment — 0.2%
Delta & Pine Land Co.	18,625	547,575

Airlines — 1.2%
AirTran Holdings, Inc.*(a)	209,381	3,111,402
Frontier Airlines Holdings, Inc.(a)	56,315	406,031
SkyWest, Inc.	26,100	647,280

		4,164,713

Auto Components — 0.4%
Lear Corp. (a)	71,100	1,579,131

Automobile Manufacturers — 0.7%
Wabash National Corp.	160,300	2,462,208

Automotive Parts — 1.2%
Autoliv, Inc.	3,266	184,758
Commercial Vehicle Group, Inc.*	43,499	899,559
Cooper Tire & Rubber Co.(a)	184,500	2,055,330
Tenneco Automotive, Inc.	50,854	1,322,204

		4,461,851

Banks — 0.2%
Cascade Financial Corp.	55,175	853,750

Beverages
Pepsi Bottling Group, Inc.	4,571	146,958

Building Materials — 0.9%
American Standard Cos., Inc.	5,372	232,446
Comfort Systems USA, Inc.*	61,513	879,021
Patrick Industries, Inc.*	85,700	970,553
Texas Industries, Inc.	1,509	80,128
Trex Co., Inc.*(a)	2,905	75,210
Universal Forest Products, Inc.	15,231	955,441

		3,192,799

Business Services — 1.1%
eFunds Corp.	23,759	523,886
Filenet, Corp.*	28,130	757,541
LECG Corp.*	16,151	298,309
Resources Connection, Inc.*	10,189	254,929
Unisys Corp.*(a)	20,652	129,694
United Stationers, Inc.	38,200	1,884,024

		3,848,383

Chemicals — 2.4%
Albemarle Corp.	34,848	1,668,522
American Vanguard Corp.(a)	10,178	157,555
Ashland, Inc.	2,459	164,015
Georgia Gulf Corp.	81,500	2,039,130
KMG Chemicals, Inc.	22,783	175,885

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Chemicals (cont’d.)
Minerals Technologies, Inc.	28,087	$1,460,524
Olin Corp.	56,700	1,016,631
Penford Corp.	20,140	340,366
Rohm & Haas Co.	4,876	244,385
UAP Holding Corp.	51,776	1,129,235

		8,396,248

Clothing & Apparel — 0.8%
Gymboree Corp.*	23,954	832,641
K-Swiss, Inc. (Class A Stock)	17,194	459,080
Kellwood Co.	6,110	178,840
Mohawk Industries, Inc.*	1,498	105,384
Timberland Co. (The) (Class A Stock)	51,300	1,338,930

		2,914,875

Commercial Banks — 1.4%
Alabama National Bancorp	17,725	1,207,959
Alliance Bankshares Corp.*	14,589	239,258
Amcore Financial, Inc.	43,500	1,274,985
Bancorp Bank (The)*	46,265	1,157,088
Cardinal Financial Corp.	46,494	540,260
KeyCorp	13,873	494,988

		4,914,538

Commercial Services — 2.6%
BearingPoint, Inc.	35,596	297,939
Cross Country, Inc*	92,500	1,682,575
ITT Educational Services, Inc.*	12,247	805,975
Korn/Ferry International*	15,900	311,481
Labor Ready, Inc.*	82,300	1,864,095
Providence Service Corp.	24,837	676,311
Steiner Leisure Ltd.	33,620	1,328,999
Watson Wyatt & Co. Holdings	63,100	2,217,334

		9,184,709

Computer Hardware — 0.8%
Hutchinson Technology, Inc.(a)	31,818	688,223
Mercury Computer Systems, Inc.	89,700	1,380,483
MTS Systems Corp.	9,887	390,636
Rimage Corp.*	23,700	483,954

		2,943,296

Computer Services & Software — 1.8%
Dendrite International Inc.*	62,800	580,272
EPIQ Systems, Inc.*	65,300	1,086,592
Igate Corp.	11,981	76,559
JDA Software Group, Inc.	55,545	779,296
Kanbay International, Inc.	32,698	475,429
Lawson Software, Inc.	115,986	777,106
NetIQ Corp.*	135,000	1,645,650
Parametric Technology Corp.*	50,621	643,393
Ultimate Software Group, Inc.*	10,923	209,285

		6,273,582

Computers — 0.5%
NCR Corp.*	300	10,992
Perot Systems Corp. (Class A Stock)	119,800	1,734,704

		1,745,696

SEE NOTES TO FINANCIAL STATEMENTS.

B44

SP SMALL CAP VALUE FUND (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Construction — 0.5%
Beazer Homes USA, Inc.	9,119	$418,288
Builders Firstsource, Inc.*	18,510	376,864
Champion Enterprises, Inc.*	14,207	156,845
Infrasource Services, Inc.*	30,144	548,922
Modtech Holdings, Inc.*(a)	39,166	265,154
WCI Communities, Inc.*	6,857	138,100

		1,904,173

Consumer Products & Services — 1.8%
Clorox Co.(a)	5,619	342,591
Elizabeth Arden, Inc.*	43,416	776,278
Fossil, Inc.(a)	34,502	621,381
Helen of Troy Ltd. (Bermuda)*(a)	51,207	942,209
Leapfrog Enterprises, Inc.*(a)	155,700	1,572,570
Newell Rubbermaid, Inc.	17,363	448,486
Playtex Products, Inc.*	143,011	1,491,605
Reynolds America, Inc.	2,908	335,292

		6,530,412

Containers & Packaging — 0.5%
AptarGroup, Inc.	31,000	1,537,910
Packaging Corp. of America	12,701	279,676

		1,817,586

Distribution/Wholesale — 0.4%
Bell Microproducts, Inc.(a)	7,701	41,739
NuCo2, Inc.*	14,391	345,960
ScanSource, Inc.*	10,854	318,239
Tech Data Corp.*	22,000	842,820

		1,548,758

Diversified — 1.6%
Actuant Corp. (Class A Stock)	10,000	499,500
Carlisle Cos., Inc.	2,645	209,748
Lydall, Inc.*	47,700	439,794
Matthews International Corp. (Class A Stock)	6,364	219,367
Pentair, Inc.	62,300	2,130,037
Roper Industries, Inc.	39,900	1,865,325
Technology Investment Capital Corp.(a)	36,284	531,561

		5,895,332

Diversified Financial Services — 0.1%
CIT Group, Inc.	6,951	363,468
E*Trade Financial Corp.*	3,200	73,024

		436,492

Diversified Machinery — 0.1%
Intermec, Inc.*	21,644	496,513

Drugs & Healthcare — 0.1%
IMS Health, Inc.(a)	13,524	363,119

Electric Utilities — 0.2%
Entergy Corp.	10,202	721,791

Electronic Components — 1.3%
Amphenol Corp.	6,523	365,027
Arrow Electronics, Inc.*	4,800	154,560
Bel Fuse, Inc. (Class B Stock)	15,300	501,993
CyberOptics Corp.*	24,796	320,860

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronic Components (cont’d.)
EDO Corp.(a)	23,435	$570,408
Freescale Semiconductor, Inc. (Class A Stock)*	4,113	119,277
GrafTech International Ltd.*	212,384	1,231,827
LoJack Corp.*	27,734	523,064
PerkinElmer, Inc.	45,080	942,172

		4,729,188

Electronics — 0.7%
Belden CDT, Inc.	16,544	546,779
Checkpoint Systems, Inc.	26,368	585,633
Woodhead Industries, Inc.	79,700	1,525,458

		2,657,870

Engineering/Construction — 0.7%
EMCOR Group, Inc.*	48,800	2,375,096

Entertainment — 0.1%
Activision, Inc.*	34,674	394,590

Entertainment & Leisure — 0.7%
Harrah’s Entertainment, Inc.	8,683	618,056
Isle of Capri Casinos*	11,979	307,261
K2, Inc.*	135,459	1,481,922

		2,407,239

Environmental Services — 0.4%
Allied Waste Industries, Inc.*	13,788	156,632
Republic Services, Inc.	6,005	242,242
Waste Connections, Inc.*	30,096	1,095,494

		1,494,368

Equipment Services — 0.5%
Aaron Rents, Inc.(a)	63,018	1,693,924

Exchange Traded Funds — 3.1%
iShares Nasdaq Biotech Index(a)	22,800	1,657,560
iShares Russell 2000 Value Index Fund(a)	129,900	9,400,863

		11,058,423

Financial — Bank & Trust — 8.1%
Banctrust Financial Group, Inc.	50,914	1,194,952
Central Pacific Financial Corp.*	85,550	3,310,785
Citizens Banking Corp.(a)	50,966	1,244,080
City Bank/Lynnwood WA	6,600	307,956
City National Corp.	14,700	956,823
Commerce Bancshares, Inc.	2,070	103,611
Cullen Frost Bankers, Inc.	29,100	1,667,430
First Charter Corp.	59,500	1,459,535
First Oak Brook Bancshares, Inc.	9,532	352,684
First State Bancorp	60,400	1,436,312
FirstMerit Corp.	1,660	34,760
Hudson City Bancorp, Inc.	17,198	229,249
IBERIABANK Corp.	31,807	1,830,175
Investors Financial Services Corp.	20,200	906,980
Irwin Financial Corp.	24,514	475,326
M&T Bank Corp.	3,986	470,029
Midwest Banc Holdings, Inc.	88,547	1,970,171
Millennium Bankshares Corp.*	33,441	293,278
Nexity Financial Corp.	13,236	165,450
Northern Trust Corp.	5,566	307,800

SEE NOTES TO FINANCIAL STATEMENTS.

B45

SP SMALL CAP VALUE FUND (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Financial — Bank & Trust (cont’d.)
Placer Sierra Bancshares	31,938	$740,642
Prosperity Bancshares, Inc.	9,281	305,252
Signature Bank*	29,723	962,431
Southcoast Financial Corp.*	12,113	258,617
Sterling Bancorp	13,695	267,056
Texas United Bancshares, Inc.	13,247	372,903
Tompkins Trust Co., Inc.	10,560	454,080
UCBH Holdings, Inc.	157,400	2,603,396
Umpqua Holdings Corp.	73,400	1,882,710
United Community Banks, Inc.	27,684	842,701
Webster Financial Corp.	22,700	1,076,888
Zions Bancorp	5,555	432,957

		28,917,019

Financial Services — 5.5%
Accredited Home(a)	51,967	2,484,542
Affiliated Managers Group, Inc.*	7,766	674,788
American Capital Strategies Ltd.	3,283	109,915
Apollo Investment Corp.	65,666	1,213,508
BankUnited Financial Corp. (Class A Stock)*	38,950	1,188,754
Bear Stearns Cos., Inc.	4,316	604,585
Berkshire Hills Bancorp, Inc.	15,550	551,714
Brookline Bancorp, Inc.	45,416	625,378
Capital Source, Inc.*	54,318	1,274,300
Eaton Vance Corp.	7,665	191,318
Fidelity Bankshares, Inc.	36,314	1,155,512
Financial Federal Corp.(a)	78,925	2,194,904
First Niagara Financial Group, Inc.	103,794	1,455,192
First Security Group, Inc.	94,780	1,099,448
Knight Trading Group, Inc. (Class A Stock)*	23,740	361,560
PFF Bancorp, Inc.	60,293	1,999,316
Portfolio Recovery Associates, Inc.*	54,500	2,490,650

		19,675,384

Food Products — 0.1%
Sanderson Farms, Inc.(a)	10,354	289,808

Foods — 0.9%
Corn Products International, Inc.	7,622	233,233
Del Monte Foods Co.*	225,100	2,527,873
Lance, Inc.	9,747	224,376
Smithfield Foods, Inc.*	9,718	280,170

		3,265,652

Gas & Pipeline Utilities
Cascade Natural Gas Corp.	3,828	80,733

Hand/Machine Tools — 0.3%
Snap-On, Inc.	27,900	1,127,718

Healthcare Products & Services — 0.3%
Amedisys, Inc.*(a)	26,293	996,505

Healthcare Providers & Services — 0.8%
AMERIGROUP Corp.*	52,600	1,632,704
Apria Healthcare Group, Inc.*	60,146	1,136,759

		2,769,463

Healthcare Services — 1.6%
Arkansas Best Corp.(a)	44,500	2,234,345

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Healthcare Services (cont’d.)
Coventry Health Care, Inc.*	4,751	$261,020
Health Net, Inc.*	6,279	283,622
National Dentex Corp.*	70,280	1,630,496
Rehabcare Group, Inc.*	71,300	1,239,194

		5,648,677

Healthcare-Products — 0.1%
American Medical Systems Holdings, Inc.*	24,107	401,382

Home Furnishings — 0.3%
Furniture Brands International, Inc.(a)	54,000	1,125,360

Hotels & Motels — 0.3%
Aztar Corp.*	21,585	1,121,557

Household Durables — 0.1%
Lennar Corp. (Class A Stock)	8,232	365,254

Industrial Products — 0.2%
Cooper Industries Ltd. (Class A Stock)	4,025	374,003
Goodman Global, Inc.	33,432	507,498

		881,501

Insurance — 4.8%
AMBAC Financial Group, Inc.(a)	8,333	675,806
American Equity Investment Life Holding Co.	43,266	461,216
Aspen Insurance Holdings, Ltd. (Bermuda)*	15,488	360,716
Assurant, Inc.	3,181	153,960
CNA Financial Corp.*	70,792	1,223,286
Donegal Group, Inc.	19,834	384,978
EMC Insurance Group, Inc.	17,995	517,536
Everest Reinsurance Group Ltd. (Bermuda)	3,936	340,740
Lincoln National Corp.	5,037	284,288
Midland Co. (The)	47,483	1,803,404
National Atlantic Holdings Corp.*	13,283	124,860
Navigators Group, Inc.*	14,379	630,088
NYMAGIC, Inc.	10,310	299,506
PartnerRe Ltd. (Bermuda)	4,965	318,008
PMI Group, Inc. (The)	58,822	2,622,285
ProAssurance Corp.*	23,637	1,138,831
Procentury Corp.	43,519	596,645
RenaissanceRe Holdings Ltd.	3,972	192,483
Republic Companies Group, Inc.	31,617	559,937
RLI Corp.	21,744	1,047,626
StanCorp Financial Group, Inc.	15,756	802,138
Torchmark Corp.	2,549	154,775
Triad Guaranty, Inc.*	49,800	2,434,224

		17,127,336

Internet Services — 0.2%
McAfee, Inc.*(a)	26,900	652,863
Support.Com, Inc.	11,203	44,140

		697,003

Machinery & Equipment — 3.9%
Albany International Corp. (Class A Stock)(a)	49,600	2,102,544

SEE NOTES TO FINANCIAL STATEMENTS.

B46

SP SMALL CAP VALUE FUND (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Machinery & Equipment (cont’d.)
Applied Industrial Technologies, Inc.(a)	16,191	$393,603
Baldor Electric Co.	21,883	684,719
Franklin Electric Co., Inc.	14,228	734,734
IDEX Corp.	49,300	2,326,960
Kennametal, Inc.	30,600	1,904,850
RBC Bearings, Inc.	26,742	607,044
Sauer-Danfoss, Inc.	88,200	2,242,044
Tennant Co.	9,947	500,135
Wabtec Corp.	59,800	2,236,520
Zebra Technologies Corp. (Class A Stock)(a)	7,850	268,156

		14,001,309

Medical Supplies & Equipment — 0.7%
Cardiac Science Corp.	60,787	479,609
Encore Medical Corp.	147,374	708,869
PSS World Medical, Inc.*(a)	27,898	492,400
Symmetry Medical, Inc.	60,513	931,900

		2,612,778

Metals & Mining — 3.5%
Allegheny Technologies, Inc.	2,587	179,124
Commercial Metals Co.	67,869	1,744,234
Gibraltar Industries, Inc.	74,570	2,162,530
Kaydon Corp.(a)	57,500	2,145,325
Mueller Industries, Inc.	73,371	2,423,444
Oregon Steel Mills, Inc.*	34,064	1,725,682
Timken Co.	64,600	2,164,746

		12,545,085

Multiline Retail — 0.2%
J.C. Penney Co., Inc.	10,096	681,581

Networking/Telecom Equipment — 0.2%
Aeroflex, Inc.*	51,774	604,203

Office Equipment — 0.8%
IKON Office Solutions, Inc.	115,300	1,452,780
John H. Harland Co.	29,900	1,300,650

		2,753,430

Oil, Gas & Consumable Fuels — 6.4%
AGL Resources, Inc.	10,206	389,053
BJ Services Co.	12,822	477,748
Denbury Resources, Inc.	77,300	2,448,091
EOG Resources, Inc.	8,965	621,633
Hydril Co.*	6,831	536,370
Input Output, Inc.(a)	50,700	479,115
National-Oilwell Varco, Inc.*	44,100	2,792,412
New Jersey Resources Corp.	19,000	888,820
Northwest Natural Gas Co.	50,240	1,860,387
Oil States International*(a)	37,656	1,290,848
Parallel Petroleum Corp.*	52,382	1,294,359
Petroleum Development Corp.*	5,326	200,790
Piedmont Natural Gas Co., Inc.	6,171	149,955
Range Resources Corp.	90,725	2,466,813
South Jersey Industries, Inc.	25,159	689,105
Southeastern Michigan Gas Enterprises, Inc.	18,334	101,937

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (cont’d.)
Southwest Gas Corp.	18,739	$587,280
Superior Well Services, Inc.	20,100	500,490
W-H Energy Services, Inc.*	9,582	487,053
Western Refining, Inc.	34,700	748,826
Whiting Petroleum Corp.*	32,232	1,349,554
Williams Cos., Inc.	21,329	498,245
XTO Energy, Inc.	43,400	1,921,318

		22,780,202

Paper & Forest Products — 0.4%
Caraustar Industries, Inc.*	135,059	1,215,531
Meadwestvaco Corp.	7,857	219,446

		1,434,977

Petroleum Exploration & Production — 0.3%
Delta Petroleum Corp.*(a)	30,191	517,172
Ultra Petroleum Corp.	7,420	439,783

		956,955

Pharmaceuticals — 1.0%
Bentley Pharmaceuticals, Inc.	120,500	1,320,680
Charles River Laboratories International, Inc.*	8,266	304,189
Medarex, Inc.*(a)	70,003	672,729
MedImmune, Inc.*(a)	9,475	256,772
Prestige Brands Holdings, Inc.*	69,536	693,274
Salix Pharmaceuticals Ltd.*	26,300	323,490

		3,571,134

Pipelines — 0.2%
Dynegy, Inc. (Class A Stock)*	26,572	145,349
Williams Partners LP	21,784	685,324

		830,673

Printing & Publishing — 0.1%
Dow Jones & Co., Inc.	6,052	211,881

Real Estate — 0.1%
Plum Creek Timber Co.	9,950	353,225

Real Estate Investment Trust — 6.5%
American Land Lease, Inc.	28,600	700,700
Annaly Mortgage Management, Inc.	17,305	221,677
Cogdell Spencer, Inc.	15,515	302,698
Cousins Properties, Inc.	46,700	1,444,431
Crane Co.	61,700	2,566,720
Developers Diversified Realty Corp.(a)	6,887	359,364
Duke Realty Corp.(a)	20,200	710,030
Entertainment Properties Trust	17,828	767,495
Equity Office Properties Trust(a)	13,437	490,585
Equity One, Inc.	21,530	449,977
Equity Residential Properties Trust	4,661	208,487
Glenborough Realty Trust, Inc.	22,342	481,247
Healthcare Realty Trust, Inc.	4,373	139,280
Home Properties, Inc.	4,061	225,426
Host Marriot Corp.(a)	62,900	1,375,623
iStar Financial, Inc.	8,934	337,258
LaSalle Hotel Properties	60,315	2,792,584

SEE NOTES TO FINANCIAL STATEMENTS.

B47

SP SMALL CAP VALUE FUND (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Real Estate Investment Trust (cont’d.)
Lexington Corp. Properties Trust(a)	48,484	$1,047,254
Liberty Property Trust(a)	21,347	943,537
MFA Mortgage Investments, Inc.	125,216	861,486
National Retail Properties	50,068	998,857
Pan Pacific Retail Properties, Inc.	34,900	2,421,013
Parkway Properties, Inc.	32,850	1,494,675
RAIT Investment Trust	45,290	1,322,468
Windrose Medical Properties, Trust	25,343	370,008

		23,032,880

Real Estate Investment Trust — Apartment — 0.3%
American Campus Communities, Inc.*	22,850	567,822
Apartment Investment & Management Co. (Class A Stock)	12,351	536,651

		1,104,473

Real Estate Investment Trust — Office Industrial — 0.8%
Biomed Realty Trust, Inc.	28,580	855,685
Brandywine Realty Trust (a)	55,187	1,775,366
Columbia Equity Trust, Inc.	13,796	211,907

		2,842,958

Real Estate Investment Trust — Other Reit — 0.9%
Acadia Realty Trust	23,692	560,316
Agree Realty Corp.	14,112	479,384
Digital Realty Trust, Inc.	17,758	438,445
Omega Healthcare Investors, Inc.	65,681	868,303
Spirit Finance Corp.*	77,876	876,884

		3,223,332

Restaurants — 0.7%
Applebee’s International, Inc.	22,491	432,277
California Pizza Kitchen, Inc.*	14,024	385,380
CEC Entertainment, Inc.*	42,001	1,349,072
Ruby Tuesday, Inc.(a)	9,686	236,435

		2,403,164

Retail & Merchandising — 4.5%
Big Lots, Inc.*(a)	56,238	960,545
Cato Corp. (Class A Stock)	80,400	2,078,340
Charming Shoppes, Inc.*	63,711	716,112
Christopher & Banks Corp.	8,504	246,616
Deb Shops, Inc.	52,450	1,264,570
Dillard’s, Inc. (Class A Stock)	46,700	1,487,395
Dress Barn, Inc.*	30,158	764,505
Insight Enterprises, Inc.*	87,951	1,675,467
O’ Charleys, Inc.*	113,100	1,922,700
Pilgrim’s Pride Corp.	15,600	402,480
Ross Stores, Inc.*	9,944	278,929
Safeway, Inc.	5,700	148,200
School Specialty, Inc.	17,915	570,593
Select Comfort Corp.*	62,926	1,445,410
Sharper Image Corp.*(a)	5,268	58,527
The Buckle, Inc.	28,100	1,176,547
Tuesday Morning Corp.*(a)	28,945	380,627
Zale Corp.*	12,501	301,149

		15,878,712

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Self Storage — 0.2%
U-Store-It Trust	35,984	$678,658

Semiconductors — 3.4%
ATI Technologies, Inc.*(a)	96,700	1,411,820
ATMI, Inc.*	24,661	607,154
Brooks Automation, Inc.*	67,946	801,763
Cabot Microelectronics Corp.*	32,093	972,739
Emulex Corp.*	63,713	1,036,610
Entegris, Inc.*(a)	69,806	665,251
Exar Corp.*	83,200	1,104,064
Formfactor, Inc.*	15,971	712,786
Intergrated Device Technology, Inc.	93,290	1,322,852
National Semiconductor Corp.	2,100	50,085
Tektronix, Inc.	67,400	1,982,908
Tessera Technologies, Inc.*(a)	47,804	1,314,610

		11,982,642

Technology — 0.1%
Seagate Technology*	14,447	327,080

Telecommunications — 2.7%
ADC Telecommunications, Inc.	8,528	143,782
Alaska Communications Systems Group, Inc.	49,499	626,162
Andrew Corp.	65,392	579,373
Anixter International, Inc.(a)	47,512	2,254,920
Black Box Corp.	35,000	1,341,550
Dobson Communications Corp. (Class A Stock)*(a)	164,161	1,268,965
Embarq Corp.	5,186	212,574
Hypercom Corp.*	9,156	85,609
Premiere Global Services, Inc.*	37,072	279,894
RCN Corp.*	37,093	924,728
West Corp.*	37,286	1,786,372

		9,503,929

Transportation — 1.2%
Forward Air Corp.	12,445	506,864
Heartland Express, Inc.	38,524	689,194
Kirby Corp.*	55,400	2,188,300
Norfolk Southern Corp.	7,756	412,774
SCS Transportation, Inc.*	16,235	446,950
Swift Transportation Co., Inc.*	1,918	60,916

		4,304,998

Utilities — 2.2%
Avista Corp.	4,490	102,507
CH Energy Group, Inc.	6,482	311,136
Cleco Corp.	26,179	608,662
CMS Energy Corp.*	5,444	70,445
DPL, Inc.	9,600	257,280
Edison International	13,476	525,564
El Paso Electric Co.	90,281	1,820,065
FirstEnergy Corp.	3,383	183,392
MGE Energy, Inc.	15,065	469,275
Northeast Utilities	5,790	119,679
PG&E Corp.	14,935	586,647
PPL Corp.	19,555	631,627
Public Service Enterprise Group, Inc.	1,328	87,807
Sierra Pacific Resources	59,325	830,550

SEE NOTES TO FINANCIAL STATEMENTS.

B48

SP SMALL CAP VALUE FUND (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Utilities (cont’d.)
Unisource Energy Corp.	8,092	$252,066
Westar Energy, Inc.	34,950	735,697
Wisconsin Energy Corp.	5,535	223,061

		7,815,460

TOTAL LONG-TERM INVESTMENTS (cost $315,494,081)		343,787,615

SHORT-TERM INVESTMENT — 20.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $72,053,740; includes $59,435,991 of cash collateral for securities on loan)(b)(w) (Note 4)		72,053,740

TOTAL INVESTMENTS — 116.6% (cost $387,547,821)		415,841,355
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.6)%		(59,302,054)

NET ASSETS — 100.0%		$356,539,301

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $57,314,803; cash collateral of $59,435,991 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B49

SP SMALL CAP VALUE FUND (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 as follows:

Money Market Mutual Fund (including 16.7% of collateral received for securities on loan)	20.2%
Financial — Bank & Trust	8.1
Real Estate Investment Trust	6.5
Oil, Gas & Consumable Fuels	6.4
Financial Services	5.5
Insurance	4.8
Retail & Merchandising	4.5
Machinery & Equipment	3.9
Metals & Mining	3.5
Semiconductors	3.4
Exchange Traded Funds	3.1
Telecommunications	2.7
Commercial Services	2.6
Aerospace	2.4
Chemicals	2.4
Utilities	2.2
Computer Services & Software	1.8
Consumer Products & Services	1.8
Diversified	1.6
Healthcare Services	1.6
Commercial Banks	1.4
Electronic Components	1.3
Airlines	1.2
Automotive Parts	1.2
Transportation	1.2
Business Services	1.1
Pharmaceuticals	1.0
Building Materials	0.9
Foods	0.9
Real Estate Investment Trust — Other Reit	0.9
Clothing & Apparel	0.8
Computer Hardware	0.8
Healthcare Providers & Services	0.8
Office Equipment	0.8
Real Estate Investment Trust — Office Industrial	0.8
Automobile Manufacturers	0.7
Electronics	0.7
Engineering/Construction	0.7
Entertainment & Leisure	0.7
Medical Supplies & Equipment	0.7
Restaurants	0.7
Computers	0.5
Construction	0.5
Containers & Packaging	0.5
Equipment Services	0.5
Auto Components	0.4
Distribution/Wholesale	0.4
Environmental Services	0.4
Paper & Forest Products	0.4
Hand/Machine Tools	0.3
Healthcare Products & Services	0.3
Home Furnishings	0.3
Hotels & Motels	0.3
Petroleum Exploration & Production	0.3
Real Estate Investment Trust — Apartment	0.3
Agriculture/Heavy Equipment	0.2
Banks	0.2

Electric Utilities	0.2%
Industrial Products	0.2
Internet Services	0.2
Multiline Retail	0.2
Networking/Telecom Equipment	0.2
Pipelines	0.2
Self Storage	0.2
Advertising	0.1
Diversified Financial Services	0.1
Diversified Machinery	0.1
Drugs & Healthcare	0.1
Entertainment	0.1
Food Products	0.1
Healthcare-Products	0.1
Household Durables	0.1
Printing & Publishing	0.1
Real Estate	0.1
Technology	0.1

116.6
Liabilities in excess of other assets	(16.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B50

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 97.3%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace — 2.0%
Boeing Co. (The)	17,200	$1,408,852

Biotechnology — 5.6%
Genentech, Inc.*	18,100	1,480,580
Gilead Sciences, Inc.*	40,720	2,408,995

		3,889,575

Capital Markets — 6.0%
Merrill Lynch & Co., Inc.	27,900	1,940,724
UBS AG	20,400	2,237,880

		4,178,604

Chemicals — 1.4%
Monsanto Co.	11,300	951,347

Communication Equipment — 12.4%
Cisco Systems, Inc.*	98,500	1,923,705
Corning, Inc.*	137,000	3,314,030
Juniper Networks, Inc.*	42,100	673,179
Qualcomm, Inc.	67,300	2,696,711

		8,607,625

Computer Hardware — 1.6%
Advanced Mirco Devices, Inc.*	45,500	1,111,110

Computers & Peripherals — 5.2%
Apple Computer, Inc.*	63,100	3,604,272

Consumer Products & Services — 1.8%
Procter & Gamble Co.	22,500	1,251,000

Diversified Financial Services — 6.7%
Goldman Sachs Group, Inc.	9,200	1,383,956
JPMorgan Chase & Co.	29,100	1,222,200
NYSE Group, Inc.*	29,500	2,020,160

		4,626,316

Financial Services — 2.1%
Legg Mason, Inc.	15,000	1,492,800

Healthcare Services — 5.3%
Caremark Rx, Inc.*	24,600	1,226,802
WellPoint, Inc.*	34,100	2,481,457

		3,708,259

Industrial Conglomerates — 2.6%
3M Co.	22,500	1,817,325

Insurance — 0.4%
American International Group, Inc.	5,100	301,155

Internet Software & Services — 8.6%
Google, Inc. (Class A Stock)*	10,690	4,482,638
Yahoo!, Inc.*	44,600	1,471,800

		5,954,438

Media — 4.8%
News Corp. (Class A Stock)	64,200	1,231,356
Walt Disney Co.	70,900	2,127,000

		3,358,356

Multiline Retail — 3.7%
Federated Department Stores, Inc.	53,200	1,947,120
Target Corp.	13,000	635,310

		2,582,430

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 7.2%
GlobalSantaFe Corp.	22,700	$1,310,925
Halliburton Co.	23,000	1,706,830
Occidental Petroleum Corp.	19,400	1,989,470

		5,007,225

Pharmaceuticals — 7.3%
Alcon, Inc. (Switzerland)	12,100	1,192,455
Novartis AG, ADR (Switzerland)	28,900	1,558,288
Roche Holdings, Ltd., ADR (Switzerland)	27,900	2,301,465

		5,052,208

Semiconductors & Semiconductor Equipment — 5.8%
Broadcom Corp., (Class A Stock)*	85,650	2,573,782
Marvell Technology Group Ltd.*	32,100	1,422,993

		3,996,775

Software — 4.0%
Adobe Systems, Inc.*	68,200	2,070,552
SAP AG, ADR (Germany)	13,900	730,028

		2,800,580

Specialty Retail — 2.8%
Home Depot, Inc.	39,800	1,424,442
Lowe’s Cos., Inc.	8,850	536,930

		1,961,372

TOTAL LONG-TERM INVESTMENTS (cost $65,282,695)		67,661,624

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $670,416)(w) (Note 4)	670,416	670,416

TOTAL INVESTMENTS — 98.3% (cost $65,953,111)		68,332,040
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		1,212,653

NET ASSETS — 100.0%		$69,544,693

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B51

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 were as follows:

Industry
Communication Equipment	12.4%
Internet Software & Services	8.6
Pharmaceuticals	7.3
Oil, Gas & Consumable Fuels	7.2
Diversified Financial Services	6.7
Capital Markets	6.0
Semiconductors & Semiconductor Equipment	5.8
Biotechnology	5.6
Healthcare Services	5.3
Computers & Peripherals	5.2
Media	4.8
Software	4.0
Multiline Retail	3.7
Specialty Retail	2.8
Industrial Conglomerates	2.6
Financial Services	2.1
Aerospace	2.0
Consumer Products & Services	1.8
Computer Hardware	1.6
Chemicals	1.4
Affiliated Money Market Mutual Fund	1.0
Insurance	0.4

98.3
Other assets in excess of liabilities	1.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B52

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 98.9%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 2.0%
Lamar Advertising Co.*	26,900	$1,448,834

Aerospace/Defense — 1.0%
General Dynamics Corp.	11,200	733,152

Airlines — 2.0%
Southwest Airlines Co.	87,900	1,438,923

Computer Hardware — 0.8%
Apple Computer, Inc.*	10,900	622,608

Computer Services & Software — 9.2%
Automatic Data Processing, Inc.	28,600	1,297,010
EMC Corp.*	60,200	660,394
Microsoft Corp.	92,100	2,145,930
NAVTEQ Corp.*	27,400	1,224,232
Oracle Corp.*	61,500	891,135
Red Hat, Inc.*	23,000	538,200

		6,756,901

Consumer Products & Services — 1.6%
Accenture Ltd. (Class A Stock)	42,500	1,203,600

Diversified Financial Services — 2.2%
E*trade Financial Corp.*	34,100	778,162
Morgan Stanley	13,400	847,014

		1,625,176

Drugs & Medicine — 8.6%
Amgen, Inc.*	13,900	906,697
Caremark Rx, Inc.*	28,000	1,396,360
Genentech, Inc.*	14,700	1,202,460
Gilead Sciences, Inc.*	19,000	1,124,040
Humana, Inc.*	17,600	945,120
St. Jude Medical, Inc.*	23,700	768,354

		6,343,031

Electronic Components — 2.6%
Garmin Ltd.	8,600	906,784
Harman International Industries, Inc.	11,600	990,292

		1,897,076

Farming & Agriculture — 0.9%
Monsanto Co.	8,300	698,777

Financial—Bank & Trust — 2.6%
State Street Corp.	32,500	1,887,925

Financial Services — 5.2%
Franklin Resources, Inc.	11,900	1,033,039
Legg Mason, Inc.	11,700	1,164,384
SLM Corp.	31,000	1,640,520

		3,837,943

Food & Staples Retailing — 3.8%
Sysco Corp.	36,700	1,121,552
Wal-Mart Stores, Inc.	34,500	1,661,865

		2,783,417

Healthcare Providers & Services — 2.2%
UnitedHealth Group, Inc.	36,100	1,616,558

Hotels, Restaurants & Leisure — 2.9%
International Game Technology	34,700	1,316,518
Wynn Resorts Ltd.*	11,600	850,280

		2,166,798

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Internet Services — 7.6%
Amazon.Com, Inc.*	31,500	$1,218,420
eBay, Inc.*	15,100	442,279
Google, Inc. (Class A Stock)*	4,200	1,761,186
Yahoo!, Inc.*	64,700	2,135,100

		5,556,985

Manufacturing — 2.4%
Danaher Corp.	27,700	1,781,664

Media — 0.7%
EchoStar Communications Corp. (Class A Stock)*	17,500	539,175

Medical Supplies & Equipment — 3.1%
Medtronic, Inc.	27,100	1,271,532
Sepracor, Inc.*	17,500	999,950

		2,271,482

Multimedia — 1.3%
Viacom, Inc. (Class B Stock)*	26,300	942,592

Oil, Gas & Consumable Fuels — 2.2%
Schlumberger Ltd.	11,900	774,809
Transocean, Inc. (Cayman Islands)*	10,200	819,264

		1,594,073

Pharmaceuticals — 1.6%
Cephalon, Inc.	9,800	588,980
Medco Health Solutions, Inc.*	10,900	624,352

		1,213,332

Retail & Merchandising — 5.8%
Kohl’s Corp.*	29,900	1,767,688
Target Corp.	15,800	772,146
Walgreen Co.	37,900	1,699,436

		4,239,270

Semiconductors — 12.4%
Analog Devices, Inc.	50,500	1,623,070
Applied Materials, Inc.*	82,300	1,339,844
Intel Corp.	47,000	890,650
Marvell Technology Group Ltd.*	28,200	1,250,106
Maxim Integrated Products, Inc.	50,700	1,627,977
Texas Instruments, Inc.	29,000	878,410
Xilinx, Inc.	64,800	1,467,720

		9,077,777

Software — 0.9%
Adobe Systems, Inc.*	21,500	652,740

Telecommunications — 8.2%
American Tower Corp., (Class A Stock)*	73,400	2,284,208
Corning, Inc.*	44,900	1,086,131
Ericsson LM Telephone, ADR (Sweden)*	28,000	925,120
Juniper Networks, Inc.*	104,700	1,674,153

		5,969,612

Utilities — 5.1%
General Electric Co.	112,900	3,721,184

TOTAL LONG-TERM INVESTMENTS (cost $70,323,342)		72,620,605

SEE NOTES TO FINANCIAL STATEMENTS.

B53

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $1,028,753)(w) (Note 4)	1,028,753	$1,028,753

TOTAL INVESTMENTS — 100.3% (cost $71,352,095)		73,649,358
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(183,752)

NET ASSETS — 100.0%		$73,465,606

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of June, 30, 2006 were as follows:

Semiconductors	12.4%
Computer Services & Software	9.2
Drugs & Medicine	8.6
Telecommunications	8.2
Internet Services	7.6
Retail & Merchandising	5.8
Financial Services	5.2
Utilities	5.1
Food & Staples Retailing	3.8
Medical Supplies & Equipment	3.1
Hotels, Restaurants & Leisure	2.9
Electronic Components	2.6
Financial — Bank & Trust	2.6
Manufacturing	2.4
Diversified Financial Services	2.2
Healthcare Providers & Services	2.2
Oil, Gas & Consumable Fuels	2.2
Advertising	2.0
Airlines	2.0
Consumer Products & Services	1.6
Pharmaceuticals	1.6
Affiliated Money Market Mutual Fund	1.4
Multimedia	1.3
Aerospace/Defense	1.0
Farming & Agriculture	0.9
Software	0.9
Computer Hardware	0.8
Media	0.7

100.3
Liabilities in excess of other assets	(0.3)

100.0%

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B54

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 96.6%		Value (Note 2)
COMMON STOCKS — 96.0%	Shares
Australia — 1.3%
Macquarie Bank Ltd.	126,900	$6,506,677

Austria — 1.3%
Erste Bank der Oesterreichischen Sparkassen AG*	70,840	3,986,749
Raiffeisen International Bank Holding AG*	28,800	2,501,209

		6,487,958

Brazil — 2.1%
Companhia de Concessoes Rodoviarias	184,500	1,490,720
Gol Linhas Aereas Inteligentes SA, ADR(a)	63,000	2,236,500
Localiza Rent A Car SA	42,400	802,622
Natura Cosmeticos SA	115,000	1,176,070
Petroleo Brasileiro SA	243,700	4,843,846

		10,549,758

Canada — 5.1%
Cameco Corp.	123,400	4,915,881
Canadian National Railway Co.	114,200	4,988,258
Manulife Financial Corp.	254,000	8,047,998
Shoppers Drug Mart Corp.	58,900	2,136,925
Suncor Energy, Inc.	63,100	5,106,561

		25,195,623

China — 0.4%
Focus Media Holding Ltd., ADR	29,100	1,896,156

Colombia — 0.3%
Bancolombia SA, ADR	62,000	1,494,200

France — 10.5%
BNP Paribas SA	88,660	8,488,036
Essilor International SA	53,900	5,425,642
Eurazeo	23,835	2,361,154
Iliad SA	23,400	1,957,407
L’Oreal SA	162,400	15,339,959
LVMH Moet Hennessy Louis Vuitton	92,500	9,181,024
Technip SA	64,500	3,572,196
Vinci SA	54,600	5,625,302

		51,950,720

Germany — 8.8%
Bijou Brigitte Modische Accessoires AG	4,800	1,299,106
Celesio AG	29,240	2,657,978
Continental AG	48,900	4,998,641
E.ON AG	73,800	8,497,341
Qaigen NV*	163,800	2,210,314
SAP AG	46,900	9,897,932
Siemens AG	141,200	12,286,349
Solarworld AG	24,400	1,531,417

		43,379,078

Greece — 2.2%
Coca-Cola Hellenic Bottling Co. SA	125,000	3,725,234
EFG Eurobank Ergasias	85,044	2,358,254
National Bank of Greece SA*	126,776	5,007,282

		11,090,770

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Hong Kong — 2.6%
China Life Insurance Co. Ltd.*	2,726,000	$4,299,795
Esprit Holdings Ltd.	332,300	2,712,723
Hopson Development Holdings Ltd.	492,000	1,013,610
Li & Fung Ltd.	2,452,400	4,957,661

		12,983,789

India — 2.9%
HDFC Bank Ltd., ADR	106,300	5,798,665
Infosys Technologies Ltd., ADR	109,300	8,351,613

		14,150,278

Ireland — 1.3%
Anglo Irish Bank Corp. PLC	320,200	4,991,616
IAWS Group PLC	76,100	1,343,233

		6,334,849

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR	152,500	4,817,475

Italy — 3.2%
Azimut Holding SpA	109,500	1,141,457
Luxottica Group SpA	317,300	8,620,099
Saipem SpA	273,700	6,227,854

		15,989,410

Japan — 15.9%
Aeon Credit Service Co. Ltd.	94,400	2,293,184
Aeon Mall Co. Ltd.	55,300	2,324,301
Chiyoda Corp.	115,000	2,351,451
Denso Corp.	251,800	8,229,046
Honeys Co. Ltd.	35,900	1,537,137
Hoya Corp.	131,800	4,687,399
Keyence Corp.	22,440	5,729,612
KK DaVinci Advisors*	1,553	1,533,459
Komatsu Ltd.	554,000	11,013,195
Misumi Corp.	75,800	1,417,441
Mitsubishi Tokyo Financial Group, Inc.	1,052	14,708,144
Nitto Denko Corp., ADR	35,200	2,506,816
ORIX Corp.	54,100	13,212,994
Point, Inc.	20,900	1,179,780
Ryohin Keikaku Co. Ltd.	21,900	1,795,019
Yamada Denki Co. Ltd.	40,400	4,119,783

		78,638,761

Mexico — 2.5%
America Movil SA de CV, Series L	3,676,800	6,143,535
Wal-Mart de Mexico SA de CV, Series L	2,261,900	6,322,251

		12,465,786

Netherlands — 0.5%
TomTom NV*	59,800	2,325,976

Norway — 1.1%
Statoil ASA	183,600	5,205,770

Singapore — 1.6%
CapitaLand Ltd.	2,801,000	7,963,168

South Africa — 0.8%
MTN Group Ltd.	120,200	886,831
Naspers Ltd. (Class N Shares)	56,100	953,544

SEE NOTES TO FINANCIAL STATEMENTS.

B55

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
South Africa (cont’d.)
Sasol Ltd.*	53,700	$2,059,623

		3,899,998

Spain — 2.7%
Grupo Ferrovial SA	66,900	5,108,438
Industria de Diseno Textil SA	200,219	8,445,855

		13,554,293

Sweden — 0.6%
Capio AB*	68,520	1,228,204
Modern Times Group MTG AB (Class B Shares)	31,600	1,661,945
Modern Times Group MTG AB (Redeemable Shares)	31,600	108,191

		2,998,340

Switzerland — 10.5%
EFG International*	87,300	2,427,876
Kuehne & Nagel International AG	61,500	4,477,118
Nobel Biocare Holding AG*	10,550	2,504,714
Roche Holding AG	109,900	18,167,592
SGS Societe Generale*	3,920	3,719,439
Synthes, Inc.	60,250	7,269,130
UBS AG	122,040	13,376,434

		51,942,303

Taiwan — 1.5%
High Tech Computer Corp.	105,000	2,886,264
Himax Technologies, Inc.	154,800	885,456
Hon Hai Precision Industry Co. Ltd.	623,441	3,851,075

		7,622,795

United Kingdom — 15.3%
BG Group PLC	1,162,475	15,531,338
Cairn Energy PLC*	95,300	3,864,728
Carphone Warehouse Group	416,000	2,442,443
CSR PLC*	102,700	2,392,921
HBOS PLC	691,300	12,016,606
Northern Rock PLC	317,400	5,869,409
Reckitt Benckiser PLC	296,100	11,060,562
Rolls-Royce Group PLC*	1,281,600	9,811,609
Rotork PLC	121,000	1,532,722
Standard Chartered PLC	242,200	5,912,014
Tullow Oil PLC	214,400	1,514,522
Vedanta Resources PLC	138,100	3,480,783

		75,429,657

TOTAL COMMON STOCKS (cost $396,316,048)		474,873,588

PREFERRED STOCKS — 0.6%
Brazil — 0.6%
Banco Itau Holding Financeira SA 2.44% (cost $887,185)	109,490	3,177,176

TOTAL LONG-TERM INVESTMENTS (cost $397,203,233)		478,050,764

SHORT-TERM INVESTMENT — 3.8%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $18,635,609; includes $1,883,085 of cash collateral for securities on loan)(b)(w) (Note 4)	18,635,609	$18,635,609

TOTAL INVESTMENTS — 100.4% (cost $415,838,842)		496,686,373
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,775,642)

NET ASSETS — 100.0%		$494,910,731

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $1,852,142; cash collateral of $1,883,085 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B56

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Industry
Financial — Bank & Trust	12.2%
Oil, Gas & Consumable Fuels	8.5
Pharmaceuticals	5.7
Financial Services	5.0
Medical Supplies & Equipment	4.8
Retail & Merchandising	4.8
Real Estate	4.3
Computer Services & Software	4.2
Affiliated Money Market Mutual Fund (including 0.4% of collateral received for securities)	3.8
Commercial Banks	3.6
Cosmetics & Toiletries	3.3
Automotive Parts	2.7
Diversified	2.5
Insurance	2.5
Banks	2.3
Consumer Products & Services	2.2
Machinery — Construction & Mining	2.2
Industrial Products	2.0
Diversified Operations	1.9
Transportation	1.9
Business Services	1.8
Utilities	1.7
Oil Comp-Integrated	1.4
Telecommunications	1.4
Commercial Services	1.2
Construction	1.1
Electronic Components	1.1
Metals	1.0
Metals & Mining	1.0
Electronics	0.9
Retail	0.8
Beverages	0.7
Computer Hardware	0.7
Semiconductors	0.7
Computers	0.6
Chemicals	0.5
Media	0.5
Advertising	0.4
Airlines	0.4
Internet	0.4
Clothing & Apparel	0.3
Energy-Other	0.3
Food	0.3
Healthcare Services	0.3
Instruments — Controls	0.3
Investment Management	0.2

100.4
Liabilities in excess of other assets	(0.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B57

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND, INC.

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), a Maryland corporation, organized on November 15, 1982, was a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of 32 Portfolios (“Portfolio” or “Portfolios”), each with a separate series of capital stock. The information presented in these financial statements pertains to seventeen Portfolios: SP Aggressive Growth Asset Allocation Portfolio, SP AIM Core Equity Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Growth Asset Allocation Portfolio, SP Large Cap Value Portfolio, SP LSV International Value Portfolio, SP Mid-Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small Cap Growth Portfolio (formerly SP State Street Research Small Cap Growth Portfolio), SP Small Cap Value Portfolio, SP Strategic Partners Focused Growth Portfolio, SP T. Rowe Price Large Cap Growth Portfolio (formerly SP Alliance Berstein Large Cap Growth Portfolio) and SP William Blair International Growth Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

SP Aggressive Growth Asset Allocation Portfolio:    Capital appreciation by investing primarily in large cap equity portfolios, international portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund and American Skandia Trust Portfolios.

SP AIM Core Equity Portfolio:    Growth of capital with a secondary objective of current income by investing primarily in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the Portfolio managers believe have the potential for above-average growth in earnings and dividends.

SP Balanced Asset Allocation Portfolio:    Provide a balance between current income and growth of capital by investing in fixed income portfolios, large cap equity portfolios, small/mid cap equity portfolios, and international equity Portfolios. The Portfolio will achieve this by investing in certain other Series Fund and American Skandia Trust Portfolios.

SP Conservative Asset Allocation Portfolio:    Provide current income with low to moderate capital appreciation by investing in fixed income portfolios, large cap equity portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund and American Skandia Trust Portfolios.

SP Davis Value Portfolio:    Capital growth through investments primarily in common stock of U.S. companies with market capitalization of at least $5 billion. The Portfolio will seek common stock that can be purchased at attractive valuations relative to their intrinsic value.

SP Growth Asset Allocation Portfolio:    Provide long-term growth of capital with consideration also given to current income by investing in large-cap equity portfolios, fixed income portfolios, international equity portfolios and small/mid-cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund Portfolios and American Skandia Trust Portfolios.

SP Large Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with large market capitalization (those with market capitalizations similar to companies in the Standard & Poor’s 500 Composite Index or the Russell 100 Index).

SP LSV International Value Portfolio:    Long-term capital appreciation by investing primarily in the stocks and other equity securities of companies in developed countries outside the United States.

SP Mid-Cap Growth Portfolio:    Long-term growth of capital by investing primarily in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

SP PIMCO High Yield Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of high yield/high risk securities rated

C1

below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality.

SP PIMCO Total Return Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of fixed income instruments of varying maturities.

SP Prudential U.S. Emerging Growth Portfolio:    Long-term capital appreciation by investing primarily in equity securities of small and medium-sized U.S. companies that the Portfolio manager believes have the potential for above-average growth.

SP Small Cap Growth Portfolio:    Long-term capital growth by investing mostly in small-capitalization companies which are included in the Russell 2000 Growth Index at the time of purchase, or if not with market capitalizations under $2.5 billion.

SP Small Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with small to medium market capitalization.

SP Strategic Partners Focused Growth Portfolio:    Long-term capital growth by investing primarily in equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential.

SP T. Rowe Price Large Cap Growth Portfolio:    Growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in stocks of companies considered to have large capitalizations.

SP William Blair International Growth Portfolio:    Long-term growth of capital by investing primarily in equity-related securities of foreign issuers.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using

C2

fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2006, the SP AIM Core Equity Portfolio, SP Davis Value Portfolio, and SP William Blair International Growth Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio at June 30, 2006 include registration rights, under which the Portfolios may demand registration by the issuer, of which the Portfolio may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above. Certain restricted securities were deemed liquid by procedures adopted by the Board of Directors.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities – at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into

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forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in assets and liabilities in the financial statements. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Loan Participations:    The SP PIMCO High Yield Portfolio may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options is included in net realized gains (losses) on investment transactions. Gains (losses) on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

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The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    The Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The Portfolios may enter into swap agreements as either the protection buyer or seller. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    The Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level. The only expense charged to SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Allocation Portfolio is a management fee. All other expenses attributable to these Portfolios are borne by PI, the Portfolios’ investment advisor (see Note 3).

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For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions:    Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The SP PIMCO High Yield and SP PIMCO Total Return Portfolios will declare and distribute dividends from net investment income, if any, quarterly and distributions from net capital gains, if any, at least annually. All other Portfolios will declare and distribute dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Jennison Associates LLC (“Jennison”), AIM Capital Management, Inc. (“AIM”), Alliance Capital Management, LP (“Alliance”), Davis Selected Advisers, LP (“Davis”), Dreman Value Management LLC (Dreman), Calamos Investments (“Calamos”), Hotchkis and Wiley Capital Management LLC (“Hotchkis and Wiley”), Goldman Sachs Asset Management, L.P. (“GSAM”), J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), LSV Asset Management (“LSV”), Neuberger Berman Management, Inc. (“Neuberger Berman”), T. Rowe Price Associates, Inc. (“T. Rowe”), William Blair & Company LLC (“William Blair”), Eagle Asset Management (“Eagle”), Pacific Investment Management Company LLC (“PIMCO”) and Salomon Brothers Asset Management Inc. (“Salomon”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

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The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
SP Aggressive Growth Asset Allocation Portfolio	0.05%	0.05%
SP AIM Core Equity Portfolio	0.85	0.85
SP Balanced Asset Allocation Portfolio	0.05	0.05
SP Conservative Asset Allocation Portfolio	0.05	0.05
SP Davis Value Portfolio	0.75	0.75
SP Growth Asset Allocation Portfolio	0.05	0.05
SP Large Cap Value Portfolio	0.80	0.80
SP LSV International Value Portfolio	0.90	0.90
SP Mid-Cap Growth Portfolio	0.80	0.80
SP PIMCO High Yield Portfolio	0.60	0.60
SP PIMCO Total Return Portfolio	0.60	0.60
SP Prudential U.S. Emerging Growth Portfolio	0.60	0.60
SP Small Cap Growth Portfolio	0.95	0.95
SP Small Cap Value Portfolio	0.90	0.90
SP Strategic Partners Focused Growth Portfolio	0.90	0.90
SP T. Rowe Price Large Cap Growth Portfolio	0.90	0.78
SP William Blair International Growth Portfolio	0.85	0.85

At June 30, 2006 the Subadvisers that provide investment advisory services to the Portfolios are as follows. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
SP AIM Core Equity Portfolio	AIM
SP Davis Value Portfolio	Davis
SP Large Cap Value Portfolio	Dreman, Hotchkis and Wiley, J.P. Morgan
SP LSV International Value Portfolio	LSV
SP Mid-Cap Growth Portfolio	Calamos
SP PIMCO High Yield Portfolio	PIMCO
SP PIMCO Total Return Portfolio	PIMCO
SP Prudential U.S. Emerging Growth Portfolio	Jennison
SP Small Cap Growth Portfolio	Neuberger Berman, Eagle
SP Small Cap Value Portfolio	GSAM, Salomon
SP Strategic Partners Focused Growth Portfolio	Alliance, Jennison
SP T. Rowe Price Large Cap Growth Portfolio	T. Rowe
SP William Blair International Growth Portfolio	William Blair

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to waive management fees and/or reimburse expenses of each Portfolio (other than the SP Aggressive Growth Asset Allocation, SP Balanced Asset Allocation, SP Conservative Asset Allocation and SP Growth Asset Allocation Portfolios) for the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets.

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Portfolio	Class I Expense limit		Class II Expense limit
SP AIM Core Equity Portfolio	1.00%		N/A
SP Davis Value Portfolio	0.83	*	N/A
SP Large Cap Value Portfolio	0.90		N/A
SP LSV International Value Portfolio	1.10	**	N/A
SP Mid-Cap Growth Portfolio	1.00		N/A
SP PIMCO High Yield Portfolio	0.82		N/A
SP PIMCO Total Return Portfolio	0.76		N/A
SP Prudential U.S. Emerging Growth Portfolio	0.90		1.30%
SP Small Cap Growth Portfolio	1.15		N/A
SP Small Cap Value Portfolio	1.05		N/A
SP Strategic Partners Focused Growth Portfolio	1.25		1.65
SP T. Rowe Price Large Cap Growth Portfolio	1.06	***	N/A
SP William Blair International Growth Portfolio	1.24		1.64

N/A – Not applicable – Portfolio does not currently have Class II shares.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

*	Effective July 1, 2006, the expense limitation for SP Davis Value Portfolio will be removed.
**	Effective July 1, 2006, the limit has been reduced to 1.00%.
***	Effective January 1, 2006.

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series Fund’s security lending agent. For the six months ended June 30, 2006, PIM was compensated as follows for these services by the Series Fund Portfolios:

PIM
SP Davis Portfolio	$10,485
SP Large Cap Value Portfolio	18,132
SP Mid Cap Growth Portfolio	10,356
SP Prudential U.S. Emerging Growth Portfolio	25,064
SP William Blair International Growth Portfolio	691
SP Small Cap Growth Portfolio	19,992
SP Small Cap Value Portfolio	59,139

For the six months ended June 30, 2006, Prudential Equity Group, LLC, an indirect wholly-owned subsidiary of Prudential, Wachovia Securities, LLC and First Clearing, LLC, affiliates of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Prudential Equity Group	Wachovia	First Clearing
SP Large Cap Value Portfolio	$13,408	$—	$—
SP Small Cap Growth Portfolio	—	189	—
SP Small Cap Value Portfolio	—	51	—

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Portfolios”), portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolios are a money market mutual fund and short term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2006 were as follows:

Cost of Purchases:

Portfolio
SP Aggressive Growth Asset Allocation Portfolio	$33,196,653
SP AIM Core Equity Portfolio	7,612,182
SP Balanced Asset Allocation Portfolio	164,447,141
SP Conservative Asset Allocation Portfolio	61,158,143
SP Davis Value Portfolio	31,842,898
SP Growth Asset Allocation Portfolio	185,344,659
SP Large Cap Value Portfolio	444,327,639
SP LSV International Value Portfolio	81,237,736
SP Mid-Cap Growth Portfolio	64,817,517
SP PIMCO High Yield Portfolio	79,941,242
SP PIMCO Total Return Portfolio	1,519,824,738
SP Prudential U.S. Emerging Growth Portfolio	87,446,777
SP Small Cap Growth Portfolio	38,344,478
SP Small Cap Value Portfolio	65,885,852
SP Strategic Partners Focused Growth Portfolio	58,996,936
SP T. Rowe Price Large Cap Growth Portfolio	29,200,292
SP William Blair International Growth Portfolio	228,294,369

Proceeds from Sales:

Portfolio
SP Aggressive Growth Asset Allocation Portfolio	$28,900,000
SP AIM Core Equity Portfolio	12,121,835
SP Balanced Asset Allocation Portfolio	154,100,000
SP Conservative Asset Allocation Portfolio	94,945,000
SP Davis Value Portfolio	44,308,130
SP Growth Asset Allocation Portfolio	140,825,000
SP Large Cap Value Portfolio	441,964,305
SP LSV International Value Portfolio	101,516,773
SP Mid-Cap Growth Portfolio	71,728,846
SP PIMCO High Yield Portfolio	168,637,025
SP PIMCO Total Return Portfolio	1,251,515,881
SP Prudential U.S. Emerging Growth Portfolio	87,254,467
SP Small Cap Growth Portfolio	36,744,670
SP Small Cap Value Portfolio	71,471,457
SP Strategic Partners Focused Growth Portfolio	65,377,923
SP T. Rowe Price Large Cap Growth Portfolio	25,047,063
SP William Blair International Growth Portfolio	225,398,555

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The SP AIM Core Equity, SP PIMCO High Yield, SP PIMCO Total Return and the SP Prudential U.S. Emerging Growth Portfolios’ written options activity for the six months ended June 30, 2006 were as follows:

SP AIM Core Equity Portfolio	Contracts	Premiums
Balance as of December 31, 2005	180	$20,604
Options expired	(180)	(20,604)

Balance as of June 30, 2006	—	$—

SP PIMCO High Yield Portfolio	Contracts	Premiums
Balance as of December 31, 2005	678	$192,765
Options Written	1,816	423,929
Options Expired	(314)	(59,761)
Options terminated in closing purchase transactions	(1,642)	(383,338)

Balance as of June 30, 2006	538	$173,595

SP PIMCO Total Return Portfolio	Contracts/ Notional (000)	Premiums
Balance as of December 31, 2005	259,801,998	$3,719,339
Swap Options Written	23,300,000	105,238
Options Written	325	318,866
Options Expired	(2,313)	(615,911)
Swap Options Expired	(51,600,000)	(361,048)
Swaps Options terminated in closing purchase transactions	(60,100,000)	(435,482)
Options terminated in closing purchase transactions	(10)	(9,811)

Balance as of June 30, 2006	171,400,000	$2,721,191

Note 6:	Tax Information

After January 2, 2006 Portfolios are treated as partnerships for tax purposes. As a result, each Portfolio’s income, gains, losses, deductions, and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes.

Prior to January 3, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2006, the SP Prudential U.S. Emerging Growth, SP Strategic Partners Focused Growth and SP William Blair International Growth Portfolios have Class II shares outstanding.

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Transactions in shares of beneficial interest of the SP Prudential U.S. Emerging Growth, SP Strategic Partners Focused Growth and SP William Blair International Growth Portfolios were as follows:

SP Prudential U.S. Emerging Growth Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2006:
Series shares sold	2,531,626	$20,268,358
Series shares issued in reinvestment of dividends and distributions	1,974,138	15,437,758
Series shares repurchased	(2,374,732)	(18,745,201)

Net increase (decrease) in shares outstanding	2,131,032	$16,960,915

Year ended December 31, 2005:
Series shares sold	4,400,150	$32,192,743
Series shares issued in connection with the merger	4,037,693	24,736,435
Series shares issued in reinvestment of dividends and distributions	3,416,212	22,102,890
Series shares repurchased	(3,006,411)	(21,435,346)

Net increase (decrease) in shares outstanding	8,847,644	$57,596,722

Class II	Shares	Amount
Six months ended June 30, 2006:
Series shares sold	—	$—
Series shares issued in reinvestment of dividends and distributions	4,052	30,998
Series shares repurchased	(10,602)	(81,005)

Net increase (decrease) in shares outstanding	(6,550)	$(50,007)

Year ended December 31, 2005:
Series shares sold	— (a)	$4
Series shares issued in reinvestment of dividends and distributions	9,054	57,580
Series shares repurchased	(4,646)	(34,601)

Net increase (decrease) in shares outstanding	4,408	$22,983

(a) Less than 0.5 shares.

SP Strategic Partners Focused Growth Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2006:
Series shares sold	768,255	$5,944,054
Series shares issued in reinvestment of dividends and distributions	336,936	2,547,235
Series shares repurchased	(499,568)	(3,816,697)

Net increase (decrease) in shares outstanding	605,623	$4,674,682

Year ended December 31, 2005:
Series shares sold	1,314,274	$9,555,363
Series shares repurchased	(867,937)	(6,268,773)

Net increase (decrease) in shares outstanding	446,337	$3,286,590

Class II
Six months ended June 30, 2006:
Series shares sold	296,003	$2,261,018
Series shares issued in reinvestment of dividends and distributions	375,712	2,776,508
Series shares repurchased	(1,307,794)	(9,527,406)

Net increase (decrease) in shares outstanding	(636,079)	$(4,489,880)

Year ended December 31, 2005:
Series shares sold	2,332,071	$16,000,029
Series shares repurchased	(1,580,961)	(10,666,031)

Net increase (decrease) in shares outstanding	751,110	$5,333,998

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SP William Blair International Growth Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2006:
Series shares sold	7,693,585	$58,499,050
Series shares issued in reinvestment of dividends and distributions	6,137,410	45,416,833
Series shares repurchased	(8,330,627)	(61,957,838)

Net increase (decrease) in shares outstanding	5,500,368	$41,958,045

Year ended December 31, 2005:
Series shares sold	26,170,510	$176,617,874
Series shares issued in reinvestment of dividends and distributions	2,198,193	14,002,490
Series shares repurchased	(4,631,938)	(31,184,958)

Net increase (decrease) in shares outstanding	23,736,765	$159,435,406

Class II
Six months ended June 30, 2006:
Series shares sold	320,964	$2,441,325
Series shares issued in reinvestment of dividends and distributions	314,818	2,301,316
Series shares repurchased	(586,561)	(4,340,722)

Net increase (decrease) in shares outstanding	49,221	$401,919

Year ended December 31, 2005:
Series shares sold	2,776,309	$18,228,199
Series shares issued in reinvestment of dividends and distributions	1,050,858	6,620,409
Series shares repurchased	(21,269,733)	(143,583,241)

Net increase (decrease) in shares outstanding	(17,442,566)	$(118,734,633)

Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Series Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rate based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006.

The following Portfolios utilized the line of credit during the six months ended June 30, 2006. The average balance is for the number of days the Portfolios had an outstanding balance.

Portfolio	Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates
SP Davis Value Portfolio	$1,140,909	11	5.33%
SP Large Cap Value Portfolio	$4,100,000	1	4.95%
SP LSV International Value Portfolio	$1,446,667	15	5.00%
SP Mid Cap Growth Portfolio	$1,000,000	1	5.51%
SP PIMCO High Yield Portfolio	$1,200,000	4	4.91%
SP Strategic Partners Focused Growth Portfolio	$738,000	4	5.35%

C12

Note 9:	Ownership and Affiliates

As of June 30, 2006, all of Class I shares of each Portfolio were owned of record by The Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Change in Federal Income Tax Status and Related Reorganization

On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” Subsequent to January 2, 2006, each Portfolio’s income, gains, losses and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes. Furthermore, subsequent to January 2, 2006 each portfolio will not be able to realize any future benefit from any unused capital loss carryforward and other losses (if any) deferred from each Portfolio.

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Portfolios have not changed. In addition, the Fund obtained opinions of counsel that the change in the tax status and the related reorganization had no adverse federal income tax consequences for the Portfolios or Contract owners.

Note 11:	Reorganizations

On November 18, 2004, the Board of Trustees of the Series Fund approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the SP MFS Capital Opportunities Portfolio, SP AIM Aggressive Growth Portfolio and SP Technology Portfolio to the Equity Portfolio, SP Mid Cap Growth Portfolio and SP Prudential U.S. Emerging Growth Portfolio, respectively, and the assumption of its liabilities.

Shareholders approved the Plan at a meeting on April 19, 2005 and the reorganization took place on April 29, 2005. The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Portfolio	Shares
SP AIM Aggressive Growth Portfolio	5,202,111
SP Technology Portfolio .	5,782,958

Acquiring Portfolio	Shares Issued	Total Net Assets Acquired
SP Mid Cap Growth Portfolio .	5,202,111	$31,565,347
SP Prudential U.S. Emerging Growth Portfolio	4,037,693	24,736,435

The aggregate net assets and unrealized appreciation of the Merged and Acquiring Portfolios immediately before the merger and the amount of the capital loss carryforward of the merged Portfolios (subject to future utilization by the acquiring Portfolio) were as follows:

Merged Portfolio	Total Net Assets	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward*
SP AIM Aggressive Growth Portfolio	$31,565,347	$(1,566,136)	—
SP Technology Portfolio	24,736,435	(526,194)	$3,799,000

Acquiring Portfolio
SP Mid Cap Growth Portfolio	$99,493,371
SP Prudential U.S. Emerging Growth Portfolio	122,565,841

*	The future utilization of the acquired capital loss carryforwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

C13

Financial Highlights

(Unaudited)

	SP Aggressive Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.50		$8.98	$7.83	$5.90	$7.58	$9.33

Income (Loss) From Investment Operations:
Net investment income	.09		.18	.02	.01	— (b)	.02
Net realized and unrealized gain (loss) on investments	.16		.71	1.13	1.92	(1.68)	(1.69)

Total from investment operations	.25		.89	1.15	1.93	(1.68)	(1.67)

Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.02)	— (b)	— (b)	—	(.02)
Distributions from net realized gains	(.23)		(.35)	—	—	—	(.06)

Total dividends and distributions	(.41)		(.37)	—	—	—	(.08)

Net Asset Value, end of period	$9.34		$9.50	$8.98	$7.83	$5.90	$7.58

Total Investment Return(a)	2.53%		10.48%	14.76%	32.77%	(22.16)%	(17.92)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$188.5		$188.2	$136.9	$60.6	$15.1	$7.5
Ratios to average net assets:
Expenses	.05	%(c)	.05%	.05%	.05%	.05%	.05%
Net investment income	1.86	%(c)	2.29%	.27%	.16%	.06%	.39%
Portfolio turnover rate	15	%(d)	26%	60%	22%	26%	62%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Less than $.005 per share.

(c)	Annualized.

(d)	Not annualized.

	SP AIM Core Equity Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005		2004		2003		2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.62		$7.36		$6.80		$5.52		$6.51		$8.41

Income (Loss) From Investment Operations:
Net Investment income	.05		.07		.08		.04		.02		—	(c)
Net realized and unrealized gain (loss) on investments	.25		.27		.51		1.26		(1.01)		(1.90)

Total from investment operations	.30		.34		.59		1.30		(.99)		(1.90)

Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.08)		(.03)		(.02)		—		—
Distributions from net realized gains	(.44)		—		—		—		—		—

Total dividends and distributions	(.51)		(.08)		(.03)		(.02)		—		—

Net Asset Value, end of period	$7.41		$7.62		$7.36		$6.80		$5.52		$6.51

Total Investment Return(a)	3.86%		4.63%		8.79%		23.69%		(15.21)%		(22.68)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$34.7		$34.2		$31.8		$22.8		$13.9		$10.2
Ratios to average net assets:
Expenses	1.03	%(b)(d)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)
Net investment income (loss)	1.26	%(b)(d)	.98	%(b)	1.27	%(b)	.70	%(b)	.45	%(b)	(.02	)%(b)
Portfolio turnover rate	24	%(e)	69%		68%		37%		116%		65%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment income (loss) ratios would have been 1.46% and .83%, respectively, for the six months ended June 30, 2006, 1.28% and .70%, respectively, for the year ended December 31, 2005, 1.48% and .79%, respectively, for the year ended December 31, 2004, 1.72% and (.02)%, respectively for the year ended December 31, 2003, 1.79% and (.34)%, respectively, for the year ended December 31, 2002, and 2.55% and (1.57)%, respectively, for the year ended December 31, 2001.

(c)	Less than $.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	SP Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.92		$10.63	$9.66	$7.96	$9.02	$9.80

Income (Loss) From Investment Operations:
Net investment income	.16		.27	.09	.09	.11	.14
Net realized and unrealized gain (loss) on investments	.02		.49	.97	1.71	(1.16)	(.73)

Total from investment operations	.18		.76	1.06	1.80	(1.05)	(.59)

Less Dividends and Distributions:
Dividends from net investment income	(.29)		(.10)	(.08)	(.10)	—	(.14)
Distributions from net realized gains	(.18)		(.37)	(.01)	—	(.01)	(.05)

Total dividends and distributions	(.47)		(.47)	(.09)	(.10)	(.01)	(.19)

Net Asset Value, end of period	$10.63		$10.92	$10.63	$9.66	$7.96	$9.02

Total Investment Return(a)	1.52%		7.60%	11.09%	22.87%	(11.67)%	(5.99)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,355.2		$1,372.0	$837.0	$449.8	$147.3	$66.1
Ratios to average net assets:
Expenses	.05	%(b)	.05%	.05%	.05%	.05%	.05%
Net investment income	2.93	%(b)	3.40%	1.37%	1.83%	1.96%	3.26%
Portfolio turnover rate	12	%(c)	21%	48%	12%	22%	35%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	SP Conservative Asset Allocation Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.28		$11.20	$10.48	$9.16	$9.77	$10.00

Income (Loss) From Investment Operations:
Net investment income	.20		.38	.14	.16	.16	.21
Net realized and unrealized gain (loss) on investments	(.06)		.25	.77	1.33	(.73)	(.24)

Total from investment operations	.14		.63	.91	1.49	(.57)	(.03)

Less Dividends and Distributions:
Dividends from net investment income	(.39)		(.16)	(.16)	(.16)	(.03)	(.16)
Distributions from net realized gains	(.17)		(.39)	(.03)	(.01)	(.01)	(.04)

Total dividends and distributions	(.56)		(.55)	(.19)	(.17)	(.04)	(.20)

Net Asset Value, end of period	$10.86		$11.28	$11.20	$10.48	$9.16	$9.77

Total Investment Return(a)	1.21%		5.91%	8.89%	16.49%	(5.88)%	(.23)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$623.1		$642.0	$459.9	$281.2	$117.5	$47.9
Ratios to average net assets:
Expenses	.05	%(c)	.05%	.05%	.05%	.05%	.05%
Net investment income	3.51	%(c)	4.10%	1.86%	2.60%	2.79%	4.76%
Portfolio turnover rate	10	%(d)	24%	47%	22%	25%	29%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

Financial Highlights

(Unaudited)

	SP Davis Value Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.68		$10.98	$9.80	$7.62	$9.04		$10.15

Income (Loss) From Investment Operations:
Net Investment income	.05		.09	.10	.05	.05		.05
Net realized and unrealized gain (loss) on investments	.30		.82	1.12	2.18	(1.47)		(1.11)

Total from investment operations	.35		.91	1.22	2.23	(1.42)		(1.06)

Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.10)	(.04)	(.05)	—	(c)	(.05)
Distributions from net realized gains	(.18)		(1.11)	—	—	—		—

Total dividends and distributions	(.27)		(1.21)	(.04)	(.05)	—	(c)	(.05)

Net Asset Value, end of period	$10.76		$10.68	$10.98	$9.80	$7.62		$9.04

Total Investment Return(a)	3.22%		9.52%	12.53%	29.40%	(15.70)%		(10.46)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$305.6		$311.7	$285.5	$391.2	$165.0		$94.4
Ratios to average net assets:
Expenses	.81	%(d)	.82%	.82%	.82%	.83	%(b)	.83	%(b)
Net investment income	.90	%(d)	.87%	.89%	.80%	.82	%(b)	.64	%(b)
Portfolio turnover rate	10	%(e)	14%	34%	7%	22%		17%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment income ratios would have been .87% and .78%, respectively, for the year ended December 31, 2002, and 1.03% and .43%, respectively, for the year ended December 31, 2001.

(c)	Less than $.005 per share.

(d)	Annualized.

(e)	Not annualized.

	SP Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.23		$9.80	$8.71	$6.84	$8.27	$9.52

Income (Loss) From Investment Operations:
Net investment income	.12		.19	.06	.04	.06	.09
Net realized and unrealized gain (loss) on investments	.11		.66	1.07	1.88	(1.49)	(1.21)

Total from investment operations	.23		.85	1.13	1.92	(1.43)	(1.12)

Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.06)	(.04)	(.05)	—	(.08)
Distributions from net realized gains	(.16)		(.36)	—	—	— (b)	(.05)

Total dividends and distributions	(.36)		(.42)	(.04)	(.05)	—	(.13)

Net Asset Value, end of period	$10.10		$10.23	$9.80	$8.71	$6.84	$8.27

Total Investment Return(a)	2.07%		9.24%	13.05%	28.27%	(17.26)%	(11.77)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,216.0		$1,212.0	$662.7	$326.7	$96.4	$46.8
Ratios to average net assets:
Expenses	.05	%(c)	.05%	.05%	.05%	.05%	.05%
Net investment income	2.32	%(c)	2.65%	.94%	1.10%	1.12%	1.71%
Portfolio turnover rate	12	%(d)	18%	53%	18%	24%	43%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Less than $.005 per share.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D3

Financial Highlights

(Unaudited)

	SP Large Cap Value Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004(d)	2003		2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.90		$11.56	$9.90	$7.81		$9.44		$10.44

Income (Loss) From Investment Operations:
Net Investment income	.09		.16	.16	.09		.08		.09
Net realized and unrealized gain (loss) on investments	.40		.58	1.58	2.00		(1.62)		(.99)

Total from investment operations	.49		.74	1.74	2.09		(1.54)		(.90)

Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.10)	(.08)	—		(.09)		(.10)
Distributions from net realized gains	(.59)		(.30)	—	—		—		—
Tax Return of Capital	—		—	—	—		—	(c)	—

Total dividends and distributions	(.75)		(.40)	(.08)	—		(.09)		(.10)

Net Asset Value, end of period	$11.64		$11.90	$11.56	$9.90		$7.81		$9.44

Total Investment Return(a)	4.00%		6.64%	17.75%	26.76%		(16.37)%		(8.65)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$887.8		$833.1	$601.4	$72.9		$38.3		$23.7
Ratios to average net assets:
Expenses	.82	%(e)	.83%	.86%	.90	%(b)	.90	%(b)	.90%
Net investment income	1.64	%(e)	1.53%	1.53%	1.32	%(b)	1.22	%(b)	1.18%
Portfolio turnover rate	53	%(f)	62%	77%	73%		96%		61%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.11% and 1.11%, respectively for the year ended December 31, 2003, 1.31% and .81%, respectively, for the year ended December 31, 2002, and 1.98% and .10%, respectively, for the year ended December 31, 2001.

(c)	Less than $.005 per share.

(d)	Calculated based upon weighted average share outstanding during the year.

(e)	Annualized.

(f)	Not annualized.

	SP LSV International Value Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005(c)	2004		2003(c)		2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.08		$8.84	$7.67		$6.08		$7.35		$9.44

Income (Loss) From Investment Operations:
Net Investment income	.16		.17	.04		.06		.04		.05
Net realized and unrealized gain (loss) on investments	.94		.94	1.17		1.58		(1.31)		(2.09)

Total from investment operations	1.10		1.11	1.21		1.64		(1.27)		(2.04)

Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.04)	(.04)		(.05)		—		(.05)
Distributions from net realized gains	(.12)		(.83)	—		—		—		—

Total dividends and distributions	(.27)		(.87)	(.04)		(.05)		—		(.05)

Net Asset Value, end of period	$9.91		$9.08	$8.84		$7.67		$6.08		$7.35

Total Investment Return(a)	12.22%		13.77%	15.80%		27.37%		(17.17)%		(22.07)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$419.1		$389.3	$240.7		$119.9		$46.4		$24.7
Ratios to average net assets:
Expenses	1.00	%(d)	1.06%	1.10	%(b)	1.10	%(b)	1.10	%(b)	1.10	%(b)
Net investment income	3.15	%(d)	2.08%	.69	%(b)	.89	%(b)	.55	%(b)	.61	%(b)
Portfolio turnover rate	20	%(e)	18%	159%		87%		141%		155%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment income (loss) ratios would have been 1.23% and .55%, respectively, for the year ended December 31, 2004, 1.30% and .69%, respectively for the year ended December 31, 2003, 1.77% and (.12)%, respectively, for the year ended December 31, 2002, and 3.27% and (1.56)%, respectively, for the year ended December 31, 2001.

(c)	Calculated based upon weighted average shares outstanding during the fiscal period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D4

Financial Highlights

(Unaudited)

	SP Mid Cap Growth Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005		2004		2003		2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.21		$6.85		$5.73		$4.09		$7.62		$9.69

Income (Loss) From Investment Operations:
Net Investment income (loss)	.03		(.03)		(.03)		(.02)		(.02)		(.01)
Net realized and unrealized gain (loss) on investments	(.19)		.39		1.15		1.66		(3.51)		(2.01)

Total from investment operations	(.16)		.36		1.12		1.64		(3.53)		(2.02)

Less Dividends and Distributions:
Dividends from net investment income	—		—		—		—		—		(.01)
Distributions from net realized gains	—		—		—		—		—		(.04)

Total dividends and distributions	—		—		—		—		—		(.05)

Net Asset Value, end of period	$7.05		$7.21		$6.85		$5.73		$4.09		$7.62

Total Investment Return(a)	(2.22)%		5.26%		19.55%		40.10%		(46.33)%		(20.93)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$142.8		$152.9		$107.5		$58.9		$18.3		$15.9
Ratios to average net assets:
Expenses	.91	%(c)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00%
Net investment income (loss)	.72	%(c)	(.56	)%(b)	(.68	)%(b)	(.73	)%(b)	(.59	)%(b)	(.20)%
Portfolio turnover rate	42	%(d)	94%		79%		73%		255%		93%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.02% and (.58)%, respectively, for the year ended December 31, 2005, 1.07% and (.75)%, respectively, for the year ended December 31, 2004, 1.34% and (1.07)%, respectively for the year ended December 31, 2003, 1.68% and (1.27)%, respectively, for the year ended December 31, 2002, and 2.11% and (1.31)%, respectively, for the year ended December 31, 2001.

(c)	Annualized.

(d)	Not annualized.

	SP PIMCO High Yield Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.25		$10.67	$10.53	$9.17	$9.81	$10.02

Income (Loss) From Investment Operations:
Net Investment income	.38		.68	.69	.65	.64	.59
Net realized and unrealized gain (loss) on investments	(.19)		(.27)	.25	1.36	(.64)	(.21)

Total from investment operations	.19		.41	.94	2.01	—	.38

Less Dividends and Distributions:
Dividends from net investment income	(.40)		(.68)	(.70)	(.65)	(.64)	(.59)
Distributions from net realized gains	(.09)		(.15)	(.10)	—	—	—

Total dividends and distributions	(.49)		(.83)	(.80)	(.65)	(.64)	(.59)

Net Asset Value, end of period	$9.95		$10.25	$10.67	$10.53	$9.17	$9.81

Total Investment Return(a)	1.88%		4.03%	9.32%	22.41%	.15%	3.97%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$269.8		$368.6	$312.5	$248.2	$112.2	$52.0
Ratios to average net assets:
Expenses	.67	%(c)	.67%	.68%	.72%	.82%	.82	%(b)
Net investment income	6.98	%(c)	6.65%	6.68%	6.97%	7.79%	7.44	%(b)
Portfolio turnover rate	28	%(d)	89%	53%	74%	108%	105%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.08% and 7.18%, respectively for the year ended December 31, 2001.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D5

Financial Highlights

(Unaudited)

	SP PIMCO Total Return Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.21		$11.68	$11.54	$11.41	$10.70	$10.40

Income (Loss) From Investment Operations:
Net Investment income	.22		.37	.22	.23	.28	.32
Net realized and unrealized gain (loss) on investments	(.31)		(.10)	.36	.43	.71	.57

Total from investment operations	(.09)		.27	.58	.66	.99	.89

Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.54)	(.23)	(.28)	(.28)	(.34)
Distributions from net realized gains	—		(.20)	(.21)	(.25)	— (c)	(.25)

Total dividends and distributions	(.26)		(.74)	(.44)	(.53)	(.28)	(.59)

Net Asset Value, end of period	$10.86		$11.21	$11.68	$11.54	$11.41	$10.70

Total Investment Return(a)	(.83)%		2.39%	5.28%	5.85%	9.39%	8.66%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,442.8		$1,538.2	$1,099.0	$839.1	$471.7	$147.0
Ratios to average net assets:
Expenses	.62	%(d)	.62%	.65%	.65%	.67%	.76	%(b)
Net investment income	3.96	%(d)	3.62%	2.01%	2.19%	3.02%	3.69	%(b)
Portfolio turnover rate	480	%(e)	590%	590%	656%	574%	718%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been .82% and 3.63%, respectively for the year ended December 31, 2001.

(c)	Less than $.005 per share.

(d)	Annualized.

(e)	Not annualized.

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2006(f)		Year Ended December 31,
			2005	2004	2003	2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.87		$8.07	$6.65	$4.68	$6.89		$8.38

Income (Loss) From Investment Operations:
Net investment income (loss)	.02		(.02)	(.05)	(.02)	(.02)		(.01)
Net realized and unrealized gain (loss) on investments	.20		1.16	1.47	1.99	(2.19)		(1.48)

Total from investment operations	.22		1.14	1.42	1.97	(2.21)		(1.49)

Less Dividends and Distributions:
Dividends from net investment income	—	(c)	— (c)	—	—	—		—
Distributions from net realized gains	(.62)		(1.34)	— (c)	—	—		—

Total dividends and distributions	(.62)		(1.34)	— (c)	—	—		—

Net Asset Value, end of period	$7.47		$7.87	$8.07	$6.65	$4.68		$6.89

Total Investment Return(a)	2.45%		17.77%	21.39%	42.09%	(32.08)%		(17.78)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$200.7		$194.8	$128.3	$170.0	$51.0		$31.2
Ratios to average net assets:
Expenses	.71	%(d)	.80%	.78%	.80%	.90	%(b)	.90	%(b)
Net investment income (loss)	.52	%(d)	(.28)%	(.53)%	(.56)%	(.48	)%(b)	(.37	)%(b)
Portfolio turnover rate	44	%(e)	142%	212%	213%	299%		258%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been .98% and (.56)%, respectively, for the year ended December 31, 2002, 1.41% and (.88)%, respectively, for the year ended December 31, 2001.

(c)	Less than $.005 per share.

(d)	Annualized.

(e)	Not annualized.

(f)	Calculated based upon weighted average shares outstanding during the year.

SEE NOTES TO FINANCIAL STATEMENTS.

D6

Financial Highlights

(Unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2006(g)		Year Ended December 31,					July 9, 2001(a) through December 31, 2001
			2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.72		$7.96	$6.58	$4.65	$6.88		$7.56

Income (Loss) From Investment Operations:
Net investment income (loss)	.01		(.05)	(.07)	(.05)	(.05)		(.01)
Net realized and unrealized gain (loss) on investments	.19		1.15	1.45	1.98	(2.18)		(.67)

Total from investment operations	.20		1.10	1.38	1.93	(2.23)		(.68)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—		—
Distributions from net realized gains	(.62)		(1.34)	— (f)	—	—		—

Total dividends and distributions	(.62)		(1.34)	— (f)	—	—		—

Net Asset Value, end of period	$7.30		$7.72	$7.96	$6.58	$4.65		$6.88

Total Investment Return(b):	2.23%		17.47%	21.01%	41.51%	(32.41)%		(8.99)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3		$0.3	$0.4	$0.3	$0.2		$0.2
Ratios to average net assets:
Expenses	1.11	%(d)	1.20%	1.18%	1.20%	1.30	%(c)	1.30	%(c)(d)
Net investment income (loss)	.17	%(d)	(.70)%	(.94)%	(.97)%	(.89	)%(c)	(.87	)%(c)(d)
Portfolio turnover rate	44	%(e)	142%	212%	213%	299%		258	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(c)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.38% and (.95)%, respectively, for the year ended December 31, 2002, 1.81% and (1.38)%, respectively, for the period ended December 31, 2001.

(d)	Annualized.

(e)	Not annualized.

(f)	Less than $.005 per share.

(g)	Calculated based upon weighted average shares outstanding during the year.

	SP Small Cap Growth Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003		2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.62		$6.46	$6.52	$4.84		$6.94		$8.38

Income (Loss) From Investment Operations:
Net Investment loss	(.01)		(.04)	(.03)	(.03)		(.03)		(.02)
Net realized and unrealized gain (loss) on investments	.41		.20	(.03)	1.71		(2.07)		(1.42)

Total from investment operations	.40		.16	(.06)	1.68		(2.10)		(1.44)

Net Asset Value, end of period	$7.02		$6.62	$6.46	$6.52		$4.84		$6.94

Total Investment Return(a)	6.04%		2.48%	(.92)%	34.71%		(30.26)%		(17.18)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$144.8		$135.7	$184.1	$35.0		$12.5		$8.4
Ratios to average net assets:
Expenses	1.08	%(c)	1.05%	1.09%	1.15	%(b)	1.15	%(b)	1.15%
Net investment loss	(.42	)%(c)	(.44)%	(.82)%	(.72	)%(b)	(.73	)%(b)	(.28)%
Portfolio turnover rate	26	%(d)	192%	240%	122%		109%		83%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.78% and (1.35)%, respectively for the year ended December 31, 2003, 2.30% and (1.89)%, respectively, for the year ended December 31, 2002, and 2.84% and (1.97)%, respectively, for the year ended December 31, 2001.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D7

Financial Highlights

(Unaudited)

	SP Small Cap Value Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.27		$15.51	$12.88	$9.68	$11.36		$11.13

Income (Loss) From Investment Operations:
Net Investment income	.05		.07	.08	.02	.05		.08
Net realized and unrealized gain (loss) on investments	.82		.52	2.57	3.18	(1.68)		.26

Total from investment operations	.87		.59	2.65	3.20	(1.63)		.34

Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.08)	(.02)	— (c)	(.05)		(.11)
Distributions from net realized gains	(2.39)		(1.75)	— (c)	—	—		—

Total dividends and distributions	(2.47)		(1.83)	(.02)	— (c)	(.05)		(.11)

Net Asset Value, end of period	$12.67		$14.27	$15.51	$12.88	$9.68		$11.36

Total Investment Return(a)	5.76%		4.91%	20.69%	33.11%	(14.38)%		3.11%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$356.5		$350.7	$393.3	$250.6	$99.2		$47.4
Ratios to average net assets:
Expenses	.95	%(d)	.97%	.96%	1.04%	1.05	%(b)	1.05	%(b)
Net investment income	.67	%(d)	.49%	.69%	.37%	.69	%(b)	1.08	%(b)
Portfolio turnover rate	19	%(e)	119%	127%	90%	116%		89%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.10% and .64%, respectively, for the year ended December 31, 2002, and 1.56% and .57%, respectively, for the year ended December 31, 2001.

(c)	Less than $.005 per share.

(d)	Annualized.

(e)	Not annualized.

	SP Strategic Partners Focused Growth Portfolio
	Class I
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005		2004		2003		2002		2001(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.07		$7.00		$6.33		$5.03		$6.73		$7.94

Income (Loss) From Investment Operations:
Net Investment loss	(.02)		(.03)		—	(b)	(.01)		(.01)		(.01)
Net realized and unrealized gain (loss) on investments	(.58)		1.10		.67		1.31		(1.69)		(1.20)

Total from investment operations	(.60)		1.07		.67		1.30		(1.70)		(1.21)

Less Distributions:
Distributions from net realized gains	(.52)		—		—		—		—		—

Net Asset Value, end of period	$6.95		$8.07		$7.00		$6.33		$5.03		$6.73

Total Investment Return(a)	(7.82)%		15.29%		10.58%		25.84%		(25.26)%		(15.32)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$37.2		$38.3		$30.1		$21.6		$10.8		$7.7
Ratios to average net assets:
Expenses	1.07	%(e)	1.07	%(d)	1.01	%(d)	1.01	%(d)	1.01	%(d)	1.01	%(d)
Net investment loss	(.46	)%(e)	(.44	)%(d)	(.01	)%(d)	(.28	)%(d)	(.30	)%(d)	(.16	)%(d)
Portfolio turnover rate	33	%(f)	110%		84%		93%		62%		116%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Less than $.005 per share.

(c)	Calculated based upon weighted average shares outstanding during the year.

(d)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.14% and (.51)%, respectively, for the year ended December 31, 2005, 1.28% and (.28)%, respectively, for the year ended December 31, 2004, 1.65% and (.92)%, respectively for the year ended December 31, 2003, 1.98% and (1.28)%, respectively, for the year ended December 31, 2002, and 2.61% and (1.76)%, respectively, for the year ended December 31, 2001.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D8

Financial Highlights

(Unaudited)

	SP Strategic Partners Focused Growth Portfolio
	Class II
	Six Months Ended June 30, 2006		Year Ended December 31,								January 12, 2001(a) through December 31, 2001(f)
			2005		2004		2003		2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.91		$6.88		$6.26		$4.99		$6.70		$8.43

Income (Loss) From Investment Operations:
Net Investment loss	(.04)		(.06)		(.01)		(.03)		(.02)		(.03)
Net realized and unrealized gain (loss) on investments	(.57)		1.09		.63		1.30		(1.69)		(1.70)

Total from investment operations	(.61)		1.03		.62		1.27		(1.71)		(1.73)

Less Distributions:
Distributions from net realized gains	(.52)		—		—		—		—		—

Net Asset Value, end of period	$6.78		$7.91		$6.88		$6.26		$4.99		$6.70

Total Investment Return(b)	(8.12)%		14.97%		9.90%		25.45%		(25.52)%		(20.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$32.4		$42.8		$32.1		$14.3		$6.6		$2.0
Ratios to average net assets:
Expenses	1.47	%(c)	1.47	%(d)	1.41	%(d)	1.41	%(d)	1.41	%(d)	1.41	%(c)(d)
Net investment loss	(.87	)%(c)	(.84	)%(d)	(.34	)%(d)	(.68	)%(d)	(.68	)%(d)	(.58	)%(c)(d)
Portfolio turnover rate	33	%(e)	110%		84%		93%		62%		116	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.54% and (.91)%, respectively, for the year ended December 31, 2005, 1.68% and (.61)%, respectively, for the year ended December 31, 2004, 2.05% and (1.32)%, respectively, for the year ended December 31, 2003, 2.34% and (1.61)%, respectively, for the year ended December 31, 2002, and 3.01% and (2.18)%, respectively, for the period ended December 31, 2001.

(e)	Not annualized.

(f)	Calculated based upon weighted average shares outstanding during the period.

	SP T.Rowe Price Large Cap Growth Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005		2004	2003	2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.71		$6.61		$6.23	$5.03	$7.31		$8.55

Income (Loss) From Investment Operations:
Net Investment income (loss)	.02		(.03)		(.01)	— (c)	(.01)		(.01)
Net realized and unrealized gain (loss) on investments	(.26)		1.13		.39	1.20	(2.27)		(1.23)

Total from investment operations	(.24)		1.10		.38	1.20	(2.28)		(1.24)

Less Dividends and Distributions:
Distributions from net realized gains	(.95)		—		—	—	—		—
Tax Return of capital distributions	—		—		—	—	—		—	(c)

Total dividends and distributions	(.95)		—		—	—	—		—	(c)

Net Asset Value, end of period	$6.52		$7.71		$6.61	$6.23	$5.03		$7.31

Total Investment Return(a)	(3.69)%		16.64%		6.10%	23.86%	(31.19)%		(14.47)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$73.5		$73.8		$65.7	$146.5	$57.7		$35.9
Ratios to average net assets:
Expenses	1.07	%(b)(d)	1.06	%(b)	1.08%	1.06%	1.10	%(b)	1.10	%(b)
Net investment income (loss)	.55	%(b)(d)	(.38	)%(b)	(.14)%	(.11)%	(.27	)%(b)	(.08	)%(b)
Portfolio turnover rate	35	%(e)	144%		122%	38%	34%		47%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.19% and .43%, respectively, for the six months ended June 30, 2006, 1.16% and (.48)%, respectively, for the year ended December 31, 2005, 1.19% and (.35)%, respectively, for the year ended December 31, 2002, and 1.57% and (.55)%, respectively, for the year ended December 31, 2001.

(c)	Less than $.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D9

Financial Highlights

(Unaudited)

	SP William Blair International Growth Portfolio
	Class I
	Six Months Ended June 30, 2006(c)		Year Ended December 31,
			2005	2004	2003	2002		2001(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.55		$6.85	$5.89	$4.22	$5.45		$8.50

Income (Loss) From Investment Operations:
Net Investment income	.06		.04	.02	.01	.01		.02
Net realized and unrealized gain (loss) on investments	.35		1.01	.95	1.66	(1.24)		(3.05)

Total from investment operations	.41		1.05	.97	1.67	(1.23)		(3.03)

Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.04)	(.01)	—	—		—
Distributions from net realized gains	(.60)		(.31)	—	—	—		(.02)

Total dividends and distributions	(.75)		(.35)	(.01)	—	—		(.02)

Net Asset Value, end of period	$7.21		$7.55	$6.85	$5.89	$4.22		$5.45

Total Investment Return(a)	5.15%		16.39%	16.54%	39.57%	(22.57)%		(35.64)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$472.5		$453.6	$249.1	$105.6	$34.9		$19.9
Ratios to average net assets:
Expenses	.94	%(e)	.98%	1.02%	1.15%	1.24	%(b)	1.24	%(b)
Net investment income	1.31	%(e)	.64%	.50%	.56%	.26	%(b)(d)	.31	%(b)(d)
Portfolio turnover rate	46	%(f)	99%	137%	121%	108%		86%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net income ratios would have been 1.40% and .10%, respectively, for the year ended December 31, 2002 and 1.86% and (.30)%, respectively, for the year ended December 31, 2001.

(c)	Calculated based upon weighted average shares outstanding during the year.

(d)	Includes custody fee credits of .02% and .12% for the year ended December 31, 2002 and the year ended December 31, 2001, respectively. If the Portfolio had not earned custodian fee credits, the annual net investment income would have been .24% and .19%, respectively, for the year ended December 31, 2002 and the year ended December 31, 2001.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D10

Financial Highlights

(Unaudited)

	SP William Blair International Growth Portfolio
	Class II
	Six Months Ended June 30, 2006(c)		Year Ended December 31,
			2005	2004	2003	2002		2001(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.45		$6.77	$5.83	$4.19	$5.43		$8.48

Income (Loss) From Investment Operations:
Net Investment income	.04		.03	.01	.01	—	(e)	—	(e)
Net realized and unrealized gain (loss) on investments	.34		.98	.93	1.63	(1.24)		(3.04)

Total from investment operations	.38		1.01	.94	1.64	(1.24)		(3.04)

Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.02)	—	—	—		—
Distributions from net realized gains	(.60)		(.31)	—	—	—		(.01)

Total dividends and distributions	(.72)		(.33)	—	—	—		(.01)

Net Asset Value, end of period	$7.11		$7.45	$6.77	$5.83	$4.19		$5.43

Total Investment Return(a)	4.79%		15.79%	16.12%	39.14%	(22.84%)		(35.92%)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$22.4		$23.1	$139.0	$113.6	$23.6		$14.9
Ratios to average net assets:
Expenses	1.34	%(f)	1.38%	1.41%	1.54%	1.64	%(b)	1.64	%(b)
Net investment income (loss)	.89	%(f)	.56%	.21%	.04%	(.11	%)(b)(d)	(.03	%)(b)(d)
Portfolio turnover rate	46	%(g)	99%	137%	121%	108%		86%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.80% and (.26)%, respectively, for the year ended December 31, 2002 and 2.26% and (.66)%, respectively, for the year ended December 31, 2001.

(c)	Calculated based upon weighted average shares outstanding during the year.

(d)	Includes custody fee credits of .02% and .13% for the year ended December 31, 2002 and the year ended December 31, 2001, respectively. If the Portfolio had not earned custodian fee credits, the annual net investment loss would have been (.13)% and (.16)%, respectively, for the year ended December 31, 2002 and the year ended December 31, 2001.

(e)	Less than $.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D11

The Prudential Series Fund

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board, including all of the Independent Trustees, met on June 21-22, 2006 and approved the renewal of the existing agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders. At the same meetings, the Board also approved a new subadvisory agreement for each of the SP LSV International Value Portfolio and the SP William Blair International Growth Portfolio, as further explained below.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the June 2006 meetings.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance

Officer (CCO) as to both PI and each subadviser. The Board noted that three of the Trust’s subadvisers, Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), administrative service fees received by PI and its affiliates for Class II shares, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the historical performance of the Portfolios during the first quarter of 2006 and (depending on each Portfolio’s inception date) for one-year, three-year, five-year and ten-year periods ending December 31, 2005, as well as fees and expenses of the Portfolios during calendar year 2005, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with variable annuity or variable life insurance contracts.

SP AIM Core Equity Portfolio. The Board noted that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, and performance that was in the third quartile over one-year, three-year and five-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that while the Portfolio’s performance against its Peer Universe was below the median over one-year, three-year, and five-year periods, the Portfolio had achieved first quartile performance during the first quarter of 2006 and had outperformed against its benchmark index during the first quarter of 2006. The Board also noted that the Portfolio followed a lower-risk investment strategy in comparison to the mutual funds included in the Peer Universe and in the benchmark index. Consequently, the Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.567% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%. The Board concluded that the management and subadvisory fees are reasonable.

SP Davis Value Portfolio. The Board noted that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2006, performance that was in the first quartile over one-year and three-year periods, and performance that was in the second quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio’s performance was above the median performance of all of the mutual funds included in the Peer Universe over the same time periods, and that the Portfolio had outperformed against its benchmark index over one-year and three-year periods. The Board determined that the performance of the Portfolio was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer

Group. The Portfolio’s actual management fee of 0.750% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 0.83%. The Board concluded that the management and subadvisory fees are reasonable.

SP Large Cap Value Portfolio. The Board noted that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year and five-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board also reviewed the separate performance records of the “sleeves” of the Portfolio managed by J.P. Morgan Investment Management Inc. and Hotchkis and Wiley Capital Management LLC. The Board determined that the Portfolio’s performance was satisfactory. The Board did not review the performance record of the Portfolio “sleeve” managed by Dreman Value Management LLC (Dreman), because Dreman had only commenced advisory duties in March, 2006.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.800% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.90%. The Board concluded that the management and subadvisory fees are reasonable.

SP LSV International Value Portfolio. The Board noted that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, performance that was in the second quartile over a one-year period, and performance that was in the fourth quartile over three-year and five-year periods in relation to the group of comparable mutual funds in a Peer Universe. While expressing the view that the Portfolio’s long-term performance had been disappointing, the Board noted that PI had taken steps to address the performance issues by replacing the previous subadviser and that the Portfolio’s one-year and three-year performance was not attributable to the Portfolio’s current subadviser, LSV Asset Management (LSV), which had only served as subadviser to the Portfolio since November 2004. The Board also noted that the Portfolio’s short-term performance had shown improvement. In light of this, the Board concluded that it was reasonable to allow LSV to create a performance record against which LSV should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Board also considered and approved a new subadvisory agreement with Thornburg Investment Management, Inc. (Thornburg), as an additional subadviser for the Portfolio, to address ongoing capacity constraints experienced by LSV.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.900% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to reduce the existing voluntary cap on net total Portfolio expenses from 1.10% to 1.00% and to remove the existing voluntary management fee waiver of 0.13%. The Board concluded that the management and subadvisory fees are reasonable.

SP Mid Cap Growth Portfolio. The Board noted that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2006, performance that was in the fourth quartile over a one-year period, performance that was in the second quartile over a three-year period and performance that was in the fourth quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe.

While expressing the view that the Portfolio’s long-term performance had been disappointing, the Board noted that PI had taken steps to address the performance issues by replacing the previous subadviser with Calamos Advisers LLC (Calamos), which assumed responsibility for the Portfolio in December 2002. In light of this, the Board concluded that it was reasonable to allow Calamos to continue to create a performance record against which it should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.784% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%. The Board concluded that the management and subadvisory fees are reasonable.

SP PIMCO High Yield Portfolio. The Board noted that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, performance that was in the first quartile over a one-year period, performance that was in the third quartile over a three-year period, and performance that was in the second quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board also noted that the Portfolio outperformed against its benchmark index over the same time periods. The Board concluded that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.82%. The Board concluded that the management and subadvisory fees are reasonable.

SP PIMCO Total Return Portfolio. The Board noted that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year, five-year and ten-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board also noted that the Portfolio had outperformed against its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.639% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.05%. The Board concluded that the management and subadvisory fees are reasonable.

SP Prudential U.S. Emerging Growth Portfolio. The Board noted that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the first quartile over one-year and three-year periods, and performance that was in the second quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same time periods, and that the Portfolio’s performance was above the median performance of the other mutual funds included in the Peer Universe over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.600% ranked in the first quartile in its Peer Group, and was the lowest fee among the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.90%. The Board concluded that the management and subadvisory fees are reasonable.

SP Small Cap Growth Portfolio.The Board noted that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, and performance that was in the fourth quartile over one-year, three-year and five-year periods in relation to the group of comparable mutual funds in a Peer Universe. While expressing the view that the Portfolio’s performance had been disappointing, the Board noted that PI had taken steps to address the performance issues by replacing the previous subadviser and that the Fund’s performance record was not attributable to Neuberger Berman Management, Inc. (Neuberger Berman) or Eagle Asset Management (Eagle), each of which had only served as subadvisers to the Portfolio since May 1, 2005. In light of this, the Board concluded that it was reasonable to allow Neuberger Berman and Eagle to create a performance record against which Neuberger Berman and Eagle should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.950% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.15%. The Board concluded that the management and subadvisory fees are reasonable.

SP Small-Cap Value Portfolio (formerly, SP Goldman Sachs Small Cap Value Portfolio). The Board noted that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, and performance that was in the fourth quartile over one-year, three-year and five-year periods in relation to the group of comparable mutual funds in a Peer Universe.

While expressing the view that the Portfolio’s performance had been disappointing, the Board noted that PI had taken steps to address the performance issues by replacing the previous subadviser with Goldman Sachs Asset Management, L.P. (GSAM) in January 2004. More recently, to address capacity issues, the Board noted that Salomon Brothers Asset Management, Inc. (Salomon) was added as a subadviser in December 2005. The Board noted that since GSAM assumed responsibility for the Portfolio, performance had improved in comparison to the benchmark index, but continued to underperform against its peers. In light of this, and the recent addition of Salomon as a second subadviser, the Board concluded that it was reasonable to allow GSAM and Salomon to continue to create performance records against which they should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.900% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.05%. The Board concluded that the management and subadvisory fees are reasonable.

SP Strategic Partners Focused Growth Portfolio. The Board noted that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year and five-year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio outperformed in comparison to its benchmark index over the same time periods. The Board also reviewed the performance of each “sleeve” of the Portfolio managed by Jennison Associates LLC and AllianceBernstein, L.P. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.833% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.25%.

SP T. Rowe Price Large-Cap Growth Portfolio (formerly, SP AllianceBernstein Large Cap Growth Portfolio). The Board noted that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the second quartile over a one-year period, and performance that was in the second quartile over three-year and five-year periods in relation to the group of comparable funds in a Peer Universe. The Board also noted that the Portfolio had outperformed against its benchmark index over the same time periods. The Board further noted that the Portfolio’s existing subadviser had been replaced as of December 2005 by T. Rowe Price Associates, Inc. (T. Rowe Price).

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.794% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.06%. The Board concluded that the management and subadvisory fees are reasonable.

SP William Blair International Growth Portfolio. The Board noted that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2006, performance that was in the second quartile over one-year and three-year periods, and performance that was in the fourth quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that William Blair and Company LLC (William Blair) had served as subadviser to the Portfolio since May 2004, and that as a result the Portfolio’s performance over the five-year period was primarily not attributable to William Blair.

The Board also considered and approved a new subadvisory agreement with Marsico Capital Management LLC (Marsico), as an additional subadviser for the Portfolio to address ongoing capacity constraints experienced by William Blair.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.850% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.24%. The Board concluded that the management and subadvisory fees are reasonable.

SP Aggressive Growth Asset Allocation Portfolio. The Board noted that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, performance that was in the first quartile over a one-year period, performance that was in the second quartile over a three-year period, and performance that was in the third quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year and three-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.05% ranked in the first quartile. The Board noted that the Portfolio’s actual management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fee is reasonable.

SP Growth Asset Allocation Portfolio. The Board noting that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the second quartile over a one-year period, performance that was in the third quartile over a three-year period, and performance that was in the second quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.05% ranked in the first quartile. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

SP Balanced Asset Allocation Portfolio. The Board noted that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, and performance that was in the first quartile over one-year and three-year periods, and performance that was in the third quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio had outperformed its benchmark index over the same one-year and three-year periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.05% was the lowest fee among the mutual funds included in the Peer Group. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

SP Conservative Asset Allocation Portfolio. The Board noted that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2006, performance that was in the second quartile over a one-year period, performance that was in the third quartile over a three-year period, and performance that was in the second quartile over a five-year period in relation to the group of comparable mutual funds in a Peer Universe. The Board noted that the Portfolio had outperformed against the peer median return in all time periods except the three-year period, which was the result of the Portfolio’s conservative risk profile during a period of speculative market environment. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.05% was the lowest fee among the mutual funds included in the Peer Group. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying mutual funds which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

This report contains financial information about certain investment choices that may be available on the variable life insurance and variable annuity contracts listed below. You may receive additional reports and should refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

VARIABLE LIFE INSURANCE

■	Prudential’s Survivorship Preferred®
■	Prudential’s Variable Universal Life
■	Pruco Life’s Variable Universal Life®
■	Pruco Life’s Survivorship Variable Universal Life
■	Pruco Life of New Jersey’s Survivorship Variable Universal Life
■	Pruco Life’s PruLife® Custom Premier
■	Pruco Life of New Jersey’s PruLife® Custom Premier
■	Pruco Life’s PruSelectSM III
■	Pruco Life of New Jersey’s PruSelectSM III
■	Pruco Life’s Magnastar
■	Pruco Life’s MPremierSM VUL

VARIABLE ANNUITIES

■	Pruco Life’s Discovery Select®
■	Pruco Life of New Jersey’s Discovery Select®
■	Pruco Life’s Discovery Choice®
■	Pruco Life of New Jersey’s Discovery Choice®
■	Pruco Life’s Strategic PartnersSM Annuity One
■	Pruco Life of New Jersey’s Strategic PartnersSM Annuity One
■	Pruco Life’s Strategic PartnersSM Select
■	Pruco Life of New Jersey’s Strategic PartnersSM Select
■	Pruco Life’s Strategic PartnersSM Advisor
■	Pruco Life of New Jersey’s Strategic PartnersSM Advisor
■	Pruco Life’s Strategic PartnersSM FlexElite
■	Pruco Life of New Jersey’s Strategic PartnersSM FlexElite
■	Pruco Life’s Strategic PartnersSM Plus
■	Pruco Life of New Jersey’s Strategic PartnersSM Plus

Variable life insurance is distributed by Pruco Securities LLC, member SIPC, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed through Prudential Investment Management Services LLC (PIMS), member SIPC, Gateway Center Three, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations. Contract guarantees are based on the claims-paying ability of the issuing Company.

The 2005 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Prudential Financial and the Rock logo are service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

IFS-A105621    PSF-SAR-B    Ed. 08/2006

SEMIANNUAL REPORT

JUNE 30, 2006

The Prudential Series Fund

■	Diversified Conservative Growth Portfolio

■	Jennison 20/20 Focus Portfolio

Please note that inside is a Prospectus Supplement dated August 25, 2006. This document is separate from and not a part of the semiannual report.

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

213 Washington Street, Newark, NJ 07102-2992

Pruco Life Insurance Company is not licensed to do business in New York.

IFS-A105624

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you. A list of the variable contracts that this report supports is located on the inside back cover.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contains information on the investment objectives, risks, and charges and expenses and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your policy’s insurance protection.

DISCOVER THE BENEFITS OF E-DELIVERY

■	Eliminate receiving printed reports.

■	View documents on-line as they become available.

■	Download and store e-reports on your PC.

■	Help the environment by using less paper.

To receive your semiannual/annual reports on-line, go to www.prudential.com/edelivery and enroll. Instead of receiving printed reports, you will receive notification via e-mail when new materials are available for your review. You can cancel your enrollment or change your e-mail address at any time by visiting the internet address listed above.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Funds Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling (888) 778-2888.

The Prudential Series Fund

June 30, 2006

■	LETTER TO CONTRACT OWNERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

A1 Financial Statements

B1 Schedule of Investments

C1 Notes to Financial Statements

D1 Financial Highlights

■	APPROVALS OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund

Letter to Contract Owners

June 30, 2006

■	DEAR CONTRACT OWNER

Because your success is important to us, we hope this semiannual report for the Prudential Series Fund serves as both an informative and useful resource.

With the first half of the year complete, we continue to emphasize that a diversified portfolio is a prudent way to make the best of developing investment opportunities. A portfolio utilizing a diversified asset allocation strategy helps manage risk because it is not exposed to a particular asset class. In addition, it provides an opportunity to better position your investments as asset classes rotate in and out of favor. With the current volatility of today’s stock market, this concept is more important than ever.

When creating your diversified investment strategy, speak with your investment professional to develop a plan that takes into account your reasons for investing, as well as your personal investment horizons and tolerance for risk. By carefully choosing a wide variety of assets and reviewing them periodically over time, you can enhance your focus on meeting your long-term objectives.

As always, we at Prudential are committed to meeting your current and future needs by providing financial solutions that are designed to help you grow and protect your wealth. We thank you for your confidence in our products.

Sincerely,

David R. Odenath, Jr.

President,

The Prudential Series Fund	July 31, 2006

PRESIDENT

DAVID R. ODENATH, JR.

Presentation of Portfolio Holdings for the Prudential Series Fund as of June 30, 2006 (Unaudited)

Diversified Conservative Growth		Jennison 20/20
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
FNMA, 5.50%, 07/01/35	7.2%	Google, Inc. (Class A Stock)	3.1%
FMNA, 4.00%,06/01/20	3.4%	Nexen, Inc.	3.1%
FNMA, 5.50%, 02/01/35	3.3%	Suncor Energy, Inc.	3.0%
FNMA, 4.50%, 09/01/35	2.8%	Comcast Corp. (Class A Stock)	3.0%
U.S.Treasury Notes, 4.75% 03/31/11	1.8%	TXU Corp.	2.9%

For a complete listing of holdings, refer to the Schedule of Investments section of this report.

Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Fees and Expenses (unaudited)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Diversified Conservative Growth (Class I)	Actual	$1,000.00	$1,000.90	0.86%	$4.27
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$1,018.60	0.83%	$4.15
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$1,016.10	1.23%	$6.15
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2006 (to reflect the six-month period).

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments at value:
Unaffiliated investments (cost $137,104,539)	$147,347,965
Affiliated investments (cost $7,015,056)	7,015,056
Foreign currency, at value (cost $1,221,812)	1,242,267
Receivable for investments sold	9,906,700
Dividends and interest receivable	972,595
Unrealized appreciation on foreign currency forward contracts	19,235
Unrealized appreciation on swap agreements	11,355
Due from broker-variation margin	6,280
Tax reclaim receivable	697
Prepaid expenses	2,641

Total Assets	166,524,791

LIABILITIES
Payable for investments purchased	22,428,404
Securities sold short, at value (proceeds received $1,009,709)	1,006,199
Premium for swaps written	258,771
Unrealized depreciation on foreign currency forward contracts	175,907
Payable to custodian	174,774
Management fee payable	118,219
Unrealized depreciation on swap agreements	88,960
Payable for series shares repurchased	84,465
Accrued expenses and other liabilities	29,551
Interest payable on investments sold short	5,526
Deferred trustees’ fees	3,475
Written options outstanding, at value (premium received $30,859)	993
Transfer agent fee payable	64

Total Liabilities	24,375,308

NET ASSETS	$142,149,483

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$125,890
Paid-in capital in excess of par	128,101,198

128,227,088
Undistributed net investment income	2,231,061
Accumulated net realized gain on investments	1,805,803
Net unrealized appreciation on investments and foreign currencies	9,885,531

Net assets, June 30, 2006	$142,149,483

Net asset value and redemption price per share, $142,149,483 / 12,588,966 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$11.29

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated interest	$2,369,001
Unaffiliated dividend income (net of $17,179 foreign withholding taxes)	412,376
Affiliated dividend income	145,893

2,927,270

EXPENSES
Management fee	552,869
Custodian’s fees and expenses	38,000
Audit fee	7,000
Shareholders’ reports	6,000
Trustees’ fees	6,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	700
Loan interest expense (Note 8)	445
Transfer agent’s fees and expenses (including affiliated expenses of $190) (Note 4)	200
Miscellaneous	15,955

Total expenses	632,169

NET INVESTMENT INCOME	2,295,101

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	3,148,988
Futures transactions	(333,093)
Options written	97,526
Swaps	(274,316)
Foreign currency transactions	(82,007)

2,557,098

Net change in unrealized appreciation (depreciation) on:
Investments	(3,935,963)
Futures	(160,276)
Options written	16,152
Swaps	29,768
Foreign currencies	(147,969)
Short sales	39,648

(4,158,640)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(1,601,542)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$693,559

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,295,101	$4,318,613
Net realized gain on investments, swaps and foreign currency transactions	2,557,098	8,592,437
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,158,640)	(2,829,878)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	693,559	10,081,172

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(4,801,296)	(4,898,162)
Distributions from net realized gains	(616,132)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(5,417,428)	(4,898,162)

SERIES SHARE TRANSACTIONS:
Series shares sold [112,056 and 125,832 shares, respectively]	1,294,468	1,403,725
Series shares issued in reinvestment of dividends [469,855 and 456,918 shares, respectively]	5,417,428	4,898,162
Series shares repurchased [968,736 and 2,406,901 shares, respectively]	(11,275,446)	(27,016,843)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(4,563,550)	(20,714,956)

TOTAL DECREASE IN NET ASSETS	(9,287,419)	(15,531,946)
NET ASSETS:
Beginning of period	151,436,902	166,968,848

End of period (a)	$142,149,483	$151,436,902

(a) Includes undistributed net investment income of	$2,231,061	$4,737,256

SEE NOTES TO FINANCIAL STATEMENTS.

A1

JENNISON 20/20 FOCUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2006

ASSETS
Investments, at value:
Unaffiliated investments (cost $213,520,870)	$246,116,223
Affiliated investments (cost $6,608,308)	6,608,308
Cash	379,627
Receivable for investments sold	1,439,873
Receivable for series shares sold	1,037,675
Dividends receivable	304,608
Foreign tax reclaim receivable	51,019
Prepaid expenses	1,290

Total Assets	255,938,623

LIABILITIES
Payable for investments purchased	3,118,321
Management fee payable	153,853
Payable for series shares repurchased	120,888
Accrued expenses	102,928
Distribution fee payable	33,662
Administration fee payable	20,197
Transfer agent fee payable	170

Total Liabilities	3,550,019

NET ASSETS	$252,388,604

Net assets were comprised of:
Shares of beneficial interest, at $0.01 par value	$177,866
Paid-in capital in excess of par	204,155,346

204,333,212
Undistributed net investment income	631,351
Accumulated net realized gain on investments and foreign currency transactions	14,828,688
Net unrealized appreciation on investments	32,595,353

Net assets, June 30, 2006	$252,388,604

Class I:
Net asset value and redemption price per share, $87,045,291 / 6,091,097 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$14.29

Class II:
Net asset value and redemption price per share, $165,343,313 / 11,695,503 outstanding shares of beneficial interest (authorized 50,000,000 shares)	$14.14

STATEMENTS OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $33,331)	$1,915,707
Affiliated dividend income	126,771

2,042,478

EXPENSES
Management fee	968,445
Distribution fee—Class II	212,243
Administration fee—Class II	127,346
Custodian’s fees and expenses	38,000
Shareholders’ reports	30,000
Audit fee	7,000
Trustees’ fees	5,000
Insurance expenses	5,000
Legal fees and expenses	4,000
Loan interest expense (Note 8)	4,000
Commitment fee on syndicated credit agreement	1,000
Transfer agent’s fee and expenses (including affiliated expenses of $500) (Note 4)	1,000
Miscellaneous	8,093

Total expenses	1,411,127

NET INVESTMENT INCOME	631,351

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investments	14,909,866
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,162,387)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	2,747,479

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,378,830

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$631,351	$358,683
Net realized gain on investments	14,909,866	25,481,477
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,162,387)	15,674,168

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,378,830	41,514,328

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(358,681)	(177,361)
Distributions from net realized capital gains
Class I	(5,549,644)	—
Class II	(10,853,728)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(16,762,053)	(177,361)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	37,986,434	59,933,620
Series shares issued in reinvestment of dividends and distributions	16,762,053	177,361
Series shares repurchased	(32,133,146)	(27,736,071)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	22,615,341	32,374,910

TOTAL INCREASE IN NET ASSETS	9,232,118	73,711,877
NET ASSETS:
Beginning of period	243,156,486	169,444,609

End of period (a)	$252,388,604	$243,156,486

(a) Includes undistributed net investment income of:	$631,351	$358,681

SEE NOTES TO FINANCIAL STATEMENTS.

A2

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 95.6%		Value (Note 2)
COMMON STOCKS — 40.0%	Shares
Aerospace & Defense — 0.9%
Boeing Co.	4,000	$327,640
Honeywell International, Inc.	11,500	463,450
Moog, Inc. (Class A Stock)*	2,875	98,383
United Technologies Corp.	6,100	386,862

		1,276,335

Apparel Manufacturers
Carter’s, Inc	1,570	41,495

Automobiles
Winnebago Industries, Inc.	1,600	49,664

Banks — 0.1%
Pacific Capital Bancorp	2,800	87,136

Beverages — 0.4%
PepsiCo, Inc.	9,100	546,364

Biotechnology — 1.3%
Amgen, Inc.*	11,000	717,530
Genentech, Inc.*	5,800	474,440
Gilead Sciences, Inc.*	7,500	443,700
Illumina, Inc.*	810	24,025
Lifecell Corp.*	2,670	82,556
Serologicals Corp.*	2,500	78,600

		1,820,851

Building & Construction — 0.1%
Standard Pacific Corp.	3,800	97,660

Building Products — 0.3%
American Standard Cos., Inc.	6,900	298,563
Watsco, Inc.	1,600	95,712

		394,275

Business Services — 0.1%
URS Corp.*	2,500	105,000

Capital Goods — 0.1%
Joy Global, Inc.	3,600	187,524

Capital Markets — 2.6%
Bank of New York Co., Inc. (The)	11,500	370,300
Goldman Sachs Group, Inc.	2,300	345,989
Jefferies Group, Inc.	6,100	180,743
Lazard Ltd. (Class A Stock)	5,400	218,160
Lehman Brothers Holdings, Inc.	3,200	208,480
Mellon Financial Corp.	4,900	168,707
Merrill Lynch & Co., Inc.	11,600	806,896
Schwab, (Charles) Corp.	21,700	346,766
UBS AG	9,000	987,300

		3,633,341

Chemicals — 0.5%
E.I. Du Pont de Nemours & Co.	8,200	341,120
Mosaic Co. (The)*	13,600	212,840
Scotts Co. (The) (Class A Stock)	2,000	84,640
Valspar Corp. (The)	1,900	50,179

		688,779

Clothing & Apparel
Iconix Brand Group, Inc.*	4,080	66,667

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Commercial Banks — 0.4%
Accredited Home Lenders Holding Co.*	1,600	$76,496
Astoria Financial Corp.	4,850	147,682
BankUnited Financial Corp., (Class A Stock)*	2,000	61,040
Royal Bank of Scotland Group PLC (United Kingdom)	8,494	279,275

		564,493

Commercial Services & Supplies — 1.0%
Administaff, Inc.	2,200	78,782
Allied Waste Industries, Inc.*	9,000	102,240
Barrett Business Services, Inc.	4,150	76,153
FirstService Corp. (Canada)	4,380	116,683
Global Payments, Inc.	3,300	160,215
Laureate Education, Inc.	810	34,530
McGrath Rentcorp	2,667	74,169
PrivateBancorp, Inc.	2,610	108,080
Providence Service Corp.	2,440	66,441
Rollins, Inc.	4,510	88,577
Steiner Leisure Ltd.	1,970	77,874
Team, Inc.	2,720	68,136
Waste Management, Inc.	12,300	441,324

		1,493,204

Communication Equipment — 1.8%
Avaya, Inc.*	26,700	304,914
Cisco Systems, Inc.*	25,100	490,203
Corning, Inc.*	15,200	367,688
Motorola, Inc.	25,700	517,855
Nokia Corp., ADR (Finland)	25,300	512,578
QUALCOMM, Inc.	10,800	432,756

		2,625,994

Computer Hardware — 0.1%
Rackable Systems	1,350	53,312
Radiant Systems, Inc.*	3,430	36,255

		89,567

Computer Services & Software — 0.1%
Neoware, Inc.*	2,120	26,055
Radware Ltd.*	3,380	43,399
The9 Ltd., ADR (China)*	2,100	48,699

		118,153

Computers & Peripherals — 0.5%
Apple Computer, Inc.*	7,000	399,840
Dell, Inc.*	8,400	205,044
M-Systems Flash Disk Pioneers (Israel)*	2,460	72,890
Optimal Group, Inc (Class A Stock) (Canada)	6,160	83,221

		760,995

Consumer Finance — 0.5%
American Express Co.	12,800	681,216

Consumer Products & Services — 0.1%
Central Garden & Pet Co.	2,290	98,585
Elizabeth Arden, Inc.*	3,200	57,216

		155,801

SEE NOTES TO FINANCIAL STATEMENTS.

B1

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Financial Services — 2.1%
AmeriCredit Corp.*	3,100	$86,552
Bank of America Corp.	13,090	629,629
Boston Private Financial Holdings, Inc.	3,000	83,700
Citigroup, Inc.	13,500	651,240
Eaton Vance Corp.	4,500	112,320
GFI Group, Inc.*	1,580	85,241
JPMorgan Chase & Co.	7,100	298,200
KKR Private Equity Investors LLP*	11,200	245,280
NYSE Group, Inc.*	4,500	308,160
Oriental Financial Group (Puerto Rico)	1,600	20,416
Portfolio Recovery Associates, Inc.*	2,110	96,427
Raymond James Financial, Inc.	4,875	147,566
Sterling Financial Corp. (WA)	2,400	73,224
Student Loan Corp. (The)	500	101,000

		2,938,955

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	6,800	227,732

Electric Utilities — 0.2%
Exelon Corp.	4,800	272,784

Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc.*	11,000	347,160
Checkpoint Systems, Inc.*	3,600	79,956
FLIR Systems, Inc.*	5,800	127,948
Regal-Beloit Corp.	1,740	76,821

		631,885

Electronics — 0.1%
PNM Resources, Inc.	3,100	77,376

Energy — 0.1%
Headwaters, Inc.*	3,569	91,224

Energy Equipment & Services — 0.6%
Maverick Tube Corp.*	1,530	96,681
Oil States International, Inc.*	2,580	88,442
Schlumberger Ltd.	7,400	481,814
Transocean, Inc.*	3,200	257,024

		923,961

Financial Services — 0.3%
Asset Acceptance Capital Corp.	2,662	52,708
Greenhill & Co, Inc.	1,040	63,190
Investment Technology Group, Inc.*	1,910	97,143
Moneygram International, Inc.	3,400	115,430
Optionsxpress Holding, Inc.	2,530	58,974
Virginia Commerce Bancorp., Inc.*	3,020	72,178

		459,623

Food & Staples Retailing — 0.9%
Kroger Co. (The)	26,500	579,290
Wal-Mart Stores, Inc.	5,000	240,850
Whole Foods Market, Inc.	6,900	446,016

		1,266,156

Food Products — 0.5%
Cadbury Schweppes PLC, ADR (United Kingdom)	10,400	403,728
ConAgra Foods, Inc.	12,800	283,008

		686,736

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Gaming — 0.1%
Century Casinos, Inc.	7,640	$81,824

Healthcare Equipment & Supplies — 1.0%
Alcon, Inc.	4,500	443,475
Angiodynamics, Inc.*	3,160	85,478
Immucor, Inc.*	3,025	58,171
Kyphon, Inc.*	1,720	65,979
LCA-Vision, Inc.	970	51,322
NuVasive, Inc.*	4,160	75,837
Orthovita, Inc.	14,440	60,937
PolyMedica Corp.	2,481	89,217
SonoSight, Inc.	1,860	72,614
Spectranetics Corp. (The)	8,290	88,869
St. Jude Medical, Inc.*	7,000	226,940
The Cooper Cos., Inc.	2,500	110,725

		1,429,564

Healthcare Providers & Services — 1.3%
AMERIGROUP Corp.*	3,800	117,952
AMN Healthcare Services, Inc.	4,730	96,019
Caremark Rx, Inc.	6,300	314,181
Cigna Corp.	2,800	275,828
Covance, Inc.*	3,000	183,660
Five Star Quality Care, Inc.	9,040	100,073
Healthways, Inc.*	2,900	152,656
Pharmaceutical Product Development, Inc.	6,600	231,792
Solexa, Inc.*	6,670	56,695
Sunrise Senior Living, Inc.*	3,300	91,245
WellPoint, Inc.*	3,300	240,141

		1,860,242

Hotels, Restaurants & Leisure — 1.3%
Brinker International, Inc.	2,300	83,490
CEC Entertainment, Inc.*	348	11,178
Cheesecake Factory, Inc. (The)*	4,000	107,800
Chipotle Mexican Grill, Inc. (Class A Stock)*	800	48,760
GTECH Holdings Corp.	10,100	351,278
Marriott International, Inc (Class A Stock)	10,400	396,448
McDonald’s Corp.	5,500	184,800
OSI Restaurant Partners, Inc.	6,300	217,980
Scientific Games Corp. (Class A Stock)	3,960	141,055
Sonic Corp.*	3,600	74,844
Starbucks Corp.*	6,100	230,336

		1,847,969

Household Durables — 0.2%
Harman International Industries, Inc.	1,700	145,129
Meritage Homes Corp.*	2,000	94,500
Snap-On, Inc.	2,500	101,050

		340,679

Household Products — 0.5%
Kimberly-Clark Corp.	5,900	364,030
Procter & Gamble Co.	6,188	344,025

		708,055

Independent Power Producers & Energy Traders — 0.4%
TXU Corp.	8,700	520,173

SEE NOTES TO FINANCIAL STATEMENTS.

B2

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Industrial Conglomerates — 1.1%
3M Co.	4,000	$323,080
General Electric Co.	24,200	797,632
Tyco International Ltd.	14,300	393,250

		1,513,962

Insurance — 2.0%
American International Group, Inc.	13,200	779,460
Amerisafe, Inc.*	8,640	107,482
Axis Capital Holdings Ltd.	10,000	286,100
Commerce Group, Inc.	3,400	100,436
Delphi Financial Group, Inc. (Class A Stock)	2,425	88,173
Genworth Financial, Inc., (Class A Stock)	4,900	170,716
Loews Corp.	12,300	436,035
Montpelier Re Holdings Ltd.	22,100	382,109
Navigators Group, Inc.*	2,360	103,415
Philadelphia Consolidated Holding Corp.*	5,054	153,439
Protective Life Corp.	1,200	55,944
State Auto Financial Corp.	1,900	61,826
United Fire & Casualty Co.	2,300	69,299

		2,794,434

Internet — 0.1%
Ctrip.com International Ltd., ADR (China)*	1,220	62,281
Equinix, Inc.	1,470	80,644

		142,925

Internet & Catalog Retail — 0.1%
IAC/InterActiveCorp*	7,500	198,675

Internet Software & Services — 1.5%
Digitas, Inc.	7,890	91,682
eBay, Inc.*	5,400	158,166
Google, Inc. (Class A Stock)*	2,000	838,660
j2 Global Communications, Inc.*	4,210	131,436
Netflix.Com, Inc*	2,880	78,365
Nutri System, Inc.*	1,320	82,012
Online Resources Corp.*	9,810	101,436
Openwave Systems, Inc.*	5,030	58,046
RADVision Ltd. (Israel)*	5,530	88,148
Redback Networks, Inc.	1,760	32,278
Yahoo!, Inc.*	13,200	435,600

		2,095,829

Lodging — 0.1%
Hilton Hotels Corp.	4,700	132,916

Machinery & Equipment — 0.2%
Bucyrus International, Inc. (Class A Stock)	2,800	141,400
Flow International Corp.*	4,690	65,988
Gardner Denver, Inc.	2,280	87,780
Intevac, Inc.*	3,100	67,208

		362,376

Manufacturing — 0.2%
Harsco Corp.	1,600	124,736
Hexel Corp.*	8,770	137,777

		262,513

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Media — 1.3%
Comcast Corp. (Class A Stock)*	11,900	$389,606
Liberty Global, Inc. (Class A Stock)*	883	18,985
Liberty Global, Inc.*	15,263	313,960
Marchex, Inc. (Class B Stock)	3,150	51,754
News Corp. (Class A Stock)	13,700	262,766
Viacom, Inc. (Class B Stock)*	9,520	341,197
Walt Disney Co.	17,300	519,000

		1,897,268

Medical Supplies & Equipment — 0.1%
ResMed, Inc.*	1,890	88,736

Metals & Mining — 0.3%
Dynamic Materials Corp.,	1,940	65,436
Phelps Dodge Corp.	3,400	279,344
Timken Co.	3,700	123,987

		468,767

Multi-Utilities — 0.2%
Sempra Energy	6,100	277,428

Multiline Retail — 0.7%
Federated Department Stores, Inc.	10,800	395,280
Kohl’s Corp.*	3,800	224,656
Target Corp.	6,500	317,655

		937,591

Office Electronics — 0.3%
Xerox Corp.*	29,700	413,127

Office Equipment
School Specialty, Inc.*	2,100	66,885

Oil, Gas & Consumable Fuels — 3.1%
Apache Corp.	3,200	218,400
Cabot Oil & Gas Corp.	4,500	220,500
Hess Corp.	6,000	317,100
Houston Exploration Co.*	2,000	122,380
Hydril Co.*	890	69,883
Marathon Oil Corp.	4,600	383,180
Nexen, Inc.	6,400	361,856
Occidental Petroleum Corp.	8,300	851,165
Oceaneering International, Inc.*	4,600	210,910
Petroleo Brasileiro SA, ADR (Brazil)	4,100	366,171
Suncor Energy, Inc.	9,300	753,393
Superior Energy Services, Inc.	2,890	97,971
Swift Energy Co.*	2,600	111,618
Unit Corp.*	1,370	77,939
Valero Energy Corp.	3,700	246,124
Warrior Energy Service, Corp.*	3,010	73,233

		4,481,823

Pharmaceuticals — 1.6%
American Medical Systems Holdings, Inc.*	4,990	83,083
Barr Pharmaceuticals, Inc.*	1,400	66,766
I-Flow Corp.*	2,240	24,237
Novartis AG, ADR (Switzerland)	15,600	841,152
Roche Holdings Ltd., ADR (Switzerland)	6,800	560,931
Sanofi-Aventis (France)	2,800	273,256
Sanofi-Aventis, ADR (France)	5,400	262,980
Vital Signs, Inc.	2,170	107,480

		2,219,885

SEE NOTES TO FINANCIAL STATEMENTS.

B3

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Railroads
American Railcar Industries, Inc.	2,100	$69,531

Real Estate Investment Trust — 0.2%
Hovnanian Enterprises, Inc. (Class A Stock)*	3,400	102,272
KKR Financial Corp.*	3,560	74,084
SL Green Realty Corp.	1,300	142,311

		318,667

Semi-Conductors
Netlogic Microsystems, Inc.	1,620	52,245

Semiconductors & Semiconductor Equipment — 1.3%
Anadigics, Inc.*	6,710	45,091
Broadcom Corp. (Class A Stock)*	13,450	404,172
GSI Group, Inc.*	3,850	33,071
Intel Corp.	4,400	83,380
Marvell Technology Group Ltd.*	8,800	390,104
Maxim Integrated Products, Inc.	9,700	311,467
Microsemi Corp.*	2,870	69,971
SRS Labs, Inc.	12,300	61,377
Texas Instruments, Inc.	10,800	327,132
Volterra Semiconductor Corp.	3,960	60,430

		1,786,195

Software — 1.4%
Adobe Systems, Inc.*	16,500	500,940
CA, Inc.	9,927	204,000
Citrix Systems, Inc.*	800	32,112
Concur Technologies, Inc.	4,720	73,018
Electronic Arts, Inc.*	7,200	309,888
Microsoft Corp.	4,800	111,840
NAVTEQ Corp.*	2,600	116,168
Omniture, Inc.	4,920	35,867
Pdf Solutions, Inc.*	4,400	54,604
Retalix Ltd.	2,940	65,591
SAP AG, ADR (Germany)	7,600	399,152
Synplicity, Inc.	5,440	31,933

		1,935,113

Specialty Retail — 0.3%
Home Depot, Inc.	7,400	264,846
Urban Outfitters, Inc.*	3,800	66,462
Williams-Sonoma, Inc.	4,100	139,605

		470,913

Technology — 0.1%
Sanmina SCI Corp.*	21,900	100,740

Telecommunications — 0.1%
American Tower Corp. (Class A Stock)*	3,700	115,144

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 0.9%
Cache, Inc.*	6,190	$107,335
Coach, Inc.*	10,500	313,950
Jos. A. Bank Clothiers, Inc.*	2,270	54,389
NIKE, Inc. (Class B Stock)	6,900	558,900
Phillips-Van Heusen Corp.	3,800	145,008
Stein Mart, Inc.	3,900	57,720

		1,237,302

Thrifts & Mortgage Finance — 0.1%
Countrywide Financial Corp.	3,600	137,088

Tobacco — 0.4%
Altria Group, Inc.	8,100	594,783

Transportation — 0.1%
American Commercial Lines, Inc.*	1,000	60,250
Old Dominion Freight Line*	1,635	61,459
Vitran Corp., Inc. (Canada)	3,030	71,175

		192,884

Utilities — 0.1%
Oneok, Inc.	2,800	95,312

Wireless Telecommunication Services — 1.0%
Alltel Corp.	7,300	465,959
NII Holdings, Inc.*	5,300	298,814
Sprint Nextel Corp.	20,726	414,313
Vodafone Group PLC, ADR (United Kingdom)	9,200	195,960

		1,375,046

TOTAL COMMON STOCKS (cost $45,648,599)		56,685,555

PREFERRED STOCKS
Telecommunications
McLeodUSA, Inc. (cost $233,840)	1,043	2

	Units	Value (Note 2)
RIGHTS*
United Mexican States, expiring 06/30/07 (cost $0)	1,300,000	34,450

WARRANTS*
Telecommunications
XM Satellite Radio, Inc., 144A (cost $0)	100	—

SEE NOTES TO FINANCIAL STATEMENTS.

B4

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS — 22.0%
Aerospace
K&F Acquisition, Inc., Gtd. Notes, PIK
7.75%	11/15/14	Caa1	$50	$49,250

Aerospace & Defense — 0.5%
Argo-Tech Corp., Sr. Notes
9.25%	06/01/11	B3	20	20,600
BE Aerospace, Inc., Sr. Sub. Notes
8.875%	05/01/11	Caa2	115	119,025
DRS Technologies, Inc., Gtd. Notes
7.625%	02/01/18	B3	50	49,750
Esterline Technologies, Sr. Sub. Notes
7.75%	06/15/13	B1	125	126,562
L-3 Communications Corp., Sr. Sub. Notes
7.625%	06/15/12	Ba3	325	329,875
Moog, Inc., Sr. Sub. Notes
6.25%	01/15/15	Ba3	100	94,000
Standard Aero Holdings, Inc., Sr. Sub. Notes
8.25%	09/01/14	Caa1	45	40,050

				779,862

Airlines — 0.2%
AMR Corp., Debs. Notes
10.00%	04/15/21	Caa2	45	41,963
AMR Corp., Notes
10.40%	03/10/11	CCC(d)	100	94,125
Continental Airlines, Inc. Pass Thru Certs.
7.568%	12/01/06	B3	70	69,822
6.748%	03/15/17	Ba2	35	33,096

				239,006

Automobiles — 1.4%
DaimlerChrysler NA Holding Corp., Gtd. Notes
5.486%	03/07/07	A3	600	600,104
Ford Motor Credit Co., Notes
7.875%	06/15/10	Ba2	470	433,571
General Motors, Notes
7.20%	01/15/11	B3	105	92,925
General Motors Acceptance Corp., Notes
6.125%	09/15/06	Ba1	150	149,778
6.875%	09/15/11-08/28/12	Ba1	460	436,096
6.75%	12/01/14	Ba1	155	143,967
General Motors Nova Scotia Finance Co., Gtd. Notes (Canada)(l)
6.85%	10/15/08	Caa1	75	71,063

				1,927,504

Automotive — 0.3%
Lear Corp., Gtd. Notes
8.11%	05/15/09	B3	115	112,125
TRW Automotive, Inc., Sr. Notes
9.375%	02/15/13	Ba3	113	120,062
Visteon Corp., Sr. Notes
8.25%	08/01/10	B3	115	107,525
7.00%	03/10/14	B3	90	73,463

				413,175

Automotive Parts — 0.1%
Arvinmeritor, Inc., Notes
8.75%	03/01/12	Ba3	75	73,125
Goodyear Tire & Rubber Co. (The), Sr. Notes
9.00%	07/01/15	B3	35	33,425

				106,550

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Banks — 0.1%
Kazkommerts International BV, Bank Gtd. Notes,144A (Netherlands)(l)
7.00%	11/03/09	Baa1	$40	$39,500
7.875%	04/07/14	Baa1	95	93,338

				132,838

Building Materials
K Hovnanian Enterprises, Sr. Notes
8.625%	01/15/17	Ba1	40	39,700

Cable — 0.6%
Callahan Nordrhein-Westfalen GMBH, Sr. Disc. Notes (Germany)(g)(i)(l)
16.00%	07/15/10	NR	250	3
CCH I LLC, Sec’d. Notes
11.00%	10/01/15	Caa3	145	126,875
Charter Communications Holdings II LLC, Gtd. Notes
11.75%	05/15/14	Ca	150	94,500
Charter Communications Holdings II LLC, Sr. Notes
10.25%	09/15/10	Caa1	175	175,250
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Sr. Notes
10.75%	10/01/09	Ca	50	39,500
Charter Communications Operating LLC, Sr. Notes, 144A
8.00%	04/30/12	B2	20	19,900
8.375%	04/30/14	B2	50	50,062
CSC Holdings, Inc., Debs.
8.125%	07/15/09-08/15/09	B2	200	203,500
7.625%	07/15/18	B2	25	24,750
CSC Holdings, Inc., Sr. Notes
8.00%	04/15/12	B3	25	24,656
7.875%	12/15/07	B2	24	24,300
CSC Holdings, Inc., Sr. Notes, 144A
7.25%	07/15/08-04/15/12	B1	100	98,313

				881,609

Capital Goods — 1.2%
ALH Finance LLC, Sr. Sub. Notes
8.50%	01/15/13	B3	25	24,125
Allied Waste North America, Inc., Sec’d. Notes
8.50%	12/01/08	B2	145	150,075
5.75%	02/15/11	B2	60	55,950
Allied Waste North America, Inc., Sr. Notes
7.875%	04/15/13	B2	50	50,000
Blount, Inc., Sr. Sub. Notes
8.875%	08/01/12	B3	150	149,250
Columbus Mckinnon Corp., Sr. Sub Notes
8.875%	11/01/13	B3	50	51,000
Hertz Corp., Sr. Notes, 144A
8.875%	01/01/14	B1	175	179,375
Hertz Corp., Sr. Sub. Notes, 144A
10.50%	01/01/16	B3	60	63,600
Invensys PLC, Sr. Notes, 144A (United Kingdom)(l)
9.875%	03/15/11	B3	35	37,975
Johnson Diversified Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07)
10.67%(v)	05/15/13	Caa1	50	42,500

SEE NOTES TO FINANCIAL STATEMENTS.

B5

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Capital Goods (cont’d.)
Johnson Diversified, Inc., Gtd. Notes
9.625%	05/15/12	B3	$30	$29,850
Manitowoc Co., Sr. Sub. Notes
10.50%	08/01/12	B2	97	105,245
Mueller Group, Inc., Sr. Sub. Notes
10.00%	05/01/12	Caa1	30	32,250
Rexnord Corp., Gtd. Notes
10.125%	12/15/12	B3	100	110,734
Stena AB, Sr. Notes (Sweden)(l)
7.50%	11/01/13	Ba3	125	121,250
Terex Corp., Gtd. Notes
10.375%	04/01/11	B2	155	163,912
9.25%	07/15/11	B2	45	47,813
7.375%	01/15/14	B2	75	74,625
United Rentals North America, Inc.,
6.50%	02/15/12	B3	100	94,500
7.75%	11/15/13	Caa1	40	38,000
Valmont Industries, Inc., Gtd. Notes
6.875%	05/01/14	Ba3	125	120,625

				1,742,654

Chemicals — 0.9%
BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, Sec’d. Notes
5.77%	07/15/10	B3	45	45,900
Equistar Chemical Funding, Sr. Notes
10.625%	05/01/11	B1	55	59,056
Equistar Chemicals LP, Gtd. Notes
10.125%	09/01/08	B1	95	99,987
Hexion US Finance Corp. Nova Scotia Finance ULC, Sec’d. Notes
9.00%	07/15/14	B3	50	50,625
Huntsman International LLC, Gtd. Notes
10.125%	07/01/09	B3	11	11,165
Huntsman LLC, Gtd. Notes
11.625%	10/15/10	Ba3	150	165,750
IMC Global, Inc., Debs. Notes
6.875%	07/15/07	B1	100	99,750
IMC Global, Inc., Gtd. Notes
10.875%	06/01/08	Ba3	125	133,125
Koppers, Inc., Gtd. Notes
9.875%	10/15/13	B1	102	109,395
Lyondell Chemical Co., Gtd. Notes
10.50%	06/01/13	Ba3	75	82,500
Lyondell Chemical Co., Sec’d. Notes
9.625%	05/01/07	Ba3	100	101,500
11.125%	07/15/12	Ba3	50	54,250
Nalco Co., Sr. Notes
7.75%	11/15/11	B2	130	129,675
Nalco Co., Sr. Sub. Notes
8.875%	11/15/13	Caa1	15	15,113
OM Group, Inc., Gtd. Notes
9.25%	12/15/11	Caa1	35	36,050
Rhodia SA, Sr. Sub. Notes (France)(l)
8.875%	06/01/11	Caa1	78	77,708
Rockwood Specialties, Inc. Sr. Sub. Notes.
10.625%	05/15/11	B3	36	38,475

				1,310,024

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Consumer Products & Services — 0.3%
Dycom Industries, Inc., Notes
8.125%	10/15/15	Ba3	$50	$50,125
Levi Strauss & Co., Gtd. Notes
12.25%	12/15/12	Ba3	75	82,875
Mac-Gray Corp., Sr. Notes
7.625%	08/15/15	B1	50	50,500
Playtex Products, Inc., Gtd. Notes
9.375%	06/01/11	Caa1	100	104,125
Service Corp. International, Sr. Notes, 144A
8.00%	06/15/17	Ba3	125	116,875
Simmons Bedding, Co., Sr. Sub. Notes
7.875%	01/15/14	Caa1	75	70,125

				474,625

Containers — 0.1%
Crown Americas LLC, Sr. Notes, 144A
7.625%	11/15/13	B1	100	98,250

Containers & Packaging — 0.5%
Berry Plastics Corp., Gtd. Notes
10.75%	07/15/12	B3	100	108,250
Graham Packaging Co., Gtd. Notes
8.50%	10/15/12	Caa1	60	58,800
Graham Packaging Co., Sub. Notes
9.875%	10/15/14	Caa2	25	24,750
Graphic Packaging International Corp., Sr. Sub. Notes
9.50%	08/15/13	B3	50	49,500
Greif, Inc., Gtd. Notes
8.875%	08/01/12	B1	175	184,187
Owens Brockway Glass Container, Inc., Notes
8.75%	11/15/12	B1	240	249,900
Silgan Holdings, Inc., Sr. Sub. Notes
6.75%	11/15/13	B1	90	87,750

				763,137

Diversified Financial Services — 0.2%
Petroleum Export Ltd., Sr. Notes
4.623%	06/15/10	Aaa	89	86,895
4.633%	06/15/10	Aaa	178	173,790

				260,685

Electric — 1.5%
AES Corp., Sr. Notes
9.50%	06/01/09	B1	25	26,500
9.375%	09/15/10	B1	275	294,250
AES Eastern Energy LP Pass-Through Certificates, Series 99-A
9.00%	01/02/17	Ba1	37	39,979
Allegheny Energy Supply Co. LLC, Notes, 144A
8.25%	04/15/12	Ba3	50	53,125
Aquila, Inc., Sr. Notes
9.95%	02/01/11	B2	3	3,377
CMS Energy Corp., Sr. Notes
7.50%	01/15/09	B1	70	70,875
8.50%	04/15/11	B1	50	52,125
Dynegy Holdings, Inc., Sr. Unsec’d. Notes, 144A
8.375%	05/01/16	B2	105	103,425
Edison Mission Energy, Sr. Notes
7.73%	06/15/09	B1	50	50,500

SEE NOTES TO FINANCIAL STATEMENTS.

B6

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Electric (cont’d.)
Empresa Nacional de Electricidad SA, Notes (Chile)(l)
8.625%	08/01/15	Ba1	$55	$60,538
Empresa Nacional de Electricidad SA, Unsub. Notes (Chile)(l)
8.35%	08/01/13	Ba1	110	118,421
Homer City Funding LLC, Gtd. Notes
8.137%	10/01/19	Ba2	46	48,875
Midwest Generation LLC, Sec’d. Notes(g)
8.30%	07/02/09	B1	135	137,025
Midwest Generation LLC, Pass Through Certificates
8.56%	01/02/16	B1	76	79,431
Midwest Generation LLC, Sec’d. Notes
8.75%	05/01/34	Ba3	75	79,500
Mirant North America LLC Sr. Notes, 144A
7.375%	12/31/13	B1	125	120,625
Nevada Power Co., General Refinance Mortgage
6.50%	04/15/12	Ba1	50	49,733
NRG Energy, Inc., Sr. Notes
7.375%	02/01/16	B1	185	180,375
Orion Power Holdings, Inc., Sr. Notes
12.00%	05/01/10	B3	40	45,200
Reliant Energy, Inc., Sec’d. Notes
9.50%	07/15/13	B1	140	140,700
Sierra Pacific Resources, Sr. Notes
8.625%	03/15/14	B1	40	42,374
TECO Energy, Inc., Notes
7.50%	06/15/10	Ba2	175	178,500
TXU Corp., Sr. Notes
6.50%	11/15/24	Ba1	50	44,602
Utilicorp Canada Finance Corp., Gtd. Notes (Canada)(l)
7.75%	06/15/11	B2	40	41,400

				2,061,455

Energy — 0.5%
Chesapeake Energy Corp., Sr. Notes
6.375%	06/15/15	Ba2	200	185,500
6.50%	08/15/17	Ba2	100	91,250
Compton Petroleum Corp., Sr. Notes
7.625%	12/01/13	B2	25	23,875
Forest Oil Corp., Sr. Notes
8.00%	06/15/08	Ba3	40	40,850
Goodman Global Holdings, Inc., Sr. Notes
8.329%	06/15/12	B2	45	45,113
Kerr-McGee Corp., Sec’d. Notes
6.95%	07/01/24	Ba2	75	75,390
Newfield Exploration Co., Sr. Sub. Notes
6.625%	04/15/16	Ba3	125	117,812
Pioneer Natural Resources Co., Sr. Notes
5.875%	07/15/16	B1	100	91,056
Pogo Producing Co., Sr. Sub. Notes
6.875%	10/01/17	Ba2	25	23,156

				694,002

Energy-Other — 0.2%
Encore Acquisition Corp., Sr. Notes
6.25%	04/15/14	B2	25	23,000
Houston Exploration Co., Sr. Sub. Notes
7.00%	06/15/13	B2	25	24,625

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)		Value (Note 2)
CORPORATE BONDS (Continued)
Energy-Other (cont’d.)
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%	03/15/12	Ba3		$10	$10,575
Parker Drilling Co., Sr. Notes
9.625%	10/01/13	B2		175	189,875
Pride International, Inc., Sr. Notes
7.375%	07/15/14	Ba2		25	25,125

					273,200

Entertainment & Leisure — 0.1%
AMC Entertainment, Inc., Gtd. Notes
11.00%	02/01/16	B3		35	37,450
Cinemark, Inc., Sr. Disc. Notes, Zero Coupon (until 03/15/09)
9.75%(v)	03/15/14	Caa1		75	58,125

					95,575

Financial Services
European Investment Bank, Notes (Japan)
3.00%	09/20/06	Aaa	JPY	2,000	17,572
Residential Capital Corp., Sr. Unsec’d. Notes
6.375%	06/30/10	Baa3		50	49,320

					66,892

Foods — 0.3%
Agrilink Foods, Inc., Gtd. Notes
11.875%	11/01/08	B3		25	25,469
Ahold Finance USA, Inc., Notes
8.25%	07/15/10	Ba1		25	26,062
Carrols Corp., Sr. Sub. Notes
9.00%	01/15/13	B3		50	50,125
Deans Food Co., Sr. Notes
7.00%	06/01/16	Ba2		25	24,188
Del Monte Corp., Sr. Sub Notes
8.625%	12/15/12	B2		35	36,050
Delhaize America, Inc., Gtd. Notes
8.125%	04/15/11	Ba1		80	84,135
Dole Foods Co. Inc., Gtd. Notes
7.25%	06/15/10	B3		35	31,325
Dole Foods Co., Inc., Sr. Notes
8.625%	05/01/09	B3		18	17,190
National Beef Packaging Co., LLC, Sr. Notes
10.50%	08/01/11	B3		50	50,500
Smithfield Foods, Inc., Sr. Note
8.00%	10/15/09	Ba2		70	70,700
7.00%	08/01/11	Ba2		20	19,350
Stater Brothers Holdings, Inc., Sr. Notes
8.125%	06/15/12	B1		25	24,687

					459,781

Forest & Paper Products
Abitibi-Consolidated, Inc., Notes (Canada)(l)
7.75%	06/15/11	B1		35	32,113

Gaming — 1.5%
Aztar Corp., Sr. Sub. Notes
7.875%	06/15/14	Ba3		95	100,462
Boyd Gaming Corp., Sr. Sub. Notes
8.75%	04/15/12	B1		90	94,275
CCM Merger, Inc., Notes, 144A
8.00%	08/01/13	B3		75	70,875

SEE NOTES TO FINANCIAL STATEMENTS.

B7

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Gaming (cont’d.)
Greektown Holdings LLC., Sr. Notes, 144A
10.75%	12/01/13	B3	$75	$79,125
Kerzner International Ltd., Sr. Sub. Notes
6.75%	10/01/15	B2	100	104,375
Mandalay Resort Group, Sr. Sub. Notes
10.25%	08/01/07	Ba3	300	310,875
MGM Mirage, Inc., Gtd. Notes
9.75%	06/01/07	Ba3	105	107,887
6.00%	10/01/09	Ba2	155	150,737
6.625%	07/15/15	Ba2	215	200,487
MGM Mirage, Inc., Sr. Notes, 144A
6.875%	04/01/16	Ba2	50	46,688
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
6.375%	07/15/09	Ba3	50	48,688
8.00%	04/01/12	Ba3	70	71,138
Park Place Entertainment Corp., Sr. Sub. Notes
9.375%	02/15/07	Ba1	300	305,250
8.125%	05/15/11	Ba1	25	26,344
Station Casinos, Inc. Sr. Sub. Notes
6.625%	03/15/18	B1	25	22,625
Station Casinos, Inc., Sr. Sub. Notes, 144A
6.875%	03/01/16	B1	25	23,313
Station Casinos, Inc., Sr. Notes, 144A
6.00%	04/01/12	Ba2	150	140,437
Trump Entertainment Resorts, Inc., Sec’d. Notes
8.50%	06/01/15	Caa1	105	100,931
Wynn Las Vegas LLC, Notes
6.625%	12/01/14	B2	110	103,675

				2,108,187

Healthcare — 0.2%
Warner Chilcott Corp., Gtd. Notes
8.75%	02/01/15	Caa1	235	237,350

Healthcare & Pharmaceuticals — 1.5%
Accellant, Inc., Gtd. Notes
10.50%	12/01/13	Caa1	275	281,187
Alliance Imaging, Inc., Sr. Sub. Notes
7.25%	12/15/12	B3	25	22,250
Angiotech Pharmaceutical, Sr. Sub Notes, 144A (Canada)(l)
7.75%	04/01/14	B2	25	23,875
Concentra Operating Corp., Gtd. Notes
9.50%	08/15/10	B3	50	51,750
9.125%	06/01/12	B3	50	51,750
Coventry Health Care, Inc., Sr. Notes
8.125%	02/15/12	Ba1	75	77,531
Elan Finance PLC, Sr. Notes (Ireland)(l)
7.75%	11/15/11	B3	15	14,325
Elan Finance PLC, Sr. Notes (Ireland)(l)
9.17%	11/15/11	B3	30	30,300
Fresenius Medical Care Capital Trust II, Gtd. Notes
7.875%	02/01/08	B1	150	152,250
HCA, Inc., Debs.
6.75%	07/15/13	Ba2	50	47,746
8.36%	04/15/24	Ba2	100	100,080
7.50%	11/06/33	Ba2	75	68,549

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)		Value (Note 2)
CORPORATE BONDS (Continued)
Healthcare & Pharmaceuticals (cont’d.)
HCA, Inc., Notes
5.50%	12/01/09	Ba2		$50	$48,183
6.25%	02/15/13	Ba2		100	93,377
9.00%	12/15/14	Ba2		50	54,335
Iasis Healthcare LLC, Sr. Sub. Notes
8.75%	06/15/14	B3		100	98,000
Inverness Medical Innovations, Inc., Sr. Sub. Notes
8.75%	02/15/12	Caa3		60	58,200
MedQuest, Inc., Gtd. Notes
11.875%	08/15/12	Caa3		25	23,188
Mylan Laboratories, Inc., Gtd. Notes
6.375%	08/15/15	Ba1		75	71,625
Select Medical Corp., Gtd. Notes
7.625%	02/01/15	B3		85	73,950
Senior Housing Properties Trust, Sr. Notes
8.625%	01/15/12	Ba2		50	52,875
Skilled Health Care Group., Sr. Sub. Notes, 144A
11.00%	01/15/14	Caa1		225	240,750
Tenet Healthcare Corp., Sr. Notes, 144A
9.50%	02/01/15	B3		50	49,125
Vanguard Health Holdings Co. LLC, Sr. Sub. Notes
9.00%	10/01/14	Caa1		115	114,712
Ventas Realty LP, Sr. Notes
6.625%	10/15/14	Ba2		75	72,750
7.125%	06/01/15	Ba2		75	75,000
6.50%	06/01/16	Ba2		50	47,938

					2,095,601

Home Construction — 0.2%
K Hovnanian, Gtd. Notes
7.50%	05/15/16	Ba1		50	46,375
KB Home, Sr. Sub. Notes
8.625%	12/15/08	Ba2		80	82,900
Nortek, Inc., Sr. Sub. Notes
8.50%	09/01/14	Caa1		120	116,100

					245,375

Hotels & Motels
Hilton Hotels Corp., Notes
7.625%	12/01/12	Ba2		25	25,771

Industrial Conglomerates — 0.8%
General Electric Capital Corp., Sr. Unsub. Notes (Japan)
1.40%	11/02/06	Aaa	JPY	134,000	1,174,939

Insurance — 0.4%
Asif III Jersey Ltd. Sec’d. Notes (Japan)
0.95%	07/15/09	Aa2	JPY	60,000	519,107

Lodging — 0.5%
Felcor Lodging LP, Sr. Notes
8.50%	06/01/11	Ba3		50	51,500
Felcor Lodging LP, (8.50% until 6/20/03) Gtd. Notes
9.57%(v)	06/01/11	Ba3		50	53,000
Gaylord Entertainment Co., Sr. Notes
8.00%	11/15/13	B3		25	24,969
Host Marriott LP, Gtd. Notes
9.50%	01/15/07	Ba2		150	153,750

SEE NOTES TO FINANCIAL STATEMENTS.

B8

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Lodging (cont’d.)
7.00%	08/15/12	Ba2	$100	$99,125
7.125%	11/01/13	Ba2	85	84,681
Host Marriott LP, Sr. Notes, 144A
6.75%	06/01/16	Ba2	75	71,531
ITT Corp., Debs.
7.375%	11/15/15	Ba1	85	85,638
Royal Caribbean Cruises Ltd., Debs. (Liberia)(l)
7.25%	03/15/18	Ba1	45	43,655
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)(l)
8.00%	05/15/10	Ba1	50	52,275
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
7.875%	05/01/12	Ba1	55	57,406

				777,530

Media & Entertainment — 1.4%
AMC Entertainment, Inc., Gtd. Notes
8.625%	08/15/12	B2	75	77,062
AMC Entertainment, Inc., Sr. Sub. Notes
8.00%	03/01/14	B3	35	32,069
Dex Media, Inc., Notes
8.00%	11/15/13	B3	70	70,350
Dex Media East LLC, Gtd. Notes
12.125%	11/15/12	B1	151	169,497
Dex Media West LLC, Sr. Sub. Notes
9.875%	08/15/13	B2	159	172,315
DirecTV Holdings LLC, Sr. Notes
6.375%	06/15/15	Ba2	77	71,033
Echostar DBS Corp., Gtd. Notes, 144A
6.625%	10/01/14	Ba3	50	47,000
Echostar DBS Corp., Gtd. Notes, 144A
7.125%	02/01/16	Ba3	75	72,187
Gray Television, Inc., Gtd. Notes
9.25%	12/15/11	Ba3	125	130,000
Intelsat Bermuda Ltd., Sr. Notes (Bermuda)(l)
8.25%	01/15/13	B2	140	138,950
Intrawest Corp., Sr. Notes (Canada)(l)
7.50%	10/15/13	B1	75	74,625
Medianews Group, Inc., Sr. Sub. Notes
6.875%	10/01/13	B2	75	68,250
Morris Publishing Group LLC, Co., Gtd. Notes
7.00%	08/01/13	B1	25	23,750
New Skies Satellites, Sr. Notes
10.414%	11/01/11(c)	B1	25	25,813
9.125%	11/01/12	B2	25	26,438
Primedia, Inc., Sr. Notes
10.545%	05/15/10	B2	75	76,594
R.H. Donnelley Corp., Sr. Notes, 144A
8.875%	01/15/16	Caa1	100	100,875
R.H. Donnelley Finance Corp., Sr. Sub. Notes, 144A
10.875%	12/15/12	B2	150	164,625
Sinclair Broadcast Group, Inc., Gtd. Notes
8.00%	03/15/12	B2	50	50,750
Six Flags, Inc., Sr. Notes
9.625%	06/01/14	Caa1	15	13,650

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Media & Entertainment (cont’d.)
Sun Media Corp., Gtd. Notes (Canada)(l)
7.625%	02/15/13	Ba3	$175	$176,094
Universal City Florida, Holding Co., Sr. Notes
8.375%	05/01/10	B3	75	75,375
Vail Resorts, Inc., Sr. Sub Notes
6.75%	02/15/14	B2	60	57,000
Vertis, Inc., Notes
9.75%	04/01/09	B3	105	106,837

				2,021,139

Medical Supplies & Equipment — 0.1%
Hanger Orthopedic Group, Sr. Notes
10.25%	06/01/14	B3	75	74,250
Res-Care, Inc., Sr. Notes
7.75%	10/15/13	B1	100	99,250

				173,500

Metals — 0.9%
AK Steel Corp., Gtd. Notes
7.75%	06/15/12	B1	60	58,800
Arch Western Finance LLC, Sr. Notes
6.75%	07/01/13	Ba3	125	119,687
Century Aluminum Co., Sr. Notes
7.50%	08/15/14	B1	50	50,000
Chaparral Steel Co., Gtd. Notes
10.00%	07/15/13	B1	130	141,700
CSN Islands VII Corp., Gtd. Notes, 144A
10.75%	09/12/08	B1	80	85,600
Foundation PA Coal Co., Sr. Notes
7.25%	08/01/14	B1	75	73,125
Gerdau Ameristeel Corp., Sr. Notes (Canada)(l)
10.375%	07/15/11	Ba2	100	107,250
Indalex Holding, Sec’d. Notes, 144A
11.50%	02/01/14	B3	45	45,900
Ispat Inland UlC, Notes (Canada)(l)
9.75%	04/01/14	Baa3	114	125,685
Jorgensen Earle M. Co., Sec’d. Notes
9.75%	06/01/12	Ba3	50	53,250
Metals USA, Inc., Sec’d. Notes, 144A
11.125%	12/01/15	B3	125	136,875
Novelis, Inc., Sr. Notes, 144A (Canada)(l)
8.00%	02/15/15	B1	100	96,000
Ryerson Tull, Inc., Sr. Notes
8.25%	12/15/11	B2	45	44,438
United States Steel LLC, Sr. Notes
10.75%	08/01/08	Baa1	50	53,750
9.75%	05/15/10	Baa1	50	53,250

				1,245,310

Oil & Field Services — 0.1%
Hanover Compressor Co., Sr. Notes
7.50%	04/15/13	B3	100	98,000

Oil & Gas Exploration/Production — 0.4%
Pemex Project Funding Master Trust, Gtd. Notes
9.50%	03/30/18	Baa1	250	290,000
8.625%	02/01/22	Baa1	250	279,500

				569,500

SEE NOTES TO FINANCIAL STATEMENTS.

B9

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels
Pogo Producing Co. Sr. Sub. Notes
7.875%	05/01/13	B2	$25	$25,062
Tesoro Corp., Sec’d. Notes
6.625%	11/01/15	Ba1	25	23,688

				48,750

Paper — 0.5%
Abitibi-Consolidated, Inc., Notes (Canada)(l)
5.25%	06/20/08	B1	50	46,750
8.375%	04/01/15	B1	90	82,125
Ainsworth Lumber Co. Ltd., Sr. Notes (Canada)(l)
6.75%	03/15/14	B2	25	19,000
Bowater Canada Finance, Gtd. Notes (Canada)(l)
7.95%	11/15/11	B1	25	23,750
Cascades, Inc., Sr. Notes (Canada)(l)
7.25%	02/15/13	Ba3	95	87,875
Catalyst Paper Corp., Gtd. Notes (Canada)(l)
8.625%	06/15/11	B1	25	24,375
Catalyst Paper Corp., Sr. Notes (Canada)(l)
7.375%	03/01/14	B1	25	22,375
Cellu Tissue Holdings, Inc., Sec’d. Notes
9.75%	03/15/10	B2	125	121,875
Georgia-Pacific Corp., Notes
8.125%	05/15/11	B2	30	29,850
Graphic Packaging International Corp., Sr. Notes
8.50%	08/15/11	B2	50	49,875
Jefferson Smurfit Corp., Gtd. Notes
8.25%	10/01/12	B2	35	32,812
Millar Western Forest Products Ltd, Sr. Notes (Canada)(l)
7.75%	11/15/13	B2	55	41,800
Norampac, Inc., Sr. Notes (Canada)(l)
6.75%	06/01/13	B1	30	27,000
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
9.75%	02/01/11	B2	25	25,688
Tembec Industries, Inc., Gtd. Notes (Canada)(l)
7.75%	03/15/12	Ca	70	35,700

				670,850

Pipelines & Other — 1.5%
Amerigas Partners, Sr. Notes
7.125%	05/20/16	B1	50	46,875
El Paso Corp., Sr. Notes
7.00%	05/15/11	B2	465	458,606
7.80%	08/01/31	B2	100	97,125
El Paso Production Holding Co., Gtd. Notes
7.75%	06/01/13	B1	150	151,125
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes
8.75%	06/15/12	B2	200	203,000
Inergy LP Inergy Finance Corp., Sr. Notes
6.875%	12/15/14	B1	50	46,500
Pacific Energy Partners LP, Sr. Notes
7.125%	06/15/14	Ba2	25	25,250
Targa Resources, Inc., Gtd. Notes, 144A
8.50%	11/01/13	B2	125	120,625
Tennessee Gas Pipeline Co., Debs.
7.00%	03/15/27-10/15/28	Ba2	140	136,704
7.625%	04/01/37	Ba2	145	142,047

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Pipelines & Other (cont’d.)
Transmontaigne, Inc., Sr. Sub. Notes
9.125%	06/01/10	B3	$35	$37,275
Williams Cos., Inc., Notes
6.375%	10/01/10	Ba2	350	341,250
7.125%	09/01/11	Ba2	225	225,000
8.125%	03/15/12	Ba2	65	67,438

				2,098,820

Real Estate
Senior Housing Properties Trust, Sr. Notes
7.875%	04/15/15	Ba2	33	33,413

Restaurants
Dominos, Inc., Sr. Sub. Notes
8.25%	07/01/11	B2	18	18,675

Retail & Merchandising — 0.5%
GSC Holdings Corp., Sr. Notes
8.00%	10/01/12	Ba3	75	75,000
Neiman Marcus Group, Inc., Gtd. Notes, 144A
10.375%	10/15/15	B3	125	132,812
Pantry, Inc., (The), Sr. Sub. Notes
7.75%	02/15/14	B3	85	84,150
Rite Aid Corp., Sec’d. Notes
8.125%	05/01/10	B2	50	50,250
Rite Aid Corp., Gtd. Notes
7.50%	01/15/15	B2	100	96,000
Sonic Automotive, Inc., Sr. Sub. Notes
8.625%	08/15/13	B2	40	39,600
Steinway Musical Instruments, Sr. Notes, 144A
7.00%	03/01/14	Ba3	125	120,938
Stripes Acquisition, LLC, Sr. Notes, 144A
10.625%	12/15/13	B2	50	52,750

				651,500

Retailers—Food & Drug — 0.1%
Couche-Tard Corp., Sr. Sub. Notes
7.50%	12/15/13	Ba2	25	24,875
Jean Coutu Group, Inc., Sr. Notes (Canada)(l)
7.625%	08/01/12	B3	25	24,250
Jean Coutu Group, Inc. Sr. Sub. Notes (Canada)(l)
8.50%	08/01/14	B3	25	23,000

				72,125

Technology — 0.9%
Amkor Technology, Inc., Sr. Notes
7.125%	03/15/11	Caa1	25	22,688
Avago Technologies Financial, Sr. Notes, 144A (Singapore)(l)
10.125%	12/01/13	B3	85	89,462
Avago Technologies Financial, Sr. Sub. Notes, 144A (Singapore)(l)
11.875%	12/01/15	Caa2	30	32,625
Flextronics International Ltd., Sr. Sub. Notes (Singapore)(l)
6.25%	11/15/14	Ba2	50	46,812
Freescale Semiconductor, Inc., Sr. Notes
6.875%	07/15/11	Ba1	100	100,500
Iron Mountain, Inc., Gtd. Notes
8.625%	04/01/13	Caa1	95	95,000
Nortel Networks Corp., Gtd. Notes (Canada)(l)
4.25%	09/01/08	B3	25	23,563

SEE NOTES TO FINANCIAL STATEMENTS.

B10

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Technology (cont’d.)
Sanmina — SCI Corp., Gtd. Notes
6.75%	03/01/13	B1	$15	$13,988
Sanmina — SCI Corp., Sr. Sub. Notes
8.125%	03/01/16	B1	75	73,125
Seagate Technology HDD Holdings, Gtd. Notes
8.00%	05/15/09	Ba2	150	153,750
Sensata Technologies BV, Sr. Notes (Netherlands)(l)
8.00%	05/01/14	B2	175	168,875
Serena Software, Inc., Sr. Sub. Notes, 144A
10.375%	03/15/16	Caa1	95	95,475
Spansion LLC, Sr. Notes, 144A
11.25%	01/15/16	Caa1	100	100,750
Sungard Data Systems, Inc., Sr. Sub. Notes, 144A
10.25%	08/15/15	Caa1	170	175,737
Unisys Corp., Sr. Notes
8.00%	10/15/12	Ba3	20	18,600
Xerox Corp., Sr. Unsec’d. Notes
6.40%	03/15/16	Ba2	50	47,187

				1,258,137

Telecommunications — 1.4%
Alamosa Delaware, Inc., Sr. Notes
11.00%	07/31/10	Caa1	50	54,750
Centennial Communications Corp., Notes
8.125%	02/01/14	B3	25	24,063
Centennial Communications Corp., Sr. Notes
10.00%	01/01/13	Caa2	25	24,750
Citizens Communications Co., Sr. Notes
9.25%	05/15/11	Ba3	105	112,875
6.25%	01/15/13	Ba3	40	37,800
9.00%	08/15/31	Ba3	25	25,313
Dobson Cellular Systems, Sec’d. Notes
8.375%	11/01/11	B1	50	51,375
Dobson Communications Corp., Sr. Notes
9.318%	10/15/12	Caa2	10	10,075
Hawaiian Telecom, Notes
9.75%	05/01/13	B3	25	25,375
Intelsat Bermuda Ltd., Sr. Notes
11.25%	06/15/16	Caa1	100	102,500
Intelsat Bermuda Ltd., Gtd. Notes
9.25%	06/15/16	B2	25	25,812
Level 3 Financing, Inc., Sr. Notes, 144A
12.25%	03/15/13	B3	175	185,937
Nordic Telephone Co. Holdings,. Sr. Notes (Denmark)(l)
8.875%	05/01/16	B2	90	92,475
Nortel Networks Ltd., Gtd. Notes
10.125%	07/15/13	B3	25	25,438
10.75%	07/15/16	B3	15	15,263
Qwest Capital Funding, Inc., Gtd. Notes
6.875%	07/15/28	B3	50	43,125
Qwest Communications International, Inc., Gtd. Notes
7.50%	02/15/14	B2	50	48,750
Qwest Corp., Debs.
7.50%	06/15/23	Ba3	75	70,312
Qwest Corp., Notes
8.875%	03/15/12	Ba3	25	26,375

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Qwest Corp., Sr. Notes
7.875%	09/01/11	Ba3	$175	$177,187
7.625%	06/15/15	Ba3	500	493,750
Rogers Wireless, Inc., Sec’d. Notes (Canada)(l)
9.625%	05/01/11	Ba2	95	104,025
Rural Cellular Corp., Sr. Notes
9.875%	02/01/10	Caa1	45	46,294
UbiquiTelephone Operating Co., Sr. Notes
9.875%	03/01/11	Caa1	75	81,562
US Unwired, Inc., Sec’d. Notes
9.579%	06/15/10	B2	25	25,500
Windstream Corp., Sr. Notes
8.625%	08/01/16	Ba3	100	102,250

				2,032,931

Tobacco — 0.1%
Reynolds American, Inc., Sec’d. Notes, 144A
7.625%	06/01/16	Ba2	75	73,312
RJ Reynolds Tobacco Holdings, Inc., Notes
6.50%	07/15/10	Ba2	25	24,188

				97,500

Transportation
Avis Budget Car Rental LLC, Sr. Notes
7.625%	05/15/14	Ba3	30	29,100
Stena AB, Sr. Notes
9.625%	12/01/12	Ba3	25	26,563

				55,663

Utilities
Edison Mission Energy, Sr. Notes, 144A
7.75%	06/15/16	B1	50	49,125

Utility — Pipelines
Williams Cos., Inc., Sr. Notes
7.625%	07/15/19	B1	25	25,375

TOTAL CORPORATE BONDS (cost $31,470,913)				31,306,060

Interest Rate	Maturity Date		Principal Amount (000)	Value (Note 2)
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 11.3%
Federal Home Loan Mortgage Corp.
5.649%	11/15/30		17	16,546
Federal National Mortgage Assoc.
6.50%	06/01/18-10/01/32		381	384,719
4.50%	03/01/35-09/01/35		4,447	4,032,157
6.273%	08/01/29		46	45,931
6.875%	08/01/09		932	953,922
4.759%	05/01/36		221	221,057
6.00%	11/01/32		10	9,742
4.00%	09/01/18-06/01/20		5,289	4,884,474
5.00%	01/01/19		142	136,938
5.50%	02/01/35		4,858	4,666,359
4.939%	02/01/36		457	451,273

SEE NOTES TO FINANCIAL STATEMENTS.

B11

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)		Value (Note 2)
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (Continued)
Government National Mortgage Assoc.
8.50%	02/20/26-04/20/31		$47		$49,800
8.50%	04/20/26		—	(r)	1,042
8.00%	08/20/31		6		5,956
4.75%	08/20/24		8		8,504
4.375%	04/20/27		102		101,791
5.125%	10/20/27-11/20/29		78		78,762

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $16,650,621)					16,048,973

U.S. TREASURY OBLIGATIONS — 8.5%
United States Inflation Index Bonds
3.375%	01/15/07		1,600		2,040,542
2.375%	04/15/11		200		202,267
United States Treasury Bonds
3.125%	01/31/07		100		98,762
3.375%	02/15/08		200		194,391
4.00%	04/15/10		100		96,219
3.875%	05/15/10		600		574,195
7.875%	02/15/21		1,000		1,258,281
6.75%	08/15/26		100		117,641
6.125%	08/15/29		100		111,187
United States Treasury Notes
4.25%	10/15/10-11/15/14		2,200		2,118,248
3.625%	01/15/10		200		190,422
3.50%	02/15/10		300		284,133
3.75%	03/31/07		700		692,125
4.50%	11/15/10-11/15/15		1,300		1,262,547
3.875%	09/15/10		300		286,266
4.75%	03/31/11		2,600		2,560,898

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,235,712)					12,088,124

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
Federal National Mortgage Assoc., TBA
5.50%	07/01/35		10,650		10,227,323
Small Business Administration Participation Certificates, Series 2000-20A, Class 1
7.59%	01/01/20		203		213,781
Small Business Administration Participation Certificates, Series 2000-P10A, Class 1
8.017%	02/10/10		91		95,602

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,531,924)					10,536,706

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2
5.409%	05/25/35	Aaa	212		209,177
Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class MOA1
5.379%	03/15/20	Aaa	600		600,087
Federal National Mortgage Assoc., Series 2005-73, Class A1A
5.121%	07/25/35	Aaa	37		36,804

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)		Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
FHLMC Structured Pass Through Securities, Series T-61, Class 1A1
5.411%	07/25/44	Aaa		$1,012	$1,008,506
Government National Mortgage Association, Series 2000-15, Class Z
7.50%	02/20/30	Aaa		331	341,643
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1
5.361%	05/25/35	Aaa		584	583,738
Washington Mutual, Inc., Series 2005-AR6, Class 2AB1
5.271%	04/25/45	Aaa		408	407,504
Washington Mutual, Inc., Series 2003-R1, Class A1
5.351%	12/25/27	Aaa		806	805,492
Washington Mutual, Inc., Series 2005-AR13, Class A1A1
5.371%	10/25/45	Aaa		254	255,944

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,220,348)					4,248,895

FOREIGN GOVERNMENT BONDS — 1.5%
Mexican Government International Bond (Mexico)(l)
8.125%	12/30/19	Baa1		170	192,100
Republic of Brazil (Brazil)(l)
11.00%	08/17/40	B1		200	248,000
Republic of Panama (Panama)(l)
9.625%	02/08/11	Ba1		150	166,500
Russian Government International Bond (Russia)(l)
5.00%	03/31/30	NR		50	53,215
United Kingdom Treasury Stock
5.00%	03/07/12-09/07/14	Aaa	GBP	800	1,504,466

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,165,280)					2,164,281

ASSET-BACKED SECURITIES — 1.2%
Honda Auto Receivables Owner Trust, Series 2006-1, Class A2
5.10%	09/18/08	Aaa		500	498,431
MBNA Master Credit Card Trust 2000-D, Class C
8.40%	09/15/09	Aaa		200	204,078
Nissan Auto Receivables Owner Trust, Series 2006-B Class A2
5.18%	08/15/08	Aaa		500	498,435
Ocwen Mortgage Loan Asset Backed Certificates
5.495%	10/25/29	Aaa		2	1,514
WFS Financial Owner Trust, Series 2005-1, Class A3
3.59%	10/19/09	Aaa		538	531,139

TOTAL ASSET-BACKED SECURITIES (cost $1,737,122)					1,733,597

MUNICIPAL BONDS — 0.7%
Golden State Tobacco Securitization Corp., Series 2003-A-1
6.25%	06/01/33	Baa3		300	324,240
Massachusetts Water Resources Authority
5.77%	08/01/32	Aaa		125	128,260
Tobacco Settlement Financing Corp., LA
6.375%	06/01/32	Baa3		250	271,408
5.875%	05/15/39	Baa3		290	303,331

TOTAL MUNICIPAL BONDS (cost $889,793)					1,027,239

TOTAL LONG-TERM INVESTMENTS (cost $125,784,152)					135,873,882

SEE NOTES TO FINANCIAL STATEMENTS.

B12

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
SHORT-TERM INVESTMENTS — 13.0%
COMMERCIAL PAPER — 0.2%
Time Warner, Inc., Disc. Note(n) (cost $296,550)
5.24%	09/18/06	$300	$296,413

FOREIGN TREASURY OBLIGATIONS — 5.6%
Federal Republic of Italy (Italy)(n)
0.375%	10/10/06	3,000	26,226
France Treasury Bill (France)(n)
2.86%	09/07/06	50	63,626
2.85%	09/28/06	1,290	1,638,755
German Treasury Bill (Germany)(n)
2.74%	08/16/06	190	242,230
3.02%	12/13/06	4,700	5,931,283

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $7,717,703)			7,902,120

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
Federal Home Loan Bank(n)
4.95%	07/03/06	1,200	1,199,670
Federal National Mortgage Assoc.(n)
5.14%	08/01/06	900	896,016

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,095,686)			2,095,686

CERTIFICATES OF DEPOSIT — 0.7%
Countrywide Bank NA
5.209%	09/15/06	500	500,000
5.262%	10/18/06	500	499,979

TOTAL CERTIFICATES OF DEPOSIT (cost $999,990)			999,979

U.S. TREASURY OBLIGATIONS — 0.1%
United States Treasury Bills
4.805%	09/14/06(k)(n)	160	158,462
4.796%	09/14/06(k)(n)	20	19,808

TOTAL U.S. TREASURY OBLIGATIONS (cost $178,199)			178,270

		Contracts
AFFILIATED MONEY MARKET MUTUAL FUND — 4.9%
Dryden Core Investment Fund—Taxable Money Market Series(w) (cost $7,015,056)		7,015,056	7,015,056

OUTSTANDING OPTIONS PURCHASED*
Call Options
Swap 3 Month LIBOR & Fixed expiring 08/07/2006 @ $5		2,600,000	—
Swap 3 Month LIBOR & Fixed expiring 08/08/2006 @ $5		700,000	—
Swap 3 Month LIBOR & Fixed expiring 10/18/2006 @ $5		3,500,000	4

			4

Interest Rate	Maturity Date	Contracts	Value (Note 2)
OUTSTANDING OPTIONS PURCHASED* (Continued)
Put Options
Eurodollar Futures expiring 09/17/2007 @ $90		51,000,000	$319
Eurodollar Futures expiring 09/17/2007 @ $91		106,000,000	662
Swap 3 Month Libor & Fixed expiring 10/25/2006 @ $5		2,100,000	630

			1,611

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $32,259)			1,615

TOTAL SHORT-TERM INVESTMENTS (cost $18,335,443)			18,489,139

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 108.6% (cost $144,119,595)			154,363,021

		Principal Amount (000)
INVESTMENTS SOLD SHORT — (0.7)%
SHORT SALES
U.S. Treasury Notes (proceeds received $1,009,709)
3.625%	05/15/13	$1,100	(1,006,199)

OUTSTANDING OPTION WRITTEN*
		Contracts
Call Options
Swap 3 Month LIBOR & Fixed Strike Price $4.78, expiring 08/07/06		1,100,000	—
Swap 3 Month LIBOR & Fixed Strike Price $4.78, expiring 08/08/06		300,000	—
Swap 3 Month LIBOR & Fixed Strike Price $4.56, expiring 10/18/06		1,500,000	(8)

			(8)

Put Option
Swap 3 Month LIBOR & Fixed Strike Price $5.21, expiring 10/25/06		900,000	(985)

TOTAL OUTSTANDING OPTION WRITTEN (premium received $30,859)			(993)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 107.9% (cost $143,079,027)			153,355,829
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (7.9)%			(11,206,346)

NET ASSETS — 100.0%			$142,149,483

SEE NOTES TO FINANCIAL STATEMENTS.

B13

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
NR	Not Rated by Moodys or Standard & Poor’s
PIK	Payment-in-kind
TBA	Securities purchased on a forward commitment basis
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(l)	US$ Denominated Foreign Bonds.

(n)	Rates shown are the effective yields at purchase date.

(r)	Less than $1,000 par.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) of financial futures, foreign currency contracts, interest rate swaps and credit default swaps as follows:

Securities or a portion thereof with an aggregate market value of $178,270 have been segregated with the custodian to cover margin requirements for future contracts open at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation (Depreciation)
Long Positions:
49	90 Day Euro Dollar	Dec 06	$11,603,237	$11,564,612	$(38,625)
102	90 Day Euro Dollar	Mar 07	24,125,750	24,082,200	(43,550)
13	90 Day Euro Dollar	Jun 07	3,078,075	3,070,925	(7,150)
20	90 Day Euro Dollar	Sep 07	4,749,750	4,726,500	(23,250)
37	90 Day Euro Dollar	Mar 08	8,758,588	8,745,875	(12,713)
16	90 Day Euro Dollar	Dec 08	3,802,000	3,779,000	(23,000)
70	5 Year U.S. Treasury Notes	Sep 06	7,285,468	7,238,437	(47,031)
4	30 Year U.S. Treasury Notes	Sep 06	426,188	426,625	437

					(194,882)
Short Positions:
88	10 Year U.S. Treasury Notes	Sep 06	9,245,814	9,227,626	18,188

					$(176,694)

Forward foreign currency exchange contracts outstanding at June 30, 2006:

Purchase Contract	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
EUR 833,000, expiring 07/20/06	$1,047,846	$1,067,037	$19,191
EUR 14,000, expiring 07/31/06	18,003	17,948	(55)
JPY 1,204,000, expiring 08/15/06	10,549	10,593	44

			19,180
Sale Contracts
EUR 50,000, expiring 07/20/06	62,736	64,048	(1,312)
EUR 50,000, expiring 07/31/06	62,680	64,100	(1,420)
EUR 1,594,000, expiring 07/31/06	1,977,492	2,043,499	(66,007)
EUR 5,545,000, expiring 09/29/06	7,034,875	7,136,126	(101,251)
GBP 816,000, expiring 07/27/06	1,504,210	1,509,886	(5,676)
JPY 1,204,000, expiring 08/15/06	10,407	10,593	(186)

			(175,852)

		Total	$(156,672)

SEE NOTES TO FINANCIAL STATEMENTS.

B14

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2006:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital PLC(2)	06/18/34	GBP 300,000	5.00%	6 Month LIBOR	$(9,216)
UBS AG(1)	10/15/10	EUR 100,000	2.1455%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	(183)
Merrill Lynch & Co.(2)	12/15/15	JPY 30,000,000	2.00%	6 month LIBOR	2,460
Barclays Capital PLC(2)	12/15/15	JPY 10,000,000	2.00%	6 month LIBOR	883
Barclays Capital(1)	09/15/10	GBP 200,000	5.00%	6 Month LIBOR	(3,403)
Lehman Brothers(1)	12/20/11	$400,000	5.00%	3 Month LIBOR	(4,254)
Goldman Sachs(2)	12/20/16	$400,000	5.00%	3 Month LIBOR	6,954
JPMorgan Chase Bank, N.A.(1)	12/20/11	$1,600,000	5.00%	3 Month LIBOR	(17,017)
Morgan Stanley & Co.(1)	12/20/11	$1,000,000	5.00%	3 Month LIBOR	(10,635)
Goldman Sachs(1)	12/20/36	$500,000	5.00%	3 Month LIBOR	(7,308)
Morgan Stanley & Co.(1)	12/20/36	$1,600,000	5.00%	3 Month LIBOR	(23,377)

					$(65,096)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2006:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/08	$200,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	$(375)
Merrill Lynch & Co.(1)	12/20/08	100,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(589)
Morgan Stanley & Co.(1)	12/20/08	100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(288)
Barclays Bank PLC(1)	12/20/08	200,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(405)
Bank of America Securities LLC(1)	12/20/08	100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(110)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(995)
Lehman Brothers(1)	12/20/08	200,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(405)
Lehman Brothers(1)	12/20/08	200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(297)
Citigroup(1)	12/20/08	100,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(444)
Lehman Brothers(1)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(58)
Citigroup(1)	12/20/08	200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(896)
Citigroup(1)	12/20/08	300,000	0.14%	Walmart Stores, Inc., 6.875%, due 08/10/09	(560)
UBS AG(1)	12/20/08	200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(566)
Lehman Brothers(1)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(56)
Lehman Brothers(1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	410
Barclays Bank PLC(1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(1,289)
Lehman Brothers(1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(876)

SEE NOTES TO FINANCIAL STATEMENTS.

B15

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers(1)	12/20/08	$100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	$(979)
Lehman Brothers(1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,888)
Lehman Brothers(1)	06/20/09	400,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(2,491)
Merrill Lynch International(2)	03/20/07	200,000	0.61%	Russian Federation, 5.00%, due 03/31/30	281
Morgan Stanley & Co.(1)	09/20/10	100,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	367

					($12,509)

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30,2006 were as follows:

U.S. Government Mortgage Backed Obligations	11.3%
U.S. Treasury Obligations	8.5
U.S. Government Agency Obligations	7.4
Affiliated Money Market Mutual Fund	4.9
Oil, Gas & Consumable Fuels	3.1
Collateralized Mortgage Obligations	3.0
Capital Markets	2.6
Insurance	2.4
Diversified Financial Services	2.3
Industrial Conglomerates	1.9
Communication Equipment	1.8
Gaming	1.6
Pharmaceuticals	1.6
Electric	1.5
Foreign Government Bonds	1.5
Healthcare & Pharmaceuticals	1.5
Internet Software & Services	1.5
Pipelines & Other	1.5
Telecommunications	1.5
Aerospace & Defense	1.4
Automobiles	1.4
Chemicals	1.4
Media & Entertainment	1.4
Software	1.4
Biotechnology	1.3
Capital Goods	1.3
Healthcare Providers & Services	1.3
Hotels, Restaurants & Leisure	1.3
Media	1.3
Semiconductors & Semiconductor Equipment	1.3
Asset-Backed Securities	1.2
Commercial Services & Supplies	1.0
Healthcare Equipment & Supplies	1.0
Technology	1.0
Wireless Telecommunication Services	1.0
Food & Staples Retailing	0.9
Metals	0.9
Textiles, Apparel & Luxury Goods	0.9
Multiline Retail	0.7
Municipal Bonds	0.7

Cable	0.6%
Energy	0.6
Energy Equipment & Services	0.6
Lodging	0.6
Computers & Peripherals	0.5
Consumer Finance	0.5
Containers & Packaging	0.5
Food Products	0.5
Household Products	0.5
Paper	0.5
Retail & Merchandising	0.5
Tobacco	0.5
Beverages	0.4
Commercial Banks	0.4
Consumer Products & Services	0.4
Electronic Equipment & Instruments	0.4
Independent Power Producers & Energy Traders	0.4
Oil & Gas Exploration/Production	0.4
Automotive	0.3
Building Products	0.3
Financial Services	0.3
Foods	0.3
Metals & Mining	0.3
Office Electronics	0.3
Specialty Retail	0.3
Airlines	0.2
Banks	0.2
Diversified Telecommunication Services	0.2
Electric Utilities	0.2
Energy-Other	0.2
Healthcare	0.2
Home Construction	0.2
Household Durables	0.2
Machinery & Equipment	0.2
Manufacturing	0.2
Medical Supplies & Equipment	0.2
Multi-Utilities	0.2
Real Estate Investment Trust	0.2
Automotive Parts	0.1
Building & Construction	0.1
Business Services	0.1
Computer Hardware	0.1
Computer Services & Software	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

B16

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

Containers	0.1%
Electronics	0.1
Entertainment & Leisure	0.1
Internet	0.1
Internet & Catalog Retail	0.1
Oil & Field Services	0.1
Retailers—Food & Drug	0.1
Thrifts & Mortgage Finance	0.1
Transportation	0.1
Utilities	0.1
Aerospace	0.0
Apparel Manufacturers	0.0
Clothing & Apparel	0.0
Forest & Paper Products	0.0
Hotels & Motels	0.0
Office Equipment	0.0
Railroads	0.0
Real Estate	0.0
Restaurants	0.0
Semi-Conductors	0.0
Utility—Pipelines	0.0
Investments Sold Short	(0.7)
Short-Term Investments	8.1

107.9
Liabilities in excess of other assets	(7.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B17

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 2.6%
Honeywell International, Inc.	164,800	$6,641,440

Biotechnology — 2.5%
Gilead Sciences, Inc.(a)	107,500	6,359,700

Building Products — 2.7%
American Standard Companies, Inc.	159,300	6,892,911

Capital Markets — 4.9%
Merrill Lynch & Co., Inc.	83,100	5,780,436
UBS AG	61,100	6,702,670

		12,483,106

Chemicals — 2.7%
E.I. du Pont de Nemours & Co.	162,100	6,743,360

Commercial Services & Supplies — 2.9%
Waste Management, Inc.	201,300	7,222,644

Communications Equipment — 9.0%
Cisco Systems, Inc.(a)	293,900	5,739,867
Corning, Inc.(a)	254,900	6,166,031
Motorola, Inc.	289,600	5,835,440
QUALCOMM, Inc.	121,800	4,880,526

		22,621,864

Computers & Peripherals – 2.1%
Apple Computer, Inc.(a)	94,100	5,374,992

Diversified Financial Services — 2.5%
NYSE Group, Inc.(a)	90,500	6,197,440

Energy Equipment & Services — 2.7%
Transocean, Inc.(a)	86,400	6,939,648

Food Products — 5.3%
Cadbury Schweppes PLC, ADR (United Kingdom)	172,700	6,704,214
ConAgra Foods, Inc.	303,600	6,712,596

		13,416,810

Food & Staples Retailing — 5.4%
Kroger Co. (The)	324,300	7,089,198
Wal-Mart Stores, Inc.	135,900	6,546,303

		13,635,501

Independent Power Producers & Energy Traders — 2.9%
TXU Corp.	123,300	7,372,107

Industrial Conglomerates — 2.1%
3M Co.	66,900	5,403,513

Insurance — 4.8%
American International Group, Inc.	111,800	6,601,790
Axis Capital Holdings Ltd.	196,800	5,630,448

		12,232,238

Internet Software & Services — 3.1%
Google, Inc. (Class A Stock)(a)	18,800	7,883,404

Media — 7.0%
Comcast Corp. (Class A Stock)(a)	227,800	7,458,172
Disney (Walt) Co.	211,000	6,330,000
News Corp. (Class A Stock)	189,900	3,642,282

		17,430,454

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Metals & Mining — 2.1%
Phelps Dodge Corp.	63,500	$5,217,160

Multiline Retail — 2.3%
Federated Department Stores, Inc.	158,300	5,793,780

Multi-Utilities — 2.8%
Sempra Energy	157,300	7,154,004

Office Electronics — 2.2%
Xerox Corp.(a)	406,500	5,654,415

Oil, Gas & Consumable Fuels — 8.5%
Nexen, Inc.	136,800	7,734,672
Occidental Petroleum Corp.	57,600	5,906,880
Suncor Energy, Inc.	93,900	7,606,839

		21,248,391

Pharmaceuticals — 4.6%
Novartis AG, ADR (Switzerland)	86,000	4,637,120
Roche Holding AG, ADR (Switzerland)	84,400	6,962,139

		11,599,259

Semiconductors & Semiconductor Equipment — 3.4%
Broadcom Corp. (Class A Stock)(a)	142,450	4,280,623
Marvell Technology Group, Ltd.(a)	96,000	4,255,680

		8,536,303

Software — 2.4%
Adobe Systems, Inc.(a)	197,700	6,002,172

Specialty Retail — 1.7%
Home Depot, Inc.	118,600	4,244,694

Wireless Telecommunication Services — 2.3%
Alltel Corp.	91,100	5,814,913

TOTAL LONG-TERM INVESTMENTS (cost $213,520,870)		246,116,223

SHORT-TERM INVESTMENTS — 2.6%
Affiliated Money Market Mutual Fund Dryden Core Investment Fund —Taxable Money Market Series (cost $6,608,308; Note 4)(b)	6,608,308	6,608,308

TOTAL INVESTMENTS — 100.1% (cost $220,129,178)		252,724,531
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(335,927)

NET ASSETS — 100.0%		$252,388,604

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the Dryden Core Investment Fund — Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

B18

JENNISON 20/20 FOCUS PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Communications Equipment	9.0%
Oil, Gas & Consumable Fuels	8.5
Media	7.0
Food & Staples Retailing	5.4
Food Products	5.3
Capital Markets	4.9
Insurance	4.8
Pharmaceuticals	4.6
Semiconductors & Semiconductor Equipment	3.4
Internet Software & Services	3.1
Commercial Services & Supplies	2.9
Independent Power Producers & Energy Traders	2.9
Multi-Utilities	2.8
Building Products	2.7
Chemicals	2.7
Energy Equipment & Services	2.7
Aerospace & Defense	2.6
Affiliated Money Market Mutual Fund	2.6
Biotechnology	2.5
Diversified Financial Services	2.5
Software	2.4
Multiline Retail	2.3
Wireless Telecommunication Services	2.3
Office Electronics	2.2
Computers & Peripherals	2.1
Industrial Conglomerates	2.1
Metals & Mining	2.1
Specialty Retail	1.7

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B19

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND, INC.

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of thirty-two Portfolios (“Portfolio” or “Portfolios”), each with a separate series of capital stock. The information presented in these financial statements pertains to two Portfolios: Diversified Conservative Growth Portfolio and Jennison 20/20 Focus Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Diversified Conservative Growth Portfolio:    Current income and a reasonable level of capital appreciation by investing primarily in a diversified portfolio of debt and equity securities.

Jennison 20/20 Focus Portfolio:    Long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that the Portfolio manager believes to have strong capital appreciation potential.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities of any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

C1

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities that are held in the Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities – at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in assets and liabilities on the financial statements. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such

C2

borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    The Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded

C3

securities, or that the counterparty may default on it’s obligation to perform. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    The Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions:    Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The Portfolios will declare and distribute dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

C4

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), RS Investment Management, L.P. (“RS”), Pacific Investment Management Company LLC (“PIMCO”) and EARNEST Partners LLC (“EARNEST”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Diversified Conservative Growth Portfolio	0.75%	0.75%
Jennison 20/20 Focus Portfolio	0.75	0.75

At June 30, 2006 the Subadvisers that provide investment advisory services to the Portfolios as follows. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Diversified Conservative Growth Portfolio	EARNEST, RS, Jennison, PIMCO, PIM
Jennison 20/20 Focus Portfolio	Jennison

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PIM and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

For the six months ended June 30, 2006, Prudential Equity Group, LLC, an indirect wholly-owned subsidiary of Prudential, Wachovia Securities, LLC, an affiliate of PI, and First Clearing, LLC earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Prudential Equity Group	Wachovia
Diversified Conservative Growth Portfolio	$592	—
Jennison 20/20 Focus Portfolio	4,607	$197

Certain Portfolios invest in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

C5

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2006 were as follows:

Cost of Purchases:

Portfolio
Diversified Conservative Growth Portfolio	$50,707,113
Jennison 20/20 Focus Portfolio	163,647,592

Proceeds from Sales:

Portfolio
Diversified Conservative Growth Portfolio	$40,220,661
Jennison 20/20 Focus Portfolio	161,624,953

The Diversified Conservative Growth Portfolio’s written options activity for the six months ended June 30, 2006 was as follows:

	Number of Contracts/ Swap Notional Amount	Premium
Balance at beginning of period	7,100,074	$67,913
Written swap options	900,000	4,065
Expired options	(74)	(11,410)
Expired swap options	(2,000,000)	(14,114)
Closed options	(2,200,000)	(15,595)

Balance at end of period	3,800,000	$30,859

Note 6:	Tax Information

After January 2, 2006 Portfolios are treated as partnerships for tax purposes. As a result, each Portfolio’s income, gains, losses, deductions, and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes.

Prior to January 3, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2006, the Jennison 20/20 Focus Portfolio has Class II shares outstanding.

C6

Transactions in shares of common stock of the Jennison 20/20 Focus were as follows:

Jennison 20/20 Focus Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2006:
Series shares sold	433,043	$6,603,523
Series shares issued in reinvestment of dividends and distributions	401,108	5,908,325
Series shares repurchased	(332,069)	(4,877,532)

Net increase in shares outstanding	502,082	$7,634,316

Year ended December 31, 2005:
Series shares sold	637,038	$8,523,762
Series shares issued in reinvestment of dividends and distributions	14,562	177,361
Series shares repurchased	(594,774)	(7,742,410)

Net increase in shares outstanding	56,826	$958,713

Class II
Six months ended June 30, 2006:
Series shares sold	2,127,655	$31,382,911
Series shares issued in reinvestment of dividends and distributions	743,915	10,853,728
Series shares repurchased	(1,920,062)	(27,255,614)

Net increase in shares outstanding	951,508	$14,981,025

Year ended December 31, 2005:
Series shares sold	3,979,596	$51,409,858
Series shares repurchased	(1,493,869)	(19,993,661)

Net increase in shares outstanding	2,485,727	$31,416,197

Note 8:	Borrowings

The Series Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Series Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006.

The following Portfolio utilized the line of credit during the six months ended June 30, 2006. The average balance is for the number of days the Portfolio had an outstanding balance.

Portfolio	Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rate
Diversified Conservative Growth Portfolio	$800,000	4	4.98%
Jennison 20/20 Focus Portfolio	$5,240,000	5	5.46%

Note 9:	Ownership and Affiliates

As of June 30, 2006, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Change in Federal Income Tax Status and Related Reorganization

On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” Subsequent to January 2, 2006, each Portfolio’s income, gains, losses

C7

and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes. Furthermore, subsequent to January 2, 2006 each portfolio will not be able to realize any future benefit from any unused capital loss carryforward and other losses (if any) deferred from each Portfolio.

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Portfolios have not changed. In addition, the Fund obtained opinions of counsel that the change in the tax status and the related reorganization had no adverse federal income tax consequences for the Portfolios or Contract owners.

C8

Financial Highlights

(Unaudited)

	Diversified Conservative Growth Portfolio
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.67		$11.28	$10.63	$9.17	$9.89	$10.16

Income From Investment Operations:
Net Investment income	.19		.34	.26	.32	.38	.42
Net realized and unrealized gain (loss) on investments	(.14)		.39	.72	1.58	(1.08)	(.28)

Total from investment operations	.05		.73	.98	1.90	(.70)	.14

Less Dividends and Distributions:
Dividends from net investment income	(.38)		(.34)	(.33)	(.44)	(.02)	(.41)
Distributions from net realized gains	(.05)		—	—	—	—	—

Total dividends and distributions	(.43)		(.34)	(.33)	(.44)	(.02)	(.41)

Net Asset Value, end of period	$11.29		$11.67	$11.28	$10.63	$9.17	$9.89

Total Investment Return(a)	.09%		7.04%	9.56%	21.57%	(7.10)%	1.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$142.1		$151.4	$167.0	$169.6	$157.1	$204.1
Ratios to average net assets:
Expenses	.86	%(b)	.95%	.97%	.98%	.92%	.94%
Net investment income	3.11	%(b)	2.75%	2.29%	2.93%	3.63%	4.17%
Portfolio turnover rate	155	%(c)	304%	186%	224%	271%	315%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.00		$12.37	$10.68	$8.28	$10.65	$10.99

Income (Loss) From Investment Operations:
Net investment income	.05		.06	.04	.02	.02	.05
Net realized and unrealized gain (loss) on investments	.26		2.60	1.66	2.40	(2.39)	(.15)

Total from investment operations	.31		2.66	1.70	2.42	(2.37)	(.10)

Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.03)	(.01)	(.02)	— (a)	(.05)
Distributions from net realized gains	(.96)		—	—	—	—	(.19)

Total dividends and distributions	(1.02)		(.03)	(.01)	(.02)	—	(.24)

Net Asset Value, end of period	$14.29		$15.00	$12.37	$10.68	$8.28	$10.65

Total Investment Return(b)	1.86%		21.59%	15.94%	29.30%	(22.24)%	(1.01)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$87.0		$83.8	$68.4	$64.6	$57.2	$87.8
Ratios to average net assets:
Expenses	.83	%(c)	.87%	.88%	.95%	.97%	.93%
Net investment income	.75	%(c)	.43%	.29%	.18%	.19%	.46%
Portfolio turnover rate	64	%(d)	93%	87%	102%	75%	131%

(a)	Less than $.005 per share.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.83		$12.23	$10.60	$8.23	$10.63	$10.99

Income (Loss) From Investment Operations:
Net investment income	.03		.01	.01	— (a)	— (a)	.02
Net realized and unrealized gains (losses) on investments	.24		2.59	1.62	2.37	(2.40)	(.15)

Total from investment operations	.27		2.60	1.63	2.37	(2.40)	(.13)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(.04)
Distributions from net realized gains	(.96)		—	—	—	—	(.19)

Total dividends and distributions	(.96)		—	—	—	—	(.23)

Net Asset Value, end of period	$14.14		$14.83	$12.23	$10.60	$8.23	$10.63

Total Investment Return(b):	1.61%		21.26%	15.38%	28.80%	(22.58)%	(1.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$165.3		$159.3	$101.0	$39.6	$7.5	$2.0
Ratios to average net assets:
Expenses	1.23	%(c)	1.27%	1.28%	1.35%	1.37%	1.33%
Net investment income (losses)	.36	%(c)	.03%	(.02)%	(.22)%	(.21)%	.06%
Portfolio turnover rate	64	%(d)	93%	87%	102%	75%	131%

(a)	Less than $.005 per share.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D3

The Prudential Series Fund

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board, including all of the Independent Trustees, met on June 21-22, 2006 and approved the renewal of the existing agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the June 2006 meetings.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that three of the Trust’s subadvisers, Prudential

Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), administrative service fees received by PI and its affiliates for Class II shares, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the historical performance of the Portfolios during the first quarter of 2006 and (depending on each Portfolio’s inception date) for one-year, three-year, five-year and ten-year periods ending December 31, 2005, as well as fees and expenses of the Portfolios during calendar year 2005, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with variable annuity or variable life insurance contracts.

Diversified Conservative Growth Portfolio. The Board noted that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year, and five-year periods in relation to the group of comparable mutual funds in a Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same time periods. The Board also reviewed the performance of the “sleeve” of the Portfolio managed by each of the subadvisers. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.750% ranked in the third quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Jennison 20/20 Focus Portfolio. The Board noted that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year and five-year time periods in relation to the group of comparable mutual funds in a Peer Universe. The Board also noted that the Portfolio outperformed in comparison to its benchmark index over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The Portfolio’s actual management fee of 0.750% ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

This report contains financial information about certain investment choices that may be available on the variable life insurance and variable annuity contracts listed below. You may receive additional reports and should refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

VARIABLE LIFE INSURANCE

■	Pruco Life’s Magnastar

VARIABLE ANNUITIES

■	Pruco Life’s Discovery Select®
■	Pruco Life of New Jersey’s Discovery Select®
■	Pruco Life’s Discovery Choice®
■	Pruco Life of New Jersey’s Discovery Choice®

Variable life insurance is distributed by Pruco Securities LLC, member SIPC, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed through Prudential Investment Management Services LLC (PIMS), member SIPC, Gateway Center Three, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations. Contract guarantees are based on the claims-paying ability of the issuing company.

The 2005 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Prudential Financial and the Rock logo are service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

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PAID

Prudential

IFS-A105624    PSF-SAR-C    Ed. 08/2006

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date August 18, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 18, 2006

*	Print the name and title of each signing officer under his or her signature.